UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2007

Date of reporting period:         March 31, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

Semi-Annual Report

MARCH 31, 2007

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

o   WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

o   WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

o   WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Emerging Markets Focus Fund ............................................    2
   International Core Fund ................................................    4
   International Equity Fund ..............................................    6
Fund Expenses .............................................................    8
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Emerging Markets Focus Fund ............................................   10
   International Core Fund ................................................   14
   International Equity Fund ..............................................   18
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   26
   Statements of Operations ...............................................   27
   Statements of Changes in Net Assets ....................................   28
   Financial Highlights ...................................................   32
Notes to Financial Highlights .............................................   36
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................   37
--------------------------------------------------------------------------------
Other Information .........................................................   43
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   49
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

SHAREHOLDER LETTER               WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      In this semi-annual report for the WELLS FARGO ADVANTAGE INTERNATIONAL FUNDS, which covers the six-month period that ended March 31, 2007, you may notice a few changes compared with the semi-annual report you received last year at this time. We've abbreviated the content in the semi-annual reports to include fund and benchmark performance, allocation percentages, and a list of the ten largest holdings in each Fund, along with the usual information in the financial section.

      We will continue to provide you with a general review of the economy and summary information on the stock markets in our letter to you. In the next annual report, which will cover the 12-month period that will end on September 30, 2007, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

REVIEW OF THE GLOBAL ECONOMY
--------------------------------------------------------------------------------

      Growth in the world economy continued to outpace expectations during the six-month period despite a sell-off in China's market that ended the day with an 8.8% decline on February 27, 2007. The U.S. stock market dropped 3.3% in response to China's correction. China's three-fold role as a major trade partner, significant holder of U.S. government debt, and key supplier of manufactured goods caused investors in the U.S. market to sell. The sell-off in China and the United States had a negative effect on some international stocks, including those from the Asia Pacific region, China, Japan, and Europe. Emerging markets--where prices of stocks and bonds had risen significantly--suffered the most from this February 2007 correction. Nevertheless, most international markets ended the six-month period with overall positive performance.

      In China and India, the growth was stronger than expected and the People's Bank of China tried to curtail the tendency to borrow money to buy stocks by raising its one-year benchmark lending rate. Its latest increase during the period was on March 18, 2007, when it rose from 6.12% to 6.28%. The Bank of England also raised its bank rate by 0.25 percentage points to 5.25% on January 11, 2007, in an effort to control inflation, and the European Central Bank (ECB) did the same on March 8, 2007, by raising its interest rates by a quarter of a percentage point to 3.75%. The ECB noted that it anticipates raising rates again in 2007 in response to high oil prices, demands for wage increases, and volatile markets. Even with interest rates rising in several countries, liquidity remained high in global markets and added impetus to robust merger and acquisition activity.

INTERNATIONAL STOCKS REMAINED POSITIVE DESPITE FEBRUARY CORRECTION
--------------------------------------------------------------------------------

      Despite the February 2007 correction that caused volatility among international stocks, they continued to have positive performance throughout the six-month period. For example, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(SM) 1 ended the period with a six-month total return of 14.85%. Furthermore, emerging markets remained among the top performers during the period with a six-month return of 20.40%, as measured by the MSCI Emerging Markets Index 2.

LOOKING AHEAD
--------------------------------------------------------------------------------

      Many factors can affect the stability of global economics, including monetary policies, geopolitical events, and natural disasters. Acknowledging this inherent unpredictability supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of more than 120 mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results, offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      Sincerely,

      /s/ Karla M. Rabusch

      Karla M. Rabusch
      President
      WELLS FARGO ADVANTAGE FUNDS

1 The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Index(SM) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an Index.

2 The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of 25 emerging market country indices. You cannot invest directly in an Index.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   Anthony L.T. Cragg                      12/31/1997
   Alison Shimada

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                   Including Sales Charge                      Excluding Sales Charge             Gross      Net
                         -----------------------------------------   -----------------------------------------   Expense   Expense
                         6-Month*   1-Year   5-Year   Life of Fund   6-Month*   1-Year   5-Year   Life of Fund    Ratio     Ratio
----------------------------------------------------------------------------------------------------------------------------------
Class A                     8.26      5.86    19.42       15.33        14.87     12.32    20.84       16.08        2.01%     1.90%
----------------------------------------------------------------------------------------------------------------------------------
Class B                     9.43      6.46    19.84       15.63        14.43     11.46    20.03       15.63        2.76%     2.65%
----------------------------------------------------------------------------------------------------------------------------------
Class C                    13.42     10.48    19.89       15.03        14.42     11.48    19.89       15.03        2.76%     2.65%
----------------------------------------------------------------------------------------------------------------------------------
Administrator Class                                                    15.05     12.66    21.25       16.46        1.83%     1.60%
----------------------------------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------------------------------
   MSCI Emerging Markets Index(SM) 2                                   20.40     21.03    24.84       12.13

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FOREIGN INVESTMENTS ARE ESPECIALLY VOLATILE, AND CAN RISE OR FALL DRAMATICALLY DUE TO DIFFERENCES IN THE POLITICAL AND ECONOMIC CONDITIONS OF THE HOST COUNTRY. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3, 4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Hon Hai Precision Industry Company Limited                              6.49%
--------------------------------------------------------------------------------
   Companhia Vale do Rio Doce Preferreda                                   6.03%
--------------------------------------------------------------------------------
   Samsung Electronics Company Limited                                     5.30%
--------------------------------------------------------------------------------
   Tenaga Nasional Berhad                                                  4.18%
--------------------------------------------------------------------------------
   Yuanta Core Pacific Securities Company                                  4.11%
--------------------------------------------------------------------------------
   Bumiputra-Commerce Holdings Berhad                                      4.02%
--------------------------------------------------------------------------------
   Tianjin Development Holdings Limited                                    3.93%
--------------------------------------------------------------------------------
   Industria Penoles SA de CV                                              3.64%
--------------------------------------------------------------------------------
   Mobile Telesystems ADR                                                  3.41%
--------------------------------------------------------------------------------
   Kookmin Bank                                                            3.23%

PORTFOLIO COMPOSITION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Continental Europe                               (1%)
Latin America                                   (26%)
Mideast/Africa                                  (14%)
Russia                                          (13%)
Eastern Asia                                    (27%)
Southeast Asia                                  (17%)
India                                            (2%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index(SM) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of 25 emerging market country indices. You cannot invest directly in an Index.

3 Ten largest equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of ten largest equity holdings and portfolio composition.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                    SUBADVISER
   Wells Fargo Funds Management, LLC     New Star Institutional Managers Limited

FUND MANAGERS                         FUND INCEPTION
   Mark Beale                            09/28/2001
   Brian Coffey
   Richard Lewis

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                  Including Sales Charge                     Excluding Sales Charge            Gross      Net
                         ---------------------------------------    --------------------------------------    Expense   Expense
                          6-Month*  1-Year  5-Year  Life of Fund    6-Month*  1-Year  5-Year  Life of Fund     Ratio     Ratio
-------------------------------------------------------------------------------------------------------------------------------
   Class A                  5.71      8.75   11.31      10.98         12.14    15.40   12.63     12.19        4.04%     1.50%
-------------------------------------------------------------------------------------------------------------------------------
   Class B                  6.70      9.58   12.09      11.75         11.70    14.58   12.34     11.86        4.86%     2.25%
-------------------------------------------------------------------------------------------------------------------------------
   Class C                 10.88     13.76   12.38      11.90         11.88    14.76   12.38     11.90        4.87%     2.25%
-------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                12.29    15.72   12.71     12.26        4.01%     1.25%
-------------------------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------------------------
      MSCI EAFE(R) Index 2                                            14.85    20.20   15.78     15.75

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FOREIGN INVESTMENTS ARE ESPECIALLY VOLATILE, AND CAN RISE OR FALL DRAMATICALLY DUE TO DIFFERENCES IN THE POLITICAL AND ECONOMIC CONDITIONS OF THE HOST COUNTRY.THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS.THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET).THIS FUND IS EXPOSED TO SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Vodafone Group plc                                                     2.26%
--------------------------------------------------------------------------------
   Roche Holding AG                                                       1.96%
--------------------------------------------------------------------------------
   Total SA                                                               1.72%
--------------------------------------------------------------------------------
   DaimlerChrysler AG                                                     1.71%
--------------------------------------------------------------------------------
   Sony Corporation                                                       1.71%
--------------------------------------------------------------------------------
   Kao Corporation                                                        1.70%
--------------------------------------------------------------------------------
   Rio Tinto Limited                                                      1.53%
--------------------------------------------------------------------------------
   Nissan Motor Company Limited                                           1.51%
--------------------------------------------------------------------------------
   Cheung Kong Holdings Limited                                           1.47%
--------------------------------------------------------------------------------
   East Japan Railway Company                                             1.44%

PORTFOLIO COMPOSITION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                        (5%)
Continental Europe                              (47%)
Eastern Asia                                     (1%)
Japan                                           (21%)
Russia                                           (1%)
Southeast Asia                                   (8%)
United Kingdom                                  (17%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor International Core Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

2 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index(SM) an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

3 Ten largest equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of ten largest equity holdings and portfolio composition.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                    SUBADVISER
   Wells Fargo Funds Management, LLC     Artisan Partners Limited Partnership
FUND MANAGERS                            LSV Asset Management
   Mark Beale                            New Star Institutional Managers Limited
   Brian Coffey                       FUND INCEPTION
   Josef Lakonishok                      09/24/1997
   Richard Lewis
   Puneet Mansharamani, CFA
   Menno Vermeulen, CFA
   Robert W. Vishny
   Mark L. Yockey, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                     Including Sales Charge                  Excluding Sales Charge           Gross     Net
                             --------------------------------------  --------------------------------------  Expense  Expense
                             6-Month*  1-Year  5-Year  Life of Fund  6-Month*  1-Year  5-Year  Life of Fund   Ratio    Ratio
-----------------------------------------------------------------------------------------------------------------------------
   Class A                     7.90     11.95   8.82       6.43       14.48     18.81   10.12       7.09       1.67%    1.50%
------------------------------------------------------------------------------------------------------------------------------
   Class B                     9.05     12.95   8.97       6.29       14.05     17.95    9.25       6.29       2.42%    2.25%
------------------------------------------------------------------------------------------------------------------------------
   Class C                    13.11     16.94   9.25       6.29       14.11     17.94    9.25       6.29       2.42%    2.25%
------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                14.65     19.14   10.35       7.30       1.49%    1.25%
------------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                                14.73     19.31   10.01       6.59       1.29%    1.05%
------------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------------
      MSCI EAFE(R) Index 2                                            14.85     20.20   15.78       8.00
------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FOREIGN INVESTMENTS ARE ESPECIALLY VOLATILE, AND CAN RISE OR FALL DRAMATICALLY DUE TO DIFFERENCES IN THE POLITICAL AND ECONOMIC CONDITIONS OF THE HOST COUNTRY.THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS.THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET).THIS FUND IS EXPOSED TO SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   UBS AG                                                                  1.71%
--------------------------------------------------------------------------------
   Barclays plc                                                            1.37%
--------------------------------------------------------------------------------
   Allianz SE                                                              1.27%
--------------------------------------------------------------------------------
   Bouygues SA                                                             1.22%
--------------------------------------------------------------------------------
   Roche Holding AG                                                        1.20%
--------------------------------------------------------------------------------
   Vodafone Group plc                                                      1.14%
--------------------------------------------------------------------------------
   Total SA                                                                1.11%
--------------------------------------------------------------------------------
   ING Groep NV                                                            1.09%
--------------------------------------------------------------------------------
   Novartis AG                                                             1.08%
--------------------------------------------------------------------------------
   DaimlerChrysler AG                                                      1.07%

PORTFOLIO COMPOSITION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Southeast Asia                                   (5%)
Australia                                        (5%)
Continental Europe                              (47%)
Japan                                           (22%)
United Kingdom                                  (21%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown for the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Administrator Class shares annual returns are substantially similar to what the Institutional Class shares annual returns would be because the Administrator Class shares and Institutional Class shares are invested in the same portfolio and their annual returns differ only to the extent that they do not have the same expenses.

2 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE")(SM) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

3 Ten largest equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of ten largest equity holdings and portfolio composition.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS                    FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  Beginning    Ending
                                                                                   Account     Account    Expenses
                                                                                    Value       Value    Paid During   Net Annual
                                                                                 10/01/2006  03/31/2007   Period(1)   Expense Ratio
Wells Fargo Advantage Emerging Markets Focus Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Emerging Markets Focus Fund - Class A
Actual                                                                           $ 1,000.00  $ 1,148.70    $ 10.18        1.90%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,015.46    $  9.55        1.90%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Emerging Markets Focus Fund - Class B
Actual                                                                           $ 1,000.00  $ 1,144.30    $ 14.17        2.65%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,011.72    $ 13.29        2.65%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Emerging Markets Focus Fund - Class C
Actual                                                                           $ 1,000.00  $ 1,144.20    $ 14.17        2.65%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,011.72    $ 13.29        2.65%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Emerging Markets Focus Fund - Administrator Class
Actual                                                                           $ 1,000.00  $ 1,150.50    $  8.58        1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,016.95    $  8.05        1.60%

Wells Fargo Advantage International Core Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Core Fund - Class A
Actual                                                                           $ 1,000.00  $ 1,121.40    $  7.93        1.50%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,017.45    $  7.54        1.50%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Core Fund - Class B
Actual                                                                           $ 1,000.00  $ 1,117.00    $ 11.88        2.25%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,013.71    $ 11.30        2.25%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Core Fund - Class C
Actual                                                                           $ 1,000.00  $ 1,118.80    $ 11.89        2.25%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,013.71    $ 11.30        2.25%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Core Fund - Administrator Class
Actual                                                                           $ 1,000.00  $ 1,122.90    $  6.62        1.25%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,018.70    $  6.29        1.25%

FUND EXPENSES                    WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                 Beginning     Ending
                                                                                  Account     Account     Expenses
                                                                                   Value       Value     Paid During   Net Annual
                                                                                 10/01/2006  03/31/2007   Period(1)   Expense Ratio
Wells Fargo Advantage International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Equity Fund - Class A
Actual                                                                           $ 1,000.00  $ 1,144.80    $  8.02        1.50%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,017.45    $  7.54        1.50%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Equity Fund - Class B
Actual                                                                           $ 1,000.00  $ 1,140.50    $ 12.01        2.25%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,013.71    $ 11.30        2.25%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Equity Fund - Class C
Actual                                                                           $ 1,000.00  $ 1,141.10    $ 12.01        2.25%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,013.71    $ 11.30        2.25%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Equity Fund - Administrator Class
Actual                                                                           $ 1,000.00  $ 1,146.50    $  6.69        1.25%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,018.70    $  6.29        1.25%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Equity Fund - Institutional Class
Actual                                                                           $ 1,000.00  $ 1,147.30    $  5.62        1.05%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                         $ 1,000.00  $ 1,019.70    $  5.29        1.05%

(1) Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 89.67%

BRAZIL - 8.58%
    234,000  ALL AMERICA LATINA LOGISTICA (TRANSPORTATION EQUIPMENT)                                              $    2,837,121
    200,000  ANHANGERA EDUCACIONAL PARTICIPACOES SA (EDUCATIONAL SERVICES)+                                            2,164,733
    178,000  BANCO PINE (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                                 1,641,509
    101,500  CIA DE CONCESSOES RODOVIARIAS (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)             1,353,300
    113,500  COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)<<                            5,521,775
    595,600  JBS SA (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)+                                    2,194,148
     42,700  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)<<                                                              4,249,077

                                                                                                                      19,961,663
                                                                                                                  --------------
CHINA - 8.54%
 10,845,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)+                                  6,079,363
 10,850,000  SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                                5,068,471
 11,550,000  TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                                  8,736,226

                                                                                                                      19,884,060
                                                                                                                  --------------
HONG KONG - 2.97%
  7,800,000  CHINA TRAVEL INTERNATIONAL INVESTMENT (HONG KONG) LIMITED (AMUSEMENT & RECREATION SERVICES)               3,643,694
  9,000,000  SAMLING GLOBAL LIMITED (FORESTRY)+                                                                        3,271,261

                                                                                                                       6,914,955
                                                                                                                  --------------
INDIA - 1.78%
  1,190,000  ITC LIMITED (TOBACCO PRODUCTS)                                                                            4,138,238
                                                                                                                  --------------
MALAYSIA - 7.82%
  3,100,000  BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                              8,921,186
  2,815,000  TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                                9,281,562

                                                                                                                      18,202,748
                                                                                                                  --------------
MEXICO - 9.92%
    110,900  AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)                                                      5,299,911
    711,500  EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)+                                                                                      2,749,120
  1,360,000  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                           6,967,409
    701,656  INDUSTRIA PENOLES SA DE CV (NON-FERROUS METALS)                                                           8,073,502

                                                                                                                      23,089,942
                                                                                                                  --------------
PHILIPPINES - 2.06%
 13,400,000  UNIVERSAL ROBINA CORPORATION (TEXTILE MILL PRODUCTS)                                                      4,790,674
                                                                                                                  --------------
POLAND - 1.42%
    730,649  MULTIMEDIA POLSKA SA (COMMUNICATIONS)+                                                                    3,306,561
                                                                                                                  --------------
RUSSIA - 12.44%
     67,900  LUKOIL ADR (OIL & GAS EXTRACTION)<<                                                                       5,866,560
    135,200  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                   7,565,792
    536,700  POLYMETAL (PRIMARY METAL INDUSTRIES)+ ++                                                                  3,907,176
      1,730  SBERBANK OF RUSSIA (DEPOSITORY INSTITUTIONS)                                                              6,167,450
     40,100  UNIFIED ENERGY SYSTEM REGISTERED S GDR (ELECTRIC, GAS & SANITARY SERVICES)                                5,433,550

                                                                                                                      28,940,528
                                                                                                                  --------------
SAUDI ARABIA - 2.50%
    185,000  IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                           5,814,577
                                                                                                                  --------------
SOUTH AFRICA - 9.47%
    366,700  GOLD FIELDS LIMITED (METAL MINING)                                                                        6,798,697
    472,000  HIRCO PLC (REAL ESTATE)+                                                                                  3,752,444
    372,000  REUNERT LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         4,138,176
     72,500  SASOL LIMITED (COAL MINING)                                                                               2,418,999
    334,900  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                     4,930,362

                                                                                                                      22,038,678
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SOUTH KOREA - 8.14%
     80,000  KOOKMIN BANK (FINANCIAL SERVICES)                                                                    $    7,176,871
     19,670  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                               11,771,057

                                                                                                                      18,947,928
                                                                                                                  --------------
TAIWAN - 12.51%
 13,825,000  EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)                                                           5,598,181
  2,147,680  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)      14,407,864
 11,676,000  YUANTA CORE PACIFIC SECURITIES COMPANY (FINANCIAL SERVICES) (a)                                           9,117,244

                                                                                                                      29,123,289
                                                                                                                  --------------
UNITED ARAB EMIRATES - 1.52%
  1,175,000  EMAAR PROPERTIES (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                                    3,535,928
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $177,609,377)                                                                              208,689,769
                                                                                                                  --------------
PREFERRED STOCKS - 5.75%
    428,300  COMPANHIA VALE DO RIO DOCE PREFERREDA                                                                    13,387,623

TOTAL PREFERRED STOCKS (COST $6,255,573)                                                                              13,387,623
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 9.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.19%
  4,674,186  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                          4,674,186
    417,686  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      417,686

                                                                                                                       5,091,872
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.81%
$    46,546  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.37%        03/14/2008            46,552
    238,291  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         08/16/2007           238,401
     45,253  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37         04/23/2007            45,115
    129,295  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007           129,296
    129,295  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.39         10/25/2007           129,302
    129,295  BANCO SANTANDER TOTTA LN+/-++SS.                                          5.32         05/16/2008           129,308
    387,885  BANK OF AMERICA NA SERIES BKNT+/-                                         5.49         06/19/2007           387,917
    206,872  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $206,967)                                                 5.49         04/02/2007           206,872
    284,449  BUCKINGHAM II CDO LLC                                                     5.32         04/26/2007           283,454
     62,062  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         05/31/2007            61,529
    103,436  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/07/2007           102,442
    103,436  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/03/2007           102,970
    129,295  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/23/2007           128,336
     51,718  CAIRN HIGH GRADE FUNDING I LLC                                            5.32         06/04/2007            51,244
    134,467  CAIRN HIGH GRADE FUNDING I LLC++                                          5.32         06/21/2007           132,902
    258,590  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         06/07/2007           256,105
    147,852  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         05/16/2007           146,905
     12,345  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         04/13/2007            12,325
    171,497  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         05/21/2007           170,274
     98,264  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         06/14/2007            97,220
     70,890  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/12/2007            70,158
     18,758  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/13/2007            18,562
      5,870  CHEYNE FINANCE LLC                                                        5.26         04/18/2007             5,856

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    51,718  CHEYNE FINANCE LLC                                                        5.31%        06/19/2007    $       51,131
     23,066  CHEYNE FINANCE LLC                                                        5.32         05/14/2007            22,925
    336,167  CHEYNE FINANCE LLC+/-++                                                   5.34         02/25/2008           336,070
    129,295  CHEYNE FINANCE LLC SERIES MTN+/-++                                        5.33         07/16/2007           129,309
     51,718  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007            51,751
     55,261  CIT GROUP INCORPORATED+/-                                                 5.57         09/20/2007            55,313
     57,019  CIT GROUP INCORPORATED+/-                                                 5.59         11/23/2007            57,089
  1,810,132  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,810,960)                5.49         04/02/2007         1,810,132
     25,859  COMERICA BANK+/-                                                          5.32         02/08/2008            25,756
    287,599  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38         04/10/2007           287,262
    116,366  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.30         04/12/2007           116,196
    155,154  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.32         04/20/2007           154,748
    129,295  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           129,255
    258,590  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.28         06/25/2007           258,585
    416,227  DEER VALLEY FUNDING LLC++                                                 5.29         04/19/2007           415,195
    193,943  DEER VALLEY FUNDING LLC++                                                 5.29         05/15/2007           192,729
     72,850  DEER VALLEY FUNDING LLC++                                                 5.31         04/11/2007            72,755
     77,577  DEER VALLEY FUNDING LLC                                                   5.34         05/07/2007            77,182
  1,601,759  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,602,492)             5.49         04/02/2007         1,601,759
    258,590  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                 5.50         06/13/2007           258,627
     33,731  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29         07/06/2007            33,265
    160,383  FOX TROT CDO LIMITED++                                                    5.31         04/24/2007           159,868
     64,622  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007            64,643
    103,436  GEORGE STREET FINANCE LLC++                                               5.33         04/30/2007           103,014
    258,590  GREENWICH CAPITAL HOLDINGS                                                5.44         04/03/2007           258,552
    129,295  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           129,291
     10,344  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.54         05/15/2007            10,344
      7,023  HUDSON-THAMES LLC++                                                       5.26         04/04/2007             7,021
     38,778  HUDSON-THAMES LLC                                                         5.29         04/30/2007            38,620
    181,013  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007           181,042
    336,167  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007           336,167
    129,295  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.32         04/24/2008           129,302
     31,031  K2 (USA) LLC+/-++                                                         5.30         07/16/2007            31,034
     51,718  K2 (USA) LLC+/-++                                                         5.33         09/28/2007            51,718
    517,181  KEEL CAPITAL INCORPORATED++                                               5.30         04/12/2007           516,426
     15,733  KESTREL FUNDING US LLC                                                    5.29         05/21/2007            15,620
    167,091  KLIO III FUNDING CORPORATION++                                            5.31         04/24/2007           166,554
     64,648  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007            64,650
    195,220  LIBERTY HARBOUR CDO II LIMITED++                                          5.30         04/27/2007           194,508
     18,101  LIBERTY HARBOUR CDO II LIMITED++                                          5.39         04/13/2007            18,072
    109,125  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           109,179
    129,295  MORGAN STANLEY+/-                                                         5.36         07/12/2007           129,295
    189,857  MORGAN STANLEY+/-                                                         5.48         07/27/2007           189,923
    129,295  MORGAN STANLEY+/-                                                         5.51         08/07/2007           129,295
  1,137,797  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $1,138,318)           5.49         04/02/2007         1,137,797
     23,920  MORGAN STANLEY SERIES EXL+/-SS.                                           5.38         05/15/2008            23,921
     20,687  NATIONAL CITY BANK+/-                                                     5.46         09/04/2007            20,689
    148,250  NATIONWIDE BUILDING SOCIETY+/-++                                          5.48         07/20/2007           148,327

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    96,532  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32%        05/09/2007    $       96,011
    258,590  NORTHERN ROCK PLC+/-++SS.                                                 5.34         05/05/2008           258,614
     74,700  PARAGON MORTGAGES PLC SERIES 12A+/-++                                     5.30         04/15/2007            74,700
     25,859  PICAROS FUNDING PLC++                                                     5.29         06/22/2007            25,554
    147,396  PREMIUM ASSET TRUST+/-++                                                  5.47         12/21/2007           147,603
    129,295  PREMIUM ASSET TRUST SERIES 06-B+/-++                                      5.37         12/16/2007           129,295
     98,264  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.37         08/27/2007            98,264
     20,920  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34         09/24/2007            20,924
     65,015  REGENCY MARKETS #1 LLC++                                                  5.28         05/15/2007            64,608
    181,013  SAINT GERMAIN FUNDING                                                     5.31         04/19/2007           180,564
    118,952  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.39         04/11/2008           118,952
     20,687  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26         08/20/2007            20,267
    103,436  SLM CORPORATION+/-++SS.                                                   5.32         05/12/2008           103,446
     10,344  STANFIELD VICTORIA FUNDING LLC++                                          5.27         04/16/2007            10,323
     98,057  STANFIELD VICTORIA FUNDING LLC++                                          5.31         04/25/2007            97,729
     91,882  TASMAN FUNDING INCORPORATED++                                             5.29         04/04/2007            91,856
     29,898  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008            29,898
    129,295  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.33         06/15/2007           129,306
    129,295  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                     5.34         05/08/2008           129,309
     15,515  VERSAILLES CDS LLC++                                                      5.33         04/16/2007            15,484
    258,590  VETRA FINANCE CORPORATION                                                 5.31         06/12/2007           255,919
    116,950  WHISTLEJACKET CAPITAL LIMITED                                             5.30         04/23/2007           116,592
     31,031  WINDMILL FUNDING CORPORATION                                              5.38         04/02/2007            31,031
     90,507  WORLD OMNI VEHICLE LEASING++                                              5.30         04/18/2007            90,296
     51,718  WORLD OMNI VEHICLE LEASING++                                              5.36         04/19/2007            51,588

                                                                                                                      15,843,084
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,934,956)                                                            20,934,956
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 6.47%
 15,063,779  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             15,063,779

TOTAL SHORT-TERM INVESTMENTS (COST $15,063,779)                                                                       15,063,779
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $219,863,685)*                        110.89%                                                               $  258,076,127

OTHER ASSETS AND LIABILITIES, NET           (10.89)                                                                  (25,353,279)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  232,722,848
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,063,779.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 93.95%

AUSTRALIA - 4.80%
     10,600  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                               $       61,922
      4,786  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       98,164
      4,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            102,076
      2,078  RIO TINTO LIMITED (METAL MINING)                                                                            132,504
      1,449  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                            46,298

                                                                                                                         440,964
                                                                                                                  --------------
AUSTRIA - 0.38%
      1,400  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                          34,991
                                                                                                                  --------------
BELGIUM - 1.98%
      1,000  BELGACOM SA (COMMUNICATIONS)                                                                                 44,417
        630  DELHAIZE GROUP (FOOD STORES)                                                                                 57,909
      1,741  FORTIS (DEPOSITORY INSTITUTIONS)                                                                             79,516

                                                                                                                         181,842
                                                                                                                  --------------
FINLAND - 0.80%
        804  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           42,477
      1,369  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  31,510

                                                                                                                          73,987
                                                                                                                  --------------
FRANCE - 12.12%
        600  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                          77,866
         19  ARKEMA INCORPORATED ADR (CHEMICALS & ALLIED PRODUCTS)+                                                        1,086
      1,893  AXA SA (INSURANCE CARRIERS)                                                                                  80,263
      1,200  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                       92,734
      1,406  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      107,038
      1,460  CARREFOUR SA (FOOD STORES)                                                                                  106,781
        879  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   97,072
        745  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                      82,652
      1,602  PUBLICIS GROUPE (COMMUNICATIONS)                                                                             77,383
      1,055  TECHNIP SA (OIL & GAS EXTRACTION)                                                                            77,400
      2,120  TOTAL SA (OIL & GAS EXTRACTION)                                                                             148,538
        794  TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                          55,405
      2,700  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       109,718

                                                                                                                       1,113,936
                                                                                                                  --------------
GERMANY - 8.87%
        500  ALLIANZ AG (INSURANCE CARRIERS)                                                                             102,666
      2,013  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                     89,062
      1,800  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               147,638
        800  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 108,770
        625  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                  90,938
      1,822  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                            50,431
      1,400  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)+                                                              51,617
      1,700  METRO AG (FOOD STORES)                                                                                      120,382
        500  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                               53,447

                                                                                                                         814,951
                                                                                                                  --------------
GREECE - 1.03%
      2,981  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                      94,377
                                                                                                                  --------------
HONG KONG - 5.16%
     10,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  126,576
      9,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                            81,839
     85,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                             45,364

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HONG KONG (CONTINUED)
     23,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                           $       64,318
      7,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                80,988
     12,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                              75,024

                                                                                                                         474,109
                                                                                                                  --------------
ITALY - 1.96%
      3,400  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           110,640
      7,300  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                            69,481

                                                                                                                         180,121
                                                                                                                  --------------
JAPAN - 20.13%
      2,500  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                  49,856
      9,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                           67,133
      4,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                    65,614
         16  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      124,644
      1,000  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              93,092
     12,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     79,939
          1  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                           8,656
      5,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               146,385
        220  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   49,642
      3,900  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     82,077
          8  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        90,292
      6,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    112,016
      3,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                 88,086
      1,000  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   72,980
      3,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   61,864
      5,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                40,563
     12,200  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               130,759
      4,300  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   89,583
      2,900  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   78,013
      2,900  SONY CORPORATION (ELECTRONIC)                                                                               147,412
     17,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                   87,856
      8,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                           83,435

                                                                                                                       1,849,897
                                                                                                                  --------------
NETHERLANDS - 5.50%
      1,044  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                  79,284
      1,706  ARCELOR MITTAL NV (BASIC MATERIALS)                                                                          90,634
      2,910  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                           71,876
      2,135  ING GROEP NV (FINANCIAL SERVICES)                                                                            90,267
      2,500  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                  38,940
        400  ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                  26,520
      3,600  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                108,011

                                                                                                                         505,532
                                                                                                                  --------------
NORWAY - 1.31%
         60  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                           4,230
      4,270  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       116,264

                                                                                                                         120,494
                                                                                                                  --------------
RUSSIA - 0.75%
        800  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                            69,120
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SINGAPORE - 1.97%
     22,000  CAPITALAND LIMITED (REAL ESTATE)                                                                     $      116,007
      5,000  GREAT EASTERN HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                          64,924

                                                                                                                         180,931
                                                                                                                  --------------
SPAIN - 0.71%
        821  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                 20,158
      1,774  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   44,718

                                                                                                                          64,876
                                                                                                                  --------------
SWEDEN - 2.27%
      2,100  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   46,765
      1,726  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                        60,435
     27,700  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    101,949

                                                                                                                         209,149
                                                                                                                  --------------

SWITZERLAND - 6.50%
        900  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              90,137
        700  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                    40,151
      2,100  NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                               114,723
        956  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                         169,148
      1,580  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                         93,875
        310  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                            89,481

                                                                                                                         597,515
                                                                                                                  --------------

TAIWAN - 0.70%
      6,000  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       64,500
                                                                                                                  --------------

TURKEY - 0.71%
      4,900  TURKCELL ILETISIM HIZMETLERI AS ADR (COMMUNICATIONS)                                                         64,925
                                                                                                                  --------------

UNITED KINGDOM - 16.30%
      7,220  AVIVA PLC (INSURANCE CARRIERS)                                                                              106,346
     12,646  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     114,473
      7,880  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      111,803
      2,835  BHP BILLITON PLC (COAL MINING)                                                                               63,208
      9,380  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               104,105
      4,776  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          71,099
      4,249  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           116,808
        960  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                        53,050
     30,800  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                               96,369
      7,328  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         115,002
      9,208  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                   89,558
    545,113  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                            1,100
      2,540  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                         84,522
      4,200  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    84,964
     73,239  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         195,287
      1,791  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                             41,976
      4,100  YELL GROUP PLC (COMMUNICATIONS)                                                                              48,248
                                                                                                                       1,497,918
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $7,215,638)                                                                                  8,634,135
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 2.18%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.18%
    200,265  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                            200,265

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $200,265)                                                                  200,265
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 5.85%
    537,304  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $      537,304

TOTAL SHORT-TERM INVESTMENTS (COST $537,304)                                                                             537,304
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,953,207)*                           101.98%                                                              $    9,371,704

OTHER ASSETS AND LIABILITIES, NET             (1.98)                                                                    (181,780)
                                             ------                                                               --------------

TOTAL NET ASSETS                             100.00%                                                              $    9,189,924
                                             ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $537,304.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 97.33%
AUSTRALIA - 3.66%
    344,739  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                               $    2,013,867
    314,900  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          2,675,252
    264,000  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,760,086
     44,000  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                  1,789,278
    192,000  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                529,735
    222,900  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                 930,599
    109,989  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    2,255,953
    377,130  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              6,056,955
    345,600  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    1,468,033
    104,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          2,653,981
     72,447  RIO TINTO LIMITED (METAL MINING)                                                                          4,619,601
    158,200  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     1,299,198
    584,000  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              2,201,920
     45,401  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         1,450,625

                                                                                                                      31,705,083
                                                                                                                  --------------
AUSTRIA - 0.88%
     54,200  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                       1,354,656
     47,200  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   3,423,717
     39,729  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                        2,818,111

                                                                                                                       7,596,484
                                                                                                                  --------------
BELGIUM - 1.87%
     33,000  BELGACOM SA (COMMUNICATIONS)                                                                              1,465,756
     24,100  DELHAIZE GROUP (FOOD STORES)                                                                              2,215,259
     45,116  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                        1,346,387
    143,337  FORTIS (DEPOSITORY INSTITUTIONS)                                                                          6,546,563
    100,178  FORTIS NA (DEPOSITORY INSTITUTIONS)                                                                       4,574,045
        172  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           30,582

                                                                                                                      16,178,592
                                                                                                                  --------------
BRAZIL - 0.09%
    230,790  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                  810,073
                                                                                                                  --------------
CANADA - 0.31%
    113,200  NORTEL NETWORKS CORPORATION ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)+                                                                               2,722,460
                                                                                                                  --------------
CHINA - 0.48%
  2,174,000  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                      1,243,717
  1,027,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 2,950,809

                                                                                                                       4,194,526
                                                                                                                  --------------
DENMARK - 0.35%
         80  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                     834,745
     29,700  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                 1,381,767
     33,700  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                               788,463

                                                                                                                       3,004,975
                                                                                                                  --------------
FINLAND - 1.66%
     22,400  ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                        236,092
    214,290  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            6,249,016
     64,300  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                  1,472,237
     32,259  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        1,704,329
     42,908  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 987,596

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FINLAND (CONTINUED)
     55,900  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                           $    2,605,366
     66,500  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                  1,154,838

                                                                                                                      14,409,474
                                                                                                                  --------------
FRANCE - 11.09%
     51,082  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       6,629,285
        910  ARKEMA (OIL & GAS EXTRACTION)+                                                                               52,174
     10,500  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                       1,758,486
     66,955  AXA SA (INSURANCE CARRIERS)                                                                               2,838,873
     51,000  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  5,326,935
    133,201  BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              10,293,589
     48,978  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    3,728,685
    119,188  CARREFOUR SA (FOOD STORES)                                                                                8,717,112
     10,000  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                      1,164,589
     26,600  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        2,599,984
     31,349  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)        3,462,005
     33,900  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              1,321,873
     56,490  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                 4,735,987
     64,823  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   7,191,587
     16,900  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               1,191,098
     53,745  PUBLICIS GROUPE (COMMUNICATIONS)                                                                          2,596,106
     14,600  RALLYE SA (GENERAL MERCHANDISE STORES)                                                                      947,862
     14,500  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                     1,695,821
     15,000  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                2,592,273
     90,735  TECHNIP SA (OIL & GAS EXTRACTION)                                                                         6,656,736
    134,000  TOTAL SA (OIL & GAS EXTRACTION)                                                                           9,388,717
     26,899  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       1,577,813
     27,519  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 4,265,024
    129,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     5,258,349

                                                                                                                      95,990,963
                                                                                                                  --------------
GERMANY - 8.25%
     52,039  ALLIANZ SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                         10,685,308
     16,400  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               1,065,160
     47,400  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     5,336,529
     26,795  BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                                    1,581,019
     88,742  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                  3,926,228
    110,368  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             9,052,479
    113,001  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                3,420,568
     39,936  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               5,429,789
     36,092  FRAPORT AG (TRANSPORTATION SERVICES)                                                                      2,636,304
     16,500  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                               2,400,753
     58,901  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         1,630,303
     20,982  IVG IMMOBILIEN AG (REAL ESTATE)                                                                           1,004,829
     46,700  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)+                                                           1,721,797
      3,881  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                418,123
     14,800  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           1,722,011
     43,900  METRO AG (FOOD STORES)                                                                                    3,108,696
     13,300  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                        2,249,446
     29,515  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                3,122,260
     16,500  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            1,763,756
     95,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                4,740,154
     44,900  TUI AG (TRANSPORTATION BY AIR)                                                                            1,110,219
     25,801  UNITED INTERNET AG (COMMUNICATIONS)                                                                         501,482
     16,296  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)+                                                           2,829,960

                                                                                                                      71,457,173
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
GREECE - 0.39%
    100,728  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                              $    3,189,000
      5,900  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                             144,389

                                                                                                                       3,333,389
                                                                                                                  --------------

HONG KONG - 5.78%
     75,600  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         439,754
    273,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                3,455,519
    708,600  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)       2,983,674
    751,400  CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                     6,832,657
    860,700  CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED (COMMUNICATIONS)                                         2,247,172
    321,400  CHINA RESOURCES ENTERPRISE LIMITED (MISCELLANEOUS RETAIL)                                                 1,073,596
  1,207,200  CHINA RESOURCES LAND LIMITED (REAL ESTATE)                                                                1,455,407
  3,242,200  CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                                  4,672,320
    421,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                              1,557,164
    151,100  DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                             65,944
  2,745,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                          1,464,984
    791,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                2,211,986
    351,700  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                       3,382,640
    493,300  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                 1,234,907
    683,832  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  1,837,905
    275,220  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              2,557,237
    589,800  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             6,823,820
    306,158  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                 3,436,367
    347,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           2,169,444
     46,000  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                   150,125

                                                                                                                      50,052,622
                                                                                                                  --------------
IRELAND - 0.39%
     36,500  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                          1,082,435
     82,800  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           2,272,993

                                                                                                                       3,355,428
                                                                                                                  --------------
ITALY - 3.22%
    297,255  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                2,257,437
     61,200  BANCHE POPOLARI UNITE SPA (DEPOSITORY INSTITUTIONS)                                                       1,810,844
     97,000  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              1,570,472
    227,030  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         7,387,823
    130,800  FIAT SPA (TRANSPORTATION EQUIPMENT)+                                                                      3,297,127
    126,127  HERA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                530,731
     93,547  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                  2,083,154
    371,696  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                     919,074
    843,599  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                         8,029,286

                                                                                                                      27,885,948
                                                                                                                  --------------

JAPAN - 18.76%
      9,000  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   382,637
     80,400  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               1,603,360
     34,300  ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         617,074
     58,600  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         686,253
    127,300  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         2,041,726
    183,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     1,332,434
    301,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                        2,245,239
     34,000  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      1,826,375
    161,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)         1,088,909
    106,200  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       2,685,642

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
JAPAN (CONTINUED)
    225,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                     $      943,228
    168,400  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      5,544,739
    123,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                 2,017,643
    342,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         1,602,037
        443  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                    3,451,069
     30,800  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           2,867,244
    174,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      903,666
    444,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  2,957,739
     51,100  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          1,021,219
     73,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,938,985
      5,400  HOKUETSU PAPER MILLS LIMITED (PAPER & ALLIED PRODUCTS)                                                       27,770
     61,800  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    2,155,448
         63  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                         545,316
        944  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                             4,638,289
      4,118  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                              3,459,623
     97,200  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            2,796,232
    145,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             4,245,163
     13,500  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                3,046,207
    132,100  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  2,780,109
     59,100  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 518,078
    102,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)                                                                                         804,990
    325,400  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  1,977,142
    227,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    1,932,120
     84,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                           2,758,656
    969,300  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              6,267,877
        246  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                     2,776,477
    201,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  3,752,546
    184,500  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                              5,417,261
        191  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                             1,230,219
     31,400  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                2,291,582
    110,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                2,268,330
     91,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                     1,299,669
    492,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             3,991,446
    370,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                       2,599,796
        600  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                 3,172,098
    567,600  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             6,083,493
    283,500  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                5,906,250
     89,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                      848,914
        381  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,936,685
      1,800  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                  3,329,939
    326,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                       1,729,039
     92,400  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                2,485,642
     19,700  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                   5,132,298
     19,400  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                730,957
    133,000  RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                             755,066
     66,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,487,016
     43,200  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,110,794
     36,800  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         946,232
      7,700  SANYO SHINPAN FINANCE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  195,702

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
JAPAN (CONTINUED)
     60,400  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                         $      739,623
     84,300  SONY CORPORATION (ELECTRONIC)                                                                             4,285,107
    154,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,113,442
     55,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          989,477
    546,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                2,821,741
    261,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        2,722,072
     11,800  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                   473,642
    155,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              2,108,495
     54,700  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             1,870,681
     96,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                1,002,037
    209,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,250,382
     91,800  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                       5,881,619

                                                                                                                     162,446,007
                                                                                                                  --------------
LUXEMBOURG - 0.18%
     12,648  RTL GROUP SA (COMMUNICATIONS)                                                                             1,520,619
                                                                                                                  --------------
MEXICO - 0.75%
    147,800  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                    4,404,440
    495,600  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                   2,116,063

                                                                                                                       6,520,503
                                                                                                                  --------------
NETHERLANDS - 4.40%
     57,751  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                            2,485,656
    206,900  AEGON NV (INSURANCE CARRIERS)                                                                             4,123,683
     58,516  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                               4,443,867
     59,862  ARCELOR MITTAL NV (BASIC MATERIALS)                                                                       3,180,261
    333,945  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        8,248,364
     11,300  ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+               279,675
    217,793  ING GROEP NV (FINANCIAL SERVICES)                                                                         9,208,176
    154,200  KONINKLIJKE KPN NV (COMMUNICATIONS)                                                                       2,401,812
     26,756  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                       779,173
     99,000  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              2,970,304

                                                                                                                      38,120,971
                                                                                                                  --------------
NORWAY - 1.07%
     67,000  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                    2,221,098
      3,094  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                         218,117
     42,100  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                        952,363
    182,300  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                               2,999,194
    106,973  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     2,912,662

                                                                                                                       9,303,434
                                                                                                                  --------------
PORTUGAL - 0.33%
    325,200  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                    1,177,269
    262,200  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                       1,408,039
    110,550  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                  249,575

                                                                                                                       2,834,883
                                                                                                                  --------------
RUSSIA - 1.33%
     70,537  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         6,094,397
     16,358  NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                                     948,764
     17,408  OAO TMK GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                        574,464
     28,303  RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                         3,856,284

                                                                                                                      11,473,909
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SINGAPORE - 1.43%
    910,000  CAPITALAND LIMITED (REAL ESTATE)                                                                     $    4,798,471
    433,101  MOBILONE LIMITED (COMMUNICATIONS)                                                                           625,180
    398,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                         849,962
    392,300  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      4,292,377
    129,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    1,785,585

                                                                                                                      12,351,575
                                                                                                                  --------------
SOUTH AFRICA - 0.19%
    118,320  MTN GROUP LIMITED (COMMUNICATIONS)                                                                        1,606,523
                                                                                                                  --------------
SOUTH KOREA - 1.84%
     70,599  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                              3,654,519
     64,676  KOOKMIN BANK (FINANCIAL SERVICES)                                                                         5,802,141
     18,843  NHN CORPORATION (BUSINESS SERVICES)+                                                                      2,763,960
     65,294  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                              3,747,742

                                                                                                                      15,968,362
                                                                                                                  --------------
SPAIN - 2.02%
     89,286  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                              2,192,223
    210,200  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              3,751,415
      2,655  BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                          130,127
     86,009  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                     3,113,646
     69,399  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,749,368
     49,190  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                3,057,496
    104,000  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                      3,506,539

                                                                                                                      17,500,814
                                                                                                                  --------------

SWEDEN - 1.65%
     40,900  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,036,733
     40,900  HUSQVARNA AB B SHARES (COMMUNICATIONS)+                                                                     675,048
    263,100  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                       4,201,130
     74,800  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                1,665,721
     59,007  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                     2,066,107
    670,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                  2,465,916
     25,300  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                              2,130,435

                                                                                                                      14,241,090
                                                                                                                  --------------
SWITZERLAND - 8.43%
     50,687  ADECCO SA (BUSINESS SERVICES)                                                                             3,218,123
     16,900  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                 1,113,315
     74,700  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  5,360,523
      3,100  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                               2,244,990
     31,700  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           3,174,826
     18,001  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       7,010,635
    158,864  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 9,112,307
      3,600  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,793,853
     57,324  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                      10,142,500
      3,875  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                        751,625
     62,639  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                    5,721,869
      5,600  SWISSCOM AG (COMMUNICATIONS)                                                                              2,024,277
    242,218  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         14,391,754
      2,900  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              829,321
      6,400  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                  1,569,518
     15,800  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         4,560,630

                                                                                                                      73,020,066
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TAIWAN - 0.41%
    331,555  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             $    3,564,216
                                                                                                                  --------------
TURKEY - 0.24%
    155,400  TURKCELL ILETISIM HIZMETLERI AS ADR (COMMUNICATIONS)                                                      2,059,050
                                                                                                                  --------------
UNITED KINGDOM - 15.86%
    161,500  ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                1,407,885
    117,400  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        2,619,824
     71,300  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                             3,836,003
    273,634  AVIVA PLC (INSURANCE CARRIERS)                                                                            4,030,443
    345,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                   3,122,970
    815,350  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   11,568,318
     93,600  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 2,035,303
     90,741  BHP BILLITON PLC (COAL MINING)                                                                            2,023,133
    288,400  BP PLC (OIL & GAS EXTRACTION)                                                                             3,132,746
    193,700  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               1,731,472
    298,800  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                          1,896,274
    377,958  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                             4,194,822
    569,600  BT GROUP PLC (COMMUNICATIONS)                                                                             3,404,687
    217,222  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                           2,787,034
     26,811  CARNIVAL PLC (WATER TRANSPORTATION)                                                                       1,292,090
    374,500  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                    1,648,943
    677,500  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        2,266,465
    165,500  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       2,463,757
     93,000  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        1,163,026
    283,000  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                        2,124,574
    292,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         8,043,807
     10,000  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         160,871
    202,200  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                        4,165,995
     74,800  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               1,309,298
    515,307  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        2,821,578
  1,005,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                            3,144,518
    692,844  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            7,635,094
    408,896  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                6,417,035
    348,700  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                849,157
    477,500  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       1,541,959
    438,282  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                4,262,763
 25,946,294  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                           52,335
    921,700  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                             2,938,296
     31,200  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                1,218,112
    132,271  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                      4,401,484
    138,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                      4,592,124
    168,400  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                        1,993,281
    148,000  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 2,993,958
     83,000  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   939,154
    174,100  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       1,677,036
  3,613,568  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       9,635,326
    778,991  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                               4,732,932
     58,107  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          1,361,856
    141,900  YELL GROUP PLC (COMMUNICATIONS)                                                                           1,669,838

                                                                                                                     137,307,576
                                                                                                                  --------------
USA - 0.02%
      6,400  DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                144,192
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $631,519,396)                                                                              842,680,980
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING - 5.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.54%
 47,999,522  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                     $   47,999,522

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $47,999,522)                                                            47,999,522
                                                                                                                  --------------

SHORT-TERM INVESTMENTS - 1.64%
 14,216,666  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             14,216,666

TOTAL SHORT-TERM INVESTMENTS (COST $14,216,666)                                                                       14,216,666
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $693,735,584)*                                   104.51%                                                    $  904,897,168

OTHER ASSETS AND LIABILITIES, NET                       (4.51)                                                       (39,075,666)
                                                       ------                                                     --------------
TOTAL NET ASSETS                                       100.00%                                                    $  865,821,502
                                                       ======                                                     ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,216,666.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                          STATEMENTS OF ASSETS AND LIABILITIES--
                                                      MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 EMERGING MARKETS   INTERNATIONAL   INTERNATIONAL
                                                                                       FOCUS FUND       CORE FUND     EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................................  $    222,077,392   $   8,634,135   $ 842,680,980
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................................        20,934,956         200,265      47,999,522
   INVESTMENTS IN AFFILIATES ..................................................        15,063,779         537,304      14,216,666
                                                                                 -------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............................       258,076,127       9,371,704     904,897,168
                                                                                 -------------------------------------------------
   CASH .......................................................................                 0               0          50,000
   FOREIGN CURRENCY, AT VALUE .................................................            32,220               0       4,983,224
   RECEIVABLE FOR FUND SHARES ISSUED ..........................................            14,401           2,000         530,725
   RECEIVABLE FOR INVESTMENTS SOLD ............................................         1,037,481          62,407       6,134,794
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................................           390,971          33,431       3,770,929
   PREPAID EXPENSES AND OTHER ASSETS ..........................................                 0          13,859               0
                                                                                 -------------------------------------------------
TOTAL ASSETS ..................................................................       259,551,200       9,483,401     920,366,840
                                                                                 -------------------------------------------------
LIABILITIES
   FOREIGN TAXES PAYABLE ......................................................           299,640               0               0
   PAYABLE FOR FUND SHARES REDEEMED ...........................................            95,044             300          71,949
   PAYABLE FOR INVESTMENTS PURCHASED ..........................................         5,070,773          90,695       5,382,365
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......................           302,131           2,217         727,708
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS ..............                 0               0           2,281
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................................        20,934,956         200,265      47,999,522
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................................           125,808               0         361,513
                                                                                 -------------------------------------------------
TOTAL LIABILITIES .............................................................        26,828,352         293,477      54,545,338
                                                                                 -------------------------------------------------
TOTAL NET ASSETS ..............................................................  $    232,722,848   $   9,189,924   $ 865,821,502
                                                                                 =================================================
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................................  $    256,919,971   $   7,644,201   $ 672,661,989
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................        (1,697,291)        (13,882)        175,525
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................       (60,623,659)        140,820     (18,252,891)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES .......................................................        38,123,827       1,418,785     211,236,879
                                                                                 -------------------------------------------------
TOTAL NET ASSETS ..............................................................  $    232,722,848   $   9,189,924   $ 865,821,502
                                                                                 -------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................................  $    174,408,962   $   4,435,919   $  58,216,056
   SHARES OUTSTANDING - CLASS A ...............................................         4,598,379         287,234       3,226,484
   NET ASSET VALUE PER SHARE - CLASS A ........................................  $          37.93   $       15.44   $       18.04
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..............................  $          40.24   $       16.38   $       19.14
   NET ASSETS - CLASS B .......................................................  $      6,676,208   $   3,158,115   $  13,111,950
   SHARES OUTSTANDING - CLASS B ...............................................           180,726         207,987         761,686
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....................  $          36.94   $       15.18   $       17.21
   NET ASSETS - CLASS C .......................................................  $      3,176,066   $     909,216   $   1,885,561
   SHARES OUTSTANDING - CLASS C ...............................................            86,302          59,536         109,899
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....................  $          36.80   $       15.27   $       17.16
   NET ASSETS - ADMINISTRATOR CLASS ...........................................  $     48,461,612   $     686,674   $ 728,335,736
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................................         1,280,023          43,926      40,437,490
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .........  $          37.86   $       15.63   $       18.01
   NET ASSETS - INSTITUTIONAL CLASS ...........................................               N/A             N/A   $  64,272,199
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................................               N/A             N/A       3,568,902
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .........               N/A             N/A   $       18.01
                                                                                 -------------------------------------------------
INVESTMENTS AT COST ...........................................................  $    219,863,685   $   7,953,207   $ 693,735,584
                                                                                 =================================================
FOREIGN CURRENCIES AT COST ....................................................  $         32,499   $           0   $   4,944,279
                                                                                 =================================================
SECURITIES ON LOAN, AT MARKET VALUE ...........................................  $     20,068,933   $     191,950   $  47,650,786
                                                                                 =================================================

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSETS SALES. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS--
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                 EMERGING MARKETS   INTERNATIONAL   INTERNATIONAL
                                                                                       FOCUS FUND       CORE FUND     EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................................  $        952,850   $      58,672   $   6,533,135
   INTEREST ...................................................................             4,754               0               0
   INCOME FROM AFFILIATED SECURITIES ..........................................           421,284           9,532         386,639
   SECURITIES LENDING INCOME, NET .............................................            16,866             515          96,447
                                                                                 -------------------------------------------------
TOTAL INVESTMENT INCOME .......................................................         1,395,754          68,719       7,016,221
                                                                                 -------------------------------------------------
EXPENSES
   ADVISORY FEES ..............................................................         1,427,407          37,414       3,787,766
   ADMINISTRATION FEES
      FUND LEVEL ..............................................................            64,882           1,969         203,506
      CLASS A .................................................................           245,837           4,156          76,547
      CLASS B .................................................................             9,755           3,284          20,588
      CLASS C .................................................................             4,505             899           2,537
      ADMINISTRATOR CLASS .....................................................            36,872             313         358,676
      INSTITUTIONAL CLASS .....................................................               N/A             N/A          10,191
   CUSTODY FEES ...............................................................           324,411           3,938         407,012
   SHAREHOLDER SERVICING FEES .................................................           324,411           9,845         985,685
   ACCOUNTING FEES ............................................................            30,452          19,201          90,508
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .................................................................            26,129          10,708          55,145
      CLASS C .................................................................            12,068           2,930           6,797
   PROFESSIONAL FEES ..........................................................            13,816          12,148          19,444
   REGISTRATION FEES ..........................................................            24,356          15,106          80,999
   SHAREHOLDER REPORTS ........................................................            75,605             321         256,464
   TRUSTEES' FEES .............................................................             4,232           3,594           4,201
   OTHER FEES AND EXPENSES ....................................................             4,330             614          39,737
                                                                                 -------------------------------------------------
TOTAL EXPENSES ................................................................         2,629,068         126,440       6,405,803
                                                                                 -------------------------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............................          (235,475)        (54,508)     (1,192,693)
   NET EXPENSES ...............................................................         2,393,593          71,932       5,213,110
                                                                                 -------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..................................................          (997,839)         (3,213)      1,803,111
                                                                                 -------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ............        20,359,303         164,081      37,447,007
                                                                                 -------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................................        20,359,303         164,081      37,447,007
                                                                                 -------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ............        16,793,472         700,676      71,610,345
                                                                                 -------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...........        16,793,472         700,676      71,610,345
                                                                                 -------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........................        37,152,775         864,757     109,057,352
                                                                                 -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............  $     36,154,936   $     861,544   $ 110,860,463
                                                                                 =================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................................  $        565,360   $       3,799   $     461,128

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  EMERGING MARKETS FOCUS FUND
                                                                                            --------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                              MARCH 31, 2007           YEAR ENDED
                                                                                                 (UNAUDITED)   SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................  $    248,317,649   $      237,387,393
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          (997,839)           5,092,213
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................        20,359,303           60,672,577
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................        16,793,472          (16,194,120)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        36,154,936           49,570,670
                                                                                            --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................................          (169,255)          (2,824,929)
      CLASS B ............................................................................                 0              (59,823)
      CLASS C ............................................................................                 0              (25,808)
      ADMINISTRATOR CLASS ................................................................          (322,155)          (1,558,845)
      INSTITUTIONAL CLASS ................................................................               N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................................                 0                    0
      CLASS B ............................................................................                 0                    0
      CLASS C ............................................................................                 0                    0
      ADMINISTRATOR CLASS ................................................................                 0                    0
      INSTITUTIONAL CLASS ................................................................               N/A                  N/A
                                                                                            --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................          (491,410)          (4,469,405)
                                                                                            --------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................         7,818,395           25,574,025
   PROCEEDS FROM REDEMPTION FEES - CLASS A ...............................................               485               14,140
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................           159,234            2,462,835
   COST OF SHARES REDEEMED - CLASS A .....................................................       (19,670,348)         (52,831,004)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ...............................................................................       (11,692,234)         (24,780,004)
                                                                                            --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................           626,511            2,335,721
   PROCEEDS FROM REDEMPTION FEES - CLASS B ...............................................                19                  506
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................                 0               56,388
   COST OF SHARES REDEEMED - CLASS B .....................................................        (1,170,489)          (1,174,324)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ...............................................................................          (543,959)           1,218,291
                                                                                            --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................           222,749            1,413,363
   PROCEEDS FROM REDEMPTION FEES - CLASS C ...............................................                 9                  253
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................                 0               25,266
   COST OF SHARES REDEEMED - CLASS C .....................................................          (590,292)          (1,340,203)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................          (367,534)              98,679
                                                                                            --------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................         4,816,402           56,802,187
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS ...................................               187                7,578
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................           171,545            1,273,288
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................       (43,642,734)         (68,791,028)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................       (38,654,600)         (10,707,975)
                                                                                            --------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................               N/A                  N/A
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS ...................................               N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................               N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................               N/A                  N/A
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................               N/A                  N/A
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........       (51,258,327)         (34,171,009)
                                                                                            ======================================
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       (15,594,801)          10,930,256
                                                                                            ======================================
ENDING NET ASSETS ........................................................................  $    232,722,848   $      248,317,649
                                                                                            ======================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                             INTERNATIONAL CORE FUND                 INTERNATIONAL EQUITY FUND
                                                      -------------------------------------   --------------------------------------
                                                               FOR THE                                 FOR THE
                                                      SIX MONTHS ENDED              FOR THE   SIX MONTHS ENDED              FOR THE
                                                        MARCH 31, 2007           YEAR ENDED     MARCH 31, 2007           YEAR ENDED
                                                           (UNAUDITED)   SEPTEMBER 30, 2006        (UNAUDITED)   SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................  $      6,028,406   $        3,341,756   $    768,067,979   $      668,149,240
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................            (3,213)              54,241          1,803,111           10,731,728
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........           164,081              113,344         37,447,007           63,266,979
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ................           700,676              430,664         71,610,345           44,777,301
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .................................           861,544              598,249        110,860,463          118,776,008
                                                      ------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................           (26,932)             (13,587)          (525,276)            (632,299)
      CLASS B ......................................           (14,074)             (21,508)           (40,528)             (56,895)
      CLASS C ......................................            (2,635)              (2,869)            (7,656)              (6,392)
      ADMINISTRATOR CLASS ..........................               N/A                 (134)        (8,944,660)          (8,396,981)
      INSTITUTIONAL CLASS ..........................               N/A                  N/A               (146)                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................                 0             (154,767)                 0                    0
      CLASS B ......................................           (65,183)            (200,824)                 0                    0
      CLASS C ......................................           (54,719)             (42,955)                 0                    0
      ADMINISTRATOR CLASS ..........................           (13,918)              (1,628)                 0                    0
      INSTITUTIONAL CLASS ..........................           (12,746)                 N/A                  0                    0
                                                      ------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................          (190,207)            (438,272)        (9,518,266)          (9,092,567)
                                                      ------------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............         1,541,425            1,887,184          4,840,676            7,015,669
   PROCEEDS FROM REDEMPTION FEES - CLASS A .........                 0                    0                184                   92
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........            83,689              161,366            505,288              542,822
   COST OF SHARES REDEEMED - CLASS A ...............          (244,984)            (691,522)        (6,274,664)         (20,745,884)
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A .......         1,380,130            1,357,028           (928,516)         (13,187,301)
                                                      ------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............           616,372            1,189,186          1,264,885            1,402,674
   PROCEEDS FROM REDEMPTION FEES - CLASS B .........                 0                    0                  0                   35
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........            66,635              214,083             37,594               53,648
   COST OF SHARES REDEEMED - CLASS B ...............          (380,675)            (544,287)        (5,451,397)          (2,942,506)
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B .......           302,332              858,982         (4,148,918)          (1,486,149)
                                                      ------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............           269,425              421,634            152,790              375,328
   PROCEEDS FROM REDEMPTION FEES - CLASS C .........                 0                    0                  6                    4
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........            15,771               39,250              6,541                5,895
   COST OF SHARES REDEEMED - CLASS C ...............           (80,129)            (163,644)          (154,474)            (471,536)
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C .......           205,067              297,240              4,863              (90,309)
                                                      ------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR
     CLASS .........................................           602,000               32,362         32,017,797          102,168,765
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR
     CLASS .........................................                 0                    0              2,389                1,727
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS .........................................               652                1,192          6,439,237            6,361,186
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...                 0              (20,131)       (97,965,296)        (103,542,621)
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .............................           602,652               13,423        (59,505,873)           4,989,057
                                                      ------------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL
     CLASS .........................................               N/A                  N/A         61,141,511               10,000
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL
     CLASS .........................................               N/A                  N/A                  0                    0
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS .........................................               N/A                  N/A                146                    0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...               N/A                  N/A           (151,887)                   0
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .............................               N/A                  N/A         60,989,770               10,000
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .................         2,490,181            2,526,673         (3,588,674)          (9,764,702)
                                                      ==============================================================================
NET INCREASE (DECREASE) IN NET ASSETS ..............         3,161,518            2,686,650         97,753,523           99,918,739
                                                      ==============================================================================
ENDING NET ASSETS ..................................  $      9,189,924   $        6,028,406   $    865,821,502   $      768,067,979
                                                      ==============================================================================

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   EMERGING MARKETS FOCUS FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A .................................................................   $        213,184              793,612
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................              4,242               86,022
   SHARES REDEEMED - CLASS A .............................................................           (535,413)          (1,656,703)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS A ...................................           (317,987)            (777,069)
                                                                                             --------------------------------------
   SHARES SOLD - CLASS B .................................................................             17,525               73,964
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                  0                2,005
   SHARES REDEEMED - CLASS B .............................................................            (32,215)             (37,571)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS B ...................................            (14,690)              38,398
                                                                                             --------------------------------------
   SHARES SOLD - CLASS C .................................................................              6,158               43,500
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                  0                  901
   SHARES REDEEMED - CLASS C .............................................................            (16,900)             (45,325)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS C ...................................            (10,742)                (924)
                                                                                             --------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................            135,203            1,732,499
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................              4,581               44,599
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................         (1,170,674)          (2,128,022)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- ADMINISTRATOR CLASS .......................         (1,030,890)            (350,924)
                                                                                             --------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- INSTITUTIONAL CLASS .......................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..         (1,374,309)          (1,090,519)
                                                                                             ======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $     (1,697,291)  $         (208,042)
                                                                                             ======================================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                     INTERNATIONAL CORE FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A .................................................................            103,992              138,895
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................              5,637               12,642
   SHARES REDEEMED - CLASS A .............................................................            (16,338)             (50,517)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS A ...................................             93,291              101,020
                                                                                             --------------------------------------
   SHARES SOLD - CLASS B .................................................................             41,778               88,763
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................              4,565               16,909
   SHARES REDEEMED - CLASS B .............................................................            (26,125)             (40,297)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS B ...................................             20,218               65,375
                                                                                             --------------------------------------
   SHARES SOLD - CLASS C .................................................................             18,355               31,197
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................              1,076                3,105
   SHARES REDEEMED - CLASS C .............................................................             (5,491)             (12,118)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS C ...................................             13,940               22,184
                                                                                             --------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................             41,775                2,391
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................                 44                   93
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................                  0               (1,498)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- ADMINISTRATOR CLASS .......................             41,819                  986
                                                                                             --------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- INSTITUTIONAL CLASS .......................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..            169,268              189,565
                                                                                             ======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $        (13,883)  $           32,972
                                                                                             ======================================

                                                                                                    INTERNATIONAL EQUITY FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A .................................................................            283,525              484,342
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................             29,497               38,857
   SHARES REDEEMED - CLASS A .............................................................           (370,554)          (1,438,900)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS A ...................................            (57,532)            (915,701)
                                                                                             --------------------------------------
   SHARES SOLD - CLASS B .................................................................             76,753               97,940
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................              2,295                4,015
   SHARES REDEEMED - CLASS B .............................................................           (334,362)            (209,939)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS B ...................................           (255,314)            (107,984)
                                                                                             --------------------------------------
   SHARES SOLD - CLASS C .................................................................              9,487               27,382
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                401                  442
   SHARES REDEEMED - CLASS C .............................................................             (9,421)             (34,655)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS C ...................................                467               (6,831)
                                                                                             --------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................          1,872,940            7,007,152
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................            376,784              456,653
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................         (5,762,334)          (6,954,450)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- ADMINISTRATOR CLASS .......................         (3,512,610)             509,355
                                                                                             --------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................          3,576,881                  631
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                  9                    0
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................             (8,619)                   0
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- INSTITUTIONAL CLASS .......................          3,568,271                  631
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..           (256,718)            (520,530)
                                                                                             ======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $        175,525   $        7,890,680
                                                                                             ======================================

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                   BEGINNING          NET                AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                   NET ASSET   INVESTMENT         UNREALIZED        FROM NET        FROM NET
                                                   VALUE PER       INCOME     GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                       SHARE       (LOSS)        INVESTMENTS          INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   33.06        (0.16)              5.07           (0.04)           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   27.59         0.58               5.40           (0.51)           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   20.62         0.13(4)            6.84            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   17.76         0.00(4)            2.86            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........   $   15.27         0.02(4)            2.47            0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ..................   $   14.50         0.00               0.77            0.00            0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ...........   $   11.37         0.29               2.94           (0.10)           0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   32.29        (0.32)              4.97            0.00            0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   27.02         0.30               5.33           (0.36)           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   20.34        (0.03)(4)           6.71            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   17.62        (0.13)(4)           2.85            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........   $   15.18        (0.02)(4)           2.46            0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ..................   $   14.52         0.10               0.56            0.00            0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ...........   $   11.37         0.08               3.17           (0.10)           0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   32.17        (0.30)              4.93            0.00            0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   26.87         0.31               5.28           (0.29)           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   20.24        (0.05)(4)           6.68            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   17.56        (0.14)(4)           2.82            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........   $   15.12        (0.02)(4)           2.46            0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ..................   $   14.48         0.02               0.62            0.00            0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ...........   $   11.37         0.05               3.16           (0.10)           0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   33.04        (0.25)              5.21           (0.14)           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   27.58         0.69               5.36           (0.59)           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   20.55         0.22(4)            6.81            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   17.64         0.06(4)            2.85            0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........   $   15.16         0.03(4)            2.45            0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ..................   $   14.41         0.30               0.54           (0.09)           0.00
JULY 1, 2001 TO JUNE 30, 2002 ..................   $   14.00         0.07               0.44           (0.10)           0.00

INTERNATIONAL CORE FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   14.15         0.00               1.70           (0.12)          (0.29)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   13.98         0.16               1.58           (0.12)          (1.45)
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ..........   $   13.16         0.11               0.74            0.00           (0.03)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $   11.47         0.28(4)            1.93           (0.25)          (0.27)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $    8.84         0.18(4)            2.59           (0.14)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $   10.41        (0.06)(4)          (1.51)           0.00            0.00
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .....   $   10.00        (0.03)              0.44            0.00            0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   13.93        (0.04)              1.65           (0.07)          (0.29)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   13.90         0.08               1.54           (0.14)          (1.45)
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ..........   $   13.13         0.14               0.66            0.00           (0.03)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $   11.45         0.28(4)            1.92           (0.25)          (0.27)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $    8.82         0.20(4)            2.58           (0.15)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $   10.40        (0.08)(4)          (1.50)           0.00            0.00
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .....   $   10.00        (0.04)              0.44            0.00            0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   13.97        (0.04)              1.68           (0.05)          (0.29)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   13.88         0.05               1.58           (0.09)          (1.45)
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ..........   $   13.12         0.11               0.68            0.00           (0.03)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $   11.43         0.28(4)            1.93           (0.25)          (0.27)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $    8.82         0.21(4)            2.57           (0.17)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $   10.40        (0.06)(4)          (1.52)           0.00            0.00
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .....   $   10.00        (0.04)              0.44            0.00            0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   14.19         0.23               1.50            0.00           (0.29)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   13.99         0.24               1.52           (0.11)          (1.45)
APRIL 11, 2005 TO SEPTEMBER 30, 2005(3) ........   $   13.23         0.08               0.68            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS             WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                      ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   NET ASSET   -----------------------------------------------------
                                                   VALUE PER   NET INVESTMENT       GROSS   EXPENSES         NET
                                                       SHARE    INCOME (LOSS)    EXPENSES     WAIVED    EXPENSES
--------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   37.93            (0.82)%      2.05%     (0.15)%      1.90%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   33.06             1.87%       2.01%     (0.11)%      1.90%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   27.59             0.54%       2.03%     (0.13)%      1.90%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   20.62             0.00%       2.01%     (0.11)%      1.90%
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........   $   17.76             0.42%       2.03%     (0.15)%      1.88%
JULY 1, 2002 TO JUNE 30, 2003 ..................   $   15.27            (1.65)%      2.18%      0.00%       2.18%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ...........   $   14.50             0.43%       5.27%     (3.07)%      2.20%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   36.94            (1.57)%      2.80%     (0.15)%      2.65%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   32.29             0.89%       2.76%     (0.11)%      2.65%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   27.02            (0.12)%      2.77%     (0.12)%      2.65%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   20.34            (0.64)%      2.77%     (0.12)%      2.65%
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........   $   17.62            (0.45)%      2.79%     (0.15)%      2.64%
JULY 1, 2002 TO JUNE 30, 2003 ..................   $   15.18             1.59%       2.78%     (0.45)%      2.33%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ...........   $   14.52             0.10%       5.38%     (3.07)%      2.31%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   36.80            (1.57)%      2.80%     (0.15)%      2.65%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   32.17             1.00%       2.76%     (0.11)%      2.65%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   26.87            (0.20)%      2.77%     (0.12)%      2.65%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   20.24            (0.71)%      2.77%     (0.12)%      2.65%
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........   $   17.56            (0.39)%      2.79%     (0.15)%      2.64%
JULY 1, 2002 TO JUNE 30, 2003 ..................   $   15.12            (3.00)%      3.53%     (0.14)%      3.39%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ...........   $   14.48             0.10%       6.51%     (3.07)%      3.44%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   37.86            (0.54)%      1.86%     (0.26)%      1.60%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   33.04             2.10%       1.83%     (0.23)%      1.60%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   27.58             0.92%       1.76%     (0.16)%      1.60%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   20.55             0.30%       1.69%     (0.09)%      1.60%
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........   $   17.64             0.73%       1.70%     (0.15)%      1.55%
JULY 1, 2002 TO JUNE 30, 2003 ..................   $   15.16             2.43%       2.16%     (0.64)%      1.52%
JULY 1, 2001 TO JUNE 30, 2002 ..................   $   14.41             0.60%       4.66%     (3.07)%      1.59%

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   15.44             0.26%       2.88%     (1.38)%      1.50%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   14.15             1.61%       4.04%     (2.54)%      1.50%
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ..........   $   13.98             1.82%       5.94%     (4.96)%      0.98%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $   13.16             2.33%       4.78%     (4.77)%      0.01%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $   11.47             1.78%       7.65%     (7.64)%      0.01%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    8.84            (0.58)%     52.39%    (50.18)%      2.21%
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .....   $   10.41            (1.12)%      2.23%      0.00%       2.23%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   15.18            (0.53)%      3.62%     (1.37)%      2.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   13.93             0.72%       4.86%     (2.61)%      2.25%
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ..........   $   13.90             1.58%       6.88%     (5.44)%      1.44%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $   13.13             2.32%       5.52%     (5.52)%      0.00%(6)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $   11.45             2.01%       8.58%     (8.58)%      0.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    8.82            (0.83)%     52.04%    (49.66)%      2.38%
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .....   $   10.40            (1.60)%      2.98%     (0.28)%      2.70%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   15.27            (0.51)%      3.62%     (1.37)%      2.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   13.97             0.77%       4.87%     (2.62)%      2.25%
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ..........   $   13.88             1.51%       6.73%     (5.34)%      1.40%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $   13.12             2.31%       5.51%     (5.51)%      0.00%(6)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $   11.43             2.15%       8.36%     (8.35)%      0.01%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    8.82            (0.68)%     52.54%    (50.13)%      2.41%
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .....   $   10.40            (1.60)%      2.98%     (0.28)%      2.70%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   15.63             0.50%       2.76%     (1.51)%      1.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   14.19             1.95%       4.01%     (2.76)%      1.25%
APRIL 11, 2005 TO SEPTEMBER 30, 2005(3) ........   $   13.99             1.53%       5.60%     (4.18)%      1.41%

                                                                PORTFOLIO     NET ASSETS AT
                                                       TOTAL     TURNOVER     END OF PERIOD
                                                      RETURN(2)      RATE   (000'S OMITTED)
-------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND
-------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       14.87%          67%     $    174,409
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       21.95%         103%     $    162,525
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       33.80%         184%     $    157,107
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       16.04%         225%     $    139,880
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........       16.37%          49%     $    117,842
JULY 1, 2002 TO JUNE 30, 2003 ..................        5.33%         210%     $    105,512
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ...........       28.57%         206%     $         23

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       14.43%          67%     $      6,676
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       21.01%         103%     $      6,310
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       32.84%         184%     $      4,242
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       15.37%         225%     $      2,781
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........       16.06%          49%     $        290
JULY 1, 2002 TO JUNE 30, 2003 ..................        4.64%         210%     $         28
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ...........       28.65%         206%     $         11

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       14.42%          67%     $      3,176
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       20.96%         103%     $      3,122
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       32.76%         184%     $      2,632
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       15.26%         225%     $      2,449
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........       16.14%          49%     $        519
JULY 1, 2002 TO JUNE 30, 2003 ..................        4.37%         210%     $         59
OCTOBER 31, 2001(3) TO JUNE 30, 2002 ...........       28.39%         206%     $         13

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       15.05%          67%     $     48,462
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       22.26%         103%     $     76,362
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       34.21%         184%     $     73,406
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       16.43%         225%     $     50,376
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ..........       16.42%          49%     $     29,273
JULY 1, 2002 TO JUNE 30, 2003 ..................        5.79%         210%     $     25,784
JULY 1, 2001 TO JUNE 30, 2002 ..................        3.80%         206%     $     22,974

INTERNATIONAL CORE FUND
-------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       12.14%          32%     $      4,436
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       13.75%          36%     $      2,745
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ..........        6.48%          37%     $      1,299
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........       19.38%          28%     $        757
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       31.38%          88%     $        585
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (15.08)%         47%     $        161
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .....        4.10%           4%     $        104

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       11.70%          32%     $      3,158
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       12.93%          36%     $      2,616
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ..........        6.11%          37%     $      1,702
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........       19.32%          28%     $      1,218
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       31.58%          88%     $        727
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (15.19)%         47%     $        289
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .....        4.00%           4%     $        104

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       11.88%          32%     $        909
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       12.99%          36%     $        637
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ..........        6.04%          37%     $        325
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........       19.44%          28%     $        317
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       31.52%          88%     $        183
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (15.19)%         47%     $        150
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .....        4.00%           4%     $        104

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       12.29%          32%     $        687
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       13.95%          36%     $         30
APRIL 11, 2005 TO SEPTEMBER 30, 2005(3) ........        5.74%         106%     $         16

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                      BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                      NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                      VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                          SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....   $   15.91         0.02(4)          2.28           (0.17)           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............   $   13.69         0.17(4)          2.20           (0.15)           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............   $   11.09         0.17             2.43           (0.00)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............   $    9.88         0.04(4)          1.23           (0.06)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............   $    8.46         0.04(4)          1.38            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............   $   10.50        (0.01)(4)        (2.03)           0.00            0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....   $   15.13        (0.05)(4)         2.17           (0.04)           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............   $   13.03         0.07(4)          2.08           (0.05)           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............   $   10.62         0.07             2.34           (0.00)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............   $    9.48        (0.05)(4)         1.19            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............   $    8.19        (0.03)(4)         1.32            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............   $   10.25        (0.09)(4)        (1.97)           0.00            0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....   $   15.10        (0.04)(4)         2.17           (0.07)           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............   $   13.00         0.07(4)          2.09           (0.06)           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............   $   10.60         0.06             2.34            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............   $    9.47        (0.04)(4)         1.17            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............   $    8.18        (0.02)(4)         1.31            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............   $   10.24        (0.09)(4)        (1.97)           0.00            0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....   $   15.90         0.04(4)          2.28           (0.21)           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............   $   13.69         0.23(4)          2.17           (0.19)           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............   $   11.08         0.17             2.48           (0.04)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............   $    9.87         0.07(4)          1.22           (0.08)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............   $    8.46         0.08(4)          1.34           (0.01)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............   $   10.47         0.02(4)         (2.03)           0.00            0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....   $   15.91         0.14(4)          2.19           (0.23)           0.00
AUGUST 31, 2006(3) TO SEPTEMBER 30, 2006 ..........   $   15.84         0.02(4)          0.05            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS             WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   NET ASSET   ------------------------------------------------
                                                   VALUE PER   NET INVESTMENT       GROSS   EXPENSES        NET
                                                       SHARE    INCOME (LOSS)    EXPENSES     WAIVED   EXPENSES
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   18.04             0.23%       1.73%     (0.23)%     1.50%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   15.91             1.16%       1.67%     (0.17)%     1.50%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   13.69             1.24%       1.66%     (0.16)%     1.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   11.09             0.36%       1.71%     (0.21)%     1.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........   $    9.88             0.42%       1.76%     (0.26)%     1.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........   $    8.46            (0.08)%      1.96%     (0.24)%     1.72%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   17.21            (0.63)%      2.48%     (0.23)%     2.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   15.13             0.49%       2.42%     (0.17)%     2.25%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   13.03             0.49%       2.41%     (0.16)%     2.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   10.62            (0.43)%      2.46%     (0.21)%     2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........   $    9.48            (0.31)%      2.82%     (0.57)%     2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........   $    8.19            (0.83)%      3.06%     (0.59)%     2.47%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   17.16            (0.54)%      2.48%     (0.23)%     2.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   15.10             0.49%       2.42%     (0.17)%     2.25%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   13.00             0.42%       2.41%     (0.16)%     2.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   10.60            (0.39)%      2.45%     (0.20)%     2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........   $    9.47            (0.27)%      2.70%     (0.45)%     2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........   $    8.18            (0.78)%      2.96%     (0.49)%     2.47%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   18.01             0.44%       1.55%     (0.30)%     1.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   15.90             1.52%       1.49%     (0.24)%     1.25%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........   $   13.69             1.54%       1.41%     (0.16)%     1.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........   $   11.08             0.64%       1.38%     (0.13)%     1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........   $    9.87             0.76%       1.34%     (0.09)%     1.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........   $    8.46             0.31%       1.46%     (0.02)%     1.44%

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   18.01             1.63%       1.23%     (0.18)%     1.05%
AUGUST 31, 2006(3) TO SEPTEMBER 30, 2006 .......   $   15.91             1.77%       1.29%     (0.40)%     0.89%

                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                   RETURN(2)        RATE   (000'S OMITTED)
------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       14.48%         24%  $        58,216
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       17.50%         44%  $        52,243
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       23.48%         46%  $        57,496
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       12.89%        112%  $        56,108
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........       16.78%         73%  $        52,762
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      (19.43)%        52%  $        22,806

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       14.05%         24%  $        13,112
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       16.57%         44%  $        15,385
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       22.69%         46%  $        14,653
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       12.03%        112%  $        14,796
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........       15.75%         73%  $        20,149
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      (20.10)%        52%  $        29,107

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       14.11%         24%  $         1,886
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       16.65%         44%  $         1,652
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       22.64%         46%  $         1,512
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       11.93%        112%  $         1,618
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........       15.77%         73%  $         2,530
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      (20.12)%        52%  $         2,167

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       14.65%         24%  $       728,336
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       17.74%         44%  $       698,778
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       23.94%         46%  $       594,488
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       13.11%        112%  $       394,649
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........       16.83%         73%  $       266,099
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      (19.20)%        52%  $       372,380

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       14.73%         24%  $        64,272
AUGUST 31, 2006(3) TO SEPTEMBER 30, 2006 .......        0.44%         44%  $            10

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   Calculated based upon average shares outstanding.

(5)   The Fund changed its year end from June 30 to September 30.

(6)   Amount calculated is less than 0.05%.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Emerging Markets Focus Fund, International Core Fund and International Equity Fund.

      Emerging Markets Focus, International Core and International Equity Funds are each a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund"), by share class, acquired substantially all of the net assets of the following Target Fund ("Target Fund"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code:

                   Acquiring Fund                                         Target Fund
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND CLASS A    STRONG ADVISOR INTERNATIONAL CORE FUND CLASS A
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND CLASS B    STRONG ADVISOR INTERNATIONAL CORE FUND CLASS B
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND CLASS C    STRONG ADVISOR INTERNATIONAL CORE FUND CLASS C
-------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Investments which are not valued using (any of) the method(s) discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2007.

      At September 30, 2006, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                  Capital Loss
Fund                                          Expiration Year    Carryforwards
-------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND                        2007          $  22,895,349
                                                   2008              1,693,484
                                                   2009             41,422,225
                                                   2010             14,971,904
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                          2009              8,831,688
                                                   2010             17,676,171
                                                   2011             11,214,783
                                                   2012             17,574,879

     At September 30, 2006, current year deferred post-October currency losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                          Deferred Post-October
                                                              Currency Loss
-------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND                                     $ 764,077
-------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                                            10,584
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                         211,805
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                              WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

      As of March 31, 2007, there were no outstanding forward contracts.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                          Advisory Fees                                                Subadvisory Fees
                      Average Daily       (% of Average                              Average Daily       (% of Average
Fund                   Net Assets       Daily Net Assets)        Subadviser           Net Assets       Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS   First $500 million         1.100            Wells Capital      First $100 million         0.650
FOCUS FUND          Next $500 million         1.050             Management         Next $100 million         0.550
                      Next $2 billion         1.000            Incorporated        Over $200 million         0.450
                      Next $2 billion         0.975
                      Over $5 billion         0.950
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL      First $500 million         0.950              New Star          First $50 million         0.350
CORE FUND           Next $500 million         0.900            Institutional       Next $500 million         0.290
                      Next $2 billion         0.850              Managers          Over $550 million         0.200
                      Next $2 billion         0.825               Limited
                      Over $5 billion         0.800
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL      First $500 million         0.950         Artisan Partners LP   First $250 million         0.700
EQUITY FUND         Next $500 million         0.900                                Over $250 million         0.500
                      Next $2 billion         0.850
                      Next $2 billion         0.825              LSV Asset        First $150 million         0.350
                      Over $5 billion         0.800             Management         Next $350 million         0.400
                                                                                   Next $250 million         0.350
                                                                                   Next $250 million         0.325
                                                                                     Over $1 billion         0.300

                                                                  New Star         First $50 million         0.350
                                                                Institutional      Next $500 million         0.290
                                                              Managers Limited     Over $550 million         0.200

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                   Admin Fees for             Admin Fees
                                            International Core Fund only    for other Funds
                          Average Daily            (% of Average             (% of Average
Fund                        Net Assets           Daily Net Assets)         Daily Net Assets)
--------------------------------------------------------------------------------------------
FUND LEVEL               First $5 billion              0.05                       0.05
                          Next $5 billion              0.04                       0.04
                         Over $10 billion              0.03                       0.03
--------------------------------------------------------------------------------------------
CLASS A                  All asset levels              0.23                       0.28
--------------------------------------------------------------------------------------------
CLASS B                  All asset levels              0.23                       0.28
--------------------------------------------------------------------------------------------
CLASS C                  All asset levels              0.23                       0.28
--------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS      All asset levels              0.10                       0.10
--------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS      All asset levels               N/A                       0.08

      The trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:
                                                                 % of Average
Fund                                                           Daily Net Assets
--------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND                                          0.25
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                                              0.10
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                            0.10
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                 % of Average
Share Class                                                    Daily Net Assets
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C AND ADMINISTRATOR CLASS                    0.25%
--------------------------------------------------------------------------------

      For the period ended March 31, 2007, shareholder servicing fees paid were as follows:

                                                                   Administrator
Fund                              Class A     Class B    Class C       Class
--------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND     $  219,497   $  8,710   $  4,023     $  92,181
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND              4,517      3,569        977           782
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND           68,346     18,382      2,266       896,691
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the period ended March 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Fund's Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended March 31, 2007 were as follows:

                                              Net Operating Expense Ratios
                                              ----------------------------
Fund                           Class A   Class B   Class C   Administrator   Institutional
------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND*    1.90%     2.65%     2.65%        1.60%            N/A
------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND*        1.50%     2.25%     2.25%        1.25%            N/A
------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND*      1.50%     2.25%     2.25%        1.25%           1.05%
------------------------------------------------------------------------------------------

* The Fund's adviser has contractually committed to waive fees through January 31, 2008.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended March 31, 2007, were as follows:

Fund                                          Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND                     $ 161,843,195     $  206,346,481
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                             4,363,756          2,377,361
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                         193,969,282        209,359,057
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------
      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      For the period ended March 31, 2007, the Emerging Markets Focus Fund, International Core Fund and International Equity Fund had no borrowings under the agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------
      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' advisor has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------
      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of March 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8. MISCELLANEOUS
--------------------------------------------------------------------------------

FOREIGN TAXES PAYABLE

      Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statute. For the taxable years since its inception date, the Wells Fargo Advantage Emerging Markets Focus Fund (the "Focus Fund"), as successor to the Montgomery Emerging Markets Fund, has been assessed approximately $590,000. The Fund filed an administrative appeal to this assessment in April 2003.

      On August 1, 2003, the Focus Fund received a demand on half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and an agreement was reached on August 8, 2003 for the Focus Fund to make such payment. On August 20, 2003, the Focus Fund made the determination to accrue the entire amount at issue as a tax expense.

      On December 12, 2005, the administrative appeal was argued in the Income Tax Appellate Tribunal ("ITAT"). A favorable decision to the Focus Fund was subsequently rendered on April 26, 2006. However, the tax authorities could appeal this favorable decision, and the Fund was notified on August 21, 2006 that an appeal was in fact filed. Based upon discussions with local counsel, the time frame for the appeals process to be resolved may be as long as several years. The Focus Fund will continue to closely monitor the appeals process and will reverse such accrual in the event of a favorable disposition.

      Foreign taxes payable also reflects accrued India capital gains tax on unrealized gains, if any, on Indian securities as required under GAAP.

OTHER INFORMATION                WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Wake Forest University, Calloway     None
64                                                  School of Business and
                                                    Accountancy - The Thomas Goho
                                                    Chair of Finance since January
                                                    2006. Associate Professor of
                                                    Finance from 1999-2005.
--------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998        Chairman, CEO and Co-Founder of      None
64                       (Chairman since 2005)      Crystal Geyser Water Company and
                         (Lead Trustee since        President of Crystal Geyser
                         2001)                      Roxane Water Company.
--------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987        Retired. Prior thereto, President    None
73                                                  of Richard M. Leach Associates (a
                                                    financial consulting firm).
--------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk      None
54                                                  Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center
                                                    on Pensions and Retirement
                                                    Research. Research Associate and
                                                    Board Member, Penn Aging Research
                                                    Center. Research Associate,
                                                    National Bureau of Economic
                                                    Research.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS                OTHER INFORMATION
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public       None
55                                                  relations firm of Himle-Horner
                                                    and Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota
                                                    (a public policy organization).
--------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of         None
66                                                  Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate         None
62                                                  Developer. Prior thereto,
                                                    Chairman of Whitepoint Capital,
                                                    LLC until 2004.
--------------------------------------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells    None
47                                                  Fargo Bank, N.A. and President of
                                                    Wells Fargo Funds Management, LLC
                                                    since 2003. Senior Vice President
                                                    and Chief Administrative Officer
                                                    of Wells Fargo Funds Management,
                                                    LLC from 2001 to 2003.
--------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;     Senior Vice President and            None
46                       Chief Legal Counsel        Secretary of Wells Fargo Funds
                         since 2003                 Management, LLC since 2001. Vice
                                                    President and Managing Senior
                                                    Counsel of Wells Fargo Bank, N.A.
                                                    since 1996.
--------------------------------------------------------------------------------------------------------------
A. Erdem Cimen           Treasurer, since 2006      Vice President of Financial          None
33                                                  Operations for Wells Fargo Funds
                                                    Management, LLC since 2006. From
                                                    2001 to 2006, Vice President of
                                                    Wells Fargo Bank, N.A. and Vice
                                                    President of Wells Fargo Bank,
                                                    N.A. Auto Finance Group. Vice
                                                    President of Portfolio Risk
                                                    Management for Wells Fargo Bank,
                                                    N.A. Auto Finance Group from 2004
                                                    to 2006.

OTHER INFORMATION                WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

OFFICERS (continued)

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance           Chief Compliance Officer of          None
45                       Officer, since 2004        Wells Fargo Funds Management,
                                                    LLC since 2004. Chief Compliance
                                                    Officer for Wells Fargo Funds
                                                    Management, LLC from 1997 to
                                                    2002. In 2002, Ms. Peters left
                                                    Wells Fargo Funds Management,
                                                    LLC to pursue personal goals.

--------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of March 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS                OTHER INFORMATION
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

EMERGING MARKETS FOCUS FUND, INTERNATIONAL CORE FUND AND INTERNATIONAL EQUITY
FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Emerging Markets Focus Fund, International Core Fund and International Equity Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Emerging Markets Focus Fund; (iii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Fund and International Equity Fund; (iv) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Equity Fund; and (v) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Equity Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, New Star, Artisan and LSV (the "Sub-Advisers"), are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance of each Fund was lower than the median performance of each Fund's Peer Group for most time periods and required further review. As part of its further review, the Board noted that the Emerging Markets Focus Fund had changed portfolio managers in 2006 and received an analysis of, and discussed factors contributing to, the underperformance of the Emerging Markets Focus

OTHER INFORMATION                WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

Fund. The Board also received an analysis of, and discussed factors contributing to, the International Core Fund's and International Equity Fund's underperformance. The Board requested continued reports on the performance of the Funds.

      The Board received and considered information regarding each Fund's net operating expense ratios and their various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for each Fund were lower than, or not appreciably higher than, its Peer Group's median net operating expense ratios.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administration services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved Fund Management's recommendation to increase certain administrative fees for the International Core Fund in coming to its conclusion.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Emerging Markets Focus Fund was not a material factor in determining whether to renew the agreement. The Board did not consider a separate profitability analysis of Artisan, LSV and New Star, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Artisan, LSV and New Star had been negotiated by Funds Management on an arm's length basis and that Artisan's, LSV's and New Star's separate profitability from their relationships with the International Core Fund and International Equity Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS                OTHER INFORMATION
--------------------------------------------------------------------------------

will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered general information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and the Sub-Advisers at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS            WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --Association of Bay Area Governments
ADR     --American Depositary Receipt
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
ARM     --Adjustable Rate Mortgages
BART    --Bay Area Rapid Transit
CDA     --Community Development Authority
CDO     --Collateralized Debt Obligation
CDSC    --Contingent Deferred Sales Charge
CGIC    --Capital Guaranty Insurance Company
CGY     --Capital Guaranty Corporation
COP     --Certificate of Participation
CP      --Commercial Paper
CTF     --Common Trust Fund
DW&P    --Department of Water & Power
DWR     --Department of Water Resources
ECFA    --Educational & Cultural Facilities Authority
EDFA    --Economic Development Finance Authority
ETET    --Eagle Tax-Exempt Trust
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Authority
FHAG    --Federal Housing Agency
FHLB    --Federal Home Loan Bank
FHLMC   --Federal Home Loan Mortgage Corporation
FNMA    --Federal National Mortgage Association
GDR     --Global Depositary Receipt
GNMA    --Government National Mortgage Association
GO      --General Obligation
HCFR    --Healthcare Facilities Revenue
HEFA    --Health & Educational Facilities Authority
HEFAR   --Higher Education Facilities Authority Revenue
HFA     --Housing Finance Authority
HFFA    --Health Facilities Financing Authority
IDA     --Industrial Development Authority
IDAG    --Industrial Development Agency
IDR     --Industrial Development Revenue
LIBOR   --London Interbank Offered Rate
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
LP      --Limited Partnership
MBIA    --Municipal Bond Insurance Association
MFHR    --Multi-Family Housing Revenue
MTN     --Medium Term Note
MUD     --Municipal Utility District
PCFA    --Pollution Control Finance Authority
PCR     --Pollution Control Revenue
PFA     --Public Finance Authority
PFFA    --Public Facilities Financing Authority
plc     --Public Limited Company
PSFG    --Public School Fund Guaranty
R&D     --Research & Development
RDA     --Redevelopment Authority
RDFA    --Redevelopment Finance Authority
REITS   --Real Estate Investment Trusts
SFHR    --Single Family Housing Revenue
SFMR    --Single Family Mortgage Revenue
SLMA    --Student Loan Marketing Association
TBA     --To Be Announced
TRAN    --Tax Revenue Anticipation Notes
USD     --Unified School District
XLCA    --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO] WELLS ADVANTAGE
       FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo    www.wellsfargo.com/advantagefunds           103743 05-07
Funds Management,                                            SINTLD/SAR108 03-07
LLC. All rights
reserved.

                                                                ----------------
                                                        [LOGO]  WELLS  ADVANTAGE
                                                                FARGO  FUNDS
                                                                ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

Semi-Annual Report

MARCH 31, 2007

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

o     WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

o     WELLS FARGO ADVANTAGE OVERSEAS FUND

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Asia Pacific Fund ......................................................    2
   Overseas Fund ..........................................................    4
Fund Expenses .............................................................    6
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Asia Pacific Fund ......................................................    7
   Overseas Fund ..........................................................   11
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   15
   Statements of Operations ...............................................   16
   Statements of Changes in Net Assets ....................................   18
   Financial Highlights ...................................................   20
   Notes to Financial Highlights ..........................................   22
Notes to Financial Statements .............................................   23
--------------------------------------------------------------------------------
Other Information .........................................................   28
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   34
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      In this semi-annual report for the WELLS FARGO ADVANTAGE INTERNATIONAL FUNDS, which covers the six-month period that ended March 31, 2007, you may notice a few changes compared with the semi-annual report you received last year at this time. We've abbreviated the content in the semi-annual reports to include fund and benchmark performance, allocation percentages, and a list of the ten largest holdings in each Fund, along with the usual information in the financial section.

      We will continue to provide you with a general review of the economy and summary information on the stock markets in our letter to you. In the next annual report, which will cover the 12-month period that will end on September 30, 2007, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

REVIEW OF THE GLOBAL ECONOMY
--------------------------------------------------------------------------------

      Growth in the world economy continued to outpace expectations during the six-month period despite a sell-off in China's market that ended the day with an 8.8% decline on February 27, 2007. The U.S. stock market dropped 3.3% in response to China's correction. China's three-fold role as a major trade partner, significant holder of U.S. government debt, and key supplier of manufactured goods caused investors in the U.S. market to sell. The sell-off in China and the United States had a negative effect on some international stocks, including those from the Asia Pacific region, China, Japan, and Europe. Emerging markets--where prices of stocks and bonds had risen significantly--suffered the most from this February 2007 correction. Nevertheless, most international markets ended the six-month period with overall positive performance.

      In China and India, the growth was stronger than expected and the People's Bank of China tried to curtail the tendency to borrow money to buy stocks by raising its one-year benchmark lending rate. Its latest increase during the period was on March 18, 2007, when it rose from 6.12% to 6.28%. The Bank of England also raised its bank rate by 0.25 percentage points to 5.25% on January 11, 2007, in an effort to control inflation, and the European Central Bank (ECB) did the same on March 8, 2007, by raising its interest rates by a quarter of a percentage point to 3.75%. The ECB noted that it anticipates raising rates again in 2007 in response to high oil prices, demands for wage increases, and volatile markets. Even with interest rates rising in several countries, liquidity remained high in global markets and added impetus to robust merger and acquisition activity.

INTERNATIONAL STOCKS REMAINED POSITIVE DESPITE FEBRUARY CORRECTION
--------------------------------------------------------------------------------

      Despite the February 2007 correction that caused volatility among international stocks, they continued to have positive performance throughout the six-month period. For example, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(SM) 1 ended the period with a six-month total return of 14.85%. Furthermore, emerging markets remained among the top performers during the period with a six-month return of 20.40%, as measured by the MSCI Emerging Markets Index 2.

LOOKING AHEAD
--------------------------------------------------------------------------------

      Many factors can affect the stability of global economics, including monetary policies, geopolitical events, and natural disasters. Acknowledging this inherent unpredictability supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of more than 120 mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results, offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      Sincerely,

      /s/ Karla M. Rabusch

      Karla M. Rabusch
      President
      WELLS FARGO ADVANTAGE FUNDS

1 The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Index(SM) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an Index.

2 The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of 25 emerging market country indices. You cannot invest directly in an Index.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION
   Anthony L.T. Cragg                      12/31/1993

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                                                    Gross      Net
                                                                                   Expense   Expense
                                           6-Month*   1-Year   5-Year    10-Year    Ratio     Ratio
-----------------------------------------------------------------------------------------------------
   Investor Class                           21.50     17.03    21.92       8.12     1.97%     1.65%
-----------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------
      MSCI AC Asia Pacific Index(SM) 2      20.76     28.09    20.93       6.19
-----------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FOREIGN INVESTMENTS ARE ESPECIALLY VOLATILE, AND CAN RISE OR FALL DRAMATICALLY DUE TO DIFFERENCES IN THE POLITICAL AND ECONOMIC CONDITIONS OF THE HOST COUNTRY. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO REGIONAL RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Rio Tinto Limited                                                       2.67%
--------------------------------------------------------------------------------
   Banyan Tree Holdings Limited                                            2.48%
--------------------------------------------------------------------------------
   Jardine Strategic Holdings Limited                                      2.29%
--------------------------------------------------------------------------------
   Fraser & Neave Limited                                                  2.25%
--------------------------------------------------------------------------------
   Mitsubishi Heavy Industries Limited                                     1.82%
--------------------------------------------------------------------------------
   Nomura Holdings Incorporated                                            1.81%
--------------------------------------------------------------------------------
   Inpex Holdings Incorporated                                             1.80%
--------------------------------------------------------------------------------
   Straits Asia Resources Limited                                          1.78%
--------------------------------------------------------------------------------
   Samsung Electronics Company Limited                                     1.77%
--------------------------------------------------------------------------------
   Tianjin Development Holdings Limited                                    1.70%

PORTFOLIO COMPOSITION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Vietnam                                          (2%)
Australia                                        (9%)
Cayman Islands                                   (1%)
China                                            (6%)
Hong Kong                                       (10%)
India                                            (3%)
Japan                                           (19%)
Malaysia                                         (6%)
Philippines                                      (3%)
Singapore                                       (24%)
United Kingdom                                   (1%)
South Korea                                     (10%)
Taiwan                                           (6%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses and includes acquired fund expenses that are excluded from the gross expenses reported in the Financial Highlights.

   Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Asia Pacific Fund.

2 The Morgan Stanley Capital International All Country Asia Pacific ("MSCI AC Asia Pacific") Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka,Taiwan and Thailand. You cannot invest directly in an Index.

3 Ten largest equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of ten largest equity holdings and portfolio composition.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OVERSEAS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The WELLS FARGO ADVANTAGE OVERSEAS FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                    SUBADVISER
   Wells Fargo Funds Management, LLC    New Star Institutional Managers Limited

PORTFOLIO MANAGERS                    FUND INCEPTION
   Mark Beale                           06/30/1998
   Brian Coffey
   Richard Lewis

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                                      Gross      Net
                                                           Life of   Expense   Expense
                              6-Month*   1-Year   5-Year    Fund      Ratio     Ratio
--------------------------------------------------------------------------------------
   Institutional Class         12.42      16.28    11.93    7.68      1.34%     0.95%
--------------------------------------------------------------------------------------
   Investor Class              12.21      15.68    11.39    7.38      1.91%     1.46%
--------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------
      MSCI EAFE(R) Index(SM) 2 14.85      20.20    15.78    7.30

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FOREIGN INVESTMENTS ARE ESPECIALLY VOLATILE, AND CAN RISE OR FALL DRAMATICALLY DUE TO DIFFERENCES IN THE POLITICAL AND ECONOMIC CONDITIONS OF THE HOST COUNTRY. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Total SA                                                                2.48%
--------------------------------------------------------------------------------
   Vodafone Group plc                                                      2.38%
--------------------------------------------------------------------------------
   Legal & General Group plc                                               2.15%
--------------------------------------------------------------------------------
   Roche Holding AG                                                        2.02%
--------------------------------------------------------------------------------
   CapitaLand Limited                                                      1.77%
--------------------------------------------------------------------------------
   Rio Tinto Limited                                                       1.63%
--------------------------------------------------------------------------------
   Nissan Motor Company Limited                                            1.61%
--------------------------------------------------------------------------------
   Sony Corporation                                                        1.51%
--------------------------------------------------------------------------------
   Kao Corporation                                                         1.50%
--------------------------------------------------------------------------------
   Commerzbank AG                                                          1.44%

PORTFOLIO COMPOSITION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                        (5%)
Belgium                                          (2%)
Austria                                          (1%)
Finland                                          (1%)
France                                          (13%)
Germany                                          (9%)
Greece                                           (1%)
Hong Kong                                        (6%)
Italy                                            (2%)
Japan                                           (21%)
Netherlands                                      (5%)
Norway                                           (1%)
Singapore                                        (2%)
Spain                                            (1%)
Sweden                                           (2%)
Switzerland                                      (8%)
Taiwan                                           (1%)
Turkey                                           (1%)
United Kingdom                                  (18%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31,2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

   Performance shown prior to April 11, 2005 for the Institutional Class shares and Investor Class shares reflects the performance of the Institutional Class shares and Investor Class shares, respectively, of the Strong Overseas Fund, the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index(SM) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East.You cannot invest directly in an Index.

3 Ten largest equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of ten largest equity holdings and portfolio composition.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS                    FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Beginning     Ending
                                                                 Account      Account     Expenses      Net Annual
                                                                 Value         Value     Paid During     Expense
                                                               10/01/2006   03/31/2007    Period(1)       Ratio
   Wells Fargo Advantage Asia Pacific Fund
------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Asia Pacific Fund - Investor Class
   Actual                                                      $ 1,000.00   $ 1,215.00      $ 9.11         1.65%
------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,016.70      $ 8.30         1.65%
   Wells Fargo Advantage Overseas Fund
------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Overseas Fund - Institutional Class
   Actual                                                      $ 1,000.00   $ 1,124.20      $ 5.03         0.95%
------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,020.19      $ 4.78         0.95%
------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Overseas Fund - Investor Class
   Actual                                                      $ 1,000.00   $ 1,122.10      $ 7.72         1.46%
------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)                    $ 1,000.00   $ 1,017.65      $ 7.34         1.46%
------------------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 90.18%
AUSTRALIA - 8.44%
    950,000  AWB LIMITED (AGRICULTURAL SERVICES)                                                                  $    2,728,687
    189,400  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     4,209,605
  2,471,626  EMECO HOLDINGS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                        3,549,636
    488,907  FERMISCAN HOLDINGS LIMITED (TRANSPORTATION EQUIPMENT)+                                                      846,531
  1,467,000  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      2,563,815
  1,800,000  LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                             4,747,805
  2,100,000  OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                 4,774,505
    750,000  PETSEC ENERGY LIMITED (OIL & GAS EXTRACTION)+                                                             1,146,901
    160,800  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              2,582,553
    500,000  RESMED INCORPORATED (HEALTH SERVICES)+                                                                    2,524,395
    186,000  RIO TINTO LIMITED (METAL MINING)                                                                         11,860,336

                                                                                                                      41,534,769
                                                                                                                  --------------
CAYMAN ISLANDS - 0.92%
 13,000,000  POLYTEC ASSET HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              4,508,863
                                                                                                                  --------------
CHINA - 5.06%
  6,570,000  COSCO HOLDINGS (WATER TRANSPORTATION)                                                                     6,449,338
 11,550,000  SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          5,395,469
  9,970,000  TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                                  7,541,140
  9,500,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H (METAL MINING)                                                 5,532,092

                                                                                                                      24,918,039
                                                                                                                  --------------
HONG KONG - 9.34%
    900,000  CHINA HUIYUAN JUICE GROUP (FOOD & KINDRED PRODUCTS)+++                                                    1,097,715
 14,800,000  CHINA TRAVEL INTERNATIONAL INVESTMENT (HONG KONG) LIMITED (AMUSEMENT & RECREATION SERVICES)               6,913,675
  7,100,000  CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                       6,151,789
  1,583,100  DAIRY FARM INTERNATIONAL HOLDINGS LIMITED (FOOD STORES)                                                   6,174,090
  4,500,000  KECK SENG INVESTMENTS (REAL ESTATE)                                                                       2,113,649
 13,200,000  NAGACORP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                                    3,159,148
  6,519,000  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              6,445,309
  8,200,000  SA SA INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                               2,403,276
  6,520,000  SAMLING GLOBAL LIMITED (FORESTRY)+                                                                        2,369,847
  1,535,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                5,697,191
      5,500  XINHUA FINANCE LIMITED (BUSINESS SERVICES)+                                                               3,449,168

                                                                                                                      45,974,857
                                                                                                                  --------------
INDIA - 2.74%
  1,902,000  INDIAN HOTELS COMPANY LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        6,386,677
  2,040,000  ITC LIMITED (TOBACCO PRODUCTS)                                                                            7,094,122

                                                                                                                      13,480,799
                                                                                                                  --------------
JAPAN - 16.76%
      1,200  CREED CORPORATION (REAL ESTATE)                                                                           3,890,020
        960  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                    7,478,615
  1,100,000  FUJI FIRE & MARINE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                         4,527,325
        925  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       8,006,619
     60,000  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                3,319,756
    367,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   5,300,696

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
JAPAN (CONTINUED)
    358,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)      $    7,215,292
  1,251,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              8,089,460
        500  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                             3,220,468
    386,000  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                8,041,667
      5,000  PACIFIC GOLF GROUP INTERNATIONAL (AMUSEMENT & RECREATION SERVICES)+                                       5,261,371
    461,200  PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)                                                              6,203,344
  1,353,000  SANYO ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                               899,492
      3,900  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                            1,479,379
    915,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            4,387,093
      2,800  YOSHINOYA D&C COMPANY LIMITED (FOOD STORES)                                                               5,179,905

                                                                                                                      82,500,502
                                                                                                                  --------------
MALAYSIA - 5.72%
  6,166,200  AL-HADHARAH BOUSTEAD REITS (WHOLESALE TRADE NON-DURABLE GOODS)+                                           2,140,113
  1,530,000  BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                              4,403,037
  5,491,000  KLCC PROPERTY HOLDINGS BERHAD (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        5,463,208
  1,665,000  TELEKOM MALAYSIA BERHAD (COMMUNICATIONS)                                                                  4,815,618
  1,750,000  TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                                5,770,065
    888,000  TRANSMILE GROUP BERHAD (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                  3,364,512
  3,312,400  YTL POWER INTERNATIONAL BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                       2,222,637

                                                                                                                      28,179,190
                                                                                                                  --------------
NEW ZEALAND - 0.38%
    537,000  RAKON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+          1,891,183
                                                                                                                  --------------
PHILIPPINES - 3.03%
 30,000,000  FILINVEST LAND INCORPORATED (REAL ESTATE)+                                                                1,044,560
 17,500,000  MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                            3,518,135
  2,490,000  METROPOLITAN BANK & TRUST COMPANY (HOLDING & OTHER INVESTMENT OFFICES)                                    3,225,389
 21,337,500  PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)+                                  2,697,591
 12,350,000  UNIVERSAL ROBINA CORPORATION (TEXTILE MILL PRODUCTS)                                                      4,415,285

                                                                                                                      14,900,960
                                                                                                                  --------------
SINGAPORE - 21.51%
  7,632,000  BANYAN TREE HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        11,016,762
    221,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                   2,126,751
  2,280,000  EPURE INTERNATIONAL LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                          3,216,030
  2,975,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                        10,000,659
  3,639,000  G.K. GOH HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   2,518,505
  4,500,000  GALLANT VENTURE LIMITED (BUSINESS SERVICES)+                                                              3,411,001
    880,000  HONG LEONG SINGAPORE FINANCE LIMITED (DEPOSITORY INSTITUTIONS)                                            2,343,341
  3,240,000  INDOFOOD AGRI RESOURCES LIMITED (EATING & DRINKING PLACES)+                                               2,498,632
    795,500  JARDINE STRATEGIC HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                             10,182,400
  5,000,000  K1 VENTURES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                  1,087,566
  6,000,000  KIM ENG HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    6,327,654
  4,780,000  METRO HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                             2,709,554
  1,700,000  MOBILONE LIMITED (COMMUNICATIONS)                                                                         2,453,943
    950,000  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                     5,635,567
  3,524,000  PACIFIC ANDES HOLDINGS LIMITED (FOOD & KINDRED PRODUCTS)                                                  2,578,282

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SINGAPORE (CONTINUED)
  5,750,000  SILVERLAKE AXIS LIMITED (MISCELLANEOUS RETAIL)                                                       $    2,728,801
    585,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      6,400,817
  3,250,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                          2,377,814
  1,755,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               5,089,807
  1,115,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                BUILDERS)                                                                                              2,439,970
 11,500,000  STRAITS ASIA RESOURCES LIMITED (COAL MINING)                                                              7,883,202
  1,900,000  WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                    3,443,957
  3,525,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                   7,388,525

                                                                                                                     105,859,540
                                                                                                                  --------------
SOUTH KOREA - 8.48%
    139,000  HYNIX SEMICONDUCTOR INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)+                                                                               4,786,990
     54,000  HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  3,794,005
     82,000  KOOKMIN BANK (FINANCIAL SERVICES)                                                                         7,356,293
    115,500  MIRAE ASSET SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                SERVICES)                                                                                              7,280,134
     90,600  S-OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                               6,240,306
     13,100  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                             7,839,392
    268,000  WOONGJIN THINKBIG COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              4,443,878

                                                                                                                      41,740,998
                                                                                                                  --------------
TAIWAN - 5.05%
  2,750,000  AU OPTRONICS CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                              3,930,708
 15,000,000  EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)                                                           6,073,976
  3,700,000  EVERGREEN MARINE CORPORATION TAIWAN LIMITED (WATER TRANSPORTATION)                                        2,359,180
  3,200,000  GREATEK ELECTRONIC INCORPORATED (BUSINESS SERVICES)                                                       4,718,965
  1,324,000  LES ENPHANTS COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                MATERIALS)                                                                                             1,020,247
  8,674,000  YUANTA CORE PACIFIC SECURITIES COMPANY (FINANCIAL SERVICES) (a)                                           6,773,122

                                                                                                                      24,876,198
                                                                                                                  --------------
UNITED KINGDOM - 1.09%
  2,500,000  ASEANA PROPERTIES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                            2,500,000
    360,000  HIRCO PLC (REAL ESTATE)+                                                                                  2,862,034

                                                                                                                       5,362,034
                                                                                                                  --------------
VIETNAM - 1.66%
    400,000  INDOCHINA CAPITAL VIETNAM HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                SERVICES)+                                                                                             3,808,000
  2,915,000  VINALAND LIMITED (REAL ESTATE)+                                                                           4,365,213

                                                                                                                       8,173,213
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $405,745,647)                                                                              443,901,145
                                                                                                                  --------------
WARRANTS - 0.03%
    500,000  TELEKOM MALAYSIA BERHAD+                                                                                    138,829

TOTAL WARRANTS (COST $216,617)                                                                                           138,829
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 5.22%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.22%
 25,696,006  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         25,696,006

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,696,006)                                                            25,696,006
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 3.26%
 16,044,093  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   16,044,093

TOTAL SHORT-TERM INVESTMENTS (COST $16,044,093)                                                                       16,044,093
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $447,702,363)*                         98.69%                                                                  485,780,073

OTHER ASSETS AND LIABILITIES, NET             1.31                                                                     6,444,637
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  492,224,710
                                            ======                                                                ==============

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,044,093.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.55%

AUSTRALIA - 4.53%
     91,084  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                               $      532,089
     28,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      574,300
     28,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            714,533
     19,014  RIO TINTO LIMITED (METAL MINING)                                                                          1,212,432
     11,906  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           380,413

                                                                                                                       3,413,767
                                                                                                                  --------------
AUSTRIA - 0.49%
     14,700  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                         367,407
                                                                                                                  --------------
BELGIUM - 2.22%
      9,000  BELGACOM SA (COMMUNICATIONS)                                                                                399,752
      6,600  DELHAIZE GROUP (FOOD STORES)                                                                                606,669
     14,556  FORTIS (DEPOSITORY INSTITUTIONS)                                                                            664,809

                                                                                                                       1,671,230
                                                                                                                  --------------
FINLAND - 0.96%
      8,870  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          468,626
     11,204  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 257,878

                                                                                                                         726,504
                                                                                                                  --------------
FRANCE - 12.51%
      6,400  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         830,598
     17,655  AXA SA (INSURANCE CARRIERS)                                                                                 748,567
     10,100  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      780,514
     11,225  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      854,557
     13,300  CARREFOUR SA (FOOD STORES)                                                                                  972,729
      5,903  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  651,894
      6,984  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     774,818
         62  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     1,353
     14,437  PUBLICIS GROUPE (COMMUNICATIONS)                                                                            697,367
      9,659  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           708,629
     26,216  TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,836,825
     13,800  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       560,782

                                                                                                                       9,418,633
                                                                                                                  --------------
GERMANY - 8.67%
      4,400  ALLIANZ AG (INSURANCE CARRIERS)                                                                             903,464
     24,169  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                  1,069,313
     13,000  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             1,066,271
      5,100  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 693,408
      4,800  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 698,401
     15,451  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                           427,664
     12,300  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)+                                                             453,493
     10,700  METRO AG (FOOD STORES)                                                                                      757,700
      4,300  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                              459,645

                                                                                                                       6,529,359
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
GREECE - 1.16%
     27,552  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                              $      872,283
                                                                                                                  --------------
HONG KONG - 5.98%
     76,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  961,976
    101,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                           918,417
  1,264,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                            674,586
    211,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                  590,049
     66,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               763,601
     95,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                             593,940

                                                                                                                       4,502,569
                                                                                                                  --------------
IRELAND - 0.00%
    254,000  CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                FUELS)+(a)                                                                                                     0
                                                                                                                  --------------
ITALY - 2.39%
     32,800  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         1,067,351
     77,300  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           735,733

                                                                                                                       1,803,084
                                                                                                                  --------------
JAPAN - 20.87%
     21,200  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 422,777
     80,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          596,741
     32,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                BUILDERS)                                                                                                524,915
        117  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      911,456
      8,100  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             754,048
    112,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    746,096
         16  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                         138,493
     38,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             1,112,525
      2,200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                               496,419
     34,800  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    732,383
         64  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       722,335
     53,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    989,477
     28,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                822,132
      8,300  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                               605,737
     29,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                               598,014
     44,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                               356,959
    111,500  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             1,195,048
     36,200  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  754,167
     24,200  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                               651,001
     22,100  SONY CORPORATION (ELECTRONIC)                                                                             1,123,379
    143,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                               739,027
     69,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          719,628

                                                                                                                      15,712,757
                                                                                                                  --------------
NETHERLANDS - 5.86%
      9,993  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 758,896
     16,088  ARCELOR MITTAL NV (BASIC MATERIALS)                                                                         854,700
     28,500  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                          703,943
     21,000  ING GROEP NV (FINANCIAL SERVICES)                                                                           887,869
     26,700  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                 415,878
     26,300  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                789,081

                                                                                                                       4,410,367
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
NORWAY - 1.05%
     29,065  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                $      791,382
                                                                                                                  --------------
RUSSIA - 0.44%
      3,800  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                           328,320
                                                                                                                  --------------
SINGAPORE - 1.74%
    249,000  CAPITALAND LIMITED (REAL ESTATE)                                                                          1,312,988
                                                                                                                  --------------
SPAIN - 0.88%
      7,630  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                187,338
     18,768  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  473,092

                                                                                                                         660,430
                                                                                                                  --------------
SWEDEN - 2.21%
     20,300  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  452,061
     15,522  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                       543,497
    181,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    666,165

                                                                                                                       1,661,723
                                                                                                                  --------------
SWITZERLAND - 7.44%
      8,700  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             871,325
     17,000  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   975,106
     11,220  NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                               612,949
      8,463  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                       1,497,383
     12,700  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                        754,590
      3,100  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           894,807

                                                                                                                       5,606,160
                                                                                                                  --------------
TAIWAN - 0.67%
     46,800  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   503,100
                                                                                                                  --------------
TURKEY - 0.72%
     40,700  TURKCELL ILETISIM HIZMETLERI AS ADR (COMMUNICATIONS)                                                        539,275
                                                                                                                  --------------
UNITED KINGDOM - 17.76%
     58,500  AVIVA PLC (INSURANCE CARRIERS)                                                                              861,665
     86,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     778,479
     65,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      922,231
     23,716  BHP BILLITON PLC (COAL MINING)                                                                              528,764
     71,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               788,004
     39,166  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         583,054
     28,800  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           791,735
     19,000  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                     1,049,940
    510,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                            1,596,977
     56,338  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                               884,144
     67,227  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  653,855
  3,979,838  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                            8,027
     22,200  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        738,733
     31,140  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   629,945
    662,462  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       1,766,409

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
UNITED KINGDOM (CONTINUED)
     15,233  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                     $      357,016
     37,200  YELL GROUP PLC (COMMUNICATIONS)                                                                             437,759

                                                                                                                      13,376,737
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $60,028,692)                                                                            $   74,208,075
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 2.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.13%
  1,600,118  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                          1,600,118

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,600,118)                                                              1,600,118
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 1.30%
    983,814  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                983,814

TOTAL SHORT-TERM INVESTMENTS (COST $983,814)                                                                             983,814
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $62,612,624)*                         101.98%                                                               $   76,792,007

OTHER ASSETS AND LIABILITIES, NET            (1.98)                                                                   (1,493,474)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   75,298,533
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $983,814.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                ASIA PACIFIC FUND     OVERSEAS FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................................................   $     444,039,974   $    74,208,075
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................................................          25,696,006         1,600,118
   INVESTMENTS IN AFFILIATES ................................................................          16,044,093           983,814
                                                                                                ------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................................         485,780,073        76,792,007
                                                                                                ------------------------------------
   FOREIGN CURRENCY, AT VALUE ...............................................................          29,050,616                 0
   RECEIVABLE FOR FUND SHARES ISSUED ........................................................             563,415             4,155
   RECEIVABLE FOR INVESTMENTS SOLD ..........................................................           4,803,035           626,768
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................................           2,213,030           307,669
                                                                                                ------------------------------------
TOTAL ASSETS ................................................................................         522,410,169        77,730,599
                                                                                                ------------------------------------

LIABILITIES
   FOREIGN TAXES PAYABLE ....................................................................              27,815                 0
   PAYABLE FOR FUND SHARES REDEEMED .........................................................              79,247             8,124
   PAYABLE FOR INVESTMENTS PURCHASED ........................................................           3,649,599           765,346
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................................             591,019            58,037
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................................................          25,696,006         1,600,118
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................             141,773               411
                                                                                                ------------------------------------
TOTAL LIABILITIES ...........................................................................          30,185,459         2,432,066
                                                                                                ------------------------------------
TOTAL NET ASSETS ............................................................................   $     492,224,710   $    75,298,533
                                                                                                ====================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................................................   $     412,373,855   $    65,984,813
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................          (2,184,336)          (69,041)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................          43,795,932        (4,799,003)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...............          38,239,259        14,181,764
                                                                                                ------------------------------------
TOTAL NET ASSETS ............................................................................   $     492,224,710   $    75,298,533
                                                                                                ------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - INSTITUTIONAL CLASS .........................................................                 N/A   $     7,240,352
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .................................................                 N/A           576,733
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .......................                 N/A   $         12.55
   NET ASSETS - INVESTOR CLASS ..............................................................   $     492,224,710   $    68,058,181
   SHARES OUTSTANDING - INVESTOR CLASS ......................................................          36,930,899         5,439,156
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ............................   $           13.33   $         12.51
                                                                                                ------------------------------------
INVESTMENTS AT COST .........................................................................   $     447,702,363   $    62,612,624
                                                                                                ====================================
FOREIGN CURRENCIES AT COST ..................................................................   $      28,878,800   $             0
                                                                                                ====================================
SECURITIES ON LOAN, AT MARKET VALUE .........................................................   $      24,179,379   $     1,533,883
                                                                                                ====================================

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                                      STATEMENTS OF OPERATIONS--
                             FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                ASIA PACIFIC FUND     OVERSEAS FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ................................................................................   $       3,075,918   $       552,160
   INTEREST .................................................................................               3,267                 0
   INCOME FROM AFFILIATED SECURITIES ........................................................             648,484            31,755
   SECURITIES LENDING INCOME, NET ...........................................................             120,485             7,344
                                                                                                ------------------------------------
TOTAL INVESTMENT INCOME .....................................................................           3,848,154           591,259
                                                                                                ------------------------------------
EXPENSES
   ADVISORY FEES ............................................................................           2,399,741           344,119
   ADMINISTRATION FEES
      FUND LEVEL ............................................................................             109,081            18,111
      INSTITUTIONAL CLASS ...................................................................                 N/A             2,578
      INVESTOR CLASS ........................................................................             545,405           132,001
   CUSTODY FEES .............................................................................             545,405            36,223
   SHAREHOLDER SERVICING FEES ...............................................................             545,405            82,500
   ACCOUNTING FEES ..........................................................................              23,454            15,633
   PROFESSIONAL FEES ........................................................................              51,325            14,453
   REGISTRATION FEES ........................................................................              24,957            12,423
   SHAREHOLDER REPORTS ......................................................................             110,657             7,980
   TRUSTEES' FEES ...........................................................................               4,212             4,212
   OTHER FEES AND EXPENSES ..................................................................               7,339             8,705
                                                                                                ------------------------------------
TOTAL EXPENSES ..............................................................................           4,366,981           678,938
                                                                                                ------------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................................            (764,966)         (166,359)
   NET EXPENSES .............................................................................           3,602,015           512,579
                                                                                                ------------------------------------
NET INVESTMENT INCOME (LOSS) ................................................................             246,139            78,680
                                                                                                ------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................          43,808,319         3,168,776
                                                                                                ------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................................................          43,808,319         3,168,776
                                                                                                ------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................          38,866,058         5,085,203
                                                                                                ------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................          38,866,058         5,085,203
                                                                                                ------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......................................          82,674,377         8,253,979
                                                                                                ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................   $      82,920,516   $     8,332,659
                                                                                                ====================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................................   $         380,045   $        35,978

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       ASIA PACIFIC FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
   BEGINNING NET ASSETS ..................................................................   $    373,743,849   $      186,088,160

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................            246,139            1,976,106
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         43,808,319           49,946,226
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         38,866,058          (18,690,808)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         82,920,516           33,231,524
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      INSTITUTIONAL CLASS ................................................................                N/A                  N/A
      INVESTOR CLASS .....................................................................         (1,195,272)          (1,131,717)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      INSTITUTIONAL CLASS ................................................................                N/A                  N/A
      INVESTOR CLASS .....................................................................        (52,703,744)         (17,258,219)
                                                                                             --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (53,899,016)         (18,389,936)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                N/A                  N/A
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS ...................................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................                N/A                  N/A
                                                                                             --------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................        129,832,932          300,793,444
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS ........................................             22,165              133,001
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................         50,541,321           17,173,117
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................        (90,937,057)        (145,285,461)
                                                                                             ======================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................         89,459,361          172,814,101
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL ..         89,459,361          172,814,101
                                                                                             --------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................        118,480,861          187,655,689
                                                                                             --------------------------------------
ENDING NET ASSETS ........................................................................   $    492,224,710   $      373,743,849
                                                                                             ======================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................                N/A                  N/A
                                                                                             --------------------------------------
   SHARES SOLD - INVESTOR CLASS ..........................................................         10,068,954           23,687,952
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................          4,165,059            1,539,896
   SHARES REDEEMED - INVESTOR CLASS ......................................................         (7,052,196)         (11,615,497)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................          7,181,817           13,612,351
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          7,181,817           13,612,351
                                                                                             --------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $     (2,184,336)  $       (1,235,203)
                                                                                             ======================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                          OVERSEAS FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
                                                                                             --------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
   BEGINNING NET ASSETS ..................................................................   $     69,550,836   $       69,720,781
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................             78,680              993,090
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................          3,168,776            4,036,931
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          5,085,203            3,714,125
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................          8,332,659            8,744,146
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      INSTITUTIONAL CLASS ................................................................           (101,625)            (152,751)
      INVESTOR CLASS .....................................................................           (777,789)          (1,156,671)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      INSTITUTIONAL CLASS ................................................................           (203,691)          (1,600,016)
      INVESTOR CLASS .....................................................................         (2,217,184)         (15,963,904)
                                                                                             --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................         (3,300,289)         (18,873,342)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................          1,383,657            1,410,331
   PROCEEDS FROM REDEMPTION FEES - INSTITUTIONAL CLASS ...................................                 62                  195
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................            304,577            1,752,765
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................         (1,062,342)          (2,040,004)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................            625,954            1,123,287
                                                                                             --------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................          5,105,825            9,289,594
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS ........................................                603                2,461
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................          2,931,978           16,658,025
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................         (7,949,033)         (17,114,116)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................             89,373            8,835,964
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL ..            715,327            9,959,251
                                                                                             --------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................................          5,747,697             (169,945)
                                                                                             --------------------------------------
ENDING NET ASSETS ........................................................................   $     75,298,533   $       69,550,836
                                                                                             ======================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................            114,219              121,484
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................             25,159              163,956
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................            (87,200)            (178,553)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................             52,178              106,887
                                                                                             --------------------------------------
   SHARES SOLD - INVESTOR CLASS ..........................................................            421,340              804,466
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................            243,259            1,567,315
   SHARES REDEEMED - INVESTOR CLASS ......................................................           (655,683)          (1,454,522)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................              8,916              917,259
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..             61,094            1,024,146
                                                                                             --------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $        (69,041)  $          731,693
                                                                                             ======================================

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                   BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                   NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                   VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                       SHARE        (LOSS)     INVESTMENTS          INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   12.56         0.01             2.52           (0.03)          (1.73)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   11.53         0.07             2.02           (0.06)          (1.00)
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(8) .......   $   10.22         0.07             1.47           (0.05)          (0.18)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $    8.98         0.05             1.75(4)        (0.03)          (0.53)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $    5.66         0.03             3.38(5)        (0.09)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $    6.18         0.00            (0.48)          (0.04)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $    7.13        (0.06)           (0.83)          (0.06)           0.00

OVERSEAS FUND
---------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   11.74         0.07             1.36           (0.20)          (0.42)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   14.19         0.18             1.35           (0.26)          (3.72)
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(8) .......   $   13.35         0.08             0.76           (0.00)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $   11.41         0.24             1.96           (0.26)           0.00
JANUARY 1, 2003(6) TO DECEMBER 31, 2003 ........   $    8.69         0.11(7)          2.74           (0.13)           0.00

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..   $   11.67         0.01             1.39           (0.14)          (0.42)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........   $   14.14         0.10             1.35           (0.20)          (3.72)
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(8) .......   $   13.35         0.29             0.50           (0.00)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........   $   11.41         0.14             1.95           (0.15)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........   $    8.69         0.07(7)          2.72(4)        (0.07)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........   $   10.86        (0.01)           (2.16)           0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........   $   13.66         0.01            (2.63)          (0.18)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS             WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                 ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     RETURN   NET ASSET   --------------------------------------------------------
                                                         OF   VALUE PER   NET INVESTMENT         GROSS       EXPENSES         NET
                                                    CAPITAL       SHARE     INCOME (LOSS)     EXPENSES         WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND
----------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       0.00   $   13.33             0.11%         2.00%         (0.35)%      1.65%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       0.00   $   12.56             0.65%         1.96%         (0.31)%      1.65%
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(8) .......       0.00   $   11.53             1.08%         1.92%         (0.23)%      1.69%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........       0.00   $   10.22             0.57%         1.80%         (0.06)%      1.74%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       0.00   $    8.98             0.53%         1.97%         (0.28)%      1.69%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       0.00   $    5.66            (0.43)%        2.30%         (0.33)%      1.97%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........       0.00   $    6.18            (0.18)%        2.35%         (0.33)%      2.02%

OVERSEAS FUND
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       0.00   $   12.55             0.72%         1.36%         (0.41)%      0.95%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       0.00   $   11.74             1.88%         1.34%         (0.39)%      0.95%
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(8) .......       0.00   $   14.19             1.05%         1.33%         (0.37)%      0.96%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........       0.00   $   13.35             1.87%         0.91%         (0.06)%      0.85%
JANUARY 1, 2003(6) TO DECEMBER 31, 2003 ........       0.00   $   11.41             1.21%         7.62%         (6.71)%      0.91%

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       0.00   $   12.51             0.17%         1.93%         (0.47)%      1.46%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       0.00   $   11.67             1.41%         1.91%         (0.45)%      1.46%
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(8) .......       0.00   $   14.14             1.56%         1.89%         (0.43)%      1.46%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........       0.00   $   13.35             1.03%         1.88%         (0.44)%      1.44%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       0.00   $   11.41             0.77%         1.94%         (0.47)%      1.47%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........       0.00   $    8.69            (0.12)%        2.12%         (0.33)%      1.79%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........       0.00   $   10.86             0.13%         2.47%         (0.56)%      1.91%

                                                                 PORTFOLIO      NET ASSETS AT
                                                      TOTAL       TURNOVER      END OF PERIOD
                                                     RETURN(2)        RATE(3) (000'S OMITTED)
----------------------------------------------------------------------------------------------
ASIA PACIFIC FUND
----------------------------------------------------------------------------------------------

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..      21.50%           95%        $   492,225
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........      19.38%          167%        $   373,744
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(8) .......      15.38%          117%        $   186,088
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........      20.45%          153%        $   126,395
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........      60.25%          286%        $    93,041
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (7.78)%         159%        $    57,458
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........     (12.50)%         166%        $    38,146

OVERSEAS FUND
----------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..      12.42%           34%        $     7,241
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........      14.23%           40%        $     6,157
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(8) .......       6.30%          111%        $     5,929
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........      19.26%           22%        $       180
JANUARY 1, 2003(6) TO DECEMBER 31, 2003 ........      32.77%           41%        $       157

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..      12.21%           34%        $    68,058
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........      13.52%           40%        $    63,394
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(8) .......       5.93%          111%        $    63,792
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........      18.29%           22%        $   119,585
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........      32.16%           41%        $   155,972
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........     (19.98)%          46%        $    84,251
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...........     (19.15)%         169%        $    25,254

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3) Calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(4)   Includes $0.01 in redemption fees.

(5)   Includes $0.03 in redemption fees.

(6)   Commencement of operations.

(7)   Calculated based upon average shares outstanding.

(8)   The Fund changed its fiscal year-end from December 31 to September 30.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Asia Pacific Fund and Overseas Fund. Both Funds are each a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue
Code:

                      Acquiring Fund                                        Target Fund
------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ASIA PACIFIC FUND INVESTOR CLASS    STRONG ASIA PACIFIC FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE OVERSEAS FUND INSTITUTIONAL CLASS   STRONG OVERSEAS FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE OVERSEAS FUND INVESTOR CLASS        STRONG OVERSEAS FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements listed on the NASDAQ, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Investments which are not valued using (any of) the method(s) discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2007.

      At September 30, 2006, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                  Capital Loss
   Fund                                         Expiration Year   Carryforwards
--------------------------------------------------------------------------------
   OVERSEAS FUND                                     2007         $      84,411
                                                     2009             5,743,126
                                                     2010             1,942,513
--------------------------------------------------------------------------------

      At September 30, 2006, current year deferred post-October currency losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                                    Deferred
                                                                  Post-October
                                                                  Currency Loss
--------------------------------------------------------------------------------
   ASIA PACIFIC FUND                                              $   2,044,449
--------------------------------------------------------------------------------
   OVERSEAS FUND                                                        145,630

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts, which have been offset but have not reached their settlement date, are included in unrealized gains and losses. As of Mach 31, 2007, there were no outstanding forward foreign currency contracts.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                            Subadvisory
                                                    Advisory Fees                                           Fees (% of
                               Average Daily        (% of Average                        Average Daily     Average Daily
   Fund                          Net Assets       Daily Net Assets)     Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------
   ASIA PACIFIC FUND         First $500 million        1.100          Wells Capital   First $100 million       0.650
                              Next $500 million        1.050            Management     Next $100 million       0.550
                                Next $2 billion        1.000          Incorporated     Over $200 million       0.450
                                Next $2 billion        0.975
                                Over $5 billion        0.950
------------------------------------------------------------------------------------------------------------------------
   OVERSEAS FUND             First $500 million        0.950             New Star      First $50 million       0.350
                              Next $500 million        0.900          Institutional    Next $500 million       0.290
                                Next $2 billion        0.850             Managers      Over $550 million       0.200
                                Next $2 billion        0.825             Limited
                                Over $5 billion        0.800

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                          Administration Fees
                                                             (% of Average
                               Average Daily Net Assets     Daily Net Assets)
--------------------------------------------------------------------------------
   FUND LEVEL                      First $5 billion                 0.05
                                    Next $5 billion                 0.04
                                   Over $10 billion                 0.03
--------------------------------------------------------------------------------
   INSTITUTIONAL CLASS             All asset levels                 0.08
--------------------------------------------------------------------------------
   INVESTOR CLASS*                 All asset levels           0.25, 0.40
--------------------------------------------------------------------------------

*     For the Asia Pacific Fund and Overseas Fund, respectively.

      The trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
   Fund                                                         Daily Net Assets
--------------------------------------------------------------------------------
   ASIA PACIFIC FUND                                                  0.25
--------------------------------------------------------------------------------
   OVERSEAS FUND                                                      0.10

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
   Share Class                                                  Daily Net Assets
--------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                               None
--------------------------------------------------------------------------------
   INVESTOR CLASS                                                    0.25

      For the period ended March 31, 2007, shareholder servicing fees paid were as follows:

   Fund                                                          Investor Class
--------------------------------------------------------------------------------
   ASIA PACIFIC FUND                                               $ 545,405
--------------------------------------------------------------------------------
   OVERSEAS FUND                                                      82,500

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. Net operating expense ratios in effect for the period ended March 31, 2007, were as follows:

                                          Net Operating Expense Ratios
                                      -------------------------------------
   Fund                               Institutional Class   Investor Class
--------------------------------------------------------------------------------
   ASIA PACIFIC FUND*                        N/A                 1.65%
--------------------------------------------------------------------------------
   OVERSEAS FUND*                           0.95                 1.46%

* The Fund's adviser has contractually committed to waive fees through January 31, 2008.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities and U.S. government obligations (securities with maturities of one year or less at purchase date) for the period ended March 31, 2007, were as follows:

   Fund                                     Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
   ASIA PACIFIC FUND                          $ 396,734,652        $ 380,359,583
--------------------------------------------------------------------------------
   OVERSEAS FUND                                 24,342,447           26,254,772

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      For the period ended March 31, 2007, the Asia Pacific Fund and Overseas Fund had no borrowings under the agreement.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of March 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS                OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------
                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE **    PAST FIVE YEARS                        OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee, since 1987     Wake Forest University, Calloway       None
64                                           School of Business and Accountancy -
                                             The Thomas Goho Chair of Finance
                                             since January 2006. Associate
                                             Professor of Finance from 1999-2005.
-------------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee, since 1998     Chairman, CEO and Co- Founder of       None
64                   (Chairman since 2005)   Crystal Geyser Water Company and
                     (Lead Trustee since     President of Crystal Geyser Roxane
                     2001)                   Water Company.
-------------------------------------------------------------------------------------------------------
Richard M. Leach     Trustee, since 1987     Retired. Prior thereto, President of   None
73                                           Richard M. Leach Associates (a
                                             financial consulting firm).
-------------------------------------------------------------------------------------------------------
Olivia S. Mitchell   Trustee, since 2006     Professor of Insurance and Risk        None
54                                           Management, Wharton School,
                                             University of Pennsylvania. Director
                                             of the Boettner Center on Pensions
                                             and Retirement Research. Research
                                             Associate and Board Member, Penn
                                             Aging Research Center. Research
                                             Associate, National Bureau of
                                             Economic Research.

OTHER INFORMATION                WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-------------------------------------------------------------------------------------------------------
                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**     PAST FIVE YEARS                        OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee, since 1996     Senior Counselor to the public         None
55                                           relations firm of Himle-Horner and
                                             Senior Fellow at the Humphrey
                                             Institute, Minneapolis, Minnesota (a
                                             public policy organization).
-------------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee, since 1996     Principal of the law firm of Willeke   None
66                                           & Daniels.
-------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-------------------------------------------------------------------------------------------------------
                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**     PAST FIVE YEARS                        OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee, since 1987     Private Investor/Real Estate           None
62                                           Developer. Prior thereto, Chairman
                                             of Whitepoint Capital, LLC until
                                             2004.
-------------------------------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------
                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE       PAST FIVE YEARS                        OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Karla M. Rabusch     President, since 2003   Executive Vice President of Wells      None
47                                           Fargo Bank, N.A. and President of
                                             Wells Fargo Funds Management, LLC
                                             since 2003. Senior Vice President
                                             and Chief Administrative Officer of
                                             Wells Fargo Funds Management, LLC
                                             from 2001 to 2003.
-------------------------------------------------------------------------------------------------------
C. David Messman     Secretary, since        Senior Vice President and Secretary    None
46                   2000; Chief Legal       of Wells Fargo Funds Management, LLC
                     Counsel since 2003      since 2001. Vice President and
                                             Managing Senior Counsel of Wells
                                             Fargo Bank, N.A. since 1996.
-------------------------------------------------------------------------------------------------------
A. Erdem Cimen       Treasurer, since 2006   Vice President of Financial            None
33                                           Operations for Wells Fargo Funds
                                             Management, LLC since 2006. From
                                             2001 to 2006, Vice President of
                                             Wells Fargo Bank, N.A. and Vice
                                             President of Wells Fargo Bank, N.A.
                                             Auto Finance Group. Vice President
                                             of Portfolio Risk Management for
                                             Wells Fargo Bank, N.A. Auto Finance
                                             Group from 2004 to 2006.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS                OTHER INFORMATION
--------------------------------------------------------------------------------

OFFICERS (continued)

-------------------------------------------------------------------------------------------------------
                     POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE       PAST FIVE YEARS                        OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Dorothy A. Peters    Chief Compliance        Chief Compliance Officer of Wells      None
45                   Officer, since 2004     Fargo Funds Management, LLC since
                                             2004. Chief Compliance Officer for
                                             Wells Fargo Funds Management, LLC
                                             from 1997 to 2002. In 2002, Ms.
                                             Peters left Wells Fargo Funds
                                             Management, LLC to pursue personal
                                             goals.
-------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of March 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

OTHER INFORMATION                WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

ASIA PACIFIC FUND AND OVERSEAS FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Asia Pacific Fund and Overseas Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Asia Pacific Fund; and (iii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the Overseas Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management and New Star (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance of the Asia Pacific Fund was better than, or not appreciably below, the median performance of its Peer Group for all time periods. The Board then noted that the performance of the Overseas Fund was lower than the median performance of its Peer Group for all time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the Overseas Fund's underperformance. The Board requested continued reports on the Overseas Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS                OTHER INFORMATION
--------------------------------------------------------------------------------

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for each Fund were lower than, or not appreciably higher than, its Peer Group's median net operating expense ratios.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved Fund Management's recommendation to increase the administration fees for the Asia Pacific Fund in coming to its conclusion.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Asia Pacific Fund was not a material factor in determining whether to renew the agreement. The Board did not consider a separate profitability analysis of New Star, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to New Star had been negotiated by Funds Management on an arm's length basis and that New Star's separate profitability from its relationship with the Overseas Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

OTHER INFORMATION                WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and the Sub-Advisers at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS            LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG          --Association of Bay Area Governments
      ADR           --American Depositary Receipt
      AMBAC         --American Municipal Bond Assurance Corporation
      AMT           --Alternative Minimum Tax
      ARM           --Adjustable Rate Mortgages
      BART          --Bay Area Rapid Transit
      CDA           --Community Development Authority
      CDO           --Collateralized Debt Obligation
      CDSC          --Contingent Deferred Sales Charge
      CGIC          --Capital Guaranty Insurance Company
      CGY           --Capital Guaranty Corporation
      COP           --Certificate of Participation
      CP            --Commercial Paper
      CTF           --Common Trust Fund
      DW&P          --Department of Water & Power
      DWR           --Department of Water Resources
      ECFA          --Educational & Cultural Facilities Authority
      EDFA          --Economic Development Finance Authority
      ETET          --Eagle Tax-Exempt Trust
      FFCB          --Federal Farm Credit Bank
      FGIC          --Financial Guaranty Insurance Corporation
      FHA           --Federal Housing Authority
      FHAG          --Federal Housing Agency
      FHLB          --Federal Home Loan Bank
      FHLMC         --Federal Home Loan Mortgage Corporation
      FNMA          --Federal National Mortgage Association
      GDR           --Global Depositary Receipt
      GNMA          --Government National Mortgage Association
      GO            --General Obligation
      HCFR          --Healthcare Facilities Revenue
      HEFA          --Health & Educational Facilities Authority
      HEFAR         --Higher Education Facilities Authority Revenue
      HFA           --Housing Finance Authority
      HFFA          --Health Facilities Financing Authority
      IDA           --Industrial Development Authority
      IDAG          --Industrial Development Agency
      IDR           --Industrial Development Revenue
      LIBOR         --London Interbank Offered Rate
      LLC           --Limited Liability Corporation
      LOC           --Letter of Credit
      LP            --Limited Partnership
      MBIA          --Municipal Bond Insurance Association
      MFHR          --Multi-Family Housing Revenue
      MTN           --Medium Term Note
      MUD           --Municipal Utility District
      PCFA          --Pollution Control Finance Authority
      PCR           --Pollution Control Revenue
      PFA           --Public Finance Authority
      PFFA          --Public Facilities Financing Authority
      plc           --Public Limited Company
      PSFG          --Public School Fund Guaranty
      R&D           --Research & Development
      RDA           --Redevelopment Authority
      RDFA          --Redevelopment Finance Authority
      REITS         --Real Estate Investment Trusts
      SFHR          --Single Family Housing Revenue
      SFMR          --Single Family Mortgage Revenue
      SLMA          --Student Loan Marketing Association
      TBA           --To Be Announced
      TRAN          --Tax Revenue Anticipation Notes
      USD           --Unified School District
      XLCA          --XL Capital Assurance

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo    www.wellsfargo.com/advantagefunds           103745 05-07
Funds Management,                                           SINTNLD/SAR107 03-07
LLC. All rights
reserved.

                                                                ----------------
                                                        [LOGO]  WELLS  ADVANTAGE
                                                                FARGO  FUNDS
                                                                ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                        Semi-Annual Report

                        MARCH 31, 2007

                        WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                        o     WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

                        o     WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

                        o     WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

                        o     WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

                        o     WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Aggressive Allocation Fund ............................................     2
   Asset Allocation Fund .................................................     4
   Conservative Allocation Fund ..........................................     6
   Growth Balanced Fund ..................................................     8
   Moderate Balanced Fund ................................................    10
Fund Expenses ............................................................    12
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Aggressive Allocation Fund ............................................    14
   Asset Allocation Fund .................................................    15
   Conservative Allocation Fund ..........................................    34
   Growth Balanced Fund ..................................................    35
   Moderate Balanced Fund ................................................    36
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    38
   Statements of Operations ..............................................    40
   Statements of Changes in Net Assets ...................................    42
   Financial Highlights ..................................................    48
   Notes to Financial Highlights .........................................    52
Notes to Financial Statements ............................................    53
--------------------------------------------------------------------------------
                                Master Portfolios
Portfolio of Investments
--------------------------------------------------------------------------------
   C&B Large Cap Value Portfolio .........................................    59
   Disciplined Growth Portfolio ..........................................    64
   Emerging Growth Portfolio .............................................    69
   Equity Income Portfolio ...............................................    75
   Equity Value Portfolio ................................................    81
   Index Portfolio .......................................................    87
   International Core Portfolio ..........................................   104
   International Growth Portfolio ........................................   108
   International Index Portfolio .........................................   112
   International Value Portfolio .........................................   140
   Large Cap Appreciation Portfolio ......................................   145
   Large Company Growth Portfolio ........................................   151
   Small Cap Index Portfolio .............................................   156
   Small Company Growth Portfolio ........................................   176
   Small Company Value Portfolio .........................................   183
   Strategic Small Cap Value Portfolio ...................................   190
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   202
   Statements of Operations ..............................................   206
   Statements of Changes in Net Assets ...................................   210
   Financial Highlights ..................................................   216
   Notes to Financial Highlights .........................................   218
Notes to Financial Statements ............................................   219
--------------------------------------------------------------------------------
Other Information ........................................................   225
--------------------------------------------------------------------------------
List of Abbreviations ....................................................   232

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                    WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      In this semi-annual report for the WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS, which covers the six-month period that ended March 31, 2007, you may notice a few changes compared with the semi-annual report you received last year at this time. We've abbreviated the content in the semi-annual reports to include fund and benchmark performance, allocation percentages, a list of the ten largest holdings in each Fund, along with the usual information in the financial section.

      We will continue to provide you with a general review of the economy and summary information on the stock and bond markets in our letter to you. In the next annual report, which will cover the 12-month period that will end on September 30, 2007, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several stops and starts during the period. On August 8, 2006, the Fed decided to leave the Federal funds rate unchanged at 5.25%. This decision signaled a stop to 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the six-month period and helped to keep mortgage interest rates near historic lows. During the second half of the reporting period, the economy continued to slow down, with growth in real GDP holding at around 2% by the end of the period.

      Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. However, on February 27, 2007, the global equity market experienced a significant correction triggered by an approximately 9% drop in China's stock market. The Dow Jones Industrial Average (DJIA) lost 3.3% of its value in a single day. The U.S. market continued to struggle in early March. Then on March 21, 2007, the Fed announced its intention to keep the federal funds rate at 5.25%. In addition, the Fed excluded its earlier statement that further tightening might be needed by raising interest rates. Both the equity and bond markets rallied on the Fed's news.

      Business spending moved from being a strength in the economy during the fourth quarter of 2006 to being a disappointment by the first quarter of 2007. New orders for capital equipment declined sharply in January and recovered only partially in February. This has been somewhat perplexing because corporate cash flow, profits, and balance sheets all suggested a positive outlook for capital spending.

      Information on mortgage applications and housing sales suggested that the housing slump may have neared its bottom during the fourth quarter of 2006. Sales of existing homes increased in January and February. New home sales reported a strong December with declines following in January and February, which may have been linked to severe winter weather in the northern United States.

STOCKS EXPERIENCED RECORD HIGHS, PLUS CORRECTION
--------------------------------------------------------------------------------

      Even though the DJIA declined 3.3% on February 27, 2007, to 12,216.96 in response to a sell-off in China's stock market that ended the day with an approximately 9% decline, the DJIA still ended the period higher than when it began in October. In fact, on October 19, 2006, the DJIA broke through the 12,000 barrier to end the day at a then all-time record high of 12,011.73. The DJIA high for the period was on February 20, 2007, when it reached 12,845.76. And, while February's sell-off in China and the United States had a negative effect on some international stocks, particularly in emerging markets, the DJIA reached 12,354.35 by the end of the six-month period and began reclaiming some of its loss.

YIELD CURVE STEEPENS AS BOND MARKET AWAITS THE FED'S NEXT MOVE
--------------------------------------------------------------------------------

      With a weak housing market and higher energy costs, interest rates moved within a narrow range during the fourth quarter of 2006 and edged downward in the short term during the first quarter of 2007. This was caused, in part, because the bond market was anticipating that the Fed might lower its Federal funds rate.

      So far, the Fed has left the rate unchanged at 5.25%, despite signs of slower growth. The Fed's unwillingness to cut the Federal funds rate is probably in response to core inflation remaining higher than desired.

      The steepening of the yield curve during the six-month period had longer-term yields increasing and shorter-term yields decreasing. For example, the 30-year treasury bond yield increased from 4.76% to 4.84%, the 10-year Treasury yield increased slightly from 4.63% to 4.64%, and the 2-year Treasury yield fell from 4.69% to 4.57% during the period.

      The yield spread between corporate bonds and U.S. Treasuries tightened somewhat during the same six months. Within the taxable bond market, a strong rally in February produced the best performance during the six-month period and corporate bonds remained slightly ahead of U.S. Treasuries as the period came to an end.

PLANNING AHEAD
--------------------------------------------------------------------------------

      The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of more than 120 mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results, offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE ALLOCATION FUNDS                    PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of capital appreciation.

INVESTMENT ADVISER                         MASTER PORTFOLIO SUBADVISERS
   Wells Fargo Funds Management, LLC          Artisan Partners Limited Partnership
                                              Cadence Capital Management, LLC
SUBADVISER                                    Cooke & Bieler, L.P.
   Wells Capital Management Incorporated      Galliard Capital Management, Inc.
                                              LSV Asset Management
FUND MANAGERS                                 New Star Institutional Managers Limited
   Doug Beath                                 Peregrine Capital Management, Inc.
   Thomas C. Biwer, CFA                       Smith Asset Management Group, L.P.
   Galen G. Blomster, CFA                     SSgA Funds Management
   Christian L. Chan, CFA                     Wells Capital Management Incorporated
   Jeffrey P. Mellas
   Andrew Owen, CFA                           FUND INCEPTION
                                              12/02/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                                                                  Gross      Net
                                                                                                 Expense   Expense
                                                    6-Months*   1-Year   5-Year   Life of Fund    Ratio     Ratio
------------------------------------------------------------------------------------------------------------------
   Administrator Class                                8.04       9.76     6.15        7.32        1.20%     1.00%
------------------------------------------------------------------------------------------------------------------
   Benchmarks
------------------------------------------------------------------------------------------------------------------
      Aggressive Allocation Composite Index 2         7.98      11.33     8.02        8.44
------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 3                                 7.38      11.82     6.26        8.20
------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Bond Index 4     2.76       6.59     5.35        6.46
------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                    WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS 5,6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Microsoft Corporation                                                   1.79%
--------------------------------------------------------------------------------
   Goldman Sachs Group Incorporated                                        1.58%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                 1.43%
--------------------------------------------------------------------------------
   American International Group Incorporated                               1.23%
--------------------------------------------------------------------------------
   eBay Incorporated                                                       1.12%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                              1.11%
--------------------------------------------------------------------------------
   Bank of America Corporation                                             1.03%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                  1.00%
--------------------------------------------------------------------------------
   General Electric Company                                                0.99%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                  0.91%

NEUTRAL ALLOCATION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                     (80%)
Bonds                                                                      (20%)

EFFECTIVE ALLOCATION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                     (95%)
Bonds                                                                       (5%)

--------------------------------------------------------------------------------

1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND - Administrator Class was named the Wells Fargo Strategic Growth Allocation Fund -Institutional Class.

2 The Aggressive Allocation Composite Index is weighted 20% in the S&P 500 Index, 20% in the Lehman Brothers U.S. Aggregate Bond Index, 20% in the Russell 1000(R) Value Index, 20% in the Russell 1000(R) Growth Index, 12% in the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, and 8% in the Russell 2000(R) Index. THE RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE INDEX is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an Index.

5 The Ten Largest Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

6 Portfolio holdings and portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and portfolio allocations.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS                    PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER                     SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          FUND INCEPTION
   Galen G. Blomster, CFA                 11/13/1986
   Gregory T. Genung, CFA
   Jeffrey P. Mellas

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                Including Sales Charge             Excluding Sales Charge        Gross     Net
                                          ---------------------------------  ---------------------------------  Expense  Expense
                                          6-Month*  1-Year  5-Year  10-Year  6-Month*  1-Year  5-Year  10-Year   Ratio    Ratio
--------------------------------------------------------------------------------------------------------------------------------
   Class A                                 (0.39)    3.41    5.34     7.45     5.70     9.70    6.60     8.09    1.26%    1.15%
--------------------------------------------------------------------------------------------------------------------------------
   Class B                                  0.38     3.96    5.49     7.30     5.38     8.96    5.81     7.30    2.01%    1.90%
--------------------------------------------------------------------------------------------------------------------------------
   Class C                                  4.25     7.90    5.79     7.29     5.25     8.90    5.79     7.29    2.01%    1.90%
--------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                         5.78     9.92    6.85     8.22    1.08%    0.90%
--------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
--------------------------------------------------------------------------------------------------------------------------------
   Asset Allocation Composite Index 2                                          4.88     9.82    7.36     8.75
--------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 3                                                             7.38    11.82    6.26     8.20
--------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 20+ Treasury Index 4                                        1.04     6.58    7.92     8.36

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                    WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS 5,6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.13%, 11/15/2027                                   7.82%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.25%, 05/15/2030                                   6.37%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.38%, 02/15/2031                                   5.73%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.13%, 08/15/2029                                   3.96%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.50%, 08/15/2028                                   3.85%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.25%, 02/15/2029                                   3.62%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.25%, 11/15/2028                                   3.53%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.38%, 08/15/2027                                   3.20%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                 2.04%
--------------------------------------------------------------------------------
   General Electric Company                                                1.73%

SECTOR DISTRIBUTION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (7%)
Consumer Staples                                                            (6%)
Energy                                                                      (6%)
Financials                                                                 (14%)
Health Care                                                                 (8%)
Industrials                                                                 (7%)
Information Technology                                                      (9%)
Materials                                                                   (2%)
Telecommunication Services                                                  (2%)
Utilities                                                                   (2%)
U.S. Treasury Securities                                                   (37%)

NEUTRAL ALLOCATION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                     (60%)
Bonds                                                                      (40%)

EFFECTIVE ALLOCATION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                     (85%)
Bonds                                                                      (15%)

--------------------------------------------------------------------------------

1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

2 The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers 20+ year U.S. Treasury Bond Index. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

5 The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

6 Sector distribution and portfolio holdings/allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings/allocations.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS                    PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of current income.

INVESTMENT ADVISER                          MASTER PORTFOLIO SUBADVISERS
   Wells Fargo Funds Management, LLC           Artisan Partners Limited Partnership
                                               Cadence Capital Management, LLC
SUBADVISER                                     Cooke & Bieler, L.P.
   Wells Capital Management Incorporated       Galliard Capital Management, Inc.
                                               LSV Asset Management
FUND MANAGERS                                  New Star Institutional Managers Limited
   Doug Beath                                  Peregrine Capital Management, Inc.
   Thomas C. Biwer, CFA                        Smith Asset Management Group, L.P.
   Galen G. Blomster, CFA                      SSgA Funds Management
   Christian L. Chan, CFA                      Wells Capital Management Incorporated
   Jeffrey P. Mellas
   Andrew Owen, CFA                         FUND INCEPTION
                                               04/30/1989

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                                                                    Gross      Net
                                                                                                   Expense   Expense
                                                            6-Month*   1-Year   5-Year   10-Year    Ratio     Ratio
--------------------------------------------------------------------------------------------------------------------
   Administrator Class                                        3.91       6.89    4.57      6.61     1.04%     0.85%
--------------------------------------------------------------------------------------------------------------------
   Benchmarks
--------------------------------------------------------------------------------------------------------------------
      Conservative Allocation Composite Index 2               3.96       7.35    5.45      6.54
--------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Bond Index 3             2.76       6.59    5.35      6.46
--------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 4                                         7.38      11.82    6.26      8.20
--------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                    WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS 5,6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   US Treasury Bond, 6.25%, 08/15/2023                                     1.37%
--------------------------------------------------------------------------------
   FHLMC, 6.50%, 02/25/2042                                                1.11%
--------------------------------------------------------------------------------
   FNMA, 5.50%, 04/25/2035                                                 0.81%
--------------------------------------------------------------------------------
   GNMA, 7.06%, 08/16/2042                                                 0.80%
--------------------------------------------------------------------------------
   US Treasury Note, 1.63%, 01/15/2015                                     0.72%
--------------------------------------------------------------------------------
   FNMA #725232, 5.00%, 03/01/2034                                         0.69%
--------------------------------------------------------------------------------
   FNMA #725773, 5.50%, 09/01/2034                                         0.65%
--------------------------------------------------------------------------------
   FNMA #789463, 4.38%, 06/01/2034                                         0.65%
--------------------------------------------------------------------------------
   US Treasury Bond, 2.38%, 01/15/2025                                     0.64%
--------------------------------------------------------------------------------
   FNMA, 4.50%, 09/25/2018                                                 0.63%

NEUTRAL ALLOCATION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                     (20%)
Bonds                                                                      (80%)

EFFECTIVE ALLOCATION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                     (25%)
Bonds                                                                      (75%)

--------------------------------------------------------------------------------

1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND - Administrator Class was named the Wells Fargo Strategic Income Fund - Institutional Class.

2 The Conservative Allocation Composite Index is weighted 55% in the Lehman Brothers U.S. Aggregate Bond Index, 25% in the Lehman Brothers 9-12 Month
U.S. Treasury Bond Index, 5% in the Russell 1000(R) Value Index, 5% in the S&P 500 Index, 5% in the Russell 1000(R) Growth Index, 3% in the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, and 2% in the Russell 2000(R) Index. The LEHMAN BROTHERS 9-12 MONTH U.S. TREASURY BOND INDEX is an unmanaged index that includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. The RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE INDEX is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

3 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an Index.

4 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

6 Portfolio holdings/allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings/allocations.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS                    PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (the Fund) seeks total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER                            MASTER PORTFOLIO SUBADVISERS
   Wells Fargo Funds Management, LLC             Artisan Partners Limited Partnership
                                                 Cadence Capital Management, LLC
SUBADVISER                                       Cooke & Bieler, L.P.
   Wells Capital Management Incorporated         Galliard Capital Management, Inc.
                                                 LSV Asset Management
FUND MANAGERS                                    New Star Institutional Managers Limited
   Doug Beath                                    Peregrine Capital Management, Inc.
   Thomas C. Biwer, CFA                          Smith Asset Management Group, L.P.
   Galen G. Blomster, CFA                        SSgA Funds Management
   Christian L. Chan, CFA                        Systematic Financial Management, L.P.
   Jeffrey P. Mellas                             Wells Capital Management Incorporated
   Andrew Owen, CFA
                                              FUND INCEPTION
                                                 04/30/1989

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge                 Excluding Sales Charge           Gross      Net
                          ------------------------------------   ------------------------------------   Expense   Expense
                          6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year    Ratio     Ratio
-------------------------------------------------------------------------------------------------------------------------
   Class A                  0.85      2.72     4.44     7.99       7.00       8.98    5.68      8.63     1.30%     1.20%
-------------------------------------------------------------------------------------------------------------------------
   Class B                  1.61      3.14     4.56     7.82       6.61       8.14    4.89      7.82     2.05%     1.95%
-------------------------------------------------------------------------------------------------------------------------
   Class C                  5.62      7.19     4.89     7.84       6.62       8.19    4.89      7.84     2.05%     1.95%
-------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                             7.14       9.26    5.95      8.85     1.12%     0.95%
-------------------------------------------------------------------------------------------------------------------------
   Benchmarks
-------------------------------------------------------------------------------------------------------------------------
      Growth Balanced Allocation Composite Index 2                 6.99      10.45    7.61      8.20
-------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 3                                              7.38      11.82    6.26      8.20
-------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Bond Index 4                  2.76       6.59    5.35      6.46

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                    WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS 5,6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Microsoft Corporation                                                   1.45%
--------------------------------------------------------------------------------
   Goldman Sachs Group Incorporated                                        1.28%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                 1.17%
--------------------------------------------------------------------------------
   American International Group Incorporated                               1.00%
--------------------------------------------------------------------------------
   eBay Incorporated                                                       0.90%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                              0.90%
--------------------------------------------------------------------------------
   US Treasury Bond, 6.25%, 08/15/2023                                     0.87%
--------------------------------------------------------------------------------
   Bank of America Corporation                                             0.84%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                  0.81%
--------------------------------------------------------------------------------
   General Electric Company                                                0.81%

NEUTRAL ALLOCATION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                     (65%)
Bonds                                                                      (35%)

EFFECTIVE ALLOCATION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                     (80%)
Bonds                                                                      (20%)

--------------------------------------------------------------------------------

1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.

2 The Growth Balanced Allocation Composite Index is weighted 35% in the Lehman Brothers Aggregate Bond Index, 16.25% in the Russell 1000(R) Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000(R) Growth Index, 9.75% in the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, and 6.50% in the Russell 2000(R) Index. The RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE INDEX is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an Index.

5 The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

6 Portfolio holdings/allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings/allocations.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS                    PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER                            MASTER PORTFOLIO SUBADVISERS
   Wells Fargo Funds Management, LLC             Artisan Partners Limited Partnership
                                                 Cadence Capital Management, LLC
SUBADVISER                                       Cooke & Bieler, L.P.
   Wells Capital Management Incorporated         Galliard Capital Management, Inc.
                                                 LSV Asset Management
FUND MANAGERS                                    New Star Institutional Managers Limited
   Doug Beath                                    Peregrine Capital Management, Inc.
   Thomas C. Biwer, CFA                          Smith Asset Management Group, L.P.
   Galen G. Blomster, CFA                        SSgA Funds Management
   Christian L. Chan, CFA                        Systematic Financial Management, L.P.
   Jeffrey P. Mellas                             Wells Capital Management Incorporated
   Andrew Owen, CFA
                                              FUND INCEPTION
                                                 04/30/1989

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                  Including Sales Charge             Excluding Sales Charge        Gross     Net
                                            ---------------------------------  ---------------------------------  Expense  Expense
                                            6-Month*  1-Year  5-Year  10-Year  6-Month*  1-Year  5-Year  10-Year   Ratio    Ratio
----------------------------------------------------------------------------------------------------------------------------------
   Class A                                   (0.79)    1.52    3.80     6.76     5.26     7.71    5.03     7.39     1.27%    1.15%
----------------------------------------------------------------------------------------------------------------------------------
   Class B                                   (0.10)    1.91    3.91     6.60     4.90     6.91    4.25     6.60     2.02%    1.90%
----------------------------------------------------------------------------------------------------------------------------------
   Class C                                    3.90     5.91    4.24     6.60     4.90     6.91    4.24     6.60     2.02%    1.90%
----------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                           5.40     7.99    5.29     7.66     1.09%    0.90%
----------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
----------------------------------------------------------------------------------------------------------------------------------
      Moderate Balanced Allocation Composite Index 2                             5.30     8.71    6.42     7.31
----------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 3                                                            7.38    11.82    6.26     8.20
----------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Bond Index 4                                2.76     6.59    5.35     6.46

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                    WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS 5, 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   US Treasury Bond, 6.25%, 08/15/2023                                    1.12%
--------------------------------------------------------------------------------
   FHLMC, 6.50%, 02/25/2042                                               0.90%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                  0.89%
--------------------------------------------------------------------------------
   Goldman Sachs Group Incorporated                                       0.79%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                0.72%
--------------------------------------------------------------------------------
   FNMA, 5.50%, 04/25/2035                                                0.66%
--------------------------------------------------------------------------------
   GNMA, 7.06%, 08/16/2042                                                0.65%
--------------------------------------------------------------------------------
   American International Group Incorporated                              0.62%
--------------------------------------------------------------------------------
   US Treasury Bill, 4.96%, 07/05/2010                                    0.61%
--------------------------------------------------------------------------------
   US Treasury Note, 1.63%, 01/15/2015                                    0.59%

NEUTRAL ALLOCATION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                     (40%)
Bonds                                                                      (60%)

EFFECTIVE ALLOCATION 6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                     (50%)
Bonds                                                                      (50%)

--------------------------------------------------------------------------------

1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 The Moderate Balanced Allocation Composite Index is weighted 45% in the Lehman Brothers Aggregate Bond Index, 15% in the Lehman Brothers 9-12 Month
U.S. Treasury Bond Index, 10% in the Russell 1000(R) Value Index, 10% in the S&P 500 Index, 10% in the Russell 1000(R) Growth Index, 6% in the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, and 4% in the Russell 2000(R) Index. The LEHMAN BROTHERS 9-12 MONTH U.S. TREASURY BOND INDEX is an unmanaged index that includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. The RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to book ratios and higher forecasted growth values. The MSCI EAFE INDEX is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an Index.

5 The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

6 Portfolio holdings/allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings/allocations.

 WELLS FARGO ADVANTAGE ALLOCATION FUNDS                            FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning      Ending
                                                         Account       Account       Expenses
                                                          Value         Value      Paid During        Net Annual
                                                       10/01/2006    03/31/2007      Period*        Expense Ratio
   Aggressive Allocation Fund
-----------------------------------------------------------------------------------------------------------------
   Aggressive Allocation Fund - Administrator Class
   Actual                                              $ 1,000.00    $ 1,080.40      $  5.19            1.00%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,019.95      $  5.04            1.00%

   Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------
   Asset Allocation Fund - Class A
   Actual                                              $ 1,000.00    $ 1,057.00      $  5.90            1.15%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,019.20      $  5.79            1.15%
-----------------------------------------------------------------------------------------------------------------
   Asset Allocation Fund - Class B
   Actual                                              $ 1,000.00    $ 1,053.80      $  9.73            1.90%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,015.46      $  9.55            1.90%
-----------------------------------------------------------------------------------------------------------------
   Asset Allocation Fund - Class C
   Actual                                              $ 1,000.00    $ 1,052.50      $  9.72            1.90%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,015.46      $  9.55            1.90%
-----------------------------------------------------------------------------------------------------------------
   Asset Allocation Fund - Administrator Class
   Actual                                              $ 1,000.00    $ 1,057.80      $  4.62            0.90%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.44      $  4.53            0.90%

   Conservative Allocation Fund
-----------------------------------------------------------------------------------------------------------------
   Conservative Allocation Fund - Administrator Class
   Actual                                              $ 1,000.00    $ 1,039.10      $  4.32            0.85%
-----------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.69      $  4.28            0.85%

FUND EXPENSES                             WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                     Beginning      Ending
                                                      Account       Account       Expenses
                                                       Value         Value      Paid During        Net Annual
                                                    10/01/2006    03/31/2007      Period*        Expense Ratio
Growth Balanced Fund
--------------------------------------------------------------------------------------------------------------
Growth Balanced Fund - Class A
Actual                                              $ 1,000.00    $ 1,070.00      $  6.19            1.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,018.95      $  6.04            1.20%
--------------------------------------------------------------------------------------------------------------
Growth Balanced Fund - Class B
Actual                                              $ 1,000.00    $ 1,066.10      $ 10.04            1.95%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,015.21      $  9.80            1.95%
--------------------------------------------------------------------------------------------------------------
Growth Balanced Fund - Class C
Actual                                              $ 1,000.00    $ 1,066.20      $ 10.05            1.95%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,015.21      $  9.80            1.95%
--------------------------------------------------------------------------------------------------------------
Growth Balanced Fund - Administrator Class
Actual                                              $ 1,000.00    $ 1,071.40      $  4.91            0.95%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.19      $  4.78            0.95%

Moderate Balanced Fund
--------------------------------------------------------------------------------------------------------------
Moderate Balanced Fund - Class A
Actual                                              $ 1,000.00    $ 1,052.60      $  5.89            1.15%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,019.20      $  5.79            1.15%
--------------------------------------------------------------------------------------------------------------
Moderate Balanced Fund - Class B
Actual                                              $ 1,000.00    $ 1,049.00      $  9.71            1.90%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,015.46      $  9.55            1.90%
--------------------------------------------------------------------------------------------------------------
Moderate Balanced Fund - Class C
Actual                                              $ 1,000.00    $ 1,049.00      $  9.71            1.90%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,015.46      $  9.55            1.90%
--------------------------------------------------------------------------------------------------------------
Moderate Balanced Fund - Administrator Class
Actual                                              $ 1,000.00    $ 1,054.00      $  4.61            0.90%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.44      $  4.53            0.90%

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.19%
        N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $   16,561,553
        N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                        9,976,916
        N/A  WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                             669,977
        N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                            16,608,748
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             16,758,055
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                    49,752,514
        N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                  4,989,754
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                        7,676,322
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      7,739,455
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                       7,663,791
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                       7,668,496
        N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                    5,007,016
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     34,470,382
        N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                     34,967,795
        N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                           6,691,770
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      6,023,827
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         657,223
        N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                 6,017,003
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         9,991,210

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $217,893,586)                                                249,891,807
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 0.79%

US TREASURY BILLS - 0.79%
$    60,000  US TREASURY BILL^#                                                       4.94%         05/10/2007            59,684
  1,770,000  US TREASURY BILL^#                                                       4.96          05/10/2007         1,760,677
    180,000  US TREASURY BILL^#                                                       4.95          08/09/2007           176,858

                                                                                                                       1,997,219
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,997,227)                                                                         1,997,219
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $219,890,813)                                  99.98%                                                       $  251,889,026
OTHER ASSETS AND LIABILITIES, NET                     0.02                                                                60,954
                                                    ------                                                        --------------

TOTAL NET ASSETS                                    100.00%                                                       $  251,949,980
                                                    ======                                                        ==============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 58.30%

AMUSEMENT & RECREATION SERVICES - 0.13%
      9,349  HARRAH'S ENTERTAINMENT INCORPORATED                                                                  $      789,523
     16,967  INTERNATIONAL GAME TECHNOLOGY                                                                               685,127

                                                                                                                       1,474,650
                                                                                                                  --------------

APPAREL & ACCESSORY STORES - 0.28%
      4,426  ABERCROMBIE & FITCH COMPANY CLASS A                                                                         334,960
     26,429  GAP INCORPORATED                                                                                            454,843
     16,403  KOHL'S CORPORATION+                                                                                       1,256,634
     17,156  LIMITED BRANDS INCORPORATED<<                                                                               447,085
     11,474  NORDSTROM INCORPORATED                                                                                      607,434

                                                                                                                       3,100,956
                                                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.09%
      5,441  JONES APPAREL GROUP INCORPORATED                                                                            167,202
      5,189  LIZ CLAIBORNE INCORPORATED                                                                                  222,349
      3,073  POLO RALPH LAUREN CORPORATION                                                                               270,885
      4,516  VF CORPORATION<<                                                                                            373,112

                                                                                                                       1,033,548
                                                                                                                  --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
      7,550  AUTONATION INCORPORATED+<<                                                                                  160,362
      2,491  AUTOZONE INCORPORATED+                                                                                      319,197

                                                                                                                         479,559
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      3,045  RYDER SYSTEM INCORPORATED                                                                                   150,240
                                                                                                                  --------------

BIOPHARMACEUTICALS - 0.33%
     18,937  CELGENE CORPORATION+<<                                                                                      993,435
     13,214  GENZYME CORPORATION+                                                                                        793,104
     23,307  GILEAD SCIENCES INCORPORATED+                                                                             1,782,986

                                                                                                                       3,569,525
                                                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.12%
      5,991  CENTEX CORPORATION                                                                                          250,304
     13,694  D.R. HORTON INCORPORATED                                                                                    301,268
      3,855  KB HOME<<                                                                                                   164,493
      6,918  LENNAR CORPORATION CLASS A<<                                                                                292,009
     10,658  PULTE HOMES INCORPORATED<<                                                                                  282,011

                                                                                                                       1,290,085
                                                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.60%
    102,369  HOME DEPOT INCORPORATED                                                                                   3,761,037
     76,382  LOWE'S COMPANIES INCORPORATED                                                                             2,405,269
      5,597  SHERWIN-WILLIAMS COMPANY                                                                                    369,626

                                                                                                                       6,535,932
                                                                                                                  --------------

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES - 4.35%
     29,516  ADOBE SYSTEMS INCORPORATED+                                                                          $    1,230,817
      4,961  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                          292,104
     11,621  AUTODESK INCORPORATED+                                                                                      436,950
     27,602  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    1,335,937
     10,230  BMC SOFTWARE INCORPORATED+                                                                                  314,982
     20,632  CA INCORPORATED                                                                                             534,575
    302,965  CISCO SYSTEMS INCORPORATED+                                                                               7,734,696
      9,058  CITRIX SYSTEMS INCORPORATED+                                                                                290,128
      7,157  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         631,748
      8,688  COMPUTER SCIENCES CORPORATION+                                                                              452,905
     16,263  COMPUWARE CORPORATION+                                                                                      154,336
      6,854  CONVERGYS CORPORATION+                                                                                      174,160
     56,993  EBAY INCORPORATED+                                                                                        1,889,318
     15,551  ELECTRONIC ARTS INCORPORATED+                                                                               783,148
     25,803  ELECTRONIC DATA SYSTEMS CORPORATION                                                                         714,227
      6,262  EQUIFAX INCORPORATED                                                                                        228,250
      8,165  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                         371,181
     37,769  FIRST DATA CORPORATION                                                                                    1,015,986
      8,556  FISERV INCORPORATED+                                                                                        453,981
     10,918  GOOGLE INCORPORATED CLASS A+                                                                              5,002,191
      9,788  IMS HEALTH INCORPORATED                                                                                     290,312
     23,509  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                              289,396
     17,183  INTUIT INCORPORATED+<<                                                                                      470,127
     28,552  JUNIPER NETWORKS INCORPORATED+<<                                                                            561,903
    432,236  MICROSOFT CORPORATION                                                                                    12,046,417
      6,444  MONSTER WORLDWIDE INCORPORATED+                                                                             305,252
      8,978  NCR CORPORATION+                                                                                            428,879
     17,004  NOVELL INCORPORATED+                                                                                        122,769
      8,381  OMNICOM GROUP INCORPORATED                                                                                  858,047
    200,150  ORACLE CORPORATION+                                                                                       3,628,724
      8,425  ROBERT HALF INTERNATIONAL INCORPORATED                                                                      311,809
    180,612  SUN MICROSYSTEMS INCORPORATED+                                                                            1,085,478
     46,377  SYMANTEC CORPORATION+<<                                                                                     802,322
     17,317  UNISYS CORPORATION+<<                                                                                       145,982
     12,296  VERISIGN INCORPORATED+                                                                                      308,876
     61,239  YAHOO! INCORPORATED+<<                                                                                    1,916,168

                                                                                                                      47,614,081
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 6.16%
     77,399  ABBOTT LABORATORIES                                                                                       4,318,864
     10,856  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       802,150
     58,559  AMGEN INCORPORATED+                                                                                       3,272,277
      4,596  AVERY DENNISON CORPORATION                                                                                  295,339
     22,124  AVON PRODUCTS INCORPORATED                                                                                  824,340
      5,349  BARR PHARMACEUTICALS INCORPORATED+                                                                          247,926
     17,176  BIOGEN IDEC INCORPORATED+                                                                                   762,271
    101,296  BRISTOL-MYERS SQUIBB COMPANY                                                                              2,811,977
      7,586  CLOROX COMPANY                                                                                              483,152

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     25,752  COLGATE-PALMOLIVE COMPANY                                                                            $    1,719,976
     48,111  DOW CHEMICAL COMPANY                                                                                      2,206,370
     46,353  E.I. DU PONT DE NEMOURS & COMPANY                                                                         2,291,229
      4,195  EASTMAN CHEMICAL COMPANY                                                                                    265,669
      8,925  ECOLAB INCORPORATED                                                                                         383,775
     49,487  ELI LILLY & COMPANY                                                                                       2,657,947
      5,832  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                 284,893
     15,943  FOREST LABORATORIES INCORPORATED+<<                                                                         820,108
      7,822  HOSPIRA INCORPORATED+                                                                                       319,920
      3,917  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             184,961
    145,165  JOHNSON & JOHNSON                                                                                         8,747,643
     12,198  KING PHARMACEUTICALS INCORPORATED+                                                                          239,935
     11,925  MEDIMMUNE INCORPORATED+<<                                                                                   433,951
    108,669  MERCK & COMPANY INCORPORATED                                                                              4,799,910
     27,262  MONSANTO COMPANY                                                                                          1,498,320
     12,277  MYLAN LABORATORIES INCORPORATED                                                                             259,536
    355,476  PFIZER INCORPORATED                                                                                       8,979,324
      8,225  PPG INDUSTRIES INCORPORATED                                                                                 578,300
     16,069  PRAXAIR INCORPORATED                                                                                      1,011,704
    158,272  PROCTER & GAMBLE COMPANY                                                                                  9,996,460
      7,139  ROHM & HAAS COMPANY                                                                                         369,229
     74,624  SCHERING-PLOUGH CORPORATION                                                                               1,903,658
      6,624  SIGMA-ALDRICH CORPORATION                                                                                   275,029
     67,523  WYETH                                                                                                     3,378,176

                                                                                                                      67,424,319
                                                                                                                  --------------

COAL MINING - 0.08%
      9,155  CONSOL ENERGY INCORPORATED                                                                                  358,235
     13,276  PEABODY ENERGY CORPORATION                                                                                  534,226

                                                                                                                         892,461
                                                                                                                  --------------

COMMUNICATIONS - 2.74%
     18,069  ALLTEL CORPORATION                                                                                        1,120,278
    313,203  AT&T INCORPORATED                                                                                        12,349,594
     22,739  AVAYA INCORPORATED+                                                                                         268,548
      5,586  CENTURYTEL INCORPORATED                                                                                     252,431
     24,888  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                   872,076
    156,001  COMCAST CORPORATION CLASS A+<<                                                                            4,048,213
     38,855  DIRECTV GROUP INCORPORATED+<<                                                                               896,385
      7,550  EMBARQ CORPORATION                                                                                          425,443
     10,892  IAC INTERACTIVECORP+                                                                                        410,737
     78,677  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                          707,306
    145,588  SPRINT NEXTEL CORPORATION<<                                                                               2,760,348
    145,958  VERIZON COMMUNICATIONS INCORPORATED                                                                       5,534,727
     23,913  WINDSTREAM CORPORATION                                                                                      351,288

                                                                                                                      29,997,374
                                                                                                                  --------------

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS - 6.04%
    224,329  BANK OF AMERICA CORPORATION                                                                          $   11,445,266
     37,918  BANK OF NEW YORK COMPANY INCORPORATED                                                                     1,537,575
     27,185  BB&T CORPORATION                                                                                          1,115,129
    245,907  CITIGROUP INCORPORATED                                                                                   12,624,865
      7,907  COMERICA INCORPORATED                                                                                       467,462
      9,406  COMMERCE BANCORP INCORPORATED                                                                               313,972
      6,537  COMPASS BANCSHARES INCORPORATED                                                                             449,746
     27,901  FIFTH THIRD BANCORP                                                                                       1,079,490
      6,286  FIRST HORIZON NATIONAL CORPORATION                                                                          261,058
     24,824  HUDSON CITY BANCORP INCORPORATED                                                                            339,592
     11,812  HUNTINGTON BANCSHARES INCORPORATED<<                                                                        258,092
    174,221  JPMORGAN CHASE & COMPANY                                                                                  8,428,812
     19,857  KEYCORP                                                                                                     744,042
      3,853  M&T BANK CORPORATION                                                                                        446,293
     12,826  MARSHALL & ILSLEY CORPORATION                                                                               593,972
     20,864  MELLON FINANCIAL CORPORATION<<                                                                              900,073
     29,718  NATIONAL CITY CORPORATION<<                                                                               1,106,996
      9,459  NORTHERN TRUST CORPORATION                                                                                  568,864
     17,363  PNC FINANCIAL SERVICES GROUP                                                                              1,249,615
     36,704  REGIONS FINANCIAL CORPORATION                                                                             1,298,220
     18,113  SOVEREIGN BANCORP INCORPORATED                                                                              460,795
     16,745  STATE STREET CORPORATION                                                                                  1,084,239
     17,819  SUNTRUST BANKS INCORPORATED                                                                               1,479,690
     16,382  SYNOVUS FINANCIAL CORPORATION                                                                               529,794
     88,843  US BANCORP                                                                                                3,106,840
     95,590  WACHOVIA CORPORATION                                                                                      5,262,230
     44,593  WASHINGTON MUTUAL INCORPORATED<<                                                                          1,800,665
    169,469  WELLS FARGO & COMPANY++                                                                                   5,834,818
     38,721  WESTERN UNION COMPANY                                                                                       849,926
      5,517  ZIONS BANCORPORATION                                                                                        466,297

                                                                                                                      66,104,428
                                                                                                                  --------------
EATING & DRINKING PLACES - 0.36%
      7,282  DARDEN RESTAURANTS INCORPORATED                                                                             299,946
     60,365  MCDONALD'S CORPORATION                                                                                    2,719,443
      4,350  WENDY'S INTERNATIONAL INCORPORATED                                                                          136,155
     13,223  YUM! BRANDS INCORPORATED                                                                                    763,760

                                                                                                                       3,919,304
                                                                                                                  --------------
EDUCATIONAL SERVICES - 0.03%
      7,019  APOLLO GROUP INCORPORATED CLASS A+                                                                          308,134
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.55%
     33,315  AES CORPORATION+                                                                                            716,939
      8,248  ALLEGHENY ENERGY INCORPORATED+                                                                              405,307
     12,790  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                       161,026
     10,362  AMEREN CORPORATION<<                                                                                        521,209
     19,897  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                969,979

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
     16,055  CENTERPOINT ENERGY INCORPORATED<<                                                                    $      288,027
     16,991  CITIZENS COMMUNICATIONS COMPANY<<                                                                           254,015
     11,198  CMS ENERGY CORPORATION<<                                                                                    199,324
     12,923  CONSOLIDATED EDISON INCORPORATED                                                                            659,848
      9,062  CONSTELLATION ENERGY GROUP INCORPORATED                                                                     787,941
     17,504  DOMINION RESOURCES INCORPORATED                                                                           1,553,830
      8,884  DTE ENERGY COMPANY<<                                                                                        425,544
     63,056  DUKE ENERGY CORPORATION                                                                                   1,279,406
     18,988  DYNEGY INCORPORATED CLASS A+<<                                                                              175,829
     16,342  EDISON INTERNATIONAL                                                                                        802,882
     35,028  EL PASO CORPORATION                                                                                         506,855
      9,947  ENTERGY CORPORATION                                                                                       1,043,639
     33,614  EXELON CORPORATION                                                                                        2,309,618
     16,011  FIRSTENERGY CORPORATION<<                                                                                 1,060,569
     20,344  FPL GROUP INCORPORATED<<                                                                                  1,244,442
      3,769  INTEGRYS ENERGY GROUP INCORPORATED                                                                          209,217
      8,807  KEYSPAN CORPORATION                                                                                         362,408
      5,384  KINDER MORGAN INCORPORATED                                                                                  573,127
      2,252  NICOR INCORPORATED                                                                                          109,042
     13,736  NISOURCE INCORPORATED                                                                                       335,708
     17,596  PG&E CORPORATION                                                                                            849,359
      5,016  PINNACLE WEST CAPITAL CORPORATION                                                                           242,022
     19,316  PPL CORPORATION                                                                                             790,024
     12,896  PROGRESS ENERGY INCORPORATED                                                                                650,474
     12,678  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              1,052,781
      4,311  QUESTAR CORPORATION                                                                                         384,584
     13,187  SEMPRA ENERGY                                                                                               804,539
     31,493  SPECTRA ENERGY CORPORATION                                                                                  827,321
     10,512  TECO ENERGY INCORPORATED                                                                                    180,912
     37,549  THE SOUTHERN COMPANY<<                                                                                    1,376,171
     23,035  TXU CORPORATION                                                                                           1,476,544
     26,738  WASTE MANAGEMENT INCORPORATED                                                                               920,055
     29,988  WILLIAMS COMPANIES INCORPORATED                                                                             853,458
     20,452  XCEL ENERGY INCORPORATED                                                                                    504,960

                                                                                                                      27,868,935
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.46%
      5,882  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                       98,465
     27,834  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                      363,512
     17,883  ALTERA CORPORATION                                                                                          357,481
     16,739  ANALOG DEVICES INCORPORATED<<                                                                               577,328
     23,652  BROADCOM CORPORATION CLASS A+                                                                               758,520
      4,269  CIENA CORPORATION+                                                                                          119,319
      9,154  COOPER INDUSTRIES LIMITED CLASS A                                                                           411,838
     40,021  EMERSON ELECTRIC COMPANY                                                                                  1,724,505
    515,797  GENERAL ELECTRIC COMPANY                                                                                 18,238,582
      3,285  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                315,623

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
      9,263  JABIL CIRCUIT INCORPORATED                                                                           $      198,321
     10,593  JDS UNIPHASE CORPORATION+<<                                                                                 161,331
     10,018  KLA-TENCOR CORPORATION                                                                                      534,160
      6,245  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    546,250
     15,012  LINEAR TECHNOLOGY CORPORATION                                                                               474,229
     38,632  LSI LOGIC CORPORATION+<<                                                                                    403,318
     16,085  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                      472,899
     37,860  MICRON TECHNOLOGY INCORPORATED+                                                                             457,349
      7,111  MOLEX INCORPORATED                                                                                          200,530
    119,901  MOTOROLA INCORPORATED<<                                                                                   2,118,651
     14,226  NATIONAL SEMICONDUCTOR CORPORATION                                                                          343,416
     18,612  NETWORK APPLIANCE INCORPORATED+                                                                             679,710
      6,307  NOVELLUS SYSTEMS INCORPORATED+<<                                                                            201,950
     17,833  NVIDIA CORPORATION+<<                                                                                       513,234
     10,653  PMC-SIERRA INCORPORATED+<<                                                                                   74,678
      7,978  QLOGIC CORPORATION+                                                                                         135,626
     83,090  QUALCOMM INCORPORATED                                                                                     3,544,619
      8,438  ROCKWELL COLLINS INCORPORATED                                                                               564,755
     26,587  SANMINA-SCI CORPORATION+                                                                                     96,245
     21,935  TELLABS INCORPORATED+                                                                                       217,157
     72,401  TEXAS INSTRUMENTS INCORPORATED                                                                            2,179,270
      3,948  WHIRLPOOL CORPORATION<<                                                                                     335,234
     16,646  XILINX INCORPORATED<<                                                                                       428,302

                                                                                                                      37,846,407
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.16%
      4,410  FLUOR CORPORATION                                                                                           395,665
     11,734  MOODY'S CORPORATION                                                                                         728,212
     17,013  PAYCHEX INCORPORATED                                                                                        644,282

                                                                                                                       1,768,159
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.19%
      5,170  BALL CORPORATION                                                                                            237,045
      7,647  FORTUNE BRANDS INCORPORATED                                                                                 602,737
     20,742  ILLINOIS TOOL WORKS INCORPORATED                                                                          1,070,287
      2,954  SNAP-ON INCORPORATED                                                                                        142,087

                                                                                                                       2,052,156
                                                                                                                  --------------
FINANCIAL SERVICES - 0.02%
      9,516  JANUS CAPITAL GROUP INCORPORATED                                                                            198,980
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.85%
     38,266  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     1,930,902
     32,740  ARCHER DANIELS MIDLAND COMPANY                                                                            1,201,558
     10,954  CAMPBELL SOUP COMPANY                                                                                       426,658
     13,960  COCA-COLA ENTERPRISES INCORPORATED                                                                          282,690
     25,338  CONAGRA FOODS INCORPORATED                                                                                  631,170
     10,581  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                  224,106

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
     17,312  GENERAL MILLS INCORPORATED                                                                           $    1,007,905
     16,294  H.J. HEINZ COMPANY                                                                                          767,773
      5,839  HERCULES INCORPORATED+                                                                                      114,094
     12,576  KELLOGG COMPANY<<                                                                                           646,784
      9,410  KRAFT FOODS INCORPORATED CLASS A                                                                            297,921
      6,530  MCCORMICK & COMPANY INCORPORATED                                                                            251,536
      2,354  MOLSON COORS BREWING COMPANY                                                                                222,735
      6,594  PEPSI BOTTLING GROUP INCORPORATED                                                                           210,283
     82,149  PEPSICO INCORPORATED                                                                                      5,221,390
     36,790  SARA LEE CORPORATION                                                                                        622,487
    101,036  THE COCA-COLA COMPANY                                                                                     4,849,728
      8,681  THE HERSHEY COMPANY                                                                                         474,503
     12,653  TYSON FOODS INCORPORATED CLASS A                                                                            245,595
     10,942  WM. WRIGLEY JR. COMPANY                                                                                     557,276

                                                                                                                      20,187,094
                                                                                                                  --------------
FOOD STORES - 0.30%
     35,511  KROGER COMPANY                                                                                            1,003,186
     22,095  SAFEWAY INCORPORATED                                                                                        809,561
     37,667  STARBUCKS CORPORATION+                                                                                    1,181,237
      7,051  WHOLE FOODS MARKET INCORPORATED                                                                             316,237

                                                                                                                       3,310,221
                                                                                                                  --------------
FORESTRY - 0.07%
     10,594  WEYERHAEUSER COMPANY<<                                                                                      791,796
                                                                                                                  --------------
FURNITURE & FIXTURES - 0.11%
      8,897  LEGGETT & PLATT INCORPORATED                                                                                201,695
     19,642  MASCO CORPORATION                                                                                           538,191
     13,924  NEWELL RUBBERMAID INCORPORATED                                                                              432,897

                                                                                                                       1,172,783
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.15%
      5,492  BIG LOTS INCORPORATED+<<                                                                                    171,790
     15,651  DOLLAR GENERAL CORPORATION                                                                                  331,019
      7,605  FAMILY DOLLAR STORES INCORPORATED                                                                           225,260
     26,342  FEDERATED DEPARTMENT STORES INCORPORATED                                                                  1,186,707
     11,284  JC PENNEY COMPANY INCORPORATED<<                                                                            927,093
      4,168  SEARS HOLDINGS CORPORATION+<<                                                                               750,907
     43,081  TARGET CORPORATION                                                                                        2,552,980
     22,827  TJX COMPANIES INCORPORATED                                                                                  615,416
    123,349  WAL-MART STORES INCORPORATED                                                                              5,791,236

                                                                                                                      12,552,408
                                                                                                                  --------------
HEALTH SERVICES - 0.32%
     20,078  CARDINAL HEALTH INCORPORATED                                                                              1,464,690
      6,139  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                 445,876
      3,655  MANOR CARE INCORPORATED                                                                                     198,686

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HEALTH SERVICES (CONTINUED)
     14,448  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                 $    1,047,913
     23,655  TENET HEALTHCARE CORPORATION+                                                                               152,102
      5,141  WATSON PHARMACEUTICALS INCORPORATED+                                                                        135,877

                                                                                                                       3,445,144
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.75%
      4,894  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           282,335
     11,054  ARCHSTONE-SMITH TRUST                                                                                       600,011
      3,979  AVALONBAY COMMUNITIES INCORPORATED                                                                          517,270
      5,966  BOSTON PROPERTIES INCORPORATED                                                                              700,408
      6,359  DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                                 399,981
     14,747  EQUITY RESIDENTIAL                                                                                          711,248
     26,123  HOST HOTELS & RESORTS INCORPORATED                                                                          687,296
     11,338  KIMCO REALTY CORPORATION                                                                                    552,614
      8,893  PLUM CREEK TIMBER COMPANY                                                                                   350,562
     12,852  PROLOGIS                                                                                                    834,480
      6,153  PUBLIC STORAGE INCORPORATED                                                                                 582,505
     11,114  SIMON PROPERTY GROUP INCORPORATED<<                                                                       1,236,433
      6,539  VORNADO REALTY TRUST<<                                                                                      780,364

                                                                                                                       8,235,507
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.15%

     14,214  BED BATH & BEYOND INCORPORATED+                                                                             570,976
     20,305  BEST BUY COMPANY INCORPORATED<<                                                                             989,260
      7,139  CIRCUIT CITY STORES INCORPORATED                                                                            132,286

                                                                                                                       1,692,522
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.23%
     19,509  HILTON HOTELS CORPORATION<<                                                                                 701,544
     16,540  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                 809,798
     10,776  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                          698,824
      9,474  WYNDHAM WORLDWIDE CORPORATION+                                                                              323,544

                                                                                                                       2,533,710
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.80%
     36,811  3M COMPANY                                                                                                2,813,465
      8,763  AMERICAN STANDARD COMPANIES INCORPORATED                                                                    464,614
     43,231  APPLE INCORPORATED+                                                                                       4,016,592
     70,066  APPLIED MATERIALS INCORPORATED<<                                                                          1,283,609
     16,063  BAKER HUGHES INCORPORATED                                                                                 1,062,246
      3,290  BLACK & DECKER CORPORATION                                                                                  268,530
     32,393  CATERPILLAR INCORPORATED                                                                                  2,171,303
      2,613  CUMMINS INCORPORATED                                                                                        378,153
     11,378  DEERE & COMPANY                                                                                           1,236,106
    113,943  DELL INCORPORATED+                                                                                        2,644,617
     10,267  DOVER CORPORATION                                                                                           501,132
      7,333  EATON CORPORATION                                                                                           612,745
    105,742  EMC CORPORATION+                                                                                          1,464,527

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
    134,249  HEWLETT-PACKARD COMPANY                                                                              $    5,388,755
     15,439  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                      669,589
    289,270  INTEL CORPORATION                                                                                         5,533,735
     75,516  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                             7,118,138
      4,815  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                       281,485
      8,818  NATIONAL OILWELL VARCO INCORPORATED+                                                                        685,952
      6,169  PALL CORPORATION                                                                                            234,422
      5,807  PARKER HANNIFIN CORPORATION                                                                                 501,202
     11,049  PITNEY BOWES INCORPORATED                                                                                   501,514
     11,404  SANDISK CORPORATION+<<                                                                                      499,495
     10,000  SMITH INTERNATIONAL INCORPORATED<<                                                                          480,500
     45,346  SOLECTRON CORPORATION+                                                                                      142,840
      4,153  STANLEY WORKS                                                                                               229,910
      5,146  TEREX CORPORATION+                                                                                          369,277

                                                                                                                      41,554,453
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.21%
     14,966  AON CORPORATION                                                                                             568,109
      8,362  HUMANA INCORPORATED+                                                                                        485,163
     27,726  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     812,095
     17,187  UNUMPROVIDENT CORPORATION<<                                                                                 395,817

                                                                                                                       2,261,184
                                                                                                                  --------------
INSURANCE CARRIERS - 3.35%
     16,388  ACE LIMITED                                                                                                 935,099
     25,902  AETNA INCORPORATED                                                                                        1,134,249
     24,672  AFLAC INCORPORATED                                                                                        1,161,064
     31,035  ALLSTATE CORPORATION                                                                                      1,863,962
      5,134  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                        443,526
    130,494  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 8,771,807
     20,494  CHUBB CORPORATION                                                                                         1,058,925
      4,889  CIGNA CORPORATION                                                                                           697,465
      8,669  CINCINNATI FINANCIAL CORPORATION                                                                            367,570
     22,109  GENWORTH FINANCIAL INCORPORATED                                                                             772,488
     16,061  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            1,535,110
     13,883  LINCOLN NATIONAL CORPORATION                                                                                941,129
     22,625  LOEWS CORPORATION                                                                                         1,027,854
      6,758  MBIA INCORPORATED<<                                                                                         442,581
     37,753  METLIFE INCORPORATED                                                                                      2,384,102
      4,165  MGIC INVESTMENT CORPORATION<<                                                                               245,402
     13,436  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      804,413
     37,342  PROGRESSIVE CORPORATION                                                                                     814,802
     23,524  PRUDENTIAL FINANCIAL INCORPORATED                                                                         2,123,276
      5,295  SAFECO CORPORATION                                                                                          351,747
      4,914  TORCHMARK CORPORATION                                                                                       322,309
     33,887  TRAVELERS COMPANIES INCORPORATED                                                                          1,754,330
     67,932  UNITEDHEALTH GROUP INCORPORATED                                                                           3,598,358

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS (CONTINUED)
     30,719  WELLPOINT INCORPORATED+                                                                              $    2,491,311
      9,081  XL CAPITAL LIMITED CLASS A                                                                                  635,307

                                                                                                                      36,678,186
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS - 0.08%
     18,567  COACH INCORPORATED+                                                                                         929,278
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.85%
     20,247  AGILENT TECHNOLOGIES INCORPORATED+                                                                          682,121
      9,206  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                272,221
      2,725  BAUSCH & LOMB INCORPORATED                                                                                  139,411
     12,268  BECTON DICKINSON & COMPANY                                                                                  943,287
     59,402  BOSTON SCIENTIFIC CORPORATION+                                                                              863,705
      5,179  C.R. BARD INCORPORATED                                                                                      411,782
     11,938  DANAHER CORPORATION                                                                                         852,970
     14,421  EASTMAN KODAK COMPANY<<                                                                                     325,338
      2,705  MILLIPORE CORPORATION+                                                                                      196,031
      6,110  PERKINELMER INCORPORATED                                                                                    147,984
      7,963  QUEST DIAGNOSTICS INCORPORATED                                                                              397,115
     22,380  RAYTHEON COMPANY                                                                                          1,174,055
      8,309  ROCKWELL AUTOMATION INCORPORATED                                                                            497,460
      4,098  TEKTRONIX INCORPORATED                                                                                      115,400
      9,518  TERADYNE INCORPORATED+                                                                                      157,428
     21,068  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      984,929
      5,092  WATERS CORPORATION+                                                                                         295,336
     47,600  XEROX CORPORATION+                                                                                          803,964

                                                                                                                       9,260,537
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 0.35%
     57,761  MEDTRONIC INCORPORATED                                                                                    2,833,755
     17,266  ST. JUDE MEDICAL INCORPORATED+                                                                              649,374
      6,442  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                        307,219

                                                                                                                       3,790,348
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES - 0.04%
      7,999  COVENTRY HEALTH CARE INCORPORATED+                                                                          448,344
                                                                                                                  --------------
MEDICAL PRODUCTS - 0.47%
      7,712  ALLERGAN INCORPORATED                                                                                       854,644
     32,594  BAXTER INTERNATIONAL INCORPORATED                                                                         1,716,726
     12,285  BIOMET INCORPORATED                                                                                         521,990
     14,956  STRYKER CORPORATION                                                                                         991,882
     11,895  ZIMMER HOLDINGS INCORPORATED+                                                                             1,015,952

                                                                                                                       5,101,194
                                                                                                                  --------------
METAL MINING - 0.20%
     18,801  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                     1,244,438
     22,619  NEWMONT MINING CORPORATION                                                                                  949,772

                                                                                                                       2,194,210
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
      4,765  VULCAN MATERIALS COMPANY                                                                             $      555,027
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.39%
      8,068  HASBRO INCORPORATED                                                                                         230,906
     19,721  MATTEL INCORPORATED                                                                                         543,708
      6,788  TIFFANY & COMPANY<<                                                                                         308,718
     99,176  TYCO INTERNATIONAL LIMITED                                                                                3,129,003

                                                                                                                       4,212,335
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 0.84%
     15,600  AMAZON.COM INCORPORATED+                                                                                    620,724
     22,687  COSTCO WHOLESALE CORPORATION                                                                              1,221,468
     77,257  CVS CORPORATION<<                                                                                         2,637,554
      3,053  DILLARD'S INCORPORATED CLASS A                                                                               99,925
      6,803  EXPRESS SCRIPTS INCORPORATED+                                                                               549,138
     13,868  OFFICE DEPOT INCORPORATED+                                                                                  487,322
      3,760  OFFICEMAX INCORPORATED                                                                                      198,302
      6,831  RADIOSHACK CORPORATION<<                                                                                    184,642
     35,964  STAPLES INCORPORATED                                                                                        929,310
     50,201  WALGREEN COMPANY                                                                                          2,303,724

                                                                                                                       9,232,109
                                                                                                                  --------------
MOTION PICTURES - 0.92%
    117,685  NEWS CORPORATION CLASS A                                                                                  2,720,877
    191,387  TIME WARNER INCORPORATED                                                                                  3,774,152
    102,748  WALT DISNEY COMPANY                                                                                       3,537,614

                                                                                                                      10,032,643
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.49%
     15,404  FEDEX CORPORATION                                                                                         1,654,852
     53,492  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                              3,749,789

                                                                                                                       5,404,641
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.10%
     59,807  AMERICAN EXPRESS COMPANY                                                                                  3,373,115
     20,595  CAPITAL ONE FINANCIAL CORPORATION<<                                                                       1,554,099
      9,705  CIT GROUP INCORPORATED                                                                                      513,589
     29,585  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                         995,239
     48,549  FANNIE MAE                                                                                                2,649,804
     34,760  FREDDIE MAC                                                                                               2,067,872
     20,589  SLM CORPORATION                                                                                             842,090

                                                                                                                      11,995,808
                                                                                                                  --------------
OIL & GAS EXTRACTION - 1.64%
     23,228  ANADARKO PETROLEUM CORPORATION                                                                              998,339
     16,600  APACHE CORPORATION                                                                                        1,173,620
     14,708  BJ SERVICES COMPANY                                                                                         410,353
     20,538  CHESAPEAKE ENERGY CORPORATION                                                                               634,213
     22,293  DEVON ENERGY CORPORATION                                                                                  1,543,121

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (CONTINUED)
        7,568   ENSCO INTERNATIONAL INCORPORATED<<                                                                    $     411,699
       12,238   EOG RESOURCES INCORPORATED                                                                                  873,059
       50,118   HALLIBURTON COMPANY<<                                                                                     1,590,745
       13,968   NABORS INDUSTRIES LIMITED+<<                                                                                414,431
        6,746   NOBLE CORPORATION                                                                                           530,775
       42,038   OCCIDENTAL PETROLEUM CORPORATION                                                                          2,072,894
        5,542   ROWAN COMPANIES INCORPORATED<<                                                                              179,949
       59,115   SCHLUMBERGER LIMITED                                                                                      4,084,847
       14,695   TRANSOCEAN INCORPORATED+                                                                                  1,200,582
       16,961   WEATHERFORD INTERNATIONAL LIMITED+<<                                                                        764,941
       18,457   XTO ENERGY INCORPORATED                                                                                   1,011,610

                                                                                                                         17,895,178
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS - 0.17%
        5,246   BEMIS COMPANY INCORPORATED                                                                                  175,164
       22,701   INTERNATIONAL PAPER COMPANY<<                                                                               826,316
        9,152   MEADWESTVACO CORPORATION                                                                                    282,248
        6,665   PACTIV CORPORATION+                                                                                         224,877
        5,274   TEMPLE-INLAND INCORPORATED                                                                                  315,069

                                                                                                                          1,823,674
                                                                                                                      -------------
Personal Services - 0.05%
        6,809   CINTAS CORPORATION                                                                                          245,805
       16,166   H & R BLOCK INCORPORATED                                                                                    340,133

                                                                                                                            585,938
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.72%
        2,796   ASHLAND INCORPORATED                                                                                        183,418
      108,233   CHEVRON CORPORATION                                                                                       8,004,913
       82,467   CONOCOPHILLIPS                                                                                            5,636,619
      285,578   EXXON MOBIL CORPORATION                                                                                  21,546,860
       13,552   HESS CORPORATION                                                                                            751,729
       17,348   MARATHON OIL CORPORATION                                                                                  1,714,503
        9,411   MURPHY OIL CORPORATION                                                                                      502,547
        6,086   SUNOCO INCORPORATED                                                                                         428,698
       30,302   VALERO ENERGY CORPORATION                                                                                 1,954,176

                                                                                                                         40,723,463
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES - 0.33%
       43,615   ALCOA INCORPORATED                                                                                        1,478,549
        5,115   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                       545,719
       15,104   NUCOR CORPORATION                                                                                           983,724
        5,943   UNITED STATES STEEL CORPORATION<<                                                                           589,367

                                                                                                                          3,597,359
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.51%
       37,020   CBS CORPORATION CLASS B<<                                                                                 1,132,442
        3,277   DOW JONES & COMPANY INCORPORATED<<                                                                          112,958

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
        4,186   E.W. SCRIPPS COMPANY CLASS A                                                                          $     187,030
       11,778   GANNETT COMPANY INCORPORATED                                                                                662,986
       17,803   MCGRAW-HILL COMPANIES INCORPORATED                                                                        1,119,453
        1,952   MEREDITH CORPORATION                                                                                        112,025
        7,219   NEW YORK TIMES COMPANY CLASS A<<                                                                            169,719
       10,954   RR DONNELLEY & SONS COMPANY                                                                                 400,807
        8,915   TRIBUNE COMPANY<<                                                                                           286,261
       34,718   VIACOM INCORPORATED CLASS B+<<                                                                            1,427,257

                                                                                                                          5,610,938
                                                                                                                      -------------
RAILROAD TRANSPORTATION - 0.43%
       18,005   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  1,448,142
       21,909   CSX CORPORATION                                                                                             877,455
       19,912   NORFOLK SOUTHERN CORPORATION                                                                              1,007,547
       13,580   UNION PACIFIC CORPORATION                                                                                 1,379,049

                                                                                                                          4,712,193
                                                                                                                      -------------
REAL ESTATE - 0.06%
        9,369   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                320,236
       10,915   REALOGY CORPORATION+                                                                                        323,193

                                                                                                                            643,429
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.05%
        8,092   SEALED AIR CORPORATION<<                                                                                    255,707
        9,041   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                         281,989

                                                                                                                            537,696
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.85%
       11,998   AMERIPRISE FINANCIAL INCORPORATED                                                                           685,566
        6,007   BEAR STEARNS COMPANIES INCORPORATED                                                                         903,152
       51,517   CHARLES SCHWAB CORPORATION                                                                                  942,246
        1,748   CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED                                                           930,740
       21,426   E*TRADE FINANCIAL CORPORATION+                                                                              454,660
        4,467   FEDERATED INVESTORS INCORPORATED CLASS B                                                                    164,028
        8,397   FRANKLIN RESOURCES INCORPORATED                                                                           1,014,610
       20,633   GOLDMAN SACHS GROUP INCORPORATED                                                                          4,263,397
        6,596   LEGG MASON INCORPORATED                                                                                     621,409
       26,388   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     1,849,007
       44,357   MERRILL LYNCH & COMPANY INCORPORATED                                                                      3,622,636
       53,398   MORGAN STANLEY                                                                                            4,205,626
       13,307   T. ROWE PRICE GROUP INCORPORATED                                                                            627,957

                                                                                                                         20,285,034
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.16%
       78,735   CORNING INCORPORATED+                                                                                     1,790,434
                                                                                                                      -------------

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
TOBACCO PRODUCTS - 0.94%
      105,264   ALTRIA GROUP INCORPORATED                                                                             $   9,243,232
        8,600   REYNOLDS AMERICAN INCORPORATED<<                                                                            536,726
        8,056   UST INCORPORATED<<                                                                                          467,087

                                                                                                                         10,247,045
                                                                                                                      -------------
TRANSPORTATION BY AIR - 0.05%
       39,547   SOUTHWEST AIRLINES COMPANY                                                                                  581,341
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 1.78%
       39,589   BOEING COMPANY                                                                                            3,519,858
        4,550   BRUNSWICK CORPORATION<<                                                                                     144,918
       94,928   FORD MOTOR COMPANY<<                                                                                        748,982
       20,351   GENERAL DYNAMICS CORPORATION                                                                              1,554,816
       28,370   GENERAL MOTORS CORPORATION<<                                                                                869,257
        8,551   GENUINE PARTS COMPANY                                                                                       418,999
        6,288   GOODRICH CORPORATION                                                                                        323,706
       12,918   HARLEY-DAVIDSON INCORPORATED                                                                                758,933
       40,124   HONEYWELL INTERNATIONAL INCORPORATED                                                                      1,848,111
        9,118   ITT CORPORATION                                                                                             549,998
        9,856   JOHNSON CONTROLS INCORPORATED                                                                               932,575
       17,800   LOCKHEED MARTIN CORPORATION                                                                               1,726,956
       17,568   NORTHROP GRUMMAN CORPORATION                                                                              1,303,897
       12,452   PACCAR INCORPORATED                                                                                         913,977
        6,284   TEXTRON INCORPORATED                                                                                        564,303
       49,948   UNITED TECHNOLOGIES CORPORATION                                                                           3,246,620

                                                                                                                         19,425,906
                                                                                                                      -------------
Transportation Services - 0.04%
        8,682   CH ROBINSON WORLDWIDE INCORPORATED                                                                          414,566
                                                                                                                      -------------
Travel & Recreation - 0.12%
       22,190   CARNIVAL CORPORATION                                                                                      1,039,823
        6,711   SABRE HOLDINGS CORPORATION                                                                                  219,785

                                                                                                                          1,259,608
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.40%
        9,503   AMERISOURCEBERGEN CORPORATION                                                                               501,283
        3,952   BROWN-FORMAN CORPORATION CLASS B                                                                            259,093
        6,468   DEAN FOODS COMPANY+                                                                                         302,314
       14,816   MCKESSON CORPORATION                                                                                        867,329
        9,480   NIKE INCORPORATED CLASS B<<                                                                               1,007,345
       10,423   SUPERVALU INCORPORATED                                                                                      407,227
       30,947   SYSCO CORPORATION                                                                                         1,046,937

                                                                                                                          4,391,528
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.19%
       22,895   KIMBERLY-CLARK CORPORATION                                                                            $   1,568,072
        6,978   PATTERSON COMPANIES INCORPORATED+<<                                                                         247,649
        3,592   W.W. GRAINGER INCORPORATED                                                                                  277,446

                                                                                                                          2,093,167
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $544,189,006)                                                                                 637,819,212
                                                                                                                      -------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING - 44.26%

COLLATERAL INVESTED IN OTHER ASSETS - 44.26%
  $ 1,264,803   AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                  5.40%         11/21/2007        1,265,461
    3,667,929   AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.37          03/14/2008        3,668,406
       37,944   AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.41          06/27/2007           37,954
       13,913   AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47          01/18/2008           13,924
      104,979   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.32          07/10/2007          104,981
      126,480   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.45          09/27/2007          126,593
      950,879   AMSTEL FUNDING CORPORATION++                                              5.28          04/16/2007          948,939
      440,404   AMSTEL FUNDING CORPORATION                                                5.29          04/20/2007          439,251
    1,870,012   APRECO LLC++                                                              5.32          06/15/2007        1,849,872
      447,108   APRECO LLC++                                                              5.35          04/05/2007          446,911
    1,580,372   ASIF GLOBAL FINANCING+/-++                                                5.40          05/03/2007        1,580,482
      189,720   ATLAS CAPITAL FUNDING CORPORATION++                                       5.27          05/21/2007          188,368
    3,162,008   ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.33          05/10/2007        3,162,008
    2,529,606   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30          04/25/2007        2,529,632
    3,162,008   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.39          10/25/2007        3,162,166
    4,268,331   ATOMIUM FUNDING LLC++                                                     5.30          05/11/2007        4,244,087
      145,452   BANK OF AMERICA CORPORATION                                               5.30          04/02/2007          145,452
    6,703,457   BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.51          08/22/2007        6,703,457
      651,374   BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.93          09/27/2007          653,399
   41,106,105   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
                (MATURITY VALUE $41,118,643)                                              5.49          04/02/2007       41,106,105
    5,754,855   BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                         5.56          10/03/2007        5,758,020
    1,897,205   BETA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33          07/17/2007        1,897,470
   10,118,426   BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $10,121,512)             5.49          04/02/2007       10,118,426
    1,264,803   CAIRN HIGH GRADE FUNDING I LLC                                            5.29          05/08/2007        1,258,176
    1,644,244   CAIRN HIGH GRADE FUNDING I LLC++                                          5.29          04/23/2007        1,639,213
    2,276,646   CAIRN HIGH GRADE FUNDING I LLC                                            5.30          05/10/2007        2,264,056
    1,873,174   CAIRN HIGH GRADE FUNDING I LLC++                                          5.30          05/14/2007        1,861,729
    2,213,406   CAIRN HIGH GRADE FUNDING I LLC                                            5.30          06/07/2007        2,192,135
    1,770,725   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31          05/03/2007        1,762,739
       49,327   CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                             5.43          08/20/2007           49,347
    3,162,008   CBA (DELAWARE) FINANCE INCORPORATED                                       5.28          05/31/2007        3,134,846
    3,844,875   CEDAR SPRINGS CAPITAL COMPANY                                             5.28          04/16/2007        3,837,032
    5,529,593   CEDAR SPRINGS CAPITAL COMPANY++                                           5.28          04/10/2007        5,523,124
      372,990   CEDAR SPRINGS CAPITAL COMPANY                                             5.29          04/18/2007          372,121
    3,789,603   CEDAR SPRINGS CAPITAL COMPANY++                                           5.29          05/08/2007        3,769,746
    2,751,706   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31          06/11/2007        2,723,666
    2,466,366   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31          06/14/2007        2,440,149

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
  $ 1,718,109   CHARIOT FUNDING LLC++                                                     5.37%         04/12/2007    $   1,715,600
      126,480   CHEYNE FINANCE LLC++                                                      5.28          04/17/2007          126,203
    1,264,803   CHEYNE FINANCE LLC                                                        5.29          05/14/2007        1,257,075
      569,161   CHEYNE FINANCE LLC++                                                      5.29          06/07/2007          563,692
    2,529,606   CHEYNE FINANCE LLC                                                        5.29          07/17/2007        2,490,651
    2,529,606   CHEYNE FINANCE LLC                                                        5.29          07/18/2007        2,490,296
    1,644,244   CHEYNE FINANCE LLC                                                        5.30          05/11/2007        1,634,905
   10,118,426   CHEYNE FINANCE LLC                                                        5.30          06/18/2007       10,004,998
    1,328,043   CHEYNE FINANCE LLC++                                                      5.31          04/13/2007        1,325,919
    3,162,008   CHEYNE FINANCE LLC+/-++                                                   5.34          02/25/2008        3,161,091
    1,264,803   CIT GROUP INCORPORATED+/-                                                 5.42          12/19/2007        1,265,600
      135,713   CIT GROUP INCORPORATED+/-                                                 5.58          05/18/2007          135,758
   11,943,736   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $11,947,379)               5.49          04/02/2007       11,943,736
   55,643,379   COBBLER FUNDING LIMITED                                                   5.27          10/25/2007       53,990,770
      505,921   COMERICA BANK+/-                                                          5.34          07/20/2007          506,011
      892,319   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.32          05/14/2007          886,867
    2,529,606   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.30          04/12/2007        2,525,913
    5,059,213   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.32          04/20/2007        5,045,958
      569,161   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-               5.46          04/05/2007          569,161
      289,640   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-               5.71          10/29/2007          290,393
       31,620   CROWN POINT CAPITAL COMPANY                                               5.29          04/17/2007           31,551
    5,283,968   DEER VALLEY FUNDING LLC++                                                 5.30          04/04/2007        5,282,436
      340,232   DEER VALLEY FUNDING LLC++                                                 5.30          04/05/2007          340,082
      216,914   DEER VALLEY FUNDING LLC++                                                 5.30          04/13/2007          216,567
    1,500,436   DEER VALLEY FUNDING LLC++                                                 5.30          05/15/2007        1,491,043
      601,667   DEER VALLEY FUNDING LLC++                                                 5.31          04/10/2007          600,963
    8,382,989   DEER VALLEY FUNDING LLC                                                   5.32          04/02/2007        8,382,989
    2,892,352   DEER VALLEY FUNDING LLC                                                   5.34          05/07/2007        2,877,630
      256,502   ERASMUS CAPITAL CORPORATION++                                             5.33          06/15/2007          253,740
      107,002   FCAR OWNER TRUST SERIES II                                                5.29          06/22/2007          105,741
    2,529,606   FCAR OWNER TRUST SERIES II                                                5.31          06/11/2007        2,503,830
    1,264,803   FCAR OWNER TRUST SERIES II                                                5.31          06/21/2007        1,250,081
      822,122   FCAR OWNER TRUST SERIES II                                                5.31          07/20/2007          809,100
   21,538,356   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $21,544,925)            5.49          04/02/2007       21,538,356
    2,529,606   FIVE FINANCE INCORPORATED                                                 5.31          06/22/2007        2,499,782
      126,480   FIVE FINANCE INCORPORATED+/-++                                            5.31          09/13/2007          126,514
    2,276,646   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.29          06/18/2007        2,251,125
      316,327   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.30          06/25/2007          312,459
       54,640   FOX TROT CDO LIMITED++                                                    5.27          04/11/2007           54,568
    2,023,685   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             5.40          06/18/2007        2,023,685
    2,554,270   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                       5.41          06/22/2007        2,555,011
    4,305,390   GENWORTH FINANCIAL INCORPORATED+/-                                        5.50          06/15/2007        4,306,811
    1,665,746   GEORGE STREET FINANCE LLC++                                               5.30          04/10/2007        1,663,797
    3,825,524   GEORGE STREET FINANCE LLC++                                               5.33          04/30/2007        3,809,916
    3,162,008   GERMAN RESIDENTIAL FUNDING+/-++                                           5.34          08/22/2007        3,162,008
    3,162,008   GERMAN RESIDENTIAL FUNDING+/-++                                           5.37          08/22/2007        3,162,008
       94,860   GRAMPIAN FUNDING LIMITED                                                  5.29          05/22/2007           94,170
      522,870   HUDSON-THAMES LLC++                                                       5.28          04/02/2007          522,870

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
  $ 4,409,357   HUDSON-THAMES LLC                                                         5.28%         04/16/2007    $   4,400,362
      992,997   HUDSON-THAMES LLC                                                         5.29          04/20/2007          990,395
    3,897,365   HUDSON-THAMES LLC                                                         5.29          07/16/2007        3,837,930
   22,630,555   HUDSON-THAMES LLC                                                         5.32          08/06/2007       22,217,094
       88,536   IBM CORPORATION SERIES MTN+/-                                             5.35          06/28/2007           88,550
    4,426,811   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39          09/17/2007        4,426,811
       31,620   IRISH LIFE & PERMANENT PLC++                                              5.28          04/04/2007           31,611
    1,059,146   KEEL CAPITAL INCORPORATED++                                               5.30          04/12/2007        1,057,600
    1,184,235   KLIO FUNDING CORPORATION++                                                5.30          04/12/2007        1,182,506
    1,391,284   KLIO FUNDING CORPORATION++                                                5.38          04/09/2007        1,389,864
    5,178,610   KLIO III FUNDING CORPORATION                                              5.29          05/08/2007        5,151,474
    1,901,379   KLIO III FUNDING CORPORATION++                                            5.31          04/24/2007        1,895,275
    1,286,431   LA FAYETTE ASSET SECURITIZATION CORPORATION                               5.28          04/09/2007        1,285,119
    1,227,112   LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.32          04/16/2007        1,224,609
    1,186,006   LA FAYETTE ASSET SECURITIZATION CORPORATION                               5.33          04/20/2007        1,182,899
    2,891,846   LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.33          04/23/2007        2,882,997
    4,426,811   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.59          05/31/2007        4,427,741
      709,555   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                      5.48          04/20/2007          709,604
      619,754   LIBERTY HARBOUR CDO II LIMITED++                                          5.31          04/13/2007          618,762
      316,201   LIBERTY LIGHT US CAPITAL+/-++                                             5.38          11/21/2007          316,340
      505,921   LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                                 5.50          04/16/2007          505,947
    6,324,016   LIQUID FUNDING LIMITED+/-++                                               5.29          08/15/2007        6,200,255
    6,324,016   LIQUID FUNDING LIMITED                                                    5.30          04/23/2007        6,304,665
      189,720   LIQUID FUNDING LIMITED++                                                  5.31          07/16/2007          186,827
      126,480   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 5.33          02/15/2008          126,444
      158,986   MANE FUNDING CORPORATION                                                  5.30          04/12/2007          158,754
       94,860   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.59          01/02/2008           95,041
       21,502   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.39          08/24/2007           21,504
      379,441   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.47          08/27/2007          379,714
       63,240   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.56          04/20/2007           63,245
    3,162,008   METLIFE GLOBAL FUNDING I+/-++                                             5.31          02/22/2008        3,162,008
      271,933   MORGAN STANLEY+/-                                                         5.48          11/09/2007          272,164
    1,944,635   MORGAN STANLEY SERIES EXL+/-SS.                                           5.38          05/15/2008        1,944,752
    3,162,008   NATEXIS BANQUES POPULAIRES+/-++                                           5.35          11/09/2007        3,162,166
    4,989,649   NATIONWIDE BUILDING SOCIETY+/-++                                          5.48          07/20/2007        4,992,243
      316,201   NATIONWIDE BUILDING SOCIETY+/-                                            5.48          07/20/2007          316,416
      371,852   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.28          04/09/2007          371,473
      121,801   NORTH SEA FUNDING LLC++SS.                                                5.29          05/05/2008          121,552
    5,938,884   RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34          09/24/2007        5,940,024
    4,995,973   SAINT GERMAIN FUNDING                                                     5.32          04/24/2007        4,979,936
      455,329   SCALDIS CAPITAL LIMITED++                                                 5.35          04/16/2007          454,400
    3,035,528   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.32          04/11/2007        3,035,528
    2,276,646   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.33          10/26/2007        2,276,623
    2,529,606   SLM CORPORATION+/-++SS.                                                   5.32          05/12/2008        2,529,859
      774,060   SLM CORPORATION SERIES MTN1+/-                                            5.58          07/25/2007          774,632
      223,238   SOCIETE GENERALE NORTH AMERICA                                            5.31          06/20/2007          220,671
    1,517,764   STANFIELD VICTORIA FUNDING LLC++                                          5.30          04/25/2007        1,512,679
      942,278   STANFIELD VICTORIA FUNDING LLC                                            5.30          06/21/2007          931,310

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
  $30,669,964   STANFIELD VICTORIA FUNDING LLC                                            5.32%        07/30/2007     $  30,139,680
      126,480   TANGO FINANCE CORPORATION                                                 5.38         04/05/2007           126,425
      442,681   TASMAN FUNDING INCORPORATED++                                             5.30         05/16/2007           439,848
      713,096   TICONDEROGA FUNDING LLC                                                   5.30         04/04/2007           712,889
   12,648,032   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.64         12/31/2007        12,648,032
    2,430,825   TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008         2,430,777
       32,379   TULIP FUNDING CORPORATION                                                 5.29         04/25/2007            32,270
    3,686,705   UNICREDITO ITALIANO BANK (IRELAND)                                        5.32         07/31/2007         3,622,446
    3,162,008   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                     5.34         05/08/2008         3,162,356
      215,017   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.34         12/13/2007           214,900
      682,994   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.35         12/03/2007           683,212
      189,720   VERSAILLES CDS LLC++                                                      5.28         04/16/2007           189,333
    6,324,016   VERSAILLES CDS LLC++                                                      5.40         04/11/2007         6,315,732
    2,150,166   VETRA FINANCE CORPORATION++                                               5.28         04/23/2007         2,143,586
       18,972   WACHOVIA CORPORATION+/-                                                   5.41         07/20/2007            18,979
    3,231,825   WHISTLEJACKET CAPITAL LIMITED                                             5.31         04/27/2007         3,220,029
    2,086,925   WHITE PINE FINANCE LLC+/-++                                               5.32         04/20/2007         2,086,946
    1,011,843   WHITE PINE FINANCE LLC+/-++                                               5.33         06/21/2007         1,011,994
    5,896,639   WORLD OMNI VEHICLE LEASING++                                              5.30         04/18/2007         5,882,900
    1,559,882   WORLD OMNI VEHICLE LEASING++                                              5.36         04/19/2007         1,556,013
       63,240   WORLD SAVINGS BANK FSB+/-                                                 5.42         06/01/2007            63,245
       12,648   WORLD SAVINGS BANK FSB SERIES BKNT+/-                                     5.36         10/19/2007            12,651

                                                                                                                        484,211,491
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $484,211,491)                                                             484,211,491
                                                                                                                      -------------
US TREASURY SECURITIES - 36.79%

US TREASURY BONDS - 36.79%
   28,596,000   US TREASURY BOND<<                                                        6.38         08/15/2027        33,868,388
   71,612,000   US TREASURY BOND<<                                                        6.13         11/15/2027        82,678,274
   37,870,000   US TREASURY BOND<<                                                        5.50         08/15/2028        40,730,965
   35,759,000   US TREASURY BOND<<                                                        5.25         11/15/2028        37,317,878
   36,638,000   US TREASURY BOND<<                                                        5.25         02/15/2029        38,249,486
   35,997,000   US TREASURY BOND<<                                                        6.13         08/15/2029        41,866,203
   56,824,000   US TREASURY BOND<<                                                        6.25         05/15/2030        67,323,143
   56,775,000   US TREASURY BOND<<                                                        5.38         02/15/2031        60,527,487

                                                                                                                        402,561,824
                                                                                                                      -------------

TOTAL US TREASURY SECURITIES (COST $385,483,376)                                                                        402,561,824
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 4.58%

MUTUAL FUNDS - 3.01%
   32,948,333   WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                         $   32,948,333
                                                                                                                     --------------

PRINCIPAL                                                                            INTEREST RATE   MATURITY DATE
US TREASURY BILLS - 1.57%
$     175,000   US TREASURY BILL^#                                                        4.85%        05/10/2007           174,078
      215,000   US TREASURY BILL^#                                                        4.94         05/10/2007           213,868
   16,870,000   US TREASURY BILL^#                                                        4.96         05/10/2007        16,781,142

                                                                                                                         17,169,088
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $50,117,992)                                                                          50,117,421
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,464,001,865)*                         143.93%                                                               $1,574,709,948
OTHER ASSETS AND LIABILITIES, NET              (43.93)                                                                 (480,597,222)
                                               ------                                                                --------------

TOTAL NET ASSETS                               100.00%                                                               $1,094,112,726
                                               ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $36,966,703.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.50%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                 $     9,447,632
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                        5,662,694
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                             368,868
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                             9,423,459
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              9,452,045
          N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                    28,310,201
          N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                 30,992,107
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                        4,257,112
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      4,273,610
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                       4,259,734
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                       4,258,957
          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                    2,832,335
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     19,711,256
          N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                    217,037,778
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                           3,797,015
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      3,388,164
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         367,210
          N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                           141,249,194
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                 3,391,129
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        61,998,689

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $540,508,145)                                                   564,479,189
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 0.27%

US TREASURY BILLS - 0.27%
$       5,000   US TREASURY BILL^#                                                      4.85%         05/10/2007              4,974
       25,000   US TREASURY BILL^#                                                      4.94          05/10/2007             24,868
    1,430,000   US TREASURY BILL^#                                                      4.96          05/10/2007          1,422,467
       55,000   US TREASURY BILL^#                                                      4.95          08/09/2007             54,040

                                                                                                                          1,506,349
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,506,381)                                                                            1,506,349
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $542,014,526)                             99.77%                                                              $   565,985,538
OTHER ASSETS AND LIABILITIES, NET                0.23                                                                     1,328,635
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   567,314,173
                                               ======                                                               ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

   GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.13%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                 $   107,679,840
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                       65,251,594
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                           4,323,547
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                           108,828,955
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            109,127,049
          N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                   326,344,921
          N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                 69,543,360
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                       49,332,064
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     49,578,110
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      49,313,599
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      49,251,691
          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                   32,651,483
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    223,993,535
          N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                    487,318,071
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          43,630,749
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     39,020,615
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       4,280,327
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                39,054,791
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       139,237,728

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,723,819,298)                                               1,997,762,029
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 0.90%

US TREASURY BILLS - 0.90%
$     295,000   US TREASURY BILL^#                                                      4.94%         05/10/2007            293,446
   15,090,000   US TREASURY BILL^#                                                      4.96          05/10/2007         15,010,519
    2,915,000   US TREASURY BILL^#                                                      4.95          08/09/2007          2,864,110

                                                                                                                         18,168,075
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,167,753)                                                                          18,168,075
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,741,987,051)                          100.03%                                                              $ 2,015,930,104
OTHER ASSETS AND LIABILITIES, NET               (0.03)                                                                     (516,288)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $ 2,015,413,816
                                               ======                                                               ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.29%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                 $    17,814,031
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                       10,719,594
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                             702,791
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                            17,972,131
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             18,018,674
          N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                    53,790,940
          N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                 24,035,832
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                        8,170,542
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      8,214,088
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                       8,163,199
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                       8,157,535
          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                    5,391,061
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     37,164,519
          N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                    168,401,827
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                           7,232,427
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      6,452,730
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         711,624
          N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                            80,333,276
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                 6,440,261
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        48,112,037

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $474,959,877)                                                   535,999,119
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 0.61%

US TREASURY BILLS - 0.61%
$      55,000   US TREASURY BILL^#                                                      4.94%         05/10/2007             54,710
    3,275,000   US TREASURY BILL^#                                                      4.96          05/10/2007          3,257,751

                                                                                                                          3,312,461
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,312,567)                                                                            3,312,461
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $478,272,444)                             99.90%                                                              $   539,311,580
OTHER ASSETS AND LIABILITIES, NET                0.10                                                                       521,003
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   539,832,583
                                               ======                                                               ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       AGGRESSIVE
                                                                                                                  ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................................................................   $       1,997,219
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ..............................................................         249,891,807
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................................................................                   0
   INVESTMENTS IN AFFILIATES ................................................................................                   0
                                                                                                                -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................................................         251,889,026
                                                                                                                -----------------
   CASH .....................................................................................................              25,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .........................................................              98,064
   RECEIVABLE FOR FUND SHARES ISSUED ........................................................................              48,930
   RECEIVABLE FOR INVESTMENTS SOLD ..........................................................................                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................................................................                   0
   PREPAID EXPENSES AND OTHER ASSETS ........................................................................                   0
                                                                                                                -----------------
TOTAL ASSETS ................................................................................................         252,061,020
                                                                                                                -----------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .........................................................................                   0
   PAYABLE FOR INVESTMENTS PURCHASED ........................................................................                   0
   DIVIDENDS PAYABLE ........................................................................................                   0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....................................................              41,920
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................................................................                   0
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................................              69,120
                                                                                                                -----------------
TOTAL LIABILITIES ...........................................................................................             111,040
                                                                                                                -----------------
TOTAL NET ASSETS ............................................................................................   $     251,949,980
                                                                                                                =================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................................................................   $     211,380,320
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................................           1,090,785
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................................           6,323,476
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF ASSETS
     AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ......................................................          31,998,213
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....................................................           1,157,186
                                                                                                                -----------------
TOTAL NET ASSETS ............................................................................................   $     251,949,980
                                                                                                                -----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .....................................................................................                 N/A
   SHARES OUTSTANDING - CLASS A .............................................................................                 N/A
   NET ASSET VALUE PER SHARE - CLASS A ......................................................................                 N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ............................................................                 N/A
   NET ASSETS - CLASS B .....................................................................................                 N/A
   SHARES OUTSTANDING - CLASS B .............................................................................                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...................................................                 N/A
   NET ASSETS - CLASS C .....................................................................................                 N/A
   SHARES OUTSTANDING - CLASS C .............................................................................                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...................................................                 N/A
   NET ASSETS - ADMINISTRATOR CLASS .........................................................................   $     251,949,980
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .................................................................          16,230,920
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .......................................   $           15.52
                                                                                                                -----------------
INVESTMENTS AT COST .........................................................................................   $     219,890,813
                                                                                                                =================
SECURITIES ON LOAN, AT MARKET VALUE .........................................................................   $               0
                                                                                                                =================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                          ASSET       CONSERVATIVE           GROWTH        MODERATE
                                                                ALLOCATION FUND    ALLOCATION FUND    BALANCED FUND   BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................   $ 1,051,715,306    $     1,506,349   $   18,168,075   $   3,312,461
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ..............                 0        564,479,189    1,997,762,029     535,999,119
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................       484,211,491                  0                0               0
   INVESTMENTS IN AFFILIATES ................................        38,783,151                  0                0               0
                                                                -------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........     1,574,709,948        565,985,538    2,015,930,104     539,311,580
                                                                -------------------------------------------------------------------
   CASH .....................................................           100,000             25,000           25,000          25,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .........           659,063             74,388          782,564         139,688
   RECEIVABLE FOR FUND SHARES ISSUED ........................            64,180          1,497,139          282,474         626,392
   RECEIVABLE FOR INVESTMENTS SOLD ..........................            13,999                  0                0               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................         6,058,696                  0                0               0
   PREPAID EXPENSES AND OTHER ASSETS ........................                 0                  0                0          21,502
                                                                -------------------------------------------------------------------
TOTAL ASSETS ................................................     1,581,605,886        567,582,065    2,017,020,142     540,124,162
                                                                -------------------------------------------------------------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .........................         1,251,262                  0          363,415          76,062
   PAYABLE FOR INVESTMENTS PURCHASED ........................           827,454                  0                0               0
   DIVIDENDS PAYABLE ........................................                 0                  0                0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....           906,768             98,824          477,814          98,670
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................       484,211,491                  0                0               0
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................           296,185            169,068          765,097         116,847
                                                                -------------------------------------------------------------------
TOTAL LIABILITIES ...........................................       487,493,160            267,892        1,606,326         291,579
                                                                -------------------------------------------------------------------
TOTAL NET ASSETS ............................................   $ 1,094,112,726    $   567,314,173   $2,015,413,816   $ 539,832,583
                                                                ===================================================================
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................   $ 1,017,984,484    $   533,123,870   $1,670,504,475   $ 462,572,755
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............           480,046          4,825,514        9,680,633       3,608,356
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....       (43,527,239)         4,518,658       52,000,284      10,952,790
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
     ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES .....................................       110,708,083         23,971,012      273,943,053      61,039,136
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ....         8,467,352            875,119        9,285,371       1,659,546
                                                                -------------------------------------------------------------------
TOTAL NET ASSETS ............................................   $ 1,094,112,726    $   567,314,173   $2,015,413,816   $ 539,832,583
                                                                -------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .....................................   $   877,539,624                N/A   $   74,658,765   $   8,166,724
   SHARES OUTSTANDING - CLASS A .............................        40,776,501                N/A        2,226,351         379,342
   NET ASSET VALUE PER SHARE - CLASS A ......................   $         21.52                N/A   $        33.53   $       21.53
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ............   $         22.83                N/A   $        35.58   $       22.84
   NET ASSETS - CLASS B .....................................   $   104,734,062                N/A   $   69,193,122   $   3,244,273
   SHARES OUTSTANDING - CLASS B .............................         7,996,961                N/A        2,289,501         151,705
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...   $         13.10                N/A   $        30.22   $       21.39
   NET ASSETS - CLASS C .....................................   $    35,398,005                N/A   $   15,434,980   $   1,885,058
   SHARES OUTSTANDING - CLASS C .............................         2,702,372                N/A          509,436          88,173
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...   $         13.10                N/A   $        30.30   $       21.38
   NET ASSETS - ADMINISTRATOR CLASS .........................   $    76,441,035    $   567,314,173   $1,856,126,949   $ 526,536,528
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .................         3,547,238         28,983,219       60,292,780      24,346,453
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     ADMINISTRATOR CLASS ....................................   $         21.55    $         19.57   $        30.79   $       21.63
                                                                -------------------------------------------------------------------
INVESTMENTS AT COST .........................................   $ 1,464,001,865    $   542,014,526   $1,741,987,051   $ 478,272,444
                                                                ===================================================================
SECURITIES ON LOAN, AT MARKET VALUE .........................   $   476,876,659    $             0   $            0   $           0
                                                                ===================================================================

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                                                      STATEMENTS OF OPERATIONS--
                             FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                      AGGRESSIVE
                                                                                                                 ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .............................................................................                         $           0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) ..............................                             1,601,709
   INTEREST ..............................................................................                                49,907
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........................                             1,177,168
   INCOME FROM AFFILIATED SECURITIES .....................................................                                     0
   SECURITIES LENDING INCOME, NET ........................................................                                     0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..................................                              (690,978)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...................................                                73,710
                                                                                                                   -------------
TOTAL INVESTMENT INCOME ..................................................................                             2,211,516
                                                                                                                   -------------
EXPENSES
   ADVISORY FEES .........................................................................                               302,307
   ADMINISTRATION FEES
      FUND LEVEL .........................................................................                                60,461
      CLASS A ............................................................................                                   N/A
      CLASS B ............................................................................                                   N/A
      CLASS C ............................................................................                                   N/A
      ADMINISTRATOR CLASS ................................................................                               120,923
   CUSTODY FEES ..........................................................................                                     0
   SHAREHOLDER SERVICING FEES ............................................................                               302,307
   ACCOUNTING FEES .......................................................................                                15,655
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ............................................................................                                   N/A
      CLASS C ............................................................................                                   N/A
   PROFESSIONAL FEES .....................................................................                                 6,442
   REGISTRATION FEES .....................................................................                                 8,668
   SHAREHOLDER REPORTS ...................................................................                                12,754
   TRUSTEES' FEES ........................................................................                                 3,599
   OTHER FEES AND EXPENSES ...............................................................                                 2,526
                                                                                                                   -------------
TOTAL EXPENSES  ..........................................................................                               835,642
                                                                                                                   -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................................                              (243,319)
   NET EXPENSES ..........................................................................                               592,323
                                                                                                                   -------------
NET INVESTMENT INCOME (LOSS) .............................................................                             1,619,193
                                                                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................                                   981
   AFFILIATED SECURITIES .................................................................                                     0
   FUTURES TRANSACTIONS ..................................................................                               618,962
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..............................                             8,002,515
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM MASTER PORTFOLIOS ...................                                 2,156
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .................................                                (9,305)
   OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..                                    16
                                                                                                                   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................................                             8,615,325
                                                                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
--------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................                                     0
   FUTURES TRANSACTIONS ..................................................................                             1,247,020
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..............................                             6,717,366
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER PORTFOLIOS ....                               (19,079)
                                                                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................                             7,945,307
                                                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................................                            16,560,632
                                                                                                                   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................                         $  18,179,825
                                                                                                                   =============

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................................                         $      15,709

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                                         ASSET      CONSERVATIVE
                                                                                               ALLOCATION FUND   ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .............................................................................       $   6,351,062     $           0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) ..............................                   0         1,176,115
   INTEREST ..............................................................................          10,711,955            37,731
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........................                   0        10,623,193
   INCOME FROM AFFILIATED SECURITIES .....................................................           1,019,810                 0
   SECURITIES LENDING INCOME, NET ........................................................             205,573                 0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..................................                   0        (1,314,127)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...................................                   0           307,418
                                                                                                 --------------------------------
TOTAL INVESTMENT INCOME ..................................................................          18,288,400        10,830,330
                                                                                                 --------------------------------
EXPENSES
   ADVISORY FEES .........................................................................           3,459,534           680,137
   ADMINISTRATION FEES
      FUND LEVEL .........................................................................             280,506           136,028
      CLASS A ............................................................................           1,244,021               N/A
      CLASS B ............................................................................             164,802               N/A
      CLASS C ............................................................................              50,917               N/A
      ADMINISTRATOR CLASS ................................................................              39,675           272,055
   CUSTODY FEES ..........................................................................             112,202                 0
   SHAREHOLDER SERVICING FEES ............................................................           1,402,528           680,137
   ACCOUNTING FEES .......................................................................              48,339            22,758
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ............................................................................             441,434               N/A
      CLASS C ............................................................................             136,384               N/A
   PROFESSIONAL FEES .....................................................................              20,086             8,297
   REGISTRATION FEES .....................................................................              16,377             7,171
   SHAREHOLDER REPORTS ...................................................................             134,684            61,536
   TRUSTEES' FEES ........................................................................               4,343             4,497
   OTHER FEES AND EXPENSES ...............................................................              18,108             4,709
                                                                                                 --------------------------------
TOTAL EXPENSES ...........................................................................           7,573,940         1,877,325
                                                                                                 --------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................................            (643,682)         (570,970)
   NET EXPENSES ..........................................................................           6,930,258         1,306,355
                                                                                                 --------------------------------
NET INVESTMENT INCOME (LOSS) .............................................................          11,358,142         9,523,975
                                                                                                 --------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................           7,545,239             6,904
   AFFILIATED SECURITIES .................................................................             211,661                 0
   FUTURES TRANSACTIONS ..................................................................           7,204,367           477,717
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..............................                   0         5,922,995
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM MASTER PORTFOLIOS ...................                   0             1,382
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .................................                   0           (43,698)
   OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..                   0            31,762
                                                                                                 --------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................................          14,961,267         6,397,062
                                                                                                 --------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
---------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................          27,528,726                 0
   FUTURES TRANSACTIONS ..................................................................           8,757,239           945,312
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..............................                   0         3,679,472
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER PORTFOLIOS ....                   0           290,111
                                                                                                 --------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................          36,285,965         4,914,895
                                                                                                 --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................................          51,247,232        11,311,957
                                                                                                 --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       $  62,605,374     $  20,835,932
                                                                                                 ================================

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................................       $           0     $       8,926

                                                                                                         GROWTH         MODERATE
                                                                                                  BALANCED FUND    BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .............................................................................       $           0     $           0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) ..............................          11,660,989         2,026,218
   INTEREST ..............................................................................             456,782            83,744
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........................          18,094,303         8,118,293
   INCOME FROM AFFILIATED SECURITIES .....................................................                 353                 0
   SECURITIES LENDING INCOME, NET ........................................................                   0                 0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..................................          (5,835,953)       (1,426,038)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...................................             787,695           266,790
                                                                                                 --------------------------------
TOTAL INVESTMENT INCOME ..................................................................          25,164,169         9,069,007
                                                                                                 --------------------------------
EXPENSES
   ADVISORY FEES .........................................................................           2,665,714           697,503
   ADMINISTRATION FEES
      FUND LEVEL .........................................................................             533,143           139,501
      CLASS A ............................................................................              98,870             9,733
      CLASS B ............................................................................             101,464             4,681
      CLASS C ............................................................................              22,595             2,426
      ADMINISTRATOR CLASS ................................................................             986,668           272,987
   CUSTODY FEES ..........................................................................                   0                 0
   SHAREHOLDER SERVICING FEES ............................................................           2,665,714           697,503
   ACCOUNTING FEES .......................................................................              60,087            32,061
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ............................................................................             271,780            12,537
      CLASS C ............................................................................              60,522             6,498
   PROFESSIONAL FEES .....................................................................               4,820             9,702
   REGISTRATION FEES .....................................................................              18,735            16,003
   SHAREHOLDER REPORTS ...................................................................               5,556            13,786
   TRUSTEES' FEES ........................................................................               4,483             4,486
   OTHER FEES AND EXPENSES ...............................................................              28,423             6,720
                                                                                                 --------------------------------
TOTAL EXPENSES ...........................................................................           7,528,574         1,926,127
                                                                                                 --------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................................          (1,912,613)         (539,610)
   NET EXPENSES ..........................................................................           5,615,961         1,386,517
                                                                                                 --------------------------------
NET INVESTMENT INCOME (LOSS) .............................................................          19,548,208         7,682,490
                                                                                                 --------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................              17,023             5,760
   AFFILIATED SECURITIES .................................................................                   0                 0
   FUTURES TRANSACTIONS ..................................................................           6,646,772         1,368,145
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..............................          68,243,509        14,437,468
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM MASTER PORTFOLIOS ...................              10,984             1,723
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .................................             (38,802)          (28,725)
   OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..                 237            19,468
                                                                                                 --------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................................          74,879,723        15,803,839
                                                                                                 --------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
---------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................                   0                 0
   FUTURES TRANSACTIONS ..................................................................          10,115,359         1,818,961
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..............................          42,018,922         4,797,984
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER PORTFOLIOS ....            (461,296)         (184,495)
                                                                                                 --------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................          51,672,985         6,432,450
                                                                                                 --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................................         126,552,708        22,236,289
                                                                                                 --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       $ 146,100,916     $  29,918,779
                                                                                                 ================================

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..................................................       $     109,469     $      17,644

WELLS FARGO ADVANTAGE ALLOCATION FUNDS       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  AGGRESSIVE ALLOCATION FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $    223,487,636   $      196,483,994

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          1,619,193            3,252,541
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................          8,615,325           11,438,263
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          7,945,307            3,619,918
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         18,179,825           18,310,722
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................................                N/A                  N/A
      CLASS B ............................................................................                N/A                  N/A
      CLASS C ............................................................................                N/A                  N/A
      ADMINISTRATOR CLASS ................................................................         (2,907,837)          (2,800,059)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................................                N/A                  N/A
      CLASS B ............................................................................                N/A                  N/A
      CLASS C ............................................................................                N/A                  N/A
      ADMINISTRATOR CLASS ................................................................        (12,552,487)          (4,735,077)
                                                                                             --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                               (15,460,324)          (7,535,136)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS:
      PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .......................................                N/A                  N/A
      REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ...................................                N/A                  N/A
      COST OF SHARES REDEEMED - CLASS A (NOTE 1) .........................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ...............................................................................                N/A                  N/A
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .......................................                N/A                  N/A
      REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ...................................                N/A                  N/A
      COST OF SHARES REDEEMED - CLASS B (NOTE 1) .........................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ...............................................................................                N/A                  N/A
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .......................................                N/A                  N/A
      REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ...................................                N/A                  N/A
      COST OF SHARES REDEEMED - CLASS C (NOTE 1) .........................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................                N/A                  N/A
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................         68,056,042           99,054,399
      REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......................         15,434,885            7,517,462
      COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............................        (57,748,084)         (90,343,805)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................         25,742,843           16,228,056
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........         25,742,843           16,228,056
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         28,462,344           27,003,642
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $    251,949,980   $      223,487,636
                                                                                             ======================================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS       WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                                      ASSET ALLOCATION FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $  1,112,227,954   $    1,159,036,372

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         11,358,142           22,666,373
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         14,961,267           29,844,339
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         36,285,965           34,260,905
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         62,605,374           86,771,617
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................................         (9,360,707)         (18,664,689)
      CLASS B ............................................................................           (734,679)          (1,760,040)
      CLASS C ............................................................................           (244,951)            (508,825)
      ADMINISTRATOR CLASS ................................................................           (926,528)          (1,437,741)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................................        (16,199,697)          (9,943,175)
      CLASS B ............................................................................         (2,169,682)          (1,507,896)
      CLASS C ............................................................................           (665,945)            (435,861)
      ADMINISTRATOR CLASS ................................................................         (1,447,613)            (387,595)
                                                                                             --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (31,749,802)         (34,645,822)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS:
      PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .......................................         24,729,009           18,636,399
      REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ...................................         24,617,469           27,541,531
      COST OF SHARES REDEEMED - CLASS A (NOTE 1) .........................................        (67,777,754)        (150,145,942)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ...............................................................................        (18,431,276)        (103,968,012)
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .......................................          1,490,112            5,062,669
      REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ...................................          2,695,062            3,059,238
      COST OF SHARES REDEEMED - CLASS B (NOTE 1) .........................................        (28,687,341)         (35,008,057)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ...............................................................................        (24,502,167)         (26,886,150)
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .......................................            991,739            2,034,849
      REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ...................................            763,602              794,910
      COST OF SHARES REDEEMED - CLASS C (NOTE 1) .........................................         (3,628,432)          (9,084,727)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................         (1,873,091)          (6,254,968)
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................          7,948,281          120,525,084
      REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......................          2,349,218            1,801,575
      COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............................        (14,461,765)         (84,151,742)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................         (4,164,266)          38,174,917
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (48,970,800)         (98,934,213)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (18,115,228)         (46,808,418)
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $  1,094,112,726   $    1,112,227,954
                                                                                             ======================================

                                                                                                  CONSERVATIVE ALLOCATION FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $    515,658,362   $      442,285,061

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          9,523,975           17,232,619
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................          6,397,062            5,986,318
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          4,914,895            1,056,687
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         20,835,932           24,275,624
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................................                N/A                  N/A
      CLASS B ............................................................................                N/A                  N/A
      CLASS C ............................................................................                N/A                  N/A
      ADMINISTRATOR CLASS ................................................................        (17,563,812)         (14,500,101)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................................                N/A                  N/A
      CLASS B ............................................................................                N/A                  N/A
      CLASS C ............................................................................                N/A                  N/A
      ADMINISTRATOR CLASS ................................................................         (7,736,762)          (8,664,277)
                                                                                             --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (25,300,574)         (23,164,378)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS:
      PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .......................................                N/A                  N/A
      REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ...................................                N/A                  N/A
      COST OF SHARES REDEEMED - CLASS A (NOTE 1) .........................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ...............................................................................                N/A                  N/A
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .......................................                N/A                  N/A
      REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ...................................                N/A                  N/A
      COST OF SHARES REDEEMED - CLASS B (NOTE 1) .........................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ...............................................................................                N/A                  N/A
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .......................................                N/A                  N/A
      REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ...................................                N/A                  N/A
      COST OF SHARES REDEEMED - CLASS C (NOTE 1) .........................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................                N/A                  N/A
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................        245,730,162          389,333,188
      REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......................         25,254,153           23,081,988
      COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............................       (214,863,862)        (340,153,121)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................         56,120,453           72,262,055
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........         56,120,453           72,262,055
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         51,655,811           73,373,301
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $    567,314,173   $      515,658,362
                                                                                             ======================================

                                                                                                      GROWTH BALANCED FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $  2,073,810,460   $    2,009,757,928

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         19,548,208           41,718,452
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         74,879,723          105,295,609
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         51,672,985           14,110,037
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        146,100,916          161,124,098
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................................         (1,123,070)            (822,443)
      CLASS B ............................................................................           (685,208)            (678,739)
      CLASS C ............................................................................           (157,410)            (140,461)
      ADMINISTRATOR CLASS ................................................................        (39,169,481)         (33,351,944)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................................         (3,574,063)          (2,975,958)
      CLASS B ............................................................................         (4,075,275)          (4,702,473)
      CLASS C ............................................................................           (909,437)          (1,011,770)
      ADMINISTRATOR CLASS ................................................................       (109,292,276)        (101,273,947)
                                                                                             --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................       (158,986,220)        (144,957,735)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS:
      PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .......................................         29,979,920           27,294,606
      REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ...................................          4,580,629            3,674,284
      COST OF SHARES REDEEMED - CLASS A (NOTE 1) .........................................        (24,395,886)         (25,390,653)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ...............................................................................         10,164,663            5,578,327
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .......................................          1,246,893            3,267,732
      REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ...................................          4,642,836            5,218,862
      COST OF SHARES REDEEMED - CLASS B (NOTE 1) .........................................        (10,251,644)         (20,466,183)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ...............................................................................         (4,361,915)         (11,979,589)
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .......................................            387,910            1,318,661
      REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ...................................          1,016,360            1,098,695
      COST OF SHARES REDEEMED - CLASS C (NOTE 1) .........................................         (2,308,610)          (4,390,202)
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................           (904,340)          (1,972,846)
                                                                                             --------------------------------------
      PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................        121,042,900          411,833,872
      REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......................        147,475,537          133,904,581
      COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............................       (318,928,185)        (489,478,086)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................        (50,409,748)          56,260,367
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (45,511,340)          47,886,169
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (58,396,644)          64,052,532
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $  2,015,413,816   $    2,073,810,460
                                                                                             ======================================

WELLS FARGO ADVANTAGE ALLOCATION FUNDS       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  AGGRESSIVE ALLOCATION FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ........................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .....................                N/A                  N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ....................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................                N/A                  N/A
                                                                                             --------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) ........................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .....................                N/A                  N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ....................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................                N/A                  N/A
                                                                                             --------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) ........................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .....................                N/A                  N/A
   SHARES REDEEMED - CLASS C (NOTE 1) ....................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................                N/A                  N/A
                                                                                             --------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................................          4,342,237            6,704,839
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........            993,991              512,536
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................         (3,690,246)          (6,122,136)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................          1,645,982            1,095,239
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................          1,645,982            1,095,239
                                                                                             ======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $      1,090,785   $        2,379,429
                                                                                             ======================================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS       WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                                     ASSET ALLOCATION FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ........................................................          1,146,500              928,669
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .....................          1,135,725            1,361,800
   SHARES REDEEMED - CLASS A (NOTE 1) ....................................................         (3,136,108)          (7,432,887)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................           (853,883)          (5,142,418)
                                                                                             --------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) ........................................................            113,189              411,599
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .....................            204,364              249,052
   SHARES REDEEMED - CLASS B (NOTE 1) ....................................................         (2,188,102)          (2,861,894)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................         (1,870,549)          (2,201,243)
                                                                                             --------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) ........................................................             75,040              165,069
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .....................             57,936               64,642
   SHARES REDEEMED - CLASS C (NOTE 1) ....................................................           (275,450)            (739,047)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................           (142,474)            (509,336)
                                                                                             --------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................................            366,075            6,003,218
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........            108,177               88,898
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................           (668,601)          (4,189,819)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................           (194,349)           1,902,297
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................         (3,061,255)          (5,950,700)
                                                                                             ======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $        480,046   $          388,769
                                                                                             ======================================

                                                                                                  CONSERVATIVE ALLOCATION FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ........................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .....................                N/A                  N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ....................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................                N/A                  N/A
                                                                                             --------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) ........................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .....................                N/A                  N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ....................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................                N/A                  N/A
                                                                                             --------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) ........................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .....................                N/A                  N/A
   SHARES REDEEMED - CLASS C (NOTE 1) ....................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................                N/A                  N/A
                                                                                             --------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................................         12,499,931           20,200,943
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........          1,293,476            1,201,459
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................        (10,935,266)         (17,643,014)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................          2,858,141            3,759,388
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................          2,858,141            3,759,388
                                                                                             ======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $      4,825,514   $       12,865,351
                                                                                             ======================================

                                                                                                      GROWTH BALANCED FUND
                                                                                             --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ........................................................            880,195              837,112
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .....................            136,177              113,711
   SHARES REDEEMED - CLASS A (NOTE 1) ....................................................           (716,706)            (779,527)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................            299,666              171,296
                                                                                             --------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) ........................................................             40,941              110,254
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .....................            153,383              178,236
   SHARES REDEEMED - CLASS B (NOTE 1) ....................................................           (334,678)            (691,541)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................           (140,354)            (403,051)
                                                                                             --------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) ........................................................             12,695               44,535
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .....................             33,491               37,420
   SHARES REDEEMED - CLASS C (NOTE 1) ....................................................            (75,129)            (148,544)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- CLASS C ...................................            (28,943)             (66,589)
                                                                                             --------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................................          3,893,912           13,617,527
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........          4,767,969            4,480,866
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................        (10,331,265)         (16,217,677)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING- ADMINISTRATOR CLASS .......................         (1,669,384)           1,880,716
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................         (1,539,015)           1,582,372
                                                                                             ======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $      9,680,633   $       31,267,594
                                                                                             ======================================

WELLS FARGO ADVANTAGE ALLOCATION FUNDS       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    MODERATE BALANCED FUND
                                                                                           ---------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                              MARCH 31, 2007           YEAR ENDED
                                                                                                 (UNAUDITED)   SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................................   $     569,104,796   $      566,653,608

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................................           7,682,490           16,849,953
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................................          15,803,839           21,799,470
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .................           6,432,450           (1,890,661)
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................          29,918,779           36,758,762
                                                                                           ---------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..........................................................................            (201,725)            (116,185)
      CLASS B ..........................................................................             (72,560)             (55,427)
      CLASS C ..........................................................................             (36,099)             (20,532)
      ADMINISTRATOR CLASS ..............................................................         (16,487,073)         (14,551,656)
NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................................................            (298,489)            (237,619)
      CLASS B ..........................................................................            (152,456)            (161,257)
      CLASS C ..........................................................................             (73,756)             (60,393)
      ADMINISTRATOR CLASS ..............................................................         (24,058,820)         (27,563,965)
                                                                                           ---------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................................         (41,380,978)         (42,767,034)
                                                                                           ---------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................................................           7,806,250            4,119,465
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................................             485,320              346,052
   COST OF SHARES REDEEMED - CLASS A ...................................................          (5,568,270)          (3,563,037)
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..............................................................           2,723,300              902,480
                                                                                           ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................................................             452,728            1,097,318
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .............................................             217,880              193,156
   COST OF SHARES REDEEMED - CLASS B ...................................................            (645,356)          (1,095,195)
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ..............................................................              25,252              195,279
                                                                                           ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................................................             342,416              520,340
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .............................................             101,588               78,080
   COST OF SHARES REDEEMED - CLASS C ...................................................            (131,097)            (213,259)
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ..............................................................             312,907              385,161
                                                                                           ---------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .....................................          58,508,561           99,696,680
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................................          40,286,028           41,717,362
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .......................................        (119,666,062)        (134,437,502)
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .................................................................         (20,871,473)           6,976,540
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ........         (17,810,014)           8,459,460
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................................         (29,272,213)           2,451,188
                                                                                           =======================================
ENDING NET ASSETS ......................................................................   $     539,832,583   $      569,104,796
                                                                                           =======================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS       WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                                    MODERATE BALANCED FUND
                                                                                           ---------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                              MARCH 31, 2007           YEAR ENDED
                                                                                                 (UNAUDITED)   SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...............................................................             350,155              192,171
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................              22,404               16,160
   SHARES REDEEMED - CLASS A ...........................................................            (248,875)            (166,083)
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................................             123,684               42,248
                                                                                           ---------------------------------------
   SHARES SOLD - CLASS B ...............................................................              20,841               51,428
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................              10,132                9,082
   SHARES REDEEMED - CLASS B ...........................................................             (30,171)             (51,224)
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ................................                 802                9,286
                                                                                           ---------------------------------------
   SHARES SOLD - CLASS C ...............................................................              15,892               24,410
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................               4,722                3,670
   SHARES REDEEMED - CLASS C ...........................................................              (6,037)              (9,956)
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ................................              14,577               18,124
                                                                                           ---------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ...................................................           2,679,674            4,599,287
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................           1,851,139            1,941,386
   SHARES REDEEMED - ADMINISTRATOR CLASS ...............................................          (5,487,749)          (6,216,990)
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................            (956,936)             323,683
                                                                                           ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..................................................................            (817,873)             393,341
                                                                                           =======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................   $       3,608,356   $       12,723,323
                                                                                           =======================================

WELLS FARGO ADVANTAGE ALLOCATION FUNDS                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                    BEGINNING          NET               AND     DIVIDENDS   DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT        UNREALIZED      FROM NET        FROM NET
                                                    VALUE PER       INCOME    GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                        SHARE       (LOSS)       INVESTMENTS        INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   15.32         0.09              1.13         (0.18)          (0.84)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   14.57         0.22              1.08         (0.20)          (0.35)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   13.09         0.19              1.45         (0.16)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   11.85         0.14              1.26         (0.16)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $    9.91         0.10              2.00         (0.16)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $   12.02         0.13             (2.03)        (0.11)          (0.10)

ASSET ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   20.94         0.23              0.98         (0.23)          (0.40)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   19.99         0.44              1.16         (0.43)          (0.22)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   18.80         0.40              1.64         (0.41)          (0.44)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   17.50         0.36(6)           1.57         (0.36)          (0.27)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $   14.97         0.30              2.53         (0.30)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $   18.72         0.32             (2.52)        (0.32)          (1.23)

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   12.73         0.09              0.61         (0.09)          (0.24)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   12.15         0.18              0.70         (0.17)          (0.13)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   11.42         0.15              1.00         (0.15)          (0.27)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   10.63         0.13(6)           0.95         (0.13)          (0.16)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $    9.09         0.10              1.54         (0.10)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $   11.36         0.11             (1.53)        (0.11)          (0.74)

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   12.75         0.09              0.59         (0.09)          (0.24)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   12.16         0.17              0.72         (0.17)          (0.13)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   11.44         0.17              0.98         (0.16)          (0.27)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   10.65         0.13(6)           0.95         (0.13)          (0.16)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $    9.11         0.11              1.54         (0.11)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $   11.39         0.11             (1.53)        (0.11)          (0.75)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   20.97         0.26              0.97         (0.25)          (0.40)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   20.02         0.41              1.24         (0.48)          (0.22)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   18.82         0.47              1.63         (0.46)          (0.44)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   17.53         0.40(6)           1.57         (0.41)          (0.27)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $   14.99         0.33              2.56         (0.35)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $   18.72         0.32             (2.50)        (0.32)          (1.23)

CONSERVATIVE ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   19.74         0.32              0.44         (0.64)          (0.29)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   19.78         0.67              0.30         (0.63)          (0.38)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   19.48         0.54              0.40         (0.41)          (0.23)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   19.23         0.44              0.46         (0.51)          (0.14)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $   18.42         0.46              1.00         (0.60)          (0.05)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $   19.92         0.61             (0.75)        (0.78)          (0.58)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                      WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                       ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    NET ASSET    --------------------------------------------------------
                                                    VALUE PER    NET INVESTMENT       GROSS      EXPENSES         NET
                                                        SHARE     INCOME (LOSS)    EXPENSES        WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   15.52              1.34%       1.20%(4)     (0.20)%      1.00%(4)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   15.32              1.55%       1.20%(4)     (0.20)%      1.00%(4)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   14.57              1.42%       1.12%(4)     (0.12)%      1.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   13.09              1.14%       1.02%(4)     (0.02)%      1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $   11.85              1.20%       1.13%(4)     (0.13)%      1.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $    9.91              1.20%       1.08%(4)     (0.08)%      1.00%(4)

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   21.52              2.11%       1.26%        (0.11)%      1.15%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   20.94              2.13%       1.26%        (0.11)%      1.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   19.99              2.06%       1.23%        (0.08)%      1.15%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   18.80              1.90%       1.34%        (0.19)%      1.15%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $   17.50              1.80%       1.45%        (0.30)%      1.15%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $   14.97              1.76%       1.34%        (0.25)%      1.09%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   13.10              1.35%       2.01%        (0.11)%      1.90%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   12.73              1.38%       2.01%        (0.11)%      1.90%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   12.15              1.33%       1.98%        (0.08)%      1.90%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   11.42              1.15%       2.09%        (0.19)%      1.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $   10.63              1.05%       2.27%        (0.37)%      1.90%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $    9.09              1.00%       2.15%        (0.31)%      1.84%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   13.10              1.36%       2.01%        (0.11)%      1.90%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   12.75              1.38%       2.01%        (0.11)%      1.90%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   12.16              1.26%       1.98%        (0.08)%      1.90%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   11.44              1.15%       2.09%        (0.19)%      1.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $   10.65              1.05%       2.23%        (0.33)%      1.90%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $    9.11              1.01%       2.11%        (0.27)%      1.84%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   21.55              2.36%       1.08%        (0.18)%      0.90%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   20.97              2.39%       1.08%        (0.18)%      0.90%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   20.02              2.31%       1.00%        (0.10)%      0.90%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   18.82              2.16%       1.10%        (0.20)%      0.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $   17.53              2.04%       1.22%        (0.31)%      0.91%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $   14.99              1.89%       1.15%        (0.18)%      0.97%

CONSERVATIVE ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   19.57              3.50%       1.06%(4)     (0.21)%      0.85%(4)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   19.74              3.69%       1.04%(4)     (0.19)%      0.85%(4)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   19.78              2.78%       1.01%(4)     (0.16)%      0.85%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   19.48              2.32%       0.90%(4)     (0.05)%      0.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $   19.23              2.78%       0.97%(4)     (0.15)%      0.82%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $   18.42              3.23%       1.00%(4)     (0.20)%      0.80%(4)

                                                                   PORTFOLIO         NET ASSETS AT
                                                         TOTAL      TURNOVER         END OF PERIOD
                                                        RETURN(2)       RATE       (000'S OMITTED)
--------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...         8.04%           43%(5)   $       251,950
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........         9.14%           61%(5)   $       223,488
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........        12.61%           64%(5)   $       196,484
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........        11.82%           42%(5)   $       170,383
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        21.36%           43%(5)   $       131,760
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (16.22)%          40%(5)   $        78,673

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...         5.70%            8%      $       877,540
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........         8.13%           11%      $       871,848
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........        11.03%            6%      $       934,783
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........        11.12%            4%      $       864,857
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        19.04%           15%      $       838,683
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (13.20)%          23%      $       763,925

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...         5.38%            8%      $       104,734
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........         7.33%           11%      $       125,661
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........        10.19%            6%      $       146,644
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........        10.24%            4%      $       208,029
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        18.10%           15%      $       280,220
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (13.83)%          23%      $       325,790

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...         5.25%            8%      $        35,398
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........         7.42%           11%      $        36,261
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........        10.15%            6%      $        40,795
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........        10.25%            4%      $        25,268
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        18.14%           15%      $        27,345
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (13.86)%          23%      $        23,466

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...         5.78%            8%      $        76,441
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........         8.43%           11%      $        78,458
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........        11.35%            6%      $        36,815
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........        11.33%            4%      $        37,794
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........        19.38%           15%      $        18,214
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........       (13.09)%          23%      $        14,529

CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...         3.91%           82%(5)   $       567,314
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........         5.14%          106%(5)   $       515,658
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........         4.91%          102%(5)   $       442,285
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........         4.74%           72%(5)   $       412,341
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........         8.17%           73%(5)   $       381,254
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........        (0.89)%          71%(5)   $       288,610

WELLS FARGO ADVANTAGE ALLOCATION FUNDS                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                  BEGINNING         NET                AND    DIVIDENDS   DISTRIBUTIONS
                                                  NET ASSET  INVESTMENT         UNREALIZED     FROM NET        FROM NET
                                                  VALUE PER      INCOME     GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                      SHARE      (LOSS)        INVESTMENTS       INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $   33.51        0.23               2.10        (0.53)          (1.78)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $   33.09        0.60               1.98        (0.45)          (1.71)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $   30.51        0.52               2.68        (0.41)          (0.21)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........  $   28.27        0.41(6)            2.41        (0.58)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........  $   24.27        0.34               4.05        (0.39)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........  $   29.18        0.38              (3.88)       (0.23)          (1.18)

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $   30.29        0.12               1.87        (0.28)          (1.78)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $   30.12        0.30               1.81        (0.23)          (1.71)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $   27.83        0.23               2.47        (0.20)          (0.21)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........  $   25.89        0.16(6)            2.22        (0.44)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........  $   22.22        0.16               3.68        (0.17)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........  $   26.92        0.19              (3.59)       (0.12)          (1.18)

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $   30.37        0.12               1.88        (0.29)          (1.78)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $   30.19        0.32               1.80        (0.23)          (1.71)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $   27.81        0.21               2.50        (0.12)          (0.21)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........  $   25.88        0.16(6)            2.21        (0.44)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........  $   22.22        0.15               3.69        (0.18)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........  $   26.91        0.17              (3.57)       (0.11)          (1.18)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $   30.98        0.27               1.92        (0.60)          (1.78)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $   30.76        0.62               1.85        (0.54)          (1.71)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $   28.41        0.56               2.50        (0.50)          (0.21)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........  $   26.34        0.45(6)            2.25        (0.63)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........  $   22.65        0.35               3.80        (0.46)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........  $   27.33        0.44              (3.65)       (0.29)          (1.18)

MODERATE BALANCED FUND
------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $   21.97        0.23               0.92        (0.61)          (0.98)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $   22.23        0.60               0.75        (0.51)          (1.10)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $   21.72        0.43               1.13        (0.40)          (0.65)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .....  $   21.79        0.13              (0.20)        0.00            0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $   21.76        0.15               0.90        (0.44)          (0.98)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $   22.04        0.42               0.76        (0.36)          (1.10)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $   21.62        0.31               1.08        (0.32)          (0.65)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .....  $   21.79        0.06              (0.23)        0.00            0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $   21.77        0.20               0.85        (0.46)          (0.98)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $   22.05        0.43               0.75        (0.36)          (1.10)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $   21.62        0.31               1.08        (0.31)          (0.65)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .....  $   21.79        0.08              (0.25)        0.00            0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $   22.08        0.29               0.88        (0.64)          (0.98)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $   22.32        0.64               0.78        (0.56)          (1.10)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $   21.76        0.52               1.10        (0.41)          (0.65)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........  $   21.09        0.42               1.10        (0.64)          (0.21)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........  $   19.47        0.44               2.02        (0.64)          (0.20)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........  $   22.29        0.56              (1.80)       (0.54)          (1.04)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                      WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                      ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   NET ASSET  -------------------------------------------------------
                                                   VALUE PER  NET INVESTMENT      GROSS      EXPENSES         NET
                                                       SHARE   INCOME (LOSS)   EXPENSES        WAIVED    EXPENSES
---------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND
---------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $    33.53            1.64%      1.32%(4)     (0.12)%      1.20%(4)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $    33.51            1.89%      1.30%(4)     (0.10)%      1.20%(4)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $    33.09            1.59%      1.33%(4)     (0.13)%      1.20%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........  $    30.51            1.33%      1.28%(4)     (0.08)%      1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........  $    28.27            1.43%      1.48%(4)     (0.28)%      1.20%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........  $    24.27            1.60%      1.18%(4)     (0.03)%      1.15%(4)

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $    30.22            0.88%      2.06%(4)     (0.11)%      1.95%(4)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $    30.29            1.12%      2.05%(4)     (0.10)%      1.95%(4)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $    30.12            0.84%      2.08%(4)     (0.13)%      1.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........  $    27.83            0.58%      2.02%(4)     (0.07)%      1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........  $    25.89            0.69%      2.57%(4)     (0.62)%      1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........  $    22.22            0.85%      2.13%(4)     (0.23)%      1.90%(4)

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $    30.30            0.88%      2.06%(4)     (0.11)%      1.95%(4)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $    30.37            1.12%      2.05%(4)     (0.10)%      1.95%(4)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $    30.19            0.84%      2.08%(4)     (0.13)%      1.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........  $    27.81            0.58%      2.02%(4)     (0.07)%      1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........  $    25.88            0.69%      2.57%(4)     (0.62)%      1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........  $    22.22            0.85%      2.17%(4)     (0.27)%      1.90%(4)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $    30.79            1.88%      1.13%(4)     (0.18)%      0.95%(4)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $    30.98            2.13%      1.12%(4)     (0.17)%      0.95%(4)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $    30.76            1.84%      1.07%(4)     (0.12)%      0.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........  $    28.41            1.59%      0.95%(4)     (0.01)%      0.94%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........  $    26.34            1.69%      1.05%(4)     (0.11)%      0.94%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........  $    22.65            1.80%      1.05%(4)     (0.12)%      0.93%(4)

MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $    21.53            2.55%      1.28%(4)     (0.13)%      1.15%(4)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $    21.97            2.75%      1.27%(4)     (0.12)%      1.15%(4)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $    22.23            2.11%      1.30%(4)     (0.15)%      1.15%(4)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .....  $    21.72            1.14%      1.27%(4)     (0.12)%      1.15%(4)

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $    21.39            1.76%      2.03%(4)     (0.13)%      1.90%(4)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $    21.76            1.99%      2.02%(4)     (0.12)%      1.90%(4)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $    22.04            1.35%      2.05%(4)     (0.15)%      1.90%(4)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .....  $    21.62            0.65%      2.02%(4)     (0.12)%      1.90%(4)

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $    21.38            1.79%      2.03%(4)     (0.13)%      1.90%(4)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $    21.77            2.00%      2.02%(4)     (0.12)%      1.90%(4)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $    22.05            1.35%      2.05%(4)     (0.15)%      1.90%(4)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .....  $    21.62            0.65%      2.01%(4)     (0.11)%      1.90%(4)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..  $    21.63            2.76%      1.09%(4)     (0.19)%      0.90%(4)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........  $    22.08            2.98%      1.09%(4)     (0.19)%      0.90%(4)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........  $    22.32            2.34%      1.04%(4)     (0.14)%      0.90%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........  $    21.76            1.97%      0.92%(4)     (0.02)%      0.90%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........  $    21.09            2.25%      1.03%(4)     (0.14)%      0.89%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........  $    19.47            2.55%      1.02%(4)     (0.14)%      0.88%(4)

                                                               PORTFOLIO        NET ASSETS AT
                                                      TOTAL     TURNOVER        END OF PERIOD
                                                  RETURN(2)         RATE      (000'S OMITTED)
---------------------------------------------------------------------------------------------
GROWTH BALANCED FUND
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       7.00%          59%(5)  $        74,659
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       8.13%          80%(5)  $        64,560
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      10.58%          80%(5)  $        58,091
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      10.02%          51%(5)  $        56,566
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      18.25%          53%(5)  $        43,509
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (12.99)%         48%(5)  $        32,370

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       6.61%          59%(5)  $        69,193
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       7.30%          80%(5)  $        73,602
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       9.76%          80%(5)  $        85,327
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       9.17%          51%(5)  $        89,783
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      17.40%          53%(5)  $        81,511
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (13.68)%         48%(5)  $        66,337

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       6.62%          59%(5)  $        15,435
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       7.29%          80%(5)  $        16,351
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       9.79%          80%(5)  $        18,262
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       9.18%          51%(5)  $        20,799
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      17.35%          53%(5)  $        24,958
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (13.67)%         48%(5)  $        18,484

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       7.14%          59%(5)  $     1,856,127
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       8.40%          80%(5)  $     1,919,297
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      10.87%          80%(5)  $     1,848,078
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      10.31%          51%(5)  $     1,738,782
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      18.53%          53%(5)  $     1,415,216
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (12.85)%         48%(5)  $     1,075,256

MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       5.26%          71%(5)  $         8,167
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       6.39%          93%(5)  $         5,618
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       7.32%          91%(5)  $         4,745
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .....      (0.32)%         62%(5)  $         2,576

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       4.90%          71%(5)  $         3,244
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       5.60%          93%(5)  $         3,283
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       6.50%          91%(5)  $         3,121
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .....      (0.78)%         62%(5)  $         2,304

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       4.90%          71%(5)  $         1,885
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       5.58%          93%(5)  $         1,602
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       6.50%          91%(5)  $         1,223
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .....      (0.78)%         62%(5)  $           693

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..       5.40%          71%(5)  $       526,537
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........       6.68%          93%(5)  $       558,601
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       7.57%          91%(5)  $       557,564
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       7.28%          62%(5)  $       544,698
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      12.99%          64%(5)  $       512,460
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      (6.35)%         61%(5)  $       459,248

WELLS FARGO ADVANTAGE ALLOCATION FUNDS             NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4) Includes net expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(6)   Calculated based upon average shares outstanding.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Aggressive Allocation Fund (formerly named Strategic Growth Allocation Fund), Asset Allocation Fund, Conservative Allocation Fund (formerly named Strategic Income
Fund), Growth Balanced Fund and Moderate Balanced Fund. These Funds are each a diversified series of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                      Before Reorganization         After Reorganization
                                               ----------------------------------   --------------------
                                                 Target Fund      Acquiring Fund
--------------------------------------------------------------------------------------------------------
                                                 Wells Fargo       Wells Fargo           Wells Fargo
                                                    Index             Asset            Advantage Asset
   Fund                                        Allocation Fund   Allocation Fund*      Allocation Fund
--------------------------------------------------------------------------------------------------------
   Shares:
      CLASS A                                      2,766,213         46,078,546           48,271,080
--------------------------------------------------------------------------------------------------------
      CLASS B                                        465,070         14,643,440           15,369,750
--------------------------------------------------------------------------------------------------------
      CLASS C                                      1,141,827          2,005,926            3,785,922
--------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                                N/A                N/A            1,973,851
--------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS(1)                             N/A          1,973,851                  N/A
--------------------------------------------------------------------------------------------------------
   Net Asset:
--------------------------------------------------------------------------------------------------------
      CLASS A                                   $ 42,259,453      $ 888,129,332        $ 930,388,785
--------------------------------------------------------------------------------------------------------
      CLASS B                                      8,506,562        171,504,642          180,011,204
--------------------------------------------------------------------------------------------------------
      CLASS C                                     20,876,141         23,525,974           44,402,115
--------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                                N/A                N/A           38,104,327
--------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS(1)                             N/A         38,104,327                  N/A
--------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)       $  9,082,590      $  (4,745,349)       $   4,337,241
--------------------------------------------------------------------------------------------------------
   Accumulated net realized losses              $ (1,384,879)     $ (27,732,287)       $ (29,117,166)

*     Designates the accounting survivor.

(1) Effective the close of business on April 8, 2005, the Institutional Class of the Wells Fargo Asset Allocation Fund was renamed to the Administrator Class of the Wells Fargo Advantage Asset Allocation Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

      The Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, and Moderate Balanced Fund each seeks to achieve its investment objective by investing substantially all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund are as follows:

                                           Aggressive       Conservative         Growth         Moderate
                                         Allocation Fund   Allocation Fund   Balanced Fund   Balanced Fund
----------------------------------------------------------------------------------------------------------
   C&B LARGE CAP VALUE PORTFOLIO               1%                 1%               9%              2%
----------------------------------------------------------------------------------------------------------
   DISCIPLINED GROWTH PORTFOLIO                5%                 3%              35%              6%
----------------------------------------------------------------------------------------------------------
   EMERGING GROWTH PORTFOLIO                   1%                 1%              10%              2%
----------------------------------------------------------------------------------------------------------
   EQUITY INCOME PORTFOLIO                     2%                 1%              13%              2%
----------------------------------------------------------------------------------------------------------
   EQUITY VALUE PORTFOLIO                      3%                 2%              18%              3%
----------------------------------------------------------------------------------------------------------
   INDEX PORTFOLIO                             2%                 1%              12%              2%
----------------------------------------------------------------------------------------------------------
   INFLATION PROTECTED BOND PORTFOLIO          2%                16%              36%             12%
----------------------------------------------------------------------------------------------------------
   INTERNATIONAL EQUITY PORTFOLIO              5%                 3%              31%              5%
----------------------------------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO              2%                 1%              16%              3%
----------------------------------------------------------------------------------------------------------
   INTERNATIONAL INDEX PORTFOLIO               5%                 2%              31%              5%
----------------------------------------------------------------------------------------------------------
   INTERNATIONAL VALUE PORTFOLIO               2%                 1%              13%              2%
----------------------------------------------------------------------------------------------------------
   LARGE CAP APPRECIATION PORTFOLIO            3%                 2%              20%              3%
----------------------------------------------------------------------------------------------------------
   LARGE COMPANY GROWTH PORTFOLIO              1%                 1%               8%              1%
----------------------------------------------------------------------------------------------------------
   MANAGED FIXED INCOME PORTFOLIO              4%                23%              51%             17%
----------------------------------------------------------------------------------------------------------
   SMALL CAP INDEX PORTFOLIO                   2%                 1%              10%              2%
----------------------------------------------------------------------------------------------------------
   SMALL COMPANY GROWTH PORTFOLIO              1%                 0%               4%              1%
----------------------------------------------------------------------------------------------------------
   SMALL COMPANY VALUE PORTFOLIO               0%                 0%               1%              0%
----------------------------------------------------------------------------------------------------------
   STABLE INCOME PORTFOLIO                     0%                23%               0%             13%
----------------------------------------------------------------------------------------------------------
   STRATEGIC SMALL CAP VALUE PORTFOLIO         2%                 1%              10%              2%
----------------------------------------------------------------------------------------------------------
   TOTAL RETURN BOND PORTFOLIO                 1%                 3%               8%              3%

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2007, the following Fund(s) held futures contracts:

                                                                                                Net Unrealized
                                                                   Expiration      Notional      Appreciation
   Fund                            Contracts          Type            Date          Amount      (Depreciation)
--------------------------------------------------------------------------------------------------------------
   AGGRESSIVE ALLOCATION FUND        105 Long     S&P 500 Index     June 2007   $  36,949,392    $   619,608
                                    339 Short   US Treasury Bond    June 2007      37,176,171        537,578
--------------------------------------------------------------------------------------------------------------
   ASSET ALLOCATION FUND             795 Long     S&P 500 Index     June 2007     279,733,000      4,718,000
                                     149 Long   US Treasury Bond    June 2007      16,750,125       (173,875)
                                  2,447 Short   US Treasury Bond    June 2007     268,305,523      3,923,227
--------------------------------------------------------------------------------------------------------------
   CONSERVATIVE ALLOCATION FUND       79 Long     S&P 500 Index     June 2007      27,798,693        467,507
                                    257 Short   US Treasury Bond    June 2007      28,183,639        407,612
--------------------------------------------------------------------------------------------------------------
   GROWTH BALANCED FUND              845 Long     S&P 500 Index     June 2007     297,352,223      4,988,778
                                  2,707 Short   US Treasury Bond    June 2007     296,857,157      4,296,593
--------------------------------------------------------------------------------------------------------------
   MODERATE BALANCED FUND            150 Long     S&P 500 Index     June 2007      52,781,785        888,215
                                    483 Short   US Treasury Bond    June 2007      52,962,419        771,331
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Asset Allocation Fund, for which net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2007.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                    Advisory Fees                                          Subadvisory Fees*
                             Average Daily          (% of Average                      Average Daily        (% of Average
   Fund                        Net Assets        Daily Net Assets)    Subadviser         Net Assets       Daily Net Assets)
-----------------------------------------------------------------------------------------------------------------------------
   AGGRESSIVE                 All asset levels          0.250        Wells Capital   First $250 million          0.100
   ALLOCATION FUND                                                     Management     Over $250 million          0.050
                                                                     Incorporated
-----------------------------------------------------------------------------------------------------------------------------

   ASSET                    First $500 million          0.650        Wells Capital   First $100 million          0.150
   ALLOCATION FUND           Next $500 million          0.600         Management      Next $100 million          0.125
                               Next $2 billion          0.550        Incorporated     Over $200 million          0.100
                               Next $2 billion          0.525
                               Over $5 billion          0.500
-----------------------------------------------------------------------------------------------------------------------------
   CONSERVATIVE               All asset levels          0.250        Wells Capital   First $250 million          0.100
   ALLOCATION FUND                                                    Management      Over $250 million          0.050
                                                                     Incorporated
-----------------------------------------------------------------------------------------------------------------------------
   GROWTH                     All asset levels          0.250        Wells Capital   First $250 million          0.100
   BALANCED FUND                                                      Management      Over $250 million          0.050
                                                                     Incorporated
-----------------------------------------------------------------------------------------------------------------------------
   MODERATE BALANCED FUND     All asset levels          0.250        Wells Capital   First $250 million          0.100
                                                                      Management      Over $250 million          0.050
                                                                     Incorporated
-----------------------------------------------------------------------------------------------------------------------------

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                          WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                   Admin Fees
                               Average Daily                     (% of Average
                                 Net Assets                    Daily Net Assets)
--------------------------------------------------------------------------------
   FUND LEVEL                 First $5 billion                       0.05
                              Next $5 billion                        0.04
                              Over $10 billion                       0.03
--------------------------------------------------------------------------------
   CLASS A                    All asset levels                       0.28
--------------------------------------------------------------------------------
   CLASS B                    All asset levels                       0.28
--------------------------------------------------------------------------------
   CLASS C                    All asset levels                       0.28
--------------------------------------------------------------------------------
   ADMINISTRATOR CLASS        All asset levels                       0.10
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
   Fund                                                         Daily Net Assets
--------------------------------------------------------------------------------
   ASSET ALLOCATION FUND                                               0.02
--------------------------------------------------------------------------------

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % Of Average
   Share Class                                                  Daily Net Assets
--------------------------------------------------------------------------------
   CLASS A, CLASS B AND CLASS C                                      0.25
--------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                               0.25

For the period ended March 31, 2007, shareholder servicing fees paid were as follows:

                                                                         Administrator
   Fund                            Class A      Class B     Class C          Class
---------------------------------------------------------------------------------------
   AGGRESSIVE ALLOCATION FUND             N/A         N/A          N/A   $     302,307
---------------------------------------------------------------------------------------
   ASSET ALLOCATION FUND          $ 1,110,733   $ 147,145   $   45,461          99,189
---------------------------------------------------------------------------------------
   CONSERVATIVE ALLOCATION FUND           N/A         N/A          N/A         680,137
---------------------------------------------------------------------------------------
   GROWTH BALANCED FUND                88,276      90,593       20,174       2,466,671
---------------------------------------------------------------------------------------
   MODERATE BALANCED FUND               8,691       4,179        2,166         682,467
---------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the period ended March 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. Net operating expense ratios in effect for the period ended March 31, 2007, were as follows:

                                            Net Operating Expense Ratios
                                    --------------------------------------------
                                                                   Administrator
   Fund*                            Class A   Class B   Class C        Class
--------------------------------------------------------------------------------
   AGGRESSIVE ALLOCATION FUND         N/A       N/A       N/A          1.00%
--------------------------------------------------------------------------------
   ASSET ALLOCATION FUND             1.15%     1.90%     1.90%         0.90%
--------------------------------------------------------------------------------
   CONSERVATIVE ALLOCATION FUND       N/A       N/A       N/A          0.85%
--------------------------------------------------------------------------------
   GROWTH BALANCED FUND              1.20%     1.95%     1.95%         0.95%
--------------------------------------------------------------------------------
   MODERATE BALANCED FUND            1.15%     1.90%     1.90%         0.90%
--------------------------------------------------------------------------------

*     The Fund's adviser has committed to waive fees through January 31, 2008.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2007, were as follows:

   Fund                               Purchases at Cost           Sales Proceeds
--------------------------------------------------------------------------------
   AGGRESSIVE ALLOCATION FUND*         $  85,781,003             $    96,448,899
--------------------------------------------------------------------------------
   ASSET ALLOCATION FUND                  80,735,433                 131,414,125
--------------------------------------------------------------------------------
   CONSERVATIVE ALLOCATION FUND*         309,592,382                 294,209,466
--------------------------------------------------------------------------------
   GROWTH BALANCED FUND*                 866,421,167                 930,871,930
--------------------------------------------------------------------------------
   MODERATE BALANCED FUND*               262,783,641                 261,743,189
--------------------------------------------------------------------------------

* These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended March 31, 2007, there were no borrowings by Allocation Funds under the agreement.

6. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of March 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 92.02%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.20%
    548,580  JONES APPAREL GROUP INCORPORATED                                                                     $   16,857,863
    254,950  VF CORPORATION                                                                                           21,063,969

                                                                                                                      37,921,832
                                                                                                                  --------------
BUSINESS SERVICES - 5.52%
  1,010,200  MICROSOFT CORPORATION                                                                                    28,154,274
    363,800  OMNICOM GROUP INCORPORATED                                                                               37,245,844

                                                                                                                      65,400,118
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 7.63%
    314,190  AVON PRODUCTS INCORPORATED                                                                               11,706,719
    418,790  COLGATE-PALMOLIVE COMPANY                                                                                27,970,984
     56,560  HENKEL KGAA ADR<<                                                                                         7,566,631
    120,500  HENKEL KGAA ADR PREFERRED                                                                                17,761,495
    421,700  JOHNSON & JOHNSON                                                                                        25,411,642

                                                                                                                      90,417,471
                                                                                                                  --------------
COMMUNICATIONS - 3.19%
  1,406,785  VODAFONE GROUP PLC ADR<<                                                                                 37,786,245
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 7.10%
    644,620  BANK OF AMERICA CORPORATION                                                                              32,888,512
    445,310  JPMORGAN CHASE & COMPANY                                                                                 21,544,098
    460,110  STATE STREET CORPORATION                                                                                 29,792,123

                                                                                                                      84,224,733
                                                                                                                  --------------
EATING & DRINKING PLACES - 3.13%
    823,239  MCDONALD'S CORPORATION                                                                                   37,086,917
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.65%
  1,556,850  FLEXTRONICS INTERNATIONAL LIMITED<<+                                                                     17,031,939
    800,140  GENERAL ELECTRIC COMPANY                                                                                 28,292,950
    710,632  MOLEX INCORPORATED CLASS A                                                                               17,687,630
    693,200  NOKIA OYJ ADR<<                                                                                          15,888,144

                                                                                                                      78,900,663
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.18%
    500,130  ILLINOIS TOOL WORKS INCORPORATED                                                                         25,806,708
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.27%
    356,780  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    18,003,119
    256,750  DIAGEO PLC ADR                                                                                           20,783,913

                                                                                                                      38,787,032
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 2.08%
     22,427  BIG LOTS INCORPORATED+                                                                                      701,517
    509,200  WAL-MART STORES INCORPORATED                                                                             23,906,940

                                                                                                                      24,608,457
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES - 2.52%
      8,210  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                             $   29,884,400
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.61%
    538,880  WILLIAMS-SONOMA INCORPORATED<<                                                                           19,108,685
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.92%
    699,800  DELL INCORPORATED<<+                                                                                     16,242,358
     25,200  DIEBOLD INCORPORATED                                                                                      1,202,292
    659,190  DOVER CORPORATION                                                                                        32,175,064
    262,110  EATON CORPORATION                                                                                        21,901,912
    494,500  PITNEY BOWES INCORPORATED                                                                                22,445,355

                                                                                                                      93,966,981
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 2.27%
    679,600  WILLIS GROUP HOLDINGS LIMITED                                                                            26,898,568
                                                                                                                  --------------
INSURANCE CARRIERS - 7.01%
    454,620  ALLSTATE CORPORATION                                                                                     27,304,477
    424,710  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                28,549,006
    416,500  MBIA INCORPORATED<<                                                                                      27,276,585

                                                                                                                      83,130,068
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.56%
    165,360  BECTON DICKINSON & COMPANY                                                                               12,714,530
  1,410,952  BOSTON SCIENTIFIC CORPORATION+                                                                           20,515,242
    656,210  QUEST DIAGNOSTICS INCORPORATED                                                                           32,725,193

                                                                                                                      65,954,965
                                                                                                                  --------------
MEDICAL PRODUCTS - 1.75%
    394,400  BAXTER INTERNATIONAL INCORPORATED                                                                        20,773,048
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.64%
    993,870  TYCO INTERNATIONAL LIMITED                                                                               31,356,599
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 1.25%
    560,285  ZALE CORPORATION<<+                                                                                      14,780,318
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.72%
    640,260  AMERICAN EXPRESS COMPANY                                                                                 36,110,664
    543,950  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      18,298,478
    225,420  FREDDIE MAC                                                                                              13,410,236

                                                                                                                      67,819,378
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.98%
    468,410  EXXON MOBIL CORPORATION                                                                                  35,341,535
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 1.00%
    246,900  HUBBELL INCORPORATED CLASS B                                                                             11,910,456
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.50%
    316,660  GANNETT COMPANY INCORPORATED                                                                             17,824,791
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TRAVEL & RECREATION - 1.97%
    499,590  CARNIVAL CORPORATION                                                                                 $   23,410,787
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 2.37%
    410,099  KIMBERLY-CLARK CORPORATION                                                                               28,087,680
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,013,643,161)                                                                          1,091,188,435
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 7.88%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.20%
  2,398,940  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    2,398,940
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.68%
$   267,334  AMERICAN GENERAL FINANCE CORPORATION+++/-                                  5.37%       03/14/2008           267,369
  1,368,602  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007         1,369,231
    259,908  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.37        04/23/2007           259,113
    742,594  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                          5.30        04/25/2007           742,602
    742,594  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.39        10/25/2007           742,632
    742,594  BANCO SANTANDER TOTTA LOAN+++/-SS.                                         5.32        05/16/2008           742,669
  2,227,783  BANK OF AMERICA NA SERIES BKNT+/-                                          5.49        06/19/2007         2,227,962
  1,188,151  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $1,188,695)                                                          5.49        04/02/2007         1,188,151
  1,633,708  BUCKINGHAM II CDO LLC                                                      5.32        04/26/2007         1,627,990
    356,445  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        05/31/2007           353,383
    594,076  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/07/2007           588,367
    594,076  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/03/2007           591,396
    742,594  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/23/2007           737,084
    297,038  CAIRN HIGH GRADE FUNDING I LLC                                             5.32        06/04/2007           294,314
    772,298  CAIRN HIGH GRADE FUNDING I LLC++                                           5.32        06/21/2007           763,309
  1,485,189  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/07/2007         1,470,916
    849,172  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        05/16/2007           843,737
     70,903  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        04/13/2007            70,789
    984,977  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        05/21/2007           977,954
    564,372  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        06/14/2007           558,373
    407,150  CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/12/2007           402,944
    107,736  CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/13/2007           106,607
     33,714  CHEYNE FINANCE LLC                                                         5.26        04/18/2007            33,635
    297,038  CHEYNE FINANCE LLC                                                         5.31        06/19/2007           293,666
    132,479  CHEYNE FINANCE LLC                                                         5.32        05/14/2007           131,669
  1,930,746  CHEYNE FINANCE LLC+++/-                                                    5.34        02/25/2008         1,930,186
    742,594  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.33        07/16/2007           742,676
    297,038  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           297,225
    317,385  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007           317,686
    327,484  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007           327,884
 10,396,323  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $10,401,079)                5.49        04/02/2007        10,396,323
    148,519  COMERICA BANK+/-                                                           5.32        02/08/2008           147,925
  1,651,797  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                               5.38        04/10/2007         1,649,865
    668,335  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                         5.30        04/12/2007           667,359

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   891,113  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                         5.32%       04/20/2007    $      888,779
    742,594  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008           742,364
  1,485,189  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                              5.28        06/25/2007         1,485,159
  2,390,560  DEER VALLEY FUNDING LLC++                                                  5.29        04/19/2007         2,384,632
  1,113,892  DEER VALLEY FUNDING LLC++                                                  5.29        05/15/2007         1,106,919
    418,407  DEER VALLEY FUNDING LLC++                                                  5.31        04/11/2007           417,859
    445,557  DEER VALLEY FUNDING LLC                                                    5.34        05/07/2007           443,289
  9,199,552  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $9,203,761)              5.49        04/02/2007         9,199,552
  1,485,189  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                  5.50        06/13/2007         1,485,397
    193,728  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        07/06/2007           191,055
    921,144  FOX TROT CDO LIMITED++                                                     5.31        04/24/2007           918,187
    371,149  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           371,271
    594,076  GEORGE STREET FINANCE LLC++                                                5.33        04/30/2007           591,652
  1,485,189  GREENWICH CAPITAL HOLDINGS                                                 5.44        04/03/2007         1,484,966
    742,594  HARRIER FINANCE FUNDING LLC+++/-                                           5.31        01/11/2008           742,572
     59,408  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                                5.54        05/15/2007            59,412
     40,338  HUDSON-THAMES LLC++                                                        5.26        04/04/2007            40,326
    222,719  HUDSON-THAMES LLC                                                          5.29        04/30/2007           221,810
  1,039,632  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007         1,039,799
  1,930,746  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         1,930,746
    742,594  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 5.32        04/24/2008           742,632
    178,223  K2 (USA) LLC+++/-                                                          5.30        07/16/2007           178,240
    297,038  K2 (USA) LLC+++/-                                                          5.33        09/28/2007           297,038
  2,970,378  KEEL CAPITAL INCORPORATED++                                                5.30        04/12/2007         2,966,041
     90,359  KESTREL FUNDING US LLC                                                     5.29        05/21/2007            89,715
    959,670  KLIO III FUNDING CORPORATION++                                             5.31        04/24/2007           956,589
    371,297  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007           371,308
  1,121,229  LIBERTY HARBOUR CDO II LIMITED++                                           5.30        04/27/2007         1,117,136
    103,963  LIBERTY HARBOUR CDO II LIMITED++                                           5.39        04/13/2007           103,797
    626,750  METLIFE GLOBAL FUNDING I+++/-                                              5.43        10/05/2007           627,057
    742,594  MORGAN STANLEY+/-                                                          5.36        07/12/2007           742,594
  1,090,426  MORGAN STANLEY+/-                                                          5.48        07/27/2007         1,090,807
    742,594  MORGAN STANLEY+/-                                                          5.51        08/07/2007           742,594
  6,534,831  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $6,537,821)            5.49        04/02/2007         6,534,831
    137,380  MORGAN STANLEY SERIES EXL+/-SS.                                            5.38        05/15/2008           137,388
    118,815  NATIONAL CITY BANK+/-                                                      5.46        09/04/2007           118,827
    851,459  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007           851,902
    554,421  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.32        05/09/2007           551,433
  1,485,189  NORTHERN ROCK PLC+++/-SS.                                                  5.34        05/05/2008         1,485,323
    429,032  PARAGON MORTGAGES PLC SERIES 12A+++/-                                      5.30        04/15/2007           429,032
    148,519  PICAROS FUNDING PLC++                                                      5.29        06/22/2007           146,768
    846,558  PREMIUM ASSET TRUST+++/-                                                   5.47        12/21/2007           847,743
    742,594  PREMIUM ASSET TRUST SERIES 06-B+++/-                                       5.37        12/16/2007           742,594
    564,372  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.37        08/27/2007           564,372
    120,152  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.34        09/24/2007           120,175
    373,406  REGENCY MARKETS #1 LLC++                                                   5.28        05/15/2007           371,069
  1,039,632  SAINT GERMAIN FUNDING                                                      5.31        04/19/2007         1,037,054

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   683,187  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.39%       04/11/2008    $      683,187
    118,815  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.26        08/20/2007           116,403
    594,076  SLM CORPORATION+++/-SS.                                                    5.32        05/12/2008           594,135
     59,408  STANFIELD VICTORIA FUNDING LLC++                                           5.27        04/16/2007            59,286
    563,184  STANFIELD VICTORIA FUNDING LLC++                                           5.31        04/25/2007           561,297
    527,717  TASMAN FUNDING INCORPORATED++                                              5.29        04/04/2007           527,564
    171,718  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           171,714
    742,594  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                         5.33        06/15/2007           742,654
    742,594  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                      5.34        05/08/2008           742,676
     89,111  VERSAILLES CDS LLC++                                                       5.33        04/16/2007            88,930
  1,485,189  VETRA FINANCE CORPORATION                                                  5.31        06/12/2007         1,469,847
    671,692  WHISTLEJACKET CAPITAL LIMITED                                              5.30        04/23/2007           669,636
    178,223  WINDMILL FUNDING CORPORATION                                               5.38        04/02/2007           178,223
    519,816  WORLD OMNI VEHICLE LEASING++                                               5.30        04/18/2007           518,605
    297,038  WORLD OMNI VEHICLE LEASING++                                               5.36        04/19/2007           296,299

                                                                                                                      90,993,252
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $93,392,192)                                                            93,392,192
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 9.93%
117,775,852  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            117,775,852

TOTAL SHORT-TERM INVESTMENTS (COST $117,775,852)                                                                     117,775,852
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,224,811,205)*                      109.83%                                                               $1,302,356,479
OTHER ASSETS AND LIABILITIES, NET            (9.83)                                                                 (116,531,318)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $1,185,825,161
                                            ======                                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $117,775,852.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 98.38%

APPAREL & ACCESSORY STORES - 2.53%
       60,500   KOHL'S CORPORATION+                                                                                   $   4,634,905
                                                                                                                      -------------
BIOPHARMACEUTICALS - 1.92%
       43,000   GENENTECH INCORPORATED+                                                                                   3,531,160
                                                                                                                      -------------
BUSINESS SERVICES - 18.66%
      206,100   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    4,340,466
      192,000   CISCO SYSTEMS INCORPORATED+                                                                               4,901,760
       40,200   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       3,548,454
      116,600   EBAY INCORPORATED+                                                                                        3,865,290
       85,800   FISERV INCORPORATED+                                                                                      4,552,548
      179,800   MICROSOFT CORPORATION                                                                                     5,011,026
       42,700   OMNICOM GROUP INCORPORATED                                                                                4,371,626
      200,200   ORACLE CORPORATION+                                                                                       3,629,626

                                                                                                                         34,220,796
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS - 6.15%
       54,900   FOREST LABORATORIES INCORPORATED+<<                                                                       2,824,056
       72,700   PROCTER & GAMBLE COMPANY                                                                                  4,591,732
      151,400   SCHERING-PLOUGH CORPORATION                                                                               3,862,214

                                                                                                                         11,278,002
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS - 2.09%
       63,700   NORTHERN TRUST CORPORATION                                                                                3,830,918
                                                                                                                      -------------
EATING & DRINKING PLACES - 2.01%
       89,500   DARDEN RESTAURANTS INCORPORATED                                                                           3,686,505
                                                                                                                      -------------
EDUCATIONAL SERVICES - 2.12%
       47,700   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                    3,887,073
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES - 1.84%
      118,400   WILLIAMS COMPANIES INCORPORATED                                                                           3,369,664
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.42%
       56,900   ACUITY BRANDS INCORPORATED                                                                                3,097,636
       77,500   AMPHENOL CORPORATION CLASS A<<                                                                            5,004,175

                                                                                                                          8,101,811
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS - 2.18%
       62,900   PEPSICO INCORPORATED                                                                                      3,997,924
                                                                                                                      -------------
FOOD STORES - 2.15%
      107,800   SAFEWAY INCORPORATED                                                                                      3,949,792
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES - 1.94%
       32,800   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                 3,553,880
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.34%
       56,800   APPLE INCORPORATED+                                                                                       5,277,288
      111,700   HEWLETT-PACKARD COMPANY                                                                                   4,483,638

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
      173,600   INTEL CORPORATION                                                                                     $   3,320,968
       53,100   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               5,005,206
       58,500   NATIONAL OILWELL VARCO INCORPORATED+<<                                                                    4,550,715

                                                                                                                         22,637,815
                                                                                                                      -------------
INSURANCE CARRIERS - 9.46%
       32,400   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                      2,799,036
       38,300   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            3,660,714
      119,500   HCC INSURANCE HOLDINGS INCORPORATED                                                                       3,680,600
       74,200   W.R. BERKLEY CORPORATION                                                                                  2,457,504
       58,700   WELLPOINT INCORPORATED+                                                                                   4,760,570

                                                                                                                         17,358,424
                                                                                                                      -------------
LEATHER & LEATHER PRODUCTS - 2.38%
       87,400   COACH INCORPORATED+                                                                                       4,374,370
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.10%
       55,900   BECTON DICKINSON & COMPANY                                                                                4,298,151
       55,500   WATERS CORPORATION+                                                                                       3,219,000

                                                                                                                          7,517,151
                                                                                                                      -------------
MEDICAL PRODUCTS - 4.40%
       83,800   BAXTER INTERNATIONAL INCORPORATED                                                                         4,413,746
       72,400   KINETIC CONCEPTS INCORPORATED+                                                                            3,666,336

                                                                                                                          8,080,082
                                                                                                                      -------------
MISCELLANEOUS RETAIL - 7.22%
       99,800   DOLLAR TREE STORES INCORPORATED+                                                                          3,816,352
       59,800   EXPRESS SCRIPTS INCORPORATED+<<                                                                           4,827,056
      177,800   STAPLES INCORPORATED                                                                                      4,594,352

                                                                                                                         13,237,760
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.89%
       55,100   MCGRAW-HILL COMPANIES INCORPORATED                                                                        3,464,688
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 6.77%
       51,200   BOEING COMPANY                                                                                            4,552,192
       51,200   NORTHROP GRUMMAN CORPORATION                                                                              3,800,064
       62,700   UNITED TECHNOLOGIES CORPORATION                                                                           4,075,500

                                                                                                                         12,427,756
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 1.81%
       43,000   W.W. GRAINGER INCORPORATED                                                                                3,321,320
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $157,812,643)                                                                                 180,461,796
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING - 8.57%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.22%
      403,780   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      403,780
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 8.35%
$      44,997   AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%         03/14/2008    $      45,002
      230,358   AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47          08/16/2007          230,463
       43,747   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37          04/23/2007           43,613
      124,991   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30          04/25/2007          124,992
      124,991   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39          10/25/2007          124,997
      124,991   BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32          05/16/2008          125,003
      374,972   BANK OF AMERICA NA SERIES BKNT+/-                                         5.49          06/19/2007          375,002
      199,985   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                VALUE $200,076)                                                           5.49          04/02/2007          199,985
      274,979   BUCKINGHAM II CDO LLC                                                     5.32          04/26/2007          274,017
       59,995   CAIRN HIGH GRADE FUNDING I LLC++                                          5.30          05/31/2007           59,480
       99,992   CAIRN HIGH GRADE FUNDING I LLC                                            5.30          06/07/2007           99,031
       99,992   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31          05/03/2007           99,541
      124,991   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31          05/23/2007          124,063
       49,996   CAIRN HIGH GRADE FUNDING I LLC                                            5.32          06/04/2007           49,538
      129,990   CAIRN HIGH GRADE FUNDING I LLC++                                          5.32          06/21/2007          128,477
      249,981   CEDAR SPRINGS CAPITAL COMPANY++                                           5.30          06/07/2007          247,579
      142,929   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31          05/16/2007          142,014
       11,934   CEDAR SPRINGS CAPITAL COMPANY                                             5.31          04/13/2007           11,915
      165,787   CEDAR SPRINGS CAPITAL COMPANY                                             5.31          05/21/2007          164,605
       94,993   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31          06/14/2007           93,983
       68,530   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32          06/12/2007           67,822
       18,134   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32          06/13/2007           17,944
        5,675   CHEYNE FINANCE LLC                                                        5.26          04/18/2007            5,661
       49,996   CHEYNE FINANCE LLC                                                        5.31          06/19/2007           49,429
       22,298   CHEYNE FINANCE LLC                                                        5.32          05/14/2007           22,162
      324,975   CHEYNE FINANCE LLC+++/-                                                   5.34          02/25/2008          324,881
      124,991   CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33          07/16/2007          125,004
       49,996   CIT GROUP INCORPORATED+/-                                                 5.42          12/19/2007           50,028
       53,421   CIT GROUP INCORPORATED+/-                                                 5.57          09/20/2007           53,472
       55,121   CIT GROUP INCORPORATED+/-                                                 5.59          11/23/2007           55,188
    1,749,867   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,750,668)                5.49          04/02/2007        1,749,867
       24,998   COMERICA BANK+/-                                                          5.32          02/08/2008           24,898
      278,024   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38          04/10/2007          277,699
      112,491   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30          04/12/2007          112,327
      149,989   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32          04/20/2007          149,596
      124,991   CULLINAN FINANCE CORPORATION+++/-                                         5.32          02/12/2008          124,952
      249,981   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28          06/25/2007          249,976
      402,369   DEER VALLEY FUNDING LLC++                                                 5.29          04/19/2007          401,372
      187,486   DEER VALLEY FUNDING LLC++                                                 5.29          05/15/2007          186,312
       70,425   DEER VALLEY FUNDING LLC++                                                 5.31          04/11/2007           70,332
       74,994   DEER VALLEY FUNDING LLC                                                   5.34          05/07/2007           74,613
    1,548,432   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,549,139)             5.49          04/02/2007        1,548,431
      249,981   FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50          06/13/2007          250,016
       32,608   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29          07/06/2007           32,158
      155,043   FOX TROT CDO LIMITED++                                                    5.31          04/24/2007          154,546
       62,470   GENWORTH FINANCIAL INCORPORATED+/-                                        5.50          06/15/2007           62,491

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      99,992   GEORGE STREET FINANCE LLC++                                               5.33%         04/30/2007    $      99,584
      249,981   GREENWICH CAPITAL HOLDINGS                                                5.44          04/03/2007          249,944
      124,991   HARRIER FINANCE FUNDING LLC+++/-                                          5.31          01/11/2008          124,987
        9,999   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54          05/15/2007           10,000
        6,789   HUDSON-THAMES LLC++                                                       5.26          04/04/2007            6,788
       37,487   HUDSON-THAMES LLC                                                         5.29          04/30/2007           37,334
      174,987   IBM CORPORATION SERIES MTN+/-                                             5.35          06/28/2007          175,015
      324,975   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39          09/17/2007          324,975
      124,991   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32          04/24/2008          124,997
       29,998   K2 (USA) LLC+++/-                                                         5.30          07/16/2007           30,001
       49,996   K2 (USA) LLC+++/-                                                         5.33          09/28/2007           49,996
      499,962   KEEL CAPITAL INCORPORATED++                                               5.30          04/12/2007          499,232
       15,209   KESTREL FUNDING US LLC                                                    5.29          05/21/2007           15,100
      161,528   KLIO III FUNDING CORPORATION++                                            5.31          04/24/2007          161,009
       62,495   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33          06/26/2007           62,497
      188,721   LIBERTY HARBOUR CDO II LIMITED++                                          5.30          04/27/2007          188,032
       17,499   LIBERTY HARBOUR CDO II LIMITED++                                          5.39          04/13/2007           17,471
      105,492   METLIFE GLOBAL FUNDING I+++/-                                             5.43          10/05/2007          105,544
      124,991   MORGAN STANLEY+/-                                                         5.36          07/12/2007          124,991
      183,536   MORGAN STANLEY+/-                                                         5.48          07/27/2007          183,600
      124,991   MORGAN STANLEY+/-                                                         5.51          08/07/2007          124,991
    1,099,916   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $1,100,419)           5.49          04/02/2007        1,099,916
       23,123   MORGAN STANLEY SERIES EXL+/-SS.                                           5.38          05/15/2008           23,125
       19,998   NATIONAL CITY BANK+/-                                                     5.46          09/04/2007           20,000
      143,314   NATIONWIDE BUILDING SOCIETY+++/-                                          5.48          07/20/2007          143,389
       93,318   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32          05/09/2007           92,815
      249,981   NORTHERN ROCK PLC+++/-SS.                                                 5.34          05/05/2008          250,004
       72,213   PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30          04/15/2007           72,213
       24,998   PICAROS FUNDING PLC++                                                     5.29          06/22/2007           24,703
      142,489   PREMIUM ASSET TRUST+++/-                                                  5.47          12/21/2007          142,689
      124,991   PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37          12/16/2007          124,991
       94,993   PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37          08/27/2007           94,993
       20,223   RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34          09/24/2007           20,227
       62,850   REGENCY MARKETS #1 LLC++                                                  5.28          05/15/2007           62,457
      174,987   SAINT GERMAIN FUNDING                                                     5.31          04/19/2007          174,553
      114,991   SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39          04/11/2008          114,991
       19,998   SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26          08/20/2007           19,593
       99,992   SLM CORPORATION+++/-SS.                                                   5.32          05/12/2008          100,002
        9,999   STANFIELD VICTORIA FUNDING LLC++                                          5.27          04/16/2007            9,979
       94,793   STANFIELD VICTORIA FUNDING LLC++                                          5.31          04/25/2007           94,475
       88,823   TASMAN FUNDING INCORPORATED++                                             5.29          04/04/2007           88,797
       28,903   TRAVELERS INSURANCE COMPANY+/-                                            5.39          02/08/2008           28,902
      124,991   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33          06/15/2007          125,001
      124,991   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34          05/08/2008          125,004
       14,999   VERSAILLES CDS LLC++                                                      5.33          04/16/2007           14,968
      249,981   VETRA FINANCE CORPORATION                                                 5.31          06/12/2007          247,399
      113,056   WHISTLEJACKET CAPITAL LIMITED                                             5.30          04/23/2007          112,710

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      29,998   WINDMILL FUNDING CORPORATION                                              5.38%         04/02/2007    $      29,998
       87,493   WORLD OMNI VEHICLE LEASING++                                              5.30          04/18/2007           87,286
       49,996   WORLD OMNI VEHICLE LEASING++                                              5.36          04/19/2007           49,872

                                                                                                                         15,315,617
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,719,397)                                                               15,719,397
                                                                                                                      -------------

SHARES
SHORT-TERM INVESTMENTS - 3.62%
    6,637,065   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              6,637,065

TOTAL SHORT-TERM INVESTMENTS (COST $6,637,065)                                                                            6,637,065
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $180,169,105)*                          110.57%                                                                 $ 202,818,258
OTHER ASSETS AND LIABILITIES, NET             (10.57)                                                                   (19,388,999)
                                              ------                                                                  -------------

TOTAL NET ASSETS                              100.00%                                                                 $ 183,429,259
                                              ======                                                                  =============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,637,065.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 99.89%

AMUSEMENT & RECREATION SERVICES - 0.50%
     10,300  TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                     $      224,540
                                                                                                                  --------------

APPAREL & ACCESSORY STORES - 3.20%
     12,900  AEROPOSTALE INCORPORATED+                                                                                   518,967
     13,400  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       386,858
      9,400  J. CREW GROUP INCORPORATED                                                                                  377,598
      2,900  UNDER ARMOUR INCORPORATED+<<                                                                                148,770

                                                                                                                       1,432,193
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 6.27%
     28,400  GUESS? INCORPORATED                                                                                       1,149,916
      7,700  PHILLIPS-VAN HEUSEN CORPORATION                                                                             452,760
     19,300  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       647,901
     19,400  WARNACO GROUP INCORPORATED                                                                                  550,960

                                                                                                                       2,801,537
                                                                                                                  --------------
BUSINESS SERVICES - 17.98%
      4,800  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+<<                                                             128,688
     36,000  APPLIX INCORPORATED                                                                                         482,760
      8,900  CAPELLA EDUCATION COMPANY+                                                                                  298,506
     22,900  COMSYS IT PARTNERS INCORPORATED                                                                             455,710
     31,300  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                         546,498
     25,000  DEALERTRACK HOLDINGS INCORPORATED+                                                                          768,000
      5,300  DIGITAL RIVER INCORPORATED+<<                                                                               292,825
     15,900  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                          214,809
     21,400  FALCONSTOR SOFTWARE INCORPORATED<<                                                                          222,988
     13,200  HURON CONSULTING GROUP INCORPORATED+                                                                        803,088
     29,000  INFOCROSSING INCORPORATED<<                                                                                 431,230
     30,728  OMNICELL INCORPORATED+                                                                                      642,830
     31,800  ON ASSIGNMENT INCORPORATED+                                                                                 394,638
     32,500  PHASE FORWARD INCORPORATED+                                                                                 426,725
     22,700  SALARY.COM INCORPORATED                                                                                     252,651
     22,900  SHANDA INTERACTIVE ENTERTAINMENT LIMITED<<                                                                  614,865
     35,500  SUMTOTAL SYSTEMS INCORPORATED                                                                               283,290
     19,600  VIGNETTE CORPORATION+                                                                                       363,972
     20,500  VOCUS INCORPORATED                                                                                          412,665

                                                                                                                       8,036,738
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 7.09%
     33,400  AMERICAN ORIENTAL BIOENGINEERING INCORPORATED<<                                                             313,626
     28,400  BIOMARIN PHARMACEUTICAL INCORPORATED<<                                                                      490,184
     10,000  DIGENE CORPORATION+                                                                                         424,100
     23,700  FUEL TECH INCORPORATED                                                                                      584,205
     19,600  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                                 858,088
     26,300  PHYSICIANS FORMULA HOLDING INCORPORATED                                                                     496,544

                                                                                                                       3,166,747
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMUNICATIONS - 2.66%
     19,600  CBEYOND INCORPORATED<<                                                                               $      574,868
      9,300  LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                   613,614

                                                                                                                       1,188,482
                                                                                                                  --------------
COMMUNICATIONS EQUIPMENT - 3.57%
     19,100  COMMSCOPE INCORPORATED<<                                                                                    819,390
     14,500  GENERAL CABLE CORPORATION<<                                                                                 774,735

                                                                                                                       1,594,125
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.66%
     29,500  QUANTA SERVICES INCORPORATED<<                                                                              743,990
                                                                                                                  --------------
EATING & DRINKING PLACES - 2.18%
      6,200  CHIPOTLE MEXICAN GRILL INCORPORATED<<                                                                       385,020
      8,500  JACK IN THE BOX INCORPORATED+                                                                               587,605

                                                                                                                         972,625
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.94%
     22,300  ATHEROS COMMUNICATIONS INCORPORATED<<                                                                       533,639
      8,448  COMTECH GROUP INCORPORATED<<                                                                                147,671
     11,100  DIODES INCORPORATED+<<                                                                                      386,835
     16,400  HOUSTON WIRE & CABLE COMPANY+<<                                                                             459,528
     13,200  NICE SYSTEMS LIMITED SPONSORED ADR                                                                          449,064
     17,100  OPNEXT INCORPORATED+                                                                                        252,909
     18,200  OPTIUM CORPORATION+                                                                                         353,262
     23,700  SILICON MOTION TECHNOLOGY CORPORATION                                                                       533,724
     32,200  ULTRA CLEAN HOLDINGS INCORPORATED+                                                                          557,060
      6,000  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                     320,280

                                                                                                                       3,993,972
                                                                                                                  --------------
FOOD STORES - 0.49%
     12,700  SUSSER HOLDINGS CORPORATION<<                                                                               220,345
                                                                                                                  --------------
FOOTWEAR - 4.43%
     21,000  CROCS INCORPORATED+<<                                                                                       992,250
     13,900  DECKERS OUTDOOR CORPORATION+                                                                                987,178

                                                                                                                       1,979,428
                                                                                                                  --------------
HEALTH SERVICES - 3.12%
     15,600  BIO-REFERENCE LABORATORIES INCORPORATED                                                                     396,240
     13,100  EMERGENCY MEDICAL SERVICES CORPORATION                                                                      385,926
     18,900  LHC GROUP INCORPORATED<<                                                                                    612,927

                                                                                                                       1,395,093
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.34%
     15,300  ACME PACKET INCORPORATED                                                                                    226,134
      8,200  GAMESTOP CORPORATION CLASS A                                                                                267,074
     13,000  MICROS SYSTEMS INCORPORATED+<<                                                                              701,870
     72,700  NUANCE COMMUNICATIONS INCORPORATED+<<                                                                     1,113,037

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     13,300  THE MIDDLEBY CORPORATION                                                                             $    1,753,472
     27,400  VERIFONE HOLDINGS INCORPORATED                                                                            1,006,402

                                                                                                                       5,067,989
                                                                                                                  --------------
INSURANCE CARRIERS - 0.63%
     17,250  CASTLEPOINT HOLDINGS LIMITED<<                                                                              282,038
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.62%
     14,250  ACCURAY INCORPORATED<<                                                                                      316,920
     26,100  HOLOGIC INCORPORATED+                                                                                     1,504,404
     26,700  ICON PLC                                                                                                  1,137,420

                                                                                                                       2,958,744
                                                                                                                  --------------
Medical Equipment & Supplies - 2.21%
     12,800  CONCEPTUS INCORPORATED+                                                                                     256,000
     25,300  CYNOSURE INCORPORATED                                                                                       729,905

                                                                                                                         985,905
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 2.70%
      8,800  DICK'S SPORTING GOODS INCORPORATED<<                                                                        512,688
      2,600  NUTRI SYSTEM INCORPORATED+                                                                                  136,266
     13,900  ZUMIEZ INCORPORATED+<<                                                                                      557,668

                                                                                                                       1,206,622
                                                                                                                  --------------
OIL & GAS EXTRACTION - 5.32%
     28,500  ARENA RESOURCES INCORPORATED                                                                              1,428,420
     25,300  CNX GAS CORPORATION<<                                                                                       716,749
     44,600  KODIAK OIL & GAS CORPORATION                                                                                232,812

                                                                                                                       2,377,981
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.52%
     14,700  WORLD FUEL SERVICES CORPORATION                                                                             680,022
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.03%
      6,200  CONSOLIDATED GRAPHICS INCORPORATED+                                                                         459,110
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.84%
      8,900  FCSTONE GROUP INCORPORATED+                                                                                 332,148
     13,500  KNIGHT CAPITAL GROUP INCORPORATED CLASS A                                                                   213,840
     43,200  MARKETAXESS HOLDINGS INCORPORATED+<<                                                                        723,168

                                                                                                                       1,269,156
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.40%
     26,400  FORCE PROTECTION INCORPORATED<<                                                                             495,264
      5,700  SPARTAN MOTORS INCORPORATED                                                                                 132,297

                                                                                                                         627,561
                                                                                                                  --------------
WATER TRANSPORTATION - 0.53%
      7,600  AMERICAN COMMERCIAL LINES INCORPORATED<<                                                                    239,020
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 1.66%
      9,300  WIMM-BILL-DANN FOODS OJSC ADR                                                                        $      742,696
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $42,292,383)                                                                                44,646,659
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 34.90%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.90%
    400,690  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      400,690
                                                                                                                  --------------
PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 34.00%
$    44,652  AMERICAN GENERAL FINANCE CORPORATION+++/-                                  5.37%       03/14/2008            44,658
    228,595  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007           228,700
     43,412  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.37        04/23/2007            43,279
    124,034  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                          5.30        04/25/2007           124,035
    124,034  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.39        10/25/2007           124,040
    124,034  BANCO SANTANDER TOTTA LOAN+++/-SS.                                         5.32        05/16/2008           124,046
    372,102  BANK OF AMERICA NA SERIES BKNT+/-                                          5.49        06/19/2007           372,132
    198,455  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $198,545)                                                  5.49        04/02/2007           198,455
    272,875  BUCKINGHAM II CDO LLC                                                      5.32        04/26/2007           271,920
     59,536  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        05/31/2007            59,025
     99,227  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/07/2007            98,274
     99,227  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/03/2007            98,780
    124,034  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/23/2007           123,114
     49,614  CAIRN HIGH GRADE FUNDING I LLC                                             5.32        06/04/2007            49,159
    128,995  CAIRN HIGH GRADE FUNDING I LLC++                                           5.32        06/21/2007           127,494
    248,068  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/07/2007           245,684
    141,835  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        05/16/2007           140,928
     11,843  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        04/13/2007            11,824
    164,519  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        05/21/2007           163,346
     94,266  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        06/14/2007            93,264
     68,005  CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/12/2007            67,303
     17,995  CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/13/2007            17,806
      5,631  CHEYNE FINANCE LLC                                                         5.26        04/18/2007             5,618
     49,614  CHEYNE FINANCE LLC                                                         5.31        06/19/2007            49,051
     22,128  CHEYNE FINANCE LLC                                                         5.32        05/14/2007            21,992
    322,489  CHEYNE FINANCE LLC+++/-                                                    5.34        02/25/2008           322,395
    124,034  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.33        07/16/2007           124,048
     49,614  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007            49,645
     53,012  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007            53,063
     54,699  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007            54,766
  1,736,477  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,737,271)                 5.49        04/02/2007         1,736,477
     24,807  COMERICA BANK+/-                                                           5.32        02/08/2008            24,708
    275,896  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                               5.38        04/10/2007           275,574
    111,631  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.30        04/12/2007           111,468
    148,841  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.32        04/20/2007           148,451
    124,034  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008           123,996
    248,068  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                              5.28        06/25/2007           248,063

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   399,291  DEER VALLEY FUNDING LLC++                                                 5.29%        04/19/2007    $      398,300
    186,051  DEER VALLEY FUNDING LLC++                                                 5.29         05/15/2007           184,886
     69,886  DEER VALLEY FUNDING LLC++                                                 5.31         04/11/2007            69,794
     74,420  DEER VALLEY FUNDING LLC                                                   5.34         05/07/2007            74,042
  1,536,583  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,537,286)             5.49         04/02/2007         1,536,583
    248,068  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50         06/13/2007           248,103
     32,358  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29         07/06/2007            31,911
    153,857  FOX TROT CDO LIMITED++                                                    5.31         04/24/2007           153,363
     61,992  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007            62,013
     99,227  GEORGE STREET FINANCE LLC++                                               5.33         04/30/2007            98,822
    248,068  GREENWICH CAPITAL HOLDINGS                                                5.44         04/03/2007           248,031
    124,034  HARRIER FINANCE FUNDING LLC+++/-                                          5.31         01/11/2008           124,030
      9,923  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54         05/15/2007             9,924
      6,738  HUDSON-THAMES LLC++                                                       5.26         04/04/2007             6,736
     37,200  HUDSON-THAMES LLC                                                         5.29         04/30/2007            37,049
    173,648  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007           173,676
    322,489  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007           322,489
    124,034  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32         04/24/2008           124,040
     29,768  K2 (USA) LLC+++/-                                                         5.30         07/16/2007            29,771
     49,614  K2 (USA) LLC+++/-                                                         5.33         09/28/2007            49,614
    496,136  KEEL CAPITAL INCORPORATED++                                               5.30         04/12/2007           495,412
     15,092  KESTREL FUNDING US LLC                                                    5.29         05/21/2007            14,985
    160,292  KLIO III FUNDING CORPORATION++                                            5.31         04/24/2007           159,777
     62,017  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007            62,019
    187,277  LIBERTY HARBOUR CDO II LIMITED++                                          5.30         04/27/2007           186,593
     17,365  LIBERTY HARBOUR CDO II LIMITED++                                          5.39         04/13/2007            17,337
    104,685  METLIFE GLOBAL FUNDING I+++/-                                             5.43         10/05/2007           104,736
    124,034  MORGAN STANLEY+/-                                                         5.36         07/12/2007           124,034
    182,132  MORGAN STANLEY+/-                                                         5.48         07/27/2007           182,195
    124,034  MORGAN STANLEY+/-                                                         5.51         08/07/2007           124,034
  1,091,500  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $1,091,999)           5.49         04/02/2007         1,091,500
     22,946  MORGAN STANLEY SERIES EXL+/-SS.                                           5.38         05/15/2008            22,948
     19,845  NATIONAL CITY BANK+/-                                                     5.46         09/04/2007            19,847
    142,217  NATIONWIDE BUILDING SOCIETY+++/-                                          5.48         07/20/2007           142,291
     92,604  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32         05/09/2007            92,105
    248,068  NORTHERN ROCK PLC+++/-SS.                                                 5.34         05/05/2008           248,091
     71,660  PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30         04/15/2007            71,660
     24,807  PICAROS FUNDING PLC++                                                     5.29         06/22/2007            24,514
    141,399  PREMIUM ASSET TRUST+++/-                                                  5.47         12/21/2007           141,597
    124,034  PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37         12/16/2007           124,034
     94,266  PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37         08/27/2007            94,266
     20,069  RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34         09/24/2007            20,073
     62,369  REGENCY MARKETS #1 LLC++                                                  5.28         05/15/2007            61,979
    173,648  SAINT GERMAIN FUNDING                                                     5.31         04/19/2007           173,217
    114,111  SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39         04/11/2008           114,111
     19,845  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26         08/20/2007            19,443
     99,227  SLM CORPORATION+++/-SS.                                                   5.32         05/12/2008            99,237

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     9,923  STANFIELD VICTORIA FUNDING LLC++                                          5.27%        04/16/2007    $        9,902
     94,067  STANFIELD VICTORIA FUNDING LLC++                                          5.31         04/25/2007            93,752
     88,144  TASMAN FUNDING INCORPORATED++                                             5.29         04/04/2007            88,118
     28,682  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008            28,681
    124,034  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33         06/15/2007           124,044
    124,034  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34         05/08/2008           124,048
     14,884  VERSAILLES CDS LLC++                                                      5.33         04/16/2007            14,854
    248,068  VETRA FINANCE CORPORATION                                                 5.31         06/12/2007           245,506
    112,191  WHISTLEJACKET CAPITAL LIMITED                                             5.30         04/23/2007           111,848
     29,768  WINDMILL FUNDING CORPORATION                                              5.38         04/02/2007            29,768
     86,824  WORLD OMNI VEHICLE LEASING++                                              5.30         04/18/2007            86,622
     49,614  WORLD OMNI VEHICLE LEASING++                                              5.36         04/19/2007            49,487

                                                                                                                      15,198,423
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,599,113)                                                            15,599,113
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $57,891,496)*                         134.79%                                                               $   60,245,772
OTHER ASSETS AND LIABILITIES, NET           (34.79)                                                                  (15,549,520)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   44,696,252
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.40%

BUSINESS SERVICES - 2.04%
    233,200  CISCO SYSTEMS INCORPORATED+                                                                          $    5,953,596
    380,900  MICROSOFT CORPORATION                                                                                    10,615,683

                                                                                                                      16,569,279
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 12.93%
    247,375  ABBOTT LABORATORIES                                                                                      13,803,525
    108,372  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     8,007,607
     83,400  COLGATE-PALMOLIVE COMPANY                                                                                 5,570,286
    389,834  E.I. DU PONT DE NEMOURS & COMPANY                                                                        19,269,495
    159,015  JOHNSON & JOHNSON                                                                                         9,582,244
    625,735  PFIZER INCORPORATED                                                                                      15,806,066
    283,260  PROCTER & GAMBLE COMPANY                                                                                 17,890,702
    136,981  ROHM & HAAS COMPANY                                                                                       7,084,657
    161,500  WYETH                                                                                                     8,079,845

                                                                                                                     105,094,427
                                                                                                                  --------------
COMMUNICATIONS - 4.98%
     83,350  ALLTEL CORPORATION                                                                                        5,167,700
    429,515  AT&T INCORPORATED                                                                                        16,935,776
    443,786  VERIZON COMMUNICATIONS INCORPORATED                                                                      16,828,365
    103,683  WINDSTREAM CORPORATION                                                                                    1,523,103

                                                                                                                      40,454,944
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 14.06%

    514,530  BANK OF AMERICA CORPORATION                                                                              26,251,321
    646,390  CITIGROUP INCORPORATED<<                                                                                 33,185,663
    100,525  FIFTH THIRD BANCORP                                                                                       3,889,312
    424,565  JPMORGAN CHASE & COMPANY                                                                                 20,540,455
    334,031  US BANCORP                                                                                               11,681,064
    339,065  WACHOVIA CORPORATION                                                                                     18,665,528

                                                                                                                     114,213,343
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.25%
    224,670  MCDONALD'S CORPORATION                                                                                   10,121,384
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 6.90%
      1,850  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                 90,188
     97,958  DOMINION RESOURCES INCORPORATED<<                                                                         8,695,732
      2,700  EDISON INTERNATIONAL                                                                                        132,651
      2,300  EXELON CORPORATION                                                                                          158,033
    148,645  FIRSTENERGY CORPORATION<<                                                                                 9,846,245
    225,870  FPL GROUP INCORPORATED<<                                                                                 13,816,468
     47,500  KINDER MORGAN INCORPORATED                                                                                5,056,375
    332,000  MDU RESOURCES GROUP INCORPORATED                                                                          9,541,680
    105,315  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              8,745,358

                                                                                                                      56,082,730
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.46%
    277,150  EMERSON ELECTRIC COMPANY                                                                             $   11,942,394
    698,094  GENERAL ELECTRIC COMPANY                                                                                 24,684,604
    366,260  MOTOROLA INCORPORATED<<                                                                                   6,471,814
    410,770  NOKIA OYJ ADR                                                                                             9,414,848

                                                                                                                      52,513,660
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.11%
    217,660  FORTUNE BRANDS INCORPORATED                                                                              17,155,961
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.59%
    203,495  PEPSICO INCORPORATED                                                                                     12,934,142
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 2.72%
    114,804  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                                5,171,920
    285,145  TARGET CORPORATION                                                                                       16,897,693

                                                                                                                      22,069,613
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.98%
    101,791  3M COMPANY                                                                                                7,779,886
    332,795  HEWLETT-PACKARD COMPANY                                                                                  13,358,391
    471,950  INTEL CORPORATION                                                                                         9,028,404
    109,542  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            10,325,429

                                                                                                                      40,492,110
                                                                                                                  --------------
INSURANCE CARRIERS - 9.10%
    201,095  ALLSTATE CORPORATION                                                                                     12,077,766
    273,893  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                18,411,087
    232,130  METLIFE INCORPORATED                                                                                     14,659,010
    399,550  TRAVELERS COMPANIES INCORPORATED                                                                         20,684,704
    100,000  WELLPOINT INCORPORATED+                                                                                   8,110,000

                                                                                                                      73,942,567
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.52%
     54,459  BECTON DICKINSON & COMPANY                                                                                4,187,353
                                                                                                                  --------------
MOTION PICTURES - 1.65%
    388,250  TIME WARNER INCORPORATED                                                                                  7,656,290
    168,090  WALT DISNEY COMPANY                                                                                       5,787,339

                                                                                                                      13,443,629
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.54%
     88,900  AMERICAN CAPITAL STRATEGIES LIMITED                                                                       3,939,159
    227,860  AMERICAN EXPRESS COMPANY                                                                                 12,851,304
     78,000  CAPITAL ONE FINANCIAL CORPORATION                                                                         5,885,880
    162,000  CAPITALSOURCE INCORPORATED                                                                                4,071,060
     59,000  COUNTRYWIDE FINANCIAL CORPORATION                                                                         1,984,760

                                                                                                                      28,732,163
                                                                                                                  --------------
OIL & GAS EXTRACTION - 1.54%
      2,000  ANADARKO PETROLEUM CORPORATION                                                                               85,960

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (CONTINUED)
    259,200  HALLIBURTON COMPANY<<                                                                                $    8,227,008
      2,200  SCHLUMBERGER LIMITED                                                                                        152,020
     68,775  TIDEWATER INCORPORATED<<                                                                                  4,028,840

                                                                                                                      12,493,828
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 12.19%
    114,158  BP PLC ADR                                                                                                7,391,731
    354,270  CHEVRON CORPORATION                                                                                      26,201,809
    326,250  CONOCOPHILLIPS<<                                                                                         22,299,188
    440,386  EXXON MOBIL CORPORATION<<                                                                                33,227,124
     80,000  MARATHON OIL CORPORATION                                                                                  7,906,400
     31,125  VALERO ENERGY CORPORATION                                                                                 2,007,251

                                                                                                                      99,033,503
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.40%
     54,647  AMERIPRISE FINANCIAL INCORPORATED                                                                         3,122,530
     25,450  GOLDMAN SACHS GROUP INCORPORATED                                                                          5,258,734
     48,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                      3,920,160
    298,175  MORGAN STANLEY                                                                                           23,484,263

                                                                                                                      35,785,687
                                                                                                                  --------------
TOBACCO PRODUCTS - 1.79%
    165,800  ALTRIA GROUP INCORPORATED                                                                                14,558,898
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.86%
    288,780  HONEYWELL INTERNATIONAL INCORPORATED                                                                     13,301,206
    152,600  UNITED TECHNOLOGIES CORPORATION                                                                           9,919,000

                                                                                                                      23,220,206
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.79%
    189,900  SYSCO CORPORATION                                                                                         6,424,312
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $575,692,215)                                                                              799,523,739
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 12.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.32%
  2,609,159  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    2,609,159
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.18%
  $ 290,761  AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%        03/14/2008           290,798
  1,488,532  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         08/16/2007         1,489,217
    282,684  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37         04/23/2007           281,819
    807,668  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30         04/25/2007           807,676
    807,668  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39         10/25/2007           807,708
    807,668  BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32         05/16/2008           807,749
  2,423,004  BANK OF AMERICA NA SERIES BKNT+/-                                         5.49         06/19/2007         2,423,198
  1,292,269  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $1,292,860)                                                         5.49         04/02/2007         1,292,269

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,776,870  BUCKINGHAM II CDO LLC                                                     5.32%        04/26/2007    $    1,770,651
    387,681  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         05/31/2007           384,350
    646,134  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/07/2007           639,925
    646,134  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/03/2007           643,220
    807,668  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/23/2007           801,675
    323,067  CAIRN HIGH GRADE FUNDING I LLC                                            5.32         06/04/2007           320,105
    839,975  CAIRN HIGH GRADE FUNDING I LLC++                                          5.32         06/21/2007           830,197
  1,615,336  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         06/07/2007         1,599,813
    923,585  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         05/16/2007           917,674
     77,116  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         04/13/2007            76,993
  1,071,291  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         05/21/2007         1,063,653
    613,828  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         06/14/2007           607,303
    442,828  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/12/2007           438,254
    117,176  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/13/2007           115,948
     36,668  CHEYNE FINANCE LLC                                                        5.26         04/18/2007            36,583
    323,067  CHEYNE FINANCE LLC                                                        5.31         06/19/2007           319,400
    144,088  CHEYNE FINANCE LLC                                                        5.32         05/14/2007           143,208
  2,099,937  CHEYNE FINANCE LLC+++/-                                                   5.34         02/25/2008         2,099,328
    807,668  CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33         07/16/2007           807,757
    323,067  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007           323,271
    345,197  CIT GROUP INCORPORATED+/-                                                 5.57         09/20/2007           345,525
    356,182  CIT GROUP INCORPORATED+/-                                                 5.59         11/23/2007           356,616
 11,307,353  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $11,312,526)               5.49         04/02/2007        11,307,353
    161,534  COMERICA BANK+/-                                                          5.32         02/08/2008           160,887
  1,796,545  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38         04/10/2007         1,794,443
    726,901  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30         04/12/2007           725,840
    969,202  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32         04/20/2007           966,662
    807,668  CULLINAN FINANCE CORPORATION+++/-                                         5.32         02/12/2008           807,418
  1,615,336  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28         06/25/2007         1,615,304
  2,600,045  DEER VALLEY FUNDING LLC++                                                 5.29         04/19/2007         2,593,597
  1,211,502  DEER VALLEY FUNDING LLC++                                                 5.29         05/15/2007         1,203,918
    455,073  DEER VALLEY FUNDING LLC++                                                 5.31         04/11/2007           454,476
    484,601  DEER VALLEY FUNDING LLC                                                   5.34         05/07/2007           482,134
 10,005,710  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $10,010,287)            5.49         04/02/2007        10,005,709
  1,615,336  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50         06/13/2007         1,615,562
    210,704  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29         07/06/2007           207,797
  1,001,864  FOX TROT CDO LIMITED++                                                    5.31         04/24/2007           998,648
    403,673  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007           403,806
    646,134  GEORGE STREET FINANCE LLC++                                               5.33         04/30/2007           643,498
  1,615,336  GREENWICH CAPITAL HOLDINGS                                                5.44         04/03/2007         1,615,094
    807,668  HARRIER FINANCE FUNDING LLC+++/-                                          5.31         01/11/2008           807,644
     64,613  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54         05/15/2007            64,619
     43,873  HUDSON-THAMES LLC++                                                       5.26         04/04/2007            43,860
    242,236  HUDSON-THAMES LLC                                                         5.29         04/30/2007           241,247
  1,130,735  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007         1,130,916
  2,099,937  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007         2,099,937

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   807,668  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32%        04/24/2008    $      807,708
    193,840  K2 (USA) LLC+++/-                                                         5.30         07/16/2007           193,860
    323,067  K2 (USA) LLC+++/-                                                         5.33         09/28/2007           323,067
  3,230,672  KEEL CAPITAL INCORPORATED++                                               5.30         04/12/2007         3,225,955
     98,277  KESTREL FUNDING US LLC                                                    5.29         05/21/2007            97,576
  1,043,766  KLIO III FUNDING CORPORATION++                                            5.31         04/24/2007         1,040,415
    403,834  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007           403,846
  1,219,482  LIBERTY HARBOUR CDO II LIMITED++                                          5.30         04/27/2007         1,215,031
    113,074  LIBERTY HARBOUR CDO II LIMITED++                                          5.39         04/13/2007           112,893
    681,672  METLIFE GLOBAL FUNDING I+++/-                                             5.43         10/05/2007           682,006
    807,668  MORGAN STANLEY+/-                                                         5.36         07/12/2007           807,668
  1,185,980  MORGAN STANLEY+/-                                                         5.48         07/27/2007         1,186,395
    807,668  MORGAN STANLEY+/-                                                         5.51         08/07/2007           807,668
  7,107,479  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $7,110,731)           5.49         04/02/2007         7,107,479
    149,419  MORGAN STANLEY SERIES EXL+/-SS.                                           5.38         05/15/2008           149,428
    129,227  NATIONAL CITY BANK+/-                                                     5.46         09/04/2007           129,240
    926,072  NATIONWIDE BUILDING SOCIETY+++/-                                          5.48         07/20/2007           926,554
    603,005  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32         05/09/2007           599,755
  1,615,336  NORTHERN ROCK PLC+++/-SS.                                                 5.34         05/05/2008         1,615,482
    466,628  PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30         04/15/2007           466,628
    161,534  PICAROS FUNDING PLC++                                                     5.29         06/22/2007           159,629
    920,742  PREMIUM ASSET TRUST+++/-                                                  5.47         12/21/2007           922,031
    807,668  PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37         12/16/2007           807,668
    613,828  PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37         08/27/2007           613,828
    130,681  RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34         09/24/2007           130,706
    406,128  REGENCY MARKETS #1 LLC++                                                  5.28         05/15/2007           403,585
  1,130,735  SAINT GERMAIN FUNDING                                                     5.31         04/19/2007         1,127,931
    743,055  SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39         04/11/2008           743,055
    129,227  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26         08/20/2007           126,604
    646,134  SLM CORPORATION+++/-SS.                                                   5.32         05/12/2008           646,199
     64,613  STANFIELD VICTORIA FUNDING LLC++                                          5.27         04/16/2007            64,482
    612,535  STANFIELD VICTORIA FUNDING LLC++                                          5.31         04/25/2007           610,483
    573,961  TASMAN FUNDING INCORPORATED++                                             5.29         04/04/2007           573,795
    186,765  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008           186,761
    807,668  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33         06/15/2007           807,733
    807,668  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34         05/08/2008           807,757
     96,920  VERSAILLES CDS LLC++                                                      5.33         04/16/2007            96,722
  1,615,336  VETRA FINANCE CORPORATION                                                 5.31         06/12/2007         1,598,650
    730,552  WHISTLEJACKET CAPITAL LIMITED                                             5.30         04/23/2007           728,316
    193,840  WINDMILL FUNDING CORPORATION                                              5.38         04/02/2007           193,840
    565,368  WORLD OMNI VEHICLE LEASING++                                              5.30         04/18/2007           564,050
    323,067  WORLD OMNI VEHICLE LEASING++                                              5.36         04/19/2007           322,266

                                                                                                                      98,966,997
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $101,576,156)                                                          101,576,156
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 0.95%
  7,754,418  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $    7,754,418

TOTAL SHORT-TERM INVESTMENTS (COST $7,754,418)                                                                         7,754,418
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $685,022,789)*                        111.85%                                                               $  908,854,313
OTHER ASSETS AND LIABILITIES, NET           (11.85)                                                                  (96,284,130)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  812,570,183
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,754,418.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 99.10%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.95%
     95,100  PHILLIPS-VAN HEUSEN CORPORATION<<                                                                    $    5,591,880
                                                                                                                  --------------
BIOPHARMACEUTICALS - 0.53%
     40,800  GILEAD SCIENCES INCORPORATED+                                                                             3,121,200
                                                                                                                  --------------
BUSINESS SERVICES - 1.61%
    164,300  CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                                    3,460,158
    474,900  SUN MICROSYSTEMS INCORPORATED+                                                                            2,854,149
    121,200  SYNOPSYS INCORPORATED+                                                                                    3,179,076

                                                                                                                       9,493,383
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 7.88%
    266,900  CELANESE CORPORATION CLASS A                                                                              8,231,196
     83,600  E.I. DU PONT DE NEMOURS & COMPANY                                                                         4,132,348
    233,000  MERCK & COMPANY INCORPORATED                                                                             10,291,610
    580,000  PFIZER INCORPORATED                                                                                      14,650,800
    144,900  PROCTER & GAMBLE COMPANY                                                                                  9,151,884

                                                                                                                      46,457,838
                                                                                                                  --------------
COMMUNICATIONS - 7.84%
     83,100  AMERICA MOVIL SA DE CV ADR SERIES L                                                                       3,971,349
    471,000  AT&T INCORPORATED                                                                                        18,571,530
    257,000  GRUPO TELEVISA SA ADR                                                                                     7,658,600
     76,000  IAC INTERACTIVECORP<<+                                                                                    2,865,960
    212,700  ROGERS COMMUNICATIONS INCORPORATED CLASS A                                                                6,968,052
    162,900  VERIZON COMMUNICATIONS INCORPORATED                                                                       6,177,168

                                                                                                                      46,212,659
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.93%
    178,200  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                          5,479,650
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 12.45%
    473,000  BANK OF AMERICA CORPORATION                                                                              24,132,460
    414,300  CITIGROUP INCORPORATED                                                                                   21,270,162
    330,000  JPMORGAN CHASE & COMPANY                                                                                 15,965,400
    186,000  KEYCORP                                                                                                   6,969,420
     91,000  WACHOVIA CORPORATION                                                                                      5,009,550

                                                                                                                      73,346,992
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.09%
    142,500  MCDONALD'S CORPORATION                                                                                    6,419,625
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 4.97%
    235,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             11,456,250
    196,000  COVANTA HOLDING CORPORATION+                                                                              4,347,280
    162,800  EDISON INTERNATIONAL                                                                                      7,998,364
    192,700  WILLIAMS COMPANIES INCORPORATED                                                                           5,484,242

                                                                                                                      29,286,136
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.60%
     64,400  COOPER INDUSTRIES LIMITED CLASS A                                                                    $    2,897,356
    150,000  GENERAL ELECTRIC COMPANY                                                                                  5,304,000
     62,000  HARRIS CORPORATION                                                                                        3,158,900
    108,800  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   6,591,104
    270,000  MICRON TECHNOLOGY INCORPORATED+                                                                           3,261,600

                                                                                                                      21,212,960
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.62%
    159,300  ARCHER DANIELS MIDLAND COMPANY                                                                            5,846,310
    174,200  H.J. HEINZ COMPANY                                                                                        8,208,304
     77,000  MOLSON COORS BREWING COMPANY                                                                              7,285,740

                                                                                                                      21,340,354
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 3.30%
     53,700  JC PENNEY COMPANY INCORPORATED<<                                                                          4,411,992
     36,100  SEARS HOLDINGS CORPORATION<<+                                                                             6,503,776
    181,400  WAL-MART STORES INCORPORATED                                                                              8,516,730

                                                                                                                      19,432,498
                                                                                                                  --------------
HEALTH SERVICES - 0.41%
     33,600  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      2,437,008
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.91%
    122,000  HEALTH CARE REIT INCORPORATED<<                                                                           5,355,800
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.74%
     21,000  CUMMINS INCORPORATED                                                                                      3,039,120
    178,700  HEWLETT-PACKARD COMPANY                                                                                   7,173,018
     46,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               4,335,960
     59,900  SPX CORPORATION                                                                                           4,204,980
     46,100  TEREX CORPORATION<<+                                                                                      3,308,136

                                                                                                                      22,061,214
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.49%
     76,400  AON CORPORATION                                                                                           2,900,144
                                                                                                                  --------------
INSURANCE CARRIERS - 9.13%
    104,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 6,990,880
     80,600  CIGNA CORPORATION                                                                                        11,498,396
     78,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            7,455,240
     83,000  LINCOLN NATIONAL CORPORATION                                                                              5,626,570
     85,600  PMI GROUP INCORPORATED                                                                                    3,870,832
    114,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                        10,289,640
    156,400  TRAVELERS COMPANIES INCORPORATED                                                                          8,096,828

                                                                                                                      53,828,386
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.42%
     33,900  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                           $    3,036,423
    114,200  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    5,338,850

                                                                                                                       8,375,273
                                                                                                                  --------------
METAL MINING - 1.80%
    160,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    10,590,400
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
    107,200  MATTEL INCORPORATED                                                                                       2,955,504
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 2.15%
     33,000  EXPRESS SCRIPTS INCORPORATED<<+                                                                           2,663,760
    119,200  OFFICEMAX INCORPORATED                                                                                    6,286,608
    137,000  RADIOSHACK CORPORATION<<                                                                                  3,703,110

                                                                                                                      12,653,478
                                                                                                                  --------------
MOTION PICTURES - 1.02%
    173,800  WALT DISNEY COMPANY                                                                                       5,983,934
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.48%
     83,300  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       2,802,212
                                                                                                                  --------------
OIL & GAS EXTRACTION - 3.65%
     70,000  ANADARKO PETROLEUM CORPORATION                                                                            3,008,600
    600,000  CHESAPEAKE ENERGY CORPORATION                                                                            18,528,000

                                                                                                                      21,536,600
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.84%
     75,300  CHEVRON CORPORATION                                                                                       5,569,188
    338,000  EXXON MOBIL CORPORATION                                                                                  25,502,100
     30,500  MARATHON OIL CORPORATION                                                                                  3,014,315
    187,600  VALERO ENERGY CORPORATION                                                                                12,098,324

                                                                                                                      46,183,927
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 1.06%
    144,000  STEEL DYNAMICS INCORPORATED                                                                               6,220,800
                                                                                                                  --------------
REAL ESTATE - 0.61%
     34,600  JONES LANG LASALLE INCORPORATED                                                                           3,608,088
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.21%
     89,100  AMERIPRISE FINANCIAL INCORPORATED                                                                         5,091,174
     73,300  BEAR STEARNS COMPANIES INCORPORATED                                                                      11,020,655
     75,500  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     5,290,285
    127,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                     10,372,090
     61,500  MORGAN STANLEY                                                                                            4,843,740

                                                                                                                      36,617,944
                                                                                                                  --------------
TOBACCO PRODUCTS - 2.23%
    150,000  ALTRIA GROUP INCORPORATED                                                                                13,171,500
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR - 0.70%
    108,800  UAL CORPORATION+                                                                                     $    4,152,896
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.05%
     63,600  GOODRICH CORPORATION                                                                                      3,274,128
    106,850  TRINITY INDUSTRIES INCORPORATED<<                                                                         4,479,152
     66,900  UNITED TECHNOLOGIES CORPORATION                                                                           4,348,500

                                                                                                                      12,101,780
                                                                                                                  --------------
TRAVEL & RECREATION - 0.75%
    189,900  EXPEDIA INCORPORATED<<+                                                                                   4,401,882
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 2.24%
    161,100  AMERISOURCEBERGEN CORPORATION                                                                             8,498,025
     80,200  MCKESSON CORPORATION                                                                                      4,694,908

                                                                                                                      13,192,933
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 0.94%
     80,800  KIMBERLY-CLARK CORPORATION                                                                                5,533,992
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $511,292,185)                                                                              584,060,870
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 5.58%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.15%
    844,028  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      844,028
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.43%
$    94,057  AMERICAN GENERAL FINANCE CORPORATION+++/-                                  5.37%       03/14/2008            94,069
    481,521  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007           481,742
     91,444  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.37        04/23/2007            91,165
    261,270  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                          5.30        04/25/2007           261,273
    261,270  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.39        10/25/2007           261,283
    261,270  BANCO SANTANDER TOTTA LOAN+++/-SS.                                         5.32        05/16/2008           261,296
    783,810  BANK OF AMERICA NA SERIES BKNT+/-                                          5.49        06/19/2007           783,873
    418,032  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $418,223)                                                            5.49        04/02/2007           418,032
    574,794  BUCKINGHAM II CDO LLC                                                      5.32        04/26/2007           572,782
    125,410  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        05/31/2007           124,332
    209,016  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/07/2007           207,007
    209,016  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/03/2007           208,073
    261,270  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/23/2007           259,331
    104,508  CAIRN HIGH GRADE FUNDING I LLC                                             5.32        06/04/2007           103,550
    271,721  CAIRN HIGH GRADE FUNDING I LLC++                                           5.32        06/21/2007           268,558
    522,540  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/07/2007           517,518
    298,767  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        05/16/2007           296,855
     24,946  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        04/13/2007            24,906
    346,548  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        05/21/2007           344,078
    198,565  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        06/14/2007           196,454
    143,249  CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/12/2007           141,769
     37,905  CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/13/2007            37,508
     11,862  CHEYNE FINANCE LLC                                                         5.26        04/18/2007            11,834

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   104,508  CHEYNE FINANCE LLC                                                         5.31%       06/19/2007    $      103,322
     46,611  CHEYNE FINANCE LLC                                                         5.32        05/14/2007            46,326
    679,302  CHEYNE FINANCE LLC+++/-                                                    5.34        02/25/2008           679,105
    261,270  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.33        07/16/2007           261,299
    104,508  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           104,574
    111,667  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007           111,773
    115,220  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007           115,361
  3,657,779  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,659,453)                 5.49        04/02/2007         3,657,779
     52,254  COMERICA BANK+/-                                                           5.32        02/08/2008            52,045
    581,158  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                               5.38        04/10/2007           580,478
    235,143  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                         5.30        04/12/2007           234,800
    313,524  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                         5.32        04/20/2007           312,703
    261,270  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008           261,189
    522,540  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                              5.28        06/25/2007           522,529
    841,080  DEER VALLEY FUNDING LLC++                                                  5.29        04/19/2007           838,994
    391,905  DEER VALLEY FUNDING LLC++                                                  5.29        05/15/2007           389,452
    147,210  DEER VALLEY FUNDING LLC++                                                  5.31        04/11/2007           147,017
    156,762  DEER VALLEY FUNDING LLC                                                    5.34        05/07/2007           155,964
  3,236,715  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $3,238,196)              5.49        04/02/2007         3,236,715
    522,540  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                  5.50        06/13/2007           522,613
     68,160  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        07/06/2007            67,219
    324,090  FOX TROT CDO LIMITED++                                                     5.31        04/24/2007           323,049
    130,583  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           130,626
    209,016  GEORGE STREET FINANCE LLC++                                                5.33        04/30/2007           208,163
    522,540  GREENWICH CAPITAL HOLDINGS                                                 5.44        04/03/2007           522,462
    261,270  HARRIER FINANCE FUNDING LLC+++/-                                           5.31        01/11/2008           261,262
     20,902  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                                5.54        05/15/2007            20,903
     14,192  HUDSON-THAMES LLC++                                                        5.26        04/04/2007            14,188
     78,360  HUDSON-THAMES LLC                                                          5.29        04/30/2007            78,040
    365,778  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           365,836
    679,302  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           679,302
    261,270  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 5.32        04/24/2008           261,283
     62,705  K2 (USA) LLC+++/-                                                          5.30        07/16/2007            62,711
    104,508  K2 (USA) LLC+++/-                                                          5.33        09/28/2007           104,508
  1,045,080  KEEL CAPITAL INCORPORATED++                                                5.30        04/12/2007         1,043,554
     31,791  KESTREL FUNDING US LLC                                                     5.29        05/21/2007            31,565
    337,644  KLIO III FUNDING CORPORATION++                                             5.31        04/24/2007           336,561
    130,635  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007           130,639
    394,486  LIBERTY HARBOUR CDO II LIMITED++                                           5.30        04/27/2007           393,046
     36,578  LIBERTY HARBOUR CDO II LIMITED++                                           5.39        04/13/2007            36,519
    220,512  METLIFE GLOBAL FUNDING I+++/-                                              5.43        10/05/2007           220,620
    261,270  MORGAN STANLEY+/-                                                          5.36        07/12/2007           261,270
    383,649  MORGAN STANLEY+/-                                                          5.48        07/27/2007           383,783
    261,270  MORGAN STANLEY+/-                                                          5.51        08/07/2007           261,270
  2,299,176  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $2,300,228)            5.49        04/02/2007         2,299,176
     48,335  MORGAN STANLEY SERIES EXL+/-SS.                                            5.38        05/15/2008            48,338
     41,803  NATIONAL CITY BANK+/-                                                      5.46        09/04/2007            41,807
    299,572  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007           299,728

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   195,064  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.32%       05/09/2007    $      194,013
    522,540  NORTHERN ROCK PLC+++/-SS.                                                  5.34        05/05/2008           522,587
    150,948  PARAGON MORTGAGES PLC SERIES 12A+++/-                                      5.30        04/15/2007           150,948
     52,254  PICAROS FUNDING PLC++                                                      5.29        06/22/2007            51,638
    297,848  PREMIUM ASSET TRUST+++/-                                                   5.47        12/21/2007           298,265
    261,270  PREMIUM ASSET TRUST SERIES 06-B+++/-                                       5.37        12/16/2007           261,270
    198,565  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.37        08/27/2007           198,565
     42,273  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.34        09/24/2007            42,282
    131,377  REGENCY MARKETS #1 LLC++                                                   5.28        05/15/2007           130,555
    365,778  SAINT GERMAIN FUNDING                                                      5.31        04/19/2007           364,871
    240,368  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.39        04/11/2008           240,368
     41,803  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.26        08/20/2007            40,955
    209,016  SLM CORPORATION+++/-SS.                                                    5.32        05/12/2008           209,037
     20,902  STANFIELD VICTORIA FUNDING LLC++                                           5.27        04/16/2007            20,859
    198,147  STANFIELD VICTORIA FUNDING LLC++                                           5.31        04/25/2007           197,483
    185,669  TASMAN FUNDING INCORPORATED++                                              5.29        04/04/2007           185,615
     60,416  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            60,415
    261,270  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                         5.33        06/15/2007           261,291
    261,270  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                      5.34        05/08/2008           261,299
     31,352  VERSAILLES CDS LLC++                                                       5.33        04/16/2007            31,288
    522,540  VETRA FINANCE CORPORATION                                                  5.31        06/12/2007           517,142
    236,324  WHISTLEJACKET CAPITAL LIMITED                                              5.30        04/23/2007           235,601
     62,705  WINDMILL FUNDING CORPORATION                                               5.38        04/02/2007            62,705
    182,889  WORLD OMNI VEHICLE LEASING++                                               5.30        04/18/2007           182,463
    104,508  WORLD OMNI VEHICLE LEASING++                                               5.36        04/19/2007           104,246

                                                                                                                      32,014,515
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,858,543)                                                            32,858,543
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 1.67%
  9,876,985  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              9,876,985

TOTAL SHORT-TERM INVESTMENTS (COST $9,876,985)                                                                         9,876,985
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $554,027,713)*                                             106.35%                                          $  626,796,398
OTHER ASSETS AND LIABILITIES, NET                                 (6.35)                                             (37,437,345)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  589,359,053
                                                                 ======                                           ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,876,985.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                  VALUE
COMMON STOCKS - 99.02%

AMUSEMENT & RECREATION SERVICES - 0.23%
     39,574  HARRAH'S ENTERTAINMENT INCORPORATED                                                                        $  3,342,024
     71,818  INTERNATIONAL GAME TECHNOLOGY                                                                                 2,900,011

                                                                                                                           6,242,035
                                                                                                                        ------------
APPAREL & ACCESSORY STORES - 0.48%
     18,736  ABERCROMBIE & FITCH COMPANY CLASS A                                                                           1,417,940
    111,867  GAP INCORPORATED                                                                                              1,925,231
     69,429  KOHL'S CORPORATION+                                                                                           5,318,956
     72,616  LIMITED BRANDS INCORPORATED<<                                                                                 1,892,373
     48,569  NORDSTROM INCORPORATED                                                                                        2,571,243

                                                                                                                          13,125,743
                                                                                                                        ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.16%
     23,033  JONES APPAREL GROUP INCORPORATED                                                                                707,804
     21,963  LIZ CLAIBORNE INCORPORATED                                                                                      941,115
     13,009  POLO RALPH LAUREN CORPORATION                                                                                 1,146,743
     19,117  VF CORPORATION                                                                                                1,579,447

                                                                                                                           4,375,109
                                                                                                                        ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
     31,959  AUTONATION INCORPORATED+<<                                                                                      678,809
     10,546  AUTOZONE INCORPORATED+                                                                                        1,351,364

                                                                                                                           2,030,173
                                                                                                                        ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
     12,891  RYDER SYSTEM INCORPORATED                                                                                       636,042
                                                                                                                        ------------
BIOPHARMACEUTICALS - 0.55%
     80,158  CELGENE CORPORATION+<<                                                                                        4,205,089
     55,933  GENZYME CORPORATION+                                                                                          3,357,099
     98,653  GILEAD SCIENCES INCORPORATED+                                                                                 7,546,955

                                                                                                                          15,109,143
                                                                                                                        ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
     25,358  CENTEX CORPORATION<<                                                                                          1,059,457
     57,966  D.R. HORTON INCORPORATED                                                                                      1,275,252
     16,318  KB HOME                                                                                                         696,289
     29,283  LENNAR CORPORATION CLASS A<<                                                                                  1,236,035
     45,114  PULTE HOMES INCORPORATED<<                                                                                    1,193,716

                                                                                                                           5,460,749
                                                                                                                        ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.02%
    433,298  HOME DEPOT INCORPORATED                                                                                      15,919,369
    323,303  LOWE'S COMPANIES INCORPORATED                                                                                10,180,811
     23,692  SHERWIN-WILLIAMS COMPANY                                                                                      1,564,620

                                                                                                                          27,664,800
                                                                                                                        ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                  VALUE
BUSINESS SERVICES - 7.39%
    124,935  ADOBE SYSTEMS INCORPORATED+                                                                                $  5,209,790
     21,000  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                            1,236,480
     49,192  AUTODESK INCORPORATED+                                                                                        1,849,619
    116,831  AUTOMATIC DATA PROCESSING INCORPORATED                                                                        5,654,620
     43,303  BMC SOFTWARE INCORPORATED+                                                                                    1,333,299
     87,331  CA INCORPORATED                                                                                               2,262,746
  1,282,362  CISCO SYSTEMS INCORPORATED+                                                                                  32,738,702
     38,340  CITRIX SYSTEMS INCORPORATED+                                                                                  1,228,030
     30,293  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                           2,673,963
     36,775  COMPUTER SCIENCES CORPORATION+                                                                                1,917,081
     68,839  COMPUWARE CORPORATION+                                                                                          653,282
     29,013  CONVERGYS CORPORATION+                                                                                          737,220
    241,237  EBAY INCORPORATED+                                                                                            7,997,007
     65,825  ELECTRONIC ARTS INCORPORATED+                                                                                 3,314,947
    109,220  ELECTRONIC DATA SYSTEMS CORPORATION                                                                           3,023,210
     26,508  EQUIFAX INCORPORATED                                                                                            966,217
     34,560  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                           1,571,098
    159,868  FIRST DATA CORPORATION                                                                                        4,300,449
     36,217  FISERV INCORPORATED+                                                                                          1,921,674
     46,213  GOOGLE INCORPORATED CLASS A+                                                                                 21,172,948
     41,431  IMS HEALTH INCORPORATED                                                                                       1,228,843
     99,512  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                                1,224,993
     72,730  INTUIT INCORPORATED+<<                                                                                        1,989,893
    120,854  JUNIPER NETWORKS INCORPORATED+<<                                                                              2,378,407
  1,829,529  MICROSOFT CORPORATION                                                                                        50,988,973
     27,278  MONSTER WORLDWIDE INCORPORATED+                                                                               1,292,159
     38,003  NCR CORPORATION+                                                                                              1,815,403
     71,975  NOVELL INCORPORATED+                                                                                            519,660
     35,477  OMNICOM GROUP INCORPORATED                                                                                    3,632,135
    847,179  ORACLE CORPORATION+<<                                                                                        15,359,355
          1  PARAMETRIC TECHNOLOGY CORPORATION+                                                                                    4
     35,662  ROBERT HALF INTERNATIONAL INCORPORATED                                                                        1,319,851
    764,477  SUN MICROSYSTEMS INCORPORATED+                                                                                4,594,507
    196,297  SYMANTEC CORPORATION+<<                                                                                       3,395,938
     73,301  UNISYS CORPORATION+<<                                                                                           617,927
     52,045  VERISIGN INCORPORATED+                                                                                        1,307,370
    259,206  YAHOO! INCORPORATED+<<                                                                                        8,110,556

                                                                                                                         201,538,356
                                                                                                                        ------------
CHEMICALS & ALLIED PRODUCTS - 10.47%
    327,610    ABBOTT LABORATORIES                                                                                        18,280,638
     45,954    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       3,395,541
    247,863    AMGEN INCORPORATED+                                                                                        13,850,584
     19,454    AVERY DENNISON CORPORATION                                                                                  1,250,114
     93,646    AVON PRODUCTS INCORPORATED                                                                                  3,489,250
     22,642    BARR PHARMACEUTICALS INCORPORATED+                                                                          1,049,457
     72,702    BIOGEN IDEC INCORPORATED+                                                                                   3,226,515
    428,756    BRISTOL-MYERS SQUIBB COMPANY                                                                               11,902,267

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                  VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     32,113  CLOROX COMPANY                                                                                             $  2,045,277
    109,003  COLGATE-PALMOLIVE COMPANY                                                                                     7,280,310
    203,641  DOW CHEMICAL COMPANY                                                                                          9,338,976
    196,201  E.I. DU PONT DE NEMOURS & COMPANY                                                                             9,698,215
     17,757  EASTMAN CHEMICAL COMPANY                                                                                      1,124,551
     37,780  ECOLAB INCORPORATED                                                                                           1,624,540
    209,467  ELI LILLY & COMPANY                                                                                          11,250,473
     24,686  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                   1,205,911
     67,484  FOREST LABORATORIES INCORPORATED+<<                                                                           3,471,377
     33,110  HOSPIRA INCORPORATED+                                                                                         1,354,199
     16,581  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                                 782,955
    614,443  JOHNSON & JOHNSON                                                                                            37,026,335
     51,633  KING PHARMACEUTICALS INCORPORATED+<<                                                                          1,015,621
     50,476  MEDIMMUNE INCORPORATED+<<                                                                                     1,836,822
    459,966  MERCK & COMPANY INCORPORATED                                                                                 20,316,698
    115,392  MONSANTO COMPANY                                                                                              6,341,944
     51,965  MYLAN LABORATORIES INCORPORATED                                                                               1,098,540
  1,504,626  PFIZER INCORPORATED                                                                                          38,006,853
     34,814  PPG INDUSTRIES INCORPORATED                                                                                   2,447,772
     68,017  PRAXAIR INCORPORATED                                                                                          4,282,350
    669,920  PROCTER & GAMBLE COMPANY                                                                                     42,312,147
     30,218  ROHM & HAAS COMPANY                                                                                           1,562,875
    315,863  SCHERING-PLOUGH CORPORATION                                                                                   8,057,665
     28,038  SIGMA-ALDRICH CORPORATION                                                                                     1,164,138
    285,805  WYETH                                                                                                        14,298,824

                                                                                                                         285,389,734
                                                                                                                        ------------
COAL MINING - 0.14%
     38,751  CONSOL ENERGY INCORPORATED                                                                                    1,516,327
     56,195  PEABODY ENERGY CORPORATION                                                                                    2,261,287

                                                                                                                           3,777,614
                                                                                                                        ------------
COMMUNICATIONS - 4.66%
     76,482  ALLTEL CORPORATION                                                                                            4,741,884
  1,325,697  AT&T INCORPORATED                                                                                            52,272,233
     96,248  AVAYA INCORPORATED+                                                                                           1,136,689
     23,645  CENTURYTEL INCORPORATED                                                                                       1,068,518
    105,347  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                     3,691,359
    660,303  COMCAST CORPORATION CLASS A+<<                                                                               17,134,863
    164,465  DIRECTV GROUP INCORPORATED+<<                                                                                 3,794,208
     31,959  EMBARQ CORPORATION                                                                                            1,800,890
     46,103  IAC INTERACTIVECORP+                                                                                          1,738,544
    333,016  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                            2,993,814
    616,234  SPRINT NEXTEL CORPORATION<<                                                                                  11,683,797
    617,800  VERIZON COMMUNICATIONS INCORPORATED                                                                          23,426,976
    101,216  WINDSTREAM CORPORATION                                                                                        1,486,863

                                                                                                                         126,970,638
                                                                                                                        ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                  VALUE
DEPOSITORY INSTITUTIONS - 10.26%
    949,519  BANK OF AMERICA CORPORATION                                                                                $ 48,444,459
    160,498  BANK OF NEW YORK COMPANY INCORPORATED                                                                         6,508,194
    115,069  BB&T CORPORATION                                                                                              4,720,130
  1,040,852  CITIGROUP INCORPORATED                                                                                       53,437,342
     33,471  COMERICA INCORPORATED                                                                                         1,978,806
     39,816  COMMERCE BANCORP INCORPORATED                                                                                 1,329,058
     27,671  COMPASS BANCSHARES INCORPORATED                                                                               1,903,765
    118,098  FIFTH THIRD BANCORP                                                                                           4,569,212
     26,608  FIRST HORIZON NATIONAL CORPORATION<<                                                                          1,105,030
    105,075  HUDSON CITY BANCORP INCORPORATED                                                                              1,437,426
     50,000  HUNTINGTON BANCSHARES INCORPORATED<<                                                                          1,092,500
    737,428  JPMORGAN CHASE & COMPANY                                                                                     35,676,767
     84,052  KEYCORP                                                                                                       3,149,428
     16,310  M&T BANK CORPORATION<<                                                                                        1,889,187
     54,292  MARSHALL & ILSLEY CORPORATION                                                                                 2,514,263
     88,315  MELLON FINANCIAL CORPORATION<<                                                                                3,809,909
    125,790  NATIONAL CITY CORPORATION<<                                                                                   4,685,678
     40,037  NORTHERN TRUST CORPORATION                                                                                    2,407,825
     73,494  PNC FINANCIAL SERVICES GROUP                                                                                  5,289,363
    155,357  REGIONS FINANCIAL CORPORATION                                                                                 5,494,977
     76,666  SOVEREIGN BANCORP INCORPORATED                                                                                1,950,389
     70,878  STATE STREET CORPORATION                                                                                      4,589,351
     75,426  SUNTRUST BANKS INCORPORATED                                                                                   6,263,375
     69,342  SYNOVUS FINANCIAL CORPORATION                                                                                 2,242,520
    376,046  US BANCORP                                                                                                   13,150,329
    404,608  WACHOVIA CORPORATION                                                                                         22,273,670
    188,752  WASHINGTON MUTUAL INCORPORATED<<                                                                              7,621,806
    717,315  WELLS FARGO & COMPANY++                                                                                      24,697,155
    163,895  WESTERN UNION COMPANY                                                                                         3,597,495
     23,353  ZIONS BANCORPORATION                                                                                          1,973,796

                                                                                                                         279,803,205
                                                                                                                        ------------
EATING & DRINKING PLACES - 0.61%
     30,825  DARDEN RESTAURANTS INCORPORATED                                                                               1,269,682
    255,511  MCDONALD'S CORPORATION                                                                                       11,510,771
     18,412  WENDY'S INTERNATIONAL INCORPORATED                                                                              576,296
     55,970  YUM! BRANDS INCORPORATED                                                                                      3,232,827

                                                                                                                          16,589,576
                                                                                                                        ------------
EDUCATIONAL SERVICES - 0.05%
     29,711  APOLLO GROUP INCORPORATED CLASS A+                                                                            1,304,313
                                                                                                                        ------------
ELECTRIC, GAS & SANITARY SERVICES - 4.33%
    141,014  AES CORPORATION+                                                                                              3,034,621
     34,913  ALLEGHENY ENERGY INCORPORATED+                                                                                1,715,625
     54,138  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                           681,597
     43,863  AMEREN CORPORATION<<                                                                                          2,206,309
     84,218  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                  4,105,628
     67,956  CENTERPOINT ENERGY INCORPORATED<<                                                                             1,219,131

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
       71,919   CITIZENS COMMUNICATIONS COMPANY<<                                                                     $   1,075,189
       47,399   CMS ENERGY CORPORATION<<                                                                                    843,702
       54,701   CONSOLIDATED EDISON INCORPORATED                                                                          2,793,033
       38,360   CONSTELLATION ENERGY GROUP INCORPORATED                                                                   3,335,402
       74,090   DOMINION RESOURCES INCORPORATED<<                                                                         6,576,969
       37,605   DTE ENERGY COMPANY<<                                                                                      1,801,280
      266,898   DUKE ENERGY CORPORATION                                                                                   5,415,360
       80,371   DYNEGY INCORPORATED CLASS A+<<                                                                              744,235
       69,173   EDISON INTERNATIONAL                                                                                      3,398,469
      148,263   EL PASO CORPORATION                                                                                       2,145,366
       42,103   ENTERGY CORPORATION                                                                                       4,417,447
      142,281   EXELON CORPORATION                                                                                        9,776,128
       67,770   FIRSTENERGY CORPORATION<<                                                                                 4,489,085
       86,110   FPL GROUP INCORPORATED<<                                                                                  5,267,349
       15,957   INTEGRYS ENERGY GROUP INCORPORATED                                                                          885,773
       37,279   KEYSPAN CORPORATION                                                                                       1,534,031
       22,791   KINDER MORGAN INCORPORATED                                                                                2,426,102
        9,535   NICOR INCORPORATED                                                                                          461,685
       58,141   NISOURCE INCORPORATED                                                                                     1,420,966
       74,482   PG&E CORPORATION                                                                                          3,595,246
       21,233   PINNACLE WEST CAPITAL CORPORATION                                                                         1,024,492
       81,759   PPL CORPORATION                                                                                           3,343,943
       54,586   PROGRESS ENERGY INCORPORATED                                                                              2,753,318
       53,665   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,456,342
       18,247   QUESTAR CORPORATION                                                                                       1,627,815
       55,820   SEMPRA ENERGY                                                                                             3,405,578
      133,301   SPECTRA ENERGY CORPORATION                                                                                3,501,817
       44,497   TECO ENERGY INCORPORATED                                                                                    765,793
      158,934   THE SOUTHERN COMPANY<<                                                                                    5,824,931
       97,501   TXU CORPORATION                                                                                           6,249,814
      113,178   WASTE MANAGEMENT INCORPORATED                                                                             3,894,438
      126,932   WILLIAMS COMPANIES INCORPORATED                                                                           3,612,485
       86,569   XCEL ENERGY INCORPORATED                                                                                  2,137,389

                                                                                                                        117,963,883
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.88%
       24,897   ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                      416,776
      117,817   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                    1,538,690
       75,696   ALTERA CORPORATION                                                                                        1,513,163
       70,852   ANALOG DEVICES INCORPORATED<<                                                                             2,443,685
      100,112   BROADCOM CORPORATION CLASS A+<<                                                                           3,210,592
       18,071   CIENA CORPORATION+                                                                                          505,084
       38,744   COOPER INDUSTRIES LIMITED CLASS A                                                                         1,743,093
      169,400   EMERSON ELECTRIC COMPANY                                                                                  7,299,446
    2,183,215   GENERAL ELECTRIC COMPANY                                                                                 77,198,482
       13,906   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              1,336,088
       39,211   JABIL CIRCUIT INCORPORATED                                                                                  839,508
       44,837   JDS UNIPHASE CORPORATION+<<                                                                                 682,868

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
       42,403   KLA-TENCOR CORPORATION<<                                                                              $   2,260,928
       26,436   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  2,312,357
       63,544   LINEAR TECHNOLOGY CORPORATION<<                                                                           2,007,355
      163,516   LSI LOGIC CORPORATION+<<                                                                                  1,707,107
       68,085   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    2,001,699
      160,251   MICRON TECHNOLOGY INCORPORATED+                                                                           1,935,832
       30,100   MOLEX INCORPORATED                                                                                          848,820
      507,508   MOTOROLA INCORPORATED<<                                                                                   8,967,666
       60,215   NATIONAL SEMICONDUCTOR CORPORATION                                                                        1,453,590
       78,779   NETWORK APPLIANCE INCORPORATED+                                                                           2,877,009
       26,698   NOVELLUS SYSTEMS INCORPORATED+<<                                                                            854,870
       75,485   NVIDIA CORPORATION+<<                                                                                     2,172,458
       45,092   PMC-SIERRA INCORPORATED+<<                                                                                  316,095
       33,769   QLOGIC CORPORATION+                                                                                         574,073
      351,696   QUALCOMM INCORPORATED                                                                                    15,003,351
       35,717   ROCKWELL COLLINS INCORPORATED                                                                             2,390,539
      112,536   SANMINA-SCI CORPORATION+                                                                                    407,380
       92,847   TELLABS INCORPORATED+                                                                                       919,185
      306,454   TEXAS INSTRUMENTS INCORPORATED                                                                            9,224,265
       16,708   WHIRLPOOL CORPORATION<<                                                                                   1,418,676
       70,458   XILINX INCORPORATED<<                                                                                     1,812,884

                                                                                                                        160,193,614
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.28%
       18,669   FLUOR CORPORATION<<                                                                                       1,674,983
       49,667   MOODY'S CORPORATION                                                                                       3,082,334
       72,012   PAYCHEX INCORPORATED                                                                                      2,727,094

                                                                                                                          7,484,411
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.32%
       21,886   BALL CORPORATION                                                                                          1,003,473
       32,368   FORTUNE BRANDS INCORPORATED                                                                               2,551,246
       87,796   ILLINOIS TOOL WORKS INCORPORATED                                                                          4,530,274
       12,505   SNAP-ON INCORPORATED                                                                                        601,491

                                                                                                                          8,686,484
                                                                                                                      -------------
FINANCIAL SERVICES - 0.03%
       40,282   JANUS CAPITAL GROUP INCORPORATED                                                                            842,297
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS - 3.13%
      161,968   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     8,172,905
      138,581   ARCHER DANIELS MIDLAND COMPANY                                                                            5,085,923
       46,368   CAMPBELL SOUP COMPANY                                                                                     1,806,034
       59,089   COCA-COLA ENTERPRISES INCORPORATED                                                                        1,196,552
      107,252   CONAGRA FOODS INCORPORATED                                                                                2,671,647
       44,786   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                  948,567
       73,278   GENERAL MILLS INCORPORATED                                                                                4,266,245
       68,968   H.J. HEINZ COMPANY                                                                                        3,249,772
       24,716   HERCULES INCORPORATED+                                                                                      482,951

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
       53,230   KELLOGG COMPANY<<                                                                                     $   2,737,619
       39,828   KRAFT FOODS INCORPORATED CLASS A                                                                          1,260,954
       27,640   MCCORMICK & COMPANY INCORPORATED                                                                          1,064,693
        9,965   MOLSON COORS BREWING COMPANY                                                                                942,888
       27,911   PEPSI BOTTLING GROUP INCORPORATED                                                                           890,082
      347,714   PEPSICO INCORPORATED                                                                                     22,100,702
      155,723   SARA LEE CORPORATION                                                                                      2,634,833
      427,657   THE COCA-COLA COMPANY                                                                                    20,527,536
       36,744   THE HERSHEY COMPANY                                                                                       2,008,427
       53,558   TYSON FOODS INCORPORATED CLASS A                                                                          1,039,561
       46,315   WM. WRIGLEY JR. COMPANY                                                                                   2,358,823

                                                                                                                         85,446,714
                                                                                                                      -------------
FOOD STORES - 0.51%
      150,307   KROGER COMPANY                                                                                            4,246,173
       93,522   SAFEWAY INCORPORATED                                                                                      3,426,646
      159,435   STARBUCKS CORPORATION+                                                                                    4,999,882
       29,846   WHOLE FOODS MARKET INCORPORATED                                                                           1,338,593

                                                                                                                         14,011,294
                                                                                                                      -------------
FORESTRY - 0.12%
       44,841   WEYERHAEUSER COMPANY<<                                                                                    3,351,416
                                                                                                                      -------------
FURNITURE & FIXTURES - 0.18%
           37,661  LEGGETT & PLATT INCORPORATED                                                                             853,775
           83,140  MASCO CORPORATION                                                                                      2,278,036
           58,937  NEWELL RUBBERMAID INCORPORATED                                                                         1,832,351

                                                                                                                          4,964,162
                                                                                                                      -------------
GENERAL MERCHANDISE STORES - 1.95%
       23,246   BIG LOTS INCORPORATED+<<                                                                                    727,135
       66,247   DOLLAR GENERAL CORPORATION                                                                                1,401,124
       32,193   FAMILY DOLLAR STORES INCORPORATED                                                                           953,557
      111,498   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                                5,022,985
       47,765   JC PENNEY COMPANY INCORPORATED<<                                                                          3,924,372
       17,644   SEARS HOLDINGS CORPORATION+<<                                                                             3,178,743
      182,350   TARGET CORPORATION                                                                                       10,806,061
       96,622   TJX COMPANIES INCORPORATED                                                                                2,604,929
      522,099   WAL-MART STORES INCORPORATED                                                                             24,512,548

                                                                                                                         53,131,454
                                                                                                                      -------------
HEALTH SERVICES - 0.54%
       84,986   CARDINAL HEALTH INCORPORATED                                                                              6,199,729
       25,986   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                             1,887,363
       15,472   MANOR CARE INCORPORATED                                                                                     841,058
       61,156   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      4,435,645
      100,126   TENET HEALTHCARE CORPORATION+                                                                               643,810
       21,761   WATSON PHARMACEUTICALS INCORPORATED+                                                                        575,143

                                                                                                                         14,582,748
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES - 1.28%
       20,716   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                     $   1,195,106
       46,788   ARCHSTONE-SMITH TRUST                                                                                     2,539,653
       16,845   AVALONBAY COMMUNITIES INCORPORATED                                                                        2,189,850
       25,253   BOSTON PROPERTIES INCORPORATED                                                                            2,964,702
       26,916   DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                               1,693,016
       62,422   EQUITY RESIDENTIAL                                                                                        3,010,613
      110,569   HOST HOTELS & RESORTS INCORPORATED                                                                        2,909,070
       47,992   KIMCO REALTY CORPORATION                                                                                  2,339,130
       37,643   PLUM CREEK TIMBER COMPANY                                                                                 1,483,887
       54,401   PROLOGIS                                                                                                  3,532,257
       26,046   PUBLIC STORAGE INCORPORATED                                                                               2,465,775
       47,045   SIMON PROPERTY GROUP INCORPORATED<<                                                                       5,233,756
       27,680   VORNADO REALTY TRUST<<                                                                                    3,303,331

                                                                                                                         34,860,146
                                                                                                                      -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.26%
       60,164   BED BATH & BEYOND INCORPORATED+                                                                           2,416,788
       85,947   BEST BUY COMPANY INCORPORATED<<                                                                           4,187,338
       30,219   CIRCUIT CITY STORES INCORPORATED                                                                            559,958

                                                                                                                          7,164,084
                                                                                                                      -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.39%
       82,578   HILTON HOTELS CORPORATION<<                                                                               2,969,505
       70,011   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               3,427,739
       45,614   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                        2,958,068
       40,104   WYNDHAM WORLDWIDE CORPORATION+                                                                            1,369,552

                                                                                                                         10,724,864
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.45%
      155,811   3M COMPANY<<                                                                                             11,908,635
       37,091   AMERICAN STANDARD COMPANIES INCORPORATED                                                                  1,966,565
      182,985   APPLE INCORPORATED+                                                                                      17,001,136
      296,570   APPLIED MATERIALS INCORPORATED<<                                                                          5,433,162
       67,990   BAKER HUGHES INCORPORATED                                                                                 4,496,179
       13,927   BLACK & DECKER CORPORATION                                                                                1,136,722
      137,111   CATERPILLAR INCORPORATED                                                                                  9,190,550
       11,061   CUMMINS INCORPORATED                                                                                      1,600,748
       48,163   DEERE & COMPANY                                                                                           5,232,428
      482,287   DELL INCORPORATED+<<                                                                                     11,193,881
       43,460   DOVER CORPORATION                                                                                         2,121,283
       31,039   EATON CORPORATION                                                                                         2,593,619
      447,576   EMC CORPORATION+                                                                                          6,198,928
      568,237   HEWLETT-PACKARD COMPANY                                                                                  22,809,033
       65,349   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                    2,834,186
    1,224,394   INTEL CORPORATION                                                                                        23,422,657
      319,639   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            30,129,172
       20,383   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                     1,191,590
       37,325   NATIONAL OILWELL VARCO INCORPORATED+<<                                                                    2,903,512

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
       26,114   PALL CORPORATION                                                                                      $     992,332
       24,579   PARKER HANNIFIN CORPORATION                                                                               2,121,413
       46,771   PITNEY BOWES INCORPORATED                                                                                 2,122,936
       48,271   SANDISK CORPORATION+<<                                                                                    2,114,270
       42,331   SMITH INTERNATIONAL INCORPORATED<<                                                                        2,034,005
      191,937   SOLECTRON CORPORATION+                                                                                      604,602
       17,582   STANLEY WORKS                                                                                               973,340
       21,783   TEREX CORPORATION+<<                                                                                      1,563,148

                                                                                                                        175,890,032
                                                                                                                      -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
       63,348   AON CORPORATION<<                                                                                         2,404,690
       35,396   HUMANA INCORPORATED+                                                                                      2,053,676
      117,360   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   3,437,474
       72,749   UNUMPROVIDENT CORPORATION<<                                                                               1,675,409

                                                                                                                          9,571,249
                                                                                                                      -------------
INSURANCE CARRIERS - 5.70%
       69,367   ACE LIMITED                                                                                               3,958,081
      109,637   AETNA INCORPORATED                                                                                        4,801,004
      104,430   AFLAC INCORPORATED                                                                                        4,914,476
      131,364   ALLSTATE CORPORATION                                                                                      7,889,722
       21,731   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                      1,877,341
      552,343   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                37,128,496
       86,747   CHUBB CORPORATION                                                                                         4,482,217
       20,694   CIGNA CORPORATION                                                                                         2,952,206
       36,694   CINCINNATI FINANCIAL CORPORATION                                                                          1,555,826
       93,583   GENWORTH FINANCIAL INCORPORATED                                                                           3,269,790
       67,985   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            6,498,006
       58,769   LINCOLN NATIONAL CORPORATION                                                                              3,983,951
       95,767   LOEWS CORPORATION                                                                                         4,350,695
       28,606   MBIA INCORPORATED<<                                                                                       1,873,407
      159,799   METLIFE INCORPORATED                                                                                     10,091,307
       17,630   MGIC INVESTMENT CORPORATION<<                                                                             1,038,760
       56,873   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    3,404,987
      158,060   PROGRESSIVE CORPORATION                                                                                   3,448,869
       99,573   PRUDENTIAL FINANCIAL INCORPORATED                                                                         8,987,459
       22,413   SAFECO CORPORATION                                                                                        1,488,896
       20,803   TORCHMARK CORPORATION                                                                                     1,364,469
      143,436   TRAVELERS COMPANIES INCORPORATED                                                                          7,425,682
      287,536   UNITEDHEALTH GROUP INCORPORATED                                                                          15,230,782
      130,024   WELLPOINT INCORPORATED+                                                                                  10,544,946
       38,439   XL CAPITAL LIMITED CLASS A                                                                                2,689,192

                                                                                                                        155,250,567
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
LEATHER & LEATHER PRODUCTS - 0.14%
       78,591   COACH INCORPORATED+                                                                                   $   3,933,480
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.44%
       85,699   AGILENT TECHNOLOGIES INCORPORATED+                                                                        2,887,199
       38,970   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              1,152,343
       11,536   BAUSCH & LOMB INCORPORATED                                                                                  590,182
       51,929   BECTON DICKINSON & COMPANY                                                                                3,992,821
      251,433   BOSTON SCIENTIFIC CORPORATION+                                                                            3,655,840
       21,925   C.R. BARD INCORPORATED                                                                                    1,743,257
       50,531   DANAHER CORPORATION                                                                                       3,610,440
       61,042   EASTMAN KODAK COMPANY<<                                                                                   1,377,108
       11,450   MILLIPORE CORPORATION+<<                                                                                    829,782
       25,865   PERKINELMER INCORPORATED                                                                                    626,450
       33,708   QUEST DIAGNOSTICS INCORPORATED                                                                            1,681,018
       94,731   RAYTHEON COMPANY                                                                                          4,969,588
       35,173   ROCKWELL AUTOMATION INCORPORATED                                                                          2,105,808
       17,349   TEKTRONIX INCORPORATED                                                                                      488,548
       40,288   TERADYNE INCORPORATED+                                                                                      666,364
       89,176   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                  4,168,978
       21,556   WATERS CORPORATION+                                                                                       1,250,248
      201,476   XEROX CORPORATION+                                                                                        3,402,930

                                                                                                                         39,198,904
                                                                                                                      -------------
MEDICAL EQUIPMENT & SUPPLIES - 0.59%
      244,489   MEDTRONIC INCORPORATED                                                                                   11,994,630
       73,085   ST. JUDE MEDICAL INCORPORATED+                                                                            2,748,727
       27,270   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      1,300,506

                                                                                                                         16,043,863
                                                                                                                      -------------
MEDICAL MANAGEMENT SERVICES - 0.07%
       33,858   COVENTRY HEALTH CARE INCORPORATED+<<                                                                      1,897,741
                                                                                                                      -------------
MEDICAL PRODUCTS - 0.79%
       32,643   ALLERGAN INCORPORATED                                                                                     3,617,497
      137,962   BAXTER INTERNATIONAL INCORPORATED                                                                         7,266,459
       51,998   BIOMET INCORPORATED                                                                                       2,209,395
       63,304   STRYKER CORPORATION<<                                                                                     4,198,321
       50,352   ZIMMER HOLDINGS INCORPORATED+<<                                                                           4,300,564

                                                                                                                         21,592,236
                                                                                                                      -------------
METAL MINING - 0.34%
       79,580   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                     5,267,421
       95,741   NEWMONT MINING CORPORATION                                                                                4,020,165

                                                                                                                          9,287,586
                                                                                                                      -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
       20,171   VULCAN MATERIALS COMPANY                                                                                  2,349,518
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
       34,151   HASBRO INCORPORATED                                                                                   $     977,402
       83,474   MATTEL INCORPORATED                                                                                       2,301,378
       28,735   TIFFANY & COMPANY<<                                                                                       1,306,868
      419,786   TYCO INTERNATIONAL LIMITED                                                                               13,244,248

                                                                                                                         17,829,896
                                                                                                                      -------------
MISCELLANEOUS RETAIL - 1.43%
       66,030   AMAZON.COM INCORPORATED+                                                                                  2,627,334
       96,030   COSTCO WHOLESALE CORPORATION                                                                              5,170,255
      327,013   CVS CORPORATION<<                                                                                        11,164,224
       12,924   DILLARD'S INCORPORATED CLASS A                                                                              423,003
       28,796   EXPRESS SCRIPTS INCORPORATED+                                                                             2,324,413
       58,701   OFFICE DEPOT INCORPORATED+                                                                                2,062,753
       15,919   OFFICEMAX INCORPORATED                                                                                      839,568
       28,916   RADIOSHACK CORPORATION<<                                                                                    781,599
      152,226   STAPLES INCORPORATED                                                                                      3,933,520
      212,486   WALGREEN COMPANY                                                                                          9,750,983

                                                                                                                         39,077,652
                                                                                                                      -------------
MOTION PICTURES - 1.56%
      498,127   NEWS CORPORATION CLASS A                                                                                 11,516,696
      810,085   TIME WARNER INCORPORATED                                                                                 15,974,876
      434,902   WALT DISNEY COMPANY                                                                                      14,973,676

                                                                                                                         42,465,248
                                                                                                                      -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.84%
       65,204   FEDEX CORPORATION                                                                                         7,004,866
      226,419   UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             15,871,972

                                                                                                                         22,876,838
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.86%
      253,146   AMERICAN EXPRESS COMPANY                                                                                 14,277,434
       87,173   CAPITAL ONE FINANCIAL CORPORATION<<                                                                       6,578,075
       41,081   CIT GROUP INCORPORATED                                                                                    2,174,007
      125,225   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       4,212,569
      205,496   FANNIE MAE                                                                                               11,215,972
      147,131   FREDDIE MAC<<                                                                                             8,752,823
       87,148   SLM CORPORATION                                                                                           3,564,353

                                                                                                                         50,775,233
                                                                                                                      -------------
OIL & GAS EXTRACTION - 2.78%
       98,320   ANADARKO PETROLEUM CORPORATION                                                                            4,225,794
       70,265   APACHE CORPORATION                                                                                        4,967,736
       62,256   BJ SERVICES COMPANY                                                                                       1,736,942
       86,932   CHESAPEAKE ENERGY CORPORATION                                                                             2,684,460
       94,363   DEVON ENERGY CORPORATION                                                                                  6,531,807
       32,034   ENSCO INTERNATIONAL INCORPORATED<<                                                                        1,742,650

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                              VALUE
OIL & GAS EXTRACTION (CONTINUED)
       51,803   EOG RESOURCES INCORPORATED                                                                            $   3,695,626
      212,134   HALLIBURTON COMPANY<<                                                                                     6,733,133
       59,125   NABORS INDUSTRIES LIMITED+<<                                                                              1,754,239
       28,556   NOBLE CORPORATION                                                                                         2,246,786
      177,937   OCCIDENTAL PETROLEUM CORPORATION                                                                          8,774,073
       23,460   ROWAN COMPANIES INCORPORATED<<                                                                              761,746
      250,217   SCHLUMBERGER LIMITED                                                                                     17,289,995
       62,200   TRANSOCEAN INCORPORATED+                                                                                  5,081,740
       71,794   WEATHERFORD INTERNATIONAL LIMITED+<<                                                                      3,237,909
       78,121   XTO ENERGY INCORPORATED                                                                                   4,281,812

                                                                                                                         75,746,448
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS - 0.28%
       22,205   BEMIS COMPANY INCORPORATED                                                                                  741,425
       96,089   INTERNATIONAL PAPER COMPANY<<                                                                             3,497,640
       38,739   MEADWESTVACO CORPORATION                                                                                  1,194,711
       28,212   PACTIV CORPORATION+                                                                                         951,873
       22,324   TEMPLE-INLAND INCORPORATED                                                                                1,333,636

                                                                                                                          7,719,285
                                                                                                                      -------------
PERSONAL SERVICES - 0.09%
       28,821   CINTAS CORPORATION                                                                                        1,040,438
       68,428   H & R BLOCK INCORPORATED                                                                                  1,439,725

                                                                                                                          2,480,163
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 6.32%
       11,835   ASHLAND INCORPORATED                                                                                        776,376
      458,119   CHEVRON CORPORATION                                                                                      33,882,481
      349,059   CONOCOPHILLIPS                                                                                           23,858,183
    1,208,767   EXXON MOBIL CORPORATION<<                                                                                91,201,470
       57,361   HESS CORPORATION                                                                                          3,181,815
       73,430   MARATHON OIL CORPORATION                                                                                  7,257,087
       39,837   MURPHY OIL CORPORATION                                                                                    2,127,296
       25,761   SUNOCO INCORPORATED                                                                                       1,814,605
      128,259   VALERO ENERGY CORPORATION<<                                                                               8,271,423

                                                                                                                        172,370,736
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES - 0.56%
      184,611   ALCOA INCORPORATED                                                                                        6,258,313
       21,652   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                     2,310,052
       63,933   NUCOR CORPORATION                                                                                         4,163,956
       25,156   UNITED STATES STEEL CORPORATION<<                                                                         2,494,721

                                                                                                                         15,227,042
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.87%
      156,694   CBS CORPORATION CLASS B<<                                                                                 4,793,269
       13,871   DOW JONES & COMPANY INCORPORATED<<                                                                          478,133
       17,721   E.W. SCRIPPS COMPANY CLASS A                                                                                791,774
       49,855   GANNETT COMPANY INCORPORATED                                                                              2,806,338

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
       75,356   MCGRAW-HILL COMPANIES INCORPORATED                                                                    $   4,738,385
        8,264   MEREDITH CORPORATION                                                                                        474,271
       30,556   NEW YORK TIMES COMPANY CLASS A<<                                                                            718,372
       46,368   RR DONNELLEY & SONS COMPANY<<                                                                             1,696,605
       37,737   TRIBUNE COMPANY<<                                                                                         1,211,735
      146,952   VIACOM INCORPORATED CLASS B+<<                                                                            6,041,197

                                                                                                                         23,750,079
                                                                                                                      -------------
RAILROAD TRANSPORTATION - 0.73%
       76,210   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  6,129,570
       92,735   CSX CORPORATION<<                                                                                         3,714,037
       84,284   NORFOLK SOUTHERN CORPORATION                                                                              4,264,770
       57,483   UNION PACIFIC CORPORATION                                                                                 5,837,399

                                                                                                                         19,945,776
                                                                                                                      -------------
REAL ESTATE - 0.10%
       39,657   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              1,355,476
       46,203   REALOGY CORPORATION+                                                                                      1,368,071

                                                                                                                          2,723,547
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.08%
       34,255   SEALED AIR CORPORATION<<                                                                                  1,082,458
       38,270   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                       1,193,641

                                                                                                                          2,276,099
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.15%
       50,785   AMERIPRISE FINANCIAL INCORPORATED                                                                         2,901,855
       25,428   BEAR STEARNS COMPANIES INCORPORATED                                                                       3,823,100
      218,057   CHARLES SCHWAB CORPORATION                                                                                3,988,263
        7,398   CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED<<                                                       3,939,139
       90,691   E*TRADE FINANCIAL CORPORATION+                                                                            1,924,463
       18,908   FEDERATED INVESTORS INCORPORATED CLASS B                                                                    694,302
       35,543   FRANKLIN RESOURCES INCORPORATED                                                                           4,294,661
       87,336   GOLDMAN SACHS GROUP INCORPORATED                                                                         18,046,238
       27,920   LEGG MASON INCORPORATED                                                                                   2,630,343
      111,693   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     7,826,329
      187,753   MERRILL LYNCH & COMPANY INCORPORATED                                                                     15,333,788
      226,018   MORGAN STANLEY                                                                                           17,801,178
       56,327   T. ROWE PRICE GROUP INCORPORATED                                                                          2,658,071

                                                                                                                         85,861,730
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.28%
      333,263   CORNING INCORPORATED+                                                                                     7,578,401
                                                                                                                      -------------
TOBACCO PRODUCTS - 1.59%
      445,552   ALTRIA GROUP INCORPORATED                                                                                39,123,921
       36,403   REYNOLDS AMERICAN INCORPORATED<<                                                                          2,271,911
       34,101   UST INCORPORATED<<                                                                                        1,977,176

                                                                                                                         43,373,008
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR - 0.09%
      167,392   SOUTHWEST AIRLINES COMPANY                                                                            $   2,460,662
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 3.02%
      167,569   BOEING COMPANY                                                                                           14,898,560
       19,262   BRUNSWICK CORPORATION<<                                                                                     613,495
      401,805   FORD MOTOR COMPANY<<                                                                                      3,170,241
       86,140   GENERAL DYNAMICS CORPORATION                                                                              6,581,096
      120,085   GENERAL MOTORS CORPORATION<<                                                                              3,679,404
       36,197   GENUINE PARTS COMPANY                                                                                     1,773,653
       26,618   GOODRICH CORPORATION                                                                                      1,370,295
       54,681   HARLEY-DAVIDSON INCORPORATED                                                                              3,212,509
      169,833   HONEYWELL INTERNATIONAL INCORPORATED                                                                      7,822,508
       38,596   ITT CORPORATION                                                                                           2,328,111
       41,717   JOHNSON CONTROLS INCORPORATED<<                                                                           3,947,263
       75,345   LOCKHEED MARTIN CORPORATION                                                                               7,309,972
       74,364   NORTHROP GRUMMAN CORPORATION                                                                              5,519,296
       52,708   PACCAR INCORPORATED                                                                                       3,868,767
       26,598   TEXTRON INCORPORATED                                                                                      2,388,500
      211,415   UNITED TECHNOLOGIES CORPORATION                                                                          13,741,975

                                                                                                                         82,225,645
                                                                                                                      -------------
TRANSPORTATION SERVICES - 0.06%
       36,750   CH ROBINSON WORLDWIDE INCORPORATED                                                                        1,754,813
                                                                                                                      -------------
TRAVEL & RECREATION - 0.20%
       93,927   CARNIVAL CORPORATION                                                                                      4,401,419
       28,407   SABRE HOLDINGS CORPORATION                                                                                  930,329

                                                                                                                          5,331,748
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.68%
       40,225   AMERISOURCEBERGEN CORPORATION                                                                             2,121,869
       16,731   BROWN-FORMAN CORPORATION CLASS B                                                                          1,096,884
       27,377   DEAN FOODS COMPANY+                                                                                       1,279,601
       62,715   MCKESSON CORPORATION                                                                                      3,671,336
       40,126   NIKE INCORPORATED CLASS B<<                                                                               4,263,789
       44,120   SUPERVALU INCORPORATED                                                                                    1,723,768
      130,992   SYSCO CORPORATION                                                                                         4,431,459

                                                                                                                         18,588,706
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 0.33%
       96,909   KIMBERLY-CLARK CORPORATION                                                                                6,637,297
       29,540   PATTERSON COMPANIES INCORPORATED+<<                                                                       1,048,375
       15,203   W.W. GRAINGER INCORPORATED                                                                                1,174,269

                                                                                                                          8,859,941
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $2,062,457,889)                                                                             2,699,738,673
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
RIGHTS - 0.00%
      32,300  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                       $            0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 15.27%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.39%
  10,690,480  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  10,690,480
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 14.88%
$  1,191,330  AMERICAN GENERAL FINANCE CORPORATION+++/-                                5.37%        03/14/2008         1,191,485
   6,098,947  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47         08/16/2007         6,101,753
   1,158,237  ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.37         04/23/2007         1,154,693
   3,309,250  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                        5.30         04/25/2007         3,309,283
   3,309,250  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                       5.39         10/25/2007         3,309,415
   3,309,250  BANCO SANTANDER TOTTA LOAN+++/-SS.                                       5.32         05/16/2008         3,309,581
   9,927,749  BANK OF AMERICA NA SERIES BKNT+/-                                        5.49         06/19/2007         9,928,544
   5,294,800  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
              (MATURITY VALUE $5,297,222)                                              5.49         04/02/2007         5,294,800
   7,280,350  BUCKINGHAM II CDO LLC                                                    5.32         04/26/2007         7,254,868
   1,588,440  CAIRN HIGH GRADE FUNDING I LLC++                                         5.30         05/31/2007         1,574,795
   2,647,400  CAIRN HIGH GRADE FUNDING I LLC                                           5.30         06/07/2007         2,621,958
   2,647,400  CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/03/2007         2,635,460
   3,309,250  CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/23/2007         3,284,695
   1,323,700  CAIRN HIGH GRADE FUNDING I LLC                                           5.32         06/04/2007         1,311,562
   3,441,620  CAIRN HIGH GRADE FUNDING I LLC++                                         5.32         06/21/2007         3,401,559
   6,618,500  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30         06/07/2007         6,554,896
   3,784,193  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         05/16/2007         3,759,975
     315,967  CEDAR SPRINGS CAPITAL COMPANY                                            5.31         04/13/2007           315,462
   4,389,389  CEDAR SPRINGS CAPITAL COMPANY                                            5.31         05/21/2007         4,358,093
   2,515,030  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/14/2007         2,488,295
   1,814,396  CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/12/2007         1,795,653
     480,106  CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/13/2007           475,074
     150,240  CHEYNE FINANCE LLC                                                       5.26         04/18/2007           149,890
   1,323,700  CHEYNE FINANCE LLC                                                       5.31         06/19/2007         1,308,676
     590,370  CHEYNE FINANCE LLC                                                       5.32         05/14/2007           586,763
   8,604,050  CHEYNE FINANCE LLC+++/-                                                  5.34         02/25/2008         8,601,554
   3,309,250  CHEYNE FINANCE LLC SERIES MTN+++/-                                       5.33         07/16/2007         3,309,614
   1,323,700  CIT GROUP INCORPORATED+/-                                                5.42         12/19/2007         1,324,534
   1,414,373  CIT GROUP INCORPORATED+/-                                                5.57         09/20/2007         1,415,717
   1,459,379  CIT GROUP INCORPORATED+/-                                                5.59         11/23/2007         1,461,160
  46,329,498  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $46,350,693)              5.49         04/02/2007        46,329,498
     661,850  COMERICA BANK+/-                                                         5.32         02/08/2008           659,203
   7,360,963  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.38         04/10/2007         7,352,351
   2,978,325  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.30         04/12/2007         2,973,976
   3,971,100  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32         04/20/2007         3,960,696
   3,309,250  CULLINAN FINANCE CORPORATION+++/-                                        5.32         02/12/2008         3,308,224
   6,618,500  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                            5.28         06/25/2007         6,618,367

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 10,653,137  DEER VALLEY FUNDING LLC++                                                5.29%        04/19/2007    $   10,626,717
   4,963,875  DEER VALLEY FUNDING LLC++                                                5.29         05/15/2007         4,932,801
   1,864,564  DEER VALLEY FUNDING LLC++                                                5.31         04/11/2007         1,862,121
   1,985,550  DEER VALLEY FUNDING LLC                                                  5.34         05/07/2007         1,975,443
  40,996,288  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $41,015,044)           5.49         04/02/2007        40,996,288
   6,618,500  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                5.50         06/13/2007         6,619,426
     863,317  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.29         07/06/2007           851,403
   4,104,926  FOX TROT CDO LIMITED++                                                   5.31         04/24/2007         4,091,749
   1,653,963  GENWORTH FINANCIAL INCORPORATED+/-                                       5.50         06/15/2007         1,654,509
   2,647,400  GEORGE STREET FINANCE LLC++                                              5.33         04/30/2007         2,636,598
   6,618,500  GREENWICH CAPITAL HOLDINGS                                               5.44         04/03/2007         6,617,507
   3,309,250  HARRIER FINANCE FUNDING LLC+++/-                                         5.31         01/11/2008         3,309,151
     264,740  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                              5.54         05/15/2007           264,761
     179,758  HUDSON-THAMES LLC++                                                      5.26         04/04/2007           179,706
     992,510  HUDSON-THAMES LLC                                                        5.29         04/30/2007           988,461
   4,632,950  IBM CORPORATION SERIES MTN+/-                                            5.35         06/28/2007         4,633,691
   8,604,050  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39         09/17/2007         8,604,050
   3,309,250  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                               5.32         04/24/2008         3,309,415
     794,220  K2 (USA) LLC+++/-                                                        5.30         07/16/2007           794,299
   1,323,700  K2 (USA) LLC+++/-                                                        5.33         09/28/2007         1,323,700
  13,236,999  KEEL CAPITAL INCORPORATED++                                              5.30         04/12/2007        13,217,673
     402,670  KESTREL FUNDING US LLC                                                   5.29         05/21/2007           399,798
   4,276,610  KLIO III FUNDING CORPORATION++                                           5.31         04/24/2007         4,262,882
   1,654,625  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.33         06/26/2007         1,654,675
   4,996,570  LIBERTY HARBOUR CDO II LIMITED++                                         5.30         04/27/2007         4,978,333
     463,295  LIBERTY HARBOUR CDO II LIMITED++                                         5.39         04/13/2007           462,554
   2,793,007  METLIFE GLOBAL FUNDING I+++/-                                            5.43         10/05/2007         2,794,375
   3,309,250  MORGAN STANLEY+/-                                                        5.36         07/12/2007         3,309,250
   4,859,302  MORGAN STANLEY+/-                                                        5.48         07/27/2007         4,861,003
   3,309,250  MORGAN STANLEY+/-                                                        5.51         08/07/2007         3,309,250
  29,121,399  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $29,134,722)         5.49         04/02/2007        29,121,399
     612,211  MORGAN STANLEY SERIES EXL+/-SS.                                          5.38         05/15/2008           612,248
     529,480  NATIONAL CITY BANK+/-                                                    5.46         09/04/2007           529,533
   3,794,386  NATIONWIDE BUILDING SOCIETY+++/-                                         5.48         07/20/2007         3,796,359
   2,470,686  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.32         05/09/2007         2,457,369
   6,618,500  NORTHERN ROCK PLC+++/-SS.                                                5.34         05/05/2008         6,619,095
   1,911,909  PARAGON MORTGAGES PLC SERIES 12A+++/-                                    5.30         04/15/2007         1,911,909
     661,850  PICAROS FUNDING PLC++                                                    5.29         06/22/2007           654,047
   3,772,545  PREMIUM ASSET TRUST+++/-                                                 5.47         12/21/2007         3,777,826
   3,309,250  PREMIUM ASSET TRUST SERIES 06-B+++/-                                     5.37         12/16/2007         3,309,250
   2,515,030  PYXIS MASTER TRUST SERIES 2007-3+++/-                                    5.37         08/27/2007         2,515,030
     535,437  RACERS TRUST SERIES 2004-6-MM+++/-                                       5.34         09/24/2007           535,539
   1,664,023  REGENCY MARKETS #1 LLC++                                                 5.28         05/15/2007         1,653,606
   4,632,950  SAINT GERMAIN FUNDING                                                    5.31         04/19/2007         4,621,460
   3,044,510  SHIPROCK FINANCE SERIES 2007-4A+++/-                                     5.39         04/11/2008         3,044,510
     529,480  SKANDINAVISKA ENSKILDA BANKEN AB                                         5.26         08/20/2007           518,732
   2,647,400  SLM CORPORATION+++/-SS.                                                  5.32         05/12/2008         2,647,665
     264,740  STANFIELD VICTORIA FUNDING LLC++                                         5.27         04/16/2007           264,200

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  2,509,735  STANFIELD VICTORIA FUNDING LLC++                                         5.31%        04/25/2007    $    2,501,327
   2,351,685  TASMAN FUNDING INCORPORATED++                                            5.29         04/04/2007         2,351,003
     765,231  TRAVELERS INSURANCE COMPANY+/-                                           5.39         02/08/2008           765,216
   3,309,250  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                       5.33         06/15/2007         3,309,515
   3,309,250  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                    5.34         05/08/2008         3,309,614
     397,110  VERSAILLES CDS LLC++                                                     5.33         04/16/2007           396,300
   6,618,500  VETRA FINANCE CORPORATION                                                5.31         06/12/2007         6,550,131
   2,993,283  WHISTLEJACKET CAPITAL LIMITED                                            5.30         04/23/2007         2,984,123
     794,220  WINDMILL FUNDING CORPORATION                                             5.38         04/02/2007           794,220
   2,316,475  WORLD OMNI VEHICLE LEASING++                                             5.30         04/18/2007         2,311,077
   1,323,700  WORLD OMNI VEHICLE LEASING++                                             5.36         04/19/2007         1,320,415

                                                                                                                     405,496,429
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $416,186,909)                                                          416,186,909
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 0.99%
  25,375,468  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                            25,375,468
                                                                                                                  --------------

PRINCIPAL
US TREASURY BILLS - 0.06%
$    185,000  US TREASURY BILL^                                                        4.94         05/10/2007           184,026
     530,000  US TREASURY BILL^                                                        4.96         05/10/2007           527,208
     850,000  US TREASURY BILL^                                                        4.93         08/09/2007           835,161

                                                                                                                       1,546,395
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $26,921,712)                                                                       26,921,863
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,505,566,510)*                         115.28%                                                            $3,142,847,445
OTHER ASSETS AND LIABILITIES, NET              (15.28)                                                              (416,542,616)
                                               ------                                                             --------------

TOTAL NET ASSETS                               100.00%                                                            $2,726,304,829
                                               ======                                                             ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $41,240,718.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.25%

AUSTRALIA - 4.67%
     203,002  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                              $    1,185,879
      61,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   1,251,153
      57,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         1,454,586
      42,690  RIO TINTO LIMITED (METAL MINING)                                                                         2,722,139
      26,258  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                          838,980

                                                                                                                       7,452,737
                                                                                                                  --------------
AUSTRIA - 0.53%
      33,800  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                        844,786
                                                                                                                  --------------
BELGIUM - 2.45%
      21,000  BELGACOM SA (COMMUNICATIONS)                                                                               932,754
      15,300  DELHAIZE GROUP (FOOD STORES)                                                                             1,406,368
      34,206  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         1,562,275

                                                                                                                       3,901,397
                                                                                                                  --------------
FINLAND - 1.01%
      20,161  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       1,065,159
      23,729  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                546,161

                                                                                                                       1,611,320
                                                                                                                  --------------
FRANCE - 12.01%
      11,100  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      1,440,528
      39,344  AXA SA (INSURANCE CARRIERS)                                                                              1,668,193
      20,700  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   1,599,667
      18,774  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   1,429,261
      15,300  CARREFOUR SA (FOOD STORES)                                                                               1,119,004
      13,713  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               1,514,385
      16,204  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  1,797,703
      32,086  PUBLICIS GROUPE (COMMUNICATIONS)                                                                         1,549,887
      18,176  TECHNIP SA (OIL & GAS EXTRACTION)                                                                        1,333,475
      62,600  TOTAL SA (OIL & GAS EXTRACTION)                                                                          4,386,072
      32,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    1,316,619

                                                                                                                      19,154,794
                                                                                                                  --------------
GERMANY - 8.48%
       8,400  ALLIANZ AG (INSURANCE CARRIERS)                                                                          1,724,795
      46,721  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 2,067,085
      23,400  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            1,919,288
      11,900  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              1,617,951
      10,300  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              1,498,652
      34,252  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                          948,051
      27,500  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)+                                                          1,013,906
      24,000  METRO AG (FOOD STORES)                                                                                   1,699,515
       9,700  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           1,036,875

                                                                                                                      13,526,118
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
GREECE - 0.93%
      46,924  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                             $    1,485,591
                                                                                                                  --------------
HONG KONG - 6.24%
     188,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               2,379,625
     197,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        1,791,368
   2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                         1,323,022
     478,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                               1,336,699
     149,940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            1,734,764
     221,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          1,381,692

                                                                                                                       9,947,170
                                                                                                                  --------------
ITALY - 2.40%
      76,142  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        2,477,750
     142,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        1,356,300

                                                                                                                       3,834,050
                                                                                                                  --------------
JAPAN - 21.96%
      47,300  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                943,271
     177,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       1,320,290
      76,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                                                1,246,673
         261  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   2,033,248
      17,800  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          1,657,043
     254,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,692,040
          36  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                        311,609
      83,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            2,429,990
       5,200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                               1,173,354
      77,800  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,637,339
         141  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    1,591,395
     116,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 2,165,648
      62,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             1,820,434
      18,500  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                                               1,350,136
      65,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                               1,340,377
      98,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                              795,044
     248,500  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            2,663,404
      80,200  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               1,670,833
      53,100  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      1,428,437
      49,800  SONY CORPORATION (ELECTRONIC)                                                                            2,531,415
     317,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
              EQUIPMENT)                                                                                               1,638,264
     151,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       1,574,839

                                                                                                                      35,015,083
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
NETHERLANDS - 5.85%
      23,173  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                         $    1,759,822
      30,352  ARCELOR MITTAL NV (BASIC MATERIALS)                                                                      1,612,497
      65,100  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       1,607,955
      46,300  ING GROEP NV (FINANCIAL SERVICES)                                                                        1,957,540
      61,500  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                957,921
      47,500  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             1,425,146

                                                                                                                       9,320,881
                                                                                                                  --------------
NORWAY - 1.15%
      67,232  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    1,830,593
                                                                                                                  --------------
RUSSIA - 0.49%
       9,100  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                          787,150
                                                                                                                  --------------
SINGAPORE - 2.46%
     530,000  CAPITALAND LIMITED (REAL ESTATE)                                                                         2,794,714
      82,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,135,023

                                                                                                                       3,929,737
                                                                                                                  --------------
SPAIN - 1.11%
      17,148  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                               421,032
      53,179  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,340,504

                                                                                                                       1,761,536
                                                                                                                  --------------
SWEDEN - 2.38%
      47,100  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               1,048,870
      34,350  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                    1,202,752
     420,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 1,545,798

                                                                                                                       3,797,420
                                                                                                                  --------------
SWITZERLAND - 7.46%
      19,900  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          1,993,030
      53,100  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                3,045,772
      18,900  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                      3,344,032
      31,000  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     1,841,913
       5,800  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        1,674,155

                                                                                                                      11,898,902
                                                                                                                  --------------
TAIWAN - 0.59%
      88,100  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                     947,075
                                                                                                                  --------------
TURKEY - 0.74%
      89,200  TURKCELL ILETISIM HIZMETLERI AS ADR (COMMUNICATIONS)                                                     1,181,900
                                                                                                                  --------------
UNITED KINGDOM - 16.34%
     129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                           1,900,082
     175,570  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  1,589,275
     168,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   2,383,611
      52,331  BHP BILLITON PLC (COAL MINING)                                                                           1,166,755

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
UNITED KINGDOM (CONTINUED)
     111,600  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                       $    1,238,609
      91,000  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      1,354,694
      66,930  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        1,839,959
     644,760  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           2,017,373
     102,839  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                                                               1,613,910
     165,504  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                               1,609,704
   9,797,836  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                          19,763
      49,500  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     1,647,175
     110,536  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       1,308,369
      73,245  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                1,481,706
   1,171,625  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      3,124,056
      33,499  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                           785,117
      83,600  YELL GROUP PLC (COMMUNICATIONS)                                                                            983,779

                                                                                                                      26,063,937
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $123,810,660)                                                                              158,292,177
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 3.35%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.35%
   5,336,062  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         5,336,062

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,336,062)                                                              5,336,062
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $129,146,722)*                        102.60%                                                               $  163,628,239
OTHER ASSETS AND LIABILITIES, NET            (2.60)                                                                   (4,141,389)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  159,486,850
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 97.20%

AUSTRALIA - 2.08%
      399,307   PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                          $   6,413,132
                                                                                                                      -------------
AUSTRIA - 0.98%
       42,585   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                        3,020,697
                                                                                                                      -------------
BELGIUM - 1.95%
       37,660   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                        1,123,879
      106,067   FORTIS NA (DEPOSITORY INSTITUTIONS)                                                                       4,842,931
          187   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           33,249

                                                                                                                          6,000,059
                                                                                                                      -------------
BRAZIL - 0.28%
      241,881   VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                  849,002
                                                                                                                      -------------
CANADA - 0.93%
      119,800   NORTEL NETWORKS CORPORATION ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)+                                                                               2,881,190
                                                                                                                      -------------
CHINA - 1.45%
    2,333,300   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                      1,334,850
    1,096,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 3,149,063

                                                                                                                          4,483,913
                                                                                                                      -------------
DENMARK - 0.29%
           86   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                     897,351
                                                                                                                      -------------
FINLAND - 2.12%
      223,500   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            6,517,593
                                                                                                                      -------------
FRANCE - 11.06%
       29,074   ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       3,773,146
       96,454   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    7,453,832
       71,241   CARREFOUR SA (FOOD STORES)                                                                                5,210,389
       60,266   ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                 5,052,558
       41,428   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   4,596,101
       49,260   TECHNIP SA (OIL & GAS EXTRACTION)                                                                         3,613,940
       28,270   VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 4,381,418

                                                                                                                         34,081,384
                                                                                                                      -------------
GERMANY - 9.63%
       37,248   ALLIANZ AG (INSURANCE CARRIERS)                                                                           7,648,232
       15,778   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                930,969
       37,404   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             3,067,908
      119,893   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                3,629,190
       19,336   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               2,628,967
       43,109   FRAPORT AG (TRANSPORTATION SERVICES)                                                                      3,148,853
       22,857   IVG IMMOBILIEN AG (REAL ESTATE)                                                                           1,094,622
        5,767   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                621,313
       31,199   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                3,300,403

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
GERMANY (CONTINUED)
       27,822   UNITED INTERNET AG (COMMUNICATIONS)                                                                   $     540,763
       17,671   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)+                                                           3,068,743

                                                                                                                         29,679,963
                                                                                                                      -------------
HONG KONG - 10.37%

       79,600   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         463,022
      739,400   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT
                TRANSPORTATION & WAREHOUSING)                                                                             3,113,363
      386,900   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         3,518,173
      932,000   CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED (COMMUNICATIONS)                                         2,433,327
      341,000   CHINA RESOURCES ENTERPRISE LIMITED (MISCELLANEOUS RETAIL)                                                 1,139,067
    1,159,000   CHINA RESOURCES LAND LIMITED (REAL ESTATE)                                                                1,397,297
    3,582,200   CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                                  5,162,292
      164,000   DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                             71,574
      372,000   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                       3,577,884
      526,000   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                 1,316,767
      724,129   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  1,946,210
      349,900   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             4,048,245
      324,294   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                 3,639,929
       40,800   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                   133,154

                                                                                                                         31,960,304
                                                                                                                      -------------
ITALY - 3.69%
      316,050   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                2,400,171
      134,894   HERA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                567,622
       98,855   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                  2,201,356
      404,917   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                   1,001,217
      545,139   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                         5,188,575

                                                                                                                         11,358,941
                                                                                                                      -------------
JAPAN - 12.69%
      111,300   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       2,814,613
      175,000   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      5,762,050
          997   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                             4,898,702
        4,333   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                              3,640,249
        4,800   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                       1,083,096
       61,300   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 537,363
       89,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                           2,922,862
    1,007,300   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              6,513,600
       80,200   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                              2,354,820
          199   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                             1,281,746
          383   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                       1,946,852
       20,500   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                   5,340,716

                                                                                                                         39,096,669
                                                                                                                      -------------
LUXEMBOURG - 0.53%
       13,605   RTL GROUP SA (COMMUNICATIONS)                                                                             1,635,675
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
MEXICO - 2.25%
      155,400   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                $   4,630,920
      537,300   WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                   2,294,109

                                                                                                                          6,925,029
                                                                                                                      -------------
NETHERLANDS - 3.06%
      195,420   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        4,826,829
       12,000   ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+               297,000
       82,259   ING GROEP NV (FINANCIAL SERVICES)                                                                         3,477,868
       27,938   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                       813,594

                                                                                                                          9,415,291
                                                                                                                      -------------
NORWAY - 1.34%
       44,400   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                      1,004,393
      189,100   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                               3,111,067

                                                                                                                          4,115,460
                                                                                                                      -------------
PORTUGAL - 0.09%
      119,047   SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                  268,758
                                                                                                                      -------------
RUSSIA - 3.60%
       59,981   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         5,182,358
       16,850   NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                                     977,300
       31,453   RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                         4,285,471
       18,796   TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                       631,546

                                                                                                                         11,076,675
                                                                                                                      -------------
SINGAPORE - 1.05%
      294,500   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      3,222,292
                                                                                                                      -------------
SOUTH AFRICA - 0.55%
      125,590   MTN GROUP LIMITED (COMMUNICATIONS)                                                                        1,705,233
                                                                                                                      -------------
SOUTH KOREA - 5.46%
       74,868   HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                              3,875,501
       68,623   KOOKMIN BANK (FINANCIAL SERVICES)                                                                         6,156,230
       19,210   NHN CORPORATION (BUSINESS SERVICES)+                                                                      2,817,793
       69,145   SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                              3,968,782

                                                                                                                         16,818,306
                                                                                                                      -------------
SPAIN - 2.20%
        2,864   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                          140,371
       93,425   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                     3,382,115
       52,487   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                3,262,427

                                                                                                                          6,784,913
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
SWITZERLAND - 11.44%
       53,505   ADECCO SA (BUSINESS SERVICES)                                                                         $   3,397,038
       19,094   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       7,436,313
       59,686   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 3,423,540
       26,206   ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                       4,636,703
        4,174   ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                        809,622
       64,620   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                    5,902,827
      161,984   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      9,624,528

                                                                                                                         35,230,571
                                                                                                                      -------------
TAIWAN - 0.57%
      163,322   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        1,755,712
                                                                                                                      -------------
UNITED KINGDOM - 7.54%
      191,249   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    2,713,472
      119,541   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                             1,326,743
      231,599   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                           2,971,496
       28,338   CARNIVAL PLC (WATER TRANSPORTATION)                                                                       1,365,680
      544,028   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        2,978,841
      303,903   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            3,348,990
      214,118   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       3,360,275
       69,661   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         185,746
      818,259   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                               4,971,512

                                                                                                                         23,222,755
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $233,626,955)                                                                                 299,416,868
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING - 5.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.50%
   16,952,435   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         16,952,435

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,952,435)                                                               16,952,435
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $250,579,390)*                           102.70%                                                                $ 316,369,303
OTHER ASSETS AND LIABILITIES, NET               (2.70)                                                                   (8,323,096)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 308,046,207
                                               ======                                                                 =============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 97.94%

AUSTRALIA - 5.75%
        4,456   ABC LEARNING (SCHOOLS)                                                                                $      26,247
        4,702   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                       61,365
        6,165   ALINTA LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                           72,430
       14,539   ALUMINA LIMITED (METAL MINING)                                                                               85,991
       10,707   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                     65,406
       21,915   AMP LIMITED (INSURANCE CARRIERS)                                                                            184,230
        1,838   ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    17,251
        2,926   APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                    13,920
        4,074   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 54,059
       21,495   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                     516,531
        2,098   AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                                                        74,691
       10,709   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                       62,559
        2,867   BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        63,722
       40,576   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                             981,291
        1,354   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                MATERIALS)                                                                                                   18,295
        8,859   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             75,262
        6,952   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       46,349
       13,462   BRAMBLES LIMITED (BUSINESS SERVICES)                                                                        148,242
        1,446   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                           27,915
       10,070   CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                        70,966
        1,104   CENTRO RETAIL GROUP (REAL ESTATE)+                                                                            1,496
       16,721   CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                        30,034
          484   CFS RETAIL PROPERTY TRUST (REAL ESTATE)+                                                                        842
        4,085   CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                   15,766
        6,470   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                           46,067
          684   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     35,818
       13,304   COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                   174,920
       15,079   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                    613,194
       19,747   COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                              21,889
        5,623   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                    49,363
        2,135   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                   142,288
       10,789   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 29,767
       35,698   DB RREEF TRUST (REAL ESTATE)                                                                                 49,824
        2,855   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         15,754
       23,690   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                            131,298
        7,653   FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         13,375
       22,670   GENERAL PROPERTY TRUST (REAL ESTATE)                                                                         90,611
       13,810   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                           27,264
        4,800   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                  18,331
        3,120   ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           14,869
        9,070   ING INDUSTRIAL FUND (REAL ESTATE)                                                                            17,319
       20,609   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                       97,714
       19,028   INVESTA PROPERTY GROUP (REAL ESTATE)                                                                         37,411
        6,056   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          40,963
       10,852   JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                               43,726

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
AUSTRALIA (CONTINUED)
        1,729   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                BUILDERS)                                                                                             $      46,892
        4,210   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                 68,092
        3,610   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                25,820
       21,151   MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                         25,927
        9,210   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             29,733
        2,932   MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                 196,307
        3,606   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                           19,081
       16,489   MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                         93,256
       32,465   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                         100,867
        8,482   MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                        24,912
       11,093   MIRVAC GROUP (REAL ESTATE)                                                                                   47,031
        6,348   MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              22,959
       19,037   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   622,275
        4,127   NEWCREST MINING LIMITED (METAL MINING)                                                                       79,439
        7,186   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                  30,001
        3,904   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       80,064
       10,204   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                 74,387
        6,738   PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                          16,737
        5,600   PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                              44,086
        5,565   PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                  18,776
          501   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                     31,456
        1,623   PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 26,066
       11,728   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                       49,818
        9,886   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            252,281
       10,476   RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               152,994
        3,340   RIO TINTO LIMITED (METAL MINING)                                                                            212,976
        7,434   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        61,051
        3,487   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                   41,615
       17,346   STOCKLAND (REAL ESTATE)                                                                                     114,383
          455   STOCKLAND (REAL ESTATE)+                                                                                      3,000
        7,927   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                            133,405
       11,253   SYDNEY ROADS GROUP (TRANSPORTATION)+                                                                         12,291
        6,136   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   81,867
       13,283   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                       55,350
       33,527   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                126,411
       18,267   TELSTRA CORPORATION LIMITED - INSTALLMENT RECEIPTS (COMMUNICATIONS)                                          47,443
        6,610   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                             109,644
        9,748   TRANSURBAN GROUP (SOCIAL SERVICES)                                                                           61,204
        4,419   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 134,972
       17,604   WESTFIELD GROUP (PROPERTIES)                                                                                292,987
          439   WESTFIELD GROUP (PROPERTIES)+                                                                                 7,214
       21,499   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                       458,355
        5,582   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           178,353
       14,067   WOOLWORTHS LIMITED (FOOD STORES)                                                                            309,466
        1,914   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                    43,036
        5,898   ZINIFEX LIMITED (METAL MINING)                                                                               75,303

                                                                                                                          9,166,208
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
AUSTRIA - 0.61%
           86   ANDRITZ AG (MACHINE-DIVERSIFIED)                                                                      $      21,574
          510   BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 49,052
          266   BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                  12,508
        2,167   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                    168,765
          138   FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                   13,514
        3,415   IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                                51,093
        5,231   IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                              83,854
           53   MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                             11,825
        2,178   MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                   60,575
        1,929   OMV AG (OIL & GAS EXTRACTION)                                                                               121,498
          410   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)+                                            57,716
          323   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                             15,952
        4,383   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                         109,547
          970   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                  43,486
        1,092   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      79,210
          339   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                           24,046
          866   WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          54,082

                                                                                                                            978,297
                                                                                                                      -------------
BELGIUM - 1.24%
        1,296   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     29,241
          150   BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   13,854
          165   BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 22,432
        2,031   BELGACOM SA (COMMUNICATIONS)                                                                                 90,211
           96   COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         19,993
          194   COLRUYT SA (FOOD STORES)                                                                                     44,396
          205   COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                           13,610
           36   D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                14,908
          902   DELHAIZE GROUP (FOOD STORES)                                                                                 82,911
        6,715   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          200,394
          231   EURONAV SA (WATER TRANSPORTATION)                                                                             7,773
       13,538   FORTIS (DEPOSITORY INSTITUTIONS)                                                                            618,315
          860   GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                             100,626
        2,144   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                          154,802
        2,142   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                    266,423
          412   MOBISTAR SA (COMMUNICATIONS)                                                                                 34,838
          239   OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                                18,409
          780   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                     119,867
        1,796   SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                               24
           75   SUEZ SA (ENERGY)+                                                                                             3,955
        1,178   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                         68,563
          303   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           53,874

                                                                                                                          1,979,419
                                                                                                                      -------------
CAYMAN ISLANDS - 0.02%
       19,000   HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                           38,518
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
DENMARK - 0.84%
           13   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)               $     135,646
          138   BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   17,096
          406   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                      44,183
          200   CODAN (INSURANCE CARRIERS)+                                                                                  18,897
          347   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              29,457
          638   DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                        50,271
        5,728   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                   266,490
          195   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                         34,191
          209   EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                   10,042
          523   FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       35,443
        2,702   GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   38,270
          614   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                14,365
          720   JYSKE BANK (BUSINESS SERVICES)+                                                                              57,959
          232   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     18,634
        2,826   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                      257,888
          556   NOVOZYMES A/S (HEALTH SERVICES)                                                                              49,741
          760   SYDBANK (DEPOSITORY INSTITUTIONS)                                                                            40,877
          233   TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                         45,115
          257   TRYGVESTA AS (WHOLESALE TRADE-DURABLE GOODS)                                                                 21,264
        2,148   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)+                                                                                                   120,344
          320   WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                & OPTICAL)+                                                                                                  28,399

                                                                                                                          1,334,572
                                                                                                                      -------------
FINLAND - 1.50%
          803   AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                  17,603
          500   CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                               30,197
        1,857   ELISA CORPORATION (COMMUNICATIONS)                                                                           53,806
        5,187   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              151,261
          732   KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       24,544
          838   KESKO OYJ (FOOD STORES)                                                                                      44,699
          963   KONE OYJ (BUSINESS SERVICES)                                                                                 55,020
        1,557   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           82,260
        1,497   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                                 51,585
       47,548   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               1,094,394
        1,380   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                                37,791
          900   OKO BANK (DEPOSITORY INSTITUTIONS)                                                                           15,341
        1,353   ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               5,892
        1,077   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  25,954
        1,238   OUTOKUMPU OYJ (METAL MINING)                                                                                 42,552
        1,000   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                   46,608
        4,961   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              150,568
          840   SANOMAWSOY OYJ (MULTI MEDIA)+                                                                                24,922
        6,760   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                    117,394
        1,021   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     29,733
        6,166   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                   157,076
          730   UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        25,803

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
FINLAND (CONTINUED)
          789   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 $      48,758
        1,522   YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                     52,455

                                                                                                                          2,386,216
                                                                                                                      -------------
FRANCE - 9.37%
        2,356   ACCOR SA (METAL MINING)                                                                                     225,154
        1,346   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                       61,403
        1,412   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                   344,185
       26,974   ALCATEL SA (COMMUNICATIONS)                                                                                 317,451
        1,293   ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         167,802
          790   ATOS ORIGIN (BUSINESS SERVICES)+                                                                             52,903
       19,545   AXA SA (INSURANCE CARRIERS)                                                                                 828,702
        9,720   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  1,015,251
        2,387   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      184,464
        1,063   BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                38,695
        1,600   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      121,808
        7,004   CARREFOUR SA (FOOD STORES)                                                                                  512,255
          535   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                   54,015
        1,149   CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING
                INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                               132,000
          555   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                         64,635
        3,689   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          360,577
        1,676   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  185,088
        7,701   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                300,287
          707   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                38,014
        1,137   EURONEXT NV (BUSINESS SERVICES)                                                                             135,862
       19,778   FRANCE TELECOM SA (COMMUNICATIONS)                                                                          522,330
        2,300   GAZ DE FRANCE (GAS DISTRIBUTION)                                                                            106,737
          159   GECINA SA (REAL ESTATE)                                                                                      29,568
        2,772   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     452,872
          749   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                MATERIALS)                                                                                                  103,637
          357   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           33,144
          231   KLEPIERRE (REAL ESTATE)                                                                                      44,695
        3,364   L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                     367,277
        1,751   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         275,284
        1,415   LAGARDERE SCA (COMMUNICATIONS)                                                                              108,952
        2,863   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     317,627
          858   M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                     31,428
          393   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          56,174
        1,674   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    36,540
        1,057   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                     214,327
        1,783   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                 125,664
          774   PPR SA (APPAREL & ACCESSORY STORES)                                                                         123,773
        1,626   PUBLICIS GROUPE (COMMUNICATIONS)                                                                             78,543
        2,165   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                       253,204
        2,049   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        50,008

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
FRANCE (CONTINUED)
       11,818   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                       $   1,027,735
        2,784   SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  353,416
          163   SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)+                                                                                                  20,032
            6   SCOR NON REGROUPE (INSURANCE CARRIERS)+                                                                          17
        1,176   SCOR REGROUPE (INSURANCE CARRIERS)+                                                                          31,765
          362   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              25,315
          225   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                            20,499
        4,311   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  745,019
        1,474   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                              49,344
        1,190   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                                87,129
       11,753   SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    619,843
        1,243   TECHNIP SA (OIL & GAS EXTRACTION)                                                                            91,192
        1,026   THALES SA (TRANSPORTATION BY AIR)                                                                            59,565
        3,195   THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                     61,502
       25,332   TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,774,888
          537   UNIBAIL (REAL ESTATE)                                                                                       162,752
          812   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                          47,629
          488   VALLOUREC (HEALTH SERVICES)                                                                                 124,890
        3,337   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                    248,116
        2,155   VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   333,992
       13,332   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       541,764
          521   ZODIAC SA (TRANSPORTATION BY AIR)                                                                            37,499

                                                                                                                         14,936,238
                                                                                                                      -------------
GERMANY - 7.27%
        2,373   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                              129,746
        5,016   ALLIANZ AG (INSURANCE CARRIERS)                                                                           1,029,949
          898   ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  58,324
        5,641   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                       635,092
        8,488   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  542,441
          616   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                   42,008
          442   BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                                40,221
        1,070   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                   67,237
        7,298   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    322,887
        1,535   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   198,408
       10,711   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               878,525
        6,071   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  817,804
        1,192   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            273,084
        2,891   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                78,513
          959   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                               83,616
       32,723   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        541,165
          392   DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                              23,014
        7,229   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 982,871
          736   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 107,088
          737   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    33,769
          694   HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                    102,600
          525   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 53,230
        1,567   HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        99,933

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
GERMANY (CONTINUED)
        8,739   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)+                                                                           $     136,001
        1,085   IVG IMMOBILIEN AG (REAL ESTATE)                                                                              51,961
          830   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)+                                                              30,602
        1,284   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                138,333
        1,483   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             172,550
          716   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                     92,318
        1,894   METRO AG (FOOD STORES)                                                                                      134,120
          745   MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                  18,670
        2,415   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                          408,452
           92   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       140,562
          755   PREMIERE AG (ENTERTAINMENT)+                                                                                 16,440
        1,093   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                     38,590
          150   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                    54,845
          432   RHEINMETALL BERLIN (MACHINERY)+                                                                              40,050
        5,200   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  550,085
          489   RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                              48,568
          492   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                    71,849
       10,367   SAP AG (BUSINESS SERVICES)                                                                                  462,131
        9,825   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            1,050,236
          436   SOLARWORLD AG (ENERGY)+                                                                                      33,857
          815   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                      15,569
        4,210   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  208,309
        2,537   TUI AG (TRANSPORTATION BY AIR)                                                                               62,731
        1,993   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                    299,513
        1,230   VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                          126,567
          422   WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   39,326

                                                                                                                         11,583,760
                                                                                                                      -------------
GREECE - 0.65%
        4,649   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     147,185
        1,250   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                             52,599
        1,250   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                            37,437
        2,690   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                          109,959
          200   FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                        7,000
        1,260   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                 17,976
        1,700   HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                   24,980
        3,720   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                101,772
        1,610   INTRACOM SA (COMMUNICATIONS)                                                                                  8,603
          558   MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                           15,519
        4,444   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        235,679
        2,610   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                   100,134
        2,675   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                    92,908
        1,400   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                              34,262
        1,510   TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          3,167
          710   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             38,317
          980   VIOHALCO SA (BUSINESS SERVICES)                                                                              15,107

                                                                                                                          1,042,604
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
HONG KONG - 1.66%
        2,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                            $      14,750
       17,219   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         100,160
       43,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    105,444
       13,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       33,076
       18,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  227,836
        6,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                   20,887
       21,000   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                    153,331
       12,000   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 140,756
       25,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                             76,310
       18,000   GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                   8,754
       21,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                   58,725
        8,900   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            126,435
        9,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                     52,582
       42,000   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                 93,853
       12,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                  116,951
       16,000   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                               82,114
        8,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                                              31,126
       25,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                  240,449
        8,159   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                              22,190
       22,500   JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   14,945
        6,244   KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                       32,085
        6,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                   25,226
       24,200   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                        76,036
       27,000   LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                            64,964
       10,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)                                             17,994
       17,192   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                    43,038
       32,546   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               73,810
        2,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 20,442
       48,000   PCCW LIMITED (COMMUNICATIONS)                                                                                28,812
       12,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                 29,702
       12,000   SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                      15,942
       16,833   SINO LAND COMPANY (REAL ESTATE)                                                                              36,236
       32,000   SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    5,037
       16,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               185,116
       11,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                   123,466
       14,000   TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            16,878
        4,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                              25,008
       12,000   TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                             8,094
       15,000   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                   55,673
        2,000   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             24,624
        6,500   YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                    22,045

                                                                                                                          2,650,902
                                                                                                                      -------------
IRELAND - 0.89%
       10,287   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                            305,069
       11,406   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                   246,072
        5,901   BLACKROCK INTERNATIONAL LAND (REAL ESTATE)+                                                                   3,153
        3,873   C&C GROUP PLC (EATING & DRINKING PLACES)                                                                     58,825

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
IRELAND (CONTINUED)
        6,319   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      $     270,118
        1,054   DCC PLC (BUSINESS SERVICES)                                                                                  37,114
        4,126   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                     73,691
        5,449   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                          69,879
        5,901   FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                                8,986
        2,819   GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        42,365
        1,989   GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                12,222
        7,451   INDEPENDENT NEWS & MEDIA PLC (COMMUNICATIONS)                                                                33,841
        3,209   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              88,092
        1,603   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    44,540
        1,565   KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       41,498
        1,332   LAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                               30,961
          591   PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                            15,640
          624   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                            27,949
        5,901   TOTAL PRODUCE PLC (WHOLESALE TRADE NON-DURABLE GOODS)+                                                        6,543

                                                                                                                          1,416,558
                                                                                                                      -------------
ITALY - 3.70%
        5,294   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                              67,573
        1,559   ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                               16,286
       11,199   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                             476,330
        1,355   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                     25,956
        3,345   AUTOSTRADE SPA (SOCIAL SERVICES)                                                                            107,242
       10,900   BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                               81,540
       82,070   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                  623,262
       12,879   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                                80,688
        5,099   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                     78,945
        4,027   BANCHE POPOLARI UNITE SPA (DEPOSITORY INSTITUTIONS)                                                         119,155
        4,387   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                            136,253
          793   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 12,839
        1,997   BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                     28,838
       19,720   CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                     178,209
       50,504   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                540,399
       30,219   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           983,362
        6,384   FIAT SPA (TRANSPORTATION EQUIPMENT)+                                                                        160,924
        3,474   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                    104,458
        2,262   GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)                                                            12,057
          931   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     27,883
          759   LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)+                                                           30,235
        1,613   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     51,433
        8,975   MEDIASET SPA (COMMUNICATIONS)                                                                                97,652
        5,713   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                    127,220
        3,392   MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                          27,504
       37,499   PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                             41,427
          869   SAI STA ASSICURATRICE INDUSTRI ORD SPA (INSURANCE-MULTI LINE)+                                               39,898
       54,404   SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                                     33,540
       12,305   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                     78,120
       70,440   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                     174,173

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
ITALY (CONTINUED)
      125,127   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                   $     356,865
       14,027   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                52,091
        3,533   TISCALI SPA (COMMUNICATIONS)+                                                                                13,356
       91,319   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           869,165
       10,803   UNIPOL-PREFERRED (INSURANCE COMPANIES)+                                                                      39,469

                                                                                                                          5,894,347
                                                                                                                      -------------
JAPAN - 22.09%
        4,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    26,103
            2   ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                   8,961
          940   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    39,964
          400   ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          9,708
        1,900   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   84,326
        7,400   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 147,573
        1,100   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     18,539
          900   AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       27,877
        2,400   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       84,114
        7,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     80,550
          300   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             19,094
        8,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                   31,432
        2,000   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   23,422
        4,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               45,723
        1,000   AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   12,211
          700   AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  22,217
          700   ARRK CORPORATION (MANUFACTURING)                                                                              8,453
        4,700   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            75,382
       11,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             154,863
       15,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       109,216
          300   ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                       9,470
        2,000   ASICS CORPORATION (FOOTWEAR)                                                                                 22,386
          300   AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              10,743
        7,000   BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                            56,492
        3,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                              34,445
       14,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          104,430
          800   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                   29,735
        7,100   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                    141,892
       12,500   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  671,461
        1,000   CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                             20,961
        3,000   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      65,682
        2,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                DEALERS)                                                                                                     13,527
           18   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     204,684
        9,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 79,430
        2,000   CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                        43,873
        7,800   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               268,075
        3,300   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          83,452
          500   CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  9,335
        4,400   CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                   41,297

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
JAPAN (CONTINUED)
          800   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                        $      17,346
        1,000   COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 10,735
        1,900   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         62,559
          800   CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                                 33,537
        7,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              110,132
        3,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             20,494
        4,000   DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   25,967
        1,000   DAIFUKU COMPANY LIMITED (MACHINERY)                                                                          14,494
        8,200   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                251,205
        2,800   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                97,420
        3,000   DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                            38,875
        8,000   DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                         31,772
        3,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       22,683
        1,000   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                       47,098
        6,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                BUILDERS)                                                                                                    98,422
       16,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                    193,211
        6,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                            28,106
        5,700   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                211,864
           23   DENTSU INCORPORATED (BUSINESS SERVICES)                                                                      64,409
        3,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       30,499
           15   E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                            19,094
           14   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      9,302
           40   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      311,609
        5,000   EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   23,719
        1,000   EDION CORPORATION (ELECTRONIC)                                                                               13,960
        2,900   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                         139,044
        1,880   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                               94,606
        1,200   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         46,538
          800   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                      22,267
        2,100   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             195,494
          600   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  46,589
        7,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                HOME DEALERS)                                                                                                32,493
        5,700   FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            233,147
          400   FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          11,914
            7   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                        16,217
        4,000   FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     28,208
       22,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    146,555
        8,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             48,880
          700   GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       13,633
           18   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       14,175
        4,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 28,344
        2,000   GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                      11,626
          320   HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                        22,376

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
JAPAN (CONTINUED)
      2,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                     $     18,568
     14,800  HANKYU HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                                          89,549
      9,000  HASEKO CORPORATION (RESIDENTIAL)+                                                                               32,841
        300  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                              13,671
      3,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                                  15,988
        400  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      48,099
      2,000  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                        11,388
        400  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 7,994
      1,300  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  30,558
      1,300  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                                      35,192
     39,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       302,495
      2,200  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      58,435
     15,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                 51,680
     18,200  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         634,776
      1,000  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                               17,057
      4,800  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             159,267
      1,600  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      82,960
         14  INDEX CORPORATION (COMMUNICATIONS)                                                                               7,295
         10  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                             89,328
      2,500  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                             43,597
     15,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                   62,373
        800  ITO EN LIMITED (EATING & DRINKING PLACES)                                                                       26,069
     18,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                         178,411
        400  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      19,179
        400  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                      22,132
     11,000  JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)                                                             22,870
          6  JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                               26,375
          5  JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                                66,191
          4  JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                                39,375
      4,000  JAPAN STEEL WORKS (MACHINERY)                                                                                   48,099
         53  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                                  260,412
      6,500  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                           384,462
      2,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                32,824
      8,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                     49,966
      2,200  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                   50,781
         13  K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                                    13,900
     11,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             56,195
      1,000  KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               8,138
      3,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                              25,815
      4,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                38,153
      9,000  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 258,910
      2,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      17,091
      6,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                  175,662
      1,600  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                             10,061
     16,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      67,753

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
JAPAN (CONTINUED)
      6,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                      $     56,925
         28  KDDI CORPORATION (COMMUNICATIONS)                                                                              223,591
      5,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                       38,357
      7,000  KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                 48,651
      4,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                               25,832
        400  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           90,258
      2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  25,628
      2,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             17,940
     19,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                                  59,818
      9,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                        129,990
     33,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    133,019
      1,000  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         13,230
     10,500  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       220,978
      1,000  KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   23,294
      1,100  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     29,404
      6,000  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                                78,819
        400  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       11,813
      2,400  KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                           42,057
     13,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    113,960
      4,500  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                                 48,613
      2,200  KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                                41,913
      1,500  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                    36,278
      1,900  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          179,133
      4,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 36,999
      4,400  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 125,085
        800  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                                30,754
      1,500  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                          49,644
        300  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      18,559
      1,300  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            48,209
     19,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                       115,445
      3,800  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                              46,597
      1,700  MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                         14,902
        500  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   11,456
     23,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                463,552
      4,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           45,859
      3,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                             23,549
      4,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                            18,568
        400  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     12,899
      8,400  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                              310,794
      4,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      24,779
     13,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         114,906
     15,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                     366,709
     23,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       236,948
     14,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                                459,776
      5,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      47,946

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
JAPAN (CONTINUED)
     37,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              $    239,257
      1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                   17,015
     12,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                     56,925
      7,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                        46,631
      3,000  MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             34,267
        100  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        1,128,649
     18,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                       336,049
      8,000  MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                          69,925
      9,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                    38,111
     10,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                   293,618
      7,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                         38,433
     13,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                             144,297
     14,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 175,713
      8,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                    78,887
      5,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                                 22,955
        900  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      29,786
        110  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                                  708,503
      2,400  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                     175,153
      2,600  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                            40,575
     24,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              128,717
        500  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      12,093
          9  NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        10,692
      3,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      61,864
      2,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       37,424
      2,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                           20,078
      2,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  11,694
      1,300  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                               83,842
      9,500  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                          135,680
      3,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             63,264
      1,200  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     348,778
          5  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                       82,739
      3,500  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  61,333
     10,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                     62,712
      2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     16,514
      6,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                               17,006
      2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                      24,457
     10,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                      90,619
     15,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                  121,690
         11  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                       39,112
      3,000  NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          27,088
      5,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          26,222
      2,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   21,589
     72,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                            505,906
         61  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                      322,497

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
JAPAN (CONTINUED)
     12,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                      $     96,232
      8,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        35,506
      4,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)        12,933
      2,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                25,832
     26,400  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  282,953
        800  NISSEI SANGYO COMPANY (MACHINERY)                                                                               21,860
      2,500  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     25,437
     11,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          47,420
      2,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                       25,068
      1,100  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  40,326
        450  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         22,378
      2,000  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           93,856
      1,400  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                      23,820
     20,700  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     431,250
          3  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                          38,442
      1,500  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      44,170
      5,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                          47,692
      5,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                        43,279
         15  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          76,247
        219  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                       405,143
         15  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                                 35,132
      8,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           51,595
        100  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   19,781
      7,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                               51,146
      9,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                             47,734
      7,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      13,484
      2,000  OKUMA CORPORATION (MACHINERY)                                                                                   23,388
      2,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            10,964
      3,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                               102,597
      2,800  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             75,322
      2,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                      27,817
        300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               14,435
        600  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 35,692
      1,060  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                        276,154
     25,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY
             SERVICES)                                                                                                       96,953
      1,100  OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                                       16,672
        200  OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     19,145
      1,400  PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)                                                                    18,831
      1,700  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            22,217
        900  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    33,910
      1,300  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                        11,793
         85  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                           40,466
         53  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                         142,575
      8,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        180,244
        500  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          13,323
      1,300  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         117,931

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
JAPAN (CONTINUED)
            4   ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                               $       8,079
          300   RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        18,966
        1,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   10,489
          600   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                   26,375
          900   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          23,142
        3,000   SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                18,686
       21,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      35,820
            4   SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                               40,054
        3,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                          21,105
          121   SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                               45,899
        2,500   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  116,047
        2,300   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                           53,674
        1,700   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   50,059
        2,000   SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                            18,890
        6,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            47,811
        5,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       77,817
        9,620   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                            293,074
           70   SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           12,486
       12,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         231,161
          500   SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              14,808
          200   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       21,996
          800   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        24,711
        7,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         42,948
        4,500   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            274,567
          800   SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                 18,058
        6,000   SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              30,397
       18,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               86,303
        3,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     53,971
        4,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        81,297
        7,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              74,550
       13,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                 48,871
        2,400   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                 29,389
          600   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     80,499
        8,600   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                   221,130
        3,700   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                             15,417
       10,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                     124,661
       11,700   SONY CORPORATION (ELECTRONIC)                                                                               594,730
        2,000   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    40,648
        1,000   SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          41,582
        2,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              14,460
       18,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             135,947
       12,400   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          223,082
        8,400   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            127,739
        7,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   69,739
       48,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                                  248,065

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
JAPAN (CONTINUED)
        6,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)      $     115,835
           76   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      690,088
        5,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               15,020
        4,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                 151,731
        2,000   SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                                21,911
          200   SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                       22,217
       15,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          156,441
        2,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                26,069
          900   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     31,925
        2,750   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                              189,728
       11,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         48,634
       12,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          44,501
        2,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             36,660
        1,000   TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   20,833
        2,000   TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                      14,121
        3,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     36,940
       10,400   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         682,213
        1,400   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                    56,195
        3,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 40,810
        1,500   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    130,092
       10,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                       56,432
        2,100   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     81,797
        1,600   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 37,678
          600   TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  14,257
       10,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                       48,031
        3,000   TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            14,358
        1,900   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                 37,084
          300   TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                                 14,689
        5,000   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              126,867
          600   TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                                 14,231
        3,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           52,444
          500   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                      18,500
       14,200   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               485,625
        1,900   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  132,858
       26,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                               144,959
          400   TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   13,578
        1,400   TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                             20,625
        1,000   TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                MATERIALS)                                                                                                   10,947
        2,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                         30,177
       13,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                 101,273
        5,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                         56,984
        3,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                                33,503
        7,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   73,065
       16,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                       115,682
       34,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                227,071

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
JAPAN (CONTINUED)
        6,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       $      30,906
        3,100   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     67,214
        3,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                30,066
        2,100   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          42,324
        1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                         19,688
        8,000   TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                               23,829
          800   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      18,907
        2,400   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                    113,646
       33,500   TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                       2,146,342
        2,400   TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                                61,303
        1,000   TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            27,325
       10,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                   31,738
          400   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                           25,322
        1,000   UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    7,756
        2,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                   27,444
        1,500   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     28,959
          310   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                         20,230
        1,000   WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 12,670
           21   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                         96,945
          189   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                  65,197
        1,300   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      33,206
        1,050   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                97,836
        2,200   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          49,100
        2,200   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      61,609
        6,300   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     271,589
        4,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                   64,494
        1,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     9,123
        2,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   23,625
        2,700   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   41,380
        2,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               20,655

                                                                                                                         35,208,897
                                                                                                                      -------------
LUXEMBOURG - 0.03%
        2,428   STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                         51,829
                                                                                                                      -------------
NETHERLANDS - 4.75%
       21,207   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                              912,779
       17,073   AEGON NV (INSURANCE CARRIERS)                                                                               340,282
        3,178   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 241,346
        8,676   ARCELOR MITTAL NV (BASIC MATERIALS)                                                                         460,926
        5,671   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                          140,072
        1,350   BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)                                                                  18,178
          512   CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                             46,516
        1,770   DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                         79,303
        4,007   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                         124,290
          697   FUGRO NV (OIL FIELD SERVICES)+                                                                               35,381

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
NETHERLANDS (CONTINUED)
        1,551   GETRONICS NV (BUSINESS SERVICES)                                                                      $      14,110
        6,876   HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                            32,700
        2,864   HEINEKEN NV (EATING & DRINKING PLACES)                                                                      149,821
       21,908   ING GROEP NV (FINANCIAL SERVICES)                                                                           926,259
       22,611   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                 352,188
       13,651   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                  521,356
       18,183   KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                         212,535
          838   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              15,359
        1,784   QIAGEN NV (HEALTH SERVICES)+                                                                                 30,314
          569   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              44,131
        8,299   REED ELSEVIER NV (COMMUNICATIONS)                                                                           146,781
          629   RODAMCO EUROPE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                    87,428
       43,799   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,456,866
        2,004   ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)                                                                   103,360
        1,757   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                   63,348
        5,103   TNT NV (TRANSPORTATION SERVICES)                                                                            234,021
       20,044   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                       583,710
        2,232   VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         49,554
          248   WERELDHAVE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        38,181
        3,428   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                102,851

                                                                                                                          7,563,946
                                                                                                                      -------------
NEW ZEALAND - 0.15%
       13,079   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                              22,517
        3,596   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   23,659
        3,308   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                  8,672
        6,703   FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             17,382
        5,797   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                45,552
        4,730   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    15,779
        2,448   SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                               9,513
       23,186   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                  78,343
          705   TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                     1,510
        2,464   TOWER LIMITED (BUSINESS SERVICES)+                                                                            3,961
        3,233   VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    6,882
        1,403   WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                          6,765

                                                                                                                            240,535
                                                                                                                      -------------
NORWAY - 0.89%
        1,655   AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                                 37,302
        7,814   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                               110,301
       10,000   DNO ASA (OIL & GAS EXTRACTION)                                                                               17,982
          654   FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                     23,241
        8,271   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                      274,190
        1,800   NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                          30,798
        2,343   OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      15,997
        2,192   ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                         154,529

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
NORWAY (CONTINUED)
       32,400   PAN FISH ASA (FISHING, HUNTING & TRAPPING)+                                                           $      38,059
        1,999   PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                           52,209
        2,500   PROSAFE ASA (OIL & GAS EXTRACTION)                                                                           38,251
          519   SCHIBSTED ASA (COMMUNICATIONS)                                                                               22,883
        2,388   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                  39,287
          103   SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                     2,822
        7,612   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       207,260
          400   STOLT-NIELSEN ASA (WATER TRANSPORTATION)                                                                     11,911
        2,564   STOREBRAND ASA (INSURANCE CARRIERS)                                                                          41,086
        1,616   TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               33,765
        8,893   TELENOR ASA (COMMUNICATIONS)                                                                                158,012
        1,200   TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                      27,738
        1,783   TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                               12,834
        2,600   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                               71,755

                                                                                                                          1,422,212
                                                                                                                      -------------
PORTUGAL - 0.35%
        4,059   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                       35,244
       25,328   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                       91,691
        2,458   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                            46,912
        3,849   BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                            50,491
        3,086   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      25,889
       23,508   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  126,240
          477   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                         12,425
        9,886   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                   132,458
          990   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                             14,680
       10,497   SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                   23,698

                                                                                                                            559,728
                                                                                                                      -------------
SINGAPORE - 0.97%
        7,500   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                     8,651
       11,000   ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        17,329
       15,000   CAPITALAND LIMITED (REAL ESTATE)                                                                             79,096
       11,300   CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     28,005
       13,000   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)+                                                                                  12,425
        6,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                      57,740
       23,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                  30,168
        1,000   CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          6,427
       13,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                        183,370
       10,000   FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                            33,616
        1,000   HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                               4,746
        2,052   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                         16,095
        1,400   K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                           2,953
        6,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                               75,141
        5,000   KEPPEL LAND LIMITED (REAL ESTATE)                                                                            31,309
        6,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                          12,813

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
SINGAPORE (CONTINUED)
       29,200   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                 $     173,220
        8,550   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                   18,485
        9,980   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 33,548
        5,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                           11,601
        7,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                         76,591
        9,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                               38,856
        2,000   SINGAPORE LAND LIMITED (REAL ESTATE)                                                                         13,974
       12,000   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                              8,780
       19,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  55,103
       16,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                BUILDERS)                                                                                                    35,013
       84,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                       181,604
       11,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                           10,803
       18,000   STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)+                                                                                                  21,593
       12,000   SUNTEC REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          15,661
       13,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      179,943
        7,000   UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                                   23,531
        3,000   VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   28,870
        6,000   WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                      12,576

                                                                                                                          1,539,636
                                                                                                                      -------------
SPAIN - 3.95%
        2,670   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                                85,779
          334   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   72,347
        2,296   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                         58,428
        2,887   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                  175,282
            6   AGUAS DE BARCELONA - NEW SHARES (WATER SUPPLY)+                                                                 214
        2,994   ALTADIS SA (TOBACCO PRODUCTS)                                                                               192,257
        1,040   ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)                                                                   23,262
       41,228   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                              1,012,264
        9,945   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                          205,120
       68,965   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              1,230,810
        2,483   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)                            46,503
        7,159   CORPORATION MAPFRE SA (INSURANCE CARRIERS)                                                                   36,723
        1,127   EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)                                                               26,602
        9,153   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                               494,948
          570   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                   58,592
        2,075   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                        75,118
        2,217   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                      104,099
          738   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           74,678
        8,958   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            423,494
        6,349   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                    33,840
        1,502   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   37,861
        2,550   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                  158,500
          863   NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                           19,725
          964   PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     21,505
        9,276   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                        312,756

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
SPAIN (CONTINUED)
        1,254   SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                   $      70,272
          664   SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                                23,632
          457   SOGECABLE SA (COMMUNICATIONS)+                                                                               18,962
       51,772   TELEFONICA SA (COMMUNICATIONS)                                                                            1,141,129
          857   UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                          46,216
        2,315   ZELTIA SA (HEALTH SERVICES)+                                                                                 21,029

                                                                                                                          6,301,947
                                                                                                                      -------------
SWEDEN - 2.61%
        1,192   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              61,795
        3,887   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)               89,343
        3,914   ATLAS COPCO AB A SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            130,041
        2,606   ATLAS COPCO AB B SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             83,038
          408   AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                          16,126
          563   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                                 8,446
        3,500   BOLIDEN AB (METALS-DIVERSIFIED)+                                                                             77,190
        2,096   CASTELLUM AB (REAL ESTATE)                                                                                   30,317
          725   D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                 15,081
        3,371   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   85,448
        1,078   ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     19,413
        2,081   ENIRO AB (COMMUNICATIONS)                                                                                    26,300
        1,035   FABEGE AB (REAL ESTATE)                                                                                      26,013
        2,233   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 50,846
        5,530   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                MATERIALS)                                                                                                  318,362
          317   HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                           8,035
          631   HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                          25,980
        3,276   HUSQVARNA AB B SHARES (COMMUNICATIONS)+                                                                      54,070
        1,743   KUNGSLEDEN (REAL ESTATE)                                                                                     31,326
        2,686   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                  31,831
          532   METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                     697
        1,065   METRO INTERNATIONAL SA B SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                   1,488
          669   MODERN TIMES GROUP MTG B SHARES (MEDIA)+                                                                     39,137
          600   NOBIA AB (HOME FURNISHINGS)                                                                                  24,575
       24,359   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                         388,960
        1,024   OMX AB (BUSINESS SERVICES)                                                                                   21,300
          514   ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                           19,801
       11,787   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                              209,313
          903   SAS AB (TRANSPORTATION BY AIR)+                                                                              16,585
        1,198   SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                         94,017
        3,907   SECURITAS AB (BUSINESS SERVICES)                                                                             59,589
        4,107   SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                            11,410
        4,107   SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)                                                             14,292
        5,412   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                  173,223
        4,340   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   96,647
        4,740   SKF AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                              98,597
        1,954   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                                   60,303
          900   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                                   25,842

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
SWEDEN (CONTINUED)
      2,159  SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                           $     115,636
      5,914  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                                175,740
      3,625  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                             64,762
      3,989  TELE2 AB (COMMUNICATIONS)                                                                                       65,409
    173,937  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                       640,170
     23,411  TELIASONERA AB (COMMUNICATIONS)                                                                                201,998
        992  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          25,784
      1,095  VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                                    94,245
      2,579  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                                   217,170
        534  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                          11,471

                                                                                                                          4,157,162
                                                                                                                      -------------
SWITZERLAND - 6.71%
     24,230  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                              414,750
      1,543  ADECCO SA (BUSINESS SERVICES)                                                                                   97,965
        870  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                       57,313
      2,828  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                       48,524
      6,102  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                                 341,218
     13,388  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       960,732
         50  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                  76,945
         72  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                          66,599
      2,346  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                234,957
        434  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   15,286
        695  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)+                                                      57,166
         25  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                          14,998
      2,140  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                             59,437
        465  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                    44,696
        502  MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                            10,390
      4,652  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                          1,811,759
        290  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             105,724
     27,025  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                    1,550,132
        597  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             45,691
        633  PSP SWISS PROPERTY AG (REAL ESTATE)+                                                                            38,548
         54  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                                 26,908
      8,154  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                          1,442,711
        629  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        38,305
         54  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                             64,481
         82  SIG HOLDING AG (MACHINERY)+                                                                                     29,287
      7,979  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     153,592
         98  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          28,106
         46  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              64,619
        667  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                    35,651
        378  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                            99,932
      3,939  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                         359,815
        223  SWISSCOM AG (COMMUNICATIONS)                                                                                    80,610
      1,216  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                      232,663

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
SWITZERLAND (CONTINUED)
        570  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)   $      70,362
     23,213  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                         1,379,236
         84  UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             51,016
      1,691  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                              488,103

                                                                                                                         10,698,227
                                                                                                                      -------------
UNITED KINGDOM - 21.94%
      5,436  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              121,520
      9,022  AEGIS GROUP PLC (COMMUNICATIONS)                                                                                26,631
      3,429  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          34,279
      4,465  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                       46,568
      9,212  AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              101,516
     16,613  ANGLO AMERICAN PLC (COAL MINING)                                                                               875,160
     16,512  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              43,541
      2,160  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                              31,624
     17,782  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                                  956,687
     29,951  AVIVA PLC (INSURANCE CARRIERS)                                                                                 441,158
     37,711  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                        341,363
      5,354  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             50,256
     75,549  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                       1,071,901
      2,840  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       61,755
      5,181  BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                     28,649
      1,481  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    46,339
      1,195  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    37,061
     39,360  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                            567,741
     27,459  BHP BILLITON PLC (COAL MINING)                                                                                 612,217
      4,434  BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                                   30,015
      9,613  BOOTS GROUP PLC (HEALTH SERVICES)                                                                              194,184
      1,540  BOVIS HOMES GROUP PLC (BUILDING)                                                                                34,911
    225,766  BP PLC (OIL & GAS EXTRACTION)                                                                                2,452,384
      4,954  BRAMBLES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                      54,300
      8,009  BRITANNIC GROUP PLC (INSURANCE CARRIERS)                                                                        97,794
      7,266  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                    69,490
     17,869  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                                558,747
      6,069  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                         182,487
     13,318  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                  147,812
      3,325  BRIXTON PLC (REAL ESTATE)                                                                                       33,272
     95,819  BT GROUP PLC (COMMUNICATIONS)                                                                                  572,742
      4,331  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                              61,278
      5,341  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                    68,632
     24,476  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                                314,036
      7,602  CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    102,099
      1,999  CARNIVAL PLC (WATER TRANSPORTATION)                                                                             96,337
      4,775  CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                            26,005
      4,043  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                                32,580
     42,798  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                               325,510
      2,022  CHARTER PLC (DIVERSIFIED MANUFACTURING)+                                                                        35,313

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
UNITED KINGDOM (CONTINUED)
      1,663  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                            $      33,151
     13,869  COBHAM PLC (TRANSPORTATION BY AIR)                                                                              57,313
      2,550  COLLINS STEWART PLC (DIVERSIFIED MANUFACTURING)                                                                 12,771
     24,389  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    163,179
      1,844  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      22,554
     11,232  CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       134,169
      1,538  CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                                      19,703
      3,713  DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                                     59,330
      1,962  DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                22,490
      1,894  DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        26,654
      9,807  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                     295,834
     31,403  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                           636,192
     22,875  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                              76,525
      5,811  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      33,105
      2,652  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                             39,480
      9,980  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                                 44,679
      7,323  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                                  96,334
     11,843  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                     136,452
      5,841  FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)                                                                   33,046
      5,086  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                        66,506
      7,649  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                                17,498
     20,802  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                      78,800
      7,677  GALLAHER GROUP PLC (TOBACCO PRODUCTS)                                                                          171,164
      5,001  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              62,541
      8,657  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                              64,991
     66,810  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,836,660
      2,241  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                        34,221
     14,276  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                         56,467
      3,333  HAMMERSON PLC (REAL ESTATE)                                                                                    113,664
      8,326  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            133,941
     18,227  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                             56,223
     43,964  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                             905,805
      5,084  HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                                      11,055
     10,680  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                                  93,314
    134,299  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                  2,350,767
      5,933  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                   61,937
      4,229  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                                48,268
     13,942  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                                 137,178
      7,920  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                                  354,566
      5,448  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                                61,162
      4,152  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                         102,623
     17,426  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    135,966
      2,075  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   37,015
      9,962  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                          56,949
      4,035  INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                               52,247
     47,775  ITV PLC (COMMUNICATIONS)                                                                                       102,475
     17,028  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                      184,129

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
UNITED KINGDOM (CONTINUED)
      2,738  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                        $      84,914
      4,191  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                             77,359
      6,076  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          40,533
     27,543  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             150,812
      8,004  LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                                63,396
      5,479  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                        230,731
     76,317  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                                 238,786
      3,343  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                         82,034
     65,839  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                                 725,541
     13,620  LOGICACMG PLC (BUSINESS SERVICES)                                                                               47,708
      1,286  LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                     31,695
     20,994  MAN GROUP PLC (BUSINESS SERVICES)                                                                              229,287
     19,724  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                         262,575
      5,437  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                             31,937
      7,941  MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              24,339
      4,046  MICHAEL PAGE INTERNATIONAL PLC (BUSINESS SERVICES)                                                              42,636
      6,144  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              28,866
      1,678  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                            41,672
     31,784  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            498,804
      2,654  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                          117,458
     60,945  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                            196,806
      9,419  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         161,626
      3,458  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  95,676
      4,849  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           19,490
      3,063  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    48,461
     28,571  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                            403,407
      3,237  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                    79,433
      4,797  RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         19,282
      7,109  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                            370,160
     14,738  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   176,188
     22,824  RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                           73,210
     15,102  REUTERS GROUP PLC (COMMUNICATIONS)                                                                             138,488
      7,159  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                              77,483
     11,999  RIO TINTO PLC (METAL MINING)                                                                                   685,225
     20,731  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                     201,631
  1,305,596  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                               2,633
     36,683  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                   1,432,179
      4,946  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                           164,584
     32,028  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                         1,065,772
     10,525  SABMILLER PLC (EATING & DRINKING PLACES)                                                                       230,934
     15,901  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         80,808
      1,642  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              40,972
      9,353  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                             110,708
     10,057  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                             304,973
     17,398  SCOTTISH POWER PLC (ELECTRIC INTERGRATED)                                                                      273,887
      5,966  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      54,005

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
UNITED KINGDOM (CONTINUED)
      2,724  SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     $      76,868
     23,111  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                                   57,076
      5,875  SLOUGH ESTATES PLC (REAL ESTATE)                                                                                90,639
     11,007  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                               139,924
      6,656  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      134,647
      2,525  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                        19,888
      9,229  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                                  32,690
     24,616  STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)+                                                       153,072
      6,097  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                       68,988
      7,090  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             68,300
     93,036  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                            813,335
      9,500  TOMKINS PLC (BUSINESS SERVICES)                                                                                 49,914
      1,351  TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                          53,490
      3,378  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                             35,364
      2,550  TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                             24,237
     14,550  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                         438,354
      3,314  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                      51,715
     10,249  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       152,373
    612,094  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                          1,632,105
      2,405  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                        89,305
      4,494  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                              56,245
      7,911  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                               185,410
     13,747  WPP GROUP PLC (BUSINESS SERVICES)                                                                              208,300
      7,166  XSTRATA PLC (DIVERSIFIED MINING)+                                                                              368,333
      9,083  YELL GROUP PLC (COMMUNICATIONS)                                                                                106,887

                                                                                                                         34,983,550
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $102,275,583)                                                                                 156,135,308
                                                                                                                      -------------
RIGHTS - 0.01%
        960  CENTRO RETAIL GROUP RIGHTS+(a)                                                                                       0
      1,035  FABEGE REDEMPTION RIGHTS+(a)                                                                                       797
      2,718  MEGGITT PLC RIGHTS+                                                                                              5,308
        107  NH HOTELES RIGHTS+                                                                                               2,446
        860  SONAE BONUS RIGHTS+(a)                                                                                          10,604

TOTAL RIGHTS (COST $6,297)                                                                                                   19,155
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
WARRANTS - 0.00%
      4,000  DOWA MINING WARRANTS+(a)                                                                                 $           0

TOTAL WARRANTS (COST $0)                                                                                                          0
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING - 5.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.00%
  7,971,550  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                             7,971,550

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,971,550)                                                                 7,971,550
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $110,253,430)*                        102.95%                                                                   $ 164,126,013
OTHER ASSETS AND LIABILITIES, NET            (2.95)                                                                      (4,700,777)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 159,425,236
                                            ======                                                                    =============

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 95.86%

AUSTRALIA - 4.05%
      448,500   AWB LIMITED (AGRICULTURAL SERVICES)                                                                   $   1,288,230
      363,600   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          3,088,986
      193,800   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,292,063
       66,600   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                  2,708,317
      228,400   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                630,163
      657,900   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    2,794,615
      127,900   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     1,050,363
      561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              2,118,594

                                                                                                                         14,971,331
                                                                                                                      -------------
AUSTRIA - 1.08%
       54,800   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   3,974,993
                                                                                                                      -------------

BELGIUM - 1.29%
        7,700   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          229,789
       99,600   FORTIS (DEPOSITORY INSTITUTIONS)                                                                          4,548,984
                                                                                                                      -------------

                                                                                                                          4,778,773
                                                                                                                      -------------
DENMARK - 0.68%
       44,400   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                 2,065,672
        5,500   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    441,755

                                                                                                                          2,507,427
                                                                                                                      -------------
FINLAND - 1.86%
        8,860   KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                            119,421
       74,200   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                  1,698,911
       51,800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                2,414,275
      151,500   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                  2,630,946

                                                                                                                          6,863,553
                                                                                                                      -------------
FRANCE - 8.96%
          730   ARKEMA (OIL & GAS EXTRACTION)+                                                                               41,854
       11,300   ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                       1,892,466
       53,100   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  5,546,279
       13,200   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                1,332,714
        7,600   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                        885,088
       32,800   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        3,205,995
       17,400   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                1,921,557
       74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              2,912,800
       21,200   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               1,494,158
       10,500   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                      681,682
       21,400   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                     2,502,799
       17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                3,041,601
       45,800   TOTAL SA (OIL & GAS EXTRACTION)                                                                           3,208,980
       28,844   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       1,691,901
       68,000   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     2,763,275

                                                                                                                         33,123,149
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
GERMANY - 7.71%
       19,900   ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           $   1,292,481
       55,400   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     6,237,209
       50,600   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              2,985,616
       32,000   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             2,624,668
       71,200   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             1,933,630
       55,000   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 2,520,071
       18,800   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           2,187,419
       11,400   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                        1,928,097
      110,800   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                5,482,349
       53,300   TUI AG (TRANSPORTATION BY AIR)                                                                            1,317,922

                                                                                                                         28,509,462
                                                                                                                      -------------
GREECE - 0.06%
       10,300   DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                232,059
                                                                                                                      -------------
HONG KONG - 1.82%
      667,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                    1,697,058
      284,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                              1,050,438
      508,500   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                            2,609,695
      147,000   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              1,365,867

                                                                                                                          6,723,058
                                                                                                                      -------------
IRELAND - 1.04%
       69,600   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                          2,064,040
       64,700   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           1,776,119

                                                                                                                          3,840,159
                                                                                                                      -------------
ITALY - 3.69%
      175,000   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                1,328,999
       70,700   BANCHE POPOLARI UNITE SPA (DEPOSITORY INSTITUTIONS)                                                       2,091,940
       64,900   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              1,050,759
      125,500   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         4,083,918
      113,800   FIAT SPA (TRANSPORTATION EQUIPMENT)+                                                                      2,868,601
      225,700   IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                             2,205,474

                                                                                                                         13,629,691
                                                                                                                      -------------
JAPAN - 21.45%
       24,200   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 1,028,870
       96,400   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                       1,128,921
      102,800   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         1,648,778
      244,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     1,776,578
      180,000   CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                      866,090
      315,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)         2,130,474
      179,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                            750,390
      294,900   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         1,381,411
      350,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    1,817,719
       61,400   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          1,227,062
       22,100   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             302,506

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
JAPAN (CONTINUED)
       70,100   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                            $   1,861,957
       71,400   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    2,490,275
      111,200   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            3,198,982
      243,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  1,476,477
      237,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    2,017,235
       78,200   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                1,814,978
       97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  1,810,930
       55,500   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                             1,436,482
       46,000   NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                       656,976
      139,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                1,203,933
      376,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             3,050,373
          500   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                 1,777,834
      953,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                       6,696,232
          700   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                 3,700,781
      219,900   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             2,356,871
      104,900   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                2,185,417
       48,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                      457,841
        2,100   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                  3,884,929
      226,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                       1,198,659
      110,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                               426,595
       45,700   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              1,721,894
       82,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                1,847,505
       40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                1,028,513
       16,800   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                  738,493
       27,300   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         701,960
       94,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                              1,157,192
      177,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,279,735
       90,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        1,619,145
       21,400   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                   858,978
      122,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              1,659,589
       63,200   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             2,161,371
      101,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                1,054,226
      137,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  819,628
       76,100   TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                       4,875,721

                                                                                                                         79,286,506
                                                                                                                      -------------
   NETHERLANDS - 4.29%
       62,100   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                            2,672,841
      207,100   AEGON NV (INSURANCE CARRIERS)                                                                             4,127,669
       24,900   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                               1,890,975
       98,000   ING GROEP NV (FINANCIAL SERVICES)                                                                         4,143,390
       91,700   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               1,428,315
       47,800   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,589,949

                                                                                                                         15,853,139
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
NORWAY - 1.32%
       50,000   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                         $     705,789
       63,600   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                    2,108,386
       75,200   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                            2,075,383

                                                                                                                          4,889,558
                                                                                                                      -------------
PORTUGAL - 0.84%
      445,000   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                    1,610,962
      281,600   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                1,512,219

                                                                                                                          3,123,181
                                                                                                                      -------------
SINGAPORE - 0.87%
      673,878   MOBILONE LIMITED (COMMUNICATIONS)                                                                           972,740
      358,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                         764,539
      135,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      1,477,112

                                                                                                                          3,214,391
                                                                                                                      -------------
SPAIN - 3.08%
       75,800   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                              1,861,104
      293,100   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              5,230,922
      126,800   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                      4,275,280

                                                                                                                         11,367,306
                                                                                                                      -------------
SWEDEN - 3.07%
       71,700   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                1,817,451
      270,600   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                       4,320,888
       22,200   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                       777,324
       52,400   VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                              4,412,442

                                                                                                                         11,328,105
                                                                                                                      -------------
SWITZERLAND - 6.84%
       27,800   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)+                                                 2,894,046
       10,800   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                   711,468
        8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                   150,747
       90,100   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  6,465,638
        2,500   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                               1,810,476
        2,100   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,046,414
        9,000   SWISSCOM AG (COMMUNICATIONS)                                                                              3,253,302
       19,600   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                 3,750,154
       27,200   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      1,616,130
        2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              571,946
        5,200   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                  1,275,234
        6,000   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         1,731,885

                                                                                                                         25,277,440
                                                                                                                      -------------
UNITED KINGDOM - 21.86%
      106,800   ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  931,035
      146,100   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        3,260,274
      108,600   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                             5,842,776
      114,500   AVIVA PLC (INSURANCE CARRIERS)                                                                            1,686,507

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
UNITED KINGDOM (CONTINUED)
      437,200   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                $   6,203,065
       48,300   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 1,050,269
      534,500   BP PLC (OIL & GAS EXTRACTION)                                                                             5,806,009
      223,700   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               1,999,640
      332,100   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                          2,107,606
      925,000   BT GROUP PLC (COMMUNICATIONS)                                                                             5,529,029
      390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                    1,717,191
      652,500   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        2,182,832
       78,300   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          979,193
      414,000   GKL PLC (TRANSPORTATION EQUIPMENT)                                                                        3,108,034
       85,100   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         2,339,467
       23,900   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         384,482
      241,000   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                        4,965,404
       62,400   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               1,092,248
      172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                 851,393
      479,900   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            5,288,465
      237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                577,388
      297,600   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                         961,020
      315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                         1,815,249
      962,500   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                             3,068,362
       69,700   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                2,721,231
      205,400   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                      6,834,946
       97,800   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                 1,106,618
      104,000   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       1,001,791
    2,016,800   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       5,377,652

                                                                                                                         80,789,176
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $267,238,688)                                                                                 354,282,457
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING - 4.79%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.79%
   17,698,422   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         17,698,422

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $17,698,422)                                                               17,698,422
                                                                                                                      -------------
SHORT-TERM INVESTMENTS - 1.14%
    4,203,521   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              4,203,521
TOTAL SHORT-TERM INVESTMENTS (COST $4,203,521)                                                                            4,203,521
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $289,140,631)*                           101.79%                                                                $ 376,184,400

OTHER ASSETS AND LIABILITIES, NET               (1.79)                                                                   (6,622,483)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 369,561,917
                                               ======                                                                 =============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,203,521.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 96.70%

AMUSEMENT & RECREATION SERVICES - 1.05%
       43,170   INTERNATIONAL GAME TECHNOLOGY                                                                         $   1,743,205
                                                                                                                      -------------
APPAREL & ACCESSORY STORES - 1.05%
       33,010   NORDSTROM INCORPORATED                                                                                    1,747,549
                                                                                                                      -------------
BIOPHARMACEUTICALS - 1.09%
       22,070   GENENTECH INCORPORATED+                                                                                   1,812,388
                                                                                                                      -------------
BUSINESS SERVICES - 8.71%
       65,990   BMC SOFTWARE INCORPORATED+                                                                                2,031,832
      125,720   CISCO SYSTEMS INCORPORATED+                                                                               3,209,632
       73,480   ELECTRONIC DATA SYSTEMS CORPORATION                                                                       2,033,926
      107,230   MICROSOFT CORPORATION                                                                                     2,988,500
       19,980   OMNICOM GROUP INCORPORATED                                                                                2,045,552
      358,170   SUN MICROSYSTEMS INCORPORATED+                                                                            2,152,602

                                                                                                                         14,462,044
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS - 7.05%
       26,810   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     1,980,991
       28,900   AVERY DENNISON CORPORATION                                                                                1,857,114
       39,200   FOREST LABORATORIES INCORPORATED+                                                                         2,016,448
       41,110   MERCK & COMPANY INCORPORATED                                                                              1,815,829
       36,630   MONSANTO COMPANY                                                                                          2,013,185
       79,320   SCHERING-PLOUGH CORPORATION                                                                               2,023,453

                                                                                                                         11,707,020
                                                                                                                      -------------
COMMUNICATIONS - 4.84%
       50,580   AMERICAN TOWER CORPORATION CLASS A<<+                                                                     1,970,091
       54,120   AT&T INCORPORATED                                                                                         2,133,952
       82,770   DIRECTV GROUP INCORPORATED+                                                                               1,909,504
       53,620   IAC INTERACTIVECORP+                                                                                      2,022,010

                                                                                                                          8,035,557
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS - 1.21%
       41,430   JPMORGAN CHASE & COMPANY                                                                                  2,004,383
                                                                                                                      -------------
EATING & DRINKING PLACES - 1.28%
       47,090   MCDONALD'S CORPORATION                                                                                    2,121,405
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES - 2.68%
       32,910   FIRSTENERGY CORPORATION<<                                                                                 2,179,958
       37,060   FPL GROUP INCORPORATED<<                                                                                  2,266,960

                                                                                                                          4,446,918
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.76%
       48,070   COOPER INDUSTRIES LIMITED CLASS A                                                                         2,162,669
       48,750   EMERSON ELECTRIC COMPANY                                                                                  2,100,638
       39,120   HARRIS CORPORATION                                                                                        1,993,164

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
       27,330   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                               $   1,655,651
       57,440   NVIDIA CORPORATION+                                                                                       1,653,123

                                                                                                                          9,565,245
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.28%
       45,500   JACOBS ENGINEERING GROUP INCORPORATED+                                                                    2,122,575
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS - 1.05%
       70,100   CONAGRA FOODS INCORPORATED                                                                                1,746,191
                                                                                                                      -------------
FOOD STORES - 1.38%
       62,710   SAFEWAY INCORPORATED                                                                                      2,297,694
                                                                                                                      -------------
GENERAL MERCHANDISE STORES - 1.17%
       23,680   JC PENNEY COMPANY INCORPORATED<<                                                                          1,945,549
                                                                                                                      -------------
HEALTH SERVICES - 1.19%
       27,140   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      1,968,464
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES - 1.19%
       30,530   PROLOGIS                                                                                                  1,982,317
                                                                                                                      -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.31%
       39,340   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               1,926,086
       29,460   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                        1,910,481

                                                                                                                          3,836,567
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.68%
       28,000   APPLE INCORPORATED+                                                                                       2,601,480
      106,520   APPLIED MATERIALS INCORPORATED                                                                            1,951,446
      142,540   EMC CORPORATION+                                                                                          1,974,179
       61,110   HEWLETT-PACKARD COMPANY                                                                                   2,452,955
       22,250   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               2,097,285
       44,550   LAM RESEARCH CORPORATION<<+                                                                               2,108,997
       25,870   NATIONAL OILWELL VARCO INCORPORATED<<+                                                                    2,012,427
       24,300   PARKER HANNIFIN CORPORATION                                                                               2,097,333
       29,220   TEREX CORPORATION+                                                                                        2,096,827

                                                                                                                         19,392,929
                                                                                                                      -------------
INSURANCE CARRIERS - 9.56%
       34,350   ACE LIMITED                                                                                               1,960,011
       28,760   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,933,247
       38,390   CHUBB CORPORATION                                                                                         1,983,611
       13,950   CIGNA CORPORATION                                                                                         1,990,107
       54,540   GENWORTH FINANCIAL INCORPORATED                                                                           1,905,628
       32,360   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    1,937,393
       24,320   PRUDENTIAL FINANCIAL INCORPORATED                                                                         2,195,123
       38,130   TRAVELERS COMPANIES INCORPORATED                                                                          1,973,990

                                                                                                                         15,879,110
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
LEATHER & LEATHER PRODUCTS - 1.35%
       44,880   COACH INCORPORATED+                                                                                   $   2,246,244
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.39%
       29,920   BECTON DICKINSON & COMPANY                                                                                2,300,549
                                                                                                                      -------------
MEDICAL PRODUCTS - 2.56%
       42,250   BAXTER INTERNATIONAL INCORPORATED                                                                         2,225,308
       23,650   ZIMMER HOLDINGS INCORPORATED+                                                                             2,019,947

                                                                                                                          4,245,255
                                                                                                                      -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 1.34%
       19,160   VULCAN MATERIALS COMPANY                                                                                  2,231,757
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.36%
       81,660   MATTEL INCORPORATED                                                                                       2,251,366
                                                                                                                      -------------
MOTION PICTURES - 1.29%
       62,070   WALT DISNEY COMPANY                                                                                       2,137,070
                                                                                                                      -------------
OIL & GAS EXTRACTION - 3.81%
       37,880   ENSCO INTERNATIONAL INCORPORATED                                                                          2,060,672
       31,590   SCHLUMBERGER LIMITED                                                                                      2,182,869
       25,470   TRANSOCEAN INCORPORATED+                                                                                  2,080,899

                                                                                                                          6,324,440
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS - 1.17%
       53,210   INTERNATIONAL PAPER COMPANY<<                                                                             1,936,844
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.54%
       21,910   MARATHON OIL CORPORATION                                                                                  2,165,365
       31,960   VALERO ENERGY CORPORATION                                                                                 2,061,100

                                                                                                                          4,226,465
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES - 2.59%
       17,300   PRECISION CASTPARTS CORPORATION                                                                           1,800,065
       25,190   UNITED STATES STEEL CORPORATION                                                                           2,498,092

                                                                                                                          4,298,157
                                                                                                                     --------------
RAILROAD TRANSPORTATION - 1.20%
       19,580   UNION PACIFIC CORPORATION                                                                                 1,988,349
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.04%
        9,890   GOLDMAN SACHS GROUP INCORPORATED                                                                          2,043,571
       17,540   MERRILL LYNCH & COMPANY INCORPORATED                                                                      1,432,492
       20,010   MORGAN STANLEY                                                                                            1,575,988

                                                                                                                          5,052,051
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.52%
      111,350   CORNING INCORPORATED+                                                                                     2,532,099
                                                                                                                      -------------
TOBACCO PRODUCTS - 1.32%
       28,970   LOEWS CORPORATION - CAROLINA GROUP                                                                        2,190,422
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR - 0.90%
    49,350   AMR CORPORATION<<                                                                                    $    1,502,708
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.44%
    23,350   BOEING COMPANY                                                                                            2,076,049
    20,390   LOCKHEED MARTIN CORPORATION                                                                               1,978,238

                                                                                                                       4,054,287
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.35%
    38,440   MCKESSON CORPORATION                                                                                      2,250,280
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $145,485,734)                                                                              160,585,453
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 6.66%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.17%
   284,258   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      284,258
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.49%
$   31,677   AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37%       03/14/2008            31,681
   162,170   AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007           162,245
    30,797   ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.37        04/23/2007            30,703
    87,992   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                          5.30        04/25/2007            87,993
    87,992   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.39        10/25/2007            87,997
    87,992   BANCO SANTANDER TOTTA LOAN+/-++SS.                                         5.32        05/16/2008            88,001
   263,977   BANK OF AMERICA NA SERIES BKNT+/-                                          5.49        06/19/2007           263,998
   140,788   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $140,852)                                                  5.49        04/02/2007           140,788
   193,583   BUCKINGHAM II CDO LLC                                                      5.32        04/26/2007           192,906
    42,236   CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        05/31/2007            41,874
    70,394   CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/07/2007            69,717
    70,394   CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/03/2007            70,076
    87,992   CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/23/2007            87,340
    35,197   CAIRN HIGH GRADE FUNDING I LLC                                             5.32        06/04/2007            34,874
    91,512   CAIRN HIGH GRADE FUNDING I LLC++                                           5.32        06/21/2007            90,447
   175,985   CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/07/2007           174,294
   100,621   CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        05/16/2007            99,977
     8,402   CEDAR SPRINGS CAPITAL COMPANY                                              5.31        04/13/2007             8,388
   116,713   CEDAR SPRINGS CAPITAL COMPANY                                              5.31        05/21/2007           115,881
    66,874   CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        06/14/2007            66,163
    48,244   CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/12/2007            47,746
    12,766   CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/13/2007            12,632
     3,995   CHEYNE FINANCE LLC                                                         5.26        04/18/2007             3,986
    35,197   CHEYNE FINANCE LLC                                                         5.31        06/19/2007            34,797
    15,698   CHEYNE FINANCE LLC                                                         5.32        05/14/2007            15,602
   228,780   CHEYNE FINANCE LLC+/-++                                                    5.34        02/25/2008           228,714
    87,992   CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.33        07/16/2007            88,002
    35,197   CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007            35,219
    37,608   CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007            37,644

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   38,805   CIT GROUP INCORPORATED+/-                                                  5.59%       11/23/2007    $       38,852
 1,231,894   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,232,458)                 5.49        04/02/2007         1,231,894
    17,598   COMERICA BANK+/-                                                           5.32        02/08/2008            17,528
   195,727   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                               5.38        04/10/2007           195,498
    79,193   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.30        04/12/2007            79,078
   105,591   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.32        04/20/2007           105,314
    87,992   CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008            87,965
   175,985   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28        06/25/2007           175,981
   283,265   DEER VALLEY FUNDING LLC++                                                  5.29        04/19/2007           282,563
   131,989   DEER VALLEY FUNDING LLC++                                                  5.29        05/15/2007           131,162
    49,578   DEER VALLEY FUNDING LLC++                                                  5.31        04/11/2007            49,513
    52,795   DEER VALLEY FUNDING LLC                                                    5.34        05/07/2007            52,527
 1,090,085   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,090,584)              5.49        04/02/2007         1,090,085
   175,985   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.50        06/13/2007           176,009
    22,955   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        07/06/2007            22,639
   109,149   FOX TROT CDO LIMITED++                                                     5.31        04/24/2007           108,799
    43,979   GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007            43,993
    70,394   GEORGE STREET FINANCE LLC++                                                5.33        04/30/2007            70,107
   175,985   GREENWICH CAPITAL HOLDINGS                                                 5.44        04/03/2007           175,958
    87,992   HARRIER FINANCE FUNDING LLC+/-++                                           5.31        01/11/2008            87,990
     7,039   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                5.54        05/15/2007             7,040
     4,780   HUDSON-THAMES LLC++                                                        5.26        04/04/2007             4,778
    26,391   HUDSON-THAMES LLC                                                          5.29        04/30/2007            26,283
   123,189   IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           123,209
   228,780   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           228,780
    87,992   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        04/24/2008            87,997
    21,118   K2 (USA) LLC+/-++                                                          5.30        07/16/2007            21,120
    35,197   K2 (USA) LLC+/-++                                                          5.33        09/28/2007            35,197
   351,970   KEEL CAPITAL INCORPORATED++                                                5.30        04/12/2007           351,456
    10,707   KESTREL FUNDING US LLC                                                     5.29        05/21/2007            10,631
   113,714   KLIO III FUNDING CORPORATION++                                             5.31        04/24/2007           113,349
    43,996   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007            43,998
   132,858   LIBERTY HARBOUR CDO II LIMITED++                                           5.30        04/27/2007           132,373
    12,319   LIBERTY HARBOUR CDO II LIMITED++                                           5.39        04/13/2007            12,299
    74,266   METLIFE GLOBAL FUNDING I+/-++                                              5.43        10/05/2007            74,302
    87,992   MORGAN STANLEY+/-                                                          5.36        07/12/2007            87,992
   129,208   MORGAN STANLEY+/-                                                          5.48        07/27/2007           129,253
    87,992   MORGAN STANLEY+/-                                                          5.51        08/07/2007            87,992
   774,333   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $774,687)              5.49        04/02/2007           774,333
    16,279   MORGAN STANLEY SERIES EXL+/-SS.                                            5.38        05/15/2008            16,280
    14,079   NATIONAL CITY BANK+/-                                                      5.46        09/04/2007            14,080
   100,892   NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007           100,945
    65,695   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.32        05/09/2007            65,341
   175,985   NORTHERN ROCK PLC+/-++SS.                                                  5.34        05/05/2008           176,001

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   50,837   PARAGON MORTGAGES PLC SERIES 12A+/-++                                      5.30%       05/15/2007    $       50,837
    17,598   PICAROS FUNDING PLC++                                                      5.29        06/22/2007            17,391
   100,311   PREMIUM ASSET TRUST+/-++                                                   5.47        12/21/2007           100,452
    87,992   PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37        12/16/2007            87,992
    66,874   PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        08/27/2007            66,874
    14,237   RACERS TRUST SERIES 2004-6-MM+/-++                                         5.34        09/24/2007            14,240
    44,246   REGENCY MARKETS #1 LLC++                                                   5.28        05/15/2007            43,969
   123,189   SAINT GERMAIN FUNDING                                                      5.31        04/19/2007           122,884
    80,953   SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008            80,953
    14,079   SKANDINAVISKA ENSKILDA BANKEN AB                                           5.26        08/20/2007            13,793
    70,394   SLM CORPORATION+/-++SS.                                                    5.32        05/12/2008            70,401
    66,733   STANFIELD VICTORIA FUNDING++                                               5.31        04/25/2007            66,510
     7,039   STANFIELD VICTORIA FUNDING LLC++                                           5.27        04/16/2007             7,025
    62,531   TASMAN FUNDING INCORPORATED++                                              5.29        04/04/2007            62,513
    20,347   TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            20,347
    87,992   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        06/15/2007            87,999
    87,992   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34        05/08/2008            88,002
    10,559   VERSAILLES CDS LLC++                                                       5.33        04/16/2007            10,538
   175,985   VETRA FINANCE CORPORATION                                                  5.31        06/12/2007           174,167
    79,591   WHISTLEJACKET CAPITAL LIMITED                                              5.30        04/23/2007            79,347
    21,118   WINDMILL FUNDING CORPORATION                                               5.38        04/02/2007            21,118
    61,595   WORLD OMNI VEHICLE LEASING++                                               5.30        04/18/2007            61,451
    35,197   WORLD OMNI VEHICLE LEASING++                                               5.36        04/19/2007            35,111

                                                                                                                      10,782,083
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,066,341)                                                            11,066,341
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 2.92%
 4,852,808   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              4,852,808

TOTAL SHORT-TERM INVESTMENTS (COST $4,852,808)                                                                         4,852,808
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $161,404,883)*                                             106.28%                                          $  176,504,602
OTHER ASSETS AND LIABILITIES, NET                                 (6.28)                                             (10,428,360)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  166,076,242
                                                                 ======                                           ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,852,808.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 98.44%

APPAREL & ACCESSORY STORES - 2.38%
      841,600   KOHL'S CORPORATION<<+                                                                                $   64,474,976
                                                                                                                     --------------
BIOPHARMACEUTICALS - 4.66%
    1,120,900   GENENTECH INCORPORATED+                                                                                  92,048,308
      571,640   GENZYME CORPORATION+                                                                                     34,309,833

                                                                                                                        126,358,141
                                                                                                                     --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 5.93%
    1,484,800   FASTENAL COMPANY<<                                                                                       52,042,240
    1,078,417   HOME DEPOT INCORPORATED                                                                                  39,621,041
    2,195,000   LOWE'S COMPANIES INCORPORATED<<                                                                          69,120,550

                                                                                                                        160,783,831
                                                                                                                     --------------
BUSINESS SERVICES - 26.86%
      847,400   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   41,014,160
    5,148,043   CISCO SYSTEMS INCORPORATED+                                                                             131,429,538
    5,690,570   EBAY INCORPORATED<<+                                                                                    188,642,396
    1,282,400   FIRST DATA CORPORATION                                                                                   34,496,560
      228,000   GOOGLE INCORPORATED CLASS A<<+                                                                          104,460,480
    7,116,198   MICROSOFT CORPORATION                                                                                   198,328,438
      949,090   YAHOO! INCORPORATED<<+                                                                                   29,697,026

                                                                                                                        728,068,598
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS - 2.65%
    1,287,900   AMGEN INCORPORATED<<+                                                                                    71,967,852
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS - 1.05%
    1,298,700   WESTERN UNION COMPANY<<                                                                                  28,506,465
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.38%
    1,335,800   LINEAR TECHNOLOGY CORPORATION<<                                                                          42,197,922
    4,140,800   NOKIA OYJ ADR                                                                                            94,907,136
    2,096,400   TEXAS INSTRUMENTS INCORPORATED<<                                                                         63,101,640

                                                                                                                        200,206,698
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 4.24%
    3,035,700   PAYCHEX INCORPORATED<<                                                                                  114,961,959
                                                                                                                     --------------
GENERAL MERCHANDISE STORES - 4.98%
    1,601,360   TARGET CORPORATION<<                                                                                     94,896,594
      854,600   WAL-MART STORES INCORPORATED<<                                                                           40,123,470

                                                                                                                        135,020,064
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.42%
    2,110,900   EMC CORPORATION<<+                                                                                       29,235,965
    3,317,770   INTEL CORPORATION                                                                                        63,468,940

                                                                                                                         92,704,905
                                                                                                                     --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS - 3.89%
    1,568,566   AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                                          $  105,439,007
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES - 6.52%
    3,602,210   MEDTRONIC INCORPORATED                                                                                  176,724,423
                                                                                                                     --------------
PERSONAL SERVICES - 1.82%
    1,367,350   CINTAS CORPORATION                                                                                       49,361,335
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 21.24%
    6,486,337   CHARLES SCHWAB CORPORATION                                                                              118,635,104
      926,800   FRANKLIN RESOURCES INCORPORATED                                                                         111,985,244
    1,298,140   GOLDMAN SACHS GROUP INCORPORATED                                                                        268,234,668
      815,800   LEGG MASON INCORPORATED<<                                                                                76,856,518

                                                                                                                        575,711,534
                                                                                                                     --------------

TRANSPORTATION SERVICES - 1.42%

      803,400   CH ROBINSON WORLDWIDE INCORPORATED                                                                       38,362,348
                                                                                                                     --------------

TOTAL COMMON STOCKS (COST $2,048,919,380)                                                                             2,668,652,136
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING - 12.81%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.33%
    8,920,262   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    8,920,262
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.48%
$     994,060   AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.37%         03/14/2008   $      994,189
    5,089,033   AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47          08/16/2007        5,091,374
      966,447   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37          04/23/2007          963,490
    2,761,277   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30          04/25/2007        2,761,305
    2,761,277   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.39          10/25/2007        2,761,415
    2,761,277   BANCO SANTANDER TOTTA LOAN+/-++SS.                                        5.32          05/16/2008        2,761,553
    8,283,831   BANK OF AMERICA NA SERIES BKNT+/-                                         5.49          06/19/2007        8,284,494
    4,418,043   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                VALUE $4,420,064)                                                         5.49          04/02/2007        4,418,043
    6,074,809   BUCKINGHAM II CDO LLC                                                     5.32          04/26/2007        6,053,547
    1,325,413   CAIRN HIGH GRADE FUNDING I LLC++                                          5.30          05/31/2007        1,314,028
    2,209,022   CAIRN HIGH GRADE FUNDING I LLC                                            5.30          06/07/2007        2,187,793
    2,209,022   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31          05/03/2007        2,199,059
    2,761,277   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31          05/23/2007        2,740,788
    1,104,511   CAIRN HIGH GRADE FUNDING I LLC                                            5.32          06/04/2007        1,094,382
    2,871,728   CAIRN HIGH GRADE FUNDING I LLC++                                          5.32          06/21/2007        2,838,301
    5,522,554   CEDAR SPRINGS CAPITAL COMPANY++                                           5.30          06/07/2007        5,469,482
    3,157,575   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31          05/16/2007        3,137,367
      263,647   CEDAR SPRINGS CAPITAL COMPANY                                             5.31          04/13/2007          263,225
    3,662,558   CEDAR SPRINGS CAPITAL COMPANY                                             5.31          05/21/2007        3,636,444
    2,098,570   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31          06/14/2007        2,076,263
    1,513,953   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32          06/12/2007        1,498,314
      400,606   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32          06/13/2007          396,408
      125,362   CHEYNE FINANCE LLC                                                        5.26          04/18/2007          125,070

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS S (CONTINUED)
$   1,104,511   CHEYNE FINANCE LLC                                                        5.31%         06/19/2007   $    1,091,975
      492,612   CHEYNE FINANCE LLC                                                        5.32          05/14/2007          489,602
    7,179,320   CHEYNE FINANCE LLC+/-++                                                   5.34          02/25/2008        7,177,238
    2,761,277   CHEYNE FINANCE LLC SERIES MTN+/-++                                        5.33          07/16/2007        2,761,581
    1,104,511   CIT GROUP INCORPORATED+/-                                                 5.42          12/19/2007        1,105,207
    1,180,170   CIT GROUP INCORPORATED+/-                                                 5.57          09/20/2007        1,181,291
    1,217,723   CIT GROUP INCORPORATED+/-                                                 5.59          11/23/2007        1,219,209
   38,657,877   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $38,675,563)               5.49          04/02/2007       38,657,877
      552,255   COMERICA BANK+/-                                                          5.32          02/08/2008          550,046
    6,142,074   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38          04/10/2007        6,134,888
    2,485,149   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.30          04/12/2007        2,481,521
    3,313,532   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.32          04/20/2007        3,304,851
    2,761,277   CULLINAN FINANCE CORPORATION+/-++                                         5.32          02/12/2008        2,760,421
    5,522,554   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.28          06/25/2007        5,522,443
    8,889,103   DEER VALLEY FUNDING LLC++                                                 5.29          04/19/2007        8,867,058
    4,141,915   DEER VALLEY FUNDING LLC++                                                 5.29          05/15/2007        4,115,987
    1,555,814   DEER VALLEY FUNDING LLC++                                                 5.31          04/11/2007        1,553,776
    1,656,766   DEER VALLEY FUNDING LLC                                                   5.34          05/07/2007        1,648,333
   34,207,784   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $34,223,434)            5.49          04/02/2007       34,207,784
    5,522,554   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                 5.50          06/13/2007        5,523,327
      720,362   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29          07/06/2007          710,421
    3,425,198   FOX TROT CDO LIMITED++                                                    5.31          04/24/2007        3,414,203
    1,380,086   GENWORTH FINANCIAL INCORPORATED+/-                                        5.50          06/15/2007        1,380,542
    2,209,022   GEORGE STREET FINANCE LLC++                                               5.33          04/30/2007        2,200,009
    5,522,554   GREENWICH CAPITAL HOLDINGS                                                5.44          04/03/2007        5,521,725
    2,761,277   HARRIER FINANCE FUNDING LLC+/-++                                          5.31          01/11/2008        2,761,194
      220,902   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.54          05/15/2007          220,920
      149,993   HUDSON-THAMES LLC++                                                       5.26          04/04/2007          149,949
      828,162   HUDSON-THAMES LLC                                                         5.29          04/30/2007          824,783
    3,865,788   IBM CORPORATION SERIES MTN+/-                                             5.35          06/28/2007        3,866,406
    7,179,320   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39          09/17/2007        7,179,320
    2,761,277   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.32          04/24/2008        2,761,415
      662,706   K2 (USA) LLC+/-++                                                         5.30          07/16/2007          662,773
    1,104,511   K2 (USA) LLC+/-++                                                         5.33          09/28/2007        1,104,511
   11,045,108   KEEL CAPITAL INCORPORATED++                                               5.30          04/12/2007       11,028,982
      335,992   KESTREL FUNDING US LLC                                                    5.29          05/21/2007          333,597
    3,568,453   KLIO III FUNDING CORPORATION++                                            5.31          04/24/2007        3,556,999
    1,380,638   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33          06/26/2007        1,380,680
    4,169,197   LIBERTY HARBOUR CDO II LIMITED++                                          5.30          04/27/2007        4,153,979
      386,579   LIBERTY HARBOUR CDO II LIMITED++                                          5.39          04/13/2007          385,960
    2,330,518   METLIFE GLOBAL FUNDING I+/-++                                             5.43          10/05/2007        2,331,660
    2,761,277   MORGAN STANLEY+/-                                                         5.36          07/12/2007        2,761,277
    4,054,659   MORGAN STANLEY+/-                                                         5.48          07/27/2007        4,056,078
    2,761,277   MORGAN STANLEY+/-                                                         5.51          08/07/2007        2,761,277
   24,299,237   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $24,310,354)          5.49          04/02/2007       24,299,237

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS S (CONTINUED)
$     510,836   MORGAN STANLEY SERIES EXL+/-SS.                                           5.38%         05/15/2008   $      510,867
      441,804   NATIONAL CITY BANK+/-                                                     5.46          09/04/2007          441,848
    3,166,080   NATIONWIDE BUILDING SOCIETY+/-++                                          5.48          07/20/2007        3,167,727
    2,061,569   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32          05/09/2007        2,050,458
    5,522,554   NORTHERN ROCK PLC+/-++SS.                                                 5.34          05/05/2008        5,523,051
    1,595,320   PARAGON MORTGAGES PLC SERIES 12A+/-++                                     5.30          04/15/2007        1,595,320
      552,255   PICAROS FUNDING PLC++                                                     5.29          06/22/2007          545,744
    3,147,856   PREMIUM ASSET TRUST+/-++                                                  5.47          12/21/2007        3,152,263
    2,761,277   PREMIUM ASSET TRUST SERIES 06-B+/-++                                      5.37          12/16/2007        2,761,277
    2,098,570   PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.37          08/27/2007        2,098,570
      446,775   RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34          09/24/2007          446,860
    1,388,481   REGENCY MARKETS #1 LLC++                                                  5.28          05/15/2007        1,379,789
    3,865,788   SAINT GERMAIN FUNDING                                                     5.31          04/19/2007        3,856,201
    2,540,375   SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.39          04/11/2008        2,540,375
      441,804   SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26          08/20/2007          432,836
    2,209,022   SLM CORPORATION+/-++SS.                                                   5.32          05/12/2008        2,209,242
    2,094,152   STANFIELD VICTORIA FUNDING++                                              5.31          04/25/2007        2,087,137
      220,902   STANFIELD VICTORIA FUNDING LLC++                                          5.27          04/16/2007          220,452
    1,962,274   TASMAN FUNDING INCORPORATED++                                             5.29          04/04/2007        1,961,705
      638,518   TRAVELERS INSURANCE COMPANY+/-                                            5.39          02/08/2008          638,505
    2,761,277   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.33          06/15/2007        2,761,498
    2,761,277   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                     5.34          05/08/2008        2,761,581
      331,353   VERSAILLES CDS LLC++                                                      5.33          04/16/2007          330,677
    5,522,554   VETRA FINANCE CORPORATION                                                 5.31          06/12/2007        5,465,506
    2,497,630   WHISTLEJACKET CAPITAL LIMITED                                             5.30          04/23/2007        2,489,987
      662,706   WINDMILL FUNDING CORPORATION                                              5.38          04/02/2007          662,701
    1,932,894   WORLD OMNI VEHICLE LEASING++                                              5.30          04/18/2007        1,928,390
    1,104,511   WORLD OMNI VEHICLE LEASING++                                              5.36          04/19/2007        1,101,772

                                                                                                                        338,350,985
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $347,271,247)                                                             347,271,247
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS - 0.76%
$  20,693,392   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   20,693,392

TOTAL SHORT-TERM INVESTMENTS (COST $20,693,392)                                                                          20,693,392
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,416,884,019)*                      112.01%                                                                  $3,036,616,775
OTHER ASSETS AND LIABILITIES, NET           (12.01)                                                                    (325,542,192)
                                            ------                                                                   --------------

TOTAL NET ASSETS                            100.00%                                                                  $2,711,074,583
                                            ======                                                                   ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $20,693,392.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.68%

AGRICULTURAL PRODUCTION CROPS - 0.25%
     26,712  DELTA & PINE LAND COMPANY                                                                            $    1,100,534
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES - 0.50%
     20,193  MULTIMEDIA GAMES INCORPORATED<<+                                                                            240,297
     43,644  PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                    1,268,731
     17,452  WMS INDUSTRIES INCORPORATED+                                                                                684,816

                                                                                                                       2,193,844
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 1.28%
     10,618  ASHWORTH INCORPORATED+                                                                                       80,378
     17,061  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                                951,321
     27,226  CHRISTOPHER & BANKS CORPORATION                                                                             530,090
     33,716  DRESS BARN INCORPORATED<<+                                                                                  701,630
     30,637  FINISH LINE INCORPORATED CLASS A                                                                            386,026
     32,321  HOT TOPIC INCORPORATED<<+                                                                                   358,763
     13,175  JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                      465,736
     31,946  STAGE STORES INCORPORATED                                                                                   744,661
     23,050  THE CATO CORPORATION CLASS A                                                                                539,140
     23,378  TWEEN BRANDS INCORPORATED<<+                                                                                835,062

                                                                                                                       5,592,807
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.72%
     23,126  GYMBOREE CORPORATION+                                                                                       926,659
     18,400  KELLWOOD COMPANY                                                                                            539,672
     89,316  QUIKSILVER INCORPORATED<<+                                                                                1,036,066
     19,939  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       669,352

                                                                                                                       3,171,749
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.21%
     13,642  MARINEMAX INCORPORATED<<+                                                                                   316,222
     21,985  SONIC AUTOMOTIVE INCORPORATED                                                                               626,573

                                                                                                                         942,795
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.10%
     12,024  CENTRAL PARKING CORPORATION                                                                                 266,692
      8,632  MIDAS INCORPORATED+                                                                                         186,192

                                                                                                                         452,884
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.82%
      8,857  M I HOMES INCORPORATED                                                                                      235,153
      3,529  NVR INCORPORATED<<+                                                                                       2,346,785
     47,340  STANDARD-PACIFIC CORPORATION<<                                                                              987,986

                                                                                                                       3,569,924
                                                                                                                  --------------
BUSINESS SERVICES - 8.84%
     35,648  AARON RENTS INCORPORATED                                                                                    942,533
     31,859  ABM INDUSTRIES INCORPORATED<<                                                                               840,759
     17,776  ADMINISTAFF INCORPORATED                                                                                    625,715

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES - 8.84%
     35,652  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                      $      955,830
     17,692  ALTIRIS INCORPORATED+                                                                                       582,244
     25,356  AMN HEALTHCARE SERVICES INCORPORATED+                                                                       573,553
     28,328  ANSYS INCORPORATED+                                                                                       1,438,213
     21,748  ARBITRON INCORPORATED                                                                                     1,021,069
      8,346  BANKRATE INCORPORATED<<+                                                                                    294,113
     32,418  BLACKBAUD INCORPORATED                                                                                      791,648
     10,579  BLUE COAT SYSTEMS INCORPORATED<<+                                                                           388,567
     39,452  BRADY CORPORATION CLASS A                                                                                 1,230,902
     19,151  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                              722,950
     22,498  CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                                1,054,256
     19,769  CAPTARIS INCORPORATED+                                                                                      114,463
     14,810  CARREKER CORPORATION+                                                                                       118,776
     39,519  CIBER INCORPORATED+                                                                                         311,015
     32,517  COGNEX CORPORATION                                                                                          704,643
     20,439  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                         356,865
     32,015  DENDRITE INTERNATIONAL INCORPORATED+                                                                        501,355
     34,501  EFUNDS CORPORATION+                                                                                         919,797
     42,285  EPICOR SOFTWARE CORPORATION+                                                                                588,184
     27,581  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     1,733,466
     16,905  GERBER SCIENTIFIC INCORPORATED+                                                                             179,362
     18,416  GEVITY HR INCORPORATED<<                                                                                    363,532
     20,199  HEALTHCARE SERVICES GROUP                                                                                   578,687
     12,819  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                            621,081
     43,133  HYPERION SOLUTIONS CORPORATION+                                                                           2,235,583
     23,013  INFOSPACE INCORPORATED+                                                                                     590,744
     21,447  JDA SOFTWARE GROUP INCORPORATED+                                                                            322,348
     32,598  KEANE INCORPORATED+                                                                                         442,681
     23,156  KRONOS INCORPORATED+                                                                                      1,238,846
     37,069  LABOR READY INCORPORATED<<+                                                                                 703,940
     13,744  LOJACK CORPORATION+                                                                                         260,861
     19,924  MANHATTAN ASSOCIATES INCORPORATED<<+                                                                        546,515
     15,786  MAPINFO CORPORATION+                                                                                        317,772
     20,497  MIVA INCORPORATED+                                                                                           78,708
     32,908  NAPSTER INCORPORATED+                                                                                       136,239
     14,619  NEOWARE INCORPORATED<<+                                                                                     147,213
     18,479  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                  179,246
     24,110  ON ASSIGNMENT INCORPORATED+                                                                                 299,205
     16,326  PCTEL INCORPORATED+                                                                                         166,035
     18,759  PHOENIX TECHNOLOGIES LIMITED+                                                                               117,244
     11,694  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                               522,137
     29,828  PROGRESS SOFTWARE CORPORATION+                                                                              930,634
     12,428  QUALITY SYSTEMS INCORPORATED<<                                                                              497,120
     19,007  RADIANT SYSTEMS INCORPORATED+                                                                               247,661
     16,052  RADISYS CORPORATION+                                                                                        262,290
     47,175  SECURE COMPUTING CORPORATION+                                                                               363,248
     41,377  SPHERION CORPORATION+                                                                                       364,945
     14,489  SPSS INCORPORATED+                                                                                          523,053

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (CONTINUED)
      8,275  STARTEK INCORPORATED                                                                                 $       81,012
     21,679  SYKES ENTERPRISES INCORPORATED+                                                                             395,425
     53,331  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                             1,074,086
     23,026  TALX CORPORATION                                                                                            762,851
     47,973  THQ INCORPORATED<<+                                                                                       1,640,197
     18,669  TRADESTATION GROUP INCORPORATED+                                                                            235,043
     48,488  UNITED ONLINE INCORPORATED                                                                                  680,287
      7,091  VERTRUE INCORPORATED+                                                                                       341,148
     15,545  VIAD CORPORATION                                                                                            600,037
      9,443  VOLT INFORMATION SCIENCE INCORPORATED<<+                                                                    247,312
     32,184  WEBEX COMMUNICATIONS INCORPORATED+                                                                        1,829,982
     32,777  WEBSENSE INCORPORATED<<+                                                                                    753,543

                                                                                                                      38,688,769
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 4.03%
     24,625  ALPHARMA INCORPORATED CLASS A                                                                               592,970
     17,724  ARCH CHEMICALS INCORPORATED                                                                                 553,343
     20,699  ARQULE INCORPORATED+                                                                                        154,415
     12,013  BRADLEY PHARMACEUTICALS INCORPORATED<<+                                                                     230,529
     19,565  CAMBREX CORPORATION                                                                                         481,299
     13,654  CHATTEM INCORPORATED<<+                                                                                     804,767
     17,558  DIGENE CORPORATION<<+                                                                                       744,635
     25,025  GEORGIA GULF CORPORATION<<                                                                                  405,655
     44,288  HB FULLER COMPANY                                                                                         1,207,734
     22,771  IDEXX LABORATORIES INCORPORATED+                                                                          1,995,423
     50,333  IMMUCOR INCORPORATED<<+                                                                                   1,481,300
     18,298  MACDERMID INCORPORATED                                                                                      638,051
     11,584  MANNATECH INCORPORATED<<                                                                                    186,039
     58,144  MGI PHARMA INCORPORATED+                                                                                  1,306,496
     41,291  NBTY INCORPORATED<<+                                                                                      2,190,075
     18,106  NOVEN PHARMACEUTICALS INCORPORATED+                                                                         420,059
     21,756  OM GROUP INCORPORATED+                                                                                      972,058
     30,721  OMNOVA SOLUTIONS INCORPORATED+                                                                              167,737
     19,999  PAREXEL INTERNATIONAL CORPORATION+                                                                          719,364
      6,548  PENFORD CORPORATION                                                                                         131,877
     67,892  POLYONE CORPORATION+                                                                                        414,141
      7,328  QUAKER CHEMICAL CORPORATION                                                                                 174,480
     21,604  SCIELE PHARMA INCORPORATED<<+                                                                               511,583
     11,433  SURMODICS INCORPORATED<<+                                                                                   411,588
     30,163  TRONOX INCORPORATED CLASS B                                                                                 421,679
      6,697  USANA HEALTH SCIENCES INCORPORATED<<+                                                                       313,888

                                                                                                                      17,631,185
                                                                                                                  --------------
COAL MINING - 0.55%
     59,285  MASSEY ENERGY COMPANY                                                                                     1,422,247
     13,742  PENN VIRGINIA CORPORATION                                                                                 1,008,663

                                                                                                                       2,430,910
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMUNICATIONS - 1.31%
     23,033  ANIXTER INTERNATIONAL INCORPORATED<<+                                                                $    1,518,796
     13,270  AUDIOVOX CORPORATION CLASS A+                                                                               195,467
     37,089  BRIGHTPOINT INCORPORATED+                                                                                   424,300
     14,755  CT COMMUNICATIONS INCORPORATED                                                                              355,596
     32,720  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                                 458,080
     35,811  J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                    992,681
     47,924  LIVE NATION INCORPORATED<<+                                                                               1,057,203
     21,916  NOVATEL WIRELESS INCORPORATED+                                                                              351,533
     56,305  RADIO ONE INCORPORATED CLASS D+                                                                             363,730

                                                                                                                       5,717,386
                                                                                                                  --------------
COMPUTERS-INTERGRATED SYSTEMS - 0.12%
     22,554  AGILYSYS INCORPORATED                                                                                       506,788
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.63%
     19,482  CHEMED CORPORATION                                                                                          953,839
     23,284  EMCOR GROUP INCORPORATED+                                                                                 1,373,290
     19,926  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                               414,262

                                                                                                                       2,741,391
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 7.31%
     13,277  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                       376,403
     44,102  BANK MUTUAL CORPORATION                                                                                     501,443
     33,510  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                   367,270
     23,368  BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                  495,635
     26,872  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                            750,266
     45,022  BROOKLINE BANCORP INCORPORATED                                                                              570,429
     20,692  CASCADE BANCORP<<                                                                                           536,750
     22,473  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                       821,838
     33,112  CHITTENDEN CORPORATION<<                                                                                    999,644
     21,888  COMMUNITY BANK SYSTEM INCORPORATED                                                                          457,897
     24,268  CORUS BANKSHARES INCORPORATED<<                                                                             414,012
     20,072  DIME COMMUNITY BANCSHARES                                                                                   265,553
     14,258  DOWNEY FINANCIAL CORPORATION<<                                                                              920,211
     44,982  EAST WEST BANCORP INCORPORATED                                                                            1,653,988
     60,883  FIRST BANCORP PUERTO RICO                                                                                   807,309
     45,960  FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                  540,030
     23,449  FIRST FINANCIAL BANCORP                                                                                     354,314
      9,421  FIRST INDIANA CORPORATION                                                                                   205,849
     36,511  FIRST MIDWEST BANCORP INCORPORATED                                                                        1,341,779
     22,596  FIRST REPUBLIC BANK                                                                                       1,213,405
     12,118  FIRSTFED FINANCIAL CORPORATION<<+                                                                           688,666
     28,383  FLAGSTAR BANCORP INCORPORATED                                                                               339,177
     17,230  FRANKLIN BANK CORPORATION+                                                                                  307,900
     38,464  GLACIER BANCORP INCORPORATED                                                                                924,675
     30,219  HANMI FINANCIAL CORPORATION                                                                                 575,974
     14,886  INDEPENDENT BANK CORPORATION                                                                                303,228
     13,733  IRWIN FINANCIAL CORPORATION                                                                                 255,983
     17,711  JPMORGAN CHASE & COMPANY                                                                                    209,875

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
     20,467  MAF BANCORP INCORPORATED                                                                             $      846,106
     15,328  NARA BANK NATIONAL ASSOCIATION                                                                              268,393
     13,532  PRIVATEBANCORP INCORPORATED<<                                                                               494,730
     25,166  PROSPERITY BANCSHARES INCORPORATED<<                                                                        874,267
     23,556  PROVIDENT BANKSHARES CORPORATION                                                                            774,050
     54,498  SOUTH FINANCIAL GROUP INCORPORATED                                                                        1,347,191
     13,684  STERLING BANCORPORATION (NEW YORK)                                                                          247,680
     52,700  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                    589,186
     37,312  STERLING FINANCIAL CORPORATION                                                                            1,163,761
     38,104  SUSQUEHANNA BANCSHARES INCORPORATED                                                                         883,632
     54,796  TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                  524,946
     72,848  UCBH HOLDINGS INCORPORATED                                                                                1,356,430
     42,530  UMPQUA HOLDINGS CORPORATION                                                                               1,138,528
     26,672  UNITED BANKSHARES INCORPORATED                                                                              934,320
     26,426  UNITED COMMUNITY BANKS INCORPORATED<<                                                                       866,509
     48,245  WHITNEY HOLDING CORPORATION                                                                               1,475,332
     11,305  WILSHIRE BANCORP INCORPORATED                                                                               185,402
     18,289  WINTRUST FINANCIAL CORPORATION                                                                              815,872

                                                                                                                      31,985,838
                                                                                                                  --------------
DURABLE GOODS - CONSUMER - 0.04%
     13,410  STURM, RUGER & COMPANY INCORPORATED                                                                         180,365
                                                                                                                  --------------
EATING & DRINKING PLACES - 2.39%
     13,990  CALIFORNIA PIZZA KITCHEN INCORPORATED<<+                                                                    460,131
     24,344  CEC ENTERTAINMENT INCORPORATED+                                                                           1,011,250
     50,925  CKE RESTAURANTS INCORPORATED                                                                                960,446
     11,506  IHOP CORPORATION                                                                                            674,827
     24,986  JACK IN THE BOX INCORPORATED+                                                                             1,727,282
     12,401  LANDRY'S RESTAURANTS INCORPORATED                                                                           367,070
     17,073  O'CHARLEYS INCORPORATED+                                                                                    329,338
     18,645  P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                   780,853
     16,411  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                      482,483
     22,283  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                                670,495
     12,149  RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                   471,624
     12,737  RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                      259,325
     49,737  SONIC CORPORATION+                                                                                        1,108,140
     20,628  STEAK N SHAKE COMPANY+                                                                                      345,932
     47,409  TRIARC COMPANIES INCORPORATED CLASS B                                                                       814,961

                                                                                                                      10,464,157
                                                                                                                  --------------
EDUCATIONAL SERVICES - 0.09%
     16,905  UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                               390,167
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 5.39%
     22,265  ALLETE INCORPORATED                                                                                       1,037,994
     12,459  AMERICAN STATES WATER COMPANY                                                                               459,363
     64,776  ATMOS ENERGY CORPORATION                                                                                  2,026,193
     38,521  AVISTA CORPORATION                                                                                          933,364

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
      8,415  CASCADE NATURAL GAS CORPORATION                                                                      $      221,735
      7,405  CENTRAL VERMONT PUBLIC SERVICE                                                                              213,412
      9,912  CH ENERGY GROUP INCORPORATED                                                                                482,615
     42,171  CLECO CORPORATION                                                                                         1,089,277
     33,739  EL PASO ELECTRIC COMPANY+                                                                                   889,023
     52,425  ENERGEN CORPORATION<<                                                                                     2,667,908
      3,871  GREEN MOUNTAIN POWER CORPORATION                                                                            134,982
     15,771  LACLEDE GROUP INCORPORATED                                                                                  490,163
     20,354  NEW JERSEY RESOURCES                                                                                      1,018,718
     19,932  NORTHWEST NATURAL GAS COMPANY                                                                               910,294
     54,554  PIEDMONT NATURAL GAS COMPANY<<                                                                            1,439,135
     21,337  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                        811,873
     78,830  SOUTHERN UNION COMPANY                                                                                    2,395,634
     30,712  SOUTHWEST GAS CORPORATION                                                                                 1,193,775
     77,548  UGI CORPORATION                                                                                           2,071,307
     18,324  UIL HOLDINGS CORPORATION                                                                                    635,843
     25,782  UNISOURCE ENERGY CORPORATION                                                                                968,114
     49,998  WASTE CONNECTIONS INCORPORATED+                                                                           1,496,940

                                                                                                                      23,587,662
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.99%
     19,049  ACTEL CORPORATION+                                                                                          314,689
     31,725  ACUITY BRANDS INCORPORATED                                                                                1,727,109
     86,544  ADAPTEC INCORPORATED+                                                                                       334,925
     25,943  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                    545,841
     53,853  AEROFLEX INCORPORATED+                                                                                      708,167
     16,620  AO SMITH CORPORATION<<                                                                                      635,216
      8,876  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                      159,147
     25,769  ATMI INCORPORATED+                                                                                          787,758
     30,107  BALDOR ELECTRIC COMPANY                                                                                   1,136,238
      8,667  BEL FUSE INCORPORATED CLASS B                                                                               335,500
     52,640  BENCHMARK ELECTRONICS INCORPORATED<<+                                                                     1,087,542
     18,755  C&D TECHNOLOGIES INCORPORATED<<                                                                              94,338
     35,694  C-COR INCORPORATED+                                                                                         494,719
      7,280  CATAPULT COMMUNICATIONS CORPORATION+                                                                         70,907
     19,848  CERADYNE INCORPORATED<<+                                                                                  1,086,480
     28,712  CHECKPOINT SYSTEMS INCORPORATED+                                                                            679,326
     16,931  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                     655,738
     26,184  CTS CORPORATION                                                                                             361,863
     11,333  CUBIC CORPORATION                                                                                           245,246
     27,262  CYMER INCORPORATED<<+                                                                                     1,132,736
     14,660  DIODES INCORPORATED<<+                                                                                      510,901
     13,965  DIONEX CORPORATION+                                                                                         951,156
     24,118  DITECH NETWORKS INCORPORATED+                                                                               195,838
     21,244  DSP GROUP INCORPORATED+                                                                                     403,636
     21,322  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 410,235
     26,564  EXAR CORPORATION+                                                                                           351,707
     16,171  GREATBATCH INCORPORATED+                                                                                    412,361

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     54,614  HARMONIC INCORPORATED+                                                                               $      536,309
     19,003  HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                       443,720
     15,634  INTER-TEL INCORPORATED                                                                                      369,588
     16,444  LITTELFUSE INCORPORATED+                                                                                    667,626
     21,820  MAGNETEK INCORPORATED+                                                                                      109,973
     16,257  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                      225,485
     26,735  METHODE ELECTRONICS INCORPORATED                                                                            394,876
     55,142  MICROSEMI CORPORATION<<                                                                                   1,147,505
     31,035  MOOG INCORPORATED CLASS A+                                                                                1,292,587
      3,445  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                     212,350
     14,767  PARK ELECTROCHEMICAL CORPORATION                                                                            400,481
     19,205  PERICOM SEMICONDUCTOR+                                                                                      187,825
     30,563  PHOTRONICS INCORPORATED<<+                                                                                  475,255
     33,844  PLEXUS CORPORATION                                                                                          580,425
     22,790  REGAL-BELOIT CORPORATION                                                                                  1,057,000
     12,908  ROGERS CORPORATION+                                                                                         572,470
    119,352  SKYWORKS SOLUTIONS INCORPORATED+                                                                            686,274
     16,540  STANDARD MICROSYSTEMS CORPORATION+                                                                          505,132
     10,086  SUPERTEX INCORPORATED<<+                                                                                    334,956
     33,973  SYMMETRICOM INCORPORATED+                                                                                   281,976
     19,054  SYNAPTICS INCORPORATED+                                                                                     487,401
     29,801  TECHNITROL INCORPORATED                                                                                     780,488
      9,687  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                      121,669
     40,116  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   2,141,392
     18,010  VIASAT INCORPORATED+                                                                                        593,790
     14,285  VICOR CORPORATION                                                                                           143,136

                                                                                                                      30,579,008
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.41%
      9,509  CDI CORPORATION                                                                                             275,000
     15,879  MAXMUS INCORPORATED                                                                                         547,508
     13,469  PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                                   350,194
     47,995  REGENERON PHARMACEUTICAL INCORPORATED+                                                                    1,037,652
     42,388  TETRA TECH INCORPORATED+                                                                                    807,915
     38,396  URS CORPORATION+                                                                                          1,635,286
     30,983  WATSON WYATT & COMPANY HOLDINGS                                                                           1,507,323

                                                                                                                       6,160,878
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.81%
     25,365  APTARGROUP INCORPORATED                                                                                   1,697,679
     19,207  GRIFFON CORPORATION<<+                                                                                      475,373
      9,291  MATERIAL SCIENCES CORPORATION+                                                                               92,724
     26,252  MOBILE MINI INCORPORATED<<+                                                                                 703,029
     14,746  NCI BUILDING SYSTEMS INCORPORATED<<+                                                                        703,974
     59,058  SHAW GROUP INCORPORATED+                                                                                  1,846,744
     26,900  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                  829,596
     12,574  VALMONT INDUSTRIES INCORPORATED                                                                             727,154
     21,699  WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                     825,213

                                                                                                                       7,901,486
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FINANCE COMPANIES - 0.02%
     19,442  REWARDS NETWORK INCORPORATED+                                                                        $      103,043
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.51%
     54,417  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                  1,936,701
     37,819  FLOWERS FOODS INCORPORATED<<                                                                              1,140,999
     10,033  J & J SNACK FOODS CORPORATION                                                                               396,203
     22,576  LANCE INCORPORATED                                                                                          456,938
     10,120  PEET'S COFFEE & TEA INCORPORATED+                                                                           279,514
     19,605  RALCORP HOLDINGS INCORPORATED+                                                                            1,260,602
     11,617  SANDERSON FARMS INCORPORATED<<                                                                              430,526
     22,817  TREEHOUSE FOODS INCORPORATED+                                                                               695,234

                                                                                                                       6,596,717
                                                                                                                  --------------
FOOD STORES - 0.42%
     14,267  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<                                                         473,379
     23,247  PANERA BREAD COMPANY<<+                                                                                   1,372,968

                                                                                                                       1,846,347
                                                                                                                  --------------
FOOTWEAR - 0.39%
     24,541  CROCS INCORPORATED<<+                                                                                     1,159,562
      7,992  DECKERS OUTDOOR CORPORATION<<+                                                                              567,592

                                                                                                                       1,727,154
                                                                                                                  --------------
FURNITURE & FIXTURES - 0.47%
      8,638  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                   127,151
     23,209  ETHAN ALLEN INTERIORS INCORPORATED                                                                          820,206
     37,568  LA-Z-BOY INCORPORATED<<                                                                                     465,092
     36,544  SELECT COMFORT CORPORATION<<+                                                                               650,483

                                                                                                                       2,062,932
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.38%
     36,948  CASEY'S GENERAL STORES INCORPORATED                                                                         924,069
     29,264  FRED'S INCORPORATED                                                                                         430,181
     19,752  STEIN MART INCORPORATED                                                                                     322,353

                                                                                                                       1,676,603
                                                                                                                  --------------
HEALTH SERVICES - 3.12%
     18,887  AMEDISYS INCORPORATED<<+                                                                                    612,505
     21,969  AMSURG CORPORATION+                                                                                         538,021
     15,914  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      290,112
     16,446  CRYOLIFE INCORPORATED+                                                                                      138,311
     22,781  ENZO BIOCHEM INCORPORATED<<+                                                                                343,537
     14,462  GENESIS HEALTHCARE CORPORATION+                                                                             912,697
     19,959  GENTIVA HEALTH SERVICES INCORPORATED+                                                                       402,573
     25,537  HEALTHWAYS INCORPORATED<<+                                                                                1,193,855
     49,467  HOOPER HOLMES INCORPORATED                                                                                  221,117
     22,038  INVENTIV HEALTH INCORPORATED+                                                                               843,835
     14,546  LCA-VISION INCORPORATED<<                                                                                   599,129
     15,680  MATRIA HEALTHCARE INCORPORATED<<+                                                                           413,325

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HEALTH SERVICES (CONTINUED)
     23,016  NAUTILUS GROUP INCORPORATED<<                                                                        $      355,137
     24,638  ODYSSEY HEALTHCARE INCORPORATED+                                                                            323,497
     19,348  OPTION CARE INCORPORATED                                                                                    257,328
     35,467  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     2,023,747
     12,579  REHABCARE GROUP INCORPORATED+                                                                               199,629
     40,773  SIERRA HEALTH SERVICES INCORPORATED<<+                                                                    1,678,624
     32,758  SUNRISE SENIOR LIVING INCORPORATED+                                                                       1,294,596
     32,741  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                      1,008,750

                                                                                                                      13,650,325
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 3.35%
      9,604  4KIDS ENTERTAINMENT INCORPORATED+                                                                           181,708
     23,498  ACADIA REALTY TRUST<<                                                                                       612,593
     33,834  COLONIAL PROPERTIES TRUST<<                                                                               1,545,199
     17,334  EASTGROUP PROPERTIES INCORPORATED                                                                           884,554
     19,349  ENTERTAINMENT PROPERTIES TRUST                                                                            1,165,777
     17,701  ESSEX PROPERTY TRUST INCORPORATED                                                                         2,291,925
     47,606  INLAND REAL ESTATE CORPORATION                                                                              873,094
     23,912  KILROY REALTY CORPORATION                                                                                 1,763,510
     15,180  LTC PROPERTIES INCORPORATED                                                                                 393,314
     35,976  MEDICAL PROPERTIES TRUST INCORPORATED                                                                       528,487
     18,525  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                          1,042,217
     47,733  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                 1,154,661
     10,881  PARKWAY PROPERTIES INCORPORATED                                                                             568,532
     11,692  PS BUSINESS PARKS INCORPORATED                                                                              824,520
     14,993  SOVRAN SELF STORAGE INCORPORATED                                                                            830,762

                                                                                                                      14,660,853
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.42%
     22,236  BELL MICROPRODUCTS INCORPORATED+                                                                            142,310
     16,149  COST PLUS INCORPORATED<<+                                                                                   161,490
     21,574  GUITAR CENTER INCORPORATED<<+                                                                               973,419
     16,591  HAVERTY FURNITURE COMPANIES INCORPORATED                                                                    232,274
     21,799  TUESDAY MORNING CORPORATION                                                                                 323,497

                                                                                                                       1,832,990
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.13%
     15,613  MARCUS CORPORATION                                                                                          363,158
      7,666  MONARCH CASINO & RESORT INCORPORATED+                                                                       199,316

                                                                                                                         562,474
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.06%
     15,024  A.S.V. INCORPORATED<<+                                                                                      229,266
     13,771  ASTEC INDUSTRIES INCORPORATED+                                                                              554,283
     74,078  AXCELIS TECHNOLOGIES INCORPORATED+                                                                          565,956
     12,693  BLACK BOX CORPORATION                                                                                       463,802
     36,129  BRIGGS & STRATTON CORPORATION<<                                                                           1,114,580
     55,342  BROOKS AUTOMATION INCORPORATED<<+                                                                           949,115

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
      7,729  CASCADE CORPORATION                                                                                  $      462,271
     17,715  DRIL-QUIP INCORPORATED+                                                                                     766,705
     15,600  ENPRO INDUSTRIES INCORPORATED+                                                                              562,380
     38,630  GARDNER DENVER INCORPORATED+                                                                              1,346,256
     36,798  GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                        717,561
     13,302  HYDRIL COMPANY+                                                                                           1,280,184
     39,361  IDEX CORPORATION                                                                                          2,002,688
     15,467  INTEVAC INCORPORATED+                                                                                       407,865
     20,586  KAYDON CORPORATION                                                                                          876,140
     22,785  KOMAG INCORPORATED<<+                                                                                       745,753
     42,054  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                    389,000
     41,974  LENNOX INTERNATIONAL INCORPORATED                                                                         1,498,472
      8,504  LINDSAY MANUFACTURING COMPANY<<                                                                             270,342
     10,927  LUFKIN INDUSTRIES INCORPORATED                                                                              613,879
     45,442  MANITOWOC COMPANY INCORPORATED                                                                            2,886,930
     29,700  MICROS SYSTEMS INCORPORATED<<+                                                                            1,603,503
     25,101  NETGEAR INCORPORATED+                                                                                       716,132
     30,350  PAXAR CORPORATION+                                                                                          871,045
     12,674  PLANAR SYSTEMS INCORPORATED+                                                                                109,884
     12,448  ROBBINS & MYERS INCORPORATED                                                                                464,186
     18,812  SCANSOURCE INCORPORATED+                                                                                    504,914
     29,472  TORO COMPANY                                                                                              1,510,145
     16,997  ULTRATECH INCORPORATED+                                                                                     231,329
     17,922  WATSCO INCORPORATED<<                                                                                       915,277
     21,542  WOODWARD GOVERNOR COMPANY                                                                                   886,884

                                                                                                                      26,516,727
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.30%
     26,449  HILB, ROGAL & HAMILTON COMPANY                                                                            1,297,323
                                                                                                                  --------------
INSURANCE CARRIERS - 3.26%
     38,256  AMERIGROUP CORPORATION<<+                                                                                 1,162,982
     31,716  CENTENE CORPORATION+                                                                                        665,719
     31,628  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                               1,272,394
     49,538  FREMONT GENERAL CORPORATION<<                                                                               343,298
     21,833  HEALTHEXTRAS INCORPORATED+                                                                                  628,354
     14,255  INFINITY PROPERTY & CASUALTY CORPORATION                                                                    667,989
     12,800  LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                                  946,048
     41,969  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                            1,846,216
     15,731  PRESIDENTIAL LIFE CORPORATION                                                                               310,215
     24,338  PROASSURANCE CORPORATION+                                                                                 1,244,889
     14,618  RLI CORPORATION                                                                                             802,967
     10,478  SAFETY INSURANCE GROUP INCORPORATED                                                                         420,377
      7,342  SCPIE HOLDINGS INCORPORATED+                                                                                166,663
     41,681  SELECTIVE INSURANCE GROUP INCORPORATED                                                                    1,061,198
     13,332  STEWART INFORMATION SERVICES CORPORATION                                                                    557,144
      8,928  TRIAD GUARANTY INCORPORATED+                                                                                369,708

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS (CONTINUED)
     15,368  UNITED FIRE & CASUALTY COMPANY                                                                       $      539,878
     27,080  ZENITH NATIONAL INSURANCE CORPORATION                                                                     1,280,072
                                                                                                                      14,286,111
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS - 0.48%
     21,013  BROWN SHOE COMPANY INCORPORATED                                                                             882,546
     16,438  GENESCO INCORPORATED<<+                                                                                     682,670
     19,487  K-SWISS INCORPORATED                                                                                        526,539

                                                                                                                       2,091,755
                                                                                                                  --------------
LEGAL SERVICES - 0.07%
      6,574  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                      329,423
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.42%
     56,014  CHAMPION ENTERPRISES INCORPORATED<<+                                                                        492,923
     11,495  COACHMEN INDUSTRIES INCORPORATED                                                                            121,042
      7,465  DELTIC TIMBER CORPORATION                                                                                   358,021
      4,970  SKYLINE CORPORATION+                                                                                        167,688
     13,811  UNIVERSAL FOREST PRODUCTS                                                                                   684,335

                                                                                                                       1,824,009
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.82%
     52,588  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                         1,113,288
     10,207  ANALOGIC CORPORATION                                                                                        641,816
     22,097  ARMOR HOLDINGS INCORPORATED+                                                                              1,487,791
     20,060  ARTHROCARE CORPORATION<<+                                                                                   722,962
     17,314  BIOLASE TECHNOLOGY INCORPORATED<<                                                                           168,465
     11,681  BIOSITE INCORPORATED+                                                                                       980,854
     22,855  COHERENT INCORPORATED+                                                                                      725,418
     16,614  COHU INCORPORATED                                                                                           312,343
     20,495  CONMED CORPORATION<<+                                                                                       599,069
     32,895  COOPER COMPANIES INCORPORATED                                                                             1,599,355
     16,170  CYBERONICS INCORPORATED<<+                                                                                  303,673
      9,259  DATASCOPE CORPORATION                                                                                       335,083
     17,141  DJ ORTHOPEDICS INCORPORATED+                                                                                649,644
     12,025  EDO CORPORATION<<                                                                                           315,055
     18,700  ESTERLINE TECHNOLOGIES CORPORATION+                                                                         768,009
     19,026  FEI COMPANY<<+                                                                                              686,078
     47,923  FLIR SYSTEMS INCORPORATED<<+                                                                              1,709,413
     33,052  FOSSIL INCORPORATED<<+                                                                                      874,886
     19,319  HAEMONETICS CORPORATION+                                                                                    903,163
     38,929  HOLOGIC INCORPORATED<<+                                                                                   2,243,868
     10,704  ICU MEDICAL INCORPORATED+                                                                                   419,597
     51,413  INPUT OUTPUT INCORPORATED<<+                                                                                708,471
     14,419  INTEGRA LIFESCIENCES HOLDINGS<<+                                                                            657,218
     23,383  INVACARE CORPORATION                                                                                        407,800
     18,829  ITRON INCORPORATED<<+                                                                                     1,224,638
     10,293  KEITHLEY INSTRUMENTS INCORPORATED                                                                           157,380

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
      8,659  KENSEY NASH CORPORATION+                                                                             $      264,100
     49,639  KOPIN CORPORATION+                                                                                          167,780
     31,064  MENTOR CORPORATION                                                                                        1,428,944
     15,763  MERIDIAN DIAGNOSTICS INCORPORATED                                                                           437,581
     20,061  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                         251,766
     27,136  MKS INSTRUMENTS INCORPORATED+                                                                               692,511
     13,361  MTS SYSTEMS CORPORATION<<                                                                                   518,941
     12,679  OSTEOTECH INCORPORATED+                                                                                      96,868
     13,280  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                                530,536
     12,132  PHOTON DYNAMICS INCORPORATED+                                                                               152,985
     16,530  POLYMEDICA CORPORATION                                                                                      699,715
     12,594  POSSIS MEDICAL INCORPORATED+                                                                                163,848
     53,502  RESPIRONICS INCORPORATED+                                                                                 2,246,549
     18,234  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                          318,001
     19,019  SONIC SOLUTIONS<<+                                                                                          268,168
     25,483  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                         954,084
     24,309  THERAGENICS CORPORATION+                                                                                    152,174
     86,380  TRIMBLE NAVIGATION LIMITED+                                                                               2,318,439
     22,778  VEECO INSTRUMENTS INCORPORATED<<+                                                                           444,171
     24,182  VIASYS HEALTHCARE INCORPORATED+                                                                             821,946
      5,703  VITAL SIGNS INCORPORATED                                                                                    296,442
     20,956  X-RITE INCORPORATED                                                                                         271,380

                                                                                                                      34,212,266
                                                                                                                  --------------
METAL MINING - 0.44%
     30,122  CLEVELAND CLIFFS INCORPORATED<<                                                                           1,928,109
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
     15,974  AMCOL INTERNATIONAL CORPORATION<<                                                                           473,629
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.91%
     52,224  CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                     767,693
     23,301  DAKTRONICS INCORPORATED<<                                                                                   639,379
     20,308  JAKKS PACIFIC INCORPORATED+                                                                                 485,361
     36,075  K2 INCORPORATED+                                                                                            436,147
     11,945  LYDALL INCORPORATED+                                                                                        189,806
     15,438  RC2 CORPORATION+                                                                                            623,541
      8,411  RUSS BERRIE & COMPANY INCORPORATED                                                                          118,595
     25,612  SHUFFLE MASTER INCORPORATED<<+                                                                              467,419
      9,099  STANDEX INTERNATIONAL CORPORATION                                                                           259,412

                                                                                                                       3,987,353
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 1.21%
     10,194  BLUE NILE INCORPORATED<<+                                                                                   414,488
     21,746  CASH AMERICA INTERNATIONAL INCORPORATED                                                                     891,586
     23,207  HIBBETT SPORTS INCORPORATED+                                                                                663,488
     17,854  JO ANN STORES INCORPORATED<<+                                                                               486,522
     20,765  LONGS DRUG STORES CORPORATION<<                                                                           1,072,305

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL (CONTINUED)
     14,867  NORTH AMERICAN WATCH CORPORATION<<                                                                   $      437,833
     28,388  SPECTRUM BRANDS INCORPORATED<<+                                                                             179,696
     13,990  STAMPS.COM INCORPORATED+                                                                                    201,036
     35,813  ZALE CORPORATION<<+                                                                                         944,747

                                                                                                                       5,291,701
                                                                                                                  --------------
MOTION PICTURES - 0.24%
30,098       AVID TECHNOLOGY INCORPORATED<<+                                                                           1,049,818
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.04%
     18,392  ARKANSAS BEST CORPORATION<<                                                                                 653,836
     22,236  FORWARD AIR CORPORATION                                                                                     731,120
     43,110  HEARTLAND EXPRESS INCORPORATED                                                                              684,587
     40,991  LANDSTAR SYSTEM INCORPORATED                                                                              1,879,027
     20,449  OLD DOMINION FREIGHT LINE+                                                                                  589,136

                                                                                                                       4,537,706
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.34%
     20,112  FINANCIAL FEDERAL CORPORATION                                                                               529,348
     20,064  FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                                 447,026
     12,870  WORLD ACCEPTANCE CORPORATION+                                                                               514,157

                                                                                                                       1,490,531
                                                                                                                  --------------
OIL & GAS EXTRACTION - 3.91%
     19,782  ATWOOD OCEANICS INCORPORATED+                                                                             1,161,006
     35,344  CABOT OIL & GAS CORPORATION                                                                               2,379,324
     66,714  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                2,487,765
     40,546  OCEANEERING INTERNATIONAL INCORPORATED+                                                                   1,707,798
     10,802  PETROLEUM DEVELOPMENT CORPORATION+                                                                          578,663
     15,607  SEACOR HOLDINGS INCORPORATED<<+                                                                           1,535,729
     45,849  ST. MARY LAND & EXPLORATION COMPANY                                                                       1,681,741
     20,439  STONE ENERGY CORPORATION+                                                                                   606,834
     21,795  SWIFT ENERGY COMPANY+                                                                                       910,377
     52,921  TETRA TECHNOLOGIES INCORPORATED+                                                                          1,307,678
     33,852  UNIT CORPORATION+                                                                                         1,712,573
     22,132  W-H ENERGY SERVICES INCORPORATED+                                                                         1,034,450

                                                                                                                      17,103,938
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.79%
     27,653  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                          358,936
     21,267  CARAUSTAR INDUSTRIES INCORPORATED+                                                                          133,557
     14,549  CHESAPEAKE CORPORATION                                                                                      219,690
     10,811  NEENAH PAPER INCORPORATED                                                                                   429,629
     40,754  PLAYTEX PRODUCTS INCORPORATED+                                                                              553,032
     11,943  POPE & TALBOT INCORPORATED<<                                                                                 80,615
     25,127  ROCK-TENN COMPANY CLASS A                                                                                   834,216
     11,419  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                               283,762

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------
   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
      8,999  STANDARD REGISTER COMPANY                                                                            $      113,837
     32,694  WAUSAU PAPER CORPORATION                                                                                    469,486

                                                                                                                       3,476,760
                                                                                                                  --------------
PERSONAL SERVICES - 0.46%
      6,942  ANGELICA CORPORATION                                                                                        191,183
     20,349  COINSTAR INCORPORATED+                                                                                      636,924
      3,810  CPI CORPORATION                                                                                             200,063
     15,729  G & K SERVICES INCORPORATED CLASS A                                                                         570,648
     10,418  UNIFIRST CORPORATION                                                                                        399,739

                                                                                                                       1,998,557
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.46%
     30,966  HEADWATERS INCORPORATED<<+                                                                                  676,607
     12,460  WD-40 COMPANY                                                                                               395,107
     20,848  WORLD FUEL SERVICES CORPORATION                                                                             964,428

                                                                                                                       2,036,142
                                                                                                                  --------------
PHARMACEUTICALS - 0.34%
      8,949  KENDLE INTERNATIONAL, INCORPORATED+                                                                         317,868
     33,906  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                       407,550
     51,037  VIROPHARMA INCORPORATED<<+                                                                                  732,381

                                                                                                                       1,457,799
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 3.71%
     32,622  BELDEN CDT INCORPORATED<<                                                                                 1,748,213
     14,723  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                    713,624
     18,739  CARPENTER TECHNOLOGY CORPORATION                                                                          2,262,922
     16,886  CENTURY ALUMINUM COMPANY<<+                                                                                 791,616
     33,924  CHAPARRAL STEEL COMPANY                                                                                   1,973,359
     32,312  CURTISS-WRIGHT CORPORATION                                                                                1,245,304
     21,822  GIBRALTAR INDUSTRIES INCORPORATED                                                                           493,614
     22,425  LONE STAR TECHNOLOGIES INCORPORATED+                                                                      1,480,723
     27,082  MUELLER INDUSTRIES INCORPORATED                                                                             815,168
     27,093  QUANEX CORPORATION                                                                                        1,147,389
     16,802  RTI INTERNATIONAL METALS INCORPORATED+                                                                    1,529,150
      8,404  STEEL TECHNOLOGIES INCORPORATED                                                                             248,590
     17,577  TEXAS INDUSTRIES INCORPORATED                                                                             1,327,591
     20,736  TREDEGAR CORPORATION                                                                                        472,573

                                                                                                                      16,249,836
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.44%
     21,229  BOWNE & COMPANY INCORPORATED                                                                                333,932
      8,606  CONSOLIDATED GRAPHICS INCORPORATED+                                                                         637,274
     18,855  JOHN H. HARLAND COMPANY                                                                                     965,942

                                                                                                                       1,937,148
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
RAILROAD TRANSPORTATION - 0.46%
     56,104  KANSAS CITY SOUTHERN<<+                                                                              $    1,996,180
                                                                                                                  --------------
REAL ESTATE - 0.12%
     16,065  MERITAGE CORPORATION<<+                                                                                     516,008
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUST (REIT) - 0.54%
     51,360  LEXINGTON CORPORATE PROPERTIES TRUST                                                                      1,085,237
     54,419  SENIOR HOUSING PROPERTIES TRUST                                                                           1,300,614

                                                                                                                       2,385,851
                                                                                                                  --------------
RETAIL, TRADE & SERVICES - 0.51%
     38,683  MEN'S WEARHOUSE INCORPORATED                                                                              1,820,035
     26,662  STRIDE RITE CORPORATION                                                                                     410,328

                                                                                                                       2,230,363
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
     17,735  A. SCHULMAN INCORPORATED                                                                                    417,837
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.66%
     32,314  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                 1,266,709
     39,024  LABRANCHE & COMPANY INCORPORATED<<+                                                                         318,436
     13,511  PIPER JAFFRAY COMPANIES INCORPORATED<<+                                                                     836,871
     18,028  SWS GROUP INCORPORATED                                                                                      447,275

                                                                                                                       2,869,291
                                                                                                                  --------------
SOFTWARE - 0.15%
     10,550  EPIQ SYSTEMS INCORPORATED<<+                                                                                215,009
     13,358  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                  446,291

                                                                                                                         661,300
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.42%
     20,741  APOGEE ENTERPRISES INCORPORATED                                                                             415,650
     17,483  CABOT MICROELECTRONICS CORPORATION<<+                                                                       585,855
     14,832  CARBO CERAMICS INCORPORATED<<                                                                               690,430
     10,459  LIBBEY INCORPORATED<<                                                                                       146,635

                                                                                                                       1,838,570
                                                                                                                  --------------
TEXTILE MILL PRODUCTS - 0.71%
     21,310  ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                                  765,881
     38,066  INTERFACE INCORPORATED                                                                                      608,675
     11,181  OXFORD INDUSTRIES INCORPORATED                                                                              552,789
     40,633  WOLVERINE WORLD WIDE INCORPORATED                                                                         1,160,885

                                                                                                                       3,088,230
                                                                                                                  --------------
TOBACCO PRODUCTS - 0.13%
     64,218  ALLIANCE ONE INTERNATIONAL INCORPORATED                                                                     592,732
                                                                                                                  --------------
TRANSPORTATION BY AIR - 0.72%
     17,211  BRISTOW GROUP INCORPORATED<<+                                                                               627,341
     23,243  EGL INCORPORATED+                                                                                           921,120
     26,785  FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                                  160,978

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TRANSPORTATION BY AIR (CONTINUED)
     24,236  MESA AIR GROUP INCORPORATED+                                                                         $      182,497
     47,056  SKYWEST INCORPORATED                                                                                      1,262,512

                                                                                                                       3,154,448
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.84%
     27,040  AAR CORPORATION+                                                                                            745,222
      8,727  ARCTIC CAT INCORPORATED                                                                                     170,089
     37,443  CLARCOR INCORPORATED                                                                                      1,190,687
     46,842  FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                       370,520
     40,879  GENCORP INCORPORATED<<+                                                                                     565,765
     17,744  GROUP 1 AUTOMOTIVE INCORPORATED                                                                             705,679
     16,986  HORNBECK OFFSHORE+                                                                                          486,649
     19,583  MONACO COACH CORPORATION                                                                                    311,957
     25,976  POLARIS INDUSTRIES INCORPORATED<<                                                                         1,246,328
      8,691  STANDARD MOTOR PRODUCTS INCORPORATED                                                                        148,355
     16,735  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                            348,590
     11,984  TRIUMPH GROUP INCORPORATED<<                                                                                663,195
     22,327  WABASH NATIONAL CORPORATION                                                                                 344,282
     22,959  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                         772,111

                                                                                                                       8,069,429
                                                                                                                  --------------
TRANSPORTATION SERVICES - 0.19%
     29,130  HUB GROUP INCORPORATED CLASS A+                                                                             844,479
                                                                                                                  --------------
WATER TRANSPORTATION - 0.31%
     38,886  KIRBY CORPORATION+                                                                                        1,360,232
                                                                                                                  --------------
Wholesale Trade Non-Durable Goods - 1.56%
     28,844  HAIN CELESTIAL GROUP INCORPORATED+                                                                          867,339
     19,743  MYERS INDUSTRIES INCORPORATED                                                                               368,799
      9,800  NASH FINCH COMPANY<<                                                                                        337,708
     25,592  PERFORMANCE FOOD GROUP COMPANY+                                                                             790,025
     13,625  SCHOOL SPECIALTY INCORPORATED<<+                                                                            491,999
     15,811  SPARTAN STORES INCORPORATED                                                                                 423,735
     25,346  TRACTOR SUPPLY COMPANY<<+                                                                                 1,305,319
     31,300  UNITED NATURAL FOODS INCORPORATED<<+                                                                        959,032
     21,712  UNITED STATIONERS INCORPORATED+                                                                           1,300,983

                                                                                                                       6,844,939
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 2.45%
      9,206  AM CASTLE & COMPANY                                                                                         270,288
     27,618  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED<<                                                              677,470
     29,244  BARNES GROUP INCORPORATED<<                                                                                 672,904
     21,327  BUILDING MATERIALS HOLDINGS CORPORATION                                                                     386,232
     18,390  DIGI INTERNATIONAL INCORPORATED+                                                                            233,553
     13,662  DREW INDUSTRIES INCORPORATED<<+                                                                             391,826
     35,354  INSIGHT ENTERPRISES INCORPORATED+                                                                           635,665
     17,665  KAMAN CORPORATION CLASS A                                                                                   411,771
     11,943  KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                                402,479

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
     42,218  KNIGHT TRANSPORTATION INCORPORATED<<                                                                 $      752,325
      3,049  LAWSON PRODUCTS INCORPORATED                                                                                115,496
     10,329  LENOX GROUP INCORPORATED<<+                                                                                  67,965
     33,138  LKQ CORPORATION+                                                                                            724,397
     29,462  OWENS & MINOR INCORPORATED                                                                                1,082,139
     39,778  PEP BOYS-MANNY, MOE & JACK                                                                                  759,362
     36,765  POOL CORPORATION<<                                                                                        1,316,169
     49,275  PSS WORLD MEDICAL INCORPORATED<<+                                                                         1,041,674
     19,200  RYERSON INCORPORATED<<                                                                                      760,708

                                                                                                                      10,702,423
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $320,251,025)                                                                              431,858,918
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 25.23%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.65%
  2,835,736  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    2,835,736
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 24.58%
$   316,010  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.37%        03/14/2008           316,051
  1,617,795  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         08/16/2007         1,618,539
    307,232  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37         04/23/2007           306,292
    877,805  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007           877,814
    877,805  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.39         10/25/2007           877,849
    877,805  BANCO SANTANDER TOTTA LOAN+/-++SS.                                        5.32         05/16/2008           877,893
  2,633,416  BANK OF AMERICA NA SERIES BKNT+/-                                         5.49         06/19/2007         2,633,626
  1,404,488  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $1,405,131)                                               5.49         04/02/2007         1,404,488
  1,931,171  BUCKINGHAM II CDO LLC                                                     5.32         04/26/2007         1,924,412
    421,346  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         05/31/2007           417,727
    702,244  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/07/2007           695,496
    702,244  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/03/2007           699,077
    877,805  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/23/2007           871,292
    351,122  CAIRN HIGH GRADE FUNDING I LLC                                            5.32         06/04/2007           347,902
    912,917  CAIRN HIGH GRADE FUNDING I LLC++                                          5.32         06/21/2007           902,291
  1,755,610  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         06/07/2007         1,738,739
  1,003,788  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         05/16/2007           997,364
     83,813  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         04/13/2007            83,679
  1,164,321  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         05/21/2007         1,156,019
    667,132  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         06/14/2007           660,040
    481,283  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/12/2007           476,311
    127,352  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/13/2007           126,017
     39,852  CHEYNE FINANCE LLC                                                        5.26         04/18/2007            39,759
    351,122  CHEYNE FINANCE LLC                                                        5.31         06/19/2007           347,137
    156,600  CHEYNE FINANCE LLC                                                        5.32         05/14/2007           155,644
  2,282,293  CHEYNE FINANCE LLC+/-++                                                   5.34         02/25/2008         2,281,632
    877,805  CHEYNE FINANCE LLC SERIES MTN+/-++                                        5.33         07/16/2007           877,902
    351,122  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007           351,343

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   375,174  CIT GROUP INCORPORATED+/-                                                 5.57%        09/20/2007    $      375,530
    387,112  CIT GROUP INCORPORATED+/-                                                 5.59         11/23/2007           387,584
 12,289,273  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $12,294,895)               5.49         04/02/2007        12,289,273
    175,561  COMERICA BANK+/-                                                          5.32         02/08/2008           174,859
  1,952,555  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38         04/10/2007         1,950,270
    790,025  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.30         04/12/2007           788,871
  1,053,366  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.32         04/20/2007         1,050,606
    877,805  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           877,533
  1,755,610  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.28         06/25/2007         1,755,575
  2,825,830  DEER VALLEY FUNDING LLC++                                                 5.29         04/19/2007         2,818,822
  1,316,708  DEER VALLEY FUNDING LLC++                                                 5.29         05/15/2007         1,308,465
    494,591  DEER VALLEY FUNDING LLC++                                                 5.31         04/11/2007           493,943
    526,683  DEER VALLEY FUNDING LLC                                                   5.34         05/07/2007           524,002
 10,874,596  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $10,879,571)            5.49         04/02/2007        10,874,596
  1,755,610  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                 5.50         06/13/2007         1,755,856
    229,002  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29         07/06/2007           225,842
  1,088,865  FOX TROT CDO LIMITED++                                                    5.31         04/24/2007         1,085,369
    438,727  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007           438,872
    702,244  GEORGE STREET FINANCE LLC++                                               5.33         04/30/2007           699,379
  1,755,610  GREENWICH CAPITAL HOLDINGS                                                5.44         04/03/2007         1,755,347
    877,805  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           877,779
     70,224  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.54         05/15/2007            70,230
     47,682  HUDSON-THAMES LLC++                                                       5.26         04/04/2007            47,669
    263,271  HUDSON-THAMES LLC                                                         5.29         04/30/2007           262,197
  1,228,927  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007         1,229,124
  2,282,293  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007         2,282,293
    877,805  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.32         04/24/2008           877,849
    210,673  K2 (USA) LLC+/-++                                                         5.30         07/16/2007           210,694
    351,122  K2 (USA) LLC+/-++                                                         5.33         09/28/2007           351,122
  3,511,221  KEEL CAPITAL INCORPORATED++                                               5.30         04/12/2007         3,506,094
    106,811  KESTREL FUNDING US LLC                                                    5.29         05/21/2007           106,050
  1,134,405  KLIO III FUNDING CORPORATION++                                            5.31         04/24/2007         1,130,764
    438,903  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007           438,916
  1,325,381  LIBERTY HARBOUR CDO II LIMITED++                                          5.30         04/27/2007         1,320,543
    122,893  LIBERTY HARBOUR CDO II LIMITED++                                          5.39         04/13/2007           122,696
    740,868  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           741,231
    877,805  MORGAN STANLEY+/-                                                         5.36         07/12/2007           877,805
  1,288,969  MORGAN STANLEY+/-                                                         5.48         07/27/2007         1,289,420
    877,805  MORGAN STANLEY+/-                                                         5.51         08/07/2007           877,805
  7,724,686  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $7,728,220)           5.49         04/02/2007         7,724,686
    162,394  MORGAN STANLEY SERIES EXL+/-SS.                                           5.38         05/15/2008           162,404
    140,449  NATIONAL CITY BANK+/-                                                     5.46         09/04/2007           140,463
  1,006,491  NATIONWIDE BUILDING SOCIETY+/-++                                          5.48         07/20/2007         1,007,015
    655,369  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32         05/09/2007           651,837

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,755,610  NORTHERN ROCK PLC+/-++SS.                                                 5.34%        05/05/2008    $    1,755,768
    507,149  PARAGON MORTGAGES PLC SERIES 12A+/-++                                     5.30         04/15/2007           507,149
    175,561  PICAROS FUNDING PLC++                                                     5.29         06/22/2007           173,491
  1,000,698  PREMIUM ASSET TRUST+/-++                                                  5.47         12/21/2007         1,002,099
    877,805  PREMIUM ASSET TRUST SERIES 06-B+/-++                                      5.37         12/16/2007           877,805
    667,132  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.37         08/27/2007           667,132
    142,029  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34         09/24/2007           142,056
    441,396  REGENCY MARKETS #1 LLC++                                                  5.28         05/15/2007           438,632
  1,228,927  SAINT GERMAIN FUNDING                                                     5.31         04/19/2007         1,225,880
    807,581  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.39         04/11/2008           807,581
    140,449  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26         08/20/2007           137,598
    702,244  SLM CORPORATION+/-++SS.                                                   5.32         05/12/2008           702,314
     70,224  STANFIELD VICTORIA FUNDING LLC++                                          5.27         04/16/2007            70,081
    665,727  STANFIELD VICTORIA FUNDING LLC++                                          5.31         04/25/2007           663,497
    623,803  TASMAN FUNDING INCORPORATED++                                             5.29         04/04/2007           623,623
    202,984  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008           202,980
    877,805  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.33         06/15/2007           877,875
    877,805  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                     5.34         05/08/2008           877,902
    105,337  VERSAILLES CDS LLC++                                                      5.33         04/16/2007           105,122
  1,755,610  VETRA FINANCE CORPORATION                                                 5.31         06/12/2007         1,737,475
    793,992  WHISTLEJACKET CAPITAL LIMITED                                             5.30         04/23/2007           791,563
    210,673  WINDMILL FUNDING CORPORATION                                              5.38         04/02/2007           210,673
    614,464  WORLD OMNI VEHICLE LEASING++                                              5.30         04/18/2007           613,032
    351,122  WORLD OMNI VEHICLE LEASING++                                              5.36         04/19/2007           350,253

                                                                                                                     107,561,196
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $110,396,932)                                                          110,396,932
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 1.00%
  4,074,814  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              4,074,814
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY BILLS - 0.07%
$   155,000  US TREASURY BILL^##                                                       4.90%        05/10/2007    $      154,184
     45,000  US TREASURY BILL^##                                                       4.96         05/10/2007            44,763
    100,000  US TREASURY BILL^##                                                       4.95         08/09/2007            98,254

                                                                                                                         297,201
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,372,002)                                                                         4,372,015
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $435,019,959)*                          124.91%                                                             $  546,627,865
OTHER ASSETS AND LIABILITIES, NET             (24.91)                                                               (109,008,819)
                                              ------                                                              --------------

TOTAL NET ASSETS                              100.00%                                                             $  437,619,046
                                              ======                                                              ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,074,814.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 98.55%

APPAREL & ACCESSORY STORES - 1.25%
    1,748,300   WET SEAL INCORPORATED CLASS A<<+                                                                      $  11,451,365
                                                                                                                      -------------
BIOPHARMACEUTICALS - 3.69%
      961,700   HUMAN GENOME SCIENCES INCORPORATED+                                                                      10,213,254
      702,200   PDL BIOPHARMA INCORPORATED<<+                                                                            15,237,740
      535,000   ZYMOGENETICS INCORPORATED+                                                                                8,324,600

                                                                                                                         33,775,594
                                                                                                                      -------------
BUSINESS SERVICES - 19.29%
      402,700   ACCESS INTEGRATED TECHNOLOGIES INCORPORATED+                                                              2,186,661
      353,800   AMN HEALTHCARE SERVICES INCORPORATED<<+                                                                   8,002,956
      514,600   AQUANTIVE INCORPORATED+                                                                                  14,362,486
    2,081,700   ART TECHNOLOGY GROUP INCORPORATED+                                                                        4,829,544
       97,000   CAPELLA EDUCATION COMPANY+                                                                                3,253,380
      404,400   CONCUR TECHNOLOGIES INCORPORATED<<+                                                                       7,060,824
      644,000   EPICOR SOFTWARE CORPORATION+                                                                              8,958,040
      392,800   FTD GROUP INCORPORATED                                                                                    6,492,984
      549,900   GERBER SCIENTIFIC INCORPORATED+                                                                           5,834,439
      445,500   HUDSON HIGHLAND GROUP INCORPORATED+                                                                       6,945,345
       99,700   ICT GROUP INCORPORATED+                                                                                   1,744,750
      268,500   INNOVATIVE SOLUTIONS & SUPPORT INCORPORATED+                                                              6,798,420
      765,700   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                     3,897,413
      557,400   MARCHEX INCORPORATED CLASS B                                                                              8,539,368
      496,200   OMNICELL INCORPORATED+                                                                                   10,380,504
    2,479,000   OPENTV CORPORATION CLASS A+                                                                               6,073,550
      702,300   OPSWARE INCORPORATED+                                                                                     5,091,675
      619,640   PARAMETRIC TECHNOLOGY CORPORATION+                                                                       11,828,928
      276,800   PERFICIENT INCORPORATED+                                                                                  5,475,104
      573,100   PHASE FORWARD INCORPORATED+                                                                               7,524,803
      500,000   QUEST SOFTWARE INCORPORATED+                                                                              8,135,000
    1,443,500   S1 CORPORATION+                                                                                           8,661,000
      445,000   SYKES ENTERPRISES INCORPORATED+                                                                           8,116,800
    1,051,700   TIBCO SOFTWARE INCORPORATED+                                                                              8,960,484
      288,400   ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                     7,553,196

                                                                                                                        176,707,654
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS - 7.32%
      348,300   ALKERMES INCORPORATED+                                                                                    5,377,752
      226,500   ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                     4,077,000
      295,200   ANIMAL HEALTH INTERNATIONAL INCORPORATED+                                                                 3,568,968
      783,600   APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                               11,127,120
      528,900   ARENA PHARMACEUTICALS INCORPORATED+                                                                       5,743,854
      614,100   CALGON CARBON CORPORATION<<+                                                                              5,103,171
      535,500   CARDIOME PHARMA CORPORATION<<+                                                                            5,435,325
    2,361,200   ENDEAVOR INTERNATIONAL CORPORATION<<+                                                                     4,840,460
    1,147,300   INDEVUS PHARMACEUTICALS INCORPORATED+                                                                     8,111,411
      513,300   LA JOLLA PHARMACEUTICAL COMPANY+                                                                          3,105,465

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
      355,065   PENWEST PHARMACEUTICALS COMPANY+                                                                      $   3,579,055
      997,600   SANTARUS INCORPORATED+                                                                                    7,023,104

                                                                                                                         67,092,685
                                                                                                                      -------------
COMMUNICATIONS - 0.95%
      270,700   GLOBALSTAR INCORPORATED+                                                                                  2,869,420
      122,467   SAVVIS INCORPORATED+                                                                                      5,863,704

                                                                                                                          8,733,124
                                                                                                                      -------------
COMPUTER SOFTWARE & SERVICES - 1.24%
      396,700   NESS TECHNOLOGIES INCORPORATED+                                                                           5,069,826
    1,571,600   VA SOFTWARE CORPORATION+                                                                                  6,333,548

                                                                                                                         11,403,374
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES - 0.94%
      198,400   ITC HOLDINGS CORPORATION                                                                                  8,588,736
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.98%
    2,022,500   APPLIED MICRO CIRCUITS CORPORATION+                                                                       7,382,125
      191,600   CYMER INCORPORATED<<+                                                                                     7,960,980
      421,200   DSP GROUP INCORPORATED+                                                                                   8,002,800
       81,400   FIRST SOLAR INCORPORATED<<+                                                                               4,233,614
      561,100   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                8,652,162
      970,400   MATTSON TECHNOLOGY INCORPORATED+                                                                          8,830,640
      282,100   NETLOGIC MICROSYSTEMS INCORPORATED+                                                                       7,509,502
      387,500   OPNEXT INCORPORATED+                                                                                      5,731,125
      156,700   OPTIUM CORPORATION+                                                                                       3,041,547
      376,300   OSI SYSTEMS INCORPORATED+                                                                                 9,949,372
      675,800   PLX TECHNOLOGY INCORPORATED+                                                                              6,582,292
    1,007,300   PMC-SIERRA INCORPORATED<<+                                                                                7,061,173
      302,800   SILICON LABORATORIES INCORPORATED+                                                                        9,059,776
      332,800   TESSERA TECHNOLOGIES INCORPORATED+                                                                       13,225,472
      404,200   TRIDENT MICROSYSTEMS INCORPORATED<<+                                                                      8,108,252
      278,000   ULTRA CLEAN HOLDINGS INCORPORATED<<+                                                                      4,809,400
      149,000   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   7,953,620

                                                                                                                        128,093,852
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.92%
      122,800   GEN-PROBE INCORPORATED+                                                                                   5,781,424
    1,020,900   ISIS PHARMACEUTICALS INCORPORATED<<+                                                                      9,463,743
      480,100   KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                    5,050,652
      250,300   LIFECELL CORPORATION+                                                                                     6,249,991
      650,900   REGENERATION TECHNOLOGIES INCORPORATED+                                                                   4,719,025
      259,600   SYMYX TECHNOLOGIES INCORPORATED+                                                                          4,600,112

                                                                                                                         35,864,947
                                                                                                                      -------------
FURNITURE & FIXTURES - 0.78%
      426,700   LSI INDUSTRIES INCORPORATED                                                                               7,142,958
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
GENERAL MERCHANDISE STORES - 1.25%
      778,700   99 CENTS ONLY STORES+                                                                                 $  11,470,251
                                                                                                                      -------------
HEALTH SERVICES - 0.73%
      341,100   SYMBION INCORPORATED+                                                                                     6,688,971
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES - 1.22%
      606,400   CAPITAL LEASE FUNDING INCORPORATED                                                                        6,494,544
      258,300   NIGHTHAWK RADIOLOGY HOLDINGS INCORPORATED<<+                                                              4,698,477

                                                                                                                         11,193,021
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.44%
      500,000   ALTRA HOLDINGS INCORPORATED+                                                                              6,855,000
      937,500   ASYST TECHNOLOGIES INCORPORATED+                                                                          6,590,625
    1,397,600   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             13,305,152
      619,300   FLOW INTERNATIONAL CORPORATION<<+                                                                         6,651,282
      138,500   NDS GROUP PLC ADR+                                                                                        6,916,690
      338,200   NUANCE COMMUNICATIONS INCORPORATED<<+                                                                     5,177,842
    2,552,800   QUANTUM CORPORATION<<+                                                                                    6,892,560
      391,400   RACKABLE SYSTEMS INCORPORATED<<+                                                                          6,642,058

                                                                                                                         59,031,209
                                                                                                                      -------------
INSURANCE CARRIERS - 2.11%
      260,200   AXIS CAPITAL HOLDINGS LIMITED                                                                             8,810,372
      526,300   EMPLOYERS HOLDINGS INCORPORATED+                                                                         10,536,526

                                                                                                                         19,346,898
                                                                                                                      -------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.21%
      929,300   SUNOPTA INCORPORATED+                                                                                    11,058,670
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.61%
      284,900   ANGIODYNAMICS INCORPORATED+                                                                               4,811,961
      237,500   COHERENT INCORPORATED+                                                                                    7,538,250
      387,900   DEXCOM INCORPORATED<<+                                                                                    3,048,894
      212,300   FORMFACTOR INCORPORATED+                                                                                  9,500,425
      240,500   INTEGRA LIFESCIENCES HOLDINGS+                                                                           10,961,990
      445,200   NATUS MEDICAL INCORPORATED+                                                                               7,911,204
      324,400   NXSTAGE MEDICAL INCORPORATED+                                                                             4,321,008
    1,183,300   ORTHOVITA INCORPORATED<<+                                                                                 3,455,236
      244,200   POLYMEDICA CORPORATION                                                                                   10,336,986
      385,700   SONOSITE INCORPORATED+                                                                                   10,899,882
      730,500   THORATEC LABS CORPORATION+                                                                               15,267,450

                                                                                                                         88,053,286
                                                                                                                      -------------
METAL MINING - 0.97%
      521,900   NOVAGOLD RESOURCES INCORPORATED<<+                                                                        8,846,205
                                                                                                                      -------------
MISCELLANEOUS RETAIL - 2.91%
      249,000   AC MOORE ARTS & CRAFTS INCORPORATED+                                                                      5,313,660
      497,200   COLDWATER CREEK INCORPORATED<<+                                                                          10,083,216
      294,700   DOLLAR TREE STORES INCORPORATED+                                                                         11,269,328

                                                                                                                         26,666,204
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
MOTION PICTURES - 0.60%
      349,400   GAIAM INCORPORATED+                                                                                   $   5,499,556
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.25%
      456,311   CAPITALSOURCE INCORPORATED                                                                               11,467,095
                                                                                                                      -------------
OIL & GAS EXTRACTION - 7.78%
      286,200   ATWOOD OCEANICS INCORPORATED+                                                                            16,797,078
      421,100   GULFPORT ENERGY CORPORATION<<+                                                                            5,625,896
      526,000   HORIZON OFFSHORE INCORPORATED+                                                                            7,605,960
      892,300   PETROHAWK ENERGY CORPORATION<<+                                                                          11,751,591
      204,000   PIONEER NATURAL RESOURCES COMPANY                                                                         8,794,440
      451,100   TESCO CORPORATION+                                                                                       11,976,705
      352,500   TETRA TECHNOLOGIES INCORPORATED+                                                                          8,710,275

                                                                                                                         71,261,945
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES - 0.90%
      112,700   HAYNES INTERNATIONAL INCORPORATED+                                                                        8,219,211
                                                                                                                      -------------
SOCIAL SERVICES - 0.81%
      313,200   PROVIDENCE SERVICE CORPORATION+                                                                           7,429,104
                                                                                                                      -------------
TEXTILE MILL PRODUCTS - 0.51%
      292,900   INTERFACE INCORPORATED                                                                                    4,683,471
                                                                                                                      -------------
TRANSPORTATION BY AIR - 2.54%
    1,020,000   AIRTRAN HOLDINGS INCORPORATED+                                                                           10,475,400
      476,500   SKYWEST INCORPORATED                                                                                     12,784,495

                                                                                                                         23,259,895
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 0.73%
      242,900   AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                    6,643,315
                                                                                                                      -------------
WATER TRANSPORTATION - 0.69%
      374,900   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED<<                                                            6,313,316
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.01%
      268,100   NASH FINCH COMPANY                                                                                        9,238,726
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 1.92%
      284,100   CYTYC CORPORATION<<+                                                                                      9,719,061
      358,400   LKQ CORPORATION+                                                                                          7,834,624

                                                                                                                         17,553,685
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $843,409,840)                                                                                 902,778,323
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING - 8.25%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.21%
    1,942,382   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,942,382
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 8.04%
$     216,456   AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37%        03/14/2008    $     216,484
    1,108,134   AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47         08/16/2007        1,108,644
      210,443   ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.37         04/23/2007          209,799
      601,267   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                          5.30         04/25/2007          601,273
      601,267   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.39         10/25/2007          601,297
      601,267   BANCO SANTANDER TOTTA LOAN+/-++SS.                                         5.32         05/16/2008          601,327
    1,803,800   BANK OF AMERICA NA SERIES BKNT+/-                                          5.49         06/19/2007        1,803,944
      962,026   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                VALUE $962,466)                                                            5.49         04/02/2007          962,026
    1,322,786   BUCKINGHAM II CDO LLC                                                      5.32         04/26/2007        1,318,157
      288,608   CAIRN HIGH GRADE FUNDING I LLC++                                           5.30         05/31/2007          286,129
      481,013   CAIRN HIGH GRADE FUNDING I LLC                                             5.30         06/07/2007          476,391
      481,013   CAIRN HIGH GRADE FUNDING I LLC++                                           5.31         05/03/2007          478,844
      601,267   CAIRN HIGH GRADE FUNDING I LLC++                                           5.31         05/23/2007          596,805
      240,507   CAIRN HIGH GRADE FUNDING I LLC                                             5.32         06/04/2007          238,301
      625,317   CAIRN HIGH GRADE FUNDING I LLC++                                           5.32         06/21/2007          618,038
    1,202,533   CEDAR SPRINGS CAPITAL COMPANY++                                            5.30         06/07/2007        1,190,977
      687,560   CEDAR SPRINGS CAPITAL COMPANY++                                            5.31         05/16/2007          683,160
       57,409   CEDAR SPRINGS CAPITAL COMPANY                                              5.31         04/13/2007           57,317
      797,520   CEDAR SPRINGS CAPITAL COMPANY                                              5.31         05/21/2007          791,834
      456,963   CEDAR SPRINGS CAPITAL COMPANY++                                            5.31         06/14/2007          452,105
      329,662   CEDAR SPRINGS CAPITAL COMPANY++                                            5.32         06/12/2007          326,257
       87,232   CEDAR SPRINGS CAPITAL COMPANY++                                            5.32         06/13/2007           86,318
       27,298   CHEYNE FINANCE LLC                                                         5.26         04/18/2007           27,234
      240,507   CHEYNE FINANCE LLC                                                         5.31         06/19/2007          237,777
      107,266   CHEYNE FINANCE LLC                                                         5.32         05/14/2007          106,611
    1,563,293   CHEYNE FINANCE LLC+/-++                                                    5.34         02/25/2008        1,562,840
      601,267   CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.33         07/16/2007          601,333
      240,507   CIT GROUP INCORPORATED+/-                                                  5.42         12/19/2007          240,658
      256,981   CIT GROUP INCORPORATED+/-                                                  5.57         09/20/2007          257,225
      265,159   CIT GROUP INCORPORATED+/-                                                  5.59         11/23/2007          265,482
    8,417,731   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $8,421,582)                 5.49         04/02/2007        8,417,731
      120,253   COMERICA BANK+/-                                                           5.32         02/08/2008          119,772
    1,337,433   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                               5.38         04/10/2007        1,335,868
      541,140   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.30         04/12/2007          540,350
      721,520   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.32         04/20/2007          719,629
      601,267   CULLINAN FINANCE CORPORATION+/-++                                          5.32         02/12/2008          601,080
    1,202,533   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28         06/25/2007        1,202,509
    1,935,597   DEER VALLEY FUNDING LLC++                                                  5.29         04/19/2007        1,930,797
      901,900   DEER VALLEY FUNDING LLC++                                                  5.29         05/15/2007          896,254
      338,778   DEER VALLEY FUNDING LLC++                                                  5.31         04/11/2007          338,334
      360,760   DEER VALLEY FUNDING LLC                                                    5.34         05/07/2007          358,924
    7,448,726   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $7,452,134)              5.49         04/02/2007        7,448,726
    1,202,533   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.50         06/13/2007        1,202,701

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     156,858   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29%        07/06/2007    $     154,694
      745,835   FOX TROT CDO LIMITED++                                                     5.31         04/24/2007          743,441
      300,513   GENWORTH FINANCIAL INCORPORATED+/-                                         5.50         06/15/2007          300,612
      481,013   GEORGE STREET FINANCE LLC++                                                5.33         04/30/2007          479,051
    1,202,533   GREENWICH CAPITAL HOLDINGS                                                 5.44         04/03/2007        1,202,353
      601,267   HARRIER FINANCE FUNDING LLC+/-++                                           5.31         01/11/2008          601,248
       48,101   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                5.54         05/15/2007           48,105
       32,661   HUDSON-THAMES LLC++                                                        5.26         04/04/2007           32,651
      180,332   HUDSON-THAMES LLC                                                          5.29         04/30/2007          179,596
      841,773   IBM CORPORATION SERIES MTN+/-                                              5.35         06/28/2007          841,908
    1,563,293   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39         09/17/2007        1,563,293
      601,267   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32         04/24/2008          601,297
      144,304   K2 (USA) LLC+/-++                                                          5.30         07/16/2007          144,318
      240,507   K2 (USA) LLC+/-++                                                          5.33         09/28/2007          240,507
    2,405,066   KEEL CAPITAL INCORPORATED++                                                5.30         04/12/2007        2,401,555
       73,162   KESTREL FUNDING US LLC                                                     5.29         05/21/2007           72,640
      777,029   KLIO III FUNDING CORPORATION++                                             5.31         04/24/2007          774,534
      300,633   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33         06/26/2007          300,642
      907,840   LIBERTY HARBOUR CDO II LIMITED++                                           5.30         04/27/2007          904,527
       84,177   LIBERTY HARBOUR CDO II LIMITED++                                           5.39         04/13/2007           84,043
      507,469   METLIFE GLOBAL FUNDING I+/-++                                              5.43         10/05/2007          507,718
      601,267   MORGAN STANLEY+/-                                                          5.36         07/12/2007          601,267
      882,900   MORGAN STANLEY+/-                                                          5.48         07/27/2007          883,209
      601,267   MORGAN STANLEY+/-                                                          5.51         08/07/2007          601,267
    5,291,145   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $5,293,566)            5.49         04/02/2007        5,291,145
      111,234   MORGAN STANLEY SERIES EXL+/-SS.                                            5.38         05/15/2008          111,241
       96,203   NATIONAL CITY BANK+/-                                                      5.46         09/04/2007           96,212
      689,412   NATIONWIDE BUILDING SOCIETY+/-++                                           5.48         07/20/2007          689,771
      448,906   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.32         05/09/2007          446,486
    1,202,533   NORTHERN ROCK PLC+/-++SS.                                                  5.34         05/05/2008        1,202,641
      347,380   PARAGON MORTGAGES PLC SERIES 12A+/-++                                      5.30         05/15/2007          347,380
      120,253   PICAROS FUNDING PLC++                                                      5.29         06/22/2007          118,836
      685,444   PREMIUM ASSET TRUST+/-++                                                   5.47         12/21/2007          686,403
      601,267   PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37         12/16/2007          601,267
      456,963   PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37         08/27/2007          456,963
       97,285   RACERS TRUST SERIES 2004-6-MM+/-++                                         5.34         09/24/2007           97,304
      302,341   REGENCY MARKETS #1 LLC++                                                   5.28         05/15/2007          300,448
      841,773   SAINT GERMAIN FUNDING                                                      5.31         04/19/2007          839,686
      553,165   SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39         04/11/2008          553,165
       96,203   SKANDINAVISKA ENSKILDA BANKEN AB                                           5.26         08/20/2007           94,250
      481,013   SLM CORPORATION+/-++SS.                                                    5.32         05/12/2008          481,061
       48,101   STANFIELD VICTORIA FUNDING LLC++                                           5.27         04/16/2007           48,003
      456,001   STANFIELD VICTORIA FUNDING LLC++                                           5.31         04/25/2007          454,473
      427,284   TASMAN FUNDING INCORPORATED++                                              5.29         04/04/2007          427,160
      139,037   TRAVELERS INSURANCE COMPANY+/-                                             5.39         02/08/2008          139,034

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     601,267   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33%        06/15/2007    $     601,315
      601,267   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34         05/08/2008          601,333
       72,152   VERSAILLES CDS LLC++                                                       5.33         04/16/2007           72,005
    1,202,533   VETRA FINANCE CORPORATION                                                  5.31         06/12/2007        1,190,111
      543,858   WHISTLEJACKET CAPITAL LIMITED                                              5.30         04/23/2007          542,193
      144,304   WINDMILL FUNDING CORPORATION                                               5.38         04/02/2007          144,304
      420,887   WORLD OMNI VEHICLE LEASING++                                               5.30         04/18/2007          419,906
      240,507   WORLD OMNI VEHICLE LEASING++                                               5.36         04/19/2007          239,903

                                                                                                                         73,675,737
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $75,618,119)                                                               75,618,119
                                                                                                                      -------------

SHARES
WARRANTS - 0.00%
       36,152   TIMCO AVIATION SERVICES INCORPORATED+(a)                                                                          4

TOTAL WARRANTS (COST $0)                                                                                                          4
                                                                                                                      -------------
SHORT-TERM INVESTMENTS - 2.00%
   18,331,267   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             18,331,267

TOTAL SHORT-TERM INVESTMENTS (COST $18,331,267)                                                                          18,331,267
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $937,359,226)*                    108.80%                                                                       $ 996,727,713
OTHER ASSETS AND LIABILITIES, NET        (8.80)                                                                         (80,633,044)
                                        ------                                                                        -------------

TOTAL NET ASSETS                        100.00%                                                                       $ 916,094,669
                                        ======                                                                        =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,331,267.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 97.95%

APPAREL & ACCESSORY STORES - 3.57%
    134,800  AEROPOSTALE INCORPORATED<<+                                                                          $    5,423,004
    158,500  CACHE INCORPORATED+                                                                                       2,813,375
    188,260  CARTER'S INCORPORATED<<+                                                                                  4,770,508
    132,150  TWEEN BRANDS INCORPORATED+                                                                                4,720,398

                                                                                                                      17,727,285
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.99%
    212,280  MARINEMAX INCORPORATED<<+                                                                                 4,920,650
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.61%
    156,236  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                             7,974,285
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.69%
    176,400  PERINI CORPORATION+                                                                                       6,502,104
     44,540  RYLAND GROUP INCORPORATED<<                                                                               1,879,143

                                                                                                                       8,381,247
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.51%
    156,290  BUILDERS FIRSTSOURCE INCORPORATED+                                                                        2,511,580
                                                                                                                  --------------
BUSINESS SERVICES - 3.43%
    213,720  AVOCENT CORPORATION+                                                                                      5,764,028
    116,430  i2 TECHNOLOGIES INCORPORATED<<+                                                                           2,794,320
    164,200  RENT-A-CENTER INCORPORATED+                                                                               4,594,316
    162,100  TAL INTERNATIONAL GROUP INCORPORATED                                                                      3,890,400

                                                                                                                      17,043,064
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 4.96%
    112,170  CF INDUSTRIES HOLDINGS INCORPORATED<<                                                                     4,324,154
    399,740  CHEMTURA CORPORATION                                                                                      4,369,158
     97,410  CYTEC INDUSTRIES INCORPORATED                                                                             5,478,338
    225,900  ELIZABETH ARDEN INCORPORATED+                                                                             4,929,138
    199,090  ROCKWOOD HOLDINGS INCORPORATED<<+                                                                         5,510,811

                                                                                                                      24,611,599
                                                                                                                  --------------
COMMUNICATIONS - 1.80%
  1,006,580  CINCINNATI BELL INCORPORATED<<+                                                                           4,730,926
    210,990  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                             4,219,800

                                                                                                                       8,950,726
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.69%
    171,300  CHEMED CORPORATION                                                                                        8,386,848
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 13.22%
    399,340  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                 4,376,766
    263,860  BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                5,596,471
    176,990  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          4,941,561
    248,550  DIME COMMUNITY BANCSHARES                                                                                 3,288,317
    243,290  FIRSTMERIT CORPORATION                                                                                    5,135,852

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
    230,340  FRANKLIN BANK CORPORATION+                                                                           $    4,116,176
     87,960  IBERIABANK CORPORATION                                                                                    4,895,854
    140,890  PACIFIC CAPITAL BANCORP                                                                                   4,525,387
    123,340  PFF BANCORP INCORPORATED                                                                                  3,740,902
    266,430  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                 4,649,204
    208,330  SOUTH FINANCIAL GROUP INCORPORATED                                                                        5,149,918
    286,240  UCBH HOLDINGS INCORPORATED                                                                                5,329,789
    174,280  UMPQUA HOLDINGS CORPORATION                                                                               4,665,476
    167,770  WESTERN ALLIANCE BANCORP<<+                                                                               5,207,581

                                                                                                                      65,619,254
                                                                                                                  --------------
EATING & DRINKING PLACES - 2.59%
    380,310  CKE RESTAURANTS INCORPORATED                                                                              7,172,647
    193,000  LANDRY'S RESTAURANTS INCORPORATED<<                                                                       5,712,800

                                                                                                                      12,885,447
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 1.19%
    157,640  UNISOURCE ENERGY CORPORATION                                                                              5,919,382
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.61%
    383,800  AMIS HOLDINGS INCORPORATED+                                                                               4,202,610
    404,900  ANDREW CORPORATION+                                                                                       4,287,891
    105,800  AO SMITH CORPORATION                                                                                      4,043,676
    169,200  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                   6,553,116
    273,450  MERCURY COMPUTER SYSTEMS INCORPORATED<<+                                                                  3,792,752
    715,800  ON SEMICONDUCTOR CORPORATION<<+                                                                           6,384,936
    303,700  PHOTRONICS INCORPORATED<<+                                                                                4,722,535
    680,050  POWERWAVE TECHNOLOGIES<<+                                                                                 3,869,485
    348,170  TTM TECHNOLOGIES INCORPORATED+                                                                            3,321,542
    236,570  WESTAR ENERGY INCORPORATED                                                                                6,510,406

                                                                                                                      47,688,949
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.52%
    179,050  LECG CORPORATION+                                                                                         2,592,644
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.16%
     79,350  DAYTON SUPERIOR CORPORATION+                                                                                820,479
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.12%
    284,240  HERCULES INCORPORATED+                                                                                    5,554,050
                                                                                                                  --------------
FURNITURE & FIXTURES - 2.18%
    342,300  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                             5,401,494
    310,000  SEALY CORPORATION<<                                                                                       5,418,800

                                                                                                                      10,820,294
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.75%
    253,520  FRED'S INCORPORATED                                                                                       3,726,744
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HEALTH SERVICES - 2.76%
    157,000  AMSURG CORPORATION+                                                                                  $    3,844,930
    149,250  MAGELLAN HEALTH SERVICES INCORPORATED+                                                                    6,268,500
    225,140  REHABCARE GROUP INCORPORATED+                                                                             3,572,972

                                                                                                                      13,686,402
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 8.31%
    190,870  AMERICAN CAMPUS COMMUNITIES                                                                               5,781,452
    205,260  BIOMED REALTY TRUST INCORPORATED                                                                          5,398,338
    247,420  CEDAR SHOPPING CENTERS INCORPORATED                                                                       4,008,204
    204,350  EQUITY ONE INCORPORATED<<                                                                                 5,415,275
    208,600  FELCOR LODGING TRUST INCORPORATED                                                                         5,417,342
    194,350  FIRST POTOMAC REALTY TRUST<<                                                                              5,552,580
    166,420  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                     4,536,609
    256,890  U-STORE-IT TRUST                                                                                          5,168,627

                                                                                                                      41,278,427
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.90%
     98,680  GUITAR CENTER INCORPORATED<<+                                                                             4,452,442
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.32%
    123,610  GAYLORD ENTERTAINMENT COMPANY<<+                                                                          6,535,261
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.77%
     95,400  BLACK BOX CORPORATION                                                                                     3,485,916
    231,220  GOODMAN GLOBAL INCORPORATED+                                                                              4,074,096
    123,490  TIMKEN COMPANY<<                                                                                          3,742,982
    104,380  VERIGY LIMITED+                                                                                           2,449,799

                                                                                                                      13,752,793
                                                                                                                  --------------
INSURANCE CARRIERS - 5.96%
    296,950  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                           3,898,954
    117,860  ARGONAUT GROUP INCORPORATED+                                                                              3,813,950
    135,350  ASSURED GUARANTY LIMITED                                                                                  3,697,762
    290,480  HEALTHSPRING INCORPORATED+                                                                                6,840,804
    173,460  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                    5,564,597
    163,890  UNITED FIRE & CASUALTY COMPANY                                                                            5,757,456

                                                                                                                      29,573,523
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS - 0.95%
    113,350  GENESCO INCORPORATED<<+                                                                                   4,707,426
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.48%
    106,030  ANAREN INCORPORATED+                                                                                      1,867,188
    126,700  ARMOR HOLDINGS INCORPORATED<<+                                                                            8,530,711
     76,740  COOPER COMPANIES INCORPORATED                                                                             3,731,099
     92,690  DRS TECHNOLOGIES INCORPORATED                                                                             4,835,637
    187,900  MKS INSTRUMENTS INCORPORATED+                                                                             4,795,208
    211,000  SYMMETRY MEDICAL INCORPORATED+                                                                            3,445,630

                                                                                                                      27,205,473
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MOTION PICTURES - 1.05%
    148,830  AVID TECHNOLOGY INCORPORATED<<+                                                                      $    5,191,190
                                                                                                                  --------------
OIL & GAS - 0.74%
    365,300  COMPTON PETROLEUM CORPORATION<<+                                                                          3,678,571
                                                                                                                  --------------
OIL & GAS EXTRACTION - 4.40%
    515,760  BRIGHAM EXPLORATION COMPANY+                                                                              3,208,027
    274,810  EDGE PETROLEUM CORPORATION<<+                                                                             3,440,621
    128,040  GOODRICH PETROLEUM CORPORATION<<+                                                                         4,305,985
    305,370  KEY ENERGY SERVICES INCORPORATED+                                                                         4,992,800
    307,290  MARINER ENERGY INCORPORATED+                                                                              5,878,458

                                                                                                                      21,825,891
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.14%
    259,400  HEADWATERS INCORPORATED<<+                                                                                5,667,890
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.07%
    180,990  GATEHOUSE MEDIA INCORPORATED                                                                              3,674,097
    125,260  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                               1,642,159

                                                                                                                       5,316,256
                                                                                                                  --------------
REAL ESTATE - 0.39%
     60,420  MERITAGE CORPORATION<<+                                                                                   1,940,690
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.93%
    137,660  CABOT MICROELECTRONICS CORPORATION<<+                                                                     4,612,987
                                                                                                                  --------------
TRANSPORTATION BY AIR - 0.95%
    460,870  AIRTRAN HOLDINGS INCORPORATED<<+                                                                          4,733,135
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 4.75%
    214,620  AFTERMARKET TECHNOLOGY CORPORATION+                                                                       5,210,974
    294,190  ARVIN INDUSTRIES INCORPORATED<<                                                                           5,368,968
    433,830  FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                     3,431,595
    227,940  MARTEN TRANSPORT LIMITED+                                                                                 3,619,687
    234,510  TENNECO AUTOMOTIVE INCORPORATED+                                                                          5,970,625

                                                                                                                      23,601,849
                                                                                                                  --------------
TRANSPORTATION SERVICES - 1.12%
    116,670  GATX CORPORATION                                                                                          5,576,826
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.37%
    220,010  PERFORMANCE FOOD GROUP COMPANY<<+                                                                         6,791,702
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $437,475,277)                                                                              486,263,261
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 28.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.73%
  3,624,123  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    3,624,123
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 27.69%
$   403,866  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.37%        03/14/2008     $      403,919
  2,067,572  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         08/16/2007          2,068,523
    392,648  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37         04/23/2007            391,446
  1,121,851  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007          1,121,863
  1,121,851  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.39         10/25/2007          1,121,907
  1,121,851  BANCO SANTANDER TOTTA LOAN+/-++SS.                                        5.32         05/16/2008          1,121,964
  3,365,554  BANK OF AMERICA NA SERIES BKNT+/-                                         5.49         06/19/2007          3,365,823
  1,794,962  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $1,795,783)                                               5.49         04/02/2007          1,794,962
  2,468,073  BUCKINGHAM II CDO LLC                                                     5.32         04/26/2007          2,459,435
    538,489  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         05/31/2007            533,863
    897,481  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/07/2007            888,856
    897,481  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/03/2007            893,433
  1,121,851  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/23/2007          1,113,527
    448,741  CAIRN HIGH GRADE FUNDING I LLC                                            5.32         06/04/2007            444,626
  1,166,725  CAIRN HIGH GRADE FUNDING I LLC++                                          5.32         06/21/2007          1,153,145
  2,243,703  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         06/07/2007          2,222,141
  1,282,859  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         05/16/2007          1,274,649
    107,114  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         04/13/2007            106,943
  1,488,024  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         05/21/2007          1,477,414
    852,607  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         06/14/2007            843,544
    615,089  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/12/2007            608,735
    162,758  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/13/2007            161,052
     50,932  CHEYNE FINANCE LLC                                                        5.26         04/18/2007             50,813
    448,741  CHEYNE FINANCE LLC                                                        5.31         06/19/2007            443,647
    200,138  CHEYNE FINANCE LLC                                                        5.32         05/14/2007            198,915
  2,916,813  CHEYNE FINANCE LLC+/-++                                                   5.34         02/25/2008          2,915,968
  1,121,851  CHEYNE FINANCE LLC SERIES MTN+/-++                                        5.33         07/16/2007          1,121,975
    448,741  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007            449,023
    479,479  CIT GROUP INCORPORATED+/-                                                 5.57         09/20/2007            479,935
    494,736  CIT GROUP INCORPORATED+/-                                                 5.59         11/23/2007            495,340
 15,705,919  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $15,713,104)               5.49         04/02/2007         15,705,919
    224,370  COMERICA BANK+/-                                                          5.32         02/08/2008            223,473
  2,495,401  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38         04/10/2007          2,492,482
  1,009,666  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.30         04/12/2007          1,008,192
  1,346,222  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                5.32         04/20/2007          1,342,694
  1,121,851  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008          1,121,504
  2,243,703  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.28         06/25/2007          2,243,658
  3,611,464  DEER VALLEY FUNDING LLC++                                                 5.29         04/19/2007          3,602,507
  1,682,777  DEER VALLEY FUNDING LLC++                                                 5.29         05/15/2007          1,672,243
    632,096  DEER VALLEY FUNDING LLC++                                                 5.31         04/11/2007            631,268
    673,111  DEER VALLEY FUNDING LLC                                                   5.34         05/07/2007            669,685
 13,897,935  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $13,904,293)            5.49         04/02/2007         13,897,935
  2,243,703  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                 5.50         06/13/2007          2,244,017
    292,669  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29         07/06/2007            288,630

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,391,589  FOX TROT CDO LIMITED++                                                    5.31%        04/24/2007    $    1,387,122
    560,701  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007           560,886
    897,481  GEORGE STREET FINANCE LLC++                                               5.33         04/30/2007           893,819
  2,243,703  GREENWICH CAPITAL HOLDINGS                                                5.44         04/03/2007         2,243,366
  1,121,851  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008         1,121,818
     89,748  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.54         05/15/2007            89,755
     60,939  HUDSON-THAMES LLC++                                                       5.26         04/04/2007            60,921
    336,466  HUDSON-THAMES LLC                                                         5.29         04/30/2007           335,093
  1,570,592  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007         1,570,843
  2,916,813  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007         2,916,813
  1,121,851  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.32         04/24/2008         1,121,907
    269,244  K2 (USA) LLC+/-++                                                         5.30         07/16/2007           269,271
    448,741  K2 (USA) LLC+/-++                                                         5.33         09/28/2007           448,741
  4,487,405  KEEL CAPITAL INCORPORATED++                                               5.30         04/12/2007         4,480,854
    136,507  KESTREL FUNDING US LLC                                                    5.29         05/21/2007           135,534
  1,449,791  KLIO III FUNDING CORPORATION++                                            5.31         04/24/2007         1,445,137
    560,926  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007           560,942
  1,693,861  LIBERTY HARBOUR CDO II LIMITED++                                          5.30         04/27/2007         1,687,678
    157,059  LIBERTY HARBOUR CDO II LIMITED++                                          5.39         04/13/2007           156,808
    946,843  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           947,306
  1,121,851  MORGAN STANLEY+/-                                                         5.36         07/12/2007         1,121,851
  1,647,326  MORGAN STANLEY+/-                                                         5.48         07/27/2007         1,647,903
  1,121,851  MORGAN STANLEY+/-                                                         5.51         08/07/2007         1,121,851
  9,872,292  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY                             5.49         04/02/2007         9,872,292
             VALUE $9,876,809)
    207,543  MORGAN STANLEY SERIES EXL+/-SS.                                           5.38         05/15/2008           207,555
    179,496  NATIONAL CITY BANK+/-                                                     5.46         09/04/2007           179,514
  1,286,315  NATIONWIDE BUILDING SOCIETY+/-++                                          5.48         07/20/2007         1,286,984
    837,574  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32         05/09/2007           833,060
  2,243,703  NORTHERN ROCK PLC+/-++SS.                                                 5.34         05/05/2008         2,243,905
    648,146  PARAGON MORTGAGES PLC SERIES 12A+/-++                                     5.30         05/15/2007           648,146
    224,370  PICAROS FUNDING PLC++                                                     5.29         06/22/2007           221,725
  1,278,911  PREMIUM ASSET TRUST+/-++                                                  5.47         12/21/2007         1,280,701
  1,121,851  PREMIUM ASSET TRUST SERIES 06-B+/-++                                      5.37         12/16/2007         1,121,851
    852,607  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.37         08/27/2007           852,607
    181,516  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34         09/24/2007           181,550
    564,112  REGENCY MARKETS #1 LLC++                                                  5.28         05/15/2007           560,580
  1,570,592  SAINT GERMAIN FUNDING                                                     5.31         04/19/2007         1,566,697
  1,032,103  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.39         04/11/2008         1,032,103
    179,496  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26         08/20/2007           175,852
    897,481  SLM CORPORATION+/-++SS.                                                   5.32         05/12/2008           897,571
     89,748  STANFIELD VICTORIA FUNDING LLC++                                          5.27         04/16/2007            89,565
    850,812  STANFIELD VICTORIA FUNDING LLC++                                          5.31         04/25/2007           847,962
    797,232  TASMAN FUNDING INCORPORATED++                                             5.29         04/04/2007           797,001
    259,417  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008           259,412
  1,121,851  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.33         06/15/2007         1,121,941
  1,121,851  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                     5.34         05/08/2008         1,121,975

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   134,622  VERSAILLES CDS LLC++                                                      5.33%        04/16/2007    $      134,348
  2,243,703  VETRA FINANCE CORPORATION                                                 5.31         06/12/2007         2,220,525
  1,014,737  WHISTLEJACKET CAPITAL LIMITED                                             5.30         04/23/2007         1,011,632
    269,244  WINDMILL FUNDING CORPORATION                                              5.38         04/02/2007           269,244
    785,296  WORLD OMNI VEHICLE LEASING++                                              5.30         04/18/2007           783,468
    448,741  WORLD OMNI VEHICLE LEASING++                                              5.36         04/19/2007           447,628

                                                                                                                     137,465,206
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $141,089,329)                                                          141,089,329
                                                                                                                  --------------
SHARES
SHORT-TERM INVESTMENTS - 2.13%
 10,600,495  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             10,600,495

TOTAL SHORT-TERM INVESTMENTS (COST $10,600,495)                                                                       10,600,495
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $589,165,101)*                           128.50%                                                            $  637,953,085
OTHER ASSETS AND LIABILITIES, NET              (28.50)                                                              (141,491,805)
                                               ------                                                             --------------

TOTAL NET ASSETS                               100.00%                                                            $  496,461,280
                                               ======                                                             ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,600,495.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 96.70%

ADVERTISING - 0.58%
       94,000   CENVEO INCORPORATED+                                                                                  $   2,284,200
                                                                                                                      -------------
AGRICULTURAL PRODUCTION CROPS - 1.15%
      110,000   DELTA & PINE LAND COMPANY                                                                                 4,532,000
                                                                                                                      -------------
AMUSEMENT & RECREATION SERVICES - 1.44%
      103,110   CENTURY CASINOS INCORPORATED+                                                                               850,658
      432,000   LAKES ENTERTAINMENT INCORPORATED+                                                                         4,816,800

                                                                                                                          5,667,458
                                                                                                                      -------------
APPAREL & ACCESSORY STORES - 1.44%
       53,300   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                     1,538,771
       23,800   CHRISTOPHER & BANKS CORPORATION                                                                             463,386
        7,200   CLAIRE'S STORES INCORPORATED                                                                                231,264
       42,100   FINISH LINE INCORPORATED CLASS A                                                                            530,460
       21,000   PAYLESS SHOESOURCE INCORPORATED+                                                                            697,200
       43,600   THE CATO CORPORATION CLASS A                                                                              1,019,804
       45,100   UNITED RETAIL GROUP INCORPORATED+                                                                           542,102
      100,000   WET SEAL INCORPORATED CLASS A+                                                                              655,000

                                                                                                                          5,677,987
                                                                                                                      -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.99%
       65,000   CUTTER & BUCK INCORPORATED                                                                                  770,250
       14,380   HANESBRANDS INCORPORATED+                                                                                   422,628
       18,000   KELLWOOD COMPANY                                                                                            527,940
       60,800   MAIDENFORM BRANDS INCORPORATED+                                                                           1,402,656
       10,800   MOTHERS WORK INCORPORATED+                                                                                  357,912
       34,000   QUIKSILVER INCORPORATED+                                                                                    394,400
        2,600   TEFRON LIMITED                                                                                               25,428

                                                                                                                          3,901,214
                                                                                                                      -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.43%
       48,350   MONRO MUFFLER BRAKE INCORPORATED                                                                          1,697,085
                                                                                                                      -------------
BIOPHARMACEUTICALS - 0.63%
        6,600   CEPHALON INCORPORATED+                                                                                      469,986
       77,130   CV THERAPEUTICS INCORPORATED+                                                                               607,013
       64,100   PDL BIOPHARMA INCORPORATED+                                                                               1,390,970

                                                                                                                          2,467,969
                                                                                                                      -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.41%
       19,400   LEVITT CORPORATION CLASS A                                                                                  180,614
       38,400   PERINI CORPORATION+                                                                                       1,415,424

                                                                                                                          1,596,038
                                                                                                                      -------------
BUSINESS SERVICES - 8.60%
      468,700   3COM CORPORATION+                                                                                         1,832,617
       48,090   ABM INDUSTRIES INCORPORATED                                                                               1,269,095
        5,800   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                       46,690

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (CONTINUED)
       60,500   ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                            $     197,835
      238,300   APAC CUSTOMER SERVICES INCORPORATED+                                                                      1,117,627
      419,700   BEA SYSTEMS INCORPORATED+                                                                                 4,864,323
       69,000   BISYS GROUP INCORPORATED+                                                                                   790,740
      316,000   BORLAND SOFTWARE CORPORATION+                                                                             1,665,320
       22,900   COREL CORPORATION+                                                                                          294,265
       23,200   ELECTRO RENT CORPORATION+                                                                                   334,080
       25,455   ELECTRONICS FOR IMAGING INCORPORATED+                                                                       596,920
      149,775   EMBARCADERO TECHNOLOGIES INCORPORATED+                                                                    1,034,945
       43,000   GERBER SCIENTIFIC INCORPORATED+                                                                             456,230
       86,800   GSE SYSTEMS INCORPORATED+                                                                                   551,180
       96,235   HEALTHCARE SERVICES GROUP                                                                                 2,757,133
      204,410   HILL INTERNATIONAL INCORPORATED+                                                                          1,455,399
       14,400   HMS HOLDINGS CORPORATION+                                                                                   315,360
       64,900   I2 TECHNOLOGIES INCORPORATED+                                                                             1,557,600
       87,700   INFO USA INCORPORATED                                                                                       843,674
       99,100   JDA SOFTWARE GROUP INCORPORATED+                                                                          1,489,473
       11,000   KRONOS INCORPORATED+                                                                                        588,500
      172,800   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                       879,552
      210,600   MIDWAY GAMES INCORPORATED+                                                                                1,316,250
       29,105   MPS GROUP INCORPORATED+                                                                                     411,836
       34,600   MSC SOFTWARE CORPORATION                                                                                    475,750
       43,500   NOVELL INCORPORATED+                                                                                        314,070
       31,300   PEROT SYSTEMS CORPORATION CLASS A+                                                                          559,331
       55,700   PLATO LEARNING INCORPORATED+                                                                                233,940
       12,900   SILICON GRAPHICS INCORPORATED+                                                                              388,806
       55,500   SPSS INCORPORATED+                                                                                        2,003,550
      103,900   SUPPORTSOFT INCORPORATED+                                                                                   585,996
       11,800   SYBASE INCORPORATED+                                                                                        298,304
        4,700   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                                  94,658
      142,545   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                   1,254,396
       21,000   TRADESTATION GROUP INCORPORATED+                                                                            264,390
       38,575   VIGNETTE CORPORATION+                                                                                       716,338

                                                                                                                         33,856,173
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS - 2.79%
       33,730   ALPHARMA INCORPORATED CLASS A                                                                               812,218
       10,300   CHATTEM INCORPORATED+                                                                                       607,082
       42,955   COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                    580,322
       52,200   ELIZABETH ARDEN INCORPORATED+                                                                             1,139,004
       64,700   ICO INCORPORATED+                                                                                           397,258
       68,600   LANDEC CORPORATION+                                                                                         972,748
      120,255   ORASURE TECHNOLOGIES INCORPORATED+                                                                          883,874
       10,500   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                  263,760
       61,910   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                      733,634
       12,200   ROCKWOOD HOLDINGS INCORPORATED+                                                                             337,696
       34,253   SERACARE LIFE SCIENCES INCORPORATED+                                                                        239,771

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
      107,640   WELLMAN INCORPORATED                                                                                  $     387,504
    1,261,400   XOMA LIMITED+                                                                                             3,645,446

                                                                                                                         11,000,317
                                                                                                                      -------------
COMMUNICATIONS - 1.76%
       43,150   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                     481,986
      158,615   CINCINNATI BELL INCORPORATED+                                                                               745,491
       35,750   ESCHELON TELECOM INCORPORATED+                                                                            1,033,175
       27,200   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                               544,000
       68,920   LIGHTBRIDGE INCORPORATED+                                                                                 1,210,924
      110,335   MASTEC INCORPORATED+                                                                                      1,214,788
      151,200   PREMIERE GLOBAL SERVICES INCORPORATED+                                                                    1,696,464

                                                                                                                          6,926,828
                                                                                                                      -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.37%
       57,970   COMFORT SYSTEMS USA INCORPORATED                                                                            694,481
       37,200   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                               773,388

                                                                                                                          1,467,869
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS - 1.64%
       18,000   ASTORIA FINANCIAL CORPORATION                                                                               478,620
        9,030   COMMUNITY BANCORP+                                                                                          277,673
      267,500   FIRST FINANCIAL BANCORP                                                                                   4,041,925
       45,453   FIRST SECURITY GROUP INCORPORATED                                                                           517,255
       29,240   MIDWEST BANC HOLDINGS INCORPORATED                                                                          517,840
       27,000   WASHINGTON FEDERAL INCORPORATED                                                                             633,420

                                                                                                                          6,466,733
                                                                                                                      -------------
EATING & DRINKING PLACES - 0.41%
       68,600   BUCA INCORPORATED+                                                                                          377,300
        9,710   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                      319,362
       16,500   CEC ENTERTAINMENT INCORPORATED+                                                                             685,410
       19,400   RUBIO'S RESTAURANTS INCORPORATED+                                                                           221,548

                                                                                                                          1,603,620
                                                                                                                      -------------
EDUCATIONAL SERVICES - 1.38%
      359,100   CORINTHIAN COLLEGES INCORPORATED+                                                                         4,937,625
       44,000   LEARNING TREE INTERNATIONAL INCORPORATED+                                                                   495,000

                                                                                                                          5,432,625
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES - 3.14%
      331,600   CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                               3,236,416
      154,100   CLEAN HARBORS INCORPORATED+                                                                               6,968,402
          500   IDACORP INCORPORATED                                                                                         16,920
       49,900   PNM RESOURCES INCORPORATED                                                                                1,611,770
       14,000   UNISOURCE ENERGY CORPORATION                                                                                525,700

                                                                                                                         12,359,208
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.94%
       53,200   ACTEL CORPORATION+                                                                                    $     878,864
      110,300   ADAPTEC INCORPORATED+                                                                                       426,861
      218,500   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                              1,437,730
       79,750   ANDREW CORPORATION+                                                                                         844,553
      239,500   C-COR INCORPORATED+                                                                                       3,319,470
       32,100   DIODES INCORPORATED+                                                                                      1,118,685
       28,100   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 540,644
      142,943   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                    450,270
       55,900   EXAR CORPORATION+                                                                                           740,116
      466,000   FUELCELL ENERGY INCORPORATED+                                                                             3,662,760
       67,395   GRAFTECH INTERNATIONAL LIMITED+                                                                             611,947
       26,900   HOUSTON WIRE & CABLE COMPANY+                                                                               753,738
       12,600   IMATION CORPORATION                                                                                         508,788
       20,580   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                508,943
       57,300   INTER-TEL INCORPORATED                                                                                    1,354,572
      243,700   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    3,380,119
       25,800   METHODE ELECTRONICS INCORPORATED                                                                            381,066
      427,485   MRV COMMUNICATIONS INCORPORATED+                                                                          1,517,572
       22,190   OSI SYSTEMS INCORPORATED+                                                                                   586,704
      144,610   POWER-ONE INCORPORATED+                                                                                     827,169
      112,145   RICHARDSON ELECTRONICS LIMITED                                                                            1,047,434
       83,000   SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                    409,190
      100,150   STATS CHIPPAC LIMITED ADR+                                                                                1,203,803
       28,900   UNIVERSAL ELECTRONICS INCORPORATED+                                                                         805,154

                                                                                                                         27,316,152
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.52%
       10,210   CDI CORPORATION                                                                                             295,273
       85,800   SYMYX TECHNOLOGIES INCORPORATED+                                                                          1,520,376
       11,400   TETRA TECH INCORPORATED+                                                                                    217,284
        3,100   TRIMERIS INCORPORATED+                                                                                       21,328

                                                                                                                          2,054,261
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.48%
        9,450   CRANE COMPANY                                                                                               381,969
       19,400   CROWN HOLDINGS INCORPORATED+                                                                                474,524
       43,100   MATERIAL SCIENCES CORPORATION+                                                                              430,138
       18,300   SUN HYDRAULICS CORPORATION                                                                                  489,159
        2,200   VALMONT INDUSTRIES INCORPORATED                                                                             127,226

                                                                                                                          1,903,016
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS - 3.51%
      518,185   DEL MONTE FOODS COMPANY                                                                                   5,948,764
       22,300   FLOWERS FOODS INCORPORATED                                                                                  672,791
      125,700   HERCULES INCORPORATED+                                                                                    2,456,178
      157,836   TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                      4,730,345

                                                                                                                         13,808,078
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
FOOD STORES - 0.92%
       23,200   INGLES MARKETS INCORPORATED CLASS A                                                                   $     947,488
      146,500   WILD OATS MARKETS INCORPORATED+                                                                           2,666,300

                                                                                                                          3,613,788
                                                                                                                      -------------
FURNITURE & FIXTURES - 0.57%
       17,900   DOREL INDUSTRIES INCORPORATED                                                                               583,540
       58,800   LSI INDUSTRIES INCORPORATED                                                                                 984,312
       37,800   SEALY CORPORATION                                                                                           660,744

                                                                                                                          2,228,596
                                                                                                                      -------------
GENERAL MERCHANDISE STORES - 0.43%
       57,700   GANDER MOUNTAIN COMPANY+                                                                                    643,932
       49,000   RETAIL VENTURES INCORPORATED+                                                                             1,031,450

                                                                                                                          1,675,382
                                                                                                                      -------------
HEALTH SERVICES - 4.14%
      115,800   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                               353,190
       33,000   AMERICA SERVICE GROUP INCORPORATED+                                                                         550,110
       73,100   CARDIAC SCIENCE CORPORATION+                                                                                668,865
       46,075   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      839,947
       72,500   FIVE STAR QUALITY CARE INCORPORATED+                                                                        745,300
       10,455   GENESIS HEALTHCARE CORPORATION+                                                                             659,815
       37,770   GENTIVA HEALTH SERVICES INCORPORATED+                                                                       761,821
       24,440   HEALTHSOUTH REHABILITATION CORPORATION+                                                                     513,484
    1,169,600   HOOPER HOLMES INCORPORATED                                                                                5,228,112
       12,000   MATRIA HEALTHCARE INCORPORATED+                                                                             316,320
       58,000   NAUTILUS GROUP INCORPORATED                                                                                 894,940
      263,900   NEKTAR THERAPEUTICS+                                                                                      3,446,534
       53,400   OPTION CARE INCORPORATED                                                                                    710,220
       38,400   REHABCARE GROUP INCORPORATED+                                                                               609,408

                                                                                                                         16,298,066
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES - 3.84%
      158,565   AFFORDABLE RESIDENTIAL COMMUNITIES INCORPORATED+                                                          1,923,393
       22,400   AGREE REALTY CORPORATION                                                                                    764,736
        7,700   AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                               207,823
      130,175   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   2,015,109
      172,800   ANTHRACITE CAPITAL INCORPORATED                                                                           2,073,600
      174,300   ANWORTH MORTGAGE ASSET CORPORATION                                                                        1,702,911
       62,900   FELDMAN MALL PROPERTIES INCORPORATED                                                                        763,606
       34,755   GOVERNMENT PROPERTIES TRUST INCORPORATED                                                                    371,879
        9,700   HIGHLAND HOSPITALITY CORPORATION                                                                            172,660
       71,600   JER INVESTORS TRUST INCORPORATED                                                                          1,361,832
       90,100   LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                      805,494
       58,700   MEDICAL PROPERTIES TRUST INCORPORATED                                                                       862,303
      124,585   ORIGEN FINANCIAL INCORPORATED                                                                               867,112

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
       43,090   UMH PROPERTIES INCORPORATED                                                                           $     654,968
       38,300   WINSTON HOTELS INCORPORATED                                                                                 575,649

                                                                                                                         15,123,075
                                                                                                                      -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
      152,400   BELL MICROPRODUCTS INCORPORATED+                                                                            975,360
       43,700   PIER 1 IMPORTS INCORPORATED                                                                                 301,967
       79,200   THE BOMBAY COMPANY INCORPORATED+                                                                             96,624

                                                                                                                          1,373,951
                                                                                                                      -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.38%
        5,010   BOYD GAMING CORPORATION                                                                                     238,676
       45,955   EMPIRE RESORTS INCORPORATED+                                                                                431,517
       17,200   MTR GAMING GROUP INCORPORATED+                                                                              224,976
       55,510   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                      567,312
        1,400   RED LION HOTELS CORPORATION+                                                                                 17,416

                                                                                                                          1,479,897
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.66%
       26,900   BLOUNT INTERNATIONAL INCORPORATED+                                                                          334,905
        9,000   BRIGGS & STRATTON CORPORATION                                                                               277,650
       42,300   COLUMBUS MCKINNON CORPORATION+                                                                              947,097
      109,700   CRAY INCORPORATED+                                                                                        1,512,763
       79,800   DOT HILL SYSTEMS CORPORATION+                                                                               291,270
      216,400   ENTEGRIS INCORPORATED+                                                                                    2,315,480
       45,000   FLANDER CORPORATION+                                                                                        326,250
       10,500   GARDNER DENVER INCORPORATED+                                                                                365,925
      596,900   INFOCUS CORPORATION+                                                                                      1,671,320
      297,055   INTERMEC INCORPORATED+                                                                                    6,636,209
        9,300   KADANT INCORPORATED+                                                                                        235,848
       12,800   KOMAG INCORPORATED+                                                                                         418,944
       96,100   NN INCORPORATED                                                                                           1,200,289
      155,700   PALL CORPORATION                                                                                          5,916,600
          200   PLANAR SYSTEMS INCORPORATED+                                                                                  1,734
       92,590   PROQUEST COMPANY+                                                                                           833,310
       91,200   QUALSTAR CORPORATION+                                                                                       281,808
       20,000   RACKABLE SYSTEMS INCORPORATED+                                                                              339,400
       22,900   RIMAGE CORPORATION+                                                                                         593,339
       45,400   ROBBINS & MYERS INCORPORATED                                                                              1,692,966
       27,200   SIMPLETECH INCORPORATED+                                                                                    191,488
          400   TENNANT COMPANY                                                                                              12,596
       14,100   TIMKEN COMPANY                                                                                              427,371
      243,000   ULTRATECH INCORPORATED+                                                                                   3,307,230

                                                                                                                         30,131,792
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.61%
      325,300   CRAWFORD & COMPANY CLASS A                                                                            $   1,805,415
       23,500   ONEBEACON INSURANCE GROUP LIMITED                                                                           587,500

                                                                                                                          2,392,915
                                                                                                                      -------------
INSURANCE CARRIERS - 5.89%
       41,300   AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                 714,490
       81,500   AMCOMP INCORPORATED+                                                                                        787,290
       87,500   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                           1,148,875
       44,000   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                    838,640
       69,750   AMERISAFE INCORPORATED+                                                                                   1,314,788
       24,145   ARGONAUT GROUP INCORPORATED+                                                                                781,332
       14,950   CASTLEPOINT HOLDINGS LIMITED                                                                                244,433
      123,500   CONSECO INCORPORATED+                                                                                     2,136,550
       87,300   CRM HOLDINGS LIMITED+                                                                                       759,510
       77,500   DONEGAL GROUP INCORPORATED CLASS A                                                                        1,315,950
       21,900   EMC INSURANCE GROUP INCORPORATED                                                                            565,020
      199,200   FREMONT GENERAL CORPORATION                                                                               1,380,456
       14,400   HARLEYSVILLE GROUP INCORPORATED                                                                             467,856
      200,545   KMG AMERICA CORPORATION+                                                                                    928,523
       72,600   MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                   797,874
       11,215   MERCURY GENERAL CORPORATION                                                                                 594,844
       74,365   NORTH POINTE HOLDINGS CORPORATION+                                                                          899,073
       12,440   NYMAGIC INCORPORATED                                                                                        508,174
       13,000   OHIO CASUALTY CORPORATION                                                                                   389,350
       67,000   PMA CAPITAL CORPORATION CLASS A+                                                                            629,130
       11,425   PRA INTERNATIONAL+                                                                                          246,323
       75,900   PROCENTURY CORPORATION                                                                                    1,760,880
       34,800   SCOTTISH RE GROUP LIMITED+                                                                                  139,896
       55,965   SEABRIGHT INSURANCE HOLDINGS+                                                                             1,029,756
       89,200   SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                              689,516
       13,900   STANCORP FINANCIAL GROUP INCORPORATED                                                                       683,463
       28,600   STATE AUTO FINANCIAL CORPORATION                                                                            918,918
       12,300   TRIAD GUARANTY INCORPORATED+                                                                                509,343

                                                                                                                         23,180,253
                                                                                                                      -------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.39%
       33,967   GEO GROUP INCORPORATED+                                                                                   1,539,384
                                                                                                                      -------------
LEATHER & LEATHER PRODUCTS - 0.45%
       91,200   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         828,096
       28,500   SHOE CARNIVAL INCORPORATED+                                                                                 949,050

                                                                                                                          1,777,146
                                                                                                                      -------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.53%
      152,510   CHAMPION ENTERPRISES INCORPORATED+                                                                        1,342,088
       19,200   LOUISIANA-PACIFIC CORPORATION                                                                               385,152
       10,935   SKYLINE CORPORATION+                                                                                        368,947

                                                                                                                          2,096,187
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.34%
      202,644   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                              $   1,215,864
       11,815   ARMOR HOLDINGS INCORPORATED+                                                                                795,504
       40,300   CANTEL INDUSTRIES+                                                                                          620,217
       25,010   COHERENT INCORPORATED+                                                                                      793,817
      108,180   CREDENCE SYSTEMS CORPORATION+                                                                               358,076
       24,500   DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                         50,225
        7,200   DRS TECHNOLOGIES INCORPORATED                                                                               375,624
       64,300   EDAP TMS SA ADR+                                                                                            416,021
       92,800   HEALTHTRONICS INCORPORATED+                                                                                 500,192
       43,600   INPUT OUTPUT INCORPORATED+                                                                                  600,808
       62,600   MILLIPORE CORPORATION+                                                                                    4,536,622
      253,600   NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                     248,528
      171,000   ORTHOLOGIC CORPORATION+                                                                                     266,760
      228,000   PERKINELMER INCORPORATED                                                                                  5,522,160
       91,147   VITAL SIGNS INCORPORATED                                                                                  4,737,821

                                                                                                                         21,038,239
                                                                                                                      -------------
METAL MINING - 4.34%
      282,215   APEX SILVER MINES LIMITED+                                                                                3,643,396
      271,500   GAMMON LAKE RESOURCES INCORPORATED+                                                                       4,797,405
          200   GOLD FIELDS LIMITED ADR                                                                                       3,696
       24,985   GOLDCORP INCORPORATED                                                                                       600,140
      122,700   KINROSS GOLD CORPORATION+                                                                                 1,692,033
       16,700   MERIDIAN GOLD INCORPORATED+                                                                                 426,351
      213,900   MINEFINDERS CORPORATION LIMITED+                                                                          2,547,549
       61,490   NOVAGOLD RESOURCES INCORPORATED+                                                                          1,042,256
       97,625   RANDGOLD RESOURCES LIMITED ADR                                                                            2,334,214

                                                                                                                         17,087,040
                                                                                                                      -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
      283,400   BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           847,366
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.14%
       49,275   ACCO BRANDS CORPORATION+                                                                                  1,187,035
       47,600   K2 INCORPORATED+                                                                                            575,484
      134,500   LEAPFROG ENTERPRISES INCORPORATED+                                                                        1,439,150
       21,200   LYDALL INCORPORATED+                                                                                        336,868
       10,300   RC2 CORPORATION+                                                                                            416,017
       37,600   RUSS BERRIE & COMPANY INCORPORATED                                                                          530,160

                                                                                                                          4,484,714
                                                                                                                      -------------
MISCELLANEOUS RETAIL - 0.69%
       54,100   AC MOORE ARTS & CRAFTS INCORPORATED+                                                                      1,154,494
       69,400   FINLAY ENTERPRISES INCORPORATED+                                                                            403,214
       34,700   PC MALL INCORPORATED+                                                                                       345,959
       74,530   SHARPER IMAGE CORPORATION+                                                                                  823,557

                                                                                                                          2,727,224
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
MISCELLANEOUS SERVICES - 0.07%
       17,000   BANKFINANCIAL CORPORATION                                                                             $     276,590
                                                                                                                      -------------
MOTION PICTURES - 0.10%
       80,500   WPT ENTERPRISES INCORPORATED+                                                                               413,770
                                                                                                                      -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.04%
        8,100   WERNER ENTERPRISES INCORPORATED                                                                             147,177
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.85%
       17,843   ACCREDITED HOME LENDERS HOLDING COMPANY+                                                                    165,405
       21,900   ASTA FUNDING INCORPORATED                                                                                   945,642
      120,200   MCG CAPITAL CORPORATION                                                                                   2,254,952

                                                                                                                          3,365,999
                                                                                                                      -------------
OIL & GAS EXTRACTION - 5.50%
        5,400   ATWOOD OCEANICS INCORPORATED+                                                                               316,926
       53,600   BRIGHAM EXPLORATION COMPANY+                                                                                333,392
        9,400   CARRIZO OIL & GAS INCORPORATED+                                                                             328,624
       31,500   COMSTOCK RESOURCES INCORPORATED+                                                                            862,470
       28,620   FOREST OIL CORPORATION+                                                                                     955,049
      242,990   GLOBAL INDUSTRIES LIMITED+                                                                                4,444,287
       32,990   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                1,230,197
       43,900   HELMERICH & PAYNE INCORPORATED                                                                            1,331,926
       69,565   KEY ENERGY SERVICES INCORPORATED+                                                                         1,137,388
       64,635   MCMORAN EXPLORATION COMPANY+                                                                                886,146
      314,055   NEWPARK RESOURCES INCORPORATED+                                                                           2,214,088
       21,770   OCEANEERING INTERNATIONAL INCORPORATED+                                                                     916,952
       11,320   PRIDE INTERNATIONAL INCORPORATED+                                                                           340,732
       41,285   RANGE RESOURCES CORPORATION                                                                               1,378,919
       24,000   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                      827,280
      264,900   SYNTROLEUM CORPORATION+                                                                                     826,488
       56,420   TRILOGY ENERGY TRUST                                                                                        497,004
        7,500   UNIT CORPORATION+                                                                                           379,425
       28,800   WARREN RESOURCES INCORPORATED+                                                                              375,264
       91,135   WILLBROS GROUP INCORPORATED+                                                                              2,054,183

                                                                                                                         21,636,740
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS - 1.92%
      106,500   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        1,382,370
       83,685   CHESAPEAKE CORPORATION                                                                                    1,263,644
      147,800   MEADWESTVACO CORPORATION                                                                                  4,558,152
       25,445   WAUSAU PAPER CORPORATION                                                                                    365,390

                                                                                                                          7,569,556
                                                                                                                      -------------
PERSONAL SERVICES - 0.20%
       19,600   REGIS CORPORATION                                                                                           791,252
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 0.40%
       20,275   INTEROIL CORPORATION+                                                                                 $     539,315
       32,100   WD-40 COMPANY                                                                                             1,017,891

                                                                                                                          1,557,206
                                                                                                                      -------------
PIPELINES, EXCEPT NATURAL GAS - 0.14%
       10,000   ENBRIDGE ENERGY PARTNERS LP                                                                                 558,900
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES - 0.64%
       14,700   MUELLER INDUSTRIES INCORPORATED                                                                             442,470
       39,900   NORTHWEST PIPE COMPANY+                                                                                   1,589,217
       11,200   NOVAMERICAN STEEL INCORPORATED+                                                                             495,264

                                                                                                                          2,526,951
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.36%
       27,400   AMERICAN GREETINGS CORPORATION CLASS A                                                                      635,954
       41,300   ENNIS INCORPORATED                                                                                        1,105,188
       79,690   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                               1,044,736
       20,165   MCCLATCHY COMPANY CLASS A                                                                                   637,416
      458,200   PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                 4,714,878
       52,400   PRESSTEK INCORPORATED+                                                                                      317,020
       11,560   R.H. DONNELLEY CORPORATION+                                                                                 819,488

                                                                                                                          9,274,680
                                                                                                                      -------------
REAL ESTATE - 0.13%
       33,100   THOMAS PROPERTIES GROUP INCORPORATED                                                                        513,712
                                                                                                                      -------------
REAL ESTATE INVESTMENT TRUST (REIT) - 0.30%
       55,300   LEXINGTON CORPORATE PROPERTIES TRUST                                                                      1,168,489
                                                                                                                      -------------
RETAIL, TRADE & SERVICES - 0.37%
       61,500   STRIDE RITE CORPORATION                                                                                     946,485
       92,000   TRANSPORT WORLD MUSIC CORPORATION+                                                                          522,560

                                                                                                                          1,469,045
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.36%
      159,760   INTERTAPE POLYMER GROUP INCORPORATED+                                                                       658,211
       31,100   TUPPERWARE CORPORATION                                                                                      775,323

                                                                                                                          1,433,534
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.27%
       62,470   MARKETAXESS HOLDINGS INCORPORATED+                                                                        1,045,748
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.59%
       96,520   GENTEX CORPORATION                                                                                        1,568,450
       95,085   US CONCRETE INCORPORATED+                                                                                   743,565

                                                                                                                          2,312,015
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR - 0.37%
       76,405   AIRTRAN HOLDINGS INCORPORATED+                                                                        $     784,679
       50,285   JETBLUE AIRWAYS CORPORATION+                                                                                578,780
        3,300   PHI INCORPORATED+                                                                                            86,724

                                                                                                                          1,450,183
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 1.88%
       40,600   AFTERMARKET TECHNOLOGY CORPORATION+                                                                         985,768
       25,600   ARCTIC CAT INCORPORATED                                                                                     498,944
      221,090   EXIDE TECHNOLOGIES+                                                                                       1,923,483
      152,785   FLEETWOOD ENTERPRISES INCORPORATED+                                                                       1,208,529
        4,500   K & F INDUSTRIES HOLDINGS INCORPORATED+                                                                     121,185
       26,500   MONACO COACH CORPORATION                                                                                    422,145
       53,300   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 1,697,605
       15,400   WABTEC CORPORATION                                                                                          531,146

                                                                                                                          7,388,805
                                                                                                                      -------------
TRANSPORTATION SERVICES - 0.42%
       45,900   DYNAMEX INCORPORATED+                                                                                     1,167,696
       10,400   GATX CORPORATION                                                                                            497,120

                                                                                                                          1,664,816
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.12%
      113,100   BIOSCRIP INCORPORATED+                                                                                      354,003
       43,000   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                             1,103,810
       27,400   SCHOOL SPECIALTY INCORPORATED+                                                                              989,414
      186,350   SOURCE INTERLINK COMPANIES INCORPORATED+                                                                  1,250,409
       11,700   UNITED STATIONERS INCORPORATED+                                                                             701,064

                                                                                                                          4,398,700
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 2.17%
      104,331   DELIAS INCORPORATED+                                                                                        957,759
       67,500   INTERLINE BRANDS INCORPORATED+                                                                            1,479,600
       47,200   KAMAN CORPORATION CLASS A                                                                                 1,100,232
       66,600   KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                              2,244,420
       45,900   LENOX GROUP INCORPORATED+                                                                                   302,022
       21,800   LKQ CORPORATION+                                                                                            476,548
       91,000   MICROTECK MEDICAL HOLDING INCORPORATED+                                                                     433,160
       78,900   NAVARRE CORPORATION+                                                                                        295,875
        5,600   OWENS & MINOR INCORPORATED                                                                                  205,688
       81,700   POMEROY IT SOLUTIONS INCORPORATED+                                                                          736,934
       30,400   WILLIS LEASE FINANCE CORPORATION+                                                                           306,128

                                                                                                                          8,538,366
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $356,471,572)                                                                                 380,616,080
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
RIGHTS - 0.00%
       24,500   DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                  $       4,900

TOTAL RIGHTS (COST $27,063)                                                                                                   4,900
                                                                                                                      -------------
WARRANTS - 0.17%
      170,570   HILL INTERNATIONAL INCORPORATED+                                                                            399,134
      519,855   OAKMONT ACQUISITION CORPORATION+                                                                            259,928

TOTAL WARRANTS (COST $592,597)                                                                                              659,062
                                                                                                                      -------------
PREFERRED STOCKS - 0.06%
        8,900   ANWORTH MORTGAGE                                                                                            232,732

TOTAL PREFERRED STOCKS (COST $223,725)                                                                                      232,732
                                                                                                                      -------------
SHORT-TERM INVESTMENTS - 2.22%
    8,725,469   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              8,725,469

TOTAL SHORT-TERM INVESTMENTS (COST $8,725,469)                                                                            8,725,469
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $366,040,426)*                                                      99.15%                                      $ 390,238,243
OTHER ASSETS AND LIABILITIES, NET                                          0.85                                           3,343,380
                                                                         ------                                       -------------

TOTAL NET ASSETS                                                         100.00%                                      $ 393,581,623
                                                                         ======                                       =============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,725,469.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        C&B LARGE      DISCIPLINED        EMERGING           EQUITY
                                                                        CAP VALUE           GROWTH          GROWTH           INCOME
                                                                        PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................   $ 1,091,188,435  $   180,461,796  $   44,646,659  $   799,523,739
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................        93,392,192       15,719,397      15,599,113      101,576,156
   INVESTMENTS IN AFFILIATES ..................................       117,775,852        6,637,065               0        7,754,418
                                                                  -----------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............     1,302,356,479      202,818,258      60,245,772      908,854,313
                                                                  -----------------------------------------------------------------
   FOREIGN CURRENCY, AT VALUE .................................                 0                0               0                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ...........                 0                0               0                0
   RECEIVABLE FOR INVESTMENTS SOLD ............................                 0                0         983,143       32,389,750
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................         2,230,125          188,505           7,343          923,666
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY
      CONTRACTS ...............................................                 0                0               0                0
   PREPAID EXPENSES AND OTHER ASSETS ..........................                 0                0               0                0
                                                                  -----------------------------------------------------------------
TOTAL ASSETS ..................................................     1,304,586,604      203,006,763      61,236,258      942,167,729
                                                                  -----------------------------------------------------------------
LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ........................                 0                0          84,739                0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....                 0                0               0                0
   FOREIGN TAXES PAYABLE ......................................               390                0               0                0
   PAYABLE FOR INVESTMENTS PURCHASED ..........................        24,725,864        3,706,786         812,116       27,596,677
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......           628,992          124,054          35,739          380,832
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................        93,392,192       15,719,397      15,599,113      101,576,156
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................            14,005           27,267           8,299           43,881
                                                                  -----------------------------------------------------------------
TOTAL LIABILITIES .............................................       118,761,443       19,577,504      16,540,006      129,597,546
                                                                  =================================================================
TOTAL NET ASSETS ..............................................   $ 1,185,825,161  $   183,429,259  $   44,696,252  $   812,570,183
                                                                  =================================================================
INVESTMENTS AT COST ...........................................   $ 1,224,811,205  $   180,169,105  $   57,891,496  $   685,022,789
                                                                  =================================================================
FOREIGN CURRENCIES AT COST ....................................   $             0  $             0  $            0  $             0
                                                                  =================================================================
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $    90,449,954  $    15,292,416  $   15,143,175  $    98,001,119
                                                                  =================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                           EQUITY                    INTERNATIONAL    INTERNATIONAL
                                                                            VALUE            INDEX            CORE           GROWTH
                                                                        PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................   $   584,060,870  $ 2,676,587,913  $  158,292,177  $   299,416,868
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................        32,858,543      416,186,909       5,336,062       16,952,435
   INVESTMENTS IN AFFILIATES ..................................         9,876,985       50,072,623               0                0
                                                                  -----------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............       626,796,398    3,142,847,445     163,628,239      316,369,303
                                                                  -----------------------------------------------------------------
   FOREIGN CURRENCY, AT VALUE .................................                 0                0               0               97
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ...........                 0                0               0                0
   RECEIVABLE FOR INVESTMENTS SOLD ............................         4,687,283           59,285       6,098,387       11,323,111
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................           690,493        3,348,146       1,092,857        1,068,375
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY
      CONTRACTS ...............................................                 0                0               0                0
   PREPAID EXPENSES AND OTHER ASSETS ..........................                 0                0             442            4,851
                                                                  -----------------------------------------------------------------
TOTAL ASSETS ..................................................       632,174,174    3,146,254,876     170,819,925      328,765,737
                                                                  -----------------------------------------------------------------
LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ........................                 0                0       4,184,367        1,146,304
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....                 0            5,100               0                0
   FOREIGN TAXES PAYABLE ......................................                 0                0          11,974                0
   PAYABLE FOR INVESTMENTS PURCHASED ..........................         9,583,111        3,502,642       1,654,020        2,351,173
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......           339,186          212,869         146,652          268,586
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................        32,858,543      416,186,909       5,336,062       16,952,435
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................            34,281           42,527               0            1,032
                                                                  -----------------------------------------------------------------
TOTAL LIABILITIES .............................................        42,815,121      419,950,047      11,333,075       20,719,530
                                                                  =================================================================
TOTAL NET ASSETS ..............................................   $   589,359,053  $ 2,726,304,829  $  159,486,850  $   308,046,207
                                                                  =================================================================
INVESTMENTS AT COST ...........................................   $   554,027,713  $ 2,505,566,510  $  129,146,722  $   250,579,390
                                                                  =================================================================
FOREIGN CURRENCIES AT COST ....................................   $             0  $             0  $            0  $           100
                                                                  =================================================================
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $    31,878,159  $   401,928,899  $    5,120,332  $    16,125,788
                                                                  =================================================================

                                                                    INTERNATIONAL    INTERNATIONAL       LARGE CAP    LARGE COMPANY
                                                                            INDEX            VALUE    APPRECIATION           GROWTH
                                                                        PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................   $   156,154,463  $   354,282,457  $  160,585,453  $ 2,668,652,136
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................         7,971,550       17,698,422      11,066,341      347,271,247
   INVESTMENTS IN AFFILIATES ..................................                 0        4,203,521       4,852,808       20,693,392
                                                                  -----------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............       164,126,013      376,184,400     176,504,602    3,036,616,775
                                                                  -----------------------------------------------------------------
   FOREIGN CURRENCY, AT VALUE .................................           725,791        9,415,521               0                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ...........           386,685                0               0                0
   RECEIVABLE FOR INVESTMENTS SOLD ............................         7,185,783           82,042         676,043       22,609,751
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................           786,815        2,168,606         120,626        1,001,736
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY
      CONTRACTS ...............................................             5,230                0               0                0
   PREPAID EXPENSES AND OTHER ASSETS ..........................                 0                0               0                0
                                                                  -----------------------------------------------------------------
TOTAL ASSETS ..................................................       173,216,317      387,850,569     177,301,271    3,060,228,262
                                                                  -----------------------------------------------------------------
LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ........................         5,656,794                0               0                0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....                 0                0               0                0
   FOREIGN TAXES PAYABLE ......................................                 0                0             423                0
   PAYABLE FOR INVESTMENTS PURCHASED ..........................            32,466          229,816               0                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......            62,614          322,266          97,783        1,582,118
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................         7,971,550       17,698,422      11,066,341      347,271,247
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................            67,657           38,148          60,482          300,314
                                                                  -----------------------------------------------------------------
TOTAL LIABILITIES .............................................        13,791,081       18,288,652      11,225,029      349,153,679
                                                                  =================================================================
TOTAL NET ASSETS ..............................................   $   159,425,236  $   369,561,917  $  166,076,242  $ 2,711,074,583
                                                                  =================================================================
INVESTMENTS AT COST ...........................................   $   110,253,430  $   289,140,631  $  161,404,883  $ 2,416,884,019
                                                                  =================================================================
FOREIGN CURRENCIES AT COST ....................................   $       716,028  $     9,291,904  $            0  $             0
                                                                  =================================================================
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $     7,559,544  $    16,786,462  $   10,769,367  $   336,070,411
                                                                  =================================================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                          STRATEGIC
                                                                        SMALL CAP     SMALL COMPANY   SMALL COMPANY       SMALL CAP
                                                                            INDEX            GROWTH           VALUE           VALUE
                                                                        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $ 432,156,119   $   902,778,327   $ 486,263,261   $ 381,512,774
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ....................     110,396,932        75,618,119     141,089,329               0
   INVESTMENTS IN AFFILIATES ....................................       4,074,814        18,331,267      10,600,495       8,725,469
                                                                    ---------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..............     546,627,865       996,727,713     637,953,085     390,238,243
                                                                    ---------------------------------------------------------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .............          22,200                 0               0               0
   RECEIVABLE FOR INVESTMENTS SOLD ..............................       3,143,755        10,099,078       1,736,085       5,396,368
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................         367,664           326,430         489,332         384,827
                                                                    ---------------------------------------------------------------
TOTAL ASSETS ....................................................     550,161,484     1,007,153,221     640,178,502     396,019,438
                                                                    ---------------------------------------------------------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ............................       2,062,698        14,702,734       2,216,114       2,115,638
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........          60,985           704,593         387,515         317,812
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .......................     110,396,932        75,618,119     141,089,329               0
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................          21,823            33,106          24,264           4,365
                                                                    ---------------------------------------------------------------
TOTAL LIABILITIES ...............................................     112,542,438        91,058,552     143,717,222       2,437,815
                                                                    ---------------------------------------------------------------
TOTAL NET ASSETS ................................................   $ 437,619,046   $   916,094,669   $ 496,461,280   $ 393,581,623
                                                                    ===============================================================
INVESTMENTS AT COST .............................................   $ 435,019,959   $   937,359,226   $ 589,165,101   $ 366,040,426
                                                                    ===============================================================
SECURITIES ON LOAN, AT MARKET VALUE .............................   $ 106,513,181   $    71,636,784   $ 136,005,948   $           0
                                                                    ===============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                      STATEMENTS OF OPERATIONS--
                                 FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            C&B LARGE    DISCIPLINED       EMERGING          EQUITY
                                                                            CAP VALUE         GROWTH         GROWTH          INCOME
                                                                            PORTFOLIO      PORTFOLIO   PORTFOLIO(2)       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ......................................................   $  8,374,277   $    811,512   $      5,141   $  11,382,219
   INTEREST ..........................................................            214              0              0           3,972
   INCOME FROM AFFILIATED SECURITIES .................................      1,695,481        116,022         43,724         178,253
   SECURITIES LENDING INCOME, NET ....................................         42,945          4,836          7,210          25,635
                                                                         -----------------------------------------------------------
TOTAL INVESTMENT INCOME ..............................................     10,112,917        932,370         56,075      11,590,079
                                                                         -----------------------------------------------------------
EXPENSES
   ADVISORY FEES .....................................................      3,441,520        714,553         67,628       3,402,318
   CUSTODY FEES ......................................................         94,888         19,055          1,503          93,666
   ACCOUNTING FEES ...................................................              0              0              0               0
   PROFESSIONAL FEES .................................................         12,579         10,683          4,487          15,856
   SHAREHOLDER REPORTS ...............................................              0              0          1,671               0
   TRUSTEES' FEES ....................................................          3,137          3,283          1,437           1,904
   OTHER FEES AND EXPENSES ...........................................         10,389          2,358            918          13,743
                                                                         -----------------------------------------------------------
TOTAL EXPENSES .......................................................      3,562,513        749,932         77,644       3,527,487
                                                                         -----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................       (340,841)          (537)        (5,339)       (767,684)
   NET EXPENSES ......................................................      3,221,672        749,395         72,305       2,759,803
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) .........................................      6,891,245        182,975        (16,230)      8,830,276
                                                                         -----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...     37,193,983     14,969,611     (1,346,048)    103,785,551
   FORWARD FOREIGN CURRENCY CONTRACTS ................................              0              0              0               0
   FUTURES TRANSACTIONS ..............................................              0              0              0               0
                                                                         -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................     37,193,983     14,969,611     (1,346,048)    103,785,551
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...     10,573,007     (2,728,749)     2,354,276     (39,140,605)
   FORWARD FOREIGN CURRENCY CONTRACTS ................................              0              0              0               0
   FUTURES TRANSACTIONS ..............................................              0              0              0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..........              0              0              0       3,048,704
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..     10,573,007     (2,728,749)     2,354,276     (36,091,901)
                                                                         -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............     47,766,990     12,240,862      1,008,228      67,693,650
                                                                         -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $ 54,658,235   $ 12,423,837   $    991,998   $  76,523,926
                                                                         ===========================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $          0   $          0   $          0   $           0
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                             EQUITY                   INTERNATIONAL   INTERNATIONAL
                                                                              VALUE           INDEX            CORE          GROWTH
                                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .....................................................  $  5,273,402   $  26,681,824   $   1,246,900   $   1,763,152
   INTEREST .........................................................             0          31,453               0               0
   INCOME FROM AFFILIATED SECURITIES ................................       264,744         516,222          49,445         178,119
   SECURITIES LENDING INCOME, NET ...................................        39,209         162,544          18,666          24,265
                                                                       -------------------------------------------------------------
TOTAL INVESTMENT INCOME .............................................     5,577,355      27,392,043       1,315,011       1,965,536
                                                                       -------------------------------------------------------------
EXPENSES
   ADVISORY FEES ....................................................     2,022,926       1,145,503         782,835       1,456,942
   CUSTODY FEES .....................................................        54,239         272,226          82,404         153,362
   ACCOUNTING FEES ..................................................             0               0          10,776           3,039
   PROFESSIONAL FEES ................................................        13,425          21,431           7,878           1,979
   SHAREHOLDER REPORTS ..............................................             0               0               0             358
   TRUSTEES' FEES ...................................................         3,334           3,559           4,553           3,620
   OTHER FEES AND EXPENSES ..........................................         5,668          28,281           3,019             707
                                                                       -------------------------------------------------------------
TOTAL EXPENSES ......................................................     2,099,592       1,471,000         891,465       1,620,007
                                                                       -------------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................      (253,699)       (266,551)         (4,702)        (60,378)
   NET EXPENSES .....................................................     1,845,893       1,204,449         886,763       1,559,629
                                                                       -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ........................................     3,731,462      26,187,594         428,248         405,907
                                                                       -------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..    29,315,347      49,316,947      13,487,648      23,754,540
   FORWARD FOREIGN CURRENCY CONTRACTS ...............................             0               0               0               0
   FUTURES TRANSACTIONS .............................................             0        (110,281)              0               0
                                                                        ------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................    29,315,347      49,206,666      13,487,648      23,754,540
                                                                       -------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..    22,981,880     112,618,629       5,610,082      19,945,680
   FORWARD FOREIGN CURRENCY CONTRACTS ...............................             0               0          (3,933)         (3,277)
   FUTURES TRANSACTIONS .............................................             0         200,575               0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........             0               0               0               0
                                                                       -------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ......................................................    22,981,880     112,819,204       5,606,149      19,942,403
                                                                       -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............    52,297,227     162,025,870      19,093,797      43,696,943
                                                                       -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....  $ 56,028,689   $ 188,213,464   $  19,522,045   $  44,102,850
                                                                       =============================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ..........................  $      4,248   $           0   $      81,626   $     192,345
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

                                                                       INTERNATIONAL   INTERNATIONAL      LARGE CAP   LARGE COMPANY
                                                                               INDEX           VALUE   APPRECIATION          GROWTH
                                                                           PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .....................................................  $   1,505,038   $   3,557,959   $  1,039,344   $  11,924,876
   INTEREST .........................................................          7,222          13,793              0               0
   INCOME FROM AFFILIATED SECURITIES ................................         25,806         284,985        124,529         936,803
   SECURITIES LENDING INCOME, NET ...................................         20,589          42,647          5,865          81,480
                                                                       -------------------------------------------------------------
TOTAL INVESTMENT INCOME .............................................      1,558,655       3,899,384      1,169,738      12,943,159
                                                                       -------------------------------------------------------------
EXPENSES
   ADVISORY FEES ....................................................        288,803       1,603,158        593,356      10,155,736
   CUSTODY FEES .....................................................         82,515         168,753         16,953         301,225
   ACCOUNTING FEES ..................................................          3,593          13,712              0               0
   PROFESSIONAL FEES ................................................         15,862          10,346          9,108          19,389
   SHAREHOLDER REPORTS ..............................................          1,167           2,698              0         238,000
   TRUSTEES' FEES ...................................................          4,485           4,481          3,197           1,806
   OTHER FEES AND EXPENSES ..........................................          4,010           2,783          2,817          35,652
                                                                       -------------------------------------------------------------
TOTAL EXPENSES ......................................................        400,435       1,805,931        625,431      10,751,808
                                                                       -------------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................         (5,322)        (24,737)       (37,500)       (627,037)
   NET EXPENSES .....................................................        395,113       1,781,194        587,931      10,124,771
                                                                       -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ........................................      1,163,542       2,118,190        581,807       2,818,388
                                                                       -------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..      8,168,110       8,493,190      6,342,079     133,242,937
   FORWARD FOREIGN CURRENCY CONTRACTS ...............................         32,255               0              0               0
   FUTURES TRANSACTIONS .............................................        101,438               0              0               0
                                                                       -------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................      8,301,803       8,493,190      6,342,079     133,242,937
                                                                       -------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..     13,246,191      41,673,380      4,437,705      32,152,936
   FORWARD FOREIGN CURRENCY CONTRACTS ...............................          9,219               0              0               0
   FUTURES TRANSACTIONS .............................................         80,867               0              0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........              0               0              0               0
                                                                       -------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ......................................................     13,336,277      41,673,380      4,437,705      32,152,936
                                                                       -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............     21,638,080      50,166,570     10,779,784     165,395,873
                                                                       -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....  $  22,801,622   $  52,284,760   $ 11,361,591   $ 168,214,261
                                                                       =============================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ..........................  $      97,632   $     174,249   $          0   $           0
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
                                                      STATEMENTS OF OPERATIONS--
                                 FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        SMALL CAP   SMALL COMPANY   SMALL COMPANY         STRATEGIC
                                                                            INDEX          GROWTH           VALUE         SMALL CAP
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO   VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ..................................................   $  1,934,796   $   1,513,319   $   2,660,292   $     1,627,246
   INTEREST ......................................................          6,412               0               0               541
   INCOME FROM AFFILIATED SECURITIES .............................        124,920         581,001         264,718           410,979
   SECURITIES LENDING INCOME, NET ................................        182,617          59,584         162,488                 0
                                                                     ---------------------------------------------------------------
TOTAL INVESTMENT INCOME ..........................................      2,248,745       2,153,904       3,087,498         2,038,766
                                                                     ---------------------------------------------------------------

EXPENSES
   ADVISORY FEES .................................................        423,769       4,116,992       2,176,260         1,716,762
   CUSTODY FEES ..................................................         42,377          93,937          48,367            38,150
   ACCOUNTING FEES ...............................................              0               0               0             1,644
   PROFESSIONAL FEES .............................................         13,777          15,014          11,345            10,252
   REGISTRATION FEES .............................................              0               0               0                27
   SHAREHOLDER REPORTS ...........................................              0               0               0             1,402
   TRUSTEES' FEES ................................................          2,936           1,928           2,893             4,370
   OTHER FEES AND EXPENSES .......................................          4,282          11,118           4,467             3,569
                                                                     ---------------------------------------------------------------
TOTAL EXPENSES ...................................................        487,141       4,238,989       2,243,332         1,776,176
                                                                     ---------------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..................        (41,280)         (5,764)        (22,202)          (18,504)
   NET EXPENSES ..................................................        445,861       4,233,225       2,221,130         1,757,672
                                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) .....................................      1,802,884      (2,079,321)        866,368           281,094
                                                                     ---------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION ................................................     22,822,589      61,968,038      26,997,210        14,368,826
   FUTURES TRANSACTIONS ..........................................       (131,278)              0               0                 0
                                                                     ---------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........................     22,691,311      61,968,038      26,997,210        14,368,826
                                                                     ---------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION ................................................     19,586,227      19,801,504      18,859,861        25,210,750
   FUTURES TRANSACTIONS ..........................................        132,578               0               0                 0
                                                                     ---------------------------------------------------------------
NET CHANGE IN  UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS ................................................     19,718,805      19,801,504      18,859,861        25,210,750
                                                                     ---------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........     42,410,116      81,769,542      45,857,071        39,579,576
                                                                     ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..   $ 44,213,000   $  79,690,221   $  46,723,439   $    39,860,670
                                                                     ===============================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .......................   $        396   $           0   $           0   $         6,398

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          C&B LARGE CAP VALUE PORTFOLIO            DISCIPLINED GROWTH PORTFOLIO
                                                      -------------------------------------   --------------------------------------
                                                               FOR THE                                 FOR THE
                                                      SIX MONTHS ENDED              FOR THE   SIX MONTHS ENDED              FOR THE
                                                        MARCH 31, 2007           YEAR ENDED     MARCH 31, 2007           YEAR ENDED
                                                           (UNAUDITED)   SEPTEMBER 30, 2006        (UNAUDITED)   SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................    $   841,546,047      $   774,696,069    $   187,057,301      $   184,902,166

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................          6,891,245           14,179,146            182,975              216,903
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........         37,193,983           36,879,416         14,969,611            6,997,204
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ................         10,573,007           67,028,509         (2,728,749)          (4,599,455)
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ................................         54,658,235          118,087,071         12,423,837            2,614,652
                                                       -----------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..................................        355,996,454           56,382,255          2,615,322           10,644,735
   WITHDRAWALS ....................................        (66,375,575)        (107,619,350)       (18,667,201)         (11,104,252)
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ................        289,620,879          (51,237,095)       (16,051,879)            (459,517)
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............        344,279,114           66,849,976         (3,628,042)           2,155,135
                                                       =============================================================================
ENDING NET ASSETS .................................    $ 1,185,825,161      $   841,546,045    $   183,429,259      $   187,057,301
                                                       =============================================================================

(1)   THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                           EMERGING
                                                            GROWTH
                                                         PORTFOLIO(1)           EQUITY INCOME PORTFOLIO
                                                        --------------   --------------------------------------
                                                               FOR THE            FOR THE
                                                          PERIOD ENDED   SIX MONTHS ENDED              FOR THE
                                                        MARCH 31, 2007     MARCH 31, 2007           YEAR ENDED
                                                           (UNAUDITED)        (UNAUDITED)   SEPTEMBER 30, 2006
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................     $            0    $ 1,015,722,285      $ 1,273,196,285

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................            (16,230)         8,830,276           19,887,451
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........         (1,346,048)       103,785,551          123,786,012
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ................          2,354,276        (36,091,901)         (31,413,024)
                                                        -------------------------------------------------------
NET INCREASE (DECREASE ) IN NET ASSETS RESULTING
   FROM OPERATIONS ................................            991,998         76,523,926          112,260,439
                                                        -------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..................................         46,176,674         12,783,773           34,802,222
   WITHDRAWALS ....................................         (2,472,420)      (292,459,801)        (404,536,661)
                                                        -------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ................         43,704,254       (279,676,028)        (369,734,439)
                                                        -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............         44,696,252       (203,152,102)        (257,474,000)
                                                        =======================================================
ENDING NET ASSETS .................................     $   44,696,252    $   812,570,183      $ 1,015,722,285
                                                        =======================================================

                                                              EQUITY VALUE PORTFOLIO                     INDEX PORTFOLIO
                                                      -------------------------------------   --------------------------------------
                                                               FOR THE                                 FOR THE
                                                      SIX MONTHS ENDED              FOR THE   SIX MONTHS ENDED              FOR THE
                                                        MARCH 31, 2007           YEAR ENDED     MARCH 31, 2007           YEAR ENDED
                                                           (UNAUDITED)   SEPTEMBER 30, 2006        (UNAUDITED)   SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................    $   490,515,385      $   438,219,988    $ 2,548,093,616      $ 2,151,037,408

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................          3,731,462            5,440,295         26,187,594           43,311,188
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........         29,315,347           27,936,911         49,206,666           73,306,134
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ................         22,981,880           14,109,152        112,819,204          122,263,467
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ................................         56,028,689           47,486,358        188,213,464          238,880,789
                                                       -----------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..................................         81,402,732           63,991,943        171,426,315          501,457,635
   WITHDRAWALS ....................................        (38,587,753)         (59,182,904)      (181,428,566)        (343,282,216)
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ................         42,814,979            4,809,039        (10,002,251)         158,175,419
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............         98,843,668           52,295,397        178,211,213          397,056,208
                                                       =============================================================================
ENDING NET ASSETS .................................    $   589,359,053      $   490,515,385    $ 2,726,304,829      $ 2,548,093,616
                                                       =============================================================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      INTERNATIONAL CORE PORTFOLIO           INTERNATIONAL GROWTH PORTFOLIO
                                                 -------------------------------------   --------------------------------------
                                                          FOR THE                                 FOR THE
                                                 SIX MONTHS ENDED              FOR THE   SIX MONTHS ENDED              FOR THE
                                                   MARCH 31, 2007           YEAR ENDED     MARCH 31, 2007           YEAR ENDED
                                                      (UNAUDITED)   SEPTEMBER 30, 2006        (UNAUDITED)   SEPTEMBER 30, 2006
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................   $    161,638,942   $      160,473,368   $    301,162,819   $      251,828,302

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............            428,248            3,202,167            405,907            2,355,509
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...         13,487,648           12,330,457         23,754,540           27,546,438
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ...........          5,606,149            7,217,415         19,942,403           19,723,089
                                                 ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................         19,522,045           22,750,039         44,102,850           49,625,036
                                                 ------------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS .............................          3,217,118            9,573,177         33,228,492           44,376,075
   WITHDRAWALS ...............................        (24,891,255)         (31,157,642)       (70,447,954)         (44,666,594)
                                                 ------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ...........        (21,674,137)         (21,584,465)       (37,219,462)            (290,519)
                                                 ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........         (2,152,092)           1,165,574          6,883,388           49,334,517
                                                 ==============================================================================
ENDING NET ASSETS ............................   $    159,486,850   $      161,638,942   $    308,046,207   $      301,162,819
                                                 ==============================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                     INTERNATIONAL INDEX PORTFOLIO           INTERNATIONAL VALUE PORTFOLIO
                                                 -------------------------------------   --------------------------------------
                                                          FOR THE                                 FOR THE
                                                 SIX MONTHS ENDED              FOR THE   SIX MONTHS ENDED              FOR THE
                                                   MARCH 31, 2007           YEAR ENDED     MARCH 31, 2007           YEAR ENDED
                                                      (UNAUDITED)   SEPTEMBER 30, 2006        (UNAUDITED)   SEPTEMBER 30, 2006
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................   $    161,960,014   $      161,372,219   $    303,207,650   $      162,175,581

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............          1,163,542            4,192,841          2,118,190            4,152,778
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...          8,301,803            9,015,257          8,493,190           20,144,518
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ...........         13,336,277           16,305,976         41,673,380            7,633,526
                                                 ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................         22,801,622           29,514,074         52,284,760           31,930,822
                                                 ------------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS .............................          2,691,456            7,996,182         45,858,777          146,254,390
   WITHDRAWALS ...............................        (28,027,856)         (36,922,461)       (31,789,270)         (37,153,143)
                                                 ------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ...........        (25,336,400)         (28,926,279)        14,069,507          109,101,247
                                                 ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........         (2,534,778)             587,795         66,354,267          141,032,069
                                                 ==============================================================================
ENDING NET ASSETS ............................   $    159,425,236   $      161,960,014   $    369,561,917   $      303,207,650
                                                 ==============================================================================

                                                    LARGE CAP APPRECIATION PORTFOLIO
                                                 --------------------------------------
                                                          FOR THE
                                                 SIX MONTHS ENDED              FOR THE
                                                   MARCH 31, 2007           YEAR ENDED
                                                      (UNAUDITED)   SEPTEMBER 30, 2006
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................   $    170,740,349   $      132,789,757

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............            581,807              918,625
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...          6,342,079           15,327,327
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ...........          4,437,705          (10,204,382)
                                                 --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................         11,361,591            6,041,570
                                                 --------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS .............................          4,310,498           46,259,962
   WITHDRAWALS ...............................        (20,336,196)         (14,350,940)
                                                 --------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ...........        (16,025,698)          31,909,022
                                                 --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........         (4,664,107)          37,950,592
                                                 ======================================
ENDING NET ASSETS ............................   $    166,076,242   $      170,740,349
                                                 ======================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            LARGE COMPANY GROWTH PORTFOLIO           SMALL CAP INDEX PORTFOLIO
                                                         ------------------------------------- -------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $  3,092,485,051  $    3,563,533,543  $    396,054,239  $      359,172,109

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         2,818,388           4,683,732         1,802,884           3,641,023
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............       133,242,937          69,056,359        22,691,311          28,835,980
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        32,152,936         (13,237,773)       19,718,805          (6,775,651)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................       168,214,261          60,502,318        44,213,000          25,701,352
                                                         ---------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................        36,691,858         146,833,445        43,590,039          56,571,421
   WITHDRAWALS ........................................      (586,316,587)       (678,384,255)      (46,238,232)        (45,390,643)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................      (549,624,729)       (531,550,810)       (2,648,193)         11,180,778
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................      (381,410,468)       (471,048,492)       41,564,807          36,882,130
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $  2,711,074,583  $    3,092,485,051  $    437,619,046  $      396,054,239
                                                         ===========================================================================

(2)   THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                            SMALL COMPANY GROWTH PORTFOLIO         SMALL COMPANY VALUE PORTFOLIO
                                                         ------------------------------------- -------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    927,550,765  $      889,007,735  $    456,421,037  $      620,229,304

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................        (2,079,321)         (3,086,201)          866,368           3,682,087
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        61,968,038         122,082,548        26,997,210          89,362,303
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        19,801,504         (55,941,786)       18,859,861         (44,240,821)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        79,690,221          63,054,561        46,723,439          48,803,569
                                                         ---------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................        50,889,556         111,424,354        25,354,099         193,013,661
   WITHDRAWALS ........................................      (142,035,873)       (135,935,885)      (32,037,295)       (405,625,497)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       (91,146,317)        (24,511,531)       (6,683,196)       (212,611,836)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................       (11,456,096)         38,543,030        40,040,243        (163,808,267)
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $    916,094,669  $      927,550,765  $    496,461,280  $      456,421,037
                                                         ===========================================================================

                                                                    STRATEGIC SMALL CAP VALUE PORTFOLIO(2)
                                                                    ---------------------------------------
                                                                             FOR THE
                                                                    SIX MONTHS ENDED               FOR THE
                                                                      MARCH 31, 2007          PERIOD ENDED
                                                                         (UNAUDITED)    SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................................   $    359,375,258    $                0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................................            281,094             1,364,265
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................         14,368,826             3,250,792
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ............................................         25,210,750            (1,012,915)
                                                                    ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...................................................         39,860,670             3,602,142
                                                                    ---------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ................................................         40,625,176           380,740,890
   WITHDRAWALS ..................................................        (46,279,481)          (24,967,774)
                                                                    ---------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ..............................         (5,654,305)          355,773,116
                                                                    ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................         34,206,365           359,375,258
                                                                    =======================================
ENDING NET ASSETS ...............................................   $    393,581,623    $      359,375,258
                                                                    =======================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        ------------------------------------------------                 PORTFOLIO
                                                        NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL      TURNOVER
                                                         INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.46%      0.75%     (0.07)%      0.68%       6.52%           14%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             1.77%      0.76%     (0.10)%      0.66%      15.30%           29%
DECEMBER 6, 2004(3) TO SEPTEMBER 30, 2005 ...........             0.98%      0.77%     (0.06)%      0.71%       1.51%           19%

DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.19%      0.79%      0.00%       0.79%       6.74%           48%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             0.12%      0.79%     (0.01)%      0.78%       1.41%           90%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             0.44%      0.79%     (0.01)%      0.78%      11.76%           45%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             0.28%      0.80%     (0.26)%      0.54%       9.88%           87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............             0.28%      0.88%     (0.15)%      0.73%      25.65%          117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............             0.27%      0.91%     (0.18)%      0.73%     (12.57)%         156%

EMERGING GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 31, 2007(3) TO MARCH 31, 2007 (UNAUDITED) ...            (0.07)%     1.03%     (0.07)%      0.96%       2.20%           38%

EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.88%      0.75%     (0.16)%      0.59%       7.87%            6%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             1.84%      0.75%     (0.05)%      0.70%      11.21%            7%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             2.04%      0.73%     (0.13)%      0.60%      13.30%           20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             1.86%      0.77%     (0.21)%      0.56%      17.04%           11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............             2.01%      0.78%     (0.11)%      0.67%      20.66%            9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............             1.61%      0.78%     (0.10)%      0.68%     (19.49)%          12%

EQUITY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.38%      0.77%     (0.09)%      0.68%      11.10%           60%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             1.18%      0.78%     (0.01)%      0.77%      10.73%          107%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             1.22%      0.78%     (0.02)%      0.76%      21.61%          145%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             1.25%      0.80%     (0.18)%      0.62%      17.82%          122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ............             0.64%      0.86%     (0.32)%      0.54%      (1.80)%           3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.92%      0.11%     (0.02)%      0.09%       7.32%            6%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             1.86%      0.11%      0.00%       0.11%      10.70%            9%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             2.08%      0.12%     (0.08)%      0.04%      12.23%            8%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             1.71%      0.17%     (0.14)%      0.03%      13.87%            2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............             1.70%      0.18%     (0.05)%      0.13%      24.42%            3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............             1.40%      0.18%     (0.05)%      0.13%     (20.52)%           4%

INTERNATIONAL CORE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.52%      1.09%     (0.01)%      1.08%      12.53%           35%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             1.99%      1.09%     (0.06)%      1.03%      14.58%           39%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             1.51%      1.09%     (0.01)%      1.08%      18.69%          108%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             0.86%      1.11%     (0.15)%      0.96%      13.84%           33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............             0.81%      1.12%     (0.03)%      1.09%      18.39%           75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............             0.54%      1.26%     (0.02)%      1.24%     (19.04)%          38%

INTERNATIONAL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.26%      1.06%     (0.04)%      1.02%      15.06%           36%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             0.87%      1.07%     (0.09)%      0.98%      19.95%           62%
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 ............             1.02%      1.08%     (0.02)%      1.06%      22.30%           67%

INTERNATIONAL INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.41%      0.49%     (0.01)%      0.48%      14.77%            1%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             2.59%      0.49%     (0.12)%      0.37%      19.44%            7%
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 ............             2.41%      0.49%     (0.03)%      0.46%      21.90%           21%

INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.26%      1.07%     (0.01)%      1.06%      16.86%            7%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             2.34%      1.09%      0.00%       1.09%      19.32%           31%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             2.21%      1.11%     (0.01)%      1.10%      25.92%           14%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 ...........             2.61%      1.02%     (0.18)%      0.84%      20.00%           24%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        ------------------------------------------------                 PORTFOLIO
                                                        NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL      TURNOVER
                                                         INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)          RATE
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....                0.69%      0.73%     (0.04)%      0.69%       6.91%           85%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............                0.65%      0.75%     (0.03)%      0.72%       3.34%          155%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............                0.83%      0.74%      0.00%       0.74%      20.02%          133%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............                0.50%      0.76%     (0.14)%      0.62%      10.56%          149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............                0.29%      0.81%     (0.09)%      0.72%      18.50%          153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............                0.37%      0.88%     (0.16)%      0.72%     (20.04)%         123%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....                0.19%      0.71%     (0.04)%      0.67%       5.22%            4%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............                0.14%      0.70%     (0.09)%      0.61%       1.41%            6%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............                0.69%      0.69%     (0.01)%      0.68%      11.03%           18%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............               (0.09)%     0.76%     (0.08)%      0.68%       2.96%           14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............               (0.24)%     0.78%     (0.02)%      0.76%      27.90%           13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............               (0.34)%     0.78%      0.00%       0.78%     (22.32)%          18%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....                0.85%      0.23%     (0.02)%      0.21%      11.16%           15%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............                0.95%      0.24%     (0.01)%      0.23%       6.89%           20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............                1.00%      0.23%     (0.05)%      0.18%      21.03%           14%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............                0.93%      0.28%     (0.19)%      0.09%      23.97%           17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............                0.74%      0.31%     (0.02)%      0.29%      27.79%           11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............                0.57%      0.33%     (0.01)%      0.32%      (2.60)%          17%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....               (0.44)%     0.90%      0.00%       0.90%       8.81%           72%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............               (0.33)%     0.91%     (0.01)%      0.90%       7.02%          125%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............               (0.45)%     0.91%      0.00%       0.91%      16.51%          142%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............               (0.63)%     0.93%     (0.07)%      0.86%      12.70%          145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............               (0.35)%     0.94%     (0.02)%      0.92%      37.90%          163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............               (0.40)%     0.94%      0.00%       0.94%     (19.95)%         169%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....                0.36%      0.93%     (0.01)%      0.92%      10.36%           33%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............                0.64%      0.92%     (0.13)%      0.79%       6.70%          114%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............                0.61%      0.92%     (0.10)%      0.82%      24.77%           70%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............                0.54%      0.93%     (0.13)%      0.80%      23.72%           64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............                0.70%      0.95%     (0.16)%      0.79%      38.33%           80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............                0.68%      0.98%     (0.19)%      0.79%      (2.16)%          98%

STRATEGIC SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....                0.15%      0.93%     (0.01)%      0.92%      11.23%           31%
JANUARY 31, 2006(3) TO SEPTEMBER 30, 2006 ........                0.75%      0.94%     (0.19)%      0.75%       0.60%           37%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

      As of March 31, 2007, outstanding forward contracts were as follows:

                                    Currency                                         Currency    Net Unrealized
                                  Amount to be                                     Amount to be   Appreciation
   Portfolio                        Received    Type of Currency  Settlement Date   Delivered    (Depreciation)
----------------------------------------------------------------------------------------------------------------
   INTERNATIONAL INDEX PORTFOLIO       250,000   British Pound       6/29/2007     $    490,428  $        1,315
                                       375,000       Euro            6/29/2007          499,163           3,561
                                    59,000,000    Japanese Yen       6/29/2007          504,757           1,881
----------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2007, the following Funds held futures contracts:

                                                                                     Notional    Net Unrealized
                                                                                     Contract     Appreciation
   Portfolio                         Contracts        Type        Expiration Date     Amount      (Depreciation)
----------------------------------------------------------------------------------------------------------------
   INDEX PORTFOLIO                    68 Long       S&P 500          June 2007     $ 23,889,125  $      441,275
----------------------------------------------------------------------------------------------------------------
   INTERNATIONAL INDEX PORTFOLIO      14 Long   DJ Eurostoxx 50      June 2007          722,806          43,883
                                       7 Long    FTSE 100 Index      June 2007          833,080          35,450
                                       6 Long        TOPIX           June 2007          846,390          25,852
----------------------------------------------------------------------------------------------------------------
   SMALL CAP INDEX PORTFOLIO          12 Long     Russell 2000       June 2007        4,724,972         123,028
----------------------------------------------------------------------------------------------------------------

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                    Advisory Fees                                                  Subadvisory Fees
                                Average Daily       (% of Average                                Average Daily       (% of Average
   Portfolio                      Net Assets      Daily Net Assets)         Subadviser             Net Assets      Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
   C&B LARGE CAP              First $500 million        0.750           Cooke & Bieler LP      First $250 million        0.450
   VALUE PORTFOLIO             Next $500 million        0.700                                   Next $250 million        0.400
                                 Next $2 billion        0.650                                   Next $250 million        0.350
                                 Next $2 billion        0.625                                   Over $750 million        0.300
                                 Over $5 billion        0.600
------------------------------------------------------------------------------------------------------------------------------------
   DISCIPLINED                First $500 million        0.750              Smith Asset         First $200 million        0.300
   GROWTH PORTFOLIO            Next $500 million        0.700               Management          Next $300 million        0.200
                                 Next $2 billion        0.650                Group LP           Over $500 million        0.150
                                 Next $2 billion        0.625
                                 Over $5 billion        0.600
------------------------------------------------------------------------------------------------------------------------------------
   EMERGING GROWTH PORTFOLIO   First 500 million        0.900        Wells Capital Management   First 100 million        0.550
                                Next 500 million        0.850              Incorporated          Next 100 million        0.500
                                  Next 2 billion        0.800                                    Over 200 million        0.400
                                  Next 2 billion        0.775
                                  Next 5 billion        0.750
------------------------------------------------------------------------------------------------------------------------------------
   EQUITY INCOME              First $500 million        0.750             Wells Capital        First $100 million        0.350
   PORTFOLIO                   Next $500 million        0.700               Management          Next $100 million        0.300
                                 Next $2 billion        0.650              Incorporated         Next $300 million        0.200
                                 Next $2 billion        0.625                                   Over $500 million        0.150
                                 Over $5 billion        0.600
------------------------------------------------------------------------------------------------------------------------------------
   EQUITY VALUE               First $500 million        0.750          Systematic Financial    First $150 million        0.300
   PORTFOLIO                   Next $500 million        0.700             Management LP         Next $200 million        0.200
                                 Next $2 billion        0.650                                   Next $400 million        0.150
                                 Next $2 billion        0.625                                   Next $250 million        0.130
                                 Over $5 billion        0.600                                     Over $1 billion        0.100
------------------------------------------------------------------------------------------------------------------------------------
   INDEX PORTFOLIO            First $500 million        0.100             Wells Capital        First $100 million        0.050
                               Next $500 million        0.100               Management          Next $100 million        0.030
                                 Next $2 billion        0.075              Incorporated         Over $200 million        0.020
                                 Next $2 billion        0.075
                                 Over $5 billion        0.050
------------------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL              First $500 million        0.950                New Star           First $50 million        0.350
   CORE PORTFOLIO              Next $500 million        0.900             Institutional         Next $500 million        0.290
                                 Next $2 billion        0.850                Managers           Over $550 million        0.200
                                 Next $2 billion        0.825                Limited
                                 Over $5 billion        0.800
------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Advisory Fees                                                  Subadvisory Fees
                                Average Daily       (% of Average                                Average Daily       (% of Average
   Portfolio                      Net Assets      Daily Net Assets)         Subadviser             Net Assets      Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL              First $500 million        0.950          Artisan Partners LP     First $250 million        0.700
   GROWTH PORTFOLIO            Next $500 million        0.900                                   Over $250 million        0.500
                                 Next $2 billion        0.850
                                 Next $2 billion        0.825
                                 Over $5 billion        0.800
------------------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL              First $500 million        0.350               SSgA Funds         First $100 million        0.080
   INDEX PORTFOLIO             Next $500 million        0.350               Management          Over $100 million        0.060
                                 Next $2 billion        0.325
                                 Next $2 billion        0.325
                                 Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL              First $500 million        0.950               LSV Asset          First $150 million        0.350
   VALUE PORTFOLIO             Next $500 million        0.900               Management          Next $350 million        0.400
                                 Next $2 billion        0.850                                   Next $250 million        0.350
                                 Next $2 billion        0.825                                   Next $250 million        0.325
                                 Over $5 billion        0.800                                     Over $1 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------
   LARGE CAP                  First $500 million        0.700            Cadence Capital       First $250 million        0.300
   APPRECIATION                Next $500 million        0.700             Management LLC        Next $250 million        0.200
   PORTFOLIO                     Next $2 billion        0.650                                   Next $500 million        0.150
                                 Next $2 billion        0.625                                     Over $1 billion        0.100
                                 Over $5 billion        0.600
------------------------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY              First $500 million        0.750           Peregrine Capital       First $25 million        0.560
   GROWTH PORTFOLIO            Next $500 million        0.700               Management           Next $25 million        0.450
                                 Next $2 billion        0.650              Incorporated         Next $225 million        0.375
                                 Next $2 billion        0.625                                   Over $275 million        0.225
                                 Over $5 billion        0.600
------------------------------------------------------------------------------------------------------------------------------------
   SMALL CAP INDEX            First $500 million        0.200             Wells Capital        First $100 million        0.050
   PORTFOLIO                   Next $500 million        0.200               Management          Next $100 million        0.030
                                 Next $2 billion        0.175              Incorporated         Over $200 million        0.020
                                 Next $2 billion        0.175
                                 Over $5 billion        0.150
------------------------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY              First $500 million        0.900           Peregrine Capital       First $50 million        0.900
   GROWTH PORTFOLIO            Next $500 million        0.850               Management          Next $130 million        0.750
                                 Next $2 billion        0.800              Incorporated         Next $160 million        0.650
                                 Next $2 billion        0.775                                   Next $345 million        0.500
                                 Over $5 billion        0.750                                    Next $50 million        0.520
                                                                                                Over $735 million        0.550
------------------------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY              First $500 million        0.900           Peregrine Capital      First $175 million        0.500
   VALUE PORTFOLIO             Next $500 million        0.850               Management          Over $175 million        0.750
                                 Next $2 billion        0.800              Incorporated
                                 Next $2 billion        0.775
                                 Over $5 billion        0.750
------------------------------------------------------------------------------------------------------------------------------------
   STRATEGIC SMALL CAP        First $500 million        0.900             Wells Capital        First $200 million        0.450
   VALUE PORTFOLIO             Next $500 million        0.850               Management          Over $200 million        0.400
                                 Next $2 billion        0.800              Incorporated
                                 Next $2 billion        0.775
                                 Over $5 billion        0.750
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 % of Average
   Portfolio                                                   Daily Net Assets
--------------------------------------------------------------------------------
   INTERNATIONAL CORE PORTFOLIO                                      0.10
--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO                                    0.10
--------------------------------------------------------------------------------
   INTERNATIONAL INDEX PORTFOLIO                                     0.10
--------------------------------------------------------------------------------
   INTERNATIONAL VALUE PORTFOLIO                                     0.10
--------------------------------------------------------------------------------
   ALL OTHER FUNDS                                                   0.02
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

      For the period ended March 31, 2007, there were no brokerage commissions paid to an affiliated broker-dealer.

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended March 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2007, were as follows:

   Portfolio                                           Purchases at Cost                          Sales Proceeds
----------------------------------------------------------------------------------------------------------------
   C&B LARGE CAP VALUE PORTFOLIO                          $356,374,568                             $124,417,059
----------------------------------------------------------------------------------------------------------------
   DISCIPLINED GROWTH PORTFOLIO                             88,724,839                              103,533,756
----------------------------------------------------------------------------------------------------------------
   EMERGING GROWTH PORTFOLIO                                60,309,748                               16,671,316
----------------------------------------------------------------------------------------------------------------
   EQUITY INCOME PORTFOLIO                                  54,022,281                              326,987,098
----------------------------------------------------------------------------------------------------------------
   EQUITY VALUE PORTFOLIO                                  374,437,921                              318,737,200
----------------------------------------------------------------------------------------------------------------
   INDEX PORTFOLIO                                         152,689,092                              148,654,903
----------------------------------------------------------------------------------------------------------------
   INTERNATIONAL CORE PORTFOLIO                             54,863,966                               72,307,997
----------------------------------------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO                          104,221,430                              139,194,846
----------------------------------------------------------------------------------------------------------------
   INTERNATIONAL INDEX PORTFOLIO                             1,103,322                               24,008,273
----------------------------------------------------------------------------------------------------------------
   INTERNATIONAL VALUE PORTFOLIO                            40,299,802                               21,199,286
----------------------------------------------------------------------------------------------------------------
   LARGE CAP APPRECIATION PORTFOLIO                        137,411,676                              150,829,474
----------------------------------------------------------------------------------------------------------------
   LARGE COMPANY GROWTH PORTFOLIO                          116,505,687                              676,932,613
----------------------------------------------------------------------------------------------------------------
   SMALL CAP INDEX PORTFOLIO                                62,267,855                               63,037,239
----------------------------------------------------------------------------------------------------------------
   SMALL COMPANY GROWTH PORTFOLIO                          658,088,041                              729,282,674
----------------------------------------------------------------------------------------------------------------
   SMALL COMPANY VALUE PORTFOLIO                           155,388,068                              163,757,375
----------------------------------------------------------------------------------------------------------------
   STRATEGIC SMALL CAP VALUE PORTFOLIO                     114,273,284                              118,683,417

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. IN-KIND TRANSACTIONS
--------------------------------------------------------------------------------
      Prior to its April 8, 2005 merger into the Wells Fargo Advantage Index Fund, the Strong Index 500 Fund invested all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end 1940 Act management investment company advised by Barclays Global Fund Advisors pursuant to a "master-feeder" investment partnership arrangement. To facilitate the merger with the Wells Fargo Index Fund, the Strong Index 500 Fund received in-kind its pro-rata ownership share of $156,000,305 in securities held by the Master Portfolio on the merger date. Simultaneously, the securities received in-kind were recontributed by the acquiring Wells Fargo Advantage Index Fund in an in-kind subscription into the Wells Fargo Index Portfolio. Under Section 732(b) of the Tax Code, the Strong Index 500 Fund partnership cost basis ("outside basis") in the Master Portfolio as of the in-kind receipt date must be allocated in total to the securities received from the Master Portfolio. Accordingly, outside basis of $149,347,507 was allocated to securities received by the Strong Index 500 Fund and this value was recorded as the financial statement cost basis of securities held in the Wells Fargo Index Portfolio.

6. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------
      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of March 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

OTHER INFORMATION (UNAUDITED)             WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Wake Forest University, Calloway     None
64                                                  School of Business and
                                                    Accountancy - The Thomas Goho
                                                    Chair of Finance since January
                                                    2006. Associate Professor of
                                                    Finance from 1999-2005.
--------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998        Chairman, CEO and Co-Founder of      None
64                       (Chairman since 2005)      Crystal Geyser Water Company and
                         (Lead Trustee since        President of Crystal Geyser
                         2001)                      Roxane Water Company.
--------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987        Retired. Prior thereto, President    None
73                                                  of Richard M. Leach Associates (a
                                                    financial consulting firm).
--------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk      None
54                                                  Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center
                                                    on Pensions and Retirement
                                                    Research. Research Associate and
                                                    Board Member, Penn Aging Research
                                                    Center. Research Associate,
                                                    National Bureau of Economic
                                                    Research.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS             OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public       None
55                                                  relations firm of Himle-Horner
                                                    and Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota
                                                    (a public policy organization).
--------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of         None
66                                                  Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate         None
62                                                  Developer. Prior thereto,
                                                    Chairman of Whitepoint Capital,
                                                    LLC until 2004.
--------------------------------------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells    None
47                                                  Fargo Bank, N.A. and President of
                                                    Wells Fargo Funds Management, LLC
                                                    since 2003. Senior Vice President
                                                    and Chief Administrative Officer
                                                    of Wells Fargo Funds Management,
                                                    LLC from 2001 to 2003.
--------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;     Senior Vice President and            None
46                       Chief Legal Counsel        Secretary of Wells Fargo Funds
                         since 2003                 Management, LLC since 2001. Vice
                                                    President and Managing Senior
                                                    Counsel of Wells Fargo Bank, N.A.
                                                    since 1996.
--------------------------------------------------------------------------------------------------------------
A. Erdem Cimen           Treasurer, since 2006      Vice President of Financial          None
33                                                  Operations for Wells Fargo Funds
                                                    Management, LLC since 2006. From
                                                    2001 to 2006, Vice President of
                                                    Wells Fargo Bank, N.A. and Vice
                                                    President of Wells Fargo Bank,
                                                    N.A. Auto Finance Group. Vice
                                                    President of Portfolio Risk
                                                    Management for Wells Fargo Bank,
                                                    N.A. Auto Finance Group from 2004
                                                    to 2006.
--------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)             WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

OFFICERS (continued)

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance           Chief Compliance Officer of Wells    None
45                       Officer, since 2004        Fargo Funds Management, LLC since
                                                    2004. Chief Compliance Officer
                                                    for Wells Fargo Funds Management,
                                                    LLC from 1997 to 2002. In 2002,
                                                    Ms. Peters left Wells Fargo Funds
                                                    Management, LLC to pursue
                                                    personal goals.
--------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of March 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS             OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

AGGRESSIVE ALLOCATION FUND, ASSET ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND, GROWTH BALANCED FUND, MODERATE BALANCED FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (the "Funds"); (ii) investment sub-advisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio;
(iii) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio; (iv) an investment sub-advisory agreement with Cadence Capital Management, LLC ("Cadence") for the Large Cap Appreciation Portfolio; (v) an investment sub-advisory agreement with Cooke & Bieler L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (vi) an investment sub-advisory agreement with Galliard Capital Management, Inc. ("Galliard") for the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund; (vii) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Value Portfolio; (viii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Portfolio; (ix) investment sub-advisory agreements with Peregrine Capital Management, Inc. ("Peregrine") for the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (x) investment sub-advisory agreements with Smith Asset Management, L.P. ("Smith") for the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund and Disciplined Growth Portfolio; (xi) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (xii) an investment sub-advisory agreement with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, LSV, New Star, Peregrine, Smith, SSgA, and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at meetings held on March 30, 2007, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

      Because the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund (the "Allocation Funds") are gateway blended funds that invest all of their assets in the portfolios identified above, information provided to the Boards regarding the Allocation Funds is also applicable to the portfolios identified above.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of

OTHER INFORMATION (UNAUDITED)             WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Boards reviewed the qualifications, background and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

      Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2006. They also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Boards noted that the performance of each Fund, except the C&B Large Cap Value Portfolio, International Core Portfolio and Large Company Growth Portfolio, was better than, or not appreciably below, the median performance of each Fund's Peer Group for most time periods. The Board of Wells Fargo Master Trust noted that the performance of the C&B Large Cap Value Portfolio, in which the Allocation Funds invest, was lower than the median performance of its Peer Group for the three-year period and that the Portfolio required further review. Upon further review, the Board noted that the C&B Large Cap Value Portfolio's performance had significantly improved in 2006, ranking in the top decile over the past year. The Board also noted that the performance of the International Core Portfolio and Large Company Growth Portfolio was below the median performance of their respective Peer Groups for most or all time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the International Core Portfolio, in which the Allocation Funds invest. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Large Company Growth Portfolio, in which the Allocation Funds invest. The Board requested continued reports on the performance of the C&B Large Cap Value Portfolio, International Core Portfolio and Large Company Growth Portfolio.

      The Boards received and considered information regarding the Funds' net operating expense ratios and their various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios.

      Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

WELLS FARGO ADVANTAGE ALLOCATION FUNDS             OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group and certain advisory fee reductions proposed by Funds Management. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Boards did not consider a separate profitability analysis of Wells Capital Management, Peregrine and Smith, as their separate profitability from their relationships with the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio, was not a material factor in determining whether to renew the agreements. The Wells Fargo Master Trust Board did not consider profitability information with respect to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA, and Systematic, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to these sub-advisers had been negotiated by Funds Management on an arm's length basis and that these sub-advisers' separate profitability from their relationships with the C&B Large Cap Value Portfolio, Equity Value Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio and Large Cap Appreciation Portfolio, was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase

OTHER INFORMATION (UNAUDITED)             WELLS FARGO ADVANTAGE ALLOCATION FUNDS
--------------------------------------------------------------------------------

in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management and the Sub-Advisers at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS                     LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG          --Association of Bay Area Governments
      ADR           --American Depositary Receipt
      AMBAC         --American Municipal Bond Assurance Corporation
      AMT           --Alternative Minimum Tax
      ARM           --Adjustable Rate Mortgages
      BART          --Bay Area Rapid Transit
      CDA           --Community Development Authority
      CDO           --Collateralized Debt Obligation
      CDSC          --Contingent Deferred Sales Charge
      CGIC          --Capital Guaranty Insurance Company
      CGY           --Capital Guaranty Corporation
      COP           --Certificate of Participation
      CP            --Commercial Paper
      CTF           --Common Trust Fund
      DW&P          --Department of Water & Power
      DWR           --Department of Water Resources
      ECFA          --Educational & Cultural Facilities Authority
      EDFA          --Economic Development Finance Authority
      ETET          --Eagle Tax-Exempt Trust
      FFCB          --Federal Farm Credit Bank
      FGIC          --Financial Guaranty Insurance Corporation
      FHA           --Federal Housing Authority
      FHAG          --Federal Housing Agency
      FHLB          --Federal Home Loan Bank
      FHLMC         --Federal Home Loan Mortgage Corporation
      FNMA          --Federal National Mortgage Association
      GDR           --Global Depositary Receipt
      GNMA          --Government National Mortgage Association
      GO            --General Obligation
      HCFR          --Healthcare Facilities Revenue
      HEFA          --Health & Educational Facilities Authority
      HEFAR         --Higher Education Facilities Authority Revenue
      HFA           --Housing Finance Authority
      HFFA          --Health Facilities Financing Authority
      IDA           --Industrial Development Authority
      IDAG          --Industrial Development Agency
      IDR           --Industrial Development Revenue
      LIBOR         --London Interbank Offered Rate
      LLC           --Limited Liability Corporation
      LOC           --Letter of Credit
      LP            --Limited Partnership
      MBIA          --Municipal Bond Insurance Association
      MFHR          --Multi-Family Housing Revenue
      MTN           --Medium Term Note
      MUD           --Municipal Utility District
      PCFA          --Pollution Control Finance Authority
      PCR           --Pollution Control Revenue
      PFA           --Public Finance Authority
      PFFA          --Public Facilities Financing Authority
      plc           --Public Limited Company
      PSFG          --Public School Fund Guaranty
      R&D           --Research & Development
      RDA           --Redevelopment Authority
      RDFA          --Redevelopment Finance Authority
      REITS         --Real Estate Investment Trusts
      SFHR          --Single Family Housing Revenue
      SFMR          --Single Family Mortgage Revenue
      SLMA          --Student Loan Marketing Association
      TBA           --To Be Announced
      TRAN          --Tax Revenue Anticipation Notes
      USD           --Unified School District
      XLCA          --XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          103746 05-07
Funds Management, LLC.                                       SAAFLD/SAR110 03-07
All rights reserved.

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

Semi-Annual Report

MARCH 31, 2007

WELLS FARGO ADVANTAGE BALANCED FUND

                                             WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Balanced Fund ..........................................................    2
Fund Expenses .............................................................    4
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Balanced Fund ..........................................................    5
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   16
   Statement of Operations ................................................   17
   Statements of Changes in Net Assets ....................................   18
   Financial Highlights ...................................................   20
Notes to Financial Statements .............................................   22
--------------------------------------------------------------------------------
Other Information .........................................................   26
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   31
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

SHAREHOLDER LETTER                           WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      In this semi-annual report for the WELLS FARGO ADVANTAGE BALANCED FUND, which covers the six-month period that ended March 31, 2007, you may notice a few changes compared with the semi-annual report you received last year at this time. We've abbreviated the content in the semi-annual reports to include fund and benchmark performance, allocation percentages, a list of the ten largest holdings in each Fund, along with the usual information in the financial section.

      We will continue to provide you with a general review of the economy and summary information on the stock and bond markets in our letter to you. In the next annual report, which will cover the 12-month period that will end on September 30, 2007, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several stops and starts during the period. On August 8, 2006, the Fed decided to leave the Federal funds rate unchanged at 5.25%. This decision signaled a stop to 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the six-month period and helped to keep mortgage interest rates near historic lows. During the second half of the reporting period, the economy continued to slow down, with growth in real GDP holding at around 2% by the end of the period.

      Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. However, on February 27, 2007, the global equity market experienced a significant correction triggered by an approximately 9% drop in China's stock market. The Dow Jones Industrial Average (DJIA) lost 3.3% of its value in a single day. The U.S. market continued to struggle in early March. Then on March 21, 2007, the Fed announced its intention to keep the federal funds rate at 5.25%. In addition, the Fed excluded its earlier statement that further tightening might be needed by raising interest rates. Both the equity and bond markets rallied on the Fed's news.

      Business spending moved from being a strength in the economy during the fourth quarter of 2006 to being a disappointment by the first quarter of 2007. New orders for capital equipment declined sharply in January and recovered only partially in February. This has been somewhat perplexing because corporate cash flow, profits, and balance sheets all suggested a positive outlook for capital spending.

      Information on mortgage applications and housing sales suggested that the housing slump may have neared its bottom during the fourth quarter of 2006. Sales of existing homes increased in January and February. New home sales reported a strong December with declines following in January and February, which may have been linked to severe winter weather in the northern United States.

STOCKS EXPERIENCED RECORD HIGHS, PLUS CORRECTION
--------------------------------------------------------------------------------

      Even though the DJIA declined 3.3% on February 27, 2007, to 12,216.96 in response to a sell-off in China's stock market that ended the day with an approximately 9% decline, the DJIA still ended the period higher than when it began in October. In fact, on October 19, 2006, the DJIA broke through the 12,000 barrier to end the day at a then all-time record high of 12,011.73. The DJIA high for the period was on February 20, 2007, when it reached 12,845.76. And, while February's sell-off in China and the United States had a negative effect on some international stocks, particularly in emerging markets, the DJIA reached 12,354.35 by the end of the six-month period and began reclaiming some of its loss.

YIELD CURVE STEEPENS AS BOND MARKET AWAITS THE FED'S NEXT MOVE
--------------------------------------------------------------------------------

      With a weak housing market and higher energy costs, interest rates moved within a narrow range during the fourth quarter of 2006 and edged downward in the short term during the first quarter of 2007. This was caused, in part, because the bond market was anticipating that the Fed might lower its Federal funds rate.

      So far, the Fed has left the rate unchanged at 5.25%, despite signs of slower growth. The Fed's unwillingness to cut the Federal funds rate is probably in response to core inflation remaining higher than desired.

      The steepening of the yield curve during the six-month period had longer-term yields increasing and shorter-term yields decreasing. For example, the 30-year treasury bond yield increased from 4.76% to 4.84%, the 10-year Treasury yield increased slightly from 4.63% to 4.64%, and the 2-year Treasury yield fell from 4.69% to 4.57% during the period.

      The yield spread between corporate bonds and U.S. Treasuries tightened somewhat during the same six months. Within the taxable bond market, a strong rally in February produced the best performance during the six-month period and corporate bonds remained slightly ahead of U.S. Treasuries as the period came to an end.

PLANNING AHEAD
--------------------------------------------------------------------------------

      The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of more than 120 mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results, offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE BALANCED FUND                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE BALANCED FUND (the Fund) seeks total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   Gary J. Dunn, CFA                       12/30/1981
   W. Frank Koster
   Robert M. Thornburg

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                                                         Gross      Net
                                                                                        Expense   Expense
                                                 6-Month*   1-Year   5-Year   10-Year    Ratio     Ratio
---------------------------------------------------------------------------------------------------------
   Investor Class                                  4.05      8.25     4.56      5.44     1.52%     1.25%
---------------------------------------------------------------------------------------------------------
   Benchmarks
---------------------------------------------------------------------------------------------------------
      Balanced Fund Composite Index 2              5.54      9.75     6.14      7.83
---------------------------------------------------------------------------------------------------------
      S&P 500 Index 3                              7.38     11.82     6.26      8.20
---------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Bond Index 4  2.76      6.59     5.35      6.46
---------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS 5,6 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   US Treasury Note, 4.88%, 08/15/2016                                     3.04%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                 2.29%
--------------------------------------------------------------------------------
   US Treasury Note, 4.25%, 10/15/2010                                     2.27%
--------------------------------------------------------------------------------
   US Treasury Note, 4.63%, 12/31/2011                                     2.08%
--------------------------------------------------------------------------------
   General Electric Company                                                1.88%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                  1.80%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                   1.80%
--------------------------------------------------------------------------------
   JPMorgan Chase & Company                                                1.71%
--------------------------------------------------------------------------------
   US Treasury Bond, 10.38%, 11/15/2012                                    1.64%
--------------------------------------------------------------------------------
   Bank of America Corporation                                             1.63%

SECTOR DISTRIBUTION 5 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Telecommunication Services                                                  (4%)
Utilities                                                                   (4%)
Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (9%)
Energy                                                                     (10%)
Financials                                                                 (22%)
Health Care                                                                (12%)
Industrials                                                                (11%)
Information Technology                                                     (15%)
Materials                                                                   (3%)

--------------------------------------------------------------------------------

1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Balanced Fund.

2 The Balanced Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers U.S. Aggregate Bond Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an Index.

5 Portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and sector distribution.

6 The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

WELLS FARGO ADVANTAGE BALANCED FUND                                FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           Beginning      Ending
                                            Account      Account      Expenses     Net Annual
                                             Value        Value      Paid During    Expense
                                           10/01/2006   03/31/2007   the Period*     Ratio
Balanced Fund
---------------------------------------------------------------------------------------------
Balanced Fund - Investor Class
Actual                                     $ 1,000.00   $ 1,040.50      $ 6.36        1.25%
---------------------------------------------------------------------------------------------
Hypothetical (5% Return before expenses)   $ 1,000.00   $ 1,018.70      $ 6.29        1.25%

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                             WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 0.26%
$   330,000  FHLB<<                                                                   4.13%         10/19/2007    $      328,033

TOTAL AGENCY NOTES - INTEREST BEARING (COST $329,972)                                                                    328,033
                                                                                                                  --------------
AGENCY SECURITIES - 5.88%

FEDERAL FARM CREDIT BANK - 0.76%
    974,000  FEDERAL FARM CREDIT BANK<<                                               4.13          07/17/2009           958,674
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.07%
      1,606  FHLMC #170151                                                           10.50          01/01/2016             1,778
    595,568  FHLMC #1J1263+/-                                                         5.88          01/01/2036           600,244
      6,807  FHLMC #254325                                                           10.25          03/01/2015             7,172
    128,513  FHLMC #G11487                                                            8.00          03/01/2016           134,579
    616,275  FHLMC #G18005<<                                                          5.00          08/01/2019           608,704

                                                                                                                       1,352,477
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.05%
    495,000  FNMA<<                                                                   6.00          05/15/2011           516,135
    752,350  FNMA #699932                                                             5.50          04/01/2033           746,185
    294,172  FNMA #725638<<                                                           5.00          12/01/2018           290,883
    603,624  FNMA #735613                                                             6.00          02/01/2035           611,805
  1,138,309  FNMA #863727+/-                                                          5.34          01/01/2036         1,143,313
    552,314  FNMA #892283<<+/-                                                        5.88          09/01/2036           557,347

                                                                                                                       3,865,668
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.00%
      1,668  GNMA #780434                                                             7.50          12/15/2007             1,667
    705,799  GNMA SERIES 2004-53 CLASS KE                                             5.00          08/20/2032           698,696
    580,000  GNMA SERIES 2007-12 CLASS C+/-                                           5.28          04/16/2041           568,513

                                                                                                                       1,268,876
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $7,470,089)                                                                              7,445,695
                                                                                                                  --------------
ASSET BACKED SECURITIES - 3.18%
  1,072,000  BANC OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A2            5.30          03/18/2009         1,072,327
    545,000  CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                          5.39          07/15/2014           546,009
  1,037,956  COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                      4.50          10/01/2018         1,024,104
    203,687  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-              5.61          02/15/2034           204,086
    108,334  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-             5.62          12/15/2033           108,507
    249,650  FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A2A                     5.04          09/15/2008           249,503
    444,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-            5.31          09/15/2011           444,258
     75,194  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                      5.80          12/25/2034            75,408
    300,804  TRIAD AUTO RECEIVABLES OWNERS TRUST SERIES 2006-B CLASS A2               5.36          11/12/2009           300,819

TOTAL ASSET BACKED SECURITIES (COST $4,037,328)                                                                        4,025,021
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.01%
     19,722  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1                7.10          08/13/2029            19,777
    389,598  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1          5.50          11/25/2020           388,441
    600,253  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-           5.24          12/25/2035           595,584
     72,789  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
             CLASS AA+/-                                                              5.65          12/25/2034            73,015
    300,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
             CLASS 2A2+/-                                                             5.44          05/15/2036           299,750
    611,839  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-30CB CLASS 3A1            5.00          02/25/2020           606,437

WELLS FARGO ADVANTAGE BALANCED FUND

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   470,242  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-         5.38%         11/25/2036    $      470,092
  1,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2005-C1 CLASS A3                                                         4.81          02/15/2038           985,074
    194,957  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-        5.55          07/25/2043           205,020
    232,677  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-        6.06          10/25/2043           236,063
    304,823  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                               9.50          11/25/2031           323,779
     74,690  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                                 4.75          12/25/2042            74,326
    508,751  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                               6.03          11/25/2042           519,904
    488,017  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 3A+/-                              6.08          06/25/2044           499,646
    582,244  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-               5.95          09/25/2036           585,662
    417,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2007-CB18
             CLASS A4                                                                 5.44          06/12/2047           418,497
    277,908  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                      4.91          04/25/2035           275,341
    265,621  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                     5.11          06/25/2035           264,720
    460,126  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                      5.37          08/25/2035           457,154
    296,984  MSAT SERIES 2005-RR4A CLASS A1++                                         4.38          11/28/2035           291,607
     19,353  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-          5.44          05/25/2035            19,354

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,662,754)                                                            7,609,243
                                                                                                                  --------------

SHARES
COMMON STOCKS - 59.11%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.56%
     19,200  HOME DEPOT INCORPORATED                                                                                     705,408
                                                                                                                  --------------
BUSINESS SERVICES - 3.33%
      9,400  AUTOMATIC DATA PROCESSING INCORPORATED                                                                      454,960
     59,600  CISCO SYSTEMS INCORPORATED+                                                                               1,521,588
     80,500  MICROSOFT CORPORATION                                                                                     2,243,535

                                                                                                                       4,220,083
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 8.50%
     19,400  ABBOTT LABORATORIES                                                                                       1,082,520
     10,700  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       790,623
      8,800  AMGEN INCORPORATED+                                                                                         491,744
     11,300  COLGATE-PALMOLIVE COMPANY                                                                                   754,727
      7,000  DOW CHEMICAL COMPANY                                                                                        321,020
     13,500  E.I. DU PONT DE NEMOURS & COMPANY                                                                           667,305
     12,900  ELI LILLY & COMPANY                                                                                         692,859
     19,300  JOHNSON & JOHNSON                                                                                         1,163,018
     49,500  PFIZER INCORPORATED                                                                                       1,250,370
     30,300  PROCTER & GAMBLE COMPANY                                                                                  1,913,748
     13,200  ROHM & HAAS COMPANY                                                                                         682,704
     19,000  WYETH                                                                                                       950,570

                                                                                                                      10,761,208
                                                                                                                  --------------
COMMUNICATIONS - 2.14%
      6,300  ALLTEL CORPORATION                                                                                          390,600
     29,000  AT&T INCORPORATED                                                                                         1,143,470
     17,700  SPRINT NEXTEL CORPORATION<<                                                                                 335,592
     18,700  VERIZON COMMUNICATIONS INCORPORATED                                                                         709,104
      9,098  WINDSTREAM CORPORATION                                                                                      133,650

                                                                                                                       2,712,416
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                             WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS - 7.13%
     40,000  BANK OF AMERICA CORPORATION                                                                          $    2,040,800
     43,900  CITIGROUP INCORPORATED                                                                                    2,253,826
     18,800  FIFTH THIRD BANCORP                                                                                         727,372
     44,066  JPMORGAN CHASE & COMPANY                                                                                  2,131,913
     28,300  US BANCORP                                                                                                  989,651
     16,000  WACHOVIA CORPORATION                                                                                        880,800

                                                                                                                       9,024,362
                                                                                                                  --------------
EATING & DRINKING PLACES - 0.74%
     20,900  MCDONALD'S CORPORATION                                                                                      941,545
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 2.32%
      9,000  DOMINION RESOURCES INCORPORATED                                                                             798,930
     16,500  DUKE ENERGY CORPORATION                                                                                     334,785
     17,100  EXELON CORPORATION                                                                                        1,174,941
      6,300  FIRSTENERGY CORPORATION<<                                                                                   417,312
      8,250  SPECTRA ENERGY CORPORATION                                                                                  216,728

                                                                                                                       2,942,696
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.54%
     23,500  EMERSON ELECTRIC COMPANY                                                                                  1,012,615
     66,300  GENERAL ELECTRIC COMPANY                                                                                  2,344,368
     49,100  MOTOROLA INCORPORATED                                                                                       867,597
     66,000  NOKIA OYJ ADR                                                                                             1,512,720
     12,800  QUALCOMM INCORPORATED                                                                                       546,048
     24,400  TEXAS INSTRUMENTS INCORPORATED                                                                              734,440

                                                                                                                       7,017,788
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.01%
     16,200  FORTUNE BRANDS INCORPORATED                                                                               1,276,884
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.56%
     21,400  PEPSICO INCORPORATED                                                                                      1,360,184
     12,700  THE COCA-COLA COMPANY                                                                                       609,600

                                                                                                                       1,969,784
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.87%
     12,324  FEDERATED DEPARTMENT STORES INCORPORATED                                                                    555,196
     19,800  TARGET CORPORATION                                                                                        1,173,348
     13,600  WAL-MART STORES INCORPORATED                                                                                638,520

                                                                                                                       2,367,064
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.27%
      7,000  BEST BUY COMPANY INCORPORATED                                                                               341,040
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.72%
     10,000  3M COMPANY                                                                                                  764,300
      5,000  CATERPILLAR INCORPORATED                                                                                    335,150
     35,500  HEWLETT-PACKARD COMPANY                                                                                   1,424,970
     53,500  INTEL CORPORATION                                                                                         1,023,455
     12,400  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,168,824

                                                                                                                       4,716,699
                                                                                                                  --------------

WELLS FARGO ADVANTAGE BALANCED FUND

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS - 4.22%
     14,400  ALLSTATE CORPORATION                                                                                 $      864,864
     21,600  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,451,952
     17,800  METLIFE INCORPORATED                                                                                      1,124,070
     24,200  TRAVELERS COMPANIES INCORPORATED                                                                          1,252,834
     12,200  UNITEDHEALTH GROUP INCORPORATED                                                                             646,234

                                                                                                                       5,339,954
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.40%
     35,000  BOSTON SCIENTIFIC CORPORATION+                                                                              508,900
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 0.41%
     10,600  MEDTRONIC INCORPORATED                                                                                      520,036
                                                                                                                  --------------
MEDICAL PRODUCTS - 0.64%
     15,400  BAXTER INTERNATIONAL INCORPORATED                                                                           811,118
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 0.54%
      8,400  EXPRESS SCRIPTS INCORPORATED<<+                                                                             678,048
                                                                                                                  --------------
MOTION PICTURES - 1.56%
     55,500  TIME WARNER INCORPORATED                                                                                  1,094,460
     25,500  WALT DISNEY COMPANY                                                                                         877,965

                                                                                                                       1,972,425
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.60%
     10,900  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                                764,090
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.66%
     14,800  AMERICAN EXPRESS COMPANY                                                                                    834,720
                                                                                                                  --------------
OIL & GAS EXTRACTION - 1.23%
     15,300  ANADARKO PETROLEUM CORPORATION                                                                              657,594
     28,400  HALLIBURTON COMPANY<<                                                                                       901,416

                                                                                                                       1,559,010
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.59%
     16,000  CHEVRON CORPORATION                                                                                       1,183,360
     25,700  CONOCOPHILLIPS                                                                                            1,756,595
     38,000  EXXON MOBIL CORPORATION                                                                                   2,867,100

                                                                                                                       5,807,055
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.52%
      4,600  GOLDMAN SACHS GROUP INCORPORATED                                                                            950,498
     12,300  MORGAN STANLEY                                                                                              968,748

                                                                                                                       1,919,246
                                                                                                                  --------------
TOBACCO PRODUCTS - 0.82%
     11,800  ALTRIA GROUP INCORPORATED                                                                                 1,036,158
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.46%
      7,400  GENERAL DYNAMICS CORPORATION                                                                                565,360
     27,800  HONEYWELL INTERNATIONAL INCORPORATED                                                                      1,280,468
     19,600  UNITED TECHNOLOGIES CORPORATION                                                                           1,274,000

                                                                                                                       3,119,828
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                             WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 0.77%
      4,900  NIKE INCORPORATED CLASS B                                                                            $      520,674
     13,300  SYSCO CORPORATION                                                                                           449,939

                                                                                                                         970,613
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $61,166,920)                                                                                74,838,178
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
CORPORATE BONDS & NOTES - 12.10%

AGRICULTURAL PRODUCTION CROPS - 0.21%
$   275,000  BUNGE LIMITED FINANCE CORPORATION                                          4.38%       12/15/2008           270,598
                                                                                                                  --------------
COMMUNICATIONS - 1.42%
    265,000  BRITISH TELECOMMUNICATIONS PLC                                             8.63        12/15/2010           295,809
    150,000  CITIZENS COMMUNICATIONS COMPANY<<                                          9.25        05/15/2011           167,250
    280,000  COMCAST CORPORATION                                                        4.95        06/15/2016           266,067
    230,000  NEXTEL COMMUNICATIONS SERIES F                                             5.95        03/15/2014           226,276
     45,000  TELECOM ITALIA CAPITAL SA                                                  5.25        11/15/2013            43,629
    235,000  VERIZON (FLORIDA) INCORPORATED SERIES F                                    6.13        01/15/2013           241,230
    275,000  VERIZON (VIRGINIA) INCORPORATED SERIES A                                   4.63        03/15/2013           261,453
    280,000  VODAFONE GROUP PLC                                                         7.75        02/15/2010           298,868

                                                                                                                       1,800,582
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 1.29%
    300,000  JPMORGAN CHASE & COMPANY                                                   6.63        03/15/2012           318,030
    545,000  JPMORGAN CHASE & COMPANY                                                   5.13        09/15/2014           536,467
    250,000  M&T BANK CORPORATION+/-++                                                  3.85        04/01/2013           246,946
    245,000  WACHOVIA BANK NA                                                           5.60        03/15/2016           246,704
    290,000  WASHINGTON MUTUAL BANK                                                     5.13        01/15/2015           278,207

                                                                                                                       1,626,354
                                                                                                                  --------------
EATING & DRINKING PLACES - 0.16%
   180,000   YUM! BRANDS INCORPORATED                                                   8.88        04/15/2011           202,104
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 0.82%
    190,000  CAROLINA POWER & LIGHT COMPANY                                             6.50        07/15/2012           201,538
    220,000  MIDAMERICAN ENERGY HOLDINGS                                                5.88        10/01/2012           226,496
    250,000  PSI ENERGY INCORPORATED                                                    6.05        06/15/2016           256,711
    365,000  SOUTHWESTERN ELECTRIC POWER                                                4.90        07/01/2015           349,447

                                                                                                                       1,034,192
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.31%
    390,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                              5.65        06/09/2014           397,275
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 0.37%
    200,000  H.J. HEINZ COMPANY++                                                       6.43        12/01/2008           203,456
    265,000  MILLER BREWING CORPORATION++                                               5.50        08/15/2013           264,801

                                                                                                                         468,257
                                                                                                                  --------------
FOOD STORES - 0.16%
    200,000  SAFEWAY INCORPORATED                                                       4.80        07/16/2007           199,495
                                                                                                                  --------------

WELLS FARGO ADVANTAGE BALANCED FUND

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
GENERAL MERCHANDISE STORES - 0.20%
$   235,000  WAL-MART STORES                                                            7.25%       06/01/2013    $      258,912
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.57%
    210,000  ERP OPERATING LP                                                           5.13        03/15/2016           204,804
    250,000  MORGAN STANLEY                                                             5.80        04/01/2007           250,000
    260,000  SIMON PROPERTY GROUP LP                                                    6.38        11/15/2007           261,431

                                                                                                                         716,235
                                                                                                                  --------------
INSURANCE CARRIERS - 0.33%
    250,000  ING (USA) GLOBAL FUNDING TRUST                                             4.50        10/01/2010           245,566
    175,000  WILLIS NORTH AMERICA INCORPORATED                                          6.20        03/28/2017           175,384

                                                                                                                         420,950
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.18%
    225,000  BAXTER INTERNATIONAL INCORPORATED                                          5.90        09/01/2016           232,196
                                                                                                                  --------------
METAL MINING - 0.23%
    305,000  CODELCO INCORPORATED++                                                     4.75        10/15/2014           292,678
                                                                                                                  --------------
MOTION PICTURES - 0.29%
    130,000  TIME WARNER INCORPORATED<<                                                 5.88        11/15/2016           131,082
    230,000  WALT DISNEY COMPANY SERIES MTN                                             5.63        09/15/2016           234,977

                                                                                                                         366,059
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.94%
    440,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                            5.85        06/01/2013           453,024
    270,000  COUNTRYWIDE HOME LOAN SERIES MTN                                           4.13        09/15/2009           262,586
    250,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           6.50        12/10/2007           252,086
    370,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                      6.88        09/15/2011           370,359
    645,000  HOUSEHOLD FINANCE CORPORATION                                              8.00        07/15/2010           699,162
    240,000  RESIDENTIAL CAPITAL CORPORATION<<                                          6.13        11/21/2008           239,877
    180,000  RESIDENTIAL CAPITAL CORPORATION                                            6.38        06/30/2010           179,952

                                                                                                                       2,457,046
                                                                                                                  --------------
OIL & GAS EXTRACTION - 0.44%
    255,000  HALLIBURTON COMPANY                                                        5.50        10/15/2010           257,753
    275,000  PEMEX PROJECT FUNDING MASTER TRUST                                         8.00        11/15/2011           303,875

                                                                                                                         561,628
                                                                                                                  --------------
PIPELINES, EXCEPT NATURAL GAS - 0.32%
    100,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                          7.88        04/01/2013           111,445
    150,000  PLAINS ALL AMERICAN PIPELINE LP                                            5.63        12/15/2013           149,922
    135,000  PLAINS ALL AMERICAN PIPELINE LP++                                          6.13        01/15/2017           137,693

                                                                                                                         399,060
                                                                                                                  --------------
RAILROAD TRANSPORTATION - 0.44%
    250,000  NORFOLK SOUTHERN CORPORATION                                               6.00        04/30/2008           251,582
    305,000  UNION PACIFIC CORPORATION                                                  5.75        10/15/2007           305,483

                                                                                                                         557,065
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                             WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.37%
$   240,000  AVALONBAY COMMUNITIES SERIES MTN                                           6.63%       09/15/2011    $      253,224
    210,000  ISTAR FINANCIAL INCORPORATED                                               5.50        06/15/2012           209,041

                                                                                                                         462,265
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.24%
    555,000  GOLDMAN SACHS GROUP INCORPORATED<<                                         5.50        11/15/2014           553,348
    735,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN<<                         5.25        02/06/2012           734,326
    270,000  MERRILL LYNCH & COMPANY INCORPORATED<<                                     6.05        05/16/2016           276,987

                                                                                                                       1,564,661
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 0.32%
    190,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     7.75        01/18/2011           205,659
    200,000  TEXAS EASTERN TRANSMISSION LP                                              5.25        07/15/2007           199,685

                                                                                                                         405,344
                                                                                                                  --------------
TRANSPORTATION SERVICES - 0.31%
    245,000  FEDEX CORPORATION                                                          2.65        04/01/2007           245,000
    150,000  TRAVELERS PROPERTY CASUALTY CORPORATION                                    5.00        03/15/2013           147,564

                                                                                                                         392,564
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.18%
    235,000  SAFEWAY INCORPORATED                                                       5.63        08/15/2014           231,615
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $15,223,836)                                                                      15,317,135
                                                                                                                  --------------

FOREIGN CORPORATE BONDS@ - 1.44%
    240,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                  8.00        06/15/2010           260,164
    280,000  DIAGEO CAPITAL PLC                                                         4.38        05/03/2010           274,499
    260,000  EMBRAER OVERSEAS LIMITED++                                                 6.38        01/24/2017           263,900
    285,000  ENCANA CORPORATION                                                         4.60        08/15/2009           281,033
    200,000  NORMANDY FINANCE LIMITED++                                                 7.63        07/15/2008           204,597
    280,000  TELECOM ITALIA CAPITAL                                                     4.95        09/30/2014           263,758
    265,000  TELEFONICA EMISIONES SAU                                                   5.98        06/20/2011           271,646

TOTAL FOREIGN CORPORATE BONDS (COST $1,825,589)                                                                        1,819,597
                                                                                                                  --------------
FOREIGN GOVERNMENT BONDS@ - 0.32%
    180,000  CANADIAN NATURAL RESOURCES LIMITED                                         6.00        08/15/2016           183,208
    160,000  UNITED MEXICAN STATES                                                      7.50        01/14/2012           175,200
     40,000  UNITED MEXICAN STATES                                                      5.63        01/15/2017            40,320

TOTAL FOREIGN GOVERNMENT BONDS (COST $396,496)                                                                           398,728
                                                                                                                  --------------
US TREASURY SECURITIES - 10.41%

US TREASURY BILLS - 0.01%
     10,000  US TREASURY BILL^#                                                         5.00        04/26/2007             9,966
                                                                                                                  --------------
US TREASURY BONDS - 1.77%
  1,985,000  US TREASURY BOND<<                                                        10.38        11/15/2012         2,048,349
    190,000  US TREASURY BOND<<                                                         5.38        02/15/2031           202,558

                                                                                                                       2,250,907
                                                                                                                  --------------

WELLS FARGO ADVANTAGE BALANCED FUND

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
US TREASURY NOTES - 8.63%
$   660,000  US TREASURY NOTE                                                           4.63%       03/31/2008    $      658,247
  2,866,000  US TREASURY NOTE<<                                                         4.25        10/15/2010         2,840,587
  2,595,000  US TREASURY NOTE<<                                                         4.63        12/31/2011         2,603,615
  3,735,000  US TREASURY NOTE<<                                                         4.88        08/15/2016         3,794,233
  1,030,000  US TREASURY NOTE<<                                                         4.63        02/15/2017         1,027,908

                                                                                                                      10,924,590
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $13,430,456)                                                                       13,185,463
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 16.00%

COLLATERAL INVESTED IN OTHER ASSETS - 16.00%
     68,458  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                   5.40        11/21/2007            68,494
    198,528  AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37        03/14/2008           198,554
      2,054  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.41        06/27/2007             2,054
        753  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        01/18/2008               754
      5,682  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.32        07/10/2007             5,682
      6,846  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.45        09/27/2007             6,852
     51,467  AMSTEL FUNDING CORPORATION++                                               5.28        04/16/2007            51,362
     23,837  AMSTEL FUNDING CORPORATION                                                 5.29        04/20/2007            23,775
    101,215  APRECO LLC++                                                               5.32        06/15/2007           100,125
     24,200  APRECO LLC++                                                               5.35        04/05/2007            24,189
     85,538  ASIF GLOBAL FINANCING+/-++                                                 5.40        05/03/2007            85,544
     10,269  ATLAS CAPITAL FUNDING CORPORATION++                                        5.27        05/21/2007            10,195
    171,145  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.33        05/10/2007           171,145
    136,916  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                          5.30        04/25/2007           136,917
    171,145  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.39        10/25/2007           171,154
    231,025  ATOMIUM FUNDING LLC++                                                      5.30        05/11/2007           229,713
      7,873  BANK OF AMERICA CORPORATION                                                5.30        04/02/2007             7,873
    362,827  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.51        08/22/2007           362,827
     35,256  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.93        09/27/2007            35,366
  1,814,137  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
             (MATURITY VALUE $1,814,967)                                                5.49        04/02/2007         1,814,137
    311,484  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.56        10/03/2007           311,655
    410,748  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $410,936)                                                  5.49        04/02/2007           410,748
    102,687  BETA FINANCE INCORPORATED SERIES MTN+/-++                                  5.33        07/17/2007           102,701
    547,664  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $547,914)                 5.49        04/02/2007           547,664
     68,458  CAIRN HIGH GRADE FUNDING I LLC                                             5.29        05/08/2007            68,099
     88,995  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        04/23/2007            88,723
    123,224  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        05/10/2007           122,543
    101,386  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        05/14/2007           100,767
    119,801  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/07/2007           118,650
     95,841  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/03/2007            95,409
      2,670  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43        08/20/2007             2,671
    171,145  CBA (DELAWARE) FINANCE INCORPORATED                                        5.28        05/31/2007           169,675
    208,105  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        04/16/2007           207,681
    299,292  CEDAR SPRINGS CAPITAL COMPANY++                                            5.28        04/10/2007           298,941

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                             WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    20,188  CEDAR SPRINGS CAPITAL COMPANY                                              5.29%       04/18/2007    $       20,141
    205,114  CEDAR SPRINGS CAPITAL COMPANY++                                            5.29        05/08/2007           204,039
    148,937  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        06/11/2007           147,420
    133,493  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        06/14/2007           132,074
     92,993  CHARIOT FUNDING LLC++                                                      5.37        04/12/2007            92,858
      6,846  CHEYNE FINANCE LLC++                                                       5.28        04/17/2007             6,831
     68,458  CHEYNE FINANCE LLC                                                         5.29        05/14/2007            68,040
     30,806  CHEYNE FINANCE LLC++                                                       5.29        06/07/2007            30,510
    136,916  CHEYNE FINANCE LLC                                                         5.29        07/17/2007           134,807
    136,916  CHEYNE FINANCE LLC                                                         5.29        07/18/2007           134,788
     88,995  CHEYNE FINANCE LLC                                                         5.30        05/11/2007            88,490
    547,664  CHEYNE FINANCE LLC                                                         5.30        06/18/2007           541,525
     71,881  CHEYNE FINANCE LLC++                                                       5.31        04/13/2007            71,766
    171,145  CHEYNE FINANCE LLC+/-++                                                    5.34        02/25/2008           171,095
     68,458  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007            68,501
      7,346  CIT GROUP INCORPORATED+/-                                                  5.58        05/18/2007             7,348
    646,460  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $646,755)                   5.49        04/02/2007           646,460
     27,383  COMERICA BANK+/-                                                           5.34        07/20/2007            27,388
     48,297  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                               5.32        05/14/2007            48,002
    136,916  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.30        04/12/2007           136,716
    273,832  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.32        04/20/2007           273,115
     30,806  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                5.46        04/05/2007            30,806
     15,677  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                5.71        10/29/2007            15,718
      1,711  CROWN POINT CAPITAL COMPANY                                                5.29        04/17/2007             1,708
    285,997  DEER VALLEY FUNDING LLC++                                                  5.30        04/04/2007           285,914
     18,415  DEER VALLEY FUNDING LLC++                                                  5.30        04/05/2007            18,407
     11,741  DEER VALLEY FUNDING LLC++                                                  5.30        04/13/2007            11,722
     81,212  DEER VALLEY FUNDING LLC++                                                  5.30        05/15/2007            80,703
     32,565  DEER VALLEY FUNDING LLC++                                                  5.31        04/10/2007            32,527
    453,733  DEER VALLEY FUNDING LLC                                                    5.32        04/02/2007           453,733
    156,550  DEER VALLEY FUNDING LLC                                                    5.34        05/07/2007           155,753
     13,883  ERASMUS CAPITAL CORPORATION++                                              5.33        06/15/2007            13,734
      5,792  FCAR OWNER TRUST SERIES II                                                 5.29        06/22/2007             5,723
    136,916  FCAR OWNER TRUST SERIES II                                                 5.31        06/11/2007           135,521
     68,458  FCAR OWNER TRUST SERIES II                                                 5.31        06/21/2007            67,661
     44,498  FCAR OWNER TRUST SERIES II                                                 5.31        07/20/2007            43,793
  1,165,772  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,166,306)              5.49        04/02/2007         1,165,772
    136,916  FIVE FINANCE INCORPORATED                                                  5.31        06/22/2007           135,302
      6,846  FIVE FINANCE INCORPORATED+/-++                                             5.31        09/13/2007             6,848
    123,224  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.29        06/18/2007           121,843
     17,121  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.30        06/25/2007            16,912
      2,957  FOX TROT CDO LIMITED++                                                     5.27        04/11/2007             2,954
    109,533  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/18/2007           109,533
    138,251  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                        5.41        06/22/2007           138,291
    233,031  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           233,108
     90,159  GEORGE STREET FINANCE LLC++                                                5.30        04/10/2007            90,054

WELLS FARGO ADVANTAGE BALANCED FUND

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   207,058  GEORGE STREET FINANCE LLC++                                                5.33%       04/30/2007    $      206,213
    171,145  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007           171,145
    171,145  GERMAN RESIDENTIAL FUNDING+/-++                                            5.37        08/22/2007           171,145
      5,134  GRAMPIAN FUNDING LIMITED                                                   5.29        05/22/2007             5,097
     28,301  HUDSON-THAMES LLC++                                                        5.28        04/02/2007            28,301
    238,658  HUDSON-THAMES LLC                                                          5.28        04/16/2007           238,171
     53,746  HUDSON-THAMES LLC                                                          5.29        04/20/2007            53,606
    210,946  HUDSON-THAMES LLC                                                          5.29        07/16/2007           207,730
      4,792  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007             4,793
    239,603  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           239,603
      1,711  IRISH LIFE & PERMANENT PLC++                                               5.28        04/04/2007             1,711
     57,327  KEEL CAPITAL INCORPORATED++                                                5.30        04/12/2007            57,243
     64,097  KLIO FUNDING CORPORATION++                                                 5.30        04/12/2007            64,004
     75,304  KLIO FUNDING CORPORATION++                                                 5.38        04/09/2007            75,227
    280,294  KLIO III FUNDING CORPORATION                                               5.29        05/08/2007           278,826
    102,913  KLIO III FUNDING CORPORATION++                                             5.31        04/24/2007           102,583
     69,629  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.28        04/09/2007            69,558
     66,418  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.32        04/16/2007            66,282
     64,193  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.33        04/20/2007            64,025
    156,522  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.33        04/23/2007           156,043
    239,603  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.59        05/31/2007           239,653
     38,405  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                       5.48        04/20/2007            38,408
     33,544  LIBERTY HARBOUR CDO II LIMITED++                                           5.31        04/13/2007            33,491
     17,115  LIBERTY LIGHT US CAPITAL+/-++                                              5.38        11/21/2007            17,122
     27,383  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                                  5.50        04/16/2007            27,385
    342,290  LIQUID FUNDING LIMITED+/-++                                                5.29        08/15/2007           335,591
    342,290  LIQUID FUNDING LIMITED                                                     5.30        04/23/2007           341,243
     10,269  LIQUID FUNDING LIMITED++                                                   5.31        07/16/2007            10,112
      6,846  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008             6,844
      8,605  MANE FUNDING CORPORATION                                                   5.30        04/12/2007             8,593
      5,134  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.59        01/02/2008             5,144
      1,164  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007             1,164
     20,537  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.47        08/27/2007            20,552
      3,423  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.56        04/20/2007             3,423
    171,145  METLIFE GLOBAL FUNDING I+/-++                                              5.31        02/22/2008           171,145
     14,718  MORGAN STANLEY+/-                                                          5.48        11/09/2007            14,731
    105,254  MORGAN STANLEY SERIES EXL+/-SS.                                            5.38        05/15/2008           105,260
    171,145  NATEXIS BANQUES POPULAIRES+/-++                                            5.35        11/09/2007           171,154
    270,067  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007           270,207
     17,115  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007            17,126
     20,127  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.28        04/09/2007            20,106
      6,593  NORTH SEA FUNDING LLC++                                                    5.29        04/16/2007             6,579
    321,445  RACERS TRUST SERIES 2004-6-MM+/-++SS.                                      5.34        09/24/2007           321,506
    270,409  SAINT GERMAIN FUNDING                                                      5.32        04/24/2007           269,541
     24,645  SCALDIS CAPITAL LIMITED++                                                  5.35        04/16/2007            24,595
    164,299  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.32        04/11/2007           164,299
    123,224  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33        10/26/2007           123,223
    136,916  SLM CORPORATION+/-++SS.                                                    5.32        05/12/2008           136,930

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                             WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    41,896  SLM CORPORATION SERIES MTN1+/-                                             5.58%       07/25/2007    $       41,927
     12,083  SOCIETE GENERALE NORTH AMERICA                                             5.31        06/20/2007            11,944
     82,150  STANFIELD VICTORIA FUNDING LLC ++                                          5.30        04/25/2007            81,874
     51,001  STANFIELD VICTORIA FUNDING LLC                                             5.30        06/21/2007            50,408
      6,846  TANGO FINANCE CORPORATION                                                  5.38        04/05/2007             6,843
     23,960  TASMAN FUNDING INCORPORATED++                                              5.30        05/16/2007            23,807
     38,597  TICONDEROGA FUNDING LLC                                                    5.30        04/04/2007            38,585
    684,580  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.64        12/31/2007           684,580
    131,569  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           131,567
      1,753  TULIP FUNDING CORPORATION                                                  5.29        04/25/2007             1,747
    171,145  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34        05/08/2008           171,164
     11,638  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.34        12/13/2007            11,632
     36,967  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.35        12/03/2007            36,979
     10,269  VERSAILLES CDS LLC++                                                       5.28        04/16/2007            10,248
    342,290  VERSAILLES CDS LLC++                                                       5.40        04/11/2007           341,842
    116,379  VETRA FINANCE CORPORATION++                                                5.28        04/23/2007           116,022
      1,027  WACHOVIA CORPORATION+/-                                                    5.41        07/20/2007             1,027
    174,924  WHISTLEJACKET CAPITAL LIMITED                                              5.31        04/27/2007           174,285
    112,956  WHITE PINE FINANCE LLC+/-++                                                5.32        04/20/2007           112,957
     54,766  WHITE PINE FINANCE LLC+/-++                                                5.33        06/21/2007            54,775
    319,158  WORLD OMNI VEHICLE LEASING++                                               5.30        04/18/2007           318,414
     84,429  WORLD OMNI VEHICLE LEASING++                                               5.36        04/19/2007            84,220
      3,423  WORLD SAVINGS BANK FSB+/-                                                  5.42        06/01/2007             3,423
        685  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007               678

                                                                                                                      20,255,974
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,255,974)                                                            20,255,974
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 0.86%
  1,093,888  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,093,888

TOTAL SHORT-TERM INVESTMENTS (COST $1,093,888)                                                                         1,093,888
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $132,893,302)*                    115.57%                                                                   $  146,316,955

OTHER ASSETS AND LIABILITIES, NET       (15.57)                                                                      (19,712,093)
                                        ------                                                                    --------------

TOTAL NET ASSETS                        100.00%                                                                   $  126,604,862
                                        ======                                                                    ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,093,888.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE BALANCED FUND

                 STATEMENT OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                    BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................................................................   $    124,967,093
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................................................................         20,255,974
   INVESTMENTS IN AFFILIATES .................................................................................          1,093,888
                                                                                                                 ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........................................................        146,316,955
                                                                                                                 ----------------
   RECEIVABLE FOR FUND SHARES ISSUED .........................................................................              2,895
   RECEIVABLE FOR INVESTMENTS SOLD ...........................................................................            335,172
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................................................................            685,821
                                                                                                                 ----------------
TOTAL ASSETS .................................................................................................        147,340,843
                                                                                                                 ----------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...................................................                375
   PAYABLE FOR FUND SHARES REDEEMED ..........................................................................             36,116
   PAYABLE FOR INVESTMENTS PURCHASED .........................................................................            264,895
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....................................................             75,587
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................................................................         20,255,974
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................................................................            103,034
                                                                                                                 ----------------
TOTAL LIABILITIES ............................................................................................         20,735,981
                                                                                                                 ----------------
TOTAL NET ASSETS .............................................................................................   $    126,604,862
                                                                                                                 ================
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...........................................................................................   $    118,670,999
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................................................             30,209
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................................         (5,521,424)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
      ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...............................................         13,423,653
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .....................................................              1,425
                                                                                                                 ----------------
TOTAL NET ASSETS .............................................................................................   $    126,604,862
                                                                                                                 ----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - INVESTOR CLASS ...............................................................................   $    126,604,862
   SHARES OUTSTANDING - INVESTOR CLASS .......................................................................          5,960,351
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .............................................   $          21.24
                                                                                                                 ----------------
INVESTMENTS AT COST ..........................................................................................   $    132,893,302
                                                                                                                 ================
SECURITIES ON LOAN, AT MARKET VALUE ..........................................................................   $     19,972,140
                                                                                                                 ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS--
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

                                             WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

                                                                                                                    BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .................................................................................................   $        821,094
   INTEREST ..................................................................................................          1,346,497
   INCOME FROM AFFILIATED SECURITIES .........................................................................             52,750
   SECURITIES LENDING INCOME, NET ............................................................................             11,759
                                                                                                                 ----------------
TOTAL INVESTMENT INCOME ......................................................................................          2,232,100
                                                                                                                 ----------------
EXPENSES
   ADVISORY FEES .............................................................................................            424,734
   ADMINISTRATION FEES .......................................................................................            326,718
   CUSTODY FEES ..............................................................................................             13,069
   SHAREHOLDER SERVICING FEES ................................................................................            163,359
   ACCOUNTING FEES ...........................................................................................             14,262
   PROFESSIONAL FEES .........................................................................................             13,026
   REGISTRATION FEES .........................................................................................             13,634
   SHAREHOLDER REPORTS .......................................................................................             57,986
   TRUSTEES' FEES ............................................................................................              4,266
   OTHER FEES AND EXPENSES ...................................................................................              3,850
                                                                                                                 ----------------
TOTAL EXPENSES ...............................................................................................          1,034,904
                                                                                                                 ----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................................................           (218,090)
   NET EXPENSES ..............................................................................................            816,814
                                                                                                                 ----------------
NET INVESTMENT INCOME (LOSS) .................................................................................          1,415,286
                                                                                                                 ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........................................          1,591,495
   FUTURES TRANSACTIONS ......................................................................................              3,001
                                                                                                                 ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ....................................................................          1,594,496
                                                                                                                 ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........................................          2,297,553
   FUTURES TRANSACTIONS ......................................................................................             (3,007)
                                                                                                                 ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..........................................          2,294,546
                                                                                                                 ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .......................................................          3,889,042
                                                                                                                 ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................................   $      5,304,328
                                                                                                                 ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE BALANCED FUND          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       BALANCED FUND
                                                                                          ----------------------------------------
                                                                                                   FOR THE
                                                                                          SIX MONTHS ENDED                FOR THE
                                                                                            MARCH 31, 2007             YEAR ENDED
                                                                                               (UNAUDITED)     SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................   $    132,366,630     $      142,490,661

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................          1,415,286              2,865,938
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................          1,594,496              1,794,285
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................          2,294,546              3,951,960
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................          5,304,328              8,612,183
                                                                                          ----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................................         (1,428,367)            (2,926,318)
                                                                                          ----------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................................         (1,428,367)            (2,926,318)
                                                                                          ----------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................................          2,943,461              6,144,420
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................................          1,372,389              2,824,027
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........................................        (13,953,579)           (24,778,343)
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ......................................................         (9,637,729)           (15,809,896)
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ...............................................................         (9,637,729)           (15,809,896)
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................         (5,761,768)           (10,124,031)
                                                                                          ----------------------------------------
ENDING NET ASSETS .....................................................................   $    126,604,862     $      132,366,630
                                                                                          ========================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS .......................................................            138,575                306,813
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................             64,195                140,955
   SHARES REDEEMED - INVESTOR CLASS ...................................................           (655,553)            (1,237,326)
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ........................           (452,783)              (789,558)
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .......................................................................           (452,783)              (789,558)
                                                                                          ----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................   $         30,209     $           43,290
                                                                                          ========================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE BALANCED FUND                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                    BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                    VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                        SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....  $   20.64         0.24             0.60           (0.24)           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............  $   19.78         0.43             0.87           (0.44)           0.00
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(3) .........  $   19.63         0.24             0.15           (0.24)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............  $   18.62         0.25             1.02           (0.26)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............  $   16.06         0.19             2.58           (0.21)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............  $   18.84         0.40            (2.77)          (0.41)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............  $   21.83         0.58            (2.99)          (0.58)           0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                         WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

                                                       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    NET ASSET   ------------------------------------------------
                                                    VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                        SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------
BALANCED FUND
-----------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   21.24             1.09%      1.58%     (0.33)%      1.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   20.64             2.12%      1.52%     (0.27)%      1.25%
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(3) ........   $   19.78             1.58%      1.45%     (0.17)%      1.28%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............   $   19.63             1.25%      1.31%     (0.04)%      1.27%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............   $   18.62             1.09%      1.31%     (0.05)%      1.26%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............   $   16.06             2.31%      1.30%     (0.01)%      1.29%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............   $   18.84             2.88%      1.19%      0.00%       1.19%

                                                                PORTFOLIO     NET ASSETS AT
                                                      TOTAL      TURNOVER     END OF PERIOD
                                                     RETURN(2)       RATE   (000'S OMITTED)
-------------------------------------------------------------------------------------------
BALANCED FUND
-------------------------------------------------------------------------------------------

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...      4.05%           22%  $       126,605
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........      6.64%           61%  $       132,367
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(3) ........      2.00%           87%  $       142,491
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............      6.86%          148%  $       154,974
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............     17.36%          205%  $       208,955
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............    (12.65)%         226%  $       218,015
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............    (11.03)%         234%  $       300,022

WELLS FARGO ADVANTAGE BALANCED FUND    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Balanced Fund. The Fund is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund"), by share class, acquired substantially all of the net assets of the following Target Fund ("Target Fund"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code:

   Acquiring Fund                                                    Target Fund
--------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE BALANCED FUND INVESTOR CLASS    STRONG BALANCED FUND INVESTOR CLASS
--------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities listed on the NASDAQ, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2007.

      At September 30, 2006, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                  Capital Loss
   Fund                        Expiration Year                   Carryforwards
------------------------------------------------------------------------------
   BALANCED FUND                     2010                         $ 6,612,299
------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2007, the Fund held the following future contract:

                                                                              Net Unrealized
                                                                   Notional    Appreciation
   Fund            Contracts        Type         Expiration Date    Amount    (Depreciation)
--------------------------------------------------------------------------------------------
   BALANCED FUND   3 Long      US 10 Year Note      June 2007      $322,950      $  1,425
--------------------------------------------------------------------------------------------

SECURITY LOANS

      The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Fund's custodian, acts as the securities lending agent for the Fund and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2007, are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

WELLS FARGO ADVANTAGE BALANCED FUND    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                  Subadvisory
                                           Advisory Fee                                           Fees (% of
                     Average Daily       (% of Average                        Average Daily      Average Daily
   Fund                Net Assets       Daily Net Assets)     Subadviser        Net Assets        Net Assets)
---------------------------------------------------------------------------------------------------------------
   BALANCED FUND   First $500 million         0.650         Wells Capital   First $100 million       0.250
                    Next $500 million         0.600            Management    Next $100 million       0.200
                      Next $2 billion         0.550          Incorporated    Over $200 million       0.150
                      Next $2 billion         0.525
                      Over $5 billion         0.500
---------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                  Admin Fees
                                                               (% of Average
   Fund                    Average Daily Net Assets          Daily Net Assets)
------------------------------------------------------------------------------
   BALANCED FUND              First $5 billion                      0.50
                               Next $5 billion                      0.49
                              Over $10 billion                      0.48
------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                % of Average
   Fund                                                       Daily Net Assets
------------------------------------------------------------------------------
   BALANCED FUND                                                   0.02
------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                % of Average
   Share Class                                                Daily Net Assets
------------------------------------------------------------------------------
   BALANCED FUND                                                   0.25
------------------------------------------------------------------------------

      For the period ended March 31, 2007, shareholder servicing fees paid were as follows:

   Fund                                                         Investor Class
------------------------------------------------------------------------------
   BALANCED FUND                                                   $163,359
------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately, first from advisory fees, and then any remaining amount consecutively from administration, custody, and shareholder servicing fees collected, if any. Funds Management has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio in effect for the period ended March 31, 2007, were as follows:

                                                                 Net Operating
   Fund                                                          Expense Ratio
------------------------------------------------------------------------------
   BALANCED FUND                                                      1.25%
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities and U.S. government obligations (securities with maturities of one year or less at purchase date) for the period ended March 31, 2007, were as follows:

   Fund                         Purchases at Cost               Sales Proceeds
------------------------------------------------------------------------------
   BALANCED FUND                  $  27,958,235                  $ 31,345,329
------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      For the period ended March 31, 2007, there were no borrowings by the Balanced Fund under the agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of March 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE BALANCED FUND                OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------
                      POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE**         PAST FIVE YEARS                  OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Thomas S. Goho        Trustee, since 1987         Wake Forest University,          None
64                                                Calloway School of Business
                                                  and Accountancy - The Thomas
                                                  Goho Chair of Finance since
                                                  January 2006. Associate
                                                  Professor of Finance from
                                                  1999-2005.
-------------------------------------------------------------------------------------------------------
Peter G. Gordon       Trustee, since 1998         Chairman, CEO and Co-            None
64                    (Chairman since 2005)       Founder of Crystal Geyser
                      (Lead Trustee since 2001)   Water Company and President
                                                  of Crystal Geyser Roxane
                                                  Water Company.
-------------------------------------------------------------------------------------------------------
Richard M. Leach      Trustee, since 1987         Retired. Prior thereto,          None
73                                                President of Richard M. Leach
                                                  Associates (a financial
                                                  consulting firm).
-------------------------------------------------------------------------------------------------------
Olivia S. Mitchell    Trustee, since 2006         Professor of Insurance and       None
54                                                Risk Management, Wharton
                                                  School, University of
                                                  Pennsylvania. Director of the
                                                  Boettner Center on Pensions
                                                  and Retirement Research.
                                                  Research Associate and Board
                                                  Member, Penn Aging Research
                                                  Center. Research Associate,
                                                  National Bureau of Economic
                                                  Research.
-------------------------------------------------------------------------------------------------------
Timothy J. Penny      Trustee, since 1996         Senior Counselor to the public   None
55                                                relations firm of
                                                  Himle-Horner and Senior
                                                  Fellow at the Humphrey
                                                  Institute, Minneapolis,
                                                  Minnesota (a public policy
                                                  organization).
-------------------------------------------------------------------------------------------------------
Donald C. Willeke     Trustee, since 1996         Principal of the law firm of     None
66                                                Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)                WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-------------------------------------------------------------------------------------------------------
                      POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE**         PAST FIVE YEARS                  OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
J. Tucker Morse       Trustee, since 1987         Private Investor/Real Estate     None
62                                                Developer. Prior thereto,
                                                  Chairman of Whitepoint
                                                  Capital, LLC until 2004.
-------------------------------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------
                      POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE           PAST FIVE YEARS                  OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
Karla M. Rabusch      President, since 2003       Executive Vice President of      None
47                                                Wells Fargo Bank, N.A. and
                                                  President of Wells Fargo Funds
                                                  Management, LLC since 2003.
                                                  Senior Vice President and
                                                  Chief Administrative Officer
                                                  of Wells Fargo Funds
                                                  Management, LLC from 2001 to
                                                  2003.
-------------------------------------------------------------------------------------------------------
C. David Messman      Secretary, since 2000;      Senior Vice President and        None
46                    Chief Legal Counsel         Secretary of Wells Fargo Funds
                      since 2003                  Management, LLC since 2001.
                                                  Vice President and Managing
                                                  Senior Counsel of Wells Fargo
                                                  Bank, N.A. since 1996.

-------------------------------------------------------------------------------------------------------
A. Erdem Cimen        Treasurer, since 2006       Vice President of Financial      None
33                                                Operations for Wells Fargo
                                                  Funds Management, LLC since
                                                  2006. From 2001 to 2006, Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. and Vice President of
                                                  Wells Fargo Bank, N.A. Auto
                                                  Finance Group. Vice President
                                                  of Portfolio Risk Management
                                                  for Wells Fargo Bank, N.A.
                                                  Auto Finance Group from 2004
                                                  to 2006.

-------------------------------------------------------------------------------------------------------
Dorothy A. Peters     Chief Compliance            Chief Compliance Officer of        None
45                    Officer, since 2004         Wells Fargo Funds Management,
                                                  LLC since 2004. Chief
                                                  Compliance Officer for Wells
                                                  Fargo Funds Management, LLC
                                                  from 1997 to 2002. In 2002,
                                                  Ms. Peters left Wells Fargo
                                                  Funds Management, LLC to
                                                  pursue personal goals.

-------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of March 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE BALANCED FUND                OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

BALANCED FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Balanced Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Fund by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Fund.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results, as applicable, in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe.

      The Board noted that the performance of the Fund was below the median performance of its Peer Group for all time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund. The Board requested continued reports on the performance of the Fund.

OTHER INFORMATION (UNAUDITED)                WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

      The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio of the Fund was below its Peer Group's median net operating expense ratio.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in its Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were not appreciably higher than the median rates of the Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/ administration fee rate for the Fund (before and after waivers/caps and/or expense reimbursements) was reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided. The Board also considered and noted Funds Management's recommendation to reduce the administration fees for the Fund in coming to its conclusion.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to such series were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

WELLS FARGO ADVANTAGE BALANCED FUND                OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Board also considered the effectiveness of the policies of the Fund in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS                        WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --Association of Bay Area Governments
ADR            --American Depositary Receipt
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
ARM            --Adjustable Rate Mortgages
BART           --Bay Area Rapid Transit
CDA            --Community Development Authority
CDO            --Collateralized Debt Obligation
CDSC           --Contingent Deferred Sales Charge
CGIC           --Capital Guaranty Insurance Company
CGY            --Capital Guaranty Corporation
COP            --Certificate of Participation
CP             --Commercial Paper
CTF            --Common Trust Fund
DW&P           --Department of Water & Power
DWR            --Department of Water Resources
ECFA           --Educational & Cultural Facilities Authority
EDFA           --Economic Development Finance Authority
ETET           --Eagle Tax-Exempt Trust
FFCB           --Federal Farm Credit Bank
FGIC           --Financial Guaranty Insurance Corporation
FHA            --Federal Housing Authority
FHAG           --Federal Housing Agency
FHLB           --Federal Home Loan Bank
FHLMC          --Federal Home Loan Mortgage Corporation
FNMA           --Federal National Mortgage Association
GDR            --Global Depositary Receipt
GNMA           --Government National Mortgage Association
GO             --General Obligation
HCFR           --Healthcare Facilities Revenue
HEFA           --Health & Educational Facilities Authority
HEFAR          --Higher Education Facilities Authority Revenue
HFA            --Housing Finance Authority
HFFA           --Health Facilities Financing Authority
IDA            --Industrial Development Authority
IDAG           --Industrial Development Agency
IDR            --Industrial Development Revenue
LIBOR          --London Interbank Offered Rate
LLC            --Limited Liability Corporation
LOC            --Letter of Credit
LP             --Limited Partnership
MBIA           --Municipal Bond Insurance Association
MFHR           --Multi-Family Housing Revenue
MTN            --Medium Term Note
MUD            --Municipal Utility District
PCFA           --Pollution Control Finance Authority
PCR            --Pollution Control Revenue
PFA            --Public Finance Authority
PFFA           --Public Facilities Financing Authority
plc            --Public Limited Company
PSFG           --Public School Fund Guaranty
R&D            --Research & Development
RDA            --Redevelopment Authority
RDFA           --Redevelopment Finance Authority
REITS          --Real Estate Investment Trusts
SFHR           --Single Family Housing Revenue
SFMR           --Single Family Mortgage Revenue
SLMA           --Student Loan Marketing Association
TBA            --To Be Announced
TRAN           --Tax Revenue Anticipation Notes
USD            --Unified School District
XLCA           --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          103748 05-07
Funds Management, LLC.                                      SAAFNLD/SAR109 03-07
All rights reserved.

                                                                ----------------
                                                        [LOGO]  WELLS  ADVANTAGE
                                                                FARGO  FUNDS
                                                                ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                    Semi-Annual Report

                    MARCH 31, 2007

                    WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                    o     WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

                    o     WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

                    o     WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

                    o     WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

                    o     WELLS FARGO ADVANTAGE EQUITY INCOME FUND

                    o     WELLS FARGO ADVANTAGE EQUITY VALUE FUND

                    o     WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

                    o     WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

                    o     WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

                    o     WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

                    o     WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

                    o     WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

                    o     WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
    C&B Large Cap Value Fund ..............................................    2
    Diversified Equity Fund ...............................................    4
    Diversified Small Cap Fund ............................................    6
    Emerging Growth Fund ..................................................    8
    Equity Income Fund ....................................................   10
    Equity Value Fund .....................................................   12
    Growth Equity Fund ....................................................   14
    International Value Fund ..............................................   16
    Large Cap Appreciation Fund ...........................................   18
    Large Company Growth Fund .............................................   20
    Small Company Growth Fund .............................................   22
    Small Company Value Fund ..............................................   24
    Strategic Small Cap Value Fund ........................................   26
Fund Expenses .............................................................   28
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
    C&B Large Cap Value Fund ..............................................   33
    Diversified Equity Fund ...............................................   34
    Diversified Small Cap Fund ............................................   35
    Emerging Growth Fund ..................................................   36
    Equity Income Fund ....................................................   37
    Equity Value Fund .....................................................   38
    Growth Equity Fund ....................................................   39
    International Value Fund ..............................................   40
    Large Cap Appreciation Fund ...........................................   41
    Large Company Growth Fund .............................................   42
    Small Company Growth Fund .............................................   43
    Small Company Value Fund ..............................................   44
    Strategic Small Cap Value Fund ........................................   45
Financial Statements
--------------------------------------------------------------------------------
    Statements of Assets and Liabilities ..................................   46
    Statements of Operations ..............................................   50
    Statements of Changes in Net Assets ...................................   54
    Financial Highlights ..................................................   66
    Notes to Financial Highlights .........................................   78
Notes to Financial Statements .............................................   79
--------------------------------------------------------------------------------
                                    Master Portfolios
Portfolio of Investments
--------------------------------------------------------------------------------
    C&B Large Cap Value Portfolio .........................................   87
    Disciplined Growth Portfolio ..........................................   92
    Emerging Growth Portfolio .............................................   97
    Equity Income Portfolio ...............................................  103
    Equity Value Portfolio ................................................  109
    Index Portfolio .......................................................  115
    International Core Portfolio ..........................................  132
    International Growth Portfolio ........................................  136
    International Index Portfolio .........................................  140
    International Value Portfolio .........................................  168
    Large Cap Appreciation Portfolio ......................................  173
    Large Company Growth Portfolio ........................................  179
    Small Cap Index Portfolio .............................................  184
    Small Company Growth Portfolio ........................................  204
    Small Company Value Portfolio .........................................  211
    Strategic Small Cap Value Portfolio ...................................  218
Financial Statements
--------------------------------------------------------------------------------
    Statements of Assets and Liabilities ..................................  230
    Statements of Operations ..............................................  234
    Statements of Changes in Net Assets ...................................  238
    Financial Highlights ..................................................  244
    Notes to Financial Highlights .........................................  246
Notes to Financial Statements .............................................  247
--------------------------------------------------------------------------------
Other Information .........................................................  253
--------------------------------------------------------------------------------
List of Abbreviations .....................................................  260
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      In this semi-annual report for the WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS, which covers the six-month period that ended March 31, 2007, you may notice a few changes compared with the semi-annual report you received last year at this time. We've abbreviated the content in the semi-annual reports to include Fund and benchmark performance, allocation percentages, a list of the ten largest holdings in each Fund, along with the usual information in the financial section.

      We will continue to provide you with a general review of the economy and summary information on the stock and bond markets in our letter to you. In the next annual report, which will cover the 12-month period that will end on September 30, 2007, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several stops and starts during the period. On August 8, 2006, the Fed decided to leave the Federal funds rate unchanged at 5.25%. This decision signaled a stop to 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the six-month period and helped to keep mortgage interest rates near historic lows. During the second half of the reporting period, the economy continued to slow down, with growth in real GDP holding at around 2% by the end of the period.

      Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. However, on February 27, 2007, the global equity market experienced a significant correction triggered by an approximately 9% drop in China's stock market. The Dow Jones Industrial Average (DJIA) lost 3.3% of its value in a single day. The U.S. market continued to struggle in early March. Then on March 21, 2007, the Fed announced its intention to keep the federal funds rate at 5.25%. In addition, the Fed excluded its earlier statement that further tightening might be needed by raising interest rates. Both the equity and bond markets rallied on the Fed's news.

      Business spending moved from being a strength in the economy during the fourth quarter of 2006 to being a disappointment by the first quarter of 2007. New orders for capital equipment declined sharply in January and recovered only partially in February. This has been somewhat perplexing because corporate cash flow, profits, and balance sheets all suggested a positive outlook for capital spending.

      Information on mortgage applications and housing sales suggested that the housing slump may have neared its bottom during the fourth quarter of 2006. Sales of existing homes increased in January and February. New home sales reported a strong December with declines following in January and February, which may have been linked to severe winter weather in the northern United States.

STOCKS EXPERIENCED RECORD HIGHS, PLUS CORRECTION
--------------------------------------------------------------------------------

      Even though the DJIA declined 3.3% on February 27, 2007, to 12,216.96 in response to a sell-off in China's stock market that ended the day with an approximately 9% decline, the DJIA still ended the period higher than when it began in October. In fact, on October 19, 2006, the DJIA broke through the 12,000 barrier to end the day at a then all-time record high of 12,011.73. The DJIA high for the period was on February 20, 2007, when it reached 12,845.76. And, while February's sell-off in China and the United States had a negative effect on some international stocks, particularly in emerging markets, the DJIA reached 12,354.35 by the end of the six-month period and began reclaiming some of its loss.

PLANNING AHEAD
--------------------------------------------------------------------------------

      The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of more than 120 mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results, offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

     Sincerely,

     /s/ Karla M. Rabusch

     Karla M. Rabusch
     President
     WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER                                      SUBADVISER
   Wells Fargo Funds Management, LLC                       Cooke & Bieler, L.P.

FUND MANAGERS                                           FUND INCEPTION
   Kermit S. Eck, CFA                                      05/15/1990
   Daren C. Heitman, CFA
   Michael M. Meyer, CFA
   James R. Norris
   Edward W. O'Connor, CFA
   R. James O'Neil, CFA
   Mehul Trivedi, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                          Including Sales Charge               Excluding Sales Charge           Gross     Net
                                   -----------------------------------   -----------------------------------   Expense  Expense
                                   6-Months*  1-Year  5-Year  10-Year    6-Months*  1-Year  5-Year  10-Year     Ratio    Ratio
-------------------------------------------------------------------------------------------------------------------------------
   Class A                            0.08     7.41    7.24    10.30        6.19     13.97    8.52   10.96      1.40%    1.20%
-------------------------------------------------------------------------------------------------------------------------------
   Class B                            0.73     8.05    7.45    10.18        5.73     13.05    7.74   10.18      2.15%    1.95%
-------------------------------------------------------------------------------------------------------------------------------
   Class C                            4.74    12.06    7.75    10.18        5.74     13.06    7.75   10.18      2.15%    1.95%
-------------------------------------------------------------------------------------------------------------------------------
   Class D                                                                  6.19     13.96    8.52   10.96      1.40%    1.20%
-------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                      6.39     14.29    8.67   11.03      1.22%    0.95%
-------------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                                      6.47     14.59    8.85   11.13      0.95%    0.70%
-------------------------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------------------------
   Russell 1000(R) Value Index 2                                            9.34     16.83   10.25   10.85

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS D, ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Vodafone Group plc ADR                                                  3.54%
--------------------------------------------------------------------------------
   Omnicom Group Incorporated                                              3.49%
--------------------------------------------------------------------------------
   McDonald's Corporation                                                  3.48%
--------------------------------------------------------------------------------
   American Express Company                                                3.38%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                 3.31%
--------------------------------------------------------------------------------
   Bank of America Corporation                                             3.08%
--------------------------------------------------------------------------------
   Quest Diagnostics Incorporated                                          3.07%
--------------------------------------------------------------------------------
   Dover Corporation                                                       3.01%
--------------------------------------------------------------------------------
   Tyco International Limited                                              2.94%
--------------------------------------------------------------------------------
   Berkshire Hathaway Incorporated Class B                                 2.80%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


Telecommunications Services                      (4%)
Consumer Discretionary                          (19%)
Consumer Staples                                (11%)
Energy                                           (4%)
Financials                                      (26%)
Health Care                                     (11%)
Industrials                                     (17%)
Information Technology                           (8%)

--------------------------------------------------------------------------------

1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year's expenses and includes the gross expenses of the Master Trust whereas the gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Trust.

      Effective December 6, 2004, the Fund is a gateway feeder fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the unnamed share class of the predecessor fund, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Class A, Administrator Class and Institutional Class shares reflects the performance of the unnamed share class of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Class A, Administrator Class and Institutional Class shares. Performance shown prior to July 26, 2004 for the Class D shares reflects the performance of the unnamed share class of the predecessor fund. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class.

2 The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                                      FUND MANAGERS
   Wells Fargo Funds Management, LLC                      Thomas C. Biwer, CFA
                                                          Christian L. Chan, CFA
SUBADVISERS FOR MASTER PORTFOLIOS                         Andrew Owen, CFA
   Artisan Partners, L.P.
   Cadence Capital Management, LLC                      FUND INCEPTION
   Cooke & Bieler, L.P.                                    12/31/1988
   LSV Asset Management
   New Star Institutional Managers Limited
   Peregrine Capital Management, Incorporated
   Smith Asset Management Group, L.P.
   SSgA Funds Management
   Systematic Financial Management, L.P.
   Wells Capital Management, Incorporated

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                Including Sales Charge               Excluding Sales Charge          Gross     Net
                                          ----------------------------------   ----------------------------------   Expense  Expense
                                          6-Months*  1-Year  5-Year  10-Year   6-Months*  1-Year  5-Year  10-Year    Ratio    Ratio
------------------------------------------------------------------------------------------------------------------------------------
   Class A                                   2.06     3.29    4.97     7.31       8.29     9.59    6.22     7.95     1.42%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Class B                                   2.87     3.77    5.10     7.14       7.87     8.77    5.42     7.14     2.17%    2.00%
------------------------------------------------------------------------------------------------------------------------------------
   Class C                                   6.88     7.77    5.41     7.16       7.88     8.77    5.41     7.16     2.17%    2.00%
------------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                            8.40     9.87    6.48     8.11     1.24%    1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
------------------------------------------------------------------------------------------------------------------------------------
      Diversified Equity Composite Index 2                                        9.29    12.50    8.49     8.67
------------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 3                                                             7.38    11.82    6.26     8.20
------------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Microsoft Corporation                                                   2.27%
--------------------------------------------------------------------------------
   Goldman Sachs Group Incorporated                                        2.01%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                 1.82%
--------------------------------------------------------------------------------
   American International Group Incorporated                               1.56%
--------------------------------------------------------------------------------
   eBay Incorporated                                                       1.42%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                              1.40%
--------------------------------------------------------------------------------
   Bank of America Corporation                                             1.31%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                  1.27%
--------------------------------------------------------------------------------
   General Electric Company                                                1.26%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                  1.15%

SECTOR DISTRIBUTION 4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International                                   (15%)
Consumer Discretionary                          (10%)
Consumer Staples                                 (6%)
Energy                                           (6%)
Financials                                      (19%)
Health Care                                     (11%)
Industrials                                      (9%)
Information Technology                          (18%)
Materials                                        (2%)
Telecommunications Services                      (2%)
Utilities                                        (2%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Diversified Equity Composite Index is weighted 25% in the Russell 1000(R) Value Index, 25% in the S&P 500 Index, 25% in the Russell 1000(R) Growth Index, 15% in the MSCI EAFE(R) Index, 10% in the Russell 2000(R) Index. The RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE(R) INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST ("MSCI EAFE") STOCK INDEX is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000(R) INDEX which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

3 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

5 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                               FUND MANAGERS
   Wells Fargo Funds Management, LLC                Thomas C. Biwer, CFA
                                                    Christian L. Chan, CFA
SUBADVISER FOR MASTER PORTFOLIOS                    Andrew Owen, CFA
   Peregrine Capital Management, Incorporated
   Wells Capital Management, Incorporated        FUND INCEPTION
                                                    12/31/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                                               Gross      Net
                                                                              Expense   Expense
                                6-Months*   1-Year    5-Year   Life of Fund    Ratio     Ratio
-----------------------------------------------------------------------------------------------
   Administrator Class            10.16      3.13     10.84        8.22        1.31%     1.20%
-----------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------
      Russell 2000(R) Index 2     11.02      5.91     10.95        8.17
-----------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3, 4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   PDL Biopharma Incorporated                                             0.77%
--------------------------------------------------------------------------------
   Atwood Oceanics Incorporated                                           0.67%
--------------------------------------------------------------------------------
   Clean Harbors Incorporated                                             0.54%
--------------------------------------------------------------------------------
   Intermec Incorporated                                                  0.52%
--------------------------------------------------------------------------------
   Skywest Incorporated                                                   0.52%
--------------------------------------------------------------------------------
   Thoratec Corporation                                                   0.51%
--------------------------------------------------------------------------------
   Aquantive Incorporated                                                 0.48%
--------------------------------------------------------------------------------
   Del Monte Foods Company                                                0.46%
--------------------------------------------------------------------------------
   Pall Corporation                                                       0.46%
--------------------------------------------------------------------------------
   Varian Semiconductor Equipment Associates Incorporated                 0.46%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (15%)
Consumer Staples                                 (3%)
Energy                                           (7%)
Financials                                      (15%)
Health Care                                     (16%)
Industrials                                     (13%)
Information Technology                          (22%)
Materials                                        (5%)
Telecommunications Services                      (1%)
Utilities                                        (3%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      The Fund is a gateway blended Fund that invests substantially all of its assets in two or more Master Portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests.

      Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                               FUND MANAGERS
   Wells Fargo Funds Management, LLC                Brandon M. Nelson, CFA
                                                    Thomas C. Ognar, CFA
SUBADVISER                                          Bruce C. Olson, CFA
   Wells Capital Management, Incorporated
                                                 FUND INCEPTION
                                                    01/31/2007

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                                               Gross      Net
                                                                              Expense   Expense
                                                               Life of Fund    Ratio     Ratio
-----------------------------------------------------------------------------------------------
   Administrator Class                                             2.30        1.37%     1.20%
-----------------------------------------------------------------------------------------------
   Investor Class                                                  2.30        1.72%     1.49%
-----------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------
      Russell 2000(R) Growth Index 2                               0.99

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS.SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Middleby Corporation                                                    3.90%
--------------------------------------------------------------------------------
   Arena Resources Incorporated                                            3.67%
--------------------------------------------------------------------------------
   Hologic Incorporated                                                    3.35%
--------------------------------------------------------------------------------
   Guess? Incorporated                                                     2.56%
--------------------------------------------------------------------------------
   ICON plc                                                                2.53%
--------------------------------------------------------------------------------
   Nuance Communications Incorporated                                      2.48%
--------------------------------------------------------------------------------
   Verifone Holdings Incorporated                                          2.24%
--------------------------------------------------------------------------------
   Crocs Incorporated                                                      2.21%
--------------------------------------------------------------------------------
   Deckers Outdoor Corporation                                             2.20%
--------------------------------------------------------------------------------
   Inverness Medical Innovations                                           1.91%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (20%)
Consumer Staples                                 (4%)
Energy                                           (7%)
Financials                                       (3%)
Health Care                                     (19%)
Industrials                                     (16%)
Information Technology                          (28%)
Telecommunications Services                      (3%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. Since this is the first fiscal year for the Fund, this gross expense ratio as stated in the February 1, 2007, prospectus is based on estimates for the current fiscal year whereas the gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

      The Fund is a gateway feeder fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

2 The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER                     SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          FUND INCEPTION
   Gary J. Dunn, CFA                      03/31/1989
   Robert M. Thornburg

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                               Including Sales Charge                  Excluding Sales Charge           Gross      Net
                       -------------------------------------   -------------------------------------   Expense   Expense
                       6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year    Ratio     Ratio
------------------------------------------------------------------------------------------------------------------------
   Class A                1.43       8.59    5.14      7.16       7.62      15.21     6.39     7.80      1.36%    1.10%
------------------------------------------------------------------------------------------------------------------------
   Class B                2.20       9.33    5.26      6.99       7.20      14.33     5.59     6.99      2.11%    1.85%
------------------------------------------------------------------------------------------------------------------------
   Class C                6.20      13.33    5.60      6.98       7.20      14.33     5.60     6.98      2.11%    1.85%
------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                            7.75      15.47     6.65     8.00      1.18%    0.85%
------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------
      Russell 1000(R) Value Index 2                               9.34      16.83    10.25    10.85

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                4.16%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                 4.15%
--------------------------------------------------------------------------------
   Bank of America Corporation                                            3.28%
--------------------------------------------------------------------------------
   Chevron Corporation                                                    3.28%
--------------------------------------------------------------------------------
   General Electric Company                                               3.09%
--------------------------------------------------------------------------------
   Morgan Stanley                                                         2.94%
--------------------------------------------------------------------------------
   ConocoPhillips                                                         2.79%
--------------------------------------------------------------------------------
   St. Paul Travelers Companies Incorporated                              2.59%
--------------------------------------------------------------------------------
   JPMorgan Chase & Company                                               2.57%
--------------------------------------------------------------------------------
   E.I. du Pont de Nemours & Company                                      2.41%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           (8%)
Consumer Staples                                 (7%)
Energy                                          (15%)
Financials                                      (31%)
Health Care                                      (7%)
Industrials                                      (9%)
Information Technology                           (8%)
Materials                                        (4%)
Telecommunication Services                       (5%)
Utilities                                        (6%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year's expenses and includes the gross expenses of the Master Trust whereas the gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Trust.

      The Fund is a gateway feeder fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE EQUITY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                     SUBADVISER
   Wells Fargo Funds Management, LLC      Systematic Financial Management, L.P.

FUND MANAGERS                          FUND INCEPTION
   D. Kevin McCreesh, CFA                 08/29/2003
   Ronald M. Mushock, CFA

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                             Including Sales Charge              Excluding Sales Charge         Gross      Net
                       ---------------------------------   ---------------------------------   Expense   Expense
                       6-Months*   1-Year   Life of Fund   6-Months*   1-Year   Life of Fund    Ratio     Ratio
----------------------------------------------------------------------------------------------------------------
   Class A                4.41       8.50       14.02        10.78      15.11       15.92        1.53%    1.25%
----------------------------------------------------------------------------------------------------------------
   Class B                5.46       9.28       14.48        10.46      14.28       15.07        2.28%    2.00%
----------------------------------------------------------------------------------------------------------------
   Class C                9.37      13.27       15.07        10.37      14.27       15.07        2.28%    2.00%
----------------------------------------------------------------------------------------------------------------
   Administrator Class                                       10.93      15.44       16.23        1.35%    1.00%
----------------------------------------------------------------------------------------------------------------
   Institutional Class                                       11.06      15.58       16.27        0.98%    0.75%
----------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------
      Russell 1000(R) Value Index 2                           9.34      16.83       16.99
----------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO. COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                4.37%
--------------------------------------------------------------------------------
   Bank of America Corporation                                            4.14%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                 3.65%
--------------------------------------------------------------------------------
   AT & T Incorporated                                                    3.18%
--------------------------------------------------------------------------------
   Chesapeake Energy Corporation                                          3.18%
--------------------------------------------------------------------------------
   JPMorgan Chase & Company                                               2.74%
--------------------------------------------------------------------------------
   Pfizer Incorporated                                                    2.51%
--------------------------------------------------------------------------------
   Altria Group Incorporated                                              2.26%
--------------------------------------------------------------------------------
   Valero Energy Corporaton                                               2.07%
--------------------------------------------------------------------------------
   Cigna Corporation                                                      1.97%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (10%)
Consumer Staples                                (10%)
Energy                                          (13%)
Financials                                      (28%)
Health Care                                     (11%)
Industrials                                      (8%)
Information Technology                           (6%)
Materials                                        (5%)
Telecommunication Services                       (6%)
Utilities                                        (3%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year's expenses and includes the gross expenses of the Master Trust whereas the gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Trust.

      The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE EQUITY VALUE FUND was named the Wells Fargo Large Cap Value Fund. Performance shown for the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Administrator Class shares annual returns are substantially similar to what the Institutional Class shares annual returns would be because the Administrator Class shares and Institutional Class shares are invested in the same portfolio and their annual returns differ only to the extent that they do not have the same expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust Portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                                   FUND MANAGERS
   Wells Fargo Funds Management, LLC                    Thomas C. Biwer, CFA
                                                        Christian L. Chan, CFA
SUBADVISERS OF MASTER PORTFOLIOS                        Andrew Owen, CFA
   Artisan Partners, L.P.
   LSV Asset Management                              FUND INCEPTION
   New Star Institutional Managers Limited              04/30/1989
   Peregrine Capital Management, Incorporated
   Smith Asset Management Group, L.P.
   SSgA Funds Management
   Wells Capital Management, Incorporated

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                              Including Sales Charge                  Excluding Sales Charge            Gross      Net
                       -------------------------------------   -------------------------------------   Expense   Expense
                       6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year    Ratio     Ratio
-------------------------------------------------------------------------------------------------------------------------
Class A                   3.29      0.39     6.03      7.64       9.59      6.52     7.29      8.28      1.57%     1.50%
-------------------------------------------------------------------------------------------------------------------------
Class B                   4.19      0.70     6.16      7.46       9.19      5.70     6.48      7.46      2.32%     2.25%
-------------------------------------------------------------------------------------------------------------------------
Class C                   8.15      4.70     6.47      7.55       9.15      5.70     6.47      7.55      2.33%     2.25%
-------------------------------------------------------------------------------------------------------------------------
Administrator Class                                               9.71      6.79     7.56      8.48      1.40%     1.25%
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                               9.83      6.98     7.64      8.52      1.12%     1.05%
-------------------------------------------------------------------------------------------------------------------------
Benchmarks
-------------------------------------------------------------------------------------------------------------------------
   Growth Equity Composite Index 2                               10.81     10.51     9.85      8.32
-------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 3                                                7.38     11.82     6.26      8.20

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Goldman Sachs Group Incorporated                                       2.96%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                  2.33%
--------------------------------------------------------------------------------
   eBay Incorporated                                                      2.19%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                 1.95%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                             1.57%
--------------------------------------------------------------------------------
   Charles Schwab Corporation                                             1.30%
--------------------------------------------------------------------------------
   Paychex Incorporated                                                   1.27%
--------------------------------------------------------------------------------
   Franklin Resources Incorporated                                        1.24%
--------------------------------------------------------------------------------
   American International Group Incorporated                              1.16%
--------------------------------------------------------------------------------
   Google Incorporated Class A                                            1.15%

SECTOR DISTRIBUTION 4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                           (9%)
Consumer Staples                                 (2%)
Energy                                           (2%)
Financials                                      (14%)
Health Care                                     (11%)
Industrials                                      (7%)
Information Technology                          (22%)
Materials                                        (2%)
Utilities                                        (1%)
International                                   (30%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 Growth Equity Composite Index is weighted 35% in the Russell 1000(R) Growth Index, 35% in the Russell 2000(R) Index, 30% in the MSCI EAFE(R) Index. The RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE(R) INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST ("MSCI EAFE") STOCK INDEX is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

3 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weighting the Index proportionate to its market value. You cannot invest directly in an Index.

4 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

5 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       LSV Asset Management

FUND MANAGERS                           FUND INCEPTION
   Josef Lakonishok                        10/31/2003
   Puneet Mansharamani
   Menno Vermeulen, CFA
   Robert W. Vishny

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                       Including Sales Charge              Excluding Sales Charge          Gross      Net
                                  ---------------------------------   ---------------------------------   Expense   Expense
                                  6-Months*   1-Year   Life of Fund   6-Months*   1-Year   Life of Fund    Ratio     Ratio
----------------------------------------------------------------------------------------------------------------------------
   Class A                           9.76      15.34       21.26        16.46      22.38       23.38       6.14%     1.50%
----------------------------------------------------------------------------------------------------------------------------
   Class B                          11.01      16.44       21.88        16.01      21.44       22.42       6.84%     2.25%
----------------------------------------------------------------------------------------------------------------------------
   Class C                          15.07      20.43       22.42        16.07      21.43       22.42       6.29%     2.25%
----------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                  16.68      22.73       23.51       1.61%     1.25%
----------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                                  16.73      22.74       23.49       1.24%     1.05%
----------------------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------------------
     MSCI EAFE(R) Value Index 2                                         14.86      22.58       24.52
----------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%.FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FOREIGN INVESTMENTS ARE ESPECIALLY VOLATILE, AND CAN RISE OR FALL DRAMATICALLY DUE TO DIFFERENCES IN THE POLITICAL AND ECONOMIC CONDITIONS OF THE HOST COUNTRY. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Royal Dutch Shell plc Class B                                         1.93%
--------------------------------------------------------------------------------
   Nippon Steel Corporation                                              1.89%
--------------------------------------------------------------------------------
   Credit Suisse Group                                                   1.83%
--------------------------------------------------------------------------------
   BASF AG                                                               1.76%
--------------------------------------------------------------------------------
   Barclays plc                                                          1.75%
--------------------------------------------------------------------------------
   Astrazeneca plc                                                       1.65%
--------------------------------------------------------------------------------
   BP plc                                                                1.64%
--------------------------------------------------------------------------------
   BNP Paribas SA                                                        1.57%
--------------------------------------------------------------------------------
   BT Group plc                                                          1.56%
--------------------------------------------------------------------------------
   Thyssenkrupp AG                                                       1.55%

PORTFOLIO COMPOSITION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asia/Pacific Ex Japan                       (3%)
Australia                                   (4%)
Continental Europe                         (47%)
Japan                                      (22%)
United Kingdom                             (23%)
United States                               (1%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND was named the Wells Fargo Overseas Fund. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown for the Institutional Class shares reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Class A shares annual returns are substantially similar to what the Institutional Class shares annual returns would be because the Class A shares and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same sales charges and annual expenses.

2 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Value Index(SM) is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the US & Canada. You cannot invest directly in an Index.

3 Equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and portfolio composition.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Cadence Capital Management, LLC

FUND MANAGERS                           FUND INCEPTION
   William B. Bannick, CFA                 08/31/2001
   Robert L. Fitzpatrick, CFA
   Michael J. Skillman

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                     Including Sales Charge                 Excluding Sales Charge              Gross     Net
                            ---------------------------------------  ----------------------------------------  Expense  Expense
                            6-Months*  1-Year  5-Year  Life of Fund  6-Months*   1-Year  5-Year  Life of Fund   Ratio    Ratio
--------------------------------------------------------------------------------------------------------------------------------
   Class A                    0.49     (3.68)   3.97       3.59         6.62      2.19    5.21       4.69       1.44%    1.25%
--------------------------------------------------------------------------------------------------------------------------------
   Class B                    1.13     (3.60)   4.09       3.75         6.13      1.39    4.43       3.90       2.19%    2.00%
--------------------------------------------------------------------------------------------------------------------------------
   Class C                    5.23      0.49    4.45       3.92         6.23      1.49    4.45       3.92       2.19%    2.00%
--------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                  6.73      2.43    5.45       4.92       1.26%    1.00%
--------------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                                  6.98      2.66    5.50       4.97       0.93%    0.70%
--------------------------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------------------------
     Russell 1000(R) Growth Index 2                                     7.19      7.06    3.48       3.38
--------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                            2.00%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                 1.86%
--------------------------------------------------------------------------------
   Apple Incorporated                                                    1.62%
--------------------------------------------------------------------------------
   Corning Incorporated                                                  1.58%
--------------------------------------------------------------------------------
   United States Steel Corporation                                       1.56%
--------------------------------------------------------------------------------
   Hewlett-Packard Corporation                                           1.53%
--------------------------------------------------------------------------------
   Becton Dickinson & Company                                            1.43%
--------------------------------------------------------------------------------
   Safeway Incorporated                                                  1.43%
--------------------------------------------------------------------------------
   FPL Group Incorporated                                                1.41%
--------------------------------------------------------------------------------
   Mattel Incorporated                                                   1.40%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Utilities                                   (3%)
Consumer Discretionary                     (15%)
Consumer Staples                            (4%)
Energy                                      (8%)
Financials                                 (14%)
Health Care                                (13%)
Industrials                                (14%)
Information Technology                     (19%)
Materials                                   (7%)
Telecommunication Services                  (3%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year's expenses and includes the gross expenses of the Master Trust whereas the gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Trust.

      The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Administrator Class shares annual returns are substantially similar to what the Institutional Class shares annual returns would be because the Administrator Class shares and Institutional Class shares are invested in the same portfolio and their annual returns differ only to the extent that they do not have the same expenses. The Administrator Class incepted on August 31, 2001. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                   SUBADVISER
   Wells Fargo Funds Management, LLC  Peregrine Capital Management, Incorporated

FUND MANAGERS                        FUND INCEPTION
   John S. Dale, CFA                  12/31/1982
   Gary E. Nussbaum, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31,  2007)
--------------------------------------------------------------------------------

                                  Including Sales Charge                    Excluding Sales Charge              Gross     Net
                            ----------------------------------       -----------------------------------       Expense  Expense
                            6-Months*  1-Year  5-Year  10-Year       6-Months*   1-Year  5-Year  10-Year        Ratio    Ratio
--------------------------------------------------------------------------------------------------------------------------------
   Class A                    (1.08)   (5.59)  (0.55)   6.61           4.96       0.17    0.63     7.24          1.30%   1.20%
--------------------------------------------------------------------------------------------------------------------------------
   Class B                    (0.46)   (5.60)  (0.50)   6.53           4.54      (0.60)  (0.09)    6.53          2.05%   1.95%
--------------------------------------------------------------------------------------------------------------------------------
   Class C                     3.58    (1.57)  (0.07)   6.55           4.58      (0.57)  (0.07)    6.55          2.05%   1.95%
--------------------------------------------------------------------------------------------------------------------------------
   Class Z                                                             4.86       0.00    0.45     7.00          1.47%   1.37%
--------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                 5.08       0.42    0.87     7.45          1.12%   0.95%
--------------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                                 5.19       0.62    0.99     7.51          0.85%   0.75%
--------------------------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------------------------
     Russell 1000(R) Growth Index 2                                    7.19       7.06    3.48     5.51

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Goldman Sachs Group Incorporated                                     10.06%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                 7.44%
--------------------------------------------------------------------------------
   eBay Incorporated                                                     7.08%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                6.63%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                            4.88%
--------------------------------------------------------------------------------
   Charles Schwab Corporation                                            4.41%
--------------------------------------------------------------------------------
   Paychex Incorporated                                                  4.31%
--------------------------------------------------------------------------------
   Franklin Resources Incorporated                                       4.20%
--------------------------------------------------------------------------------
   American International Group Incorporated                             3.95%
--------------------------------------------------------------------------------
   Google Incorporated Class A                                           3.92%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                     (10%)
Consumer Staples                            (2%)
Financials                                 (25%)
Health Care                                (14%)
Industrials                                 (5%)
Information Technology                     (44%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year's expenses and includes the gross expenses of the Master Trust whereas the gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Trust.

      The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown prior to the inception of the Class A and Class B shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A and Class B sales charges and expenses, as applicable. Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Class Z shares reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

2 The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Peregrine Capital Management,
                                             Incorporated
FUND MANAGERS
   Wiliam A. Grierson                   FUND INCEPTION
   Daniel J. Hagen, CFA                    12/31/1982
   Robert B. Mersky, CFA
   James P. Ross, CFA
   Paul E. von Kuster, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                             Including Sales Charge                 Excluding Sales Charge           Gross      Net
                      ------------------------------------   ------------------------------------   Expense   Expense
                      6-Months*  1-Year   5-Year   10-Year   6-Months*   1-Year  5-Year   10-Year    Ratio     Ratio
---------------------------------------------------------------------------------------------------------------------
Class A                  2.26    (7.88)    5.72      6.37       8.50     (2.26)   6.98      7.00     1.52%     1.45%
---------------------------------------------------------------------------------------------------------------------
Class B                  3.11    (8.02)    5.88      6.21       8.11     (3.02)   6.19      6.21     2.27%     2.20%
---------------------------------------------------------------------------------------------------------------------
Class C                  7.09    (3.97)    6.33      6.28       8.09     (2.97)   6.33      6.28     2.27%     2.20%
---------------------------------------------------------------------------------------------------------------------
Administrator Class                                             8.62     (2.03)   7.25      7.27     1.33%     1.20%
---------------------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------------------
   Russell 2000(R) Growth Index 2                              11.46      1.57    7.88      6.31

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Atwood Oceanics Incorported                                            1.86%
--------------------------------------------------------------------------------
   PDL Biopharma Incorporated                                             1.69%
--------------------------------------------------------------------------------
   Thoratec Corporation                                                   1.69%
--------------------------------------------------------------------------------
   Aquantive Incorporated                                                 1.59%
--------------------------------------------------------------------------------
   Brocade Communications Systems Incorporated                            1.48%
--------------------------------------------------------------------------------
   Tessera Technologies Incorporated                                      1.47%
--------------------------------------------------------------------------------
   Skywest Incorporated                                                   1.42%
--------------------------------------------------------------------------------
   Tesco Corporation                                                      1.33%
--------------------------------------------------------------------------------
   Parametric Technology Corporation                                      1.31%
--------------------------------------------------------------------------------
   Petrohawk Energy Corporation                                           1.30%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Utilities                        (1%)
Consumer Discretionary           (9%)
Consumer Staples                 (2%)
Energy                           (9%)
Financials                       (4%)
Health Care                     (27%)
Industrials                      (8%)
Information Technology          (37%)
Materials                        (3%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year's expenses and includes the gross expenses of the Master Trust whereas the gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Trust.

      The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C shares sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 The Russell 2000(R) Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (the Fund) seeks long-term capital appreciation. EFFECTIVE NOVEMBER 1, 2005, THIS FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT ADVISER                     SUBADVISER
   Wells Fargo Funds Management, LLC      Peregrine Capital Management,
                                             Incorporated
FUND MANAGERS
   Jason R. Ballsrud, CFA              FUND INCEPTION
   Tasso H. Coin, Jr., CFA                06/01/1997
   Douglas G. Pugh, CFA

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                               Including Sales Charge                   Excluding Sales Charge           Gross     Net
                      ---------------------------------------  ---------------------------------------  Expense  Expense
                      6-Months*  1-Year  5-Year  Life of Fund  6-Months*  1-Year  5-Year  Life of Fund   Ratio    Ratio
------------------------------------------------------------------------------------------------------------------------
Class A                 3.70     (1.43)  10.90       12.51       10.03     4.58   12.22       13.19      1.57%    1.45%
------------------------------------------------------------------------------------------------------------------------
Class B                 4.62     (1.15)  11.10       12.33        9.62     3.85   11.36       12.33      2.32%    2.20%
------------------------------------------------------------------------------------------------------------------------
Class C                 8.62      2.85   11.36       12.33        9.62     3.85   11.36       12.33      2.32%    2.20%
------------------------------------------------------------------------------------------------------------------------
Administrator Class                                              10.24     4.90   12.46       13.40      1.39%    1.20%
------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------
   Russell 2000(R) Value Index 2                                 10.62    10.38   13.61       12.66

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Armor Holdings Incorporated                                            1.75%
--------------------------------------------------------------------------------
   Chemed Corporation                                                     1.72%
--------------------------------------------------------------------------------
   Dollar Thrifty Automotive Group Incorporated                           1.64%
--------------------------------------------------------------------------------
   CKE Restaurants Incorporated                                           1.47%
--------------------------------------------------------------------------------
   Healthspring Incorporated                                              1.41%
--------------------------------------------------------------------------------
   Performance Food Group Company                                         1.39%
--------------------------------------------------------------------------------
   Comtech Telecommunications Corporation                                 1.35%
--------------------------------------------------------------------------------
   Gaylord Entertainment Company                                          1.34%
--------------------------------------------------------------------------------
   Perini Corporation                                                     1.34%
--------------------------------------------------------------------------------
   Westar Energy Incorporated                                             1.34%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Utilities                           (3%)
Consumer Discretionary             (21%)
Consumer Staples                    (2%)
Energy                              (5%)
Financials                         (27%)
Health Care                         (7%)
Industrials                        (13%)
Information Technology             (14%)
Materials                           (6%)
Telecommunication Services          (2%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year's expenses and includes the gross expenses of the Master Trust whereas the gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Trust.

      The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests.

      Performance shown prior to the inception of the Class A, Class B, Class C and Administrator Class shares reflects the performance of the Small Company Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Class A, Class B, Class C and Administrator Class sales charges and expenses, as applicable. The Small Company Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund. For periods prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   Dale E. Benson, PH.D., CFA              01/31/2006
   Thomas C. Biwer, CFA
   Christian L. Chan, CFA
   Mark D. Cooper, CFA
   Robert J. Costomiris, CFA
   Andrew Owen, CFA
   Craig R. Pieringer, CFA
   I. Charles Rinaldi

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                      Including Sales Charge           Excluding Sales Charge       Gross     Net
                                 -------------------------------  -------------------------------  Expense  Expense
                                 6-Months*  1-Year  Life of Fund  6-Months*  1-Year  Life of Fund   Ratio    Ratio
-------------------------------------------------------------------------------------------------------------------
Class A                             5.40     1.60       4.75        11.83     7.80       10.23      1.55%    1.45%
-------------------------------------------------------------------------------------------------------------------
Class C                            10.45     6.03       9.44        11.45     7.03        9.44      2.30%    2.20%
-------------------------------------------------------------------------------------------------------------------
Administrator Class                                                 11.96     8.06       10.50      1.37%    1.20%
-------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------
   Russell 2000(R) Value Index 2                                    10.62    10.38        4.71
-------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. SMALLER COMPANY STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Clean Harbors Incorporated                                             1.82%
--------------------------------------------------------------------------------
   Intermec Incorporated                                                  1.73%
--------------------------------------------------------------------------------
   Del Monte Foods Company                                                1.55%
--------------------------------------------------------------------------------
   Pall Corporation                                                       1.54%
--------------------------------------------------------------------------------
   Perkinelmer Incorporated                                               1.44%
--------------------------------------------------------------------------------
   Hooper Holmes Incorporated                                             1.36%
--------------------------------------------------------------------------------
   Corinthian Colleges Incorporated                                       1.29%
--------------------------------------------------------------------------------
   BEA Systems Incorporated                                               1.27%
--------------------------------------------------------------------------------
   Lakes Entertainment Incorporated                                       1.26%
--------------------------------------------------------------------------------
   Gammon Lake Resources Incorporated                                     1.25%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Telecommunications Services         (1%)
Utilities                           (1%)
Consumer Discretionary             (17%)
Consumer Staples                    (6%)
Energy                              (6%)
Financials                         (13%)
Health Care                        (12%)
Industrials                        (15%)
Information Technology             (19%)
Materials                          (10%)

--------------------------------------------------------------------------------
1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. Since this is the first fiscal year for the Fund, this gross expense ratio as stated in the February 1, 2007, prospectus is based on estimates for the current fiscal year whereas the gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

      The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Class A, Class C, and Administrator Class shares incepted on October 31, 2006. Performance shown prior to the inception of Class A and Class C reflects the performance of the Strategic Small Cap Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Class A and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class reflects the performance of the Strategic Small Cap Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Administrator Class expenses. The Strategic Small Cap Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund. The Strategic Small Cap Value Portfolio incepted on January 31, 2006.

2 The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                         FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  Beginning     Ending
                                                   Account      Account      Expenses    Net Annual
                                                    Value        Value     Paid During    Expense
                                                 10/01/2006   03/31/2007    Period(1)      Ratio
C&B Large Cap Value Fund
---------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class A
Actual                                           $ 1,000.00   $ 1,061.90     $  6.17        1.20%
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00   $ 1,018.95     $  6.04        1.20%
---------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class B
Actual                                           $ 1,000.00   $ 1,057.30     $ 10.00        1.95%
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00   $ 1,015.21     $  9.80        1.95%
---------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class C
Actual                                           $ 1,000.00   $ 1,057.40     $ 10.00        1.95%
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00   $ 1,015.21     $  9.80        1.95%
---------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class D
Actual                                           $ 1,000.00   $ 1,061.90     $  6.17        1.20%
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00   $ 1,018.95     $  6.04        1.20%
---------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Administrator Class
Actual                                           $ 1,000.00   $ 1,063.90     $  4.89        0.95%
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00   $ 1,020.19     $  4.78        0.95%
---------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Institutional Class
Actual                                           $ 1,000.00   $ 1,064.70     $  3.60        0.70%
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00   $ 1,021.44     $  3.53        0.70%
Diversified Equity Fund
---------------------------------------------------------------------------------------------------
Diversified Equity Fund - Class A
Actual                                           $ 1,000.00   $ 1,082.90     $  6.49        1.25%
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00   $ 1,018.70     $  6.29        1.25%
---------------------------------------------------------------------------------------------------
Diversified Equity Fund - Class B
Actual                                           $ 1,000.00   $ 1,078.70     $ 10.37        2.00%
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000.00   $ 1,014.96     $ 10.05        2.00%

FUND EXPENSES                         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                    Beginning     Ending
                                                     Account      Account     Expenses     Net Annual
                                                      Value        Value     Paid During     Expense
                                                   10/01/2006   03/31/2007    Period(1)       Ratio
Diversified Equity Fund (CONTINUED)
-----------------------------------------------------------------------------------------------------
Diversified Equity Fund - Class C
Actual                                             $ 1,000.00   $ 1,078.80     $ 10.37        2.00%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,014.96     $ 10.05        2.00%
-----------------------------------------------------------------------------------------------------
Diversified Equity Fund - Administrator Class
Actual                                             $ 1,000.00   $ 1,084.00     $  5.20        1.00%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,019.95     $  5.04        1.00%
Diversified Small Cap Fund
-----------------------------------------------------------------------------------------------------
Diversified Small Cap Fund - Administrator Class
Actual                                             $ 1,000.00   $ 1,101.60     $  6.29        1.20%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,018.95     $  6.04        1.20%
Emerging Growth Fund
-----------------------------------------------------------------------------------------------------
Emerging Growth Fund - Administrator Class(2)
Actual                                             $ 1,000.00   $ 1,023.00     $  6.05        1.20%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,018.95     $  6.04        1.20%
-----------------------------------------------------------------------------------------------------
Emerging Growth Fund - Investor Class(2)
Actual                                             $ 1,000.00   $ 1,023.00     $  7.52        1.49%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,017.50     $  7.49        1.49%
Equity Income Fund
-----------------------------------------------------------------------------------------------------
Equity Income Fund - Class A
Actual                                             $ 1,000.00   $ 1,076.20     $  5.69        1.10%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,019.45     $  5.54        1.10%
-----------------------------------------------------------------------------------------------------
Equity Income Fund - Class B
Actual                                             $ 1,000.00   $ 1,072.00     $  9.56        1.85%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,015.71     $  9.30        1.85%
-----------------------------------------------------------------------------------------------------
Equity Income Fund - Class C
Actual                                             $ 1,000.00   $ 1,072.00     $  9.56        1.85%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,015.71     $  9.30        1.85%
-----------------------------------------------------------------------------------------------------
Equity Income Fund - Administrator Class
Actual                                             $ 1,000.00   $ 1,077.50     $  4.40        0.85%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,020.69     $  4.28        0.85%
Equity Value Fund
-----------------------------------------------------------------------------------------------------
Equity Value Fund - Class A
Actual                                             $ 1,000.00   $ 1,107.80     $  6.57        1.25%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,018.70     $  6.29        1.25%
-----------------------------------------------------------------------------------------------------
Equity Value Fund - Class B
Actual                                             $ 1,000.00   $ 1,104.60     $ 10.49        2.00%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,014.96     $ 10.05        2.00%
-----------------------------------------------------------------------------------------------------
Equity Value Fund - Class C
Actual                                             $ 1,000.00   $ 1,103.70     $ 10.49        2.00%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,014.96     $ 10.05        2.00%
-----------------------------------------------------------------------------------------------------
Equity Value Fund - Administrator Class
Actual                                             $ 1,000.00   $ 1,109.30     $  5.26        1.00%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,019.95     $  5.04        1.00%
-----------------------------------------------------------------------------------------------------
Equity Value Fund - Institutional Class
Actual                                             $ 1,000.00   $ 1,110.60     $  3.95        0.75%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,021.19     $  3.78        0.75%

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                         FUND EXPENSES
--------------------------------------------------------------------------------

                                                    Beginning      Ending
                                                     Account       Account      Expenses    Net Annual
                                                      Value         Value     Paid During    Expense
                                                    10/01/2006   03/31/2007     Period        Ratio
Growth Equity Fund
------------------------------------------------------------------------------------------------------
Growth Equity Fund - Class A
Actual                                              $ 1,000.00   $ 1,095.90     $  7.84       1.50%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,017.45     $  7.54       1.50%
------------------------------------------------------------------------------------------------------
Growth Equity Fund - Class B
Actual                                              $ 1,000.00   $ 1,091.90     $ 11.73       2.25%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,013.71     $ 11.30       2.25%
------------------------------------------------------------------------------------------------------
Growth Equity Fund - Class C
Actual                                              $ 1,000.00   $ 1,091.50     $ 11.73       2.25%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,013.71     $ 11.30       2.25%
------------------------------------------------------------------------------------------------------
Growth Equity Fund - Administrator Class
Actual                                              $ 1,000.00   $ 1,097.10     $  6.54       1.25%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.70     $  6.29       1.25%
------------------------------------------------------------------------------------------------------
Growth Equity Fund - Institutional Class
Actual                                              $ 1,000.00   $ 1,098.30     $  5.49       1.05%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,019.70     $  5.29       1.05%
International Value Fund
------------------------------------------------------------------------------------------------------
International Value Fund - Class A
Actual                                              $ 1,000.00   $ 1,164.60     $  8.10       1.50%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,017.45     $  7.54       1.50%
------------------------------------------------------------------------------------------------------
International Value Fund - Class B
Actual                                              $ 1,000.00   $ 1,160.10     $ 12.12       2.25%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,013.71     $ 11.30       2.25%
------------------------------------------------------------------------------------------------------
International Value Fund - Class C
Actual                                              $ 1,000.00   $ 1,160.70     $ 12.12       2.25%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,013.71     $ 11.30       2.25%
------------------------------------------------------------------------------------------------------
International Value Fund - Administrator Class
Actual                                              $ 1,000.00   $ 1,166.80     $  6.75       1.25%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.70     $  6.29       1.25%
------------------------------------------------------------------------------------------------------
International Value Fund - Institutional Class
Actual                                              $ 1,000.00   $ 1,167.30     $  5.67       1.05%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,019.70     $  5.29       1.05%
Large Cap Appreciation Fund
------------------------------------------------------------------------------------------------------
Large Cap Appreciation Fund - Class A
Actual                                              $ 1,000.00   $ 1,066.20     $  6.44       1.25%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,018.70     $  6.29       1.25%
------------------------------------------------------------------------------------------------------
Large Cap Appreciation Fund - Class B
Actual                                              $ 1,000.00   $ 1,061.30     $ 10.28       2.00%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,014.96     $ 10.05       2.00%
------------------------------------------------------------------------------------------------------
Large Cap Appreciation Fund - Class C
Actual                                              $ 1,000.00   $ 1,062.30     $ 10.28       2.00%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,014.96     $ 10.05       2.00%
------------------------------------------------------------------------------------------------------
Large Cap Appreciation Fund - Administrator Class
Actual                                              $ 1,000.00   $ 1,067.30     $  5.15       1.00%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,019.95     $  5.04       1.00%

FUND EXPENSES                         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                    Beginning      Ending
                                                      Account      Account      Expenses    Net Annual
                                                       Value        Value     Paid During    Expense
                                                    10/01/2006   03/31/2007    Period(1)      Ratio
Large Cap Appreciation Fund (CONTINUED)
------------------------------------------------------------------------------------------------------
Large Cap Appreciation Fund - Institutional Class
Actual                                              $ 1,000.00   $1,069.80      $  3.61       0.70%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,021.44      $  3.53       0.70%
Large Company Growth Fund
------------------------------------------------------------------------------------------------------
Large Company Growth Fund - Class A
Actual                                              $ 1,000.00   $1,049.60      $  6.13       1.20%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,018.95      $  6.04       1.20%
------------------------------------------------------------------------------------------------------
Large Company Growth Fund - Class B
Actual                                              $ 1,000.00   $1,045.40      $  9.94       1.95%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,015.21      $  9.80       1.95%
------------------------------------------------------------------------------------------------------
Large Company Growth Fund - Class C
Actual                                              $ 1,000.00   $1,045.80      $  9.95       1.95%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,015.21      $  9.80       1.95%
------------------------------------------------------------------------------------------------------
Large Company Growth Fund - Administrator Class
Actual                                              $ 1,000.00   $1,050.80      $  4.86       0.95%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,020.19      $  4.78       0.95%
------------------------------------------------------------------------------------------------------
Large Company Growth Fund - Institutional Class
Actual                                              $ 1,000.00   $1,051.90      $  3.84       0.75%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,021.19      $  3.78       0.75%
------------------------------------------------------------------------------------------------------
Large Company Growth Fund - Class Z
Actual                                              $ 1,000.00   $1,048.60      $  7.00       1.37%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,018.10      $  6.89       1.37%
Small Company Growth Fund
------------------------------------------------------------------------------------------------------
Small Company Growth Fund - Class A
Actual                                              $ 1,000.00   $1,085.00      $  7.54       1.45%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,017.70      $  7.29       1.45%
------------------------------------------------------------------------------------------------------
Small Company Growth Fund - Class B
Actual                                              $ 1,000.00   $1,081.10      $ 11.41       2.20%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,013.96      $ 11.05       2.20%
------------------------------------------------------------------------------------------------------
Small Company Growth Fund - Class C
Actual                                              $ 1,000.00   $1,080.90      $ 11.41       2.20%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,013.96      $ 11.05       2.20%
------------------------------------------------------------------------------------------------------
Small Company Growth Fund - Administrator Class
Actual                                              $ 1,000.00   $1,086.20      $  6.24       1.20%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,018.95      $  6.04       1.20%
Small Company Value Fund
------------------------------------------------------------------------------------------------------
Small Company Value Fund - Class A
Actual                                              $ 1,000.00   $1,100.30      $  7.59       1.45%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,017.70      $  7.29       1.45%
------------------------------------------------------------------------------------------------------
Small Company Value Fund - Class B
Actual                                              $ 1,000.00   $1,096.20      $ 11.50       2.20%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,013.96      $ 11.05       2.20%
------------------------------------------------------------------------------------------------------
Small Company Value Fund - Class C
Actual                                              $ 1,000.00   $1,096.20      $ 11.50       2.20%
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00   $1,013.96      $ 11.05       2.20%

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                         FUND EXPENSES
--------------------------------------------------------------------------------

                                                          Beginning      Ending
                                                           Account       Account      Expenses    Net Annual
                                                            Value         Value     Paid During    Expense
                                                          10/01/2006   03/31/2007    Period(1)      Ratio
Small Company Value Fund (CONTINUED)
------------------------------------------------------------------------------------------------------------
Small Company Value Fund - Administrator Class
Actual                                                    $ 1,000.00   $ 1,102.40     $  6.29       1.20%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,018.95     $  6.04       1.20%
Strategic Small Cap Value Fund
------------------------------------------------------------------------------------------------------------
Strategic Small Cap Value Fund - Class A(3)
Actual                                                    $ 1,000.00   $ 1,118.30     $  7.66       1.45%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,017.70     $  7.29       1.45%
------------------------------------------------------------------------------------------------------------
Strategic Small Cap Value Fund - Class C(3)
Actual                                                    $ 1,000.00   $ 1,114.50     $ 11.60       2.20%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,013.96     $ 11.05       2.20%
------------------------------------------------------------------------------------------------------------
Strategic Small Cap Value Fund - Administrator Class(3)
Actual                                                    $ 1,000.00   $ 1,119.60     $  6.34       1.20%
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,018.95     $  6.04       1.20%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

(2) This class commenced operations on January 31, 2007. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 59/365 (to reflect the period from January 31, 2007 to March 31, 2007).

(3) This class commenced operations on October 31, 2006. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 151/365 (to reflect the period from October 31, 2006 to March 31, 2007).

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.92%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                   $ 927,369,862

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $875,152,004)                                                   927,369,862
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $875,152,004)                          99.92%                                                                   $ 927,369,862
OTHER ASSETS AND LIABILITIES, NET             0.08                                                                          775,775
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 928,145,637
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.00%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                   $  106,951,619
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                        64,510,541
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                            4,318,585
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                            107,580,593
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             107,959,719
          N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                    322,417,287
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                        48,778,680
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      49,126,107
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                       48,779,285
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                       48,790,604
          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                    32,302,601
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     222,352,022
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                           43,159,012
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      38,817,709
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        4,269,708
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                 38,846,954

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $935,631,938)                                                  1,288,961,026
                                                                                                                      --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $935,631,938)                         100.00%                                                                   $1,288,961,026
OTHER ASSETS AND LIABILITIES, NET             0.00                                                                             7,500
                                            ------                                                                    --------------

TOTAL NET ASSETS                            100.00%                                                                   $1,288,968,526
                                            ======                                                                    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.07%
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                       $  26,943,848
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                         269,311,677
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                    242,104,880
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      26,810,352
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                               242,364,459
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $714,628,460)                                                   807,535,216
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $714,628,460)                         100.07%                                                                   $ 807,535,216
OTHER ASSETS AND LIABILITIES, NET            (0.07)                                                                        (564,342)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 806,970,874
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 96.93%
          N/A   EMERGING GROWTH PORTFOLIO                                                                             $   1,038,234

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $986,206)                                                         1,038,234
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $986,206)                              96.93%                                                                   $   1,038,234
OTHER ASSETS AND LIABILITIES, NET             3.07                                                                           32,849
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $   1,071,083
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.10%
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                         $ 552,156,297

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $669,294,745)                                                   552,156,297
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $669,294,745)                         100.10%                                                                   $ 552,156,297
OTHER ASSETS AND LIABILITIES, NET            (0.10)                                                                        (556,100)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 551,600,197
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.00%
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          $ 140,056,026

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $127,760,133)                                                   140,056,026
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $127,760,133)                         100.00%                                                                   $ 140,056,026
OTHER ASSETS AND LIABILITIES, NET             0.00                                                                           (3,046)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 140,052,980
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.07%
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                    $  27,307,922
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                           6,330,409
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                       41,272,131
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     41,458,138
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      41,245,646
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      41,213,498
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    159,571,666
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          63,797,457
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     57,180,889
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       6,269,060
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                57,325,383

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $374,562,445)                                                   542,972,199
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $374,562,445)                         100.07%                                                                   $ 542,972,199
OTHER ASSETS AND LIABILITIES, NET            (0.07)                                                                        (353,120)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 542,619,079
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.50%
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                   $ 210,221,135

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $184,877,478)                                                   210,221,135
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $184,877,478)                          99.50%                                                                   $ 210,221,135
OTHER ASSETS AND LIABILITIES, NET             0.50                                                                        1,049,939
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 211,271,074
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.97%

          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                $  87,891,100

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $80,364,317)                                                     87,891,100
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $80,364,317)                           99.97%                                                                   $  87,891,100
OTHER ASSETS AND LIABILITIES, NET             0.03                                                                           23,251
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $  87,914,351
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.00%
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                $ 1,953,186,620

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,575,110,114)                                               1,953,186,620
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,575,110,114)                       100.00%                                                                 $ 1,953,186,620
OTHER ASSETS AND LIABILITIES, NET             0.00                                                                           (1,883)
                                            ------                                                                  ---------------

TOTAL NET ASSETS                            100.00%                                                                 $ 1,953,184,737
                                            ======                                                                  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                  $ 523,105,850

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $529,834,097)                                                   523,105,850
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $529,834,097)                         100.01%                                                                   $ 523,105,850
OTHER ASSETS AND LIABILITIES, NET            (0.01)                                                                         (71,586)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 523,034,264
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.99%
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                   $ 397,957,649

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $362,892,525)                                                   397,957,649
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $362,892,525)                          99.99%                                                                   $ 397,957,649
OTHER ASSETS AND LIABILITIES, NET             0.01                                                                           53,433
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 398,011,082
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 112.83%
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                             $     141,643

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $135,790)                                                           141,643
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $135,790)                             112.83%                                                                   $     141,643
OTHER ASSETS AND LIABILITIES, NET           (12.83)                                                                         (16,105)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $     125,538
                                            ======                                                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   C&B LARGE CAP      DIVERSIFIED      DIVERSIFIED
                                                                                      VALUE FUND      EQUITY FUND   SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................................   $  927,369,862   $1,288,961,026   $  807,535,216
                                                                                  -------------------------------------------------
   TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................      927,369,862    1,288,961,026      807,535,216
                                                                                  -------------------------------------------------
   CASH .......................................................................           25,000           25,000           25,000
   RECEIVABLE FOR FUND SHARES ISSUED ..........................................        1,123,591          945,069           43,506
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ..........................                0                0                0
   PREPAID EXPENSES AND OTHER ASSETS ..........................................                0                0                0
                                                                                  -------------------------------------------------
   TOTAL ASSETS ...............................................................      928,518,453    1,289,931,095      807,603,722
                                                                                  -------------------------------------------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ...........................................          116,733          345,458          185,575
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......................           80,401          244,641          171,858
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................................          175,682          372,470          275,415
                                                                                  -------------------------------------------------
   TOTAL LIABILITIES ..........................................................          372,816          962,569          632,848
                                                                                  -------------------------------------------------
   TOTAL NET ASSETS ...........................................................   $  928,145,637   $1,288,968,526   $  806,970,874
                                                                                  =================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................................   $  853,361,443   $  867,929,323   $  687,032,968
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................        1,695,648        1,132,907       (1,369,446)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................       20,870,688       66,577,208       28,400,596
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES ......................................................       52,217,858      353,329,088       92,906,756
                                                                                  -------------------------------------------------
   TOTAL NET ASSETS ...........................................................   $  928,145,637   $1,288,968,526   $  806,970,874
                                                                                  -------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................................   $   70,086,057   $  125,784,476              N/A
   SHARES OUTSTANDING - CLASS A ...............................................        7,201,672        3,170,862              N/A
   NET ASSET VALUE PER SHARE - CLASS A ........................................   $         9.73   $        39.67              N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..............................   $        10.32   $        42.09              N/A
   NET ASSETS - CLASS B .......................................................   $   27,443,737   $   46,677,284              N/A
   SHARES OUTSTANDING - CLASS B ...............................................        2,840,636        1,236,575              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....................   $         9.66   $        37.75              N/A
   NET ASSETS - CLASS C .......................................................   $   16,988,912   $    6,546,367              N/A
   SHARES OUTSTANDING - CLASS C ...............................................        1,758,726          170,496              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....................   $         9.66   $        38.40              N/A
   NET ASSETS - CLASS D .......................................................   $  184,821,399              N/A              N/A
   SHARES OUTSTANDING - CLASS D ...............................................       18,994,193              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D .....................   $         9.73              N/A              N/A
   NET ASSETS - CLASS Z .......................................................              N/A              N/A              N/A
   SHARES OUTSTANDING - CLASS Z ...............................................              N/A              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z .....................              N/A              N/A              N/A
   NET ASSETS - ADMINISTRATOR CLASS ...........................................   $  537,059,046   $1,109,960,399   $  806,970,874
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................................       55,088,046       27,940,855       55,966,016
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .........   $         9.75   $        39.73   $        14.42
   NET ASSETS - INSTITUTIONAL CLASS ...........................................   $   91,746,486              N/A              N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................................        9,375,173              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .........   $         9.79              N/A              N/A
   NET ASSETS - INVESTOR CLASS ................................................              N/A              N/A              N/A
   SHARES OUTSTANDING - INVESTOR CLASS ........................................              N/A              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ..............              N/A              N/A              N/A
                                                                                  -------------------------------------------------
   INVESTMENTS AT COST ........................................................   $  875,152,004   $  935,631,938   $  714,628,460
                                                                                  =================================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                                        EMERGING           EQUITY           EQUITY
                                                                                     GROWTH FUND      INCOME FUND       VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................................   $    1,038,234   $  552,156,297   $  140,056,026
                                                                                  -------------------------------------------------
   TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................        1,038,234      552,156,297      140,056,026
                                                                                  -------------------------------------------------
   CASH .......................................................................                0                0                0
   RECEIVABLE FOR FUND SHARES ISSUED ..........................................            5,040           14,829           10,320
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ..........................            6,480                0                0
   PREPAID EXPENSES AND OTHER ASSETS ..........................................           22,968                0            7,509
                                                                                  -------------------------------------------------
   TOTAL ASSETS ...............................................................        1,072,722      552,171,126      140,073,855
                                                                                  -------------------------------------------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ...........................................                0          332,635                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......................                0           60,280            1,973
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................................            1,639          178,014           18,902
                                                                                  -------------------------------------------------
   TOTAL LIABILITIES ..........................................................            1,639          570,929           20,875
                                                                                  -------------------------------------------------
   TOTAL NET ASSETS ...........................................................   $    1,071,083   $  551,600,197   $  140,052,980
                                                                                  =================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................................   $    1,063,887   $  608,624,536   $  123,363,339
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................           (1,679)      (2,654,293)         298,682
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................          (43,153)      62,768,402        4,095,066
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES ......................................................           52,028     (117,138,448)      12,295,893
                                                                                  -------------------------------------------------
   TOTAL NET ASSETS ...........................................................   $    1,071,083   $  551,600,197   $  140,052,980
                                                                                  -------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................................              N/A   $  173,975,291   $    4,973,136
   SHARES OUTSTANDING - CLASS A ...............................................              N/A        5,840,995          305,830
   NET ASSET VALUE PER SHARE - CLASS A ........................................              N/A   $        29.79   $        16.26
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..............................              N/A   $        31.61   $        17.25
   NET ASSETS - CLASS B .......................................................              N/A   $   30,186,621   $    2,774,038
   SHARES OUTSTANDING - CLASS B ...............................................              N/A        1,012,710          172,135
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....................              N/A   $        29.81   $        16.12
   NET ASSETS - CLASS C .......................................................              N/A   $    4,684,268   $      539,558
   SHARES OUTSTANDING - CLASS C ...............................................              N/A          149,609           33,533
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....................              N/A   $        31.31   $        16.09
   NET ASSETS - CLASS D .......................................................              N/A              N/A              N/A
   SHARES OUTSTANDING - CLASS D ...............................................              N/A              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D .....................              N/A              N/A              N/A
   NET ASSETS - CLASS Z .......................................................              N/A              N/A              N/A
   SHARES OUTSTANDING - CLASS Z ...............................................              N/A              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z .....................              N/A              N/A              N/A
   NET ASSETS - ADMINISTRATOR CLASS ...........................................   $       14,051   $  342,754,017   $   81,745,069
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................................            1,374       11,525,726        4,953,727
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .........   $        10.23   $        29.74   $        16.50
   NET ASSETS - INSTITUTIONAL CLASS ...........................................              N/A              N/A   $   50,021,179
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................................              N/A              N/A        3,030,013
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .........              N/A              N/A   $        16.51
   NET ASSETS - INVESTOR CLASS ................................................   $    1,057,032              N/A              N/A
   SHARES OUTSTANDING - INVESTOR CLASS ........................................          103,381              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ..............   $        10.22              N/A              N/A
                                                                                  -------------------------------------------------
   INVESTMENTS AT COST ........................................................   $      986,206   $  669,294,745   $  127,760,133
                                                                                  =================================================

                                                                                                           GROWTH    INTERNATIONAL
                                                                                                      EQUITY FUND       VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .................................................   $  542,972,199   $  210,221,135
                                                                                                   --------------------------------
   TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................................      542,972,199      210,221,135
                                                                                                   --------------------------------
   CASH ........................................................................................           25,000           25,000
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................................           16,357        1,208,355
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...........................................                0            8,856
   PREPAID EXPENSES AND OTHER ASSETS ...........................................................                0            1,678
                                                                                                   --------------------------------
   TOTAL ASSETS ................................................................................      543,013,556      211,465,024
                                                                                                   --------------------------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ............................................................           77,318          150,120
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................................          135,110                0
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................................          182,049           43,830
                                                                                                   --------------------------------
   TOTAL LIABILITIES ...........................................................................          394,477          193,950
                                                                                                   --------------------------------
   TOTAL NET ASSETS ............................................................................   $  542,619,079   $  211,271,074
                                                                                                   ================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................................   $  340,807,332   $  182,635,785
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................................         (604,711)       1,260,870
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................       34,006,704        2,030,762
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..................      168,409,754       25,343,657
                                                                                                   --------------------------------
   TOTAL NET ASSETS ............................................................................   $  542,619,079   $  211,271,074
                                                                                                   --------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................................................   $   30,821,782   $   10,712,739
   SHARES OUTSTANDING - CLASS A ................................................................        1,110,047          551,713
   NET ASSET VALUE PER SHARE - CLASS A .........................................................   $        27.77   $        19.42
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...............................................   $        29.46   $        20.60
   NET ASSETS - CLASS B ........................................................................   $    7,843,880   $    2,035,167
   SHARES OUTSTANDING - CLASS B ................................................................          321,193          106,480
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......................................   $        24.42   $        19.11
   NET ASSETS - CLASS C ........................................................................   $    1,128,956   $      783,049
   SHARES OUTSTANDING - CLASS C ................................................................           43,927           40,796
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ......................................   $        25.70   $        19.19
   NET ASSETS - CLASS D ........................................................................              N/A              N/A
   SHARES OUTSTANDING - CLASS D ................................................................              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ......................................              N/A              N/A
   NET ASSETS - CLASS Z ........................................................................              N/A              N/A
   SHARES OUTSTANDING - CLASS Z ................................................................              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ......................................              N/A              N/A
   NET ASSETS - ADMINISTRATOR CLASS ............................................................   $  352,865,997   $  197,728,347
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................................................       12,506,095       10,183,645
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..........................   $        28.22   $        19.42
   NET ASSETS - INSTITUTIONAL CLASS ............................................................   $  149,958,464   $       11,772
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................................................        5,314,248              606
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..........................   $        28.22   $        19.44
   NET ASSETS - INVESTOR CLASS .................................................................              N/A              N/A
   SHARES OUTSTANDING - INVESTOR CLASS .........................................................              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...............................              N/A              N/A
                                                                                                   --------------------------------
   INVESTMENTS AT COST .........................................................................   $  374,562,445   $  184,877,478
                                                                                                   ================================

                                                                                                        LARGE CAP
                                                                                                     APPRECIATION    LARGE COMPANY
                                                                                                             FUND      GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .................................................   $   87,891,100   $1,953,186,620
                                                                                                   --------------------------------
   TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................................       87,891,100    1,953,186,620
                                                                                                   --------------------------------
   CASH ........................................................................................           25,000           30,000
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................................           26,868        1,188,893
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...........................................                0                0
   PREPAID EXPENSES AND OTHER ASSETS ...........................................................            9,983           93,020
                                                                                                   --------------------------------
   TOTAL ASSETS ................................................................................       87,952,951    1,954,498,533
                                                                                                   --------------------------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ............................................................           12,265          736,163
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................................            7,739          164,209
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................................           18,596          413,424
                                                                                                   --------------------------------
   TOTAL LIABILITIES ...........................................................................           38,600        1,313,796
                                                                                                   --------------------------------
   TOTAL NET ASSETS ............................................................................   $   87,914,351   $1,953,184,737
                                                                                                   ================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................................   $   79,133,992   $1,932,995,838
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................................           (3,822)      (5,268,418)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................        1,257,398     (352,619,189)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..................        7,526,783      378,076,506
                                                                                                   --------------------------------
   TOTAL NET ASSETS ............................................................................   $   87,914,351   $1,953,184,737
                                                                                                   --------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................................................   $  36,429,120    $  432,139,602
   SHARES OUTSTANDING - CLASS A ................................................................        3,249,522        8,229,014
   NET ASSET VALUE PER SHARE - CLASS A .........................................................   $        11.21   $        52.51
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...............................................   $        11.89   $        55.71
   NET ASSETS - CLASS B ........................................................................   $    3,625,716   $   79,962,743
   SHARES OUTSTANDING - CLASS B ................................................................          337,454        1,711,541
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......................................   $        10.74   $        46.72
   NET ASSETS - CLASS C ........................................................................   $      806,360   $   12,748,271
   SHARES OUTSTANDING - CLASS C ................................................................           75,034          272,298
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ......................................   $        10.75   $        46.82
   NET ASSETS - CLASS D ........................................................................              N/A              N/A
   SHARES OUTSTANDING - CLASS D ................................................................              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ......................................              N/A              N/A
   NET ASSETS - CLASS Z ........................................................................              N/A   $   96,661,071
   SHARES OUTSTANDING - CLASS Z ................................................................              N/A        1,946,781
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ......................................              N/A   $        49.65
   NET ASSETS - ADMINISTRATOR CLASS ............................................................   $   47,042,231   $1,220,926,774
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................................................        4,157,693       24,372,711
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..........................   $        11.31   $        50.09
   NET ASSETS - INSTITUTIONAL CLASS ............................................................   $       10,924   $  110,746,276
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................................................              965        2,204,399
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..........................   $        11.32   $        50.24
   NET ASSETS - INVESTOR CLASS .................................................................              N/A              N/A
   SHARES OUTSTANDING - INVESTOR CLASS .........................................................              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...............................              N/A              N/A
                                                                                                   --------------------------------
   INVESTMENTS AT COST .........................................................................   $   80,364,317   $1,575,110,114
                                                                                                   ================================

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SMALL            SMALL        STRATEGIC
                                                                                         COMPANY          COMPANY        SMALL CAP
                                                                                     GROWTH FUND       VALUE FUND       VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................................   $  523,105,850   $  397,957,649   $      141,643
                                                                                  -------------------------------------------------
   TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................      523,105,850      397,957,649          141,643
                                                                                  -------------------------------------------------
   CASH .......................................................................           25,000           25,000                0
   RECEIVABLE FOR FUND SHARES ISSUED ..........................................           27,818          177,584              243
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ..........................                0                0            7,942
   PREPAID EXPENSES AND OTHER ASSETS ..........................................            9,328            2,024                0
                                                                                  -------------------------------------------------
   TOTAL ASSETS ...............................................................      523,167,996      398,162,257          149,828
                                                                                  -------------------------------------------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ...........................................           12,243           39,643                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......................            8,164           25,119               33
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................................          113,325           86,413           24,257
                                                                                  -------------------------------------------------
   TOTAL LIABILITIES ..........................................................          133,732          151,175           24,290
                                                                                  -------------------------------------------------
   TOTAL NET ASSETS ...........................................................   $  523,034,264   $  398,011,082   $      125,538
                                                                                  =================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................................   $  502,340,652   $  349,848,512   $      120,703
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................       (2,777,097)         824,179             (163)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................       30,198,956       12,273,267             (855)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES  AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
      IN FOREIGN CURRENCIES ...................................................       (6,728,247)      35,065,124            5,853
                                                                                  -------------------------------------------------
   TOTAL NET ASSETS ...........................................................   $  523,034,264   $  398,011,082   $      125,538
                                                                                  -------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................................   $    3,194,691   $   80,611,960   $       59,773
   SHARES OUTSTANDING - CLASS A ...............................................          114,130        5,056,445            5,613
   NET ASSET VALUE PER SHARE - CLASS A ........................................   $        27.99   $        15.94   $        10.65
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..............................   $        29.70   $        16.91   $        11.30
   NET ASSETS - CLASS B .......................................................   $      864,079   $   13,168,415              N/A
   SHARES OUTSTANDING - CLASS B ...............................................           31,766          865,588              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....................   $        27.20   $        15.21              N/A
   NET ASSETS - CLASS C .......................................................   $      261,543   $    4,374,328   $       50,661
   SHARES OUTSTANDING - CLASS C ...............................................            9,535          287,592            4,773
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....................   $        27.43   $        15.21   $        10.61
   NET ASSETS - ADMINISTRATOR CLASS ...........................................   $  518,713,951   $  299,856,379   $       15,104
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................................       18,347,599       18,607,568            1,417
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .........   $        28.27   $        16.11   $        10.66
                                                                                  -------------------------------------------------
   INVESTMENTS AT COST ........................................................   $  529,834,097   $  362,892,525   $      135,790
                                                                                  =================================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                                      STATEMENTS OF OPERATIONS--
                             FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                     DIVERSIFIED
                                                                                  C&B LARGE CAP      DIVERSIFIED           SMALL
                                                                                     VALUE FUND      EQUITY FUND        CAP FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................    $   7,274,370   $   10,908,700   $   3,253,125
   INTEREST ..................................................................              179                0             104
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...............                0            1,305           3,336
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......................       (2,553,472)      (4,037,543)     (2,565,675)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......................          243,918          296,317          41,198
                                                                                  -----------------------------------------------
   TOTAL INVESTMENT INCOME ...................................................        4,964,995        7,168,779         732,088
                                                                                  -----------------------------------------------

EXPENSES
   ADVISORY FEES .............................................................                0        1,661,568         929,148
   ADMINISTRATION FEES
     FUND LEVEL ..............................................................          170,579          332,314         185,830
     CLASS A .................................................................           92,876          174,356             N/A
     CLASS B .................................................................           38,763           69,967             N/A
     CLASS C .................................................................           22,954            9,288             N/A
     CLASS D .................................................................          261,078              N/A             N/A
     CLASS Z .................................................................              N/A              N/A             N/A
     ADMINISTRATOR CLASS .....................................................          152,792          574,052         371,659
     INSTITUTIONAL CLASS .....................................................           31,930              N/A             N/A
     INVESTOR CLASS ..........................................................              N/A              N/A             N/A
   SHAREHOLDER SERVICING FEES ................................................          753,115        1,661,568         929,148
   ACCOUNTING FEES ...........................................................           40,965           14,954          27,440
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .................................................................          103,831          187,411             N/A
     CLASS C .................................................................           61,484           24,881             N/A
   PROFESSIONAL FEES .........................................................            8,756           14,206           9,675
   REGISTRATION FEES .........................................................           39,078           58,778           6,848
   SHAREHOLDER REPORTS .......................................................           54,018          191,753         127,863
   TRUSTEES' FEES ............................................................            4,478            4,478           4,478
   OTHER FEES AND EXPENSES ...................................................            8,295           17,634           8,783
                                                                                  -----------------------------------------------
   TOTAL EXPENSES ............................................................        1,844,992        4,997,208       2,600,872
                                                                                  -----------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................         (475,836)      (1,651,394)       (665,400)
   NET EXPENSES ..............................................................        1,369,156        3,345,814       1,935,472
                                                                                  -----------------------------------------------
   NET INVESTMENT INCOME (LOSS) ..............................................        3,595,839        3,822,965      (1,203,384)
                                                                                  -----------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........                0               65               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................       25,351,501       84,243,916      37,108,051
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM MASTER PORTFOLIOS .......                0            8,112               0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....................                0          138,803        (129,701)
                                                                                  -----------------------------------------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................       25,351,501       84,390,896      36,978,350
                                                                                  -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................        6,875,457       19,997,885      33,754,381
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER
     PORTFOLIOS ..............................................................                0           14,688         102,234
                                                                                  -----------------------------------------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......        6,875,457       20,012,573      33,856,615
                                                                                  -----------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................       32,226,958      104,403,469      70,834,965
                                                                                  -----------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........    $  35,822,797   $  108,226,434   $  69,631,581
                                                                                  ===============================================

(1) NET OF FOREIGN WITHHOLDING TAXES OF ......................................    $           0   $      105,627   $       3,963
(2) THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                                       EMERGING           EQUITY          EQUITY
                                                                                 GROWTH FUND(2)      INCOME FUND      VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................   $          365   $    8,257,746   $   1,062,983
   INTEREST ..................................................................                0                0               4
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...............                0                0               0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......................           (1,397)      (2,509,242)       (407,974)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......................               81          544,181          49,625
                                                                                 ------------------------------------------------
   TOTAL INVESTMENT INCOME ...................................................             (951)       6,292,685         704,638
                                                                                 ------------------------------------------------

EXPENSES
   ADVISORY FEES .............................................................                0                0               0
   ADMINISTRATION FEES
     FUND LEVEL ..............................................................               69          166,116          26,373
     CLASS A .................................................................              N/A          247,094           6,681
     CLASS B .................................................................              N/A           49,097           3,847
     CLASS C .................................................................              N/A            6,830             687
     CLASS D .................................................................              N/A              N/A             N/A
     CLASS Z .................................................................              N/A              N/A             N/A
     ADMINISTRATOR CLASS .....................................................                8          224,010          38,737
     INSTITUTIONAL CLASS .....................................................              N/A              N/A           8,003
     INVESTOR CLASS ..........................................................              136              N/A             N/A
   SHAREHOLDER SERVICING FEES ................................................              344          830,579         106,856
   ACCOUNTING FEES ...........................................................            3,294           27,786          21,427
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .................................................................              N/A          131,511          10,304
     CLASS C .................................................................              N/A           18,294           1,842
   PROFESSIONAL FEES .........................................................            1,454            8,556           4,943
   REGISTRATION FEES .........................................................            2,466           24,624          14,294
   SHAREHOLDER REPORTS .......................................................            3,287          133,493           3,542
   TRUSTEES' FEES ............................................................            1,414            4,478           4,478
   OTHER FEES AND EXPENSES ...................................................              656           16,868           1,347
                                                                                 ------------------------------------------------
   TOTAL EXPENSES ............................................................           13,128        1,889,336         253,361
                                                                                 ------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................          (12,400)        (601,427)        (87,350)
   NET EXPENSES ..............................................................              728        1,287,909         166,011
                                                                                 ------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ..............................................           (1,679)       5,004,776         538,627
                                                                                 ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........                0            6,437               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................          (43,153)      74,278,974       4,344,705
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM MASTER PORTFOLIOS .......                0                0               0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....................                0                0               0
                                                                                 ------------------------------------------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................          (43,153)      74,285,411       4,344,705
                                                                                 ------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................           52,028      (24,626,840)      5,172,260
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER
     PORTFOLIOS ..............................................................                0                0               0
                                                                                 ------------------------------------------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......           52,028      (24,626,840)      5,172,260
                                                                                 ------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................            8,875       49,658,571       9,516,965
                                                                                 ------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $        7,196   $   54,663,347   $  10,055,592
                                                                                 ================================================

(1) NET OF FOREIGN WITHHOLDING TAXES OF ......................................   $            0   $            0   $         775
(2) THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2007.

                                                                                         GROWTH    INTERNATIONAL
                                                                                    EQUITY FUND       VALUE FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................   $    3,309,264   $    2,063,026
   INTEREST ..................................................................                8                0
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...............                0                0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......................       (2,242,368)        (923,551)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......................           60,989           13,186
                                                                                 --------------------------------
   TOTAL INVESTMENT INCOME ...................................................        1,127,893        1,152,661
                                                                                 --------------------------------

EXPENSES
   ADVISORY FEES .............................................................          725,008                0
   ADMINISTRATION FEES
     FUND LEVEL ..............................................................          145,002           43,324
     CLASS A .................................................................           41,192            6,878
     CLASS B .................................................................           11,281            2,145
     CLASS C .................................................................            1,520              701
     CLASS D .................................................................              N/A              N/A
     CLASS Z .................................................................              N/A              N/A
     ADMINISTRATOR CLASS .....................................................          197,161           83,170
     INSTITUTIONAL CLASS .....................................................           58,848                4
     INVESTOR CLASS ..........................................................              N/A              N/A
   SHAREHOLDER SERVICING FEES ................................................          541,109          216,609
   ACCOUNTING FEES ...........................................................           23,602           23,021
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .................................................................           30,217            5,745
     CLASS C .................................................................            4,071            1,878
   PROFESSIONAL FEES .........................................................            7,490            4,224
   REGISTRATION FEES .........................................................           19,376           16,667
   SHAREHOLDER REPORTS .......................................................                0                0
   TRUSTEES' FEES ............................................................            4,478            4,478
   OTHER FEES AND EXPENSES ...................................................            8,320              605
                                                                                 --------------------------------
   TOTAL EXPENSES ............................................................        1,818,675          409,449
                                                                                 --------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................         (438,773)        (220,407)
   NET EXPENSES ..............................................................        1,379,902          189,042
                                                                                 --------------------------------
   NET INVESTMENT INCOME (LOSS) ..............................................         (252,009)         963,619
                                                                                 --------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........               60                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................       44,820,288        2,156,991
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM MASTER PORTFOLIOS .......            7,898                0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....................           22,727                0
                                                                                 --------------------------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................       44,850,973        2,156,991
                                                                                 --------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........                0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................        8,722,617       23,062,677
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER
     PORTFOLIOS ..............................................................           20,921                0
                                                                                 --------------------------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......        8,743,538       23,062,677
                                                                                 --------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................       53,594,511       25,219,668
                                                                                 --------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $   53,342,502   $   26,183,287
                                                                                 ================================

(1) NET OF FOREIGN WITHHOLDING TAXES OF ......................................   $       92,792   $       91,665
(2) THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2007.

                                                                                      LARGE CAP            LARGE
                                                                                   APPRECIATION          COMPANY
                                                                                           FUND      GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................   $      612,307   $    9,532,983
   INTEREST ..................................................................                0           15,919
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...............                0                0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......................         (328,186)      (7,912,781)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......................           19,630          464,152
                                                                                 --------------------------------
   TOTAL INVESTMENT INCOME ...................................................          303,751        2,100,273
                                                                                 --------------------------------

EXPENSES
   ADVISORY FEES .............................................................                0                0
   ADMINISTRATION FEES
     FUND LEVEL ..............................................................           22,229          554,130
     CLASS A .................................................................           51,948          679,760
     CLASS B .................................................................            5,266          133,938
     CLASS C .................................................................            1,215           19,905
     CLASS D .................................................................              N/A              N/A
     CLASS Z .................................................................              N/A          235,025
     ADMINISTRATOR CLASS .....................................................           23,586          699,548
     INSTITUTIONAL CLASS .....................................................                4           47,016
     INVESTOR CLASS ..........................................................              N/A              N/A
   SHAREHOLDER SERVICING FEES ................................................          111,131        2,623,727
   ACCOUNTING FEES ...........................................................           12,061           68,044
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .................................................................           14,104          358,761
     CLASS C .................................................................            3,252           53,316
   PROFESSIONAL FEES .........................................................            4,953           25,896
   REGISTRATION FEES .........................................................           17,651           92,759
   SHAREHOLDER REPORTS .......................................................            3,796          292,004
   TRUSTEES' FEES ............................................................            4,478            4,478
   OTHER FEES AND EXPENSES ...................................................            1,500           34,553
                                                                                 --------------------------------
   TOTAL EXPENSES ............................................................          277,174        5,922,860
                                                                                 --------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................          (71,125)      (1,581,767)
   NET EXPENSES ..............................................................          206,049        4,341,093
                                                                                 --------------------------------
   NET INVESTMENT INCOME (LOSS) ..............................................           97,702       (2,240,820)
                                                                                 --------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........                0           92,017
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................        2,961,867       80,189,099
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM MASTER PORTFOLIOS .......                0                0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....................                0                0
                                                                                 --------------------------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................        2,961,867       80,281,116
                                                                                 --------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........                0       15,227,368
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................        2,715,165       29,534,892
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER
     PORTFOLIOS ..............................................................                0                0
                                                                                 --------------------------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......        2,715,165       44,762,260
                                                                                 --------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................        5,677,032      125,043,376
                                                                                 --------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $    5,774,734   $  122,802,556
                                                                                 ================================

(1) NET OF FOREIGN WITHHOLDING TAXES OF ......................................   $            0   $            0
(2) THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2007.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                                      STATEMENTS OF OPERATIONS--
                             FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          SMALL            SMALL       STRATEGIC
                                                                                        COMPANY          COMPANY       SMALL CAP
                                                                                    GROWTH FUND       VALUE FUND   VALUE FUND(2)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................   $    1,218,625   $    2,493,119   $         414
   INTEREST ..................................................................            1,777           14,578               3
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......................       (2,397,713)      (1,812,171)           (344)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......................            3,272           17,951               0
                                                                                 ------------------------------------------------
   TOTAL INVESTMENT INCOME ...................................................       (1,174,039)         713,477              73
                                                                                 ------------------------------------------------

EXPENSES
   ADMINISTRATION FEES
     FUND LEVEL ..............................................................          132,548           97,607              17
     CLASS A .................................................................            4,446          115,356              43
     CLASS B .................................................................            1,229           19,046             N/A
     CLASS C .................................................................              334            6,510              37
     ADMINISTRATOR CLASS .....................................................          262,951          144,888               6
   SHAREHOLDER SERVICING FEES ................................................          662,742          488,035              85
   ACCOUNTING FEES ...........................................................           31,408           19,147          13,328
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .................................................................            3,291           51,016             N/A
     CLASS C .................................................................              895           17,439              99
   PROFESSIONAL FEES .........................................................            7,499            7,083           4,648
   REGISTRATION FEES .........................................................           16,525           17,940           6,246
   SHAREHOLDER REPORTS .......................................................           21,118           41,573           8,328
   TRUSTEES' FEES ............................................................            4,478            4,478           3,581
   OTHER FEES AND EXPENSES ...................................................            7,502            5,860           1,665
                                                                                 ------------------------------------------------
   TOTAL EXPENSES ............................................................        1,156,966        1,035,978          38,083
                                                                                 ------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................         (360,617)        (293,359)        (37,847)
   NET EXPENSES ..............................................................          796,349          742,619             236
                                                                                 ------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ..............................................       (1,970,388)         (29,142)           (163)
                                                                                 ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........               13                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................       35,284,695       18,046,085            (855)
                                                                                 ------------------------------------------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................       35,284,708       18,046,085            (855)
                                                                                 ------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................       10,967,332       19,107,102           5,853
                                                                                 ------------------------------------------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......       10,967,332       19,107,102           5,853
                                                                                 ------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................       46,252,040       37,153,187           4,998
                                                                                 ------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $   44,281,652   $   37,124,045   $       4,835
                                                                                 ================================================

(1) NET OF FOREIGN WITHHOLDING TAXES OF ......................................   $            0   $            0   $           1
(2) THIS FUND COMMENCED OPERATIONS ON OCTOBER 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    C&B LARGE CAP VALUE FUND
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $    573,433,950   $      517,037,985

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          3,595,839            7,202,466
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         25,351,501           24,869,878
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          6,875,457           45,241,722
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         35,822,797           77,314,066
                                                                                             --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................................           (725,169)            (268,713)
     CLASS B .............................................................................           (107,832)                   0
     CLASS C .............................................................................            (64,632)                   0
     CLASS D .............................................................................         (2,067,996)            (824,165)
     ADMINISTRATOR CLASS .................................................................         (3,407,267)          (1,530,614)
     INSTITUTIONAL CLASS .................................................................         (1,149,462)            (578,225)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................................         (2,857,862)          (1,068,091)
     CLASS B .............................................................................         (1,211,422)            (507,201)
     CLASS C .............................................................................           (706,094)            (284,881)
     CLASS D .............................................................................         (8,253,863)          (3,306,953)
     ADMINISTRATOR CLASS .................................................................        (11,381,326)          (4,260,741)
     INSTITUTIONAL CLASS .................................................................         (3,313,919)          (1,273,864)
                                                                                             --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (35,246,844)         (13,903,448)
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ..........................................         29,667,770           27,555,960
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ......................................          3,239,730            1,251,407
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ............................................        (20,109,453)         (29,601,068)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS A ................................................................................         12,798,047             (793,701)
                                                                                             --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ..........................................          3,459,617            5,636,342
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ......................................          1,277,979              493,230
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ............................................         (3,574,461)          (7,199,736)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS B ................................................................................          1,163,135           (1,070,164)
                                                                                             --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ..........................................          2,367,922            3,962,121
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ......................................            758,065              279,904
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ............................................         (1,345,473)          (3,839,824)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS C ................................................................................          1,780,514              402,201
                                                                                             --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...................................................         58,898,929           45,031,484
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ...............................................         10,033,129            4,057,175
   COST OF SHARES REDEEMED - CLASS D .....................................................        (47,523,066)         (67,576,852)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS D ................................................................................         21,408,992          (18,488,193)
                                                                                             --------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..............................        334,277,129          115,744,497
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........................         13,836,710            5,618,797
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ................................        (52,838,767)        (107,286,640)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ....................................................................        295,275,072           14,076,654
                                                                                             --------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ..............................         26,787,193            7,031,136
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........................          3,951,266            1,709,892
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ................................         (9,028,485)          (9,882,478)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ....................................................................         21,709,974           (1,141,450)
                                                                                             --------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................                N/A                  N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INVESTOR CLASS .........................................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        354,135,734           (7,014,653)
                                                                                             ======================================
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        354,711,687           56,395,965
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $    928,145,637   $      573,433,950
                                                                                             ======================================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

(2)   THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                              DIVERSIFIED EQUITY FUND              DIVERSIFIED SMALL CAP FUND
                                                        ------------------------------------  ------------------------------------
                                                                 FOR THE                               FOR THE
                                                        SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                          MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                             (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................  $  1,321,788,326    $  1,371,303,220    $  679,773,909     $   564,317,639

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................         3,822,965          10,105,575        (1,203,384)           (860,299)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........        84,390,896         112,132,013        36,978,350          70,047,157
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ...................        20,012,573          (3,051,766)       33,856,615         (30,111,444)
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...................................       108,226,434         119,185,822        69,631,581          39,075,414
                                                        ---------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .........................................          (671,707)           (362,967)              N/A                 N/A
     CLASS B .........................................                 0                   0               N/A                 N/A
     CLASS C .........................................                 0                   0               N/A                 N/A
     CLASS D .........................................               N/A                 N/A               N/A                 N/A
     ADMINISTRATOR CLASS .............................        (9,058,518)         (6,395,366)                0                   0
     INSTITUTIONAL CLASS .............................               N/A                 N/A               N/A                 N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .........................................       (11,051,609)        (13,833,788)              N/A                 N/A
     CLASS B .........................................        (4,740,202)         (7,495,649)              N/A                 N/A
     CLASS C .........................................          (622,110)           (855,277)              N/A                 N/A
     CLASS D .........................................               N/A                 N/A               N/A                 N/A
     ADMINISTRATOR CLASS .............................      (104,474,681)       (136,966,613)      (76,923,297)        (51,030,568)
     INSTITUTIONAL CLASS .............................               N/A                 N/A               N/A                 N/A
                                                        ---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................      (130,618,827)       (165,909,660)      (76,923,297)        (51,030,568)
                                                        ---------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ......        11,986,374          20,725,151               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..        11,406,046          13,732,370               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ........       (14,835,455)        (29,452,835)              N/A                 N/A
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A .........         8,556,965           5,004,686               N/A                 N/A
                                                        ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ......         1,161,167           3,049,493               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..         4,659,772           7,360,019               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ........        (9,432,186)        (21,606,477)              N/A                 N/A
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B .........        (3,611,247)        (11,196,965)              N/A                 N/A
                                                        ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ......           374,990             466,675               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..           607,689             824,249               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ........          (769,874)         (1,702,440)              N/A                 N/A
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C .........           212,805            (411,516)              N/A                 N/A
                                                        ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...............               N/A                 N/A               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ...........               N/A                 N/A               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS D .................               N/A                 N/A               N/A                 N/A
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS D .........               N/A                 N/A               N/A                 N/A
                                                        ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS
     (NOTE 1) ........................................        55,455,601       1,215,750,963       188,063,605         355,295,331
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS (NOTE 1) ..................................       110,810,483         138,664,282        68,985,161          43,789,231
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS
     (NOTE 1) ........................................      (181,852,014)     (1,350,602,506)     (122,560,085)       (271,673,138)
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
   CLASS .............................................       (15,585,930)          3,812,739       134,488,681         127,411,424
                                                        ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS
     (NOTE 1) ........................................               N/A                 N/A               N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS (NOTE 1) ..................................               N/A                 N/A               N/A                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS
     (NOTE 1) ........................................               N/A                 N/A               N/A                 N/A
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS .............................................               N/A                 N/A               N/A                 N/A
                                                        ---------------------------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........               N/A                 N/A               N/A                 N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..........               N/A                 N/A               N/A                 N/A
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ..               N/A                 N/A               N/A                 N/A
                                                        ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...................       (10,427,407)         (2,791,056)      134,488,681         127,411,424
                                                        ===========================================================================
NET INCREASE (DECREASE) IN NET ASSETS ................       (32,819,800)        (49,514,894)      127,196,965         115,456,270
                                                        ===========================================================================
ENDING NET ASSETS ....................................  $  1,288,968,526    $  1,321,788,326    $  806,970,874     $   679,773,909
                                                        ===========================================================================

                                                           EMERGING
                                                          GROWTH FUND               EQUITY INCOME FUND
                                                        ----------------  -------------------------------------
                                                                 FOR THE          FOR THE
                                                            PERIOD ENDED  SIX MONTHS ENDED              FOR THE
                                                          MARCH 31, 2007    MARCH 31, 2007           YEAR ENDED
                                                          (UNAUDITED)(2)       (UNAUDITED)   SEPTEMBER 30, 2006
                                                        --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................  $              0  $    747,083,229   $    1,008,301,692

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................            (1,679)        5,004,776           12,877,738
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........           (43,153)       74,285,411           86,823,512
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ...................            52,028       (24,626,840)         (17,284,989)
                                                        --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...................................             7,196        54,663,347           82,416,261
                                                        --------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .........................................               N/A        (2,224,456)          (2,612,630)
     CLASS B .........................................               N/A          (275,896)            (339,723)
     CLASS C .........................................               N/A           (38,683)             (35,647)
     CLASS D .........................................               N/A               N/A                  N/A
     ADMINISTRATOR CLASS .............................               N/A        (5,464,676)         (10,054,604)
     INSTITUTIONAL CLASS .............................               N/A               N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .........................................               N/A       (22,660,163)         (34,907,773)
     CLASS B .........................................               N/A        (4,580,954)         (10,697,534)
     CLASS C .........................................               N/A          (597,097)          (1,153,791)
     CLASS D .........................................               N/A               N/A                  N/A
     ADMINISTRATOR CLASS .............................               N/A       (62,644,476)        (135,597,732)
     INSTITUTIONAL CLASS .............................               N/A               N/A                  N/A
                                                        --------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................               N/A       (98,486,401)        (195,399,434)
                                                        --------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ......               N/A        10,939,561           19,219,022
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..               N/A        23,683,335           35,504,138
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ........               N/A       (21,155,770)         (47,950,741)
                                                        --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A .........               N/A        13,467,126            6,772,419
                                                        --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ......               N/A           884,810            1,466,968
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..               N/A         4,655,943           10,573,557
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ........               N/A       (12,324,930)         (25,631,822)
                                                        --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B .........               N/A        (6,784,177)         (13,591,297)
                                                        --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ......               N/A           137,904              262,830
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..               N/A           567,224            1,092,721
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ........               N/A          (633,390)          (2,681,774)
                                                        --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C .........               N/A            71,738           (1,326,223)
                                                        --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...............               N/A               N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D ...........               N/A               N/A                  N/A
   COST OF SHARES REDEEMED - CLASS D .................               N/A               N/A                  N/A
                                                        --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS D .........               N/A               N/A                  N/A
                                                        --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS
     (NOTE 1) ........................................            13,660        33,047,136          240,199,983
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS (NOTE 1) ..................................                 0        33,554,671           65,780,370
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS
     (NOTE 1) ........................................                 0      (225,016,472)        (446,070,542)
                                                        --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
   CLASS .............................................            13,660      (158,414,665)        (140,090,189)
                                                        --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS
     (NOTE 1) ........................................               N/A               N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS (NOTE 1) ..................................               N/A               N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS
     (NOTE 1) ........................................               N/A               N/A                  N/A
                                                        --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS .............................................               N/A               N/A                  N/A
                                                        --------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........         1,067,788               N/A                  N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..........           (17,561)              N/A                  N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ..         1,050,227               N/A                  N/A
                                                        --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...................         1,063,887      (151,659,978)        (148,235,290)
                                                        ========================================================
NET INCREASE (DECREASE) IN NET ASSETS ................         1,071,083      (195,483,032)        (261,218,463)
                                                        ========================================================
ENDING NET ASSETS ....................................  $      1,071,083  $    551,600,197   $      747,083,229
                                                        ========================================================

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    C&B LARGE CAP VALUE FUND
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ........................................................          2,967,661            3,096,420
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .....................            324,443              143,185
   SHARES REDEEMED - CLASS A (NOTE 1) ....................................................         (2,013,259)          (3,316,584)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................          1,278,845              (76,979)
                                                                                             --------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) ........................................................            351,722              638,575
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .....................            129,273               56,824
   SHARES REDEEMED - CLASS B (NOTE 1) ....................................................           (363,752)            (811,263)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................            117,243             (115,864)
                                                                                             --------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) ........................................................            240,811              451,386
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .....................             76,682               32,247
   SHARES REDEEMED - CLASS C (NOTE 1) ....................................................           (137,624)            (432,785)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................            179,869               50,848
                                                                                             --------------------------------------
   SHARES SOLD - CLASS D .................................................................          5,927,700            5,031,511
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ..............................          1,005,540              464,209
   SHARES REDEEMED - CLASS D .............................................................         (4,834,987)          (7,566,922)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ..................................          2,098,253           (2,071,202)
                                                                                             --------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................................         34,109,570           13,024,434
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........          1,383,607              642,231
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................         (5,309,723)         (12,055,215)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................         30,183,454            1,611,450
                                                                                             --------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ............................................          2,671,163              768,170
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........            393,177              194,825
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ........................................           (889,265)          (1,066,003)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................          2,175,075             (103,008)
                                                                                             --------------------------------------
   SHARES SOLD - INVESTOR CLASS ..........................................................                N/A                  N/A
   SHARES REDEEMED - INVESTOR CLASS ......................................................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................                N/A                  N/A
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..         36,032,739             (704,755)
                                                                                             ======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $      1,695,648   $       (5,622,167)
                                                                                             ======================================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (SEE NOTE 1).

(2)   THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                DIVERSIFIED EQUITY FUND            DIVERSIFIED SMALL CAP FUND
                                                       -------------------------------------  -------------------------------------
                                                                FOR THE                                FOR THE
                                                       SIX MONTHS ENDED              FOR THE  SIX MONTHS ENDED              FOR THE
                                                         MARCH 31, 2007           YEAR ENDED    MARCH 31, 2007           YEAR ENDED
                                                            (UNAUDITED)   SEPTEMBER 30, 2006       (UNAUDITED)   SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ...................           298,208              520,933               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS A (NOTE 1) ..............           288,094              355,665               N/A                  N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ...............          (366,717)            (744,811)              N/A                  N/A
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ............................           219,585              131,787               N/A                  N/A
                                                       -----------------------------------------------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) ...................            30,150               80,315               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS B (NOTE 1) ..............           123,996              199,081               N/A                  N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ...............          (245,770)            (567,007)              N/A                  N/A
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ............................           (91,624)            (287,611)              N/A                  N/A
                                                       -----------------------------------------------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) ...................             9,359               12,047               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS C (NOTE 1) ..............            15,900               21,951               N/A                  N/A
   SHARES REDEEMED - CLASS C (NOTE 1) ...............           (19,625)             (44,278)              N/A                  N/A
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C ............................             5,634              (10,280)              N/A                  N/A
                                                       -----------------------------------------------------------------------------
   SHARES SOLD - CLASS D ............................               N/A                  N/A               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS D .......................               N/A                  N/A               N/A                  N/A
   SHARES REDEEMED - CLASS D ........................               N/A                  N/A               N/A                  N/A
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS D ............................               N/A                  N/A               N/A                  N/A
                                                       -----------------------------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .......         1,380,814           31,658,220        13,117,883           23,954,430
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..         2,790,746            3,583,101         4,864,962            3,096,834
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...        (4,533,310)         (35,065,932)       (8,372,683)         (18,387,794)
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - ADMINISTRATOR CLASS ................          (361,750)             175,389         9,610,162            8,663,470
                                                       -----------------------------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .......               N/A                  N/A               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..               N/A                  N/A               N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...               N/A                  N/A               N/A                  N/A
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS ................               N/A                  N/A               N/A                  N/A
                                                       -----------------------------------------------------------------------------
   SHARES SOLD - INVESTOR CLASS .....................               N/A                  N/A               N/A                  N/A
   SHARES REDEEMED - INVESTOR CLASS .................               N/A                  N/A               N/A                  N/A
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INVESTOR CLASS .....................               N/A                  N/A               N/A                  N/A
                                                       -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM CAPITAL
      SHARE TRANSACTIONS ............................          (228,155)               9,285         9,610,162            8,663,470
                                                       =============================================================================
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) .........................  $      1,132,907   $        7,040,167  $     (1,369,446)  $         (166,062)
                                                       =============================================================================

                                                                             EMERGING
                                                                            GROWTH FUND                EQUITY INCOME FUND
                                                                          --------------   ---------------------------------------
                                                                                 FOR THE            FOR THE
                                                                            PERIOD ENDED   SIX MONTHS ENDED               FOR THE
                                                                          MARCH 31, 2007     MARCH 31, 2007            YEAR ENDED
                                                                          (UNAUDITED)(2)        (UNAUDITED)    SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .....................................              N/A            350,596               614,148
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..              N/A            786,586             1,180,339
   SHARES REDEEMED - CLASS A (NOTE 1) .................................              N/A           (680,325)           (1,533,683)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............              N/A            456,857               260,804
                                                                          --------------------------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) .....................................              N/A             28,160                46,788
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..              N/A            154,773               352,094
   SHARES REDEEMED - CLASS B (NOTE 1) .................................              N/A           (395,030)             (819,525)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...............              N/A           (212,097)             (420,643)
                                                                          --------------------------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) .....................................              N/A              4,157                 7,967
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..              N/A             17,959                34,887
   SHARES REDEEMED - CLASS C (NOTE 1) .................................              N/A            (19,169)              (81,232)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............              N/A              2,947               (38,378)
                                                                          --------------------------------------------------------
   SHARES SOLD - CLASS D ..............................................              N/A                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ...........              N/A                N/A                   N/A
   SHARES REDEEMED - CLASS D ..........................................              N/A                N/A                   N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ...............              N/A                N/A                   N/A
                                                                          --------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................            1,374          1,075,623             7,996,617
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS
      (NOTE 1) ........................................................                0          1,115,591             2,189,391
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................                0         (7,264,690)          (14,496,682)
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...            1,374         (5,073,476)           (4,310,674)
                                                                          --------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .........................              N/A                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS
      (NOTE 1) ........................................................              N/A                N/A                   N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .....................              N/A                N/A                   N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...              N/A                N/A                   N/A
                                                                          --------------------------------------------------------
   SHARES SOLD - INVESTOR CLASS .......................................          105,125                N/A                   N/A
   SHARES REDEEMED - INVESTOR CLASS ...................................           (1,744)               N/A                   N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ........          103,381                N/A                   N/A
                                                                          --------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................          104,755         (4,825,769)           (4,508,891)
                                                                          ========================================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $       (1,679)  $     (2,654,293)   $          344,642
                                                                          ========================================================

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       EQUITY VALUE FUND
                                                                                            ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                               MARCH 31, 2007           YEAR ENDED
                                                                                                  (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $      79,447,616   $       69,665,565
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................             538,627              659,596
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           4,344,705            1,357,108
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................           5,172,260            5,286,012
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................          10,055,592            7,302,716
                                                                                            ---------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................................             (31,237)             (21,560)
      CLASS B ...........................................................................                   0                    0
      CLASS C                                                                                            (521)                   0
      ADMINISTRATOR CLASS ...............................................................            (683,069)            (200,582)
      INSTITUTIONAL CLASS ...............................................................                (101)                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................................            (113,073)              (8,112)
      CLASS B ...........................................................................             (64,106)              (5,083)
      CLASS C ...........................................................................             (12,111)                (783)
      ADMINISTRATOR CLASS ...............................................................          (1,826,416)            (133,040)
      INSTITUTIONAL CLASS ...............................................................                (252)                   0
                                                                                            ---------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................          (2,730,886)            (369,160)
                                                                                            ---------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .........................................             478,963            1,449,848
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .....................................             136,995               29,208
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ...........................................            (528,593)          (1,109,852)
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................................              87,365              369,204
                                                                                            ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .........................................             365,956              835,074
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .....................................              57,717                4,844
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ...........................................            (535,293)            (616,204)
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...............................................................            (111,620)             223,714
                                                                                            ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .........................................             106,664               74,208
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .....................................              12,284                  774
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ...........................................             (32,334)            (119,056)
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................................              86,614              (44,074)
                                                                                            ---------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................           9,412,035           21,213,549
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........................           2,265,440              321,545
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............................          (7,176,252)         (19,245,443)
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................................           4,501,223            2,289,651
                                                                                            ---------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............................          48,762,511               10,000
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........................                 353                    0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............................             (45,788)                   0
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................................          48,717,076               10,000
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................................          53,280,658            2,848,495
                                                                                            =======================================
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          60,605,364            9,782,051
                                                                                            =======================================
ENDING NET ASSETS .......................................................................   $     140,052,980   $       79,447,616
                                                                                            =======================================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (SEE NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                                                    GROWTH EQUITY FUND
                                                                                          --------------------------------------
                                                                                                   FOR THE
                                                                                          SIX MONTHS ENDED              FOR THE
                                                                                            MARCH 31, 2007           YEAR ENDED
                                                                                               (UNAUDITED)   SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................   $    559,419,027   $      560,778,729
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................           (252,009)           1,605,434
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................         44,850,973           59,134,309
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................          8,743,538          (16,269,320)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         53,342,502           44,470,423
                                                                                          --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................................................                  0               (4,096)
      CLASS B .........................................................................                  0                    0
      CLASS C .........................................................................                  0                    0
      ADMINISTRATOR CLASS .............................................................           (583,464)            (897,737)
      INSTITUTIONAL CLASS .............................................................           (515,915)            (577,908)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................................................         (3,215,834)          (3,374,983)
      CLASS B .........................................................................           (994,000)          (1,305,682)
      CLASS C .........................................................................           (125,440)            (141,261)
      ADMINISTRATOR CLASS .............................................................        (42,754,971)         (57,971,069)
      INSTITUTIONAL CLASS .............................................................        (15,932,542)         (19,564,840)
                                                                                          --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................................        (64,122,166)         (83,837,576)
                                                                                          --------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .......................................          4,613,613            7,893,629
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ...................................          3,176,293            3,322,262
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) .........................................         (2,806,987)          (5,889,347)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ..............................................................          4,982,919            5,326,544
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .......................................            813,482            1,540,213
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ...................................            966,072            1,279,429
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) .........................................         (1,585,419)          (2,931,479)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B ..............................................................            194,135             (111,837)
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .......................................            273,193              529,116
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ...................................            112,755              131,944
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) .........................................           (212,849)            (437,309)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C ..............................................................            173,099              223,751
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................         24,155,876           62,320,385
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......................         42,949,813           58,268,987
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............................        (90,844,708         (106,342,203)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATOR CLASS ..................................................        (23,739,019)          14,247,169
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...........................         16,334,215           38,418,099
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .......................         16,448,456           20,142,745
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .............................        (20,414,089)         (40,239,020)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS ..................................................         12,368,582           18,321,824
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS ........................................................................         (6,020,284)          38,007,451
                                                                                          ======================================
NET INCREASE (DECREASE) IN NET ASSETS .................................................        (16,799,948)          (1,359,702)
                                                                                          ======================================
ENDING NET ASSETS .....................................................................   $    542,619,079   $      559,419,027
                                                                                          ======================================

                                                                                                 INTERNATIONAL VALUE FUND
                                                                                          -------------------------------------
                                                                                                   FOR THE
                                                                                          SIX MONTHS ENDED              FOR THE
                                                                                            MARCH 31, 2007           YEAR ENDED
                                                                                               (UNAUDITED)   SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................   $    141,601,536   $          943,105
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................            963,619              315,945
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................          2,156,991              (61,248)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................         23,062,677            2,227,543
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................         26,183,287            2,482,240
                                                                                          --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................................................            (15,551)                   0
      CLASS B .........................................................................             (5,988)                   0
      CLASS C .........................................................................                  0                    0
      ADMINISTRATOR CLASS .............................................................                  0               (1,528)
      INSTITUTIONAL CLASS .............................................................                  0                    0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................................................             (1,404)              (2,123)
      CLASS B .........................................................................               (519)              (1,183)
      CLASS C .........................................................................               (157)                (273)
      ADMINISTRATOR CLASS .............................................................            (62,315)                (639)
      INSTITUTIONAL CLASS .............................................................                 (4)                   0
                                                                                          --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................................            (85,938)              (5,746)
                                                                                          --------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .......................................          8,763,885            1,504,789
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ...................................             16,482                2,061
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) .........................................           (654,783)            (266,643)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ..............................................................          8,125,584            1,240,207
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .......................................            850,081              943,314
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ...................................              6,210                1,183
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) .........................................           (143,732)            (117,503)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B ..............................................................            712,559              826,994
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .......................................            482,304              245,190
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ...................................                150                  273
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) .........................................            (79,035)             (14,886)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C ..............................................................            403,419              230,577
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................         43,879,327          137,225,907
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......................             62,248                2,168
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............................         (9,610,952)          (1,353,916)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATOR CLASS ..................................................         34,330,623          135,874,159
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...........................                  0               10,000
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .......................                  4                    0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .............................                  0                    0
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS ..................................................                  4               10,000
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS ........................................................................         43,572,189          138,181,937
                                                                                          ======================================
NET INCREASE (DECREASE) IN NET ASSETS .................................................         69,669,538          140,658,431
                                                                                          ======================================
ENDING NET ASSETS .....................................................................   $    211,271,074   $      141,601,536
                                                                                          ======================================

                                                                                               LARGE CAP APPRECIATION FUND
                                                                                          --------------------------------------
                                                                                                   FOR THE
                                                                                          SIX MONTHS ENDED              FOR THE
                                                                                            MARCH 31, 2007           YEAR ENDED
                                                                                               (UNAUDITED)   SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................   $     91,801,956   $       53,611,321
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................             97,702              116,186
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................          2,961,867            4,657,033
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................          2,715,165           (2,391,720)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................          5,774,734            2,381,499
                                                                                          --------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................................................            (26,395)                   0
      CLASS B .........................................................................                  0                    0
      CLASS C .........................................................................                  0                    0
      ADMINISTRATOR CLASS .............................................................           (153,390)             (40,003)
      INSTITUTIONAL CLASS .............................................................                (51)                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................................................         (2,652,905)          (1,752,260)
      CLASS B .........................................................................           (279,542)            (175,778)
      CLASS C .........................................................................            (64,374)             (45,586)
      ADMINISTRATOR CLASS .............................................................         (3,244,128)            (993,338)
      INSTITUTIONAL CLASS .............................................................               (747)                   0
                                                                                          --------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................................         (6,421,532)          (3,006,965)
                                                                                          --------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .......................................          8,932,650           24,723,809
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ...................................          2,657,120            1,748,119
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) .........................................        (11,255,066)         (21,386,799)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A ..............................................................            334,704            5,085,129
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .......................................            141,769            1,716,774
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ...................................            266,565              172,259
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) .........................................           (530,976)            (728,441)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B ..............................................................           (122,642)           1,160,592
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .......................................            104,665              401,475
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ...................................             62,696               43,760
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) .........................................           (228,804)            (304,811)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C ..............................................................            (61,443)             140,424
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................          7,499,625           37,223,551
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......................          3,256,951            1,000,385
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............................        (14,148,799)          (5,803,980)
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATOR CLASS ..................................................         (3,392,223)          32,419,956
                                                                                          --------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...........................                  0               10,000
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .......................                797                    0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .............................                  0                    0
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS ..................................................                797               10,000
                                                                                          --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS ........................................................................         (3,240,807)          38,816,101
                                                                                          ======================================
NET INCREASE (DECREASE) IN NET ASSETS .................................................         (3,887,605)          38,190,635
                                                                                          ======================================
ENDING NET ASSETS .....................................................................   $     87,914,351   $       91,801,956
                                                                                          ======================================

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        EQUITY VALUE FUND
                                                                                             ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                               MARCH 31, 2007            YEAR ENDED
                                                                                                   (UNAUDITED)   SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .........................................................            30,458               100,884
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ......................             8,649                 2,089
   SHARES REDEEMED - CLASS A (NOTE 1) .....................................................           (33,276)              (77,667)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................             5,831                25,306
                                                                                             ---------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) .........................................................            23,187                58,607
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ......................             3,688                   348
   SHARES REDEEMED - CLASS B (NOTE 1) .....................................................           (34,128)              (43,578)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................            (7,253)               15,377
                                                                                             ---------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) .........................................................             6,899                 5,092
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ......................               786                    55
   SHARES REDEEMED - CLASS C (NOTE 1) .....................................................            (2,052)               (8,637)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................             5,633                (3,490)
                                                                                             ---------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................           583,396             1,449,063
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........           140,934                22,689
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................          (445,904)           (1,321,717)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................           278,426               150,035
                                                                                             ---------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS(NOTE 1) ..............................................         3,032,124                   659
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........                22                     0
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................            (2,792)                    0
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................         3,029,354                   659
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...         3,311,991               187,887
                                                                                             =======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................  $        298,682    $          474,983
                                                                                             =======================================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (SEE NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                                                        GROWTH EQUITY FUND
                                                                                             ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                               MARCH 31, 2007            YEAR ENDED
                                                                                                  (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .........................................................           162,852               277,246
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ......................           115,965               120,678
   SHARES REDEEMED - CLASS A (NOTE 1) .....................................................           (99,416)             (206,554)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................           179,401               191,370
                                                                                             ---------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) .........................................................            32,473                60,022
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ......................            40,020                51,590
   SHARES REDEEMED - CLASS B (NOTE 1) .....................................................           (63,310)             (111,777)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................             9,183                  (165)
                                                                                             ---------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) .........................................................            10,699                19,357
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ......................             4,437                 5,087
   SHARES REDEEMED - CLASS C (NOTE 1) .....................................................            (8,371)              (16,072)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................             6,765                 8,372
                                                                                             ---------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................           850,340             2,181,020
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........         1,542,292             2,085,802
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................        (3,189,219)           (3,697,191)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................          (796,587)              569,631
                                                                                             ---------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS(NOTE 1) ..............................................           566,814             1,330,838
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........           589,724               720,379
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................          (707,995)           (1,400,810)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................           448,543               650,407
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...          (152,695)            1,419,615
                                                                                             =======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................  $       (604,711)   $          746,677
                                                                                             =======================================

                                                                                                     INTERNATIONAL VALUE FUND
                                                                                             ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                               MARCH 31, 2007            YEAR ENDED
                                                                                                  (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .........................................................           473,133                95,314
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ......................               901                   143
   SHARES REDEEMED - CLASS A (NOTE 1) .....................................................           (35,786)              (16,893)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................           438,248                78,564
                                                                                             ---------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) .........................................................            46,921                61,213
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ......................               344                    83
   SHARES REDEEMED - CLASS B (NOTE 1) .....................................................            (7,870)               (7,251)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................            39,395                54,045
                                                                                             ---------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) .........................................................            26,185                15,610
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ......................                 9                    19
   SHARES REDEEMED - CLASS C (NOTE 1) .....................................................            (4,233)               (1,001)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................            21,961                14,628
                                                                                             ---------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................         2,403,459             8,371,191
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........             3,422                   151
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................          (526,323)              (82,872)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................         1,880,558             8,288,470
                                                                                             ---------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS(NOTE 1) ..............................................                 1                   605
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........                 0                     0
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................                 0                     0
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................                 1                   605
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...         2,380,163             8,436,312
                                                                                             =======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................  $      1,260,870    $          318,790
                                                                                             =======================================

                                                                                                    LARGE CAP APPRECIATION FUND
                                                                                             ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                               MARCH 31, 2007            YEAR ENDED
                                                                                                  (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .........................................................           789,473             2,163,161
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ......................           238,752               154,838
   SHARES REDEEMED - CLASS A (NOTE 1) .....................................................          (996,804)           (1,877,352)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................            31,421               440,647
                                                                                             ---------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) .........................................................            13,192               155,333
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ......................            24,959                15,746
   SHARES REDEEMED - CLASS B (NOTE 1) .....................................................           (49,284)              (65,880)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................           (11,133)              105,199
                                                                                             ---------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) .........................................................             9,698                35,682
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ......................             5,871                 3,996
   SHARES REDEEMED - CLASS C (NOTE 1) .....................................................           (21,108)              (27,782)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................            (5,539)               11,896
                                                                                             ---------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................           652,877             3,307,821
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........           289,624                87,780
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................        (1,224,494)             (507,313)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................          (281,993)            2,888,288
                                                                                             ---------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS(NOTE 1) ..............................................                 0                   894
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..........                71                     0
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .........................................                 0                     0
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................                71                   894
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...          (267,173)            3,446,924
                                                                                             =======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................  $         (3,822)   $           78,312
                                                                                             =======================================

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    LARGE COMPANY GROWTH FUND
                                                                                             ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                               MARCH 31, 2007            YEAR ENDED
                                                                                                  (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................  $  2,298,957,455    $    2,813,219,775

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................        (2,240,820)           (8,188,056)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................        80,281,116            36,100,755
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................        44,762,260             8,990,017
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................       122,802,556            36,902,716
                                                                                             ---------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .............................................................................                 0              (703,209)
      CLASS B .............................................................................                 0                     0
      CLASS C .............................................................................                 0                     0
      CLASS Z .............................................................................                 0              (338,346)
      ADMINISTRATOR CLASS .................................................................                 0            (3,712,000)
      INSTITUTIONAL CLASS .................................................................                 0              (346,417)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .............................................................................                 0                     0
      CLASS B .............................................................................                 0                     0
      CLASS C .............................................................................                 0                     0
      CLASS Z .............................................................................                 0                     0
      ADMINISTRATOR CLASS .................................................................                 0                     0
      INSTITUTIONAL CLASS .................................................................                 0                     0
                                                                                             ---------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................                 0            (5,099,972)
                                                                                             ---------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ...........................................        61,785,918           175,855,653
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .......................................                 0               664,814
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) .............................................      (140,506,118)         (219,080,930)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ................................................................................       (78,720,200)          (42,560,463)
                                                                                             ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ...........................................         1,056,645             4,072,467
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .......................................                 0                     0
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) .............................................       (30,512,924)          (89,278,822)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ................................................................................       (29,456,279)          (85,206,355)
                                                                                             ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ...........................................           185,709               784,321
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .......................................                 0                     0
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) .............................................        (2,592,519)           (7,645,680)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ................................................................................        (2,406,810)           (6,861,359)
                                                                                             ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ...........................................         2,994,045             6,616,392
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) .......................................               869               335,751
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) .............................................       (16,485,823)          (27,435,620)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS Z ................................................................................       (13,490,909)          (20,483,477)
                                                                                             ---------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................       130,267,146         1,589,053,132
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................                 0             3,157,826
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .................................      (470,253,610)       (1,986,994,851)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................      (339,986,464)         (394,783,893)
                                                                                             ---------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...............................        25,264,080            44,477,516
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...........................                 0               221,464
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .................................       (29,778,692)          (40,868,497)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................        (4,514,612)            3,830,483
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........      (468,575,274)         (546,065,064)
                                                                                             =======================================
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (345,772,718)         (514,262,320)
                                                                                             =======================================
ENDING NET ASSETS .........................................................................  $  1,953,184,737    $    2,298,957,455
                                                                                             =======================================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

(2)   THIS FUND COMMENCED OPERATIONS ON OCTOBER 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                                                    SMALL COMPANY GROWTH FUND
                                                                                             ---------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED               FOR THE
                                                                                               MARCH 31, 2007            YEAR ENDED
                                                                                                  (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................  $    522,825,075    $      526,138,301

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................        (1,970,388)           (3,223,824)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................        35,284,708            72,581,143
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................        10,967,332           (33,975,241)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................        44,281,652            35,382,078
                                                                                             ---------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .............................................................................                 0                     0
      CLASS B .............................................................................                 0                     0
      CLASS C .............................................................................                 0                     0
      CLASS Z .............................................................................               N/A                   N/A
      ADMINISTRATOR CLASS .................................................................                 0                     0
      INSTITUTIONAL CLASS .................................................................               N/A                   N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .............................................................................          (492,194)             (188,199)
      CLASS B .............................................................................          (138,906)              (43,570)
      CLASS C .............................................................................           (38,228)               (9,399)
      CLASS Z .............................................................................               N/A                   N/A
      ADMINISTRATOR CLASS .................................................................       (80,941,828)          (39,157,391)
      INSTITUTIONAL CLASS .................................................................               N/A                   N/A
                                                                                             ---------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................       (81,611,156)          (39,398,559)
                                                                                             ---------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ...........................................           406,192             5,254,180
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .......................................           482,840               187,482
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) .............................................          (674,196)           (4,312,644)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .           214,836             1,129,018
                                                                                             ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ...........................................            44,488               427,498
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .......................................           128,419                43,432
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) .............................................          (138,559)             (105,541)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .            34,348               365,389
                                                                                             ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ...........................................            41,551               183,418
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .......................................            37,339                 9,334
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) .............................................            (9,365)              (51,506)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .            69,525               141,246
                                                                                             ---------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ...........................................               N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) .......................................               N/A                   N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) .............................................               N/A                   N/A
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z .               N/A                   N/A
                                                                                             ---------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................        45,023,909           144,719,859
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................        80,145,834            38,367,975
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .................................       (87,949,759)         (184,020,232)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................        37,219,984              (932,398)
                                                                                             ---------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ...............................               N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...........................               N/A                   N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .................................               N/A                   N/A
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................               N/A                   N/A
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........        37,538,693               703,255
                                                                                             =======================================
NET INCREASE (DECREASE) IN NET ASSETS .....................................................           209,189            (3,313,226)
                                                                                             =======================================
ENDING NET ASSETS .........................................................................  $    523,034,264    $      522,825,075
                                                                                             =======================================

                                                                                                                 STRATEGIC SMALL CAP
                                                                                  SMALL COMPANY VALUE FUND            VALUE FUND
                                                                           -----------------------------------  --------------------
                                                                                    FOR THE                                 FOR THE
                                                                           SIX MONTHS ENDED            FOR THE         PERIOD ENDED
                                                                             MARCH 31, 2007         YEAR ENDED       MARCH 31, 2007
                                                                                (UNAUDITED)  SEPTEMBER 30,2006       (UNAUDITED)(2)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................  $    372,392,902  $     233,665,412  $                 0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................           (29,142)           516,863                 (163)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................        18,046,085         22,923,203                 (855)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        19,107,102         (4,861,544)               5,853
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        37,124,045         18,578,522                4,835
                                                                           ---------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................                 0            (41,980)                   0
      CLASS B ...........................................................                 0                  0                  N/A
      CLASS C ...........................................................                 0                  0                    0
      CLASS Z ...........................................................               N/A                N/A                  N/A
      ADMINISTRATOR CLASS ...............................................          (114,943)          (404,456)                   0
      INSTITUTIONAL CLASS ...............................................               N/A                N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................        (5,803,424)        (6,595,774)                   0
      CLASS B ...........................................................          (991,292)        (1,347,107)                 N/A
      CLASS C ...........................................................          (341,400)          (438,280)                   0
      CLASS Z ...........................................................               N/A                N/A                  N/A
      ADMINISTRATOR CLASS ...............................................       (19,838,953)       (14,544,288)                   0
      INSTITUTIONAL CLASS ...............................................               N/A                N/A                  N/A
                                                                           ---------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................       (27,090,012)       (23,371,885)                   0
                                                                           ---------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) .........................        20,765,117         76,148,788               63,476
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .....................         5,610,773          6,419,529                    0
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ...........................       (29,352,645)       (71,808,515)              (6,000)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................        (2,976,755)        10,759,802               57,476
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) .........................           194,492          1,115,626                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .....................           954,080          1,296,407                  N/A
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ...........................        (1,709,610)        (4,237,981)                 N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...............................................          (561,038)        (1,825,948)                 N/A
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) .........................           134,363            924,625               73,235
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .....................           314,131            396,729                    0
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ...........................          (879,477)        (1,295,461)             (24,300)
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................          (430,983)            25,893               48,935
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) .........................               N/A                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) .....................               N/A                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) ...........................               N/A                N/A                  N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z ...............................................               N/A                N/A                  N/A
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............        73,867,929        351,986,538               14,292
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........        19,457,592         14,408,819                    0
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............       (73,772,598)      (231,834,251)                   0
                                                                           ---------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
      TRANSACTIONS - ADMINISTRATOR CLASS ................................        19,552,923        134,561,106               14,292
                                                                           ---------------------------------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .............               N/A                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........               N/A                N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ...............               N/A                N/A                  N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................               N/A                N/A                  N/A
                                                                           ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................        15,584,147        143,520,853              120,703
                                                                           =========================================================
NET INCREASE (DECREASE) IN NET ASSETS ...................................        25,618,180        138,727,490              125,538
                                                                           =========================================================
ENDING NET ASSETS .......................................................  $    398,011,082  $     372,392,902  $           125,538
                                                                           =========================================================

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   LARGE COMPANY GROWTH FUND
                                                                                            --------------------------------------
                                                                                                    FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                              MARCH 31, 2007           YEAR ENDED
                                                                                                 (UNAUDITED)   SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ........................................................         1,164,165            3,472,440
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .....................                 0               12,644
   SHARES REDEEMED - CLASS A (NOTE 1) ....................................................        (2,623,433)          (4,353,752)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................        (1,459,268)            (868,668)
                                                                                            --------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) ........................................................            22,677               89,457
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .....................                 0                    0
   SHARES REDEEMED - CLASS B (NOTE 1) ....................................................          (645,495)          (1,964,453)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................          (622,818)          (1,874,996)
                                                                                            --------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) ........................................................             3,914               17,203
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .....................                 0                    0
   SHARES REDEEMED - CLASS C (NOTE 1) ....................................................           (54,385)            (168,735)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................           (50,471)            (151,532)
                                                                                            --------------------------------------
   SHARES SOLD - CLASS Z (NOTE 1) ........................................................            59,505              137,622
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) .....................                18                6,737
   SHARES REDEEMED - CLASS Z (NOTE 1) ....................................................          (326,266)            (574,778)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................................          (266,743)            (430,419)
                                                                                            --------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................................         2,573,663           32,188,304
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                 0               63,157
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................        (9,276,814)         (40,350,840)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................        (6,703,151)          (8,099,379)
                                                                                            --------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ............................................           503,586              915,489
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .........                 0                4,428
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ........................................          (586,106)            (842,849)
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................           (82,520)              77,068
                                                                                            --------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        (9,184,971)         (11,347,926)
                                                                                            ======================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................  $     (5,268,418)  $       (3,027,598)
                                                                                            ======================================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (SEE NOTE 1).

(2)   THIS FUND COMMENCED OPERATIONS ON OCTOBER 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                            SMALL COMPANY GROWTH FUND                 SMALL COMPANY VALUE FUND
                                                      -------------------------------------   --------------------------------------
                                                               FOR THE                                 FOR THE
                                                      SIX MONTHS ENDED              FOR THE   SIX MONTHS ENDED              FOR THE
                                                        MARCH 31, 2007           YEAR ENDED     MARCH 31, 2007           YEAR ENDED
                                                           (UNAUDITED)   SEPTEMBER 30, 2006        (UNAUDITED)   SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ................              13,920              162,352          1,296,228            4,881,987
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS A (NOTE 1) ...........              17,424                6,330            356,226              425,172
   SHARES REDEEMED - CLASS A (NOTE 1) ............             (22,397)            (138,576)        (1,833,055)          (4,625,631)
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A .........................               8,947               30,106           (180,601)             681,528
                                                      ------------------------------------------------------------------------------
   SHARES SOLD - CLASS B (NOTE 1) ................               1,474               13,788             12,858               74,511
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS B (NOTE 1) ...........               4,760                1,487             63,352               88,856
   SHARES REDEEMED - CLASS B (NOTE 1) ............              (4,546)              (3,366)          (111,700)            (283,006)
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B .........................               1,688               11,909            (35,490)            (119,639)
                                                      ------------------------------------------------------------------------------
   SHARES SOLD - CLASS C (NOTE 1) ................               1,393                5,931              8,842               61,611
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS C (NOTE 1) ...........               1,372                  318             20,858               27,211
   SHARES REDEEMED - CLASS C (NOTE 1) ............                (308)              (1,675)           (57,484)             (86,630)
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C .........................               2,457                4,574            (27,784)               2,192
                                                      ------------------------------------------------------------------------------
   SHARES SOLD - CLASS Z (NOTE 1) ................                 N/A                  N/A                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS Z (NOTE 1) ...........                 N/A                  N/A                N/A                  N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) ............                 N/A                  N/A                N/A                  N/A
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS Z .........................                 N/A                  N/A                N/A                  N/A
                                                      ------------------------------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS
      (NOTE 1) ...................................           1,546,250            4,607,111          4,549,081           22,497,141
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) .............................           2,866,446            1,288,381          1,222,806              945,869
   SHARES REDEEMED - ADMINISTRATOR
      CLASS (NOTE 1) .............................          (2,940,160)          (5,891,039)        (4,547,360)         (14,785,998)
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - ADMINISTRATOR CLASS .............           1,472,536                4,453          1,224,527            8,657,012
                                                      ------------------------------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS
      (NOTE 1) ...................................                 N/A                  N/A                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) .............................                 N/A                  N/A                N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL
      CLASS (NOTE 1) .............................                 N/A                  N/A                N/A                  N/A
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS .............                 N/A                  N/A                N/A                  N/A
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ....................           1,485,628               51,042            980,652            9,221,093
                                                      ==============================================================================
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) ......................    $     (2,777,097)  $         (806,709)  $        824,179   $          968,264
                                                      ==============================================================================

                                                     STRATEGIC SMALL CAP
                                                         VALUE FUND
                                                     --------------------
                                                                 FOR THE
                                                            PERIOD ENDED
                                                          MARCH 31, 2007
                                                          (UNAUDITED)(2)
-------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ................                 6,172
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS A (NOTE 1) ...........                     0
   SHARES REDEEMED - CLASS A (NOTE 1) ............                  (559)
                                                     --------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A .........................                 5,613
                                                     --------------------
   SHARES SOLD - CLASS B (NOTE 1) ................                   N/A
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS B (NOTE 1) ...........                   N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ............                   N/A
                                                     --------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B .........................                   N/A
                                                     --------------------
   SHARES SOLD - CLASS C (NOTE 1) ................                 7,172
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS C (NOTE 1) ...........                     0
   SHARES REDEEMED - CLASS C (NOTE 1) ............                (2,399)
                                                     --------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C .........................                 4,773
                                                     --------------------
   SHARES SOLD - CLASS Z (NOTE 1) ................                   N/A
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS Z (NOTE 1) ...........                   N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) ............                   N/A
                                                     --------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS Z .........................                   N/A
                                                     --------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ....                 1,417
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) .............................                     0
   SHARES REDEEMED - ADMINISTRATOR
      CLASS (NOTE 1) .............................                     0
                                                     --------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - ADMINISTRATOR CLASS .............                 1,417
                                                     --------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ....                   N/A
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - INSTITUTIONAL
      CLASS (NOTE 1) .............................                   N/A
   SHARES REDEEMED - INSTITUTIONAL
      CLASS (NOTE 1) .............................                   N/A
                                                     --------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS .............                   N/A
                                                     --------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ....................                11,803
                                                     ====================
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) ......................   $              (163)
                                                     ====================

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                         BEGINNING          NET                 AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                         NET ASSET   INVESTMENT          UNREALIZED        FROM NET        FROM NET
                                                         VALUE PER       INCOME      GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                             SHARE       (LOSS)         INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........   $    9.67         0.04                0.57           (0.11)          (0.44)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................   $    8.62         0.11                1.16           (0.04)          (0.18)
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............   $    8.27         0.05(7)             0.40           (0.03)          (0.07)
JULY 26, 2004(9) TO OCTOBER 31, 2004 .................   $    8.01         0.00                0.26            0.00            0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........   $    9.58         0.01                0.55           (0.04)          (0.44)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................   $    8.56         0.05                1.15            0.00           (0.18)
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............   $    8.26        (0.01)(7)            0.40           (0.02)          (0.07)
JULY 26, 2004(9) TO OCTOBER 31, 2004 .................   $    8.01        (0.01)               0.26            0.00            0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........   $    9.58         0.01                0.55           (0.04)          (0.44)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................   $    8.56         0.05                1.15            0.00           (0.18)
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............   $    8.26        (0.01)(7)            0.40           (0.02)          (0.07)
JULY 26, 2004(9) TO OCTOBER 31, 2004 .................   $    8.01        (0.01)               0.26            0.00            0.00

CLASS D
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........   $    9.67         0.03                0.58           (0.11)          (0.44)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................   $    8.62         0.11                1.16           (0.04)          (0.18)
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............   $    8.27         0.05(7)             0.40           (0.03)          (0.07)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    7.42         0.03                0.85           (0.03)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    6.49         0.05                1.61           (0.05)          (0.68)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    7.13         0.05               (0.38)          (0.05)          (0.26)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .................   $    8.71         0.07                0.27           (0.11)          (1.81)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........   $    9.69         0.05                0.58           (0.13)          (0.44)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................   $    8.64         0.13                1.16           (0.06)          (0.18)
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............   $    8.27         0.07(7)             0.41           (0.04)          (0.07)
JULY 26, 2004(9) TO OCTOBER 31, 2004 .................   $    8.01         0.01                0.25            0.00            0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........   $    9.74         0.06                0.58           (0.15)          (0.44)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................   $    8.67         0.16                1.17           (0.08)          (0.18)
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............   $    8.28         0.09(7)             0.41           (0.04)          (0.07)
JULY 26, 2004(9) TO OCTOBER 31, 2004 .................   $    8.01         0.02                0.25            0.00            0.00

DIVERSIFIED EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........   $   40.36         0.08(7)             3.23           (0.21)          (3.79)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................   $   41.90         0.22(7)             3.31           (0.12)          (4.96)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................   $   39.91         0.28(7)             5.22           (0.32)          (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................   $   35.61         0.15                4.41           (0.26)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................   $   29.00         0.13                6.59           (0.11)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................   $   36.33         0.09(7)            (6.85)          (0.15)          (0.42)

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........   $   38.53        (0.07)(7)            3.08            0.00           (3.79)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................   $   40.38        (0.07)(7)            3.18            0.00           (4.96)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................   $   38.55        (0.01)(7)            5.03            0.00           (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................   $   34.43        (0.40)               4.52            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................   $   28.15        (0.19)               6.47            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................   $   35.41        (0.20)(7)           (6.64)           0.00           (0.42)

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........   $   39.13        (0.07)(7)            3.13            0.00           (3.79)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................   $   40.94        (0.07)(7)            3.22            0.00           (4.96)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................   $   39.04        (0.02)(7)            5.11            0.00           (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................   $   34.90        (0.37)               4.54           (0.03)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................   $   28.56        (0.05)               6.39            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................   $   35.91        (0.20)(7)           (6.73)           0.00           (0.42)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........   $   40.46         0.13(7)             3.23           (0.30)          (3.79)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................   $   41.98         0.32(7)             3.33           (0.21)          (4.96)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................   $   39.96         0.39(7)             5.22           (0.40)          (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................   $   35.64         0.26                4.39           (0.33)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................   $   29.04         0.24                6.57           (0.21)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................   $   36.38         0.18(7)            (6.87)          (0.23)          (0.42)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS     ENDING
                                                    IN EXCESS OF  NET ASSET        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        REALIZED  VALUE PER  -------------------------------------------------------
                                                           GAINS      SHARE  NET INVESTMENT        GROSS     EXPENSES         NET
                                                                              INCOME (LOSS)     EXPENSES(4)    WAIVED    EXPENSES(4)
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $    9.73            0.91%        1.30%    (0.10)%      1.20%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $    9.67            1.25%        1.30%    (0.10)%      1.20%
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .......           0.00  $    8.62            0.63%        1.35%    (0.15)%      1.20%
JULY 26, 2004(9) TO OCTOBER 31, 2004 ............           0.00  $    8.27            0.18%        1.60%    (0.40)%      1.20%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $    9.66            0.16%        2.05%    (0.10)%      1.95%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $    9.58            0.48%        2.05%    (0.10)%      1.95%
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .......           0.00  $    8.56           (0.11)%       2.10%    (0.15)%      1.95%
JULY 26, 2004(9) TO OCTOBER 31, 2004 ............           0.00  $    8.26           (0.60)%       2.35%    (0.40)%      1.95%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $    9.66            0.16%        2.05%    (0.10)%      1.95%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $    9.58            0.49%        2.05%    (0.10)%      1.95%
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .......           0.00  $    8.56           (0.12)%       2.10%    (0.15)%      1.95%
JULY 26, 2004(9) TO OCTOBER 31, 2004 ............           0.00  $    8.26           (0.58)%       2.35%    (0.40)%      1.95%

CLASS D
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $    9.73            0.92%        1.30%    (0.10)%      1.20%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $    9.67            1.22%        1.30%    (0.10)%      1.20%
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .......           0.00  $    8.62            0.67%        1.35%    (0.15)%      1.20%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00  $    8.27            0.40%        1.30%    (0.14)%      1.16%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00  $    7.42            0.76%        1.20%    (0.04)%      1.16%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00  $    6.49            0.59%        1.60%    (0.46)%      1.14%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00  $    7.13            0.91%        1.00%     0.00%       1.00%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $    9.75            1.21%        1.12%    (0.17)%      0.95%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $    9.69            1.48%        1.12%    (0.17)%      0.95%
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .......           0.00  $    8.64            0.83%        1.13%    (0.18)%      0.95%
JULY 26, 2004(9) TO OCTOBER 31, 2004 ............           0.00  $    8.27            0.47%        1.39%    (0.44)%      0.95%

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $    9.79            1.44%        0.85%    (0.15)%      0.70%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $    9.74            1.74%        0.85%    (0.15)%      0.70%
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .......           0.00  $    8.67            1.14%        0.90%    (0.20)%      0.70%
JULY 26, 2004(9) TO OCTOBER 31, 2004 ............           0.00  $    8.28            0.91%        1.22%    (0.52)%      0.70%

DIVERSIFIED EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   39.67            0.39%        1.44%    (0.19)%      1.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   40.36            0.57%        1.42%    (0.17)%      1.25%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   41.90            0.69%        1.41%    (0.16)%      1.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $   39.91            0.37%        1.37%    (0.12)%      1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $   35.61            0.42%        1.54%    (0.29)%      1.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $   29.00            0.22%        1.58%    (0.33)%      1.25%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   37.75           (0.36)%       2.19%    (0.19)%      2.00%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   38.53           (0.19)%       2.17%    (0.17)%      2.00%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   40.38           (0.03)%       2.16%    (0.16)%      2.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $   38.55           (0.40)%       2.12%    (0.12)%      2.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $   34.43           (0.33)%       2.31%    (0.31)%      2.00%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $   28.15           (0.53)%       2.39%    (0.39)%      2.00%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   38.40           (0.36)%       2.19%    (0.19)%      2.00%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   39.13           (0.19)%       2.17%    (0.17)%      2.00%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   40.94           (0.04)%       2.16%    (0.16)%      2.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $   39.04           (0.38)%       2.12%    (0.12)%      2.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $   34.90           (0.33)%       2.28%    (0.28)%      2.00%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $   28.56           (0.52)%       2.13%    (0.13)%      2.00%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   39.73            0.64%        1.26%    (0.26)%      1.00%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   40.46            0.82%        1.24%    (0.24)%      1.00%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   41.98            0.96%        1.15%    (0.15)%      1.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $   39.96            0.61%        1.04%    (0.04)%      1.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $   35.64            0.67%        1.17%    (0.17)%      1.00%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $   29.04            0.47%        1.14%    (0.14)%      1.00%

                                                                     PORTFOLIO      NET ASSETS AT
                                                          TOTAL       TURNOVER      END OF PERIOD
                                                         RETURN(2)        RATE(3)  (000'S OMITTED)
--------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........        6.19%         14%(5) $      70,086
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................       15.02%         29%(5) $      57,288
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............        5.45%         25%(5) $      51,719
JULY 26, 2004(9) TO OCTOBER 31, 2004 .................        3.25%         30%    $      11,408

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........        5.73%         14%(5) $      27,444
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................       14.20%         29%(5) $      26,082
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............        4.70%         25%(5) $      24,296
JULY 26, 2004(9) TO OCTOBER 31, 2004 .................        3.12%         30%    $       5,790

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........        5.74%         14%(5) $      16,989
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................       14.20%         29%(5) $      15,120
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............        4.71%         25%(5) $      13,075
JULY 26, 2004(9) TO OCTOBER 31, 2004 .................        3.12%         30%    $       2,732

CLASS D
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........        6.19%         14%(5) $     184,821
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................       15.01%         29%(5) $     163,397
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............        5.44%         25%(5) $     163,464
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................       11.88%         30%    $      50,790
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................       28.34%         26%    $      20,419
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (5.14)%        39%    $      14,383
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .................        4.50%         41%    $      38,850

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........        6.39%         14%(5) $     537,059
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................       15.24%         29%(5) $     241,435
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............        5.74%         25%(5) $     201,181
JULY 26, 2004(9) TO OCTOBER 31, 2004 .................        3.37%         30%    $       9,627

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........        6.47%         14%(5) $      91,746
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................       15.63%         29%(5) $      70,113
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ............        6.05%         25%(5) $      63,303
JULY 26, 2004(9) TO OCTOBER 31, 2004 .................        3.37%         30%    $      15,030

DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........        8.29%         20%(6) $     125,784
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................        9.02%         35%(6) $     119,122
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................       14.27%         42%(6) $     118,140
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       12.82%         32%(6) $     101,649
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       23.21%         32%(6) $      76,292
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................      (19.04)%        30%(6) $      57,876

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........        7.87%         20%(6) $      46,677
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................        8.21%         35%(6) $      51,171
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................       13.44%         42%(6) $      65,245
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       11.97%         32%(6) $      81,966
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       22.31%         32%(6) $      92,300
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................      (19.64)%        30%(6) $      85,035

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........        7.88%         20%(6) $       6,546
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................        8.20%         35%(6) $       6,451
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................       13.45%         42%(6) $       7,170
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       11.92%         32%(6) $       7,798
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       22.23%         32%(6) $       9,463
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................      (19.62)%        30%(6) $       6,730

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........        8.40%         20%(6) $   1,109,960
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................        9.30%         35%(6) $   1,145,044
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................       14.57%         42%(6) $   1,180,748
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       13.08%         32%(6) $   1,178,146
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       23.55%         32%(6) $   1,152,692
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................      (18.86)%        30%(6) $   1,014,998

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                         BEGINNING         NET                AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                         NET ASSET  INVESTMENT         UNREALIZED         FROM NET         FROM NET
                                                         VALUE PER      INCOME     GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                             SHARE      (LOSS)        INVESTMENTS           INCOME            GAINS
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    14.66       (0.02)              1.48             0.00            (1.70)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    14.97       (0.02)              1.01             0.00            (1.30)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    13.41       (0.02)              2.63             0.00            (1.05)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $    11.32       (0.04)              2.21             0.00            (0.08)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............   $     8.70       (0.01)              2.71             0.00            (0.08)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   $     9.18       (0.02)             (0.34)            0.00            (0.12)

EMERGING GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JANUARY 31, 2007(9) TO MARCH 31, 2007 (UNAUDITED) ...   $    10.00       (0.01)              0.24             0.00             0.00

INVESTOR CLASS
JANUARY 31, 2007(9) TO MARCH 31, 2007 (UNAUDITED) ...   $    10.00       (0.02)              0.24             0.00             0.00

EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    32.01        0.21               2.23            (0.38)           (4.28)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    36.21        0.44               2.85            (0.46)           (7.03)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    34.49        0.52               3.74            (0.52)           (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $    31.32        0.45               4.59            (0.47)           (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............   $    28.74        0.46               5.04            (0.46)           (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   $    37.23        0.44              (7.51)           (0.43)           (0.99)

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    32.03        0.11               2.21            (0.26)           (4.28)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    36.23        0.22               2.82            (0.21)           (7.03)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    34.49        0.25               3.74            (0.23)           (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $    31.31        0.21               4.57            (0.20)           (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............   $    28.72        0.25               5.02            (0.22)           (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   $    37.18        0.16              (7.49)           (0.14)           (0.99)

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    33.43        0.09               2.32            (0.25)           (4.28)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    37.49        0.23               2.94            (0.20)           (7.03)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    35.61        0.27               3.86            (0.23)           (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $    32.26        0.22               4.70            (0.17)           (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............   $    29.52        0.25               5.19            (0.24)           (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   $    38.18        0.18              (7.70)           (0.15)           (0.99)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    31.96        0.26               2.21            (0.41)           (4.28)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    36.17        0.53               2.82            (0.53)           (7.03)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    34.45        0.62               3.73            (0.61)           (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $    31.28        0.54               4.59            (0.56)           (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............   $    28.72        0.55               5.02            (0.55)           (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   $    37.21        0.54              (7.51)           (0.53)           (0.99)

EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    15.12        0.06               1.56            (0.10)           (0.38)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    13.82        0.09               1.32            (0.08)           (0.03)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    11.48        0.10(7)            2.31            (0.07)            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $     9.82        0.05               1.62            (0.01)            0.00
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............   $    10.00        0.00              (0.18)            0.00             0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    14.95        0.00               1.55             0.00            (0.38)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    13.69        0.00               1.29             0.00            (0.03)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    11.40        0.01(7)            2.28             0.00             0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $     9.81        0.00               1.59             0.00             0.00
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............   $    10.00       (0.01)             (0.18)            0.00             0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    14.95        0.01               1.53            (0.02)           (0.38)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    13.69       (0.01)              1.30             0.00            (0.03)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    11.40        0.01(7)            2.29            (0.01)            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $     9.81        0.00               1.59             0.00             0.00
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............   $    10.00       (0.01)             (0.18)            0.00             0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                        DISTRIBUTIONS      ENDING
                                                         IN EXCESS OF   NET ASSET
                                                             REALIZED   VALUE PER
                                                                GAINS       SHARE
---------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND
---------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   14.42
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   14.66
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   14.97
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   13.41
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $   11.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $    8.70

EMERGING GROWTH FUND
---------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JANUARY 31, 2007(9) TO MARCH 31, 2007 (UNAUDITED) ...            0.00   $   10.23

INVESTOR CLASS
JANUARY 31, 2007(9) TO MARCH 31, 2007 (UNAUDITED) ...            0.00   $   10.22

EQUITY INCOME FUND
---------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   29.79
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   32.01
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   36.21
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   34.49
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $   31.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $   28.74

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED)                    0.00   $   29.81
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   32.03
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   36.23
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   34.49
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $   31.31
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $   28.72

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   31.31
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   33.43
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   37.49
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   35.61
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $   32.26
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $   29.52

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   29.74
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   31.96
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   36.17
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   34.45
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $   31.28
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $   28.72

EQUITY VALUE FUND
---------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   16.26
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   15.12
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   13.82
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   11.48
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............            0.00   $    9.82

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   16.12
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   14.95
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   13.69
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   11.40
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............            0.00   $    9.81

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   16.09
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   14.95
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   13.69
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   11.40
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............            0.00   $    9.81

                                                              RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        ---------------------------------------------------------
                                                        NET INVESTMENT      GROSS      EXPENSES            NET
                                                         INCOME (LOSS)   EXPENSES(4)     WAIVED       EXPENSES(4)
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            (0.32)%     1.38%        (0.18)%         1.20%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            (0.14)%     1.31%        (0.11)%         1.20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            (0.17)%     1.26%        (0.07)%         1.19%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            (0.33)%     1.21%        (0.01)%         1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (0.13)%     1.27%        (0.10)%         1.17%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (0.24)%     1.38%        (0.18)%         1.20%

EMERGING GROWTH FUND
-----------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JANUARY 31, 2007(9) TO MARCH 31, 2007 (UNAUDITED) ...            (0.20)%    31.68%       (30.48)%         1.20%

INVESTOR CLASS
JANUARY 31, 2007(9) TO MARCH 31, 2007 (UNAUDITED) ...            (0.41)%    10.26%        (8.77)%         1.49%

EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.37%      1.24%        (0.14)%         1.10%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             1.43%      1.31%        (0.21)%         1.10%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             1.49%      1.22%        (0.12)%         1.10%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             1.32%      1.18%        (0.08)%         1.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............             1.57%      1.33%        (0.23)%         1.10%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............             1.19%      1.36%        (0.26)%         1.10%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.63%      1.99%        (0.14)%         1.85%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             0.69%      2.06%        (0.21)%         1.85%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             0.76%      1.97%        (0.12)%         1.85%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             0.57%      1.93%        (0.08)%         1.85%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............             0.82%      2.13%        (0.28)%         1.85%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............             0.43%      2.18%        (0.33)%         1.85%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.63%      1.99%        (0.14)%         1.85%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             0.69%      2.06%        (0.21)%         1.85%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             0.77%      1.97%        (0.12)%         1.85%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             0.58%      1.93%        (0.08)%         1.85%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............             0.82%      2.07%        (0.22)%         1.85%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............             0.46%      2.12%        (0.27)%         1.85%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.63%      1.06%        (0.21)%         0.85%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             1.70%      1.13%        (0.28)%         0.85%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             1.75%      0.96%        (0.11)%         0.85%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             1.58%      0.85%        (0.01)%         0.84%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............             1.83%      0.94%        (0.09)%         0.85%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............             1.44%      0.91%        (0.06)%         0.85%

EQUITY VALUE FUND
-----------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.82%      1.36%        (0.11)%         1.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             0.71%      1.52%        (0.27)%         1.25%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             0.80%      2.48%        (1.23)%         1.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             0.54%     10.90%        (9.65)%         1.25%
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............            (0.26)%   196.38%      (195.13)%         1.25%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.07%      2.11%        (0.11)%         2.00%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            (0.04)%     2.27%        (0.27)%         2.00%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             0.07%      3.25%        (1.25)%         2.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            (0.19)%    11.20%        (9.20)%         2.00%
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............            (1.08)%   189.72%      (187.72)%         2.00%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.08%      2.11%        (0.11)%         2.00%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            (0.03)%     2.27%        (0.27)%         2.00%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             0.06%      3.26%        (1.26)%         2.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            (0.19)%    11.11%        (9.11)%         2.00%
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............            (0.64)%   209.42%      (207.42)%         2.00%

                                                                     PORTFOLIO         NET ASSETS AT
                                                            TOTAL     TURNOVER         END OF PERIOD
                                                           RETURN(2)      RATE(3)    (000'S OMITTED)
----------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND
----------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       10.16%          37%(6)     $     806,971
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............        6.93%          63%(6)     $     679,774
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       20.09%          75%(6)     $     564,318
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       19.23%          75%(6)     $     441,080
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       31.32%          84%(6)     $     285,650
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............       (4.17)%         93%(6)     $     192,987

EMERGING GROWTH FUND
----------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JANUARY 31, 2007(9) TO MARCH 31, 2007 (UNAUDITED) ...        2.30%          38%(5)     $          14

INVESTOR CLASS
JANUARY 31, 2007(9) TO MARCH 31, 2007 (UNAUDITED) ...        2.30%          38%(5)     $       1,057

EQUITY INCOME FUND
----------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......        7.62%           6%(5)     $     173,975
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............       10.73%           7%(5)     $     172,361
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       12.74%          20%(5)     $     185,533
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       16.43%          11%(5)     $     186,501
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       20.12%           9%(5)     $     161,962
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (19.84)%         12%(5)     $     124,015

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......        7.20%           6%(5)     $      30,187
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............        9.88%           7%(5)     $      39,233
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       11.91%          20%(5)     $      59,606
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       15.56%          11%(5)     $      80,298
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       19.22%           9%(5)     $      98,690
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (20.43)%         12%(5)     $      91,889

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......        7.20%           6%(5)     $       4,684
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............        9.90%           7%(5)     $       4,903
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       11.90%          20%(5)     $       6,937
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       15.54%          11%(5)     $       9,083
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       19.27%           9%(5)     $      10,689
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (20.41)%         12%(5)     $       7,415

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......        7.75%           6%(5)     $     342,754
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............       10.98%           7%(5)     $     530,585
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       13.04%          20%(5)     $     756,225
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       16.74%          11%(5)     $     853,843
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       20.42%           9%(5)     $     907,662
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (19.64)%         12%(5)     $     902,521

EQUITY VALUE FUND
----------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       10.78%          60%(5)     $       4,973
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............       10.23%         107%(5)     $       4,537
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       21.06%         145%(5)     $       3,796
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       16.96%         122%(5)     $       1,645
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............       (1.80)%          3%(5)     $          76

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       10.46%          60%(5)     $       2,774
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............        9.43%         107%(5)     $       2,682
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       20.09%         145%(5)     $       2,245
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       16.21%         122%(5)     $       1,142
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............       (1.90)%          3%(5)     $          37

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       10.37%          60%(5)     $         540
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............        9.43%         107%(5)     $         417
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       20.20%         145%(5)     $         430
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       16.21%         122%(5)     $         295
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............       (1.90)%          3%(5)     $          12

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                         BEGINNING         NET                AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                         NET ASSET  INVESTMENT         UNREALIZED         FROM NET         FROM NET
                                                         VALUE PER      INCOME     GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                             SHARE      (LOSS)        INVESTMENTS           INCOME            GAINS
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND (CONTINUED)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    15.36        0.08               1.58            (0.14)           (0.38)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    13.96        0.14               1.33            (0.04)           (0.03)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    11.51        0.08(7)            2.38            (0.01)            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $     9.82        0.05               1.65            (0.01)            0.00
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............   $    10.00        0.00              (0.18)            0.00             0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    15.36        0.19               1.49            (0.15)           (0.38)
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ............   $    15.17        0.01               0.18             0.00             0.00

GROWTH EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    28.42       (0.05)(7)           2.73             0.00            (3.33)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    30.80        0.01(7)            2.24             0.00            (4.63)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    27.70        0.04(7)            4.63             0.00            (1.57)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $    24.64       (0.08)(7)           3.14             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............   $    19.50       (0.08)(7)           5.22             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   $    23.87       (0.10)             (3.34)           (0.01)           (0.92)

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    25.45       (0.14)(7)           2.44             0.00            (3.33)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    28.23       (0.19)(7)           2.04             0.00            (4.63)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    25.69       (0.16)(7)           4.27             0.00            (1.57)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $    23.02       (0.28)(7)           2.95             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............   $    18.37       (0.23)(7)           4.88             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   $    22.69       (0.31)             (3.09)            0.00            (0.92)

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    26.63       (0.14)(7)           2.54             0.00            (3.33)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    29.32       (0.19)(7)           2.13             0.00            (4.63)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    26.61       (0.17)(7)           4.45             0.00            (1.57)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $    23.87       (0.28)(7)           3.02             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............   $    19.04       (0.25)(7)           5.08             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   $    23.49       (0.25)             (3.28)            0.00            (0.92)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    28.84       (0.02)(7)           2.77            (0.04)           (3.33)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    31.17        0.07(7)            2.29            (0.06)           (4.63)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    27.97        0.12(7)            4.68            (0.03)           (1.57)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............   $    24.82       (0.01)(7)           3.16             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............   $    19.61       (0.03)(7)           5.25            (0.01)            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   $    24.00       (0.05)             (3.35)           (0.07)           (0.92)

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    28.86        0.01(7)            2.78            (0.10)           (3.33)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    31.19        0.13(7)            2.29            (0.12)           (4.63)
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............   $    28.50        0.03(7)            2.66             0.00             0.00

INTERNATIONAL VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    16.75        0.15(7)            2.61            (0.08)           (0.01)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    14.13        0.35(7)            2.32             0.00            (0.05)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............   $    11.94        0.11               2.68            (0.23)           (0.37)
OCTOBER 31, 2003(9) TO SEPTEMBER 30, 2004 ...........   $    10.00        0.21               1.73             0.00             0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    16.55        0.02(7)            2.63            (0.08)           (0.01)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    14.09        0.24(7)            2.27             0.00             0.05)
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............   $    13.27        0.05               0.77             0.00             0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    16.54        0.04(7)            2.62             0.00            (0.01)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    14.09        0.21(7)            2.29             0.00            (0.05)
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............   $    13.27        0.05               0.77             0.00             0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    16.65        0.10(7)            2.68             0.00            (0.01)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............   $    14.15        0.32(7)            2.34            (0.11)           (0.05)
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............   $    13.27        0.18               0.70             0.00             0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......   $    16.67        0.11(7)            2.66             0.00            (0.01)
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ............   $    16.52        0.01(7)            0.14             0.00             0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                        DISTRIBUTIONS      ENDING
                                                         IN EXCESS OF   NET ASSET
                                                             REALIZED   VALUE PER
                                                                GAINS       SHARE
---------------------------------------------------------------------------------
EQUITY VALUE FUND (CONTINUED)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   16.50
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   15.36
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   13.96
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   11.51
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............            0.00   $    9.82

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   16.51
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ............            0.00   $   15.36

GROWTH EQUITY FUND
---------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   27.77
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   28.42
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   30.80
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   27.70
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $   24.64
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $   19.50

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   24.42
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   25.45
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   28.23
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   25.69
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $   23.02
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $   18.37

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   25.70
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   26.63
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   29.32
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   26.61
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $   23.87
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002                            0.00   $   19.04

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   28.22
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   28.84
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   31.17
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            0.00   $   27.97
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            0.00   $   24.82
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            0.00   $   19.61

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   28.22
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   28.86
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............            0.00   $   31.19

INTERNATIONAL VALUE FUND
---------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   19.42
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   16.75
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            0.00   $   14.13
OCTOBER 31, 2003(9) TO SEPTEMBER 30, 2004 ...........            0.00   $   11.94

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   19.11
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   16.55
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............            0.00   $   14.09

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   19.19
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   16.54
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............            0.00   $   14.09

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   19.42
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            0.00   $   16.65
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............            0.00   $   14.15

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            0.00   $   19.43
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ............            0.00   $   16.67

                                                              RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        --------------------------------------------------------
                                                        NET INVESTMENT        GROSS      EXPENSES         NET
                                                         INCOME (LOSS)     EXPENSES(4)     WAIVED    EXPENSES(4)
----------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND (CONTINUED)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.06%        1.18%        (0.18)%      1.00%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             0.96%        1.34%        (0.34)%      1.00%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             0.67%        2.04%        (1.04)%      1.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............             0.77%        9.22%        (8.22)%      1.00%
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............            (0.33)%     211.67%      (210.67)%      1.00%

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.08%        0.89%        (0.14)%      0.75%
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ............             0.82%        0.97%        (0.32)%      0.65%

GROWTH EQUITY FUND
----------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            (0.35)%       1.61%        (0.11)%      1.50%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             0.02%        1.57%        (0.08)%      1.49%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             0.15%        1.60%        (0.10)%      1.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            (0.28)%       1.60%        (0.10)%      1.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (0.38)%       1.82%        (0.32)%      1.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (0.43)%       1.88%        (0.41)%      1.47%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            (1.11)%       2.35%        (0.10)%      2.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            (0.75)%       2.32%        (0.08)%      2.24%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            (0.60)%       2.35%        (0.10)%      2.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            (1.08)%       2.34%        (0.09)%      2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (1.13)%       2.59%        (0.34)%      2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (1.18)%       2.63%        (0.41)%      2.22%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            (1.10)%       2.36%        (0.11)%      2.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............            (0.71)%       2.33%        (0.09)%      2.24%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............            (0.62)%       2.35%        (0.10)%      2.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            (1.05)%       2.34%        (0.09)%      2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (1.11)%       2.68%        (0.43)%      2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (1.17)%       2.74%        (0.52)%      2.22%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......            (0.11)%       1.42%        (0.17)%      1.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             0.26%        1.40%        (0.15)%      1.25%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             0.42%        1.34%        (0.09)%      1.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............            (0.04)%       1.27%        (0.03)%      1.24%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............            (0.12)%       1.45%        (0.20)%      1.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............            (0.19)%       1.41%        (0.19)%      1.22%

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.09%        1.15%        (0.10)%      1.05%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             0.46%        1.12%        (0.08)%      1.04%
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............             0.19%        1.12%        (0.07)%      1.05%

INTERNATIONAL VALUE FUND
----------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.60%        1.69%        (0.19)%      1.50%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             2.26%        6.14%        (4.73)%      1.41%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............             2.21%       33.96%       (32.46)%      1.50%
OCTOBER 31, 2003(9) TO SEPTEMBER 30, 2004 ...........             2.46%      282.28%      (280.78)%      1.50%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.25%        2.44%        (0.19)%      2.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             1.52%        6.84%        (4.65)%      2.19%
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............             1.66%       20.77%       (18.54)%      2.23%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             0.44%        2.44%        (0.19)%      2.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             1.38%        6.29%        (4.15)%      2.14%
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............             1.84%       20.85%       (18.62)%      2.23%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.11%        1.51%        (0.26)%      1.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............             1.94%        1.61%        (0.37)%      1.24%
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............             3.07%       20.19%       (18.94)%      1.25%

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......             1.22%        1.23%        (0.18)%      1.05%
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ............             1.08%        1.24%        (0.30)%      0.94%

                                                                      PORTFOLIO         NET ASSETS AT
                                                            TOTAL      TURNOVER         END OF PERIOD
                                                           RETURN(2)       RATE(3)    (000'S OMITTED)
------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND (CONTINUED)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       10.93%           60%(5)   $        81,745
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............       10.60%          107%(5)   $        71,801
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       21.40%          145%(5)   $        63,194
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       17.30%          122%(5)   $           366
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............       (1.80)%           3%(5)   $            10

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       11.06%           60%(5)   $        50,021
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ............        1.25%          107%(5)   $            10

GROWTH EQUITY FUND
------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......        9.59%           23%(6)   $        30,822
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............        7.80%           39%(6)   $        26,448
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       17.27%           50%(6)   $        22,769
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       12.38%           44%(6)   $        18,742
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       26.36%           58%(6)   $        15,576
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (15.46)%          40%(6)   $        11,210

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......        9.19%           23%(6)   $         7,844
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............        7.01%           39%(6)   $         7,941
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       16.40%           50%(6)   $         8,811
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       11.60%           44%(6)   $        11,700
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       25.31%           58%(6)   $        14,379
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (16.09)%          40%(6)   $        13,670

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......        9.15%           23%(6)   $         1,129
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............        7.03%           39%(6)   $           989
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       16.47%           50%(6)   $           844
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       11.52%           44%(6)   $         1,097
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       25.37%           58%(6)   $         2,980
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (16.10)%          40%(6)   $         1,721

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......        9.71%           23%(6)   $       352,866
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............        8.09%           39%(6)   $       383,616
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       17.60%           50%(6)   $       396,865
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............       12.69%           44%(6)   $       493,899
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............       26.62%           58%(6)   $       450,480
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............      (15.25)%          40%(6)   $       363,946

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......        9.83%           23%(6)   $       149,958
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............        8.30%           39%(6)   $       140,423
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............        9.44%           50%(6)   $       131,489

INTERNATIONAL VALUE FUND
------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       16.46%            7%(5)   $        10,713
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............       18.93%           31%(5)   $         1,900
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............       24.00%           14%(5)   $           493
OCTOBER 31, 2003(9) TO SEPTEMBER 30, 2004 ...........       19.40%           24%(5)   $            23

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       16.01%            7%(5)   $         2,035
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............       17.85%           31%(5)   $         1,110
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............       6.18%            14%(5)   $           184

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       16.07%            7%(5)   $           783
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............       17.78%           31%(5)   $           312
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............       6.18%            14%(5)   $            59

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       16.68%            7%(5)   $       197,728
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............       18.98%           31%(5)   $       138,269
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............        6.63%           14%(5)   $           207

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......       16.73%            7%(5)   $            12
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ............        0.91%           31%(5)   $            10

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    NET REALIZED
                                                      BEGINNING          NET                 AND   DISTRIBUTIONS  DISTRIBUTIONS
                                                      NET ASSET   INVESTMENT          UNREALIZED        FROM NET       FROM NET
                                                      VALUE PER       INCOME      GAIN (LOSS) ON      INVESTMENT       REALIZED
                                                          SHARE       (LOSS)         INVESTMENTS          INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....      $11.31         0.01(7)             0.73           (0.01)         (0.83)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............      $11.54         0.01(7)             0.38            0.00          (0.62)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............      $ 9.80         0.03(7)             1.87           (0.04)         (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............      $ 8.92         0.00(7)             0.88            0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............      $ 7.53        (0.01)               1.40            0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............      $ 9.53        (0.01)              (1.99)           0.00           0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....      $10.91        (0.03)(7)            0.69            0.00          (0.83)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............      $11.22        (0.07)(7)            0.38            0.00          (0.62)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............      $ 9.57        (0.05)(7)            1.82            0.00          (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............      $ 8.78        (0.21)(7)            1.00            0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............      $ 7.47        (0.06)               1.37            0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............      $ 9.52        (0.07)              (1.98)           0.00           0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....      $10.91        (0.03)(7)            0.70            0.00          (0.83)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............      $11.23        (0.07)(7)            0.37            0.00          (0.62)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............      $ 9.58        (0.05)(7)            1.82            0.00          (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............      $ 8.79        (0.15)(7)            0.94            0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............      $ 7.47        (0.03)               1.35            0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............      $ 9.53        (0.05)              (2.01)           0.00           0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....      $11.42         0.02(7)             0.74           (0.04)         (0.83)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............      $11.64         0.05(7)             0.37           (0.02)         (0.62)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............      $ 9.87         0.06(7)             1.87           (0.04)         (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............      $ 8.96         0.02(7)             0.89            0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............      $ 7.55         0.00                1.41            0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............      $ 9.53         0.00               (1.98)           0.00           0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....      $11.43         0.04(7)             0.73           (0.05)         (0.83)
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ..........      $11.18         0.01(7)             0.24            0.00           0.00

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....      $50.04        (0.09)(7)            2.56            0.00           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............      $49.67        (0.22)(7)            0.66           (0.07)          0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............      $44.97         0.06(7)             4.64            0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............      $43.96        (0.28)(7)            1.29            0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............      $34.52        (0.46)               9.90            0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............      $44.57        (0.34)              (9.71)           0.00           0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....      $44.69        (0.26)(7)            2.29            0.00           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............      $44.64        (0.54)(7)            0.59            0.00           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............      $40.72        (0.23)(7)            4.15            0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............      $40.11        (0.58)(7)            1.19            0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............      $31.72        (0.68)               9.07            0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............      $41.18        (0.69)              (8.77)           0.00           0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....      $44.77        (0.26)(7)            2.31            0.00           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............      $44.72        (0.54)(7)            0.59            0.00           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .............      $40.80        (0.20)(7)            4.12            0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .............      $40.18        (0.58)(7)            1.20            0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .............      $31.76        (0.62)               9.04            0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .............      $41.22        (0.89)              (8.57)           0.00           0.00

CLASS Z
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .....      $47.35        (0.13)(7)            2.43            0.00           0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 .............      $47.14        (0.29)(7)            0.63           (0.13)          0.00
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ...........      $42.80        (0.17)(7)            4.51            0.00           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS     ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF  NET ASSET  ------------------------------------------------------
                                                        REALIZED  VALUE PER  NET INVESTMENT      GROSS    EXPENSES           NET
                                                           GAINS      SHARE   INCOME (LOSS)   EXPENSES(4)   WAIVED      EXPENSES(4)
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   11.21            0.13%      1.37%      (0.12)%        1.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   11.31            0.12%      1.42%      (0.17)%        1.25%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   11.54            0.27%      1.42%      (0.17)%        1.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $    9.80           (0.11)%     1.42%      (0.17)%        1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $    8.92           (0.19)%     2.45%      (1.24)%        1.21%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $    7.53           (0.15)%     6.48%      (5.28)%        1.20%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   10.74           (0.61)%     2.12%      (0.12)%        2.00%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   10.91           (0.63)%     2.17%      (0.17)%        2.00%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   11.22           (0.51)%     2.17%      (0.17)%        2.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $    9.57           (0.88)%     2.16%      (0.16)%        2.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $    8.78           (0.95)%     3.11%      (1.16)%        1.95%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $    7.47           (0.90)%     8.45%      (6.50)%        1.95%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   10.75           (0.63)%     2.12%      (0.12)%        2.00%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   10.91           (0.63)%     2.17%      (0.17)%        2.00%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   11.23           (0.44)%     2.17%      (0.17)%        2.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $    9.58           (0.88)%     2.16%      (0.16)%        2.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $    8.79           (0.94)%     3.96%      (2.01)%        1.95%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $    7.47           (0.93)%     8.37%      (6.42)%        1.95%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   11.31            0.37%      1.19%      (0.19)%        1.00%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   11.42            0.45%      1.24%      (0.24)%        1.00%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   11.64            0.56%      1.16%      (0.16)%        1.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $    9.87            0.12%      1.08%      (0.08)%        1.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $    8.96           (0.06)%     1.61%      (0.66)%        0.95%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $    7.55            0.05%      5.81%      (4.86)%        0.95%

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   11.32            0.67%      0.91%      (0.21)%        0.70%
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ........           0.00  $   11.43            0.62%      0.91%      (0.29)%        0.62%

LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   52.51           (0.34)%     1.30%      (0.10)%        1.20%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   50.04           (0.44)%     1.22%      (0.02)%        1.20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   49.67            0.12%      1.27%      (0.07)%        1.20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $   44.97           (0.61)%     1.28%      (0.08)%        1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $   43.96           (0.69)%     1.41%      (0.21)%        1.20%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $   34.52           (0.76)%     1.45%      (0.25)%        1.20%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   46.72           (1.08)%     2.05%      (0.10)%        1.95%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   44.69           (1.20)%     1.97%      (0.02)%        1.95%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   44.64           (0.53)%     2.02%      (0.07)%        1.95%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $   40.72           (1.36)%     2.03%      (0.08)%        1.95%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $   40.11           (1.35)%     2.33%      (0.45)%        1.88%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $   31.72           (1.31)%     2.46%      (0.71)%        1.75%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   46.82           (1.09)%     2.05%      (0.10)%        1.95%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   44.77           (1.20)%     1.97%      (0.02)%        1.95%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00  $   44.72           (0.46)%     2.02%      (0.07)%        1.95%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00  $   40.80           (1.36)%     2.03%      (0.08)%        1.95%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00  $   40.18           (1.34)%     2.16%      (0.30)%        1.86%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00  $   31.76           (1.31)%     2.28%      (0.53)%        1.75%

CLASS Z
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   49.65           (0.51)%     1.47%      (0.10)%        1.37%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00  $   47.35           (0.61)%     1.39%      (0.02)%        1.37%
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .........           0.00  $   47.14           (0.77)%     1.43%      (0.06)%        1.37%

                                                                   PORTFOLIO       NET ASSETS AT
                                                          TOTAL     TURNOVER       END OF PERIOD
                                                         RETURN(2)      RATE(3)   (000'S OMITTED)
-------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND
-------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......      6.62%         85%(5)    $      36,429
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............      3.43%        155%(5)    $      36,400
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............     19.52%        133%(5)    $      32,048
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............      9.87%        149%(5)    $      20,393
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     18.46%        153%(5)    $       1,033
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............    (20.99)%       123%(5)    $         898

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......      6.13%         85%(5)    $       3,626
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............      2.79%        155%(5)    $       3,802
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............     18.60%        133%(5)    $       2,732
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............      9.00%        149%(5)    $       1,509
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     17.54%        153%(5)    $       1,449
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............    (21.53)%       123%(5)    $       1,041

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......      6.23%         85%(5)    $         806
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............      2.69%        155%(5)    $         879
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............     18.58%        133%(5)    $         771
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............      8.99%        149%(5)    $         669
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     17.67%        153%(5)    $         499
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............    (21.62)%       123%(5)    $         200

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......      6.73%         85%(5)    $      47,042
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............      3.70%        155%(5)    $      50,711
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............     19.70%        133%(5)    $      18,060
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............     10.16%        149%(5)    $      14,830
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     18.68%        153%(5)    $      16,905
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............    (20.78)%       123%(5)    $       4,155

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......      6.98%         85%(5)    $          11
AUGUST 31, 2006(9) TO SEPTEMBER 30, 2006 ............      2.24%        155%(5)    $          10

LARGE COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......      4.96%          4%(5)    $     432,140
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............      0.87%          6%(5)    $     484,767
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............     10.45%         18%(5)    $     524,323
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............      2.28%         14%(5)    $     454,499
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     27.35%         13%(5)    $     364,406
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............    (22.55)%        18%(5)    $     141,774

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......      4.54%          4%(5)    $      79,963
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............      0.11%          6%(5)    $     104,320
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............      9.63%         18%(5)    $     187,895
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............      1.52%         14%(5)    $     220,657
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     26.45%         13%(5)    $     246,894
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............    (22.97)%        18%(5)    $     218,625

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......      4.58%          4%(5)    $      12,748
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............      0.11%          6%(5)    $      14,451
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............      9.61%         18%(5)    $      21,211
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............      1.54%         14%(5)    $      31,937
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............     26.51%         13%(5)    $      40,436
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............    (22.95)%        18%(5)    $      27,092

CLASS Z
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) .......      4.86%          4%(5)    $      96,661
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...............      0.71%          6%(5)    $     104,803
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............     10.14%         18%(5)    $     124,645

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                      BEGINNING           NET                 AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                      NET ASSET    INVESTMENT          UNREALIZED        FROM NET        FROM NET
                                                      VALUE PER        INCOME      GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                          SHARE        (LOSS)         INVESTMENTS          INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (CONTINUED)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....    $   47.67         (0.02)(7)            2.44            0.00            0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............    $   47.24         (0.09)(7)            0.63           (0.11)           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $   42.73          0.21(7)             4.37           (0.07)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $   41.67         (0.16)(7)            1.22            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............    $   32.65         (0.16)               9.18            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............    $   42.06         (0.21)              (9.20)           0.00            0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....    $   47.76          0.03(7)             2.45            0.00            0.00
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............    $   47.27          0.00                0.64           (0.15)           0.00
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $   42.75          0.24(7)             4.44           (0.16)           0.00
JUNE 30, 2004(9) TO SEPTEMBER 30, 2004 ...........    $   44.93         (0.02)(7)           (2.16)           0.00            0.00

SMALL COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....    $   30.50         (0.14)(7)            2.68            0.00           (5.05)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............    $   30.87         (0.28)(7)            2.22            0.00           (2.31)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $   26.78         (0.29)(7)            4.55            0.00           (0.17)
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ........    $   28.42         (0.21)(7)           (1.43)           0.00            0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....    $   29.87         (0.25)(7)            2.63            0.00           (5.05)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............    $   30.51         (0.48)(7)            2.15            0.00           (2.31)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $   26.66         (0.50)(7)            4.52            0.00           (0.17)
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ........    $   28.42         (0.34)(7)           (1.42)           0.00            0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....    $   30.08         (0.25)(7)            2.65            0.00           (5.05)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............    $   30.69         (0.48)(7)            2.18            0.00           (2.31)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $   26.82         (0.50)(7)            4.54            0.00           (0.17)
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ........    $   28.42         (0.34)(7)           (1.26)           0.00            0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....    $   30.73         (0.11)(7)            2.70            0.00           (5.05)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............    $   31.01         (0.18)(7)            2.21            0.00           (2.31)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $   26.83         (0.21)(7)            4.56            0.00           (0.17)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $   23.87         (0.26)(7)            3.22            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............    $   17.35         (0.13)               6.65            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............    $   21.73         (0.16)              (4.22)           0.00            0.00

SMALL COMPANY VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....    $   15.55         (0.01)(7)            1.56            0.00           (1.16)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............    $   15.95          0.01(7)             0.92           (0.01)          (1.32)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $   13.66          0.00                3.17            0.00           (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $   11.56         (0.01)               1.63            0.00            0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............    $    8.43          0.00                3.13            0.00            0.00
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ........    $   10.00          0.00               (1.57)           0.00            0.00

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....    $   14.94         (0.07)(7)            1.50            0.00           (1.16)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............    $   15.48         (0.11)(7)            0.89            0.00           (1.32)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $   13.38         (0.07)               3.05            0.00           (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $   11.41         (0.08)               1.57            0.00            0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............    $    8.38         (0.06)               3.09            0.00            0.00
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ........    $   10.00         (0.03)              (1.59)           0.00            0.00

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....    $   14.94         (0.07)(7)            1.50            0.00           (1.16)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............    $   15.48         (0.11)(7)            0.89            0.00           (1.32)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $   13.37         (0.04)               3.03            0.00           (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $   11.41         (0.08)               1.56            0.00            0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............    $    8.38         (0.04)               3.07            0.00            0.00
AUGUST 30, 2002(9) TO SEPTEMBER 30, 2002 .........    $    9.05          0.00               (0.67)           0.00            0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ....    $   15.69          0.01(7)             1.58           (0.01)          (1.16)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ............    $   16.08          0.04(7)             0.92           (0.03)          (1.32)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $   13.74          0.02                3.20            0.00           (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $   11.60          0.01                1.65            0.00            0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............    $    8.44          0.01                3.15            0.00            0.00
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ........    $   10.00          0.01               (1.57)           0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                  DISTRIBUTIONS     ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   IN EXCESS OF  NET ASSET  ----------------------------------------------------
                                                       REALIZED  VALUE PER  NET INVESTMENT      GROSS     EXPENSES         NET
                                                          GAINS      SHARE   INCOME (LOSS)   EXPENSES(4)    WAIVED    EXPENSES(4)
---------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (CONTINUED)

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..           0.00  $   50.09           (0.09)%     1.12%       (0.17)%      0.95%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........           0.00  $   47.67           (0.20)%     1.04%       (0.09)%      0.95%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00  $   47.24            0.46%      1.01%       (0.06)%      0.95%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00  $   42.73           (0.35)%     0.95%       (0.01)%      0.94%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00  $   41.67           (0.44)%     1.05%       (0.09)%      0.96%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........           0.00  $   32.65           (0.56)%     1.03%       (0.03)%      1.00%

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..           0.00  $   50.24            0.11%      0.85%       (0.10)%      0.75%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........           0.00  $   47.76            0.01%      0.77%       (0.02)%      0.75%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00  $   47.27            0.53%      0.82%       (0.07)%      0.75%
JUNE 30, 2004(9) TO SEPTEMBER 30, 2004 .........           0.00  $   42.75           (0.04)%     0.85%       (0.10)%      0.75%

SMALL COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..           0.00  $   27.99           (0.99)%     1.52%       (0.07)%      1.45%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........           0.00  $   30.50           (0.89)%     1.52%       (0.07)%      1.45%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00  $   30.87           (1.00)%     1.54%       (0.09)%      1.45%
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......           0.00  $   26.78           (0.80)%     1.55%       (0.10)%      1.45%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..           0.00  $   27.20           (1.74)%     2.27%       (0.07)%      2.20%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........           0.00  $   29.87           (1.58)%     2.27%       (0.07)%      2.20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00  $   30.51           (1.75)%     2.29%       (0.09)%      2.20%
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......           0.00  $   26.66           (1.29)%     2.29%       (0.09)%      2.20%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..           0.00  $   27.43           (1.73)%     2.27%       (0.07)%      2.20%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........           0.00  $   30.08           (1.58)%     2.27%       (0.07)%      2.20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00  $   30.69           (1.73)%     2.29%       (0.09)%      2.20%
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......           0.00  $   26.82           (1.29)%     2.27%       (0.07)%      2.20%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..           0.00  $   28.27           (0.74)%     1.34%       (0.14)%      1.20%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........           0.00  $   30.73           (0.58)%     1.33%       (0.13)%      1.20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00  $   31.01           (0.74)%     1.31%       (0.11)%      1.20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00  $   26.83           (0.97)%     1.25%       (0.05)%      1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00  $   23.87           (0.65)%     1.34%       (0.13)%      1.21%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........           0.00  $   17.35           (0.68)%     1.25%       (0.03)%      1.22%

SMALL COMPANY VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..           0.00  $   15.94           (0.17)%     1.55%       (0.10)%      1.45%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........           0.00  $   15.55            0.04%      1.44%       (0.03)%      1.41%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00  $   15.95            0.10%      1.44%       (0.09)%      1.35%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00  $   13.66           (0.06)%     1.58%       (0.13)%      1.45%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00  $   11.56            0.06%      1.43%        0.00%       1.43%
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......           0.00  $    8.43            0.00%      2.32%       (0.94)%      1.38%

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..           0.00  $   15.21           (0.92)%     2.30%       (0.10)%      2.20%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........           0.00  $   14.94           (0.71)%     2.18%       (0.03)%      2.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00  $   15.48           (0.70)%     2.21%       (0.09)%      2.12%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00  $   13.38           (0.85)%     2.36%       (0.16)%      2.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00  $   11.41           (0.67)%     2.18%        0.00%       2.18%
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......           0.00  $    8.38           (0.74)%     3.46%       (1.32)%      2.14%

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..           0.00  $   15.21           (0.92)%     2.30%       (0.10)%      2.20%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........           0.00  $   14.94           (0.71)%     2.18%       (0.03)%      2.15%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00  $   15.48           (0.67)%     2.20%       (0.09)%      2.11%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00  $   13.37           (0.84)%     2.35%       (0.15)%      2.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00  $   11.41           (0.80)%     2.18%        0.00%       2.18%
AUGUST 30, 2002(9) TO SEPTEMBER 30, 2002 .......           0.00  $    8.38            0.68%      7.48%       (5.28)%      2.20%

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ..           0.00  $   16.11            0.09%      1.37%       (0.17)%      1.20%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..........           0.00  $   15.69            0.26%      1.27%       (0.08)%      1.19%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00  $   16.08            0.33%      1.22%       (0.10)%      1.12%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00  $   13.74            0.15%      1.38%       (0.18)%      1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00  $   11.60            0.21%      1.21%        0.00%       1.21%
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......           0.00  $    8.44            0.34%      3.58%       (2.35)%      1.23%

                                                                   PORTFOLIO         NET ASSETS AT
                                                        TOTAL       TURNOVER         END OF PERIOD
                                                       RETURN(2)        RATE(3)    (000'S OMITTED)
--------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (CONTINUED)
ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......     5.08%             4%(5)   $     1,220,927
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............     1.12%             6%(5)   $     1,481,399
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............    10.73%            18%(5)   $     1,850,677
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............     2.57%            14%(5)   $     1,975,616
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............    27.60%            13%(5)   $     1,761,429
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............   (22.37)%           18%(5)   $     1,038,491

INSTITUTIONAL CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......     5.19%             4%(5)   $       110,746
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............     1.34%             6%(5)   $       109,216
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............    10.96%            18%(5)   $       104,469
JUNE 30, 2004(9) TO SEPTEMBER 30, 2004 .............    (4.85)%           14%(5)   $        52,884

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......     8.50%            72%(5)   $         3,195
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............     6.52%           125%(5)   $         3,208
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............    15.95%           142%(5)   $         2,317
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ..........    (5.77)%          145%(5)   $           832

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......     8.11%            72%(5)   $           864
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............     5.66%           125%(5)   $           899
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............    15.12%           142%(5)   $           554
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ..........    (6.19)%          145%(5)   $           144

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......     8.09%            72%(5)   $           262
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............     5.73%           125%(5)   $           213
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............    15.10%           142%(5)   $            77
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ..........    (5.59)%          145%(5)   $            28

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......     8.62%            72%(5)   $       518,714
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............     6.80%           125%(5)   $       518,506
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............    16.26%           142%(5)   $       523,190
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............    12.40%           145%(5)   $       486,285
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............    37.58%           163%(5)   $       432,328
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............   (20.16)%          169%(5)   $       329,964

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......    10.03%            33%(5)   $        80,612
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............     6.06%           114%(5)   $        81,432
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............    23.97%            70%(5)   $        72,680
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............    22.75%            64%(5)   $        31,068
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............    37.20%            80%(5)   $         8,783
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ..........   (15.70)%           98%(5)   $         4,276

CLASS B
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......     9.62%            33%(5)   $        13,168
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............     5.24%           114%(5)   $        13,463
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............    23.01%            70%(5)   $        15,802
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............    21.89%            64%(5)   $        11,571
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............    36.23%            80%(5)   $         7,520
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ..........   (16.20)%           98%(5)   $         4,860

CLASS C
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......     9.62%            33%(5)   $         4,374
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............     5.24%           114%(5)   $         4,711
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............    23.11%            70%(5)   $         4,847
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............    21.80%            64%(5)   $         2,769
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............    36.23%            80%(5)   $         1,497
AUGUST 30, 2002(9) TO SEPTEMBER 30, 2002 ...........    (7.40)%           98%(5)   $            59

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......    10.24%            33%(5)   $       299,856
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............     6.26%           114%(5)   $       272,787
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............    24.21%            70%(5)   $       140,337
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............    23.05%            64%(5)   $        59,797
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............    37.51%            80%(5)   $        33,583
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ..........   (15.60)%           98%(5)   $         5,465

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                        BEGINNING           NET               AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                        NET ASSET    INVESTMENT        UNREALIZED         FROM NET         FROM NET
                                                        VALUE PER        INCOME    GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                            SHARE        (LOSS)       INVESTMENTS           INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 31, 2006(9) TO MARCH 31, 2007 (UNAUDITED) ...   $   10.00         (0.01)             0.66             0.00             0.00

CLASS C
OCTOBER 31, 2006(9) TO MARCH 31, 2007 (UNAUDITED) ...   $   10.00         (0.03)             0.64             0.00             0.00

ADMINISTRATOR CLASS
OCTOBER 31, 2006(9) TO MARCH 31, 2007 (UNAUDITED) ...   $   10.00          0.00              0.66             0.00             0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS     ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        IN EXCESS OF  NET ASSET  ---------------------------------------------------
                                                            REALIZED  VALUE PER  NET INVESTMENT      GROSS    EXPENSES        NET
                                                               GAINS      SHARE   INCOME (LOSS)   EXPENSES(4)   WAIVED   EXPENSES(4)
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 31, 2006(9) TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   10.65           (0.17)%   110.91%    (109.46)%     1.45%

CLASS C
OCTOBER 31, 2006(9) TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   10.61           (0.87)%   108.41%    (106.21)%     2.20%

ADMINISTRATOR CLASS
OCTOBER 31, 2006(9) TO MARCH 31, 2007 (UNAUDITED) ...           0.00  $   10.66            0.02%    133.03%    (131.83)%     1.20%

                                                                   PORTFOLIO         NET ASSETS AT
                                                         TOTAL      TURNOVER         END OF PERIOD
                                                        RETURN(2)       RATE(3)    (000'S OMITTED)
--------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND
--------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 31, 2006(9) TO MARCH 31, 2007 (UNAUDITED) ...    11.83%           31%(5)   $            60

CLASS C
OCTOBER 31, 2006(9) TO MARCH 31, 2007 (UNAUDITED) ...    11.45%           31%(5)   $            51

ADMINISTRATOR CLASS
OCTOBER 31, 2006(9) TO MARCH 31, 2007 (UNAUDITED) ...    11.96%           31%(5)   $            15

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4) Includes net expenses allocated from Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(7)   Calculated based upon average shares outstanding.

(8)   The Fund changed its year end from October 31 to September 30.

(9)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

 1. ORGANIZATION
--------------------------------------------------------------------------------
      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund. These Funds are each a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                                  Before Reorganization                       After Reorganization
                                               ------------------------------------------------------------   --------------------
                                                               Target Funds                  Acquiring Fund
                                                               ------------                  --------------
                                                                                               WELLS FARGO        WELLS FARGO
                                                    STRONG       STRONG                           LARGE            ADVANTAGE
                                                   ADVISOR        BLUE        WELLS FARGO        COMPANY         LARGE COMPANY
   Fund                                          FOCUS FUND     CHIP FUND     GROWTH FUND      GROWTH FUND*       GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
   Shares:
----------------------------------------------------------------------------------------------------------------------------------
   CLASS A                                          113,416             N/A      9,614,528        9,136,049         11,741,584
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B(1)                                       148,305             N/A        600,938        4,721,058          4,841,404
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C(1)                                        21,133             N/A            N/A          592,034            592,034
----------------------------------------------------------------------------------------------------------------------------------
   SELECT CLASS(4)                                      N/A             N/A            N/A        1,055,462                N/A
----------------------------------------------------------------------------------------------------------------------------------
   CLASS Z                                              N/A             N/A            N/A              N/A          2,963,752
----------------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                  N/A             N/A            N/A              N/A         43,483,684
----------------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS(2)                               N/A             N/A      2,099,734       42,786,098          1,055,462
----------------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS(3)                                    N/A      11,122,341            N/A              N/A                N/A
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
   CLASS A                                     $    724,634   $         N/A  $ 115,605,061   $  411,571,874   $    528,949,205
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B(1)                                       915,446             N/A      4,890,229      191,839,332        196,729,561
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C(1)                                       132,190             N/A            N/A       24,102,082         24,102,082
----------------------------------------------------------------------------------------------------------------------------------
   SELECT CLASS(4)                                      N/A             N/A            N/A       45,157,984                N/A
----------------------------------------------------------------------------------------------------------------------------------
   CLASS Z                                              N/A             N/A            N/A              N/A        126,842,039
----------------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                  N/A             N/A            N/A              N/A      1,861,005,652
----------------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS(2)                               N/A             N/A     29,855,154    1,831,150,498         45,157,984
----------------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS(3)                                    N/A     126,842,039            N/A              N/A                N/A
----------------------------------------------------------------------------------------------------------------------------------
   UNREALIZED APPRECIATION (DEPRECIATION)      $     (6,664)  $  (6,153,196) $  21,387,228   $   76,720,601   $     91,947,969
----------------------------------------------------------------------------------------------------------------------------------
   ACCUMULATED NET REALIZED LOSSES             $ (3,571,103)  $(140,063,161) $ (51,572,336)  $ (411,601,756)  $   (606,808,356)

*     Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Class B and Class C of the Strong Advisor Focus Fund merged into Class A of the Wells Fargo Advantage Large Company Growth Fund.

(2) Effective at the close of business on April 8, 2005, Institutional Class of the Wells Fargo Growth Fund merged into Administrator Class of the Wells Fargo Advantage Large Company Growth Fund (previously named Institutional Class of the Wells Fargo Large Company Growth Fund).

(3) Effective at the close of business on April 8, 2005, Investor Class of the Strong Blue Chip Fund merged into Class Z of the Wells Fargo Advantage Large Company Growth Fund.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4) Effective at the close of business on April 8, 2005, Select Class of the Wells Fargo Large Company Growth Fund was renamed Institutional Class of the Wells Fargo Advantage Large Company Growth Fund.

                                                                    Before Reorganization                After Reorganization
                                                     ------------------------------------------------    --------------------
                                                            Target Fund             Acquiring Fund
                                                     ------------------------    --------------------
                                                                                                            WELLS FARGO
                                                     STRONG ADVISOR UTILITIES        WELLS FARGO          ADVANTAGE EQUITY
   Fund                                                    & ENERGY FUND         EQUITY INCOME FUND*        INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
   Shares:
-----------------------------------------------------------------------------------------------------------------------------
      CLASS A                                                   183,668                5,439,667               5,494,907
-----------------------------------------------------------------------------------------------------------------------------
      CLASS B                                                    29,573                2,010,652               2,019,423
-----------------------------------------------------------------------------------------------------------------------------
      CLASS C                                                    16,639                  210,962                 215,721
-----------------------------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                                           N/A                      N/A              23,161,747
-----------------------------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS(1)                                        N/A               23,161,747                     N/A
-----------------------------------------------------------------------------------------------------------------------------
      Net Assets:
-----------------------------------------------------------------------------------------------------------------------------
      CLASS A                                                $1,933,655            $ 190,411,338           $ 192,344,993
-----------------------------------------------------------------------------------------------------------------------------
      CLASS B                                                   306,937               70,367,923              70,674,860
-----------------------------------------------------------------------------------------------------------------------------
      CLASS C                                                   172,341                7,640,254               7,812,595
-----------------------------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS                                           N/A                      N/A             809,702,767
-----------------------------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS(1)                                        N/A              809,702,767                     N/A
-----------------------------------------------------------------------------------------------------------------------------
      UNREALIZED APPRECIATION (DEPRECIATION)                 $  164,280            $ (58,517,831)          $ (58,353,551)
---------------------------------------------------------------------------------------------------------------------------
      ACCUMULATED NET REALIZED GAINS (LOSSES)                $  439,215            $ 185,240,718           $ 185,679,933

*     Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Institutional Class of the Wells Fargo Equity Income Fund was renamed Administrator Class of the Wells Fargo Advantage Equity Income Fund.

      On February 3, 2004, the Board of Trustees of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund approved an Agreement and Plan of Reorganization of the Cooke & Bieler Portfolios (C&B Portfolios) into the Funds as defined above. Effective at the close of business on July 23, 2004, the Wells Fargo C&B Large Cap Value Fund acquired all of the net assets of the C&B Large Cap Value Portfolio.

      Effective April 11, 2005, the Wells Fargo Funds changed their name to the WELLS FARGO ADVANTAGE FUNDS. Also at this time, the Institutional Class changed its name to Administrator Class and the Select Class changed its name to Institutional Class.

      Effective April 11, 2005, the Wells Fargo Overseas Fund changed its name to the Wells Fargo Advantage International Value Fund, and the Wells Fargo Large Cap Value Fund changed its name to the Wells Fargo Advantage Equity Value Fund. Also, effective April 11, 2005, the Institutional Class of the Growth Equity Fund and Class B, Class C, and Administrator Class shares of the International Value Fund commenced operations.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

      The C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund own the following percentages of the Master Portfolio(s) in which each Fund invests:

                                         C&B Large   Diversified   Diversified   Equity   Equity   Growth    Strategic
                                         Cap Value     Equity         Small      Income   Value    Equity    Small Cap
                                            Fund        Fund        Cap Fund      Fund     Fund     Fund    Value Fund
----------------------------------------------------------------------------------------------------------------------
   C&B LARGE CAP VALUE PORTFOLIO             78%          9%           N/A        N/A      N/A      N/A         N/A
----------------------------------------------------------------------------------------------------------------------
   DISCIPLINED GROWTH PORTFOLIO             N/A          35%           N/A        N/A      N/A       15%        N/A
----------------------------------------------------------------------------------------------------------------------
   EMERGING GROWTH PORTFOLIO                N/A          10%            60%       N/A      N/A       14%        N/A
----------------------------------------------------------------------------------------------------------------------
   EQUITY INCOME PORTFOLIO                  N/A          13%           N/A         68%     N/A      N/A         N/A
----------------------------------------------------------------------------------------------------------------------
   EQUITY VALUE PORTFOLIO                   N/A          18%           N/A        N/A       24%     N/A         N/A
----------------------------------------------------------------------------------------------------------------------
   INDEX PORTFOLIO                          N/A          12%           N/A        N/A      N/A      N/A         N/A
----------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL CORE PORTFOLIO             N/A          31%           N/A        N/A      N/A       26%        N/A
----------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO           N/A          16%           N/A        N/A      N/A       13%        N/A
----------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL INDEX PORTFOLIO            N/A          31%           N/A        N/A      N/A       26%        N/A
----------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL VALUE PORTFOLIO            N/A          13%           N/A        N/A      N/A       11%        N/A
----------------------------------------------------------------------------------------------------------------------
   LARGE CAP APPRECIATION PORTFOLIO         N/A          19%           N/A        N/A      N/A      N/A         N/A
----------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY GROWTH PORTFOLIO           N/A           8%           N/A        N/A      N/A        6%        N/A
----------------------------------------------------------------------------------------------------------------------
   SMALL CAP INDEX PORTFOLIO                N/A          10%            62%       N/A      N/A       15%        N/A
----------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY GROWTH PORTFOLIO           N/A           4%            26%       N/A      N/A        6%        N/A
----------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY VALUE PORTFOLIO            N/A           1%             5%       N/A      N/A        1%        N/A
----------------------------------------------------------------------------------------------------------------------
   STRATEGIC SMALL CAP PORTFOLIO            N/A          10%            62%       N/A      N/A       15%          0%*

*     The amount invested is less than 1%.

                                                                              Large Cap       Large         Small          Small
                                       Emerging     Index   International   Appreciation     Company       Company     Company Value
                                      Growth Fund   Fund      Value Fund        Fund       Growth Fund   Growth Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
   EMERGING GROWTH PORTFOLIO                2%       N/A         N/A             N/A           N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
   INDEX PORTFOLIO                        N/A         72%        N/A             N/A           N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL VALUE PORTFOLIO          N/A        N/A          57%            N/A           N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
   LARGE CAP APPRECIATION PORTFOLIO       N/A        N/A         N/A              53%          N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY GROWTH PORTFOLIO         N/A        N/A         N/A             N/A            72%          N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY GROWTH PORTFOLIO         N/A        N/A         N/A             N/A           N/A            57%           N/A
------------------------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY VALUE PORTFOLIO          N/A        N/A         N/A             N/A           N/A           N/A             80%
------------------------------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Equity Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2007.

      At September 30, 2006, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                    Capital Loss
Fund                                      Expiration Year          Carryforwards
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND                       2007               $   5,327,366
                                                2008                     148,870
                                                2009                  19,616,797
                                                2010                  53,841,832
                                                2011                 260,092,200
                                                2012                  46,100,191
                                                2013                   6,235,040
--------------------------------------------------------------------------------

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      For each Fund that invests all of its assets in single Master Portfolios, Funds Management does not currently receive investment advisory fees. For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding subadviser, if any) may receive an investment advisory fee for the direct management of those assets.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                           Administration Fees
                                     Average Daily           (% of Average
                                      Net Assets             Daily Net Assets)
--------------------------------------------------------------------------------
   FUND LEVEL                      First $5 billion               0.05
                                   Next $5 billion                0.04
                                   Over $10 billion               0.03
--------------------------------------------------------------------------------
   CLASS A                         All asset levels               0.28
--------------------------------------------------------------------------------
   CLASS B                         All asset levels               0.28
--------------------------------------------------------------------------------
   CLASS C                         All asset levels               0.28
--------------------------------------------------------------------------------
   CLASS D                         All asset levels               0.28
--------------------------------------------------------------------------------
   CLASS Z                         All asset levels               0.45
--------------------------------------------------------------------------------
   ADMINISTRATOR CLASS             All asset levels               0.10
--------------------------------------------------------------------------------
   INSTITUTIONAL CLASS             All asset levels               0.08
--------------------------------------------------------------------------------
   INVESTOR CLASS                  All asset levels               0.45
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Transfer agent fees are paid by Funds Management and not by the Funds.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                                                                    % of Average
   Share Class                                                                                                     Daily Net Assets
------------------------------------------------------------------------------------------------------------------------------------
   CLASS A, CLASS B, CLASS C, CLASS D, CLASS Z, ADMINISTRATOR CLASS, INVESTOR CLASS                                      0.25
------------------------------------------------------------------------------------------------------------------------------------

      For the period ended March 31, 2007, shareholder servicing fees paid were as follows:

                                                                                            Administrator   Institutional   Investor
   Fund                             Class A     Class B    Class C    Class D     Class Z       Class           Class        Class
------------------------------------------------------------------------------------------------------------------------------------
   C&B LARGE CAP VALUE FUND        $  82,925   $ 34,610   $ 20,495   $ 233,105        N/A   $   381,980     $     0           N/A
------------------------------------------------------------------------------------------------------------------------------------
   DIVERSIFIED EQUITY FUND           155,675     62,470      8,294         N/A        N/A     1,435,129         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
   DIVERSIFIED SMALL CAP FUND            N/A        N/A        N/A         N/A        N/A       929,148         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
   EMERGING GROWTH FUND                  N/A        N/A        N/A         N/A        N/A             5         N/A         $ 339
------------------------------------------------------------------------------------------------------------------------------------
   EQUITY INCOME FUND                220,620     43,837      6,098         N/A        N/A       560,024         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
   EQUITY VALUE FUND                   5,965      3,435        614         N/A        N/A        96,842           0           N/A
------------------------------------------------------------------------------------------------------------------------------------
   GROWTH EQUITY FUND                 36,778     10,072      1,357         N/A        N/A       492,902           0           N/A
------------------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL VALUE FUND            6,142      1,915        626         N/A        N/A       207,926           0           N/A
------------------------------------------------------------------------------------------------------------------------------------
   LARGE CAP APPRECIATION FUND        46,382      4,701      1,084         N/A        N/A        58,964           0           N/A
------------------------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY GROWTH FUND         606,928    119,587     17,772         N/A   $130,570     1,748,870           0           N/A
------------------------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY GROWTH FUND           3,969      1,097        298         N/A        N/A       657,378         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY VALUE FUND          102,996     17,005      5,813         N/A        N/A       362,221         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
   STRATEGIC SMALL CAP VALUE FUND         38        N/A         33         N/A        N/A            14         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the period ended March 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended March 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratios in effect for the period ended March 31, 2007, were as follows:

                                                                             Net Operating Expense Ratios
                                                                             ----------------------------
                                                                                                                          Investor
   Fund*                             Class A    Class B   Class C    Class D    Class Z   Administrator   Institution       Class
------------------------------------------------------------------------------------------------------------------------------------
   C&B LARGE CAP VALUE FUND           1.20%      1.95%     1.95%     1.20%        N/A         0.95%          0.70%            N/A
------------------------------------------------------------------------------------------------------------------------------------
   DIVERSIFIED EQUITY FUND            1.25%      2.00%     2.00%       N/A        N/A         1.00%            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
   DIVERSIFIED SMALL CAP FUND           N/A        N/A       N/A       N/A        N/A         1.20%            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
   EMERGING GROWTH FUND                 N/A        N/A       N/A       N/A        N/A         1.20%            N/A          1.49%
------------------------------------------------------------------------------------------------------------------------------------
   EQUITY INCOME FUND                 1.10%      1.85%     1.85%       N/A        N/A         0.85%            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
   EQUITY VALUE FUND                  1.25%      2.00%     2.00%       N/A        N/A         1.00%          0.75%            N/A
------------------------------------------------------------------------------------------------------------------------------------
   GROWTH EQUITY FUND                 1.50%      2.25%     2.25%       N/A        N/A         1.25%          1.05%            N/A
------------------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL VALUE FUND           1.50%      2.25%     2.25%       N/A        N/A         1.25%          1.05%            N/A
------------------------------------------------------------------------------------------------------------------------------------
   LARGE CAP APPRECIATION FUND        1.25%      2.00%     2.00%       N/A        N/A         1.00%          0.70%            N/A
------------------------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY GROWTH FUND          1.20%      1.95%     1.95%       N/A      1.37%         0.95%          0.75%            N/A
------------------------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY GROWTH FUND          1.45%      2.20%     2.20%       N/A        N/A         1.20%            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY VALUE FUND           1.45%      2.20%     2.20%       N/A        N/A         1.20%            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
   STRATEGIC SMALL CAP VALUE FUND     1.45%        N/A     2.20%       N/A        N/A         1.20%            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------

*     The Fund's adviser has committed to waive fees through January 31, 2008.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2007, were as follows:

   Fund*                                                                           Purchases at Cost     Sales Proceeds
-----------------------------------------------------------------------------------------------------------------------
   C&B LARGE CAP VALUE FUND                                                          $ 278,659,442        $ 97,285,248
-----------------------------------------------------------------------------------------------------------------------
   DIVERSIFIED EQUITY FUND                                                             284,956,462         358,043,858
-----------------------------------------------------------------------------------------------------------------------
   DIVERSIFIED SMALL CAP FUND                                                          327,372,647         323,524,777
-----------------------------------------------------------------------------------------------------------------------
   EMERGING GROWTH FUND                                                                  1,400,230             387,063
-----------------------------------------------------------------------------------------------------------------------
   EQUITY INCOME FUND                                                                   36,713,076         222,217,610
-----------------------------------------------------------------------------------------------------------------------
   EQUITY VALUE FUND                                                                    88,998,657          75,759,374
-----------------------------------------------------------------------------------------------------------------------
   GROWTH EQUITY FUND                                                                  130,375,811         177,705,909
-----------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL VALUE FUND                                                             22,924,112          12,058,987
-----------------------------------------------------------------------------------------------------------------------
   LARGE CAP APPRECIATION FUND                                                          72,738,173          79,840,816
-----------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY GROWTH FUND                                                            83,935,179         487,688,298
-----------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY GROWTH FUND                                                           375,755,268         416,405,996
-----------------------------------------------------------------------------------------------------------------------
   SMALL COMPANY VALUE FUND                                                            124,555,049         131,263,669
-----------------------------------------------------------------------------------------------------------------------
   STRATEGIC SMALL CAP VALUE FUND                                                           41,123              42,710
-----------------------------------------------------------------------------------------------------------------------

* These Funds seek to achieve their investment objectives by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

      Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------
      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended March 31, 2007, Equity Income Fund paid a total of $6,286 in interest and the Fund had borrowings under this Agreement as follows:

                                                               Weighted Average
   Fund                      Loan Amount                        Interest Rate
--------------------------------------------------------------------------------
   EQUITY INCOME FUND        $40,050,000                            5.65%
--------------------------------------------------------------------------------

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------
      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of March 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

THIS PAGE IS INTENTIONALLY LEFT BLANK -

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 92.02%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.20%
    548,580   JONES APPAREL GROUP INCORPORATED                                                                    $   16,857,863
    254,950   VF CORPORATION                                                                                          21,063,969

                                                                                                                      37,921,832
                                                                                                                  --------------
BUSINESS SERVICES - 5.52%
  1,010,200   MICROSOFT CORPORATION                                                                                   28,154,274
    363,800   OMNICOM GROUP INCORPORATED                                                                              37,245,844

                                                                                                                      65,400,118
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 7.63%
    314,190   AVON PRODUCTS INCORPORATED                                                                              11,706,719
    418,790   COLGATE-PALMOLIVE COMPANY                                                                               27,970,984
     56,560   HENKEL KGAA ADR<<                                                                                        7,566,631
    120,500   HENKEL KGAA ADR PREFERRED                                                                               17,761,495
    421,700   JOHNSON & JOHNSON                                                                                       25,411,642

                                                                                                                      90,417,471
                                                                                                                  --------------
COMMUNICATIONS - 3.19%
  1,406,785   VODAFONE GROUP PLC ADR<<                                                                                37,786,245
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 7.10%
    644,620   BANK OF AMERICA CORPORATION                                                                             32,888,512
    445,310   JPMORGAN CHASE & COMPANY                                                                                21,544,098
    460,110   STATE STREET CORPORATION                                                                                29,792,123

                                                                                                                      84,224,733
                                                                                                                  --------------
EATING & DRINKING PLACES - 3.13%
    823,239   MCDONALD'S CORPORATION                                                                                  37,086,917
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.65%
  1,556,850   FLEXTRONICS INTERNATIONAL LIMITED<<+                                                                    17,031,939
    800,140   GENERAL ELECTRIC COMPANY                                                                                28,292,950
    710,632   MOLEX INCORPORATED CLASS A                                                                              17,687,630
    693,200   NOKIA OYJ ADR<<                                                                                         15,888,144

                                                                                                                      78,900,663
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.18%
    500,130   ILLINOIS TOOL WORKS INCORPORATED                                                                        25,806,708
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.27%
    356,780   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   18,003,119
    256,750   DIAGEO PLC ADR                                                                                          20,783,913

                                                                                                                      38,787,032
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 2.08%
     22,427   BIG LOTS INCORPORATED+                                                                                     701,517
    509,200   WAL-MART STORES INCORPORATED                                                                            23,906,940

                                                                                                                      24,608,457
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES - 2.52%
      8,210   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                            $   29,884,400
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.61%
    538,880   WILLIAMS-SONOMA INCORPORATED<<                                                                          19,108,685
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.92%
    699,800   DELL INCORPORATED<<+                                                                                    16,242,358
     25,200   DIEBOLD INCORPORATED                                                                                     1,202,292
    659,190   DOVER CORPORATION                                                                                       32,175,064
    262,110   EATON CORPORATION                                                                                       21,901,912
    494,500   PITNEY BOWES INCORPORATED                                                                               22,445,355

                                                                                                                      93,966,981
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 2.27%
    679,600   WILLIS GROUP HOLDINGS LIMITED                                                                           26,898,568
                                                                                                                  --------------
INSURANCE CARRIERS - 7.01%
    454,620   ALLSTATE CORPORATION                                                                                    27,304,477
    424,710   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               28,549,006
    416,500   MBIA INCORPORATED<<                                                                                     27,276,585

                                                                                                                      83,130,068
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.56%
    165,360   BECTON DICKINSON & COMPANY                                                                              12,714,530
  1,410,952   BOSTON SCIENTIFIC CORPORATION+                                                                          20,515,242
    656,210   QUEST DIAGNOSTICS INCORPORATED                                                                          32,725,193

                                                                                                                      65,954,965
                                                                                                                  --------------
MEDICAL PRODUCTS - 1.75%
    394,400   BAXTER INTERNATIONAL INCORPORATED                                                                       20,773,048
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.64%
    993,870   TYCO INTERNATIONAL LIMITED                                                                              31,356,599
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 1.25%
    560,285   ZALE CORPORATION<<+                                                                                     14,780,318
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.72%
    640,260   AMERICAN EXPRESS COMPANY                                                                                36,110,664
    543,950   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                     18,298,478
    225,420   FREDDIE MAC                                                                                             13,410,236

                                                                                                                      67,819,378
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.98%
    468,410   EXXON MOBIL CORPORATION                                                                                 35,341,535
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 1.00%
    246,900   HUBBELL INCORPORATED CLASS B                                                                            11,910,456
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.50%
    316,660   GANNETT COMPANY INCORPORATED                                                                            17,824,791
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
TRAVEL & RECREATION - 1.97%
    499,590   CARNIVAL CORPORATION                                                                                $   23,410,787
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 2.37%
    410,099   KIMBERLY-CLARK CORPORATION                                                                              28,087,680
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,013,643,161)                                                                          1,091,188,435
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 7.88%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.20%
  2,398,940   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,398,940
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.68%
$   267,334   AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%       03/14/2008           267,369
  1,368,602   AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47        08/16/2007         1,369,231
    259,908   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37        04/23/2007           259,113
    742,594   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30        04/25/2007           742,602
    742,594   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39        10/25/2007           742,632
    742,594   BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32        05/16/2008           742,669
  2,227,783   BANK OF AMERICA NA SERIES BKNT+/-                                         5.49        06/19/2007         2,227,962
  1,188,151   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
              (MATURITY VALUE $1,188,695)                                               5.49        04/02/2007         1,188,151
  1,633,708   BUCKINGHAM II CDO LLC                                                     5.32        04/26/2007         1,627,990
    356,445   CAIRN HIGH GRADE FUNDING I LLC++                                          5.30        05/31/2007           353,383
    594,076   CAIRN HIGH GRADE FUNDING I LLC                                            5.30        06/07/2007           588,367
    594,076   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31        05/03/2007           591,396
    742,594   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31        05/23/2007           737,084
    297,038   CAIRN HIGH GRADE FUNDING I LLC                                            5.32        06/04/2007           294,314
    772,298   CAIRN HIGH GRADE FUNDING I LLC++                                          5.32        06/21/2007           763,309
  1,485,189   CEDAR SPRINGS CAPITAL COMPANY++                                           5.30        06/07/2007         1,470,916
    849,172   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31        05/16/2007           843,737
     70,903   CEDAR SPRINGS CAPITAL COMPANY                                             5.31        04/13/2007            70,789
    984,977   CEDAR SPRINGS CAPITAL COMPANY                                             5.31        05/21/2007           977,954
    564,372   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31        06/14/2007           558,373
    407,150   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32        06/12/2007           402,944
    107,736   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32        06/13/2007           106,607
     33,714   CHEYNE FINANCE LLC                                                        5.26        04/18/2007            33,635
    297,038   CHEYNE FINANCE LLC                                                        5.31        06/19/2007           293,666
    132,479   CHEYNE FINANCE LLC                                                        5.32        05/14/2007           131,669
  1,930,746   CHEYNE FINANCE LLC+++/-                                                   5.34        02/25/2008         1,930,186
    742,594   CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33        07/16/2007           742,676
    297,038   CIT GROUP INCORPORATED+/-                                                 5.42        12/19/2007           297,225
    317,385   CIT GROUP INCORPORATED+/-                                                 5.57        09/20/2007           317,686
    327,484   CIT GROUP INCORPORATED+/-                                                 5.59        11/23/2007           327,884
 10,396,323   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $10,401,079)               5.49        04/02/2007        10,396,323
    148,519   COMERICA BANK+/-                                                          5.32        02/08/2008           147,925
  1,651,797   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38        04/10/2007         1,649,865
    668,335   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30        04/12/2007           667,359

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   891,113   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32%       04/20/2007    $      888,779
    742,594   CULLINAN FINANCE CORPORATION+++/-                                         5.32        02/12/2008           742,364
  1,485,189   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28        06/25/2007         1,485,159
  2,390,560   DEER VALLEY FUNDING LLC++                                                 5.29        04/19/2007         2,384,632
  1,113,892   DEER VALLEY FUNDING LLC++                                                 5.29        05/15/2007         1,106,919
    418,407   DEER VALLEY FUNDING LLC++                                                 5.31        04/11/2007           417,859
    445,557   DEER VALLEY FUNDING LLC                                                   5.34        05/07/2007           443,289
  9,199,552   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $9,203,761)             5.49        04/02/2007         9,199,552
  1,485,189   FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50        06/13/2007         1,485,397
    193,728   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29        07/06/2007           191,055
    921,144   FOX TROT CDO LIMITED++                                                    5.31        04/24/2007           918,187
    371,149   GENWORTH FINANCIAL INCORPORATED+/-                                        5.50        06/15/2007           371,271
    594,076   GEORGE STREET FINANCE LLC++                                               5.33        04/30/2007           591,652
  1,485,189   GREENWICH CAPITAL HOLDINGS                                                5.44        04/03/2007         1,484,966
    742,594   HARRIER FINANCE FUNDING LLC+++/-                                          5.31        01/11/2008           742,572
     59,408   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54        05/15/2007            59,412
     40,338   HUDSON-THAMES LLC++                                                       5.26        04/04/2007            40,326
    222,719   HUDSON-THAMES LLC                                                         5.29        04/30/2007           221,810
  1,039,632   IBM CORPORATION SERIES MTN+/-                                             5.35        06/28/2007         1,039,799
  1,930,746   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39        09/17/2007         1,930,746
    742,594   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32        04/24/2008           742,632
    178,223   K2 (USA) LLC+++/-                                                         5.30        07/16/2007           178,240
    297,038   K2 (USA) LLC+++/-                                                         5.33        09/28/2007           297,038
  2,970,378   KEEL CAPITAL INCORPORATED++                                               5.30        04/12/2007         2,966,041
     90,359   KESTREL FUNDING US LLC                                                    5.29        05/21/2007            89,715
    959,670   KLIO III FUNDING CORPORATION++                                            5.31        04/24/2007           956,589
    371,297   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33        06/26/2007           371,308
  1,121,229   LIBERTY HARBOUR CDO II LIMITED++                                          5.30        04/27/2007         1,117,136
    103,963   LIBERTY HARBOUR CDO II LIMITED++                                          5.39        04/13/2007           103,797
    626,750   METLIFE GLOBAL FUNDING I+++/-                                             5.43        10/05/2007           627,057
    742,594   MORGAN STANLEY+/-                                                         5.36        07/12/2007           742,594
  1,090,426   MORGAN STANLEY+/-                                                         5.48        07/27/2007         1,090,807
    742,594   MORGAN STANLEY+/-                                                         5.51        08/07/2007           742,594
  6,534,831   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $6,537,821)           5.49        04/02/2007         6,534,831
    137,380   MORGAN STANLEY SERIES EXL+/-SS.                                           5.38        05/15/2008           137,388
    118,815   NATIONAL CITY BANK+/-                                                     5.46        09/04/2007           118,827
    851,459   NATIONWIDE BUILDING SOCIETY+++/-                                          5.48        07/20/2007           851,902
    554,421   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32        05/09/2007           551,433
  1,485,189   NORTHERN ROCK PLC+++/-SS.                                                 5.34        05/05/2008         1,485,323
    429,032   PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30        04/15/2007           429,032
    148,519   PICAROS FUNDING PLC++                                                     5.29        06/22/2007           146,768
    846,558   PREMIUM ASSET TRUST+++/-                                                  5.47        12/21/2007           847,743
    742,594   PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37        12/16/2007           742,594
    564,372   PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37        08/27/2007           564,372
    120,152   RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34        09/24/2007           120,175
    373,406   REGENCY MARKETS #1 LLC++                                                  5.28        05/15/2007           371,069
  1,039,632   SAINT GERMAIN FUNDING                                                     5.31        04/19/2007         1,037,054

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   683,187   SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39%       04/11/2008    $      683,187
    118,815   SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26        08/20/2007           116,403
    594,076   SLM CORPORATION+++/-SS.                                                   5.32        05/12/2008           594,135
     59,408   STANFIELD VICTORIA FUNDING LLC++                                          5.27        04/16/2007            59,286
    563,184   STANFIELD VICTORIA FUNDING LLC++                                          5.31        04/25/2007           561,297
    527,717   TASMAN FUNDING INCORPORATED++                                             5.29        04/04/2007           527,564
    171,718   TRAVELERS INSURANCE COMPANY+/-                                            5.39        02/08/2008           171,714
    742,594   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33        06/15/2007           742,654
    742,594   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34        05/08/2008           742,676
     89,111   VERSAILLES CDS LLC++                                                      5.33        04/16/2007            88,930
  1,485,189   VETRA FINANCE CORPORATION                                                 5.31        06/12/2007         1,469,847
    671,692   WHISTLEJACKET CAPITAL LIMITED                                             5.30        04/23/2007           669,636
    178,223   WINDMILL FUNDING CORPORATION                                              5.38        04/02/2007           178,223
    519,816   WORLD OMNI VEHICLE LEASING++                                              5.30        04/18/2007           518,605
    297,038   WORLD OMNI VEHICLE LEASING++                                              5.36        04/19/2007           296,299

                                                                                                                      90,993,252
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $93,392,192)                                                            93,392,192
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 9.93%
117,775,852   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           117,775,852

TOTAL SHORT-TERM INVESTMENTS (COST $117,775,852)                                                                     117,775,852
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,224,811,205)*                                           109.83%                                          $1,302,356,479
OTHER ASSETS AND LIABILITIES, NET                                 (9.83)                                            (116,531,318)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $1,185,825,161
                                                                 ======                                           ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $117,775,852.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 98.38%

APPAREL & ACCESSORY STORES - 2.53%
       60,500   KOHL'S CORPORATION+                                                                                   $   4,634,905
                                                                                                                      -------------
BIOPHARMACEUTICALS - 1.92%
       43,000   GENENTECH INCORPORATED+                                                                                   3,531,160
                                                                                                                      -------------
BUSINESS SERVICES - 18.66%
      206,100   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    4,340,466
      192,000   CISCO SYSTEMS INCORPORATED+                                                                               4,901,760
       40,200   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       3,548,454
      116,600   eBAY INCORPORATED+                                                                                        3,865,290
       85,800   FISERV INCORPORATED+                                                                                      4,552,548
      179,800   MICROSOFT CORPORATION                                                                                     5,011,026
       42,700   OMNICOM GROUP INCORPORATED                                                                                4,371,626
      200,200   ORACLE CORPORATION+                                                                                       3,629,626

                                                                                                                         34,220,796
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS - 6.15%
       54,900   FOREST LABORATORIES INCORPORATED+<<                                                                       2,824,056
       72,700   PROCTER & GAMBLE COMPANY                                                                                  4,591,732
      151,400   SCHERING-PLOUGH CORPORATION                                                                               3,862,214

                                                                                                                         11,278,002
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS - 2.09%
       63,700   NORTHERN TRUST CORPORATION                                                                                3,830,918
                                                                                                                      -------------
EATING & DRINKING PLACES - 2.01%
       89,500   DARDEN RESTAURANTS INCORPORATED                                                                           3,686,505
                                                                                                                      -------------
EDUCATIONAL SERVICES - 2.12%
       47,700   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                    3,887,073
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES - 1.84%
      118,400   WILLIAMS COMPANIES INCORPORATED                                                                           3,369,664
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.42%
       56,900   ACUITY BRANDS INCORPORATED                                                                                3,097,636
       77,500   AMPHENOL CORPORATION CLASS A<<                                                                            5,004,175

                                                                                                                          8,101,811
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS - 2.18%
       62,900   PEPSICO INCORPORATED                                                                                      3,997,924
                                                                                                                      -------------
FOOD STORES - 2.15%
      107,800   SAFEWAY INCORPORATED                                                                                      3,949,792
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES - 1.94%
       32,800   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                 3,553,880
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.34%
       56,800   APPLE INCORPORATED+                                                                                       5,277,288
      111,700   HEWLETT-PACKARD COMPANY                                                                                   4,483,638

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
      173,600   INTEL CORPORATION                                                                                     $   3,320,968
       53,100   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               5,005,206
       58,500   NATIONAL OILWELL VARCO INCORPORATED+<<                                                                    4,550,715

                                                                                                                         22,637,815
                                                                                                                      -------------
INSURANCE CARRIERS - 9.46%
       32,400   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                      2,799,036
       38,300   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            3,660,714
      119,500   HCC INSURANCE HOLDINGS INCORPORATED                                                                       3,680,600
       74,200   W.R. BERKLEY CORPORATION                                                                                  2,457,504
       58,700   WELLPOINT INCORPORATED+                                                                                   4,760,570

                                                                                                                         17,358,424
                                                                                                                      -------------
LEATHER & LEATHER PRODUCTS - 2.38%
       87,400   COACH INCORPORATED+                                                                                       4,374,370
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.10%
       55,900   BECTON DICKINSON & COMPANY                                                                                4,298,151
       55,500   WATERS CORPORATION+                                                                                       3,219,000

                                                                                                                          7,517,151
                                                                                                                      -------------
MEDICAL PRODUCTS - 4.40%
       83,800   BAXTER INTERNATIONAL INCORPORATED                                                                         4,413,746
       72,400   KINETIC CONCEPTS INCORPORATED+                                                                            3,666,336

                                                                                                                          8,080,082
                                                                                                                      -------------
MISCELLANEOUS RETAIL - 7.22%
       99,800   DOLLAR TREE STORES INCORPORATED+                                                                          3,816,352
       59,800   EXPRESS SCRIPTS INCORPORATED+<<                                                                           4,827,056
      177,800   STAPLES INCORPORATED                                                                                      4,594,352

                                                                                                                         13,237,760
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.89%
       55,100   MCGRAW-HILL COMPANIES INCORPORATED                                                                        3,464,688
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 6.77%
       51,200   BOEING COMPANY                                                                                            4,552,192
       51,200   NORTHROP GRUMMAN CORPORATION                                                                              3,800,064
       62,700   UNITED TECHNOLOGIES CORPORATION                                                                           4,075,500

                                                                                                                         12,427,756
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 1.81%
       43,000   W.W. GRAINGER INCORPORATED                                                                                3,321,320
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $157,812,643)                                                                                 180,461,796
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING - 8.57%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.22%
      403,780   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      403,780
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 8.35%
$      44,997   AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%         03/14/2008    $      45,002
      230,358   AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47          08/16/2007          230,463
       43,747   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37          04/23/2007           43,613
      124,991   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30          04/25/2007          124,992
      124,991   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39          10/25/2007          124,997
      124,991   BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32          05/16/2008          125,003
      374,972   BANK OF AMERICA NA SERIES BKNT+/-                                         5.49          06/19/2007          375,002
      199,985   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                VALUE $200,076)                                                           5.49          04/02/2007          199,985
      274,979   BUCKINGHAM II CDO LLC                                                     5.32          04/26/2007          274,017
       59,995   CAIRN HIGH GRADE FUNDING I LLC++                                          5.30          05/31/2007           59,480
       99,992   CAIRN HIGH GRADE FUNDING I LLC                                            5.30          06/07/2007           99,031
       99,992   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31          05/03/2007           99,541
      124,991   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31          05/23/2007          124,063
       49,996   CAIRN HIGH GRADE FUNDING I LLC                                            5.32          06/04/2007           49,538
      129,990   CAIRN HIGH GRADE FUNDING I LLC++                                          5.32          06/21/2007          128,477
      249,981   CEDAR SPRINGS CAPITAL COMPANY++                                           5.30          06/07/2007          247,579
      142,929   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31          05/16/2007          142,014
       11,934   CEDAR SPRINGS CAPITAL COMPANY                                             5.31          04/13/2007           11,915
      165,787   CEDAR SPRINGS CAPITAL COMPANY                                             5.31          05/21/2007          164,605
       94,993   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31          06/14/2007           93,983
       68,530   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32          06/12/2007           67,822
       18,134   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32          06/13/2007           17,944
        5,675   CHEYNE FINANCE LLC                                                        5.26          04/18/2007            5,661
       49,996   CHEYNE FINANCE LLC                                                        5.31          06/19/2007           49,429
       22,298   CHEYNE FINANCE LLC                                                        5.32          05/14/2007           22,162
      324,975   CHEYNE FINANCE LLC+++/-                                                   5.34          02/25/2008          324,881
      124,991   CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33          07/16/2007          125,004
       49,996   CIT GROUP INCORPORATED+/-                                                 5.42          12/19/2007           50,028
       53,421   CIT GROUP INCORPORATED+/-                                                 5.57          09/20/2007           53,472
       55,121   CIT GROUP INCORPORATED+/-                                                 5.59          11/23/2007           55,188
    1,749,867   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,750,668)                5.49          04/02/2007        1,749,867
       24,998   COMERICA BANK+/-                                                          5.32          02/08/2008           24,898
      278,024   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38          04/10/2007          277,699
      112,491   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30          04/12/2007          112,327
      149,989   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32          04/20/2007          149,596
      124,991   CULLINAN FINANCE CORPORATION+++/-                                         5.32          02/12/2008          124,952
      249,981   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28          06/25/2007          249,976
      402,369   DEER VALLEY FUNDING LLC++                                                 5.29          04/19/2007          401,372
      187,486   DEER VALLEY FUNDING LLC++                                                 5.29          05/15/2007          186,312
       70,425   DEER VALLEY FUNDING LLC++                                                 5.31          04/11/2007           70,332
       74,994   DEER VALLEY FUNDING LLC                                                   5.34          05/07/2007           74,613
    1,548,432   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,549,139)             5.49          04/02/2007        1,548,431
      249,981   FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50          06/13/2007          250,016
       32,608   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29          07/06/2007           32,158
      155,043   FOX TROT CDO LIMITED++                                                    5.31          04/24/2007          154,546
       62,470   GENWORTH FINANCIAL INCORPORATED+/-                                        5.50          06/15/2007           62,491

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      99,992   GEORGE STREET FINANCE LLC++                                               5.33%         04/30/2007    $      99,584
      249,981   GREENWICH CAPITAL HOLDINGS                                                5.44          04/03/2007          249,944
      124,991   HARRIER FINANCE FUNDING LLC+++/-                                          5.31          01/11/2008          124,987
        9,999   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54          05/15/2007           10,000
        6,789   HUDSON-THAMES LLC++                                                       5.26          04/04/2007            6,788
       37,487   HUDSON-THAMES LLC                                                         5.29          04/30/2007           37,334
      174,987   IBM CORPORATION SERIES MTN+/-                                             5.35          06/28/2007          175,015
      324,975   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39          09/17/2007          324,975
      124,991   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32          04/24/2008          124,997
       29,998   K2 (USA) LLC+++/-                                                         5.30          07/16/2007           30,001
       49,996   K2 (USA) LLC+++/-                                                         5.33          09/28/2007           49,996
      499,962   KEEL CAPITAL INCORPORATED++                                               5.30          04/12/2007          499,232
       15,209   KESTREL FUNDING US LLC                                                    5.29          05/21/2007           15,100
      161,528   KLIO III FUNDING CORPORATION++                                            5.31          04/24/2007          161,009
       62,495   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33          06/26/2007           62,497
      188,721   LIBERTY HARBOUR CDO II LIMITED++                                          5.30          04/27/2007          188,032
       17,499   LIBERTY HARBOUR CDO II LIMITED++                                          5.39          04/13/2007           17,471
      105,492   METLIFE GLOBAL FUNDING I+++/-                                             5.43          10/05/2007          105,544
      124,991   MORGAN STANLEY+/-                                                         5.36          07/12/2007          124,991
      183,536   MORGAN STANLEY+/-                                                         5.48          07/27/2007          183,600
      124,991   MORGAN STANLEY+/-                                                         5.51          08/07/2007          124,991
    1,099,916   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $1,100,419)           5.49          04/02/2007        1,099,916
       23,123   MORGAN STANLEY SERIES EXL+/-SS.                                           5.38          05/15/2008           23,125
       19,998   NATIONAL CITY BANK+/-                                                     5.46          09/04/2007           20,000
      143,314   NATIONWIDE BUILDING SOCIETY+++/-                                          5.48          07/20/2007          143,389
       93,318   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32          05/09/2007           92,815
      249,981   NORTHERN ROCK PLC+++/-SS.                                                 5.34          05/05/2008          250,004
       72,213   PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30          04/15/2007           72,213
       24,998   PICAROS FUNDING PLC++                                                     5.29          06/22/2007           24,703
      142,489   PREMIUM ASSET TRUST+++/-                                                  5.47          12/21/2007          142,689
      124,991   PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37          12/16/2007          124,991
       94,993   PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37          08/27/2007           94,993
       20,223   RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34          09/24/2007           20,227
       62,850   REGENCY MARKETS #1 LLC++                                                  5.28          05/15/2007           62,457
      174,987   SAINT GERMAIN FUNDING                                                     5.31          04/19/2007          174,553
      114,991   SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39          04/11/2008          114,991
       19,998   SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26          08/20/2007           19,593
       99,992   SLM CORPORATION+++/-SS.                                                   5.32          05/12/2008          100,002
        9,999   STANFIELD VICTORIA FUNDING LLC++                                          5.27          04/16/2007            9,979
       94,793   STANFIELD VICTORIA FUNDING LLC++                                          5.31          04/25/2007           94,475
       88,823   TASMAN FUNDING INCORPORATED++                                             5.29          04/04/2007           88,797
       28,903   TRAVELERS INSURANCE COMPANY+/-                                            5.39          02/08/2008           28,902
      124,991   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33          06/15/2007          125,001
      124,991   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34          05/08/2008          125,004
       14,999   VERSAILLES CDS LLC++                                                      5.33          04/16/2007           14,968
      249,981   VETRA FINANCE CORPORATION                                                 5.31          06/12/2007          247,399
      113,056   WHISTLEJACKET CAPITAL LIMITED                                             5.30          04/23/2007          112,710

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      29,998   WINDMILL FUNDING CORPORATION                                              5.38%         04/02/2007    $      29,998
       87,493   WORLD OMNI VEHICLE LEASING++                                              5.30          04/18/2007           87,286
       49,996   WORLD OMNI VEHICLE LEASING++                                              5.36          04/19/2007           49,872

                                                                                                                         15,315,617
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,719,397)                                                               15,719,397
                                                                                                                      -------------

SHARES
SHORT-TERM INVESTMENTS - 3.62%
    6,637,065   WELLS FARGO ADVANTAGE MONEY MARKET TRUST ~+++                                                             6,637,065

TOTAL SHORT-TERM INVESTMENTS (COST $6,637,065)                                                                            6,637,065
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $180,169,105)*                                    110.57%                                                       $ 202,818,258
OTHER ASSETS AND LIABILITIES, NET                       (10.57)                                                         (19,388,999)
                                                        ------                                                        -------------

TOTAL NET ASSETS                                        100.00%                                                       $ 183,429,259
                                                        ======                                                        =============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,637,065.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 99.89%

AMUSEMENT & RECREATION SERVICES - 0.50%
     10,300  TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                     $      224,540
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 3.20%
     12,900  AEROPOSTALE INCORPORATED+                                                                                   518,967
     13,400  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       386,858
      9,400  J. CREW GROUP INCORPORATED                                                                                  377,598
      2,900  UNDER ARMOUR INCORPORATED+<<                                                                                148,770

                                                                                                                       1,432,193
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 6.27%
     28,400  GUESS? INCORPORATED                                                                                       1,149,916
      7,700  PHILLIPS-VAN HEUSEN CORPORATION                                                                             452,760
     19,300  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       647,901
     19,400  WARNACO GROUP INCORPORATED                                                                                  550,960

                                                                                                                       2,801,537
                                                                                                                  --------------
BUSINESS SERVICES - 17.98%
      4,800  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+<<                                                             128,688
     36,000  APPLIX INCORPORATED                                                                                         482,760
      8,900  CAPELLA EDUCATION COMPANY+                                                                                  298,506
     22,900  COMSYS IT PARTNERS INCORPORATED                                                                             455,710
     31,300  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                         546,498
     25,000  DEALERTRACK HOLDINGS INCORPORATED+                                                                          768,000
      5,300  DIGITAL RIVER INCORPORATED+<<                                                                               292,825
     15,900  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                          214,809
     21,400  FALCONSTOR SOFTWARE INCORPORATED<<                                                                          222,988
     13,200  HURON CONSULTING GROUP INCORPORATED+                                                                        803,088
     29,000  INFOCROSSING INCORPORATED<<                                                                                 431,230
     30,728  OMNICELL INCORPORATED+                                                                                      642,830
     31,800  ON ASSIGNMENT INCORPORATED+                                                                                 394,638
     32,500  PHASE FORWARD INCORPORATED+                                                                                 426,725
     22,700  SALARY.COM INCORPORATED                                                                                     252,651
     22,900  SHANDA INTERACTIVE ENTERTAINMENT LIMITED<<                                                                  614,865
     35,500  SUMTOTAL SYSTEMS INCORPORATED                                                                               283,290
     19,600  VIGNETTE CORPORATION+                                                                                       363,972
     20,500  VOCUS INCORPORATED                                                                                          412,665

                                                                                                                       8,036,738
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 7.09%
     33,400  AMERICAN ORIENTAL BIOENGINEERING INCORPORATED<<                                                             313,626
     28,400  BIOMARIN PHARMACEUTICAL INCORPORATED<<                                                                      490,184
     10,000  DIGENE CORPORATION+                                                                                         424,100
     23,700  FUEL TECH INCORPORATED                                                                                      584,205
     19,600  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                                 858,088
     26,300  PHYSICIANS FORMULA HOLDING INCORPORATED                                                                     496,544

                                                                                                                       3,166,747
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMUNICATIONS - 2.66%
     19,600  CBEYOND INCORPORATED<<                                                                               $      574,868
      9,300  LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                   613,614

                                                                                                                       1,188,482
                                                                                                                  --------------
COMMUNICATIONS EQUIPMENT - 3.57%
     19,100  COMMSCOPE INCORPORATED<<                                                                                    819,390
     14,500  GENERAL CABLE CORPORATION<<                                                                                 774,735

                                                                                                                       1,594,125
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.66%
     29,500  QUANTA SERVICES INCORPORATED<<                                                                              743,990
                                                                                                                  --------------
EATING & DRINKING PLACES - 2.18%
      6,200  CHIPOTLE MEXICAN GRILL INCORPORATED<<                                                                       385,020
      8,500  JACK IN THE BOX INCORPORATED+                                                                               587,605

                                                                                                                         972,625
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.94%
     22,300  ATHEROS COMMUNICATIONS INCORPORATED<<                                                                       533,639
      8,448  COMTECH GROUP INCORPORATED<<                                                                                147,671
     11,100  DIODES INCORPORATED+<<                                                                                      386,835
     16,400  HOUSTON WIRE & CABLE COMPANY+<<                                                                             459,528
     13,200  NICE SYSTEMS LIMITED SPONSORED ADR                                                                          449,064
     17,100  OPNEXT INCORPORATED+                                                                                        252,909
     18,200  OPTIUM CORPORATION+                                                                                         353,262
     23,700  SILICON MOTION TECHNOLOGY CORPORATION                                                                       533,724
     32,200  ULTRA CLEAN HOLDINGS INCORPORATED+                                                                          557,060
      6,000  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                     320,280

                                                                                                                       3,993,972
                                                                                                                  --------------
FOOD STORES - 0.49%
     12,700  SUSSER HOLDINGS CORPORATION<<                                                                               220,345
                                                                                                                  --------------
FOOTWEAR - 4.43%
     21,000  CROCS INCORPORATED+<<                                                                                       992,250
     13,900  DECKERS OUTDOOR CORPORATION+                                                                                987,178

                                                                                                                       1,979,428
                                                                                                                  --------------
HEALTH SERVICES - 3.12%
     15,600  BIO-REFERENCE LABORATORIES INCORPORATED                                                                     396,240
     13,100  EMERGENCY MEDICAL SERVICES CORPORATION                                                                      385,926
     18,900  LHC GROUP INCORPORATED<<                                                                                    612,927

                                                                                                                       1,395,093
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.34%
     15,300  ACME PACKET INCORPORATED                                                                                    226,134
      8,200  GAMESTOP CORPORATION CLASS A                                                                                267,074
     13,000  MICROS SYSTEMS INCORPORATED+<<                                                                              701,870
     72,700  NUANCE COMMUNICATIONS INCORPORATED+<<                                                                     1,113,037

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     13,300  THE MIDDLEBY CORPORATION                                                                             $    1,753,472
     27,400  VERIFONE HOLDINGS INCORPORATED                                                                            1,006,402

                                                                                                                       5,067,989
                                                                                                                  --------------
INSURANCE CARRIERS - 0.63%
     17,250  CASTLEPOINT HOLDINGS LIMITED<<                                                                              282,038
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.62%
     14,250  ACCURAY INCORPORATED<<                                                                                      316,920
     26,100  HOLOGIC INCORPORATED+                                                                                     1,504,404
     26,700  ICON PLC                                                                                                  1,137,420

                                                                                                                       2,958,744
                                                                                                                  --------------
Medical Equipment & Supplies - 2.21%
     12,800  CONCEPTUS INCORPORATED+                                                                                     256,000
     25,300  CYNOSURE INCORPORATED                                                                                       729,905

                                                                                                                         985,905
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 2.70%
      8,800  DICK'S SPORTING GOODS INCORPORATED<<                                                                        512,688
      2,600  NUTRI SYSTEM INCORPORATED+                                                                                  136,266
     13,900  ZUMIEZ INCORPORATED+<<                                                                                      557,668

                                                                                                                       1,206,622
                                                                                                                  --------------
OIL & GAS EXTRACTION - 5.32%
     28,500  ARENA RESOURCES INCORPORATED                                                                              1,428,420
     25,300  CNX GAS CORPORATION<<                                                                                       716,749
     44,600  KODIAK OIL & GAS CORPORATION                                                                                232,812

                                                                                                                       2,377,981
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.52%
     14,700  WORLD FUEL SERVICES CORPORATION                                                                             680,022
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.03%
      6,200  CONSOLIDATED GRAPHICS INCORPORATED+                                                                         459,110
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.84%
      8,900  FCSTONE GROUP INCORPORATED+                                                                                 332,148
     13,500  KNIGHT CAPITAL GROUP INCORPORATED CLASS A                                                                   213,840
     43,200  MARKETAXESS HOLDINGS INCORPORATED+<<                                                                        723,168

                                                                                                                       1,269,156
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.40%
     26,400  FORCE PROTECTION INCORPORATED<<                                                                             495,264
      5,700  SPARTAN MOTORS INCORPORATED                                                                                 132,297

                                                                                                                         627,561
                                                                                                                  --------------
WATER TRANSPORTATION - 0.53%
      7,600  AMERICAN COMMERCIAL LINES INCORPORATED<<                                                                    239,020
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 1.66%
      9,300  WIMM-BILL-DANN FOODS OJSC ADR                                                                        $      742,696
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $42,292,383)                                                                                44,646,659
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 34.90%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.90%
    400,690  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      400,690
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 34.00%
$    44,652  AMERICAN GENERAL FINANCE CORPORATION+++/-                                  5.37%       03/14/2008            44,658
    228,595  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007           228,700
     43,412  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.37        04/23/2007            43,279
    124,034  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                          5.30        04/25/2007           124,035
    124,034  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.39        10/25/2007           124,040
    124,034  BANCO SANTANDER TOTTA LOAN+++/-SS.                                         5.32        05/16/2008           124,046
    372,102  BANK OF AMERICA NA SERIES BKNT+/-                                          5.49        06/19/2007           372,132
    198,455  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $198,545)                                                  5.49        04/02/2007           198,455
    272,875  BUCKINGHAM II CDO LLC                                                      5.32        04/26/2007           271,920
     59,536  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        05/31/2007            59,025
     99,227  CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/07/2007            98,274
     99,227  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/03/2007            98,780
    124,034  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/23/2007           123,114
     49,614  CAIRN HIGH GRADE FUNDING I LLC                                             5.32        06/04/2007            49,159
    128,995  CAIRN HIGH GRADE FUNDING I LLC++                                           5.32        06/21/2007           127,494
    248,068  CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/07/2007           245,684
    141,835  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        05/16/2007           140,928
     11,843  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        04/13/2007            11,824
    164,519  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        05/21/2007           163,346
     94,266  CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        06/14/2007            93,264
     68,005  CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/12/2007            67,303
     17,995  CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/13/2007            17,806
      5,631  CHEYNE FINANCE LLC                                                         5.26        04/18/2007             5,618
     49,614  CHEYNE FINANCE LLC                                                         5.31        06/19/2007            49,051
     22,128  CHEYNE FINANCE LLC                                                         5.32        05/14/2007            21,992
    322,489  CHEYNE FINANCE LLC+++/-                                                    5.34        02/25/2008           322,395
    124,034  CHEYNE FINANCE LLC SERIES MTN+++/-                                         5.33        07/16/2007           124,048
     49,614  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007            49,645
     53,012  CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007            53,063
     54,699  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007            54,766
  1,736,477  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,737,271)                 5.49        04/02/2007         1,736,477
     24,807  COMERICA BANK+/-                                                           5.32        02/08/2008            24,708
    275,896  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                               5.38        04/10/2007           275,574
    111,631  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.30        04/12/2007           111,468
    148,841  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.32        04/20/2007           148,451
    124,034  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008           123,996
    248,068  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                              5.28        06/25/2007           248,063

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   399,291  DEER VALLEY FUNDING LLC++                                                  5.29%       04/19/2007    $      398,300
    186,051  DEER VALLEY FUNDING LLC++                                                  5.29        05/15/2007           184,886
     69,886  DEER VALLEY FUNDING LLC++                                                  5.31        04/11/2007            69,794
     74,420  DEER VALLEY FUNDING LLC                                                    5.34        05/07/2007            74,042
  1,536,583  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,537,286)              5.49        04/02/2007         1,536,583
    248,068  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                  5.50        06/13/2007           248,103
     32,358  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        07/06/2007            31,911
    153,857  FOX TROT CDO LIMITED++                                                     5.31        04/24/2007           153,363
     61,992  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007            62,013
     99,227  GEORGE STREET FINANCE LLC++                                                5.33        04/30/2007            98,822
    248,068  GREENWICH CAPITAL HOLDINGS                                                 5.44        04/03/2007           248,031
    124,034  HARRIER FINANCE FUNDING LLC+++/-                                           5.31        01/11/2008           124,030
      9,923  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                                5.54        05/15/2007             9,924
      6,738  HUDSON-THAMES LLC++                                                        5.26        04/04/2007             6,736
     37,200  HUDSON-THAMES LLC                                                          5.29        04/30/2007            37,049
    173,648  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           173,676
    322,489  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           322,489
    124,034  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 5.32        04/24/2008           124,040
     29,768  K2 (USA) LLC+++/-                                                          5.30        07/16/2007            29,771
     49,614  K2 (USA) LLC+++/-                                                          5.33        09/28/2007            49,614
    496,136  KEEL CAPITAL INCORPORATED++                                                5.30        04/12/2007           495,412
     15,092  KESTREL FUNDING US LLC                                                     5.29        05/21/2007            14,985
    160,292  KLIO III FUNDING CORPORATION++                                             5.31        04/24/2007           159,777
     62,017  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007            62,019
    187,277  LIBERTY HARBOUR CDO II LIMITED++                                           5.30        04/27/2007           186,593
     17,365  LIBERTY HARBOUR CDO II LIMITED++                                           5.39        04/13/2007            17,337
    104,685  METLIFE GLOBAL FUNDING I+++/-                                              5.43        10/05/2007           104,736
    124,034  MORGAN STANLEY+/-                                                          5.36        07/12/2007           124,034
    182,132  MORGAN STANLEY+/-                                                          5.48        07/27/2007           182,195
    124,034  MORGAN STANLEY+/-                                                          5.51        08/07/2007           124,034
  1,091,500  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $1,091,999)            5.49        04/02/2007         1,091,500
     22,946  MORGAN STANLEY SERIES EXL+/-SS.                                            5.38        05/15/2008            22,948
     19,845  NATIONAL CITY BANK+/-                                                      5.46        09/04/2007            19,847
    142,217  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007           142,291
     92,604  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.32        05/09/2007            92,105
    248,068  NORTHERN ROCK PLC+++/-SS.                                                  5.34        05/05/2008           248,091
     71,660  PARAGON MORTGAGES PLC SERIES 12A+++/-                                      5.30        04/15/2007            71,660
     24,807  PICAROS FUNDING PLC++                                                      5.29        06/22/2007            24,514
    141,399  PREMIUM ASSET TRUST+++/-                                                   5.47        12/21/2007           141,597
    124,034  PREMIUM ASSET TRUST SERIES 06-B+++/-                                       5.37        12/16/2007           124,034
     94,266  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.37        08/27/2007            94,266
     20,069  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.34        09/24/2007            20,073
     62,369  REGENCY MARKETS #1 LLC++                                                   5.28        05/15/2007            61,979
    173,648  SAINT GERMAIN FUNDING                                                      5.31        04/19/2007           173,217
    114,111  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.39        04/11/2008           114,111
     19,845  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.26        08/20/2007            19,443
     99,227  SLM CORPORATION+++/-SS.                                                    5.32        05/12/2008            99,237

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     9,923  STANFIELD VICTORIA FUNDING LLC++                                           5.27%       04/16/2007    $        9,902
     94,067  STANFIELD VICTORIA FUNDING LLC++                                           5.31        04/25/2007            93,752
     88,144  TASMAN FUNDING INCORPORATED++                                              5.29        04/04/2007            88,118
     28,682  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            28,681
    124,034  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                         5.33        06/15/2007           124,044
    124,034  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                      5.34        05/08/2008           124,048
     14,884  VERSAILLES CDS LLC++                                                       5.33        04/16/2007            14,854
    248,068  VETRA FINANCE CORPORATION                                                  5.31        06/12/2007           245,506
    112,191  WHISTLEJACKET CAPITAL LIMITED                                              5.30        04/23/2007           111,848
     29,768  WINDMILL FUNDING CORPORATION                                               5.38        04/02/2007            29,768
     86,824  WORLD OMNI VEHICLE LEASING++                                               5.30        04/18/2007            86,622
     49,614  WORLD OMNI VEHICLE LEASING++                                               5.36        04/19/2007            49,487

                                                                                                                      15,198,423
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,599,113)                                                            15,599,113
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $57,891,496)*                         134.79%                                                               $   60,245,772

OTHER ASSETS AND LIABILITIES, NET           (34.79)                                                                  (15,549,520)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   44,696,252
                                            ======                                                                ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.40%

BUSINESS SERVICES - 2.04%
    233,200   CISCO SYSTEMS INCORPORATED+                                                                         $    5,953,596
    380,900   MICROSOFT CORPORATION                                                                                   10,615,683

                                                                                                                      16,569,279
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 12.93%
    247,375   ABBOTT LABORATORIES                                                                                     13,803,525
    108,372   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    8,007,607
     83,400   COLGATE-PALMOLIVE COMPANY                                                                                5,570,286
    389,834   E.I. DU PONT DE NEMOURS & COMPANY                                                                       19,269,495
    159,015   JOHNSON & JOHNSON                                                                                        9,582,244
    625,735   PFIZER INCORPORATED                                                                                     15,806,066
    283,260   PROCTER & GAMBLE COMPANY                                                                                17,890,702
    136,981   ROHM & HAAS COMPANY                                                                                      7,084,657
    161,500   WYETH                                                                                                    8,079,845

                                                                                                                     105,094,427
                                                                                                                  --------------
COMMUNICATIONS - 4.98%
     83,350   ALLTEL CORPORATION                                                                                       5,167,700
    429,515   AT&T INCORPORATED                                                                                       16,935,776
    443,786   VERIZON COMMUNICATIONS INCORPORATED                                                                     16,828,365
    103,683   WINDSTREAM CORPORATION                                                                                   1,523,103

                                                                                                                      40,454,944
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 14.06%
    514,530   BANK OF AMERICA CORPORATION                                                                             26,251,321
    646,390   CITIGROUP INCORPORATED<<                                                                                33,185,663
    100,525   FIFTH THIRD BANCORP                                                                                      3,889,312
    424,565   JPMORGAN CHASE & COMPANY                                                                                20,540,455
    334,031   US BANCORP                                                                                              11,681,064
    339,065   WACHOVIA CORPORATION                                                                                    18,665,528

                                                                                                                     114,213,343
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.25%
    224,670   MCDONALD'S CORPORATION                                                                                  10,121,384
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 6.90%
      1,850   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                90,188
     97,958   DOMINION RESOURCES INCORPORATED<<                                                                        8,695,732
      2,700   EDISON INTERNATIONAL                                                                                       132,651
      2,300   EXELON CORPORATION                                                                                         158,033
    148,645   FIRSTENERGY CORPORATION<<                                                                                9,846,245
    225,870   FPL GROUP INCORPORATED<<                                                                                13,816,468
     47,500   KINDER MORGAN INCORPORATED                                                                               5,056,375
    332,000   MDU RESOURCES GROUP INCORPORATED                                                                         9,541,680
    105,315   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             8,745,358

                                                                                                                      56,082,730
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.46%
    277,150   EMERSON ELECTRIC COMPANY                                                                            $   11,942,394
    698,094   GENERAL ELECTRIC COMPANY                                                                                24,684,604
    366,260   MOTOROLA INCORPORATED<<                                                                                  6,471,814
    410,770   NOKIA OYJ ADR                                                                                            9,414,848

                                                                                                                      52,513,660
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.11%
    217,660   FORTUNE BRANDS INCORPORATED                                                                             17,155,961
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.59%
    203,495   PEPSICO INCORPORATED                                                                                    12,934,142
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 2.72%
    114,804   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                               5,171,920
    285,145   TARGET CORPORATION                                                                                      16,897,693

                                                                                                                      22,069,613
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.98%
    101,791   3M COMPANY                                                                                               7,779,886
    332,795   HEWLETT-PACKARD COMPANY                                                                                 13,358,391
    471,950   INTEL CORPORATION                                                                                        9,028,404
    109,542   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           10,325,429

                                                                                                                      40,492,110
                                                                                                                  --------------
INSURANCE CARRIERS - 9.10%
    201,095   ALLSTATE CORPORATION                                                                                    12,077,766
    273,893   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               18,411,087
    232,130   METLIFE INCORPORATED                                                                                    14,659,010
    399,550   TRAVELERS COMPANIES INCORPORATED                                                                        20,684,704
    100,000   WELLPOINT INCORPORATED+                                                                                  8,110,000

                                                                                                                      73,942,567
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.52%
     54,459   BECTON DICKINSON & COMPANY                                                                               4,187,353
                                                                                                                  --------------
MOTION PICTURES - 1.65%
    388,250   TIME WARNER INCORPORATED                                                                                 7,656,290
    168,090   WALT DISNEY COMPANY                                                                                      5,787,339

                                                                                                                      13,443,629
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.54%
     88,900   AMERICAN CAPITAL STRATEGIES LIMITED                                                                      3,939,159
    227,860   AMERICAN EXPRESS COMPANY                                                                                12,851,304
     78,000   CAPITAL ONE FINANCIAL CORPORATION                                                                        5,885,880
    162,000   CAPITALSOURCE INCORPORATED                                                                               4,071,060
     59,000   COUNTRYWIDE FINANCIAL CORPORATION                                                                        1,984,760

                                                                                                                      28,732,163
                                                                                                                  --------------
OIL & GAS EXTRACTION - 1.54%
      2,000   ANADARKO PETROLEUM CORPORATION                                                                              85,960

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (CONTINUED)
    259,200   HALLIBURTON COMPANY<<                                                                               $    8,227,008
      2,200   SCHLUMBERGER LIMITED                                                                                       152,020
     68,775   TIDEWATER INCORPORATED<<                                                                                 4,028,840

                                                                                                                      12,493,828
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 12.19%
    114,158   BP PLC ADR                                                                                               7,391,731
    354,270   CHEVRON CORPORATION                                                                                     26,201,809
    326,250   CONOCOPHILLIPS<<                                                                                        22,299,188
    440,386   EXXON MOBIL CORPORATION<<                                                                               33,227,124
     80,000   MARATHON OIL CORPORATION                                                                                 7,906,400
     31,125   VALERO ENERGY CORPORATION                                                                                2,007,251

                                                                                                                      99,033,503
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.40%
     54,647   AMERIPRISE FINANCIAL INCORPORATED                                                                        3,122,530
     25,450   GOLDMAN SACHS GROUP INCORPORATED                                                                         5,258,734
     48,000   MERRILL LYNCH & COMPANY INCORPORATED                                                                     3,920,160
    298,175   MORGAN STANLEY                                                                                          23,484,263

                                                                                                                      35,785,687
                                                                                                                  --------------
TOBACCO PRODUCTS - 1.79%
    165,800   ALTRIA GROUP INCORPORATED                                                                               14,558,898
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.86%
    288,780   HONEYWELL INTERNATIONAL INCORPORATED                                                                    13,301,206
    152,600   UNITED TECHNOLOGIES CORPORATION                                                                          9,919,000

                                                                                                                      23,220,206
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.79%
    189,900   SYSCO CORPORATION                                                                                        6,424,312
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $575,692,215)                                                                              799,523,739
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 12.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.32%
  2,609,159   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,609,159
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.18%
$   290,761   AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%       03/14/2008           290,798
  1,488,532   AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47        08/16/2007         1,489,217
    282,684   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37        04/23/2007           281,819
    807,668   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30        04/25/2007           807,676
    807,668   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39        10/25/2007           807,708
    807,668   BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32        05/16/2008           807,749
  2,423,004   BANK OF AMERICA NA SERIES BKNT+/-                                         5.49        06/19/2007         2,423,198
  1,292,269   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
              (MATURITY VALUE $1,292,860)                                               5.49        04/02/2007         1,292,269

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,776,870   BUCKINGHAM II CDO LLC                                                     5.32%       04/26/2007    $    1,770,651
    387,681   CAIRN HIGH GRADE FUNDING I LLC++                                          5.30        05/31/2007           384,350
    646,134   CAIRN HIGH GRADE FUNDING I LLC                                            5.30        06/07/2007           639,925
    646,134   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31        05/03/2007           643,220
    807,668   CAIRN HIGH GRADE FUNDING I LLC++                                          5.31        05/23/2007           801,675
    323,067   CAIRN HIGH GRADE FUNDING I LLC                                            5.32        06/04/2007           320,105
    839,975   CAIRN HIGH GRADE FUNDING I LLC++                                          5.32        06/21/2007           830,197
  1,615,336   CEDAR SPRINGS CAPITAL COMPANY++                                           5.30        06/07/2007         1,599,813
    923,585   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31        05/16/2007           917,674
     77,116   CEDAR SPRINGS CAPITAL COMPANY                                             5.31        04/13/2007            76,993
  1,071,291   CEDAR SPRINGS CAPITAL COMPANY                                             5.31        05/21/2007         1,063,653
    613,828   CEDAR SPRINGS CAPITAL COMPANY++                                           5.31        06/14/2007           607,303
    442,828   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32        06/12/2007           438,254
    117,176   CEDAR SPRINGS CAPITAL COMPANY++                                           5.32        06/13/2007           115,948
     36,668   CHEYNE FINANCE LLC                                                        5.26        04/18/2007            36,583
    323,067   CHEYNE FINANCE LLC                                                        5.31        06/19/2007           319,400
    144,088   CHEYNE FINANCE LLC                                                        5.32        05/14/2007           143,208
  2,099,937   CHEYNE FINANCE LLC+++/-                                                   5.34        02/25/2008         2,099,328
    807,668   CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33        07/16/2007           807,757
    323,067   CIT GROUP INCORPORATED+/-                                                 5.42        12/19/2007           323,271
    345,197   CIT GROUP INCORPORATED+/-                                                 5.57        09/20/2007           345,525
    356,182   CIT GROUP INCORPORATED+/-                                                 5.59        11/23/2007           356,616
 11,307,353   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $11,312,526)               5.49        04/02/2007        11,307,353
    161,534   COMERICA BANK+/-                                                          5.32        02/08/2008           160,887
  1,796,545   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38        04/10/2007         1,794,443
    726,901   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30        04/12/2007           725,840
    969,202   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32        04/20/2007           966,662
    807,668   CULLINAN FINANCE CORPORATION+++/-                                         5.32        02/12/2008           807,418
  1,615,336   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28        06/25/2007         1,615,304
  2,600,045   DEER VALLEY FUNDING LLC++                                                 5.29        04/19/2007         2,593,597
  1,211,502   DEER VALLEY FUNDING LLC++                                                 5.29        05/15/2007         1,203,918
    455,073   DEER VALLEY FUNDING LLC++                                                 5.31        04/11/2007           454,476
    484,601   DEER VALLEY FUNDING LLC                                                   5.34        05/07/2007           482,134
 10,005,710   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $10,010,287)            5.49        04/02/2007        10,005,709
  1,615,336   FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50        06/13/2007         1,615,562
    210,704   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29        07/06/2007           207,797
  1,001,864   FOX TROT CDO LIMITED++                                                    5.31        04/24/2007           998,648
    403,673   GENWORTH FINANCIAL INCORPORATED+/-                                        5.50        06/15/2007           403,806
    646,134   GEORGE STREET FINANCE LLC++                                               5.33        04/30/2007           643,498
  1,615,336   GREENWICH CAPITAL HOLDINGS                                                5.44        04/03/2007         1,615,094
    807,668   HARRIER FINANCE FUNDING LLC+++/-                                          5.31        01/11/2008           807,644
     64,613   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54        05/15/2007            64,619
     43,873   HUDSON-THAMES LLC++                                                       5.26        04/04/2007            43,860
    242,236   HUDSON-THAMES LLC                                                         5.29        04/30/2007           241,247
  1,130,735   IBM CORPORATION SERIES MTN+/-                                             5.35        06/28/2007         1,130,916
  2,099,937   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39        09/17/2007         2,099,937

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
  $ 807,668   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32%       04/24/2008    $      807,708
    193,840   K2 (USA) LLC+++/-                                                         5.30        07/16/2007           193,860
    323,067   K2 (USA) LLC+++/-                                                         5.33        09/28/2007           323,067
  3,230,672   KEEL CAPITAL INCORPORATED++                                               5.30        04/12/2007         3,225,955
     98,277   KESTREL FUNDING US LLC                                                    5.29        05/21/2007            97,576
  1,043,766   KLIO III FUNDING CORPORATION++                                            5.31        04/24/2007         1,040,415
    403,834   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33        06/26/2007           403,846
  1,219,482   LIBERTY HARBOUR CDO II LIMITED++                                          5.30        04/27/2007         1,215,031
    113,074   LIBERTY HARBOUR CDO II LIMITED++                                          5.39        04/13/2007           112,893
    681,672   METLIFE GLOBAL FUNDING I+++/-                                             5.43        10/05/2007           682,006
    807,668   MORGAN STANLEY+/-                                                         5.36        07/12/2007           807,668
  1,185,980   MORGAN STANLEY+/-                                                         5.48        07/27/2007         1,186,395
    807,668   MORGAN STANLEY+/-                                                         5.51        08/07/2007           807,668
  7,107,479   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $7,110,731)           5.49        04/02/2007         7,107,479
    149,419   MORGAN STANLEY SERIES EXL+/-SS.                                           5.38        05/15/2008           149,428
    129,227   NATIONAL CITY BANK+/-                                                     5.46        09/04/2007           129,240
    926,072   NATIONWIDE BUILDING SOCIETY+++/-                                          5.48        07/20/2007           926,554
    603,005   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32        05/09/2007           599,755
  1,615,336   NORTHERN ROCK PLC+++/-SS.                                                 5.34        05/05/2008         1,615,482
    466,628   PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30        04/15/2007           466,628
    161,534   PICAROS FUNDING PLC++                                                     5.29        06/22/2007           159,629
    920,742   PREMIUM ASSET TRUST+++/-                                                  5.47        12/21/2007           922,031
    807,668   PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37        12/16/2007           807,668
    613,828   PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37        08/27/2007           613,828
    130,681   RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34        09/24/2007           130,706
    406,128   REGENCY MARKETS #1 LLC++                                                  5.28        05/15/2007           403,585
  1,130,735   SAINT GERMAIN FUNDING                                                     5.31        04/19/2007         1,127,931
    743,055   SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39        04/11/2008           743,055
    129,227   SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26        08/20/2007           126,604
    646,134   SLM CORPORATION+++/-SS.                                                   5.32        05/12/2008           646,199
     64,613   STANFIELD VICTORIA FUNDING LLC++                                          5.27        04/16/2007            64,482
    612,535   STANFIELD VICTORIA FUNDING LLC++                                          5.31        04/25/2007           610,483
    573,961   TASMAN FUNDING INCORPORATED++                                             5.29        04/04/2007           573,795
    186,765   TRAVELERS INSURANCE COMPANY+/-                                            5.39        02/08/2008           186,761
    807,668   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33        06/15/2007           807,733
    807,668   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34        05/08/2008           807,757
     96,920   VERSAILLES CDS LLC++                                                      5.33        04/16/2007            96,722
  1,615,336   VETRA FINANCE CORPORATION                                                 5.31        06/12/2007         1,598,650
    730,552   WHISTLEJACKET CAPITAL LIMITED                                             5.30        04/23/2007           728,316
    193,840   WINDMILL FUNDING CORPORATION                                              5.38        04/02/2007           193,840
    565,368   WORLD OMNI VEHICLE LEASING++                                              5.30        04/18/2007           564,050
    323,067   WORLD OMNI VEHICLE LEASING++                                              5.36        04/19/2007           322,266

                                                                                                                      98,966,997
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $101,576,156)                                                          101,576,156
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 0.95%
  7,754,418   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $    7,754,418

TOTAL SHORT-TERM INVESTMENTS (COST $7,754,418)                                                                         7,754,418
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $685,022,789)*                                             111.85%                                          $  908,854,313

OTHER ASSETS AND LIABILITIES, NET                                (11.85)                                             (96,284,130)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  812,570,183
                                                                 ======                                           ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,754,418.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 99.10%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.95%
     95,100  PHILLIPS-VAN HEUSEN CORPORATION<<                                                                    $    5,591,880
                                                                                                                  --------------
BIOPHARMACEUTICALS - 0.53%
     40,800  GILEAD SCIENCES INCORPORATED+                                                                             3,121,200
                                                                                                                  --------------
BUSINESS SERVICES - 1.61%
    164,300  CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                                    3,460,158
    474,900  SUN MICROSYSTEMS INCORPORATED+                                                                            2,854,149
    121,200  SYNOPSYS INCORPORATED+                                                                                    3,179,076

                                                                                                                       9,493,383
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 7.88%
    266,900  CELANESE CORPORATION CLASS A                                                                              8,231,196
     83,600  E.I. DU PONT DE NEMOURS & COMPANY                                                                         4,132,348
    233,000  MERCK & COMPANY INCORPORATED                                                                             10,291,610
    580,000  PFIZER INCORPORATED                                                                                      14,650,800
    144,900  PROCTER & GAMBLE COMPANY                                                                                  9,151,884

                                                                                                                      46,457,838
                                                                                                                  --------------
COMMUNICATIONS - 7.84%
     83,100  AMERICA MOVIL SA DE CV ADR SERIES L                                                                       3,971,349
    471,000  AT&T INCORPORATED                                                                                        18,571,530
    257,000  GRUPO TELEVISA SA ADR                                                                                     7,658,600
     76,000  IAC INTERACTIVECORP<<+                                                                                    2,865,960
    212,700  ROGERS COMMUNICATIONS INCORPORATED CLASS A                                                                6,968,052
    162,900  VERIZON COMMUNICATIONS INCORPORATED                                                                       6,177,168

                                                                                                                      46,212,659
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.93%
    178,200  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                          5,479,650
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 12.45%
    473,000  BANK OF AMERICA CORPORATION                                                                              24,132,460
    414,300  CITIGROUP INCORPORATED                                                                                   21,270,162
    330,000  JPMORGAN CHASE & COMPANY                                                                                 15,965,400
    186,000  KEYCORP                                                                                                   6,969,420
     91,000  WACHOVIA CORPORATION                                                                                      5,009,550

                                                                                                                      73,346,992
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.09%
    142,500  MCDONALD'S CORPORATION                                                                                    6,419,625
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 4.97%
    235,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             11,456,250
    196,000  COVANTA HOLDING CORPORATION+                                                                              4,347,280
    162,800  EDISON INTERNATIONAL                                                                                      7,998,364
    192,700  WILLIAMS COMPANIES INCORPORATED                                                                           5,484,242

                                                                                                                      29,286,136
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.60%
     64,400  COOPER INDUSTRIES LIMITED CLASS A                                                                    $    2,897,356
    150,000  GENERAL ELECTRIC COMPANY                                                                                  5,304,000
     62,000  HARRIS CORPORATION                                                                                        3,158,900
    108,800  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   6,591,104
    270,000  MICRON TECHNOLOGY INCORPORATED+                                                                           3,261,600

                                                                                                                      21,212,960
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.62%
    159,300  ARCHER DANIELS MIDLAND COMPANY                                                                            5,846,310
    174,200  H.J. HEINZ COMPANY                                                                                        8,208,304
     77,000  MOLSON COORS BREWING COMPANY                                                                              7,285,740

                                                                                                                      21,340,354
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 3.30%
     53,700  JC PENNEY COMPANY INCORPORATED<<                                                                          4,411,992
     36,100  SEARS HOLDINGS CORPORATION<<+                                                                             6,503,776
    181,400  WAL-MART STORES INCORPORATED                                                                              8,516,730

                                                                                                                      19,432,498
                                                                                                                  --------------
HEALTH SERVICES - 0.41%
     33,600  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      2,437,008
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.91%
    122,000  HEALTH CARE REIT INCORPORATED<<                                                                           5,355,800
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.74%
     21,000  CUMMINS INCORPORATED                                                                                      3,039,120
    178,700  HEWLETT-PACKARD COMPANY                                                                                   7,173,018
     46,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               4,335,960
     59,900  SPX CORPORATION                                                                                           4,204,980
     46,100  TEREX CORPORATION<<+                                                                                      3,308,136

                                                                                                                      22,061,214
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.49%
     76,400  AON CORPORATION                                                                                           2,900,144
                                                                                                                  --------------
INSURANCE CARRIERS - 9.13%
    104,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 6,990,880
     80,600  CIGNA CORPORATION                                                                                        11,498,396
     78,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            7,455,240
     83,000  LINCOLN NATIONAL CORPORATION                                                                              5,626,570
     85,600  PMI GROUP INCORPORATED                                                                                    3,870,832
    114,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                        10,289,640
    156,400  TRAVELERS COMPANIES INCORPORATED                                                                          8,096,828

                                                                                                                      53,828,386
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.42%
     33,900  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                           $    3,036,423
    114,200  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    5,338,850

                                                                                                                       8,375,273
                                                                                                                  --------------
METAL MINING - 1.80%
    160,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    10,590,400
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
    107,200  MATTEL INCORPORATED                                                                                       2,955,504
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 2.15%
     33,000  EXPRESS SCRIPTS INCORPORATED<<+                                                                           2,663,760
    119,200  OFFICEMAX INCORPORATED                                                                                    6,286,608
    137,000  RADIOSHACK CORPORATION<<                                                                                  3,703,110

                                                                                                                      12,653,478
                                                                                                                  --------------
MOTION PICTURES - 1.02%
    173,800  WALT DISNEY COMPANY                                                                                       5,983,934
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.48%
     83,300  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       2,802,212
                                                                                                                  --------------
OIL & GAS EXTRACTION - 3.65%
     70,000  ANADARKO PETROLEUM CORPORATION                                                                            3,008,600
    600,000  CHESAPEAKE ENERGY CORPORATION                                                                            18,528,000

                                                                                                                      21,536,600
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.84%
     75,300  CHEVRON CORPORATION                                                                                       5,569,188
    338,000  EXXON MOBIL CORPORATION                                                                                  25,502,100
     30,500  MARATHON OIL CORPORATION                                                                                  3,014,315
    187,600  VALERO ENERGY CORPORATION                                                                                12,098,324

                                                                                                                      46,183,927
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 1.06%
    144,000  STEEL DYNAMICS INCORPORATED                                                                               6,220,800
                                                                                                                  --------------
REAL ESTATE - 0.61%
     34,600  JONES LANG LASALLE INCORPORATED                                                                           3,608,088
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.21%
     89,100  AMERIPRISE FINANCIAL INCORPORATED                                                                         5,091,174
     73,300  BEAR STEARNS COMPANIES INCORPORATED                                                                      11,020,655
     75,500  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     5,290,285
    127,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                     10,372,090
     61,500  MORGAN STANLEY                                                                                            4,843,740

                                                                                                                      36,617,944
                                                                                                                  --------------
TOBACCO PRODUCTS - 2.23%
    150,000  ALTRIA GROUP INCORPORATED                                                                                13,171,500
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TRANSPORTATION BY AIR - 0.70%
    108,800  UAL CORPORATION+                                                                                     $    4,152,896
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.05%
     63,600  GOODRICH CORPORATION                                                                                      3,274,128
    106,850  TRINITY INDUSTRIES INCORPORATED<<                                                                         4,479,152
     66,900  UNITED TECHNOLOGIES CORPORATION                                                                           4,348,500

                                                                                                                      12,101,780
                                                                                                                  --------------
TRAVEL & RECREATION - 0.75%
    189,900  EXPEDIA INCORPORATED<<+                                                                                   4,401,882
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 2.24%
    161,100  AMERISOURCEBERGEN CORPORATION                                                                             8,498,025
     80,200  MCKESSON CORPORATION                                                                                      4,694,908

                                                                                                                      13,192,933
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 0.94%
     80,800  KIMBERLY-CLARK CORPORATION                                                                                5,533,992
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $511,292,185)                                                                              584,060,870
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 5.58%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.15%
    844,028  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      844,028
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.43%
$    94,057  AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%        03/14/2008            94,069
    481,521  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         08/16/2007           481,742
     91,444  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37         04/23/2007            91,165
    261,270  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30         04/25/2007           261,273
    261,270  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39         10/25/2007           261,283
    261,270  BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32         05/16/2008           261,296
    783,810  BANK OF AMERICA NA SERIES BKNT+/-                                         5.49         06/19/2007           783,873
    418,032  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $418,223)                                                 5.49         04/02/2007           418,032
    574,794  BUCKINGHAM II CDO LLC                                                     5.32         04/26/2007           572,782
    125,410  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         05/31/2007           124,332
    209,016  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/07/2007           207,007
    209,016  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/03/2007           208,073
    261,270  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/23/2007           259,331
    104,508  CAIRN HIGH GRADE FUNDING I LLC                                            5.32         06/04/2007           103,550
    271,721  CAIRN HIGH GRADE FUNDING I LLC++                                          5.32         06/21/2007           268,558
    522,540  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         06/07/2007           517,518
    298,767  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         05/16/2007           296,855
     24,946  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         04/13/2007            24,906
    346,548  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         05/21/2007           344,078
    198,565  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         06/14/2007           196,454
    143,249  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/12/2007           141,769
     37,905  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/13/2007            37,508
     11,862  CHEYNE FINANCE LLC                                                        5.26         04/18/2007            11,834

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   104,508  CHEYNE FINANCE LLC                                                        5.31%        06/19/2007    $      103,322
     46,611  CHEYNE FINANCE LLC                                                        5.32         05/14/2007            46,326
    679,302  CHEYNE FINANCE LLC+++/-                                                   5.34         02/25/2008           679,105
    261,270  CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33         07/16/2007           261,299
    104,508  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007           104,574
    111,667  CIT GROUP INCORPORATED+/-                                                 5.57         09/20/2007           111,773
    115,220  CIT GROUP INCORPORATED+/-                                                 5.59         11/23/2007           115,361
  3,657,779  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,659,453)                5.49         04/02/2007         3,657,779
     52,254  COMERICA BANK+/-                                                          5.32         02/08/2008            52,045
    581,158  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38         04/10/2007           580,478
    235,143  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30         04/12/2007           234,800
    313,524  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32         04/20/2007           312,703
    261,270  CULLINAN FINANCE CORPORATION+++/-                                         5.32         02/12/2008           261,189
    522,540  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28         06/25/2007           522,529
    841,080  DEER VALLEY FUNDING LLC++                                                 5.29         04/19/2007           838,994
    391,905  DEER VALLEY FUNDING LLC++                                                 5.29         05/15/2007           389,452
    147,210  DEER VALLEY FUNDING LLC++                                                 5.31         04/11/2007           147,017
    156,762  DEER VALLEY FUNDING LLC                                                   5.34         05/07/2007           155,964
  3,236,715  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $3,238,196)             5.49         04/02/2007         3,236,715
    522,540  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50         06/13/2007           522,613
     68,160  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29         07/06/2007            67,219
    324,090  FOX TROT CDO LIMITED++                                                    5.31         04/24/2007           323,049
    130,583  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007           130,626
    209,016  GEORGE STREET FINANCE LLC++                                               5.33         04/30/2007           208,163
    522,540  GREENWICH CAPITAL HOLDINGS                                                5.44         04/03/2007           522,462
    261,270  HARRIER FINANCE FUNDING LLC+++/-                                          5.31         01/11/2008           261,262
     20,902  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54         05/15/2007            20,903
     14,192  HUDSON-THAMES LLC++                                                       5.26         04/04/2007            14,188
     78,360  HUDSON-THAMES LLC                                                         5.29         04/30/2007            78,040
    365,778  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007           365,836
    679,302  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007           679,302
    261,270  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32         04/24/2008           261,283
     62,705  K2 (USA) LLC+++/-                                                         5.30         07/16/2007            62,711
    104,508  K2 (USA) LLC+++/-                                                         5.33         09/28/2007           104,508
  1,045,080  KEEL CAPITAL INCORPORATED++                                               5.30         04/12/2007         1,043,554
     31,791  KESTREL FUNDING US LLC                                                    5.29         05/21/2007            31,565
    337,644  KLIO III FUNDING CORPORATION++                                            5.31         04/24/2007           336,561
    130,635  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007           130,639
    394,486  LIBERTY HARBOUR CDO II LIMITED++                                          5.30         04/27/2007           393,046
     36,578  LIBERTY HARBOUR CDO II LIMITED++                                          5.39         04/13/2007            36,519
    220,512  METLIFE GLOBAL FUNDING I+++/-                                             5.43         10/05/2007           220,620
    261,270  MORGAN STANLEY+/-                                                         5.36         07/12/2007           261,270
    383,649  MORGAN STANLEY+/-                                                         5.48         07/27/2007           383,783
    261,270  MORGAN STANLEY+/-                                                         5.51         08/07/2007           261,270
  2,299,176  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $2,300,228)           5.49         04/02/2007         2,299,176
     48,335  MORGAN STANLEY SERIES EXL+/-SS.                                           5.38         05/15/2008            48,338
     41,803  NATIONAL CITY BANK+/-                                                     5.46         09/04/2007            41,807
    299,572  NATIONWIDE BUILDING SOCIETY+++/-                                          5.48         07/20/2007           299,728

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   195,064  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32%        05/09/2007    $      194,013
    522,540  NORTHERN ROCK PLC+++/-SS.                                                 5.34         05/05/2008           522,587
    150,948  PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30         04/15/2007           150,948
     52,254  PICAROS FUNDING PLC++                                                     5.29         06/22/2007            51,638
    297,848  PREMIUM ASSET TRUST+++/-                                                  5.47         12/21/2007           298,265
    261,270  PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37         12/16/2007           261,270
    198,565  PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37         08/27/2007           198,565
     42,273  RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34         09/24/2007            42,282
    131,377  REGENCY MARKETS #1 LLC++                                                  5.28         05/15/2007           130,555
    365,778  SAINT GERMAIN FUNDING                                                     5.31         04/19/2007           364,871
    240,368  SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39         04/11/2008           240,368
     41,803  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26         08/20/2007            40,955
    209,016  SLM CORPORATION+++/-SS.                                                   5.32         05/12/2008           209,037
     20,902  STANFIELD VICTORIA FUNDING LLC++                                          5.27         04/16/2007            20,859
    198,147  STANFIELD VICTORIA FUNDING LLC++                                          5.31         04/25/2007           197,483
    185,669  TASMAN FUNDING INCORPORATED++                                             5.29         04/04/2007           185,615
     60,416  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008            60,415
    261,270  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33         06/15/2007           261,291
    261,270  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34         05/08/2008           261,299
     31,352  VERSAILLES CDS LLC++                                                      5.33         04/16/2007            31,288
    522,540  VETRA FINANCE CORPORATION                                                 5.31         06/12/2007           517,142
    236,324  WHISTLEJACKET CAPITAL LIMITED                                             5.30         04/23/2007           235,601
     62,705  WINDMILL FUNDING CORPORATION                                              5.38         04/02/2007            62,705
    182,889  WORLD OMNI VEHICLE LEASING++                                              5.30         04/18/2007           182,463
    104,508  WORLD OMNI VEHICLE LEASING++                                              5.36         04/19/2007           104,246

                                                                                                                      32,014,515
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,858,543)                                                            32,858,543
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 1.67%
  9,876,985  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              9,876,985

TOTAL SHORT-TERM INVESTMENTS (COST $9,876,985)                                                                         9,876,985
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $554,027,713)*                          106.35%                                                             $  626,796,398

OTHER ASSETS AND LIABILITIES, NET              (6.35)                                                                (37,437,345)
                                              ------                                                              --------------

TOTAL NET ASSETS                              100.00%                                                             $  589,359,053
                                              ======                                                              ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,876,985.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 99.02%

AMUSEMENT & RECREATION SERVICES - 0.23%
     39,574  HARRAH'S ENTERTAINMENT INCORPORATED                                                                  $    3,342,024
     71,818  INTERNATIONAL GAME TECHNOLOGY                                                                             2,900,011

                                                                                                                       6,242,035
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 0.48%
     18,736  ABERCROMBIE & FITCH COMPANY CLASS A                                                                       1,417,940
    111,867  GAP INCORPORATED                                                                                          1,925,231
     69,429  KOHL'S CORPORATION+                                                                                       5,318,956
     72,616  LIMITED BRANDS INCORPORATED<<                                                                             1,892,373
     48,569  NORDSTROM INCORPORATED                                                                                    2,571,243

                                                                                                                      13,125,743
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.16%
     23,033  JONES APPAREL GROUP INCORPORATED                                                                            707,804
     21,963  LIZ CLAIBORNE INCORPORATED                                                                                  941,115
     13,009  POLO RALPH LAUREN CORPORATION                                                                             1,146,743
     19,117  VF CORPORATION                                                                                            1,579,447

                                                                                                                       4,375,109
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
     31,959  AUTONATION INCORPORATED+<<                                                                                  678,809
     10,546  AUTOZONE INCORPORATED+                                                                                    1,351,364

                                                                                                                       2,030,173
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
     12,891  RYDER SYSTEM INCORPORATED                                                                                   636,042
                                                                                                                  --------------
BIOPHARMACEUTICALS - 0.55%
     80,158  CELGENE CORPORATION+<<                                                                                    4,205,089
     55,933  GENZYME CORPORATION+                                                                                      3,357,099
     98,653  GILEAD SCIENCES INCORPORATED+                                                                             7,546,955

                                                                                                                      15,109,143
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
     25,358  CENTEX CORPORATION<<                                                                                      1,059,457
     57,966  D.R. HORTON INCORPORATED                                                                                  1,275,252
     16,318  KB HOME                                                                                                     696,289
     29,283  LENNAR CORPORATION CLASS A<<                                                                              1,236,035
     45,114  PULTE HOMES INCORPORATED<<                                                                                1,193,716

                                                                                                                       5,460,749
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.02%
    433,298  HOME DEPOT INCORPORATED                                                                                  15,919,369
    323,303  LOWE'S COMPANIES INCORPORATED                                                                            10,180,811
     23,692  SHERWIN-WILLIAMS COMPANY                                                                                  1,564,620

                                                                                                                      27,664,800
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES - 7.39%
    124,935  ADOBE SYSTEMS INCORPORATED+                                                                          $    5,209,790
     21,000  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        1,236,480
     49,192  AUTODESK INCORPORATED+                                                                                    1,849,619
    116,831  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    5,654,620
     43,303  BMC SOFTWARE INCORPORATED+                                                                                1,333,299
     87,331  CA INCORPORATED                                                                                           2,262,746
  1,282,362  CISCO SYSTEMS INCORPORATED+                                                                              32,738,702
     38,340  CITRIX SYSTEMS INCORPORATED+                                                                              1,228,030
     30,293  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       2,673,963
     36,775  COMPUTER SCIENCES CORPORATION+                                                                            1,917,081
     68,839  COMPUWARE CORPORATION+                                                                                      653,282
     29,013  CONVERGYS CORPORATION+                                                                                      737,220
    241,237  EBAY INCORPORATED+                                                                                        7,997,007
     65,825  ELECTRONIC ARTS INCORPORATED+                                                                             3,314,947
    109,220  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       3,023,210
     26,508  EQUIFAX INCORPORATED                                                                                        966,217
     34,560  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       1,571,098
    159,868  FIRST DATA CORPORATION                                                                                    4,300,449
     36,217  FISERV INCORPORATED+                                                                                      1,921,674
     46,213  GOOGLE INCORPORATED CLASS A+                                                                             21,172,948
     41,431  IMS HEALTH INCORPORATED                                                                                   1,228,843
     99,512  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            1,224,993
     72,730  INTUIT INCORPORATED+<<                                                                                    1,989,893
    120,854  JUNIPER NETWORKS INCORPORATED+<<                                                                          2,378,407
  1,829,529  MICROSOFT CORPORATION                                                                                    50,988,973
     27,278  MONSTER WORLDWIDE INCORPORATED+                                                                           1,292,159
     38,003  NCR CORPORATION+                                                                                          1,815,403
     71,975  NOVELL INCORPORATED+                                                                                        519,660
     35,477  OMNICOM GROUP INCORPORATED                                                                                3,632,135
    847,179  ORACLE CORPORATION+<<                                                                                    15,359,355
          1  PARAMETRIC TECHNOLOGY CORPORATION+                                                                                4
     35,662  ROBERT HALF INTERNATIONAL INCORPORATED                                                                    1,319,851
    764,477  SUN MICROSYSTEMS INCORPORATED+                                                                            4,594,507
    196,297  SYMANTEC CORPORATION+<<                                                                                   3,395,938
     73,301  UNISYS CORPORATION+<<                                                                                       617,927
     52,045  VERISIGN INCORPORATED+                                                                                    1,307,370
    259,206  YAHOO! INCORPORATED+<<                                                                                    8,110,556

                                                                                                                     201,538,356
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 10.47%
    327,610  ABBOTT LABORATORIES                                                                                      18,280,638
     45,954  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     3,395,541
    247,863  AMGEN INCORPORATED+                                                                                      13,850,584
     19,454  AVERY DENNISON CORPORATION                                                                                1,250,114
     93,646  AVON PRODUCTS INCORPORATED                                                                                3,489,250
     22,642  BARR PHARMACEUTICALS INCORPORATED+                                                                        1,049,457
     72,702  BIOGEN IDEC INCORPORATED+                                                                                 3,226,515
    428,756  BRISTOL-MYERS SQUIBB COMPANY                                                                             11,902,267

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     32,113  CLOROX COMPANY                                                                                       $    2,045,277
    109,003  COLGATE-PALMOLIVE COMPANY                                                                                 7,280,310
    203,641  DOW CHEMICAL COMPANY                                                                                      9,338,976
    196,201  E.I. DU PONT DE NEMOURS & COMPANY                                                                         9,698,215
     17,757  EASTMAN CHEMICAL COMPANY                                                                                  1,124,551
     37,780  ECOLAB INCORPORATED                                                                                       1,624,540
    209,467  ELI LILLY & COMPANY                                                                                      11,250,473
     24,686  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               1,205,911
     67,484  FOREST LABORATORIES INCORPORATED+<<                                                                       3,471,377
     33,110  HOSPIRA INCORPORATED+                                                                                     1,354,199
     16,581  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             782,955
    614,443  JOHNSON & JOHNSON                                                                                        37,026,335
     51,633  KING PHARMACEUTICALS INCORPORATED+<<                                                                      1,015,621
     50,476  MEDIMMUNE INCORPORATED+<<                                                                                 1,836,822
    459,966  MERCK & COMPANY INCORPORATED                                                                             20,316,698
    115,392  MONSANTO COMPANY                                                                                          6,341,944
     51,965  MYLAN LABORATORIES INCORPORATED                                                                           1,098,540
  1,504,626  PFIZER INCORPORATED                                                                                      38,006,853
     34,814  PPG INDUSTRIES INCORPORATED                                                                               2,447,772
     68,017  PRAXAIR INCORPORATED                                                                                      4,282,350
    669,920  PROCTER & GAMBLE COMPANY                                                                                 42,312,147
     30,218  ROHM & HAAS COMPANY                                                                                       1,562,875
    315,863  SCHERING-PLOUGH CORPORATION                                                                               8,057,665
     28,038  SIGMA-ALDRICH CORPORATION                                                                                 1,164,138
    285,805  WYETH                                                                                                    14,298,824

                                                                                                                     285,389,734
                                                                                                                  --------------
COAL MINING - 0.14%
     38,751  CONSOL ENERGY INCORPORATED                                                                                1,516,327
     56,195  PEABODY ENERGY CORPORATION                                                                                2,261,287

                                                                                                                       3,777,614
                                                                                                                  --------------
COMMUNICATIONS - 4.66%
     76,482  ALLTEL CORPORATION                                                                                        4,741,884
  1,325,697  AT&T INCORPORATED                                                                                        52,272,233
     96,248  AVAYA INCORPORATED+                                                                                       1,136,689
     23,645  CENTURYTEL INCORPORATED                                                                                   1,068,518
    105,347  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 3,691,359
    660,303  COMCAST CORPORATION CLASS A+<<                                                                           17,134,863
    164,465  DIRECTV GROUP INCORPORATED+<<                                                                             3,794,208
     31,959  EMBARQ CORPORATION                                                                                        1,800,890
     46,103  IAC INTERACTIVECORP+                                                                                      1,738,544
    333,016  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                        2,993,814
    616,234  SPRINT NEXTEL CORPORATION<<                                                                              11,683,797
    617,800  VERIZON COMMUNICATIONS INCORPORATED                                                                      23,426,976
    101,216  WINDSTREAM CORPORATION                                                                                    1,486,863

                                                                                                                     126,970,638
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS - 10.26%
    949,519  BANK OF AMERICA CORPORATION                                                                          $   48,444,459
    160,498  BANK OF NEW YORK COMPANY INCORPORATED                                                                     6,508,194
    115,069  BB&T CORPORATION                                                                                          4,720,130
  1,040,852  CITIGROUP INCORPORATED                                                                                   53,437,342
     33,471  COMERICA INCORPORATED                                                                                     1,978,806
     39,816  COMMERCE BANCORP INCORPORATED                                                                             1,329,058
     27,671  COMPASS BANCSHARES INCORPORATED                                                                           1,903,765
    118,098  FIFTH THIRD BANCORP                                                                                       4,569,212
     26,608  FIRST HORIZON NATIONAL CORPORATION<<                                                                      1,105,030
    105,075  HUDSON CITY BANCORP INCORPORATED                                                                          1,437,426
     50,000  HUNTINGTON BANCSHARES INCORPORATED<<                                                                      1,092,500
    737,428  JPMORGAN CHASE & COMPANY                                                                                 35,676,767
     84,052  KEYCORP                                                                                                   3,149,428
     16,310  M&T BANK CORPORATION<<                                                                                    1,889,187
     54,292  MARSHALL & ILSLEY CORPORATION                                                                             2,514,263
     88,315  MELLON FINANCIAL CORPORATION<<                                                                            3,809,909
    125,790  NATIONAL CITY CORPORATION<<                                                                               4,685,678
     40,037  NORTHERN TRUST CORPORATION                                                                                2,407,825
     73,494  PNC FINANCIAL SERVICES GROUP                                                                              5,289,363
    155,357  REGIONS FINANCIAL CORPORATION                                                                             5,494,977
     76,666  SOVEREIGN BANCORP INCORPORATED                                                                            1,950,389
     70,878  STATE STREET CORPORATION                                                                                  4,589,351
     75,426  SUNTRUST BANKS INCORPORATED                                                                               6,263,375
     69,342  SYNOVUS FINANCIAL CORPORATION                                                                             2,242,520
    376,046  US BANCORP                                                                                               13,150,329
    404,608  WACHOVIA CORPORATION                                                                                     22,273,670
    188,752  WASHINGTON MUTUAL INCORPORATED<<                                                                          7,621,806
    717,315  WELLS FARGO & COMPANY++                                                                                  24,697,155
    163,895  WESTERN UNION COMPANY                                                                                     3,597,495
     23,353  ZIONS BANCORPORATION                                                                                      1,973,796

                                                                                                                     279,803,205
                                                                                                                  --------------
EATING & DRINKING PLACES - 0.61%
     30,825  DARDEN RESTAURANTS INCORPORATED                                                                           1,269,682
    255,511  MCDONALD'S CORPORATION                                                                                   11,510,771
     18,412  WENDY'S INTERNATIONAL INCORPORATED                                                                          576,296
     55,970  YUM! BRANDS INCORPORATED                                                                                  3,232,827

                                                                                                                      16,589,576
                                                                                                                  --------------
EDUCATIONAL SERVICES - 0.05%
     29,711  APOLLO GROUP INCORPORATED CLASS A+                                                                        1,304,313
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 4.33%
    141,014  AES CORPORATION+                                                                                          3,034,621
     34,913  ALLEGHENY ENERGY INCORPORATED+                                                                            1,715,625
     54,138  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                       681,597
     43,863  AMEREN CORPORATION<<                                                                                      2,206,309
     84,218  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              4,105,628
     67,956  CENTERPOINT ENERGY INCORPORATED<<                                                                         1,219,131

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
     71,919  CITIZENS COMMUNICATIONS COMPANY<<                                                                    $    1,075,189
     47,399  CMS ENERGY CORPORATION<<                                                                                    843,702
     54,701  CONSOLIDATED EDISON INCORPORATED                                                                          2,793,033
     38,360  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   3,335,402
     74,090  DOMINION RESOURCES INCORPORATED<<                                                                         6,576,969
     37,605  DTE ENERGY COMPANY<<                                                                                      1,801,280
    266,898  DUKE ENERGY CORPORATION                                                                                   5,415,360
     80,371  DYNEGY INCORPORATED CLASS A+<<                                                                              744,235
     69,173  EDISON INTERNATIONAL                                                                                      3,398,469
    148,263  EL PASO CORPORATION                                                                                       2,145,366
     42,103  ENTERGY CORPORATION                                                                                       4,417,447
    142,281  EXELON CORPORATION                                                                                        9,776,128
     67,770  FIRSTENERGY CORPORATION<<                                                                                 4,489,085
     86,110  FPL GROUP INCORPORATED<<                                                                                  5,267,349
     15,957  INTEGRYS ENERGY GROUP INCORPORATED                                                                          885,773
     37,279  KEYSPAN CORPORATION                                                                                       1,534,031
     22,791  KINDER MORGAN INCORPORATED                                                                                2,426,102
      9,535  NICOR INCORPORATED                                                                                          461,685
     58,141  NISOURCE INCORPORATED                                                                                     1,420,966
     74,482  PG&E CORPORATION                                                                                          3,595,246
     21,233  PINNACLE WEST CAPITAL CORPORATION                                                                         1,024,492
     81,759  PPL CORPORATION                                                                                           3,343,943
     54,586  PROGRESS ENERGY INCORPORATED                                                                              2,753,318
     53,665  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,456,342
     18,247  QUESTAR CORPORATION                                                                                       1,627,815
     55,820  SEMPRA ENERGY                                                                                             3,405,578
    133,301  SPECTRA ENERGY CORPORATION                                                                                3,501,817
     44,497  TECO ENERGY INCORPORATED                                                                                    765,793
    158,934  THE SOUTHERN COMPANY<<                                                                                    5,824,931
     97,501  TXU CORPORATION                                                                                           6,249,814
    113,178  WASTE MANAGEMENT INCORPORATED                                                                             3,894,438
    126,932  WILLIAMS COMPANIES INCORPORATED                                                                           3,612,485
     86,569  XCEL ENERGY INCORPORATED                                                                                  2,137,389

                                                                                                                     117,963,883
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.88%
     24,897  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                      416,776
    117,817  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                    1,538,690
     75,696  ALTERA CORPORATION                                                                                        1,513,163
     70,852  ANALOG DEVICES INCORPORATED<<                                                                             2,443,685
    100,112  BROADCOM CORPORATION CLASS A+<<                                                                           3,210,592
     18,071  CIENA CORPORATION+                                                                                          505,084
     38,744  COOPER INDUSTRIES LIMITED CLASS A                                                                         1,743,093
    169,400  EMERSON ELECTRIC COMPANY                                                                                  7,299,446
  2,183,215  GENERAL ELECTRIC COMPANY                                                                                 77,198,482
     13,906  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              1,336,088
     39,211  JABIL CIRCUIT INCORPORATED                                                                                  839,508
     44,837  JDS UNIPHASE CORPORATION+<<                                                                                 682,868

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     42,403   KLA-TENCOR CORPORATION<<                                                                            $    2,260,928
     26,436   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 2,312,357
     63,544   LINEAR TECHNOLOGY CORPORATION<<                                                                          2,007,355
    163,516   LSI LOGIC CORPORATION+<<                                                                                 1,707,107
     68,085   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   2,001,699
    160,251   MICRON TECHNOLOGY INCORPORATED+                                                                          1,935,832
     30,100   MOLEX INCORPORATED                                                                                         848,820
    507,508   MOTOROLA INCORPORATED<<                                                                                  8,967,666
     60,215   NATIONAL SEMICONDUCTOR CORPORATION                                                                       1,453,590
     78,779   NETWORK APPLIANCE INCORPORATED+                                                                          2,877,009
     26,698   NOVELLUS SYSTEMS INCORPORATED+<<                                                                           854,870
     75,485   NVIDIA CORPORATION+<<                                                                                    2,172,458
     45,092   PMC-SIERRA INCORPORATED+<<                                                                                 316,095
     33,769   QLOGIC CORPORATION+                                                                                        574,073
    351,696   QUALCOMM INCORPORATED                                                                                   15,003,351
     35,717   ROCKWELL COLLINS INCORPORATED                                                                            2,390,539
    112,536   SANMINA-SCI CORPORATION+                                                                                   407,380
     92,847   TELLABS INCORPORATED+                                                                                      919,185
    306,454   TEXAS INSTRUMENTS INCORPORATED                                                                           9,224,265
     16,708   WHIRLPOOL CORPORATION<<                                                                                  1,418,676
     70,458   XILINX INCORPORATED<<                                                                                    1,812,884

                                                                                                                     160,193,614
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.28%
     18,669   FLUOR CORPORATION<<                                                                                      1,674,983
     49,667   MOODY'S CORPORATION                                                                                      3,082,334
     72,012   PAYCHEX INCORPORATED                                                                                     2,727,094

                                                                                                                       7,484,411
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.32%
     21,886   BALL CORPORATION                                                                                         1,003,473
     32,368   FORTUNE BRANDS INCORPORATED                                                                              2,551,246
     87,796   ILLINOIS TOOL WORKS INCORPORATED                                                                         4,530,274
     12,505   SNAP-ON INCORPORATED                                                                                       601,491

                                                                                                                       8,686,484
                                                                                                                  --------------
FINANCIAL SERVICES - 0.03%
     40,282   JANUS CAPITAL GROUP INCORPORATED                                                                           842,297
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.13%
    161,968   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    8,172,905
    138,581   ARCHER DANIELS MIDLAND COMPANY                                                                           5,085,923
     46,368   CAMPBELL SOUP COMPANY                                                                                    1,806,034
     59,089   COCA-COLA ENTERPRISES INCORPORATED                                                                       1,196,552
    107,252   CONAGRA FOODS INCORPORATED                                                                               2,671,647
     44,786   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                 948,567
     73,278   GENERAL MILLS INCORPORATED                                                                               4,266,245
     68,968   H.J. HEINZ COMPANY                                                                                       3,249,772
     24,716   HERCULES INCORPORATED+                                                                                     482,951

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
     53,230   KELLOGG COMPANY<<                                                                                   $     2,737,619
     39,828   KRAFT FOODS INCORPORATED CLASS A                                                                         1,260,954
     27,640   MCCORMICK & COMPANY INCORPORATED                                                                         1,064,693
      9,965   MOLSON COORS BREWING COMPANY                                                                               942,888
     27,911   PEPSI BOTTLING GROUP INCORPORATED                                                                          890,082
    347,714   PEPSICO INCORPORATED                                                                                    22,100,702
    155,723   SARA LEE CORPORATION                                                                                     2,634,833
    427,657   THE COCA-COLA COMPANY                                                                                   20,527,536
     36,744   THE HERSHEY COMPANY                                                                                      2,008,427
     53,558   TYSON FOODS INCORPORATED CLASS A                                                                         1,039,561
     46,315   WM. WRIGLEY JR. COMPANY                                                                                  2,358,823

                                                                                                                      85,446,714
                                                                                                                  --------------
FOOD STORES - 0.51%
    150,307   KROGER COMPANY                                                                                           4,246,173
     93,522   SAFEWAY INCORPORATED                                                                                     3,426,646
    159,435   STARBUCKS CORPORATION+                                                                                   4,999,882
     29,846   WHOLE FOODS MARKET INCORPORATED                                                                          1,338,593

                                                                                                                      14,011,294
                                                                                                                  --------------
FORESTRY - 0.12%
     44,841   WEYERHAEUSER COMPANY<<                                                                                   3,351,416
                                                                                                                  --------------
FURNITURE & FIXTURES - 0.18%
     37,661   LEGGETT & PLATT INCORPORATED                                                                               853,775
     83,140   MASCO CORPORATION                                                                                        2,278,036
     58,937   NEWELL RUBBERMAID INCORPORATED                                                                           1,832,351

                                                                                                                       4,964,162
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.95%
     23,246   BIG LOTS INCORPORATED+<<                                                                                   727,135
     66,247   DOLLAR GENERAL CORPORATION                                                                               1,401,124
     32,193   FAMILY DOLLAR STORES INCORPORATED                                                                          953,557
    111,498   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                               5,022,985
     47,765   JC PENNEY COMPANY INCORPORATED<<                                                                         3,924,372
     17,644   SEARS HOLDINGS CORPORATION+<<                                                                            3,178,743
    182,350   TARGET CORPORATION                                                                                      10,806,061
     96,622   TJX COMPANIES INCORPORATED                                                                               2,604,929
    522,099   WAL-MART STORES INCORPORATED                                                                            24,512,548

                                                                                                                      53,131,454
                                                                                                                  --------------
HEALTH SERVICES - 0.54%
     84,986   CARDINAL HEALTH INCORPORATED                                                                             6,199,729
     25,986   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                            1,887,363
     15,472   MANOR CARE INCORPORATED                                                                                    841,058
     61,156   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     4,435,645
    100,126   TENET HEALTHCARE CORPORATION+                                                                              643,810
     21,761   WATSON PHARMACEUTICALS INCORPORATED+                                                                       575,143

                                                                                                                      14,582,748
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES - 1.28%
     20,716   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                   $    1,195,106
     46,788   ARCHSTONE-SMITH TRUST                                                                                    2,539,653
     16,845   AVALONBAY COMMUNITIES INCORPORATED                                                                       2,189,850
     25,253   BOSTON PROPERTIES INCORPORATED                                                                           2,964,702
     26,916   DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                              1,693,016
     62,422   EQUITY RESIDENTIAL                                                                                       3,010,613
    110,569   HOST HOTELS & RESORTS INCORPORATED                                                                       2,909,070
     47,992   KIMCO REALTY CORPORATION                                                                                 2,339,130
     37,643   PLUM CREEK TIMBER COMPANY                                                                                1,483,887
     54,401   PROLOGIS                                                                                                 3,532,257
     26,046   PUBLIC STORAGE INCORPORATED                                                                              2,465,775
     47,045   SIMON PROPERTY GROUP INCORPORATED<<                                                                      5,233,756
     27,680   VORNADO REALTY TRUST<<                                                                                   3,303,331

                                                                                                                      34,860,146
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.26%
     60,164   BED BATH & BEYOND INCORPORATED+                                                                          2,416,788
     85,947   BEST BUY COMPANY INCORPORATED<<                                                                          4,187,338
     30,219   CIRCUIT CITY STORES INCORPORATED                                                                           559,958

                                                                                                                       7,164,084
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.39%
     82,578   HILTON HOTELS CORPORATION<<                                                                              2,969,505
     70,011   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              3,427,739
     45,614   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                       2,958,068
     40,104   WYNDHAM WORLDWIDE CORPORATION+                                                                           1,369,552

                                                                                                                      10,724,864
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.45%
    155,811   3M COMPANY<<                                                                                            11,908,635
     37,091   AMERICAN STANDARD COMPANIES INCORPORATED                                                                 1,966,565
    182,985   APPLE INCORPORATED+                                                                                     17,001,136
    296,570   APPLIED MATERIALS INCORPORATED<<                                                                         5,433,162
     67,990   BAKER HUGHES INCORPORATED                                                                                4,496,179
     13,927   BLACK & DECKER CORPORATION                                                                               1,136,722
    137,111   CATERPILLAR INCORPORATED                                                                                 9,190,550
     11,061   CUMMINS INCORPORATED                                                                                     1,600,748
     48,163   DEERE & COMPANY                                                                                          5,232,428
    482,287   DELL INCORPORATED+<<                                                                                    11,193,881
     43,460   DOVER CORPORATION                                                                                        2,121,283
     31,039   EATON CORPORATION                                                                                        2,593,619
    447,576   EMC CORPORATION+                                                                                         6,198,928
    568,237   HEWLETT-PACKARD COMPANY                                                                                 22,809,033
     65,349   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                   2,834,186
  1,224,394   INTEL CORPORATION                                                                                       23,422,657
    319,639   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           30,129,172
     20,383   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    1,191,590
     37,325   NATIONAL OILWELL VARCO INCORPORATED+<<                                                                   2,903,512

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     26,114   PALL CORPORATION                                                                                    $      992,332
     24,579   PARKER HANNIFIN CORPORATION                                                                              2,121,413
     46,771   PITNEY BOWES INCORPORATED                                                                                2,122,936
     48,271   SANDISK CORPORATION+<<                                                                                   2,114,270
     42,331   SMITH INTERNATIONAL INCORPORATED<<                                                                       2,034,005
    191,937   SOLECTRON CORPORATION+                                                                                     604,602
     17,582   STANLEY WORKS                                                                                              973,340
     21,783   TEREX CORPORATION+<<                                                                                     1,563,148

                                                                                                                     175,890,032
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
     63,348   AON CORPORATION<<                                                                                        2,404,690
     35,396   HUMANA INCORPORATED+                                                                                     2,053,676
    117,360   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  3,437,474
     72,749   UNUMPROVIDENT CORPORATION<<                                                                              1,675,409

                                                                                                                       9,571,249
                                                                                                                  --------------
INSURANCE CARRIERS - 5.70%
     69,367   ACE LIMITED                                                                                              3,958,081
    109,637   AETNA INCORPORATED                                                                                       4,801,004
    104,430   AFLAC INCORPORATED                                                                                       4,914,476
    131,364   ALLSTATE CORPORATION                                                                                     7,889,722
     21,731   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     1,877,341
    552,343   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               37,128,496
     86,747   CHUBB CORPORATION                                                                                        4,482,217
     20,694   CIGNA CORPORATION                                                                                        2,952,206
     36,694   CINCINNATI FINANCIAL CORPORATION                                                                         1,555,826
     93,583   GENWORTH FINANCIAL INCORPORATED                                                                          3,269,790
     67,985   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           6,498,006
     58,769   LINCOLN NATIONAL CORPORATION                                                                             3,983,951
     95,767   LOEWS CORPORATION                                                                                        4,350,695
     28,606   MBIA INCORPORATED<<                                                                                      1,873,407
    159,799   METLIFE INCORPORATED                                                                                    10,091,307
     17,630   MGIC INVESTMENT CORPORATION<<                                                                            1,038,760
     56,873   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   3,404,987
    158,060   PROGRESSIVE CORPORATION                                                                                  3,448,869
     99,573   PRUDENTIAL FINANCIAL INCORPORATED                                                                        8,987,459
     22,413   SAFECO CORPORATION                                                                                       1,488,896
     20,803   TORCHMARK CORPORATION                                                                                    1,364,469
    143,436   TRAVELERS COMPANIES INCORPORATED                                                                         7,425,682
    287,536   UNITEDHEALTH GROUP INCORPORATED                                                                         15,230,782
    130,024   WELLPOINT INCORPORATED+                                                                                 10,544,946
     38,439   XL CAPITAL LIMITED CLASS A                                                                               2,689,192

                                                                                                                     155,250,567
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
LEATHER & LEATHER PRODUCTS - 0.14%
     78,591   COACH INCORPORATED+                                                                                 $    3,933,480
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.44%
     85,699   AGILENT TECHNOLOGIES INCORPORATED+                                                                       2,887,199
     38,970   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             1,152,343
     11,536   BAUSCH & LOMB INCORPORATED                                                                                 590,182
     51,929   BECTON DICKINSON & COMPANY                                                                               3,992,821
    251,433   BOSTON SCIENTIFIC CORPORATION+                                                                           3,655,840
     21,925   C.R. BARD INCORPORATED                                                                                   1,743,257
     50,531   DANAHER CORPORATION                                                                                      3,610,440
     61,042   EASTMAN KODAK COMPANY<<                                                                                  1,377,108
     11,450   MILLIPORE CORPORATION+<<                                                                                   829,782
     25,865   PERKINELMER INCORPORATED                                                                                   626,450
     33,708   QUEST DIAGNOSTICS INCORPORATED                                                                           1,681,018
     94,731   RAYTHEON COMPANY                                                                                         4,969,588
     35,173   ROCKWELL AUTOMATION INCORPORATED                                                                         2,105,808
     17,349   TEKTRONIX INCORPORATED                                                                                     488,548
     40,288   TERADYNE INCORPORATED+                                                                                     666,364
     89,176   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                 4,168,978
     21,556   WATERS CORPORATION+                                                                                      1,250,248
    201,476   XEROX CORPORATION+                                                                                       3,402,930

                                                                                                                      39,198,904
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 0.59%
    244,489   MEDTRONIC INCORPORATED                                                                                  11,994,630
     73,085   ST. JUDE MEDICAL INCORPORATED+                                                                           2,748,727
     27,270   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                     1,300,506

                                                                                                                      16,043,863
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES - 0.07%
     33,858   COVENTRY HEALTH CARE INCORPORATED+<<                                                                     1,897,741
                                                                                                                  --------------
MEDICAL PRODUCTS - 0.79%
     32,643   ALLERGAN INCORPORATED                                                                                    3,617,497
    137,962   BAXTER INTERNATIONAL INCORPORATED                                                                        7,266,459
     51,998   BIOMET INCORPORATED                                                                                      2,209,395
     63,304   STRYKER CORPORATION<<                                                                                    4,198,321
     50,352   ZIMMER HOLDINGS INCORPORATED+<<                                                                          4,300,564

                                                                                                                      21,592,236
                                                                                                                  --------------
METAL MINING - 0.34%
     79,580   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    5,267,421
     95,741   NEWMONT MINING CORPORATION                                                                               4,020,165

                                                                                                                       9,287,586
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
     20,171   VULCAN MATERIALS COMPANY                                                                                 2,349,518
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
       34,151   HASBRO INCORPORATED                                                                                   $     977,402
       83,474   MATTEL INCORPORATED                                                                                       2,301,378
       28,735   TIFFANY & COMPANY<<                                                                                       1,306,868
      419,786   TYCO INTERNATIONAL LIMITED                                                                               13,244,248

                                                                                                                         17,829,896
                                                                                                                      -------------
MISCELLANEOUS RETAIL - 1.43%
       66,030   AMAZON.COM INCORPORATED+                                                                                  2,627,334
       96,030   COSTCO WHOLESALE CORPORATION                                                                              5,170,255
      327,013   CVS CORPORATION<<                                                                                        11,164,224
       12,924   DILLARD'S INCORPORATED CLASS A                                                                              423,003
       28,796   EXPRESS SCRIPTS INCORPORATED+                                                                             2,324,413
       58,701   OFFICE DEPOT INCORPORATED+                                                                                2,062,753
       15,919   OFFICEMAX INCORPORATED                                                                                      839,568
       28,916   RADIOSHACK CORPORATION<<                                                                                    781,599
      152,226   STAPLES INCORPORATED                                                                                      3,933,520
      212,486   WALGREEN COMPANY                                                                                          9,750,983

                                                                                                                         39,077,652
                                                                                                                      -------------
MOTION PICTURES - 1.56%
      498,127   NEWS CORPORATION CLASS A                                                                                 11,516,696
      810,085   TIME WARNER INCORPORATED                                                                                 15,974,876
      434,902   WALT DISNEY COMPANY                                                                                      14,973,676

                                                                                                                         42,465,248
                                                                                                                      -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.84%
       65,204   FEDEX CORPORATION                                                                                         7,004,866
      226,419   UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             15,871,972

                                                                                                                         22,876,838
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.86%
      253,146   AMERICAN EXPRESS COMPANY                                                                                 14,277,434
       87,173   CAPITAL ONE FINANCIAL CORPORATION<<                                                                       6,578,075
       41,081   CIT GROUP INCORPORATED                                                                                    2,174,007
      125,225   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       4,212,569
      205,496   FANNIE MAE                                                                                               11,215,972
      147,131   FREDDIE MAC<<                                                                                             8,752,823
       87,148   SLM CORPORATION                                                                                           3,564,353

                                                                                                                         50,775,233
                                                                                                                      -------------
OIL & GAS EXTRACTION - 2.78%
       98,320   ANADARKO PETROLEUM CORPORATION                                                                            4,225,794
       70,265   APACHE CORPORATION                                                                                        4,967,736
       62,256   BJ SERVICES COMPANY                                                                                       1,736,942
       86,932   CHESAPEAKE ENERGY CORPORATION                                                                             2,684,460
       94,363   DEVON ENERGY CORPORATION                                                                                  6,531,807
       32,034   ENSCO INTERNATIONAL INCORPORATED<<                                                                        1,742,650

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (CONTINUED)
       51,803   EOG RESOURCES INCORPORATED                                                                            $   3,695,626
      212,134   HALLIBURTON COMPANY<<                                                                                     6,733,133
       59,125   NABORS INDUSTRIES LIMITED+<<                                                                              1,754,239
       28,556   NOBLE CORPORATION                                                                                         2,246,786
      177,937   OCCIDENTAL PETROLEUM CORPORATION                                                                          8,774,073
       23,460   ROWAN COMPANIES INCORPORATED<<                                                                              761,746
      250,217   SCHLUMBERGER LIMITED                                                                                     17,289,995
       62,200   TRANSOCEAN INCORPORATED+                                                                                  5,081,740
       71,794   WEATHERFORD INTERNATIONAL LIMITED+<<                                                                      3,237,909
       78,121   XTO ENERGY INCORPORATED                                                                                   4,281,812

                                                                                                                         75,746,448
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS - 0.28%
       22,205   BEMIS COMPANY INCORPORATED                                                                                  741,425
       96,089   INTERNATIONAL PAPER COMPANY<<                                                                             3,497,640
       38,739   MEADWESTVACO CORPORATION                                                                                  1,194,711
       28,212   PACTIV CORPORATION+                                                                                         951,873
       22,324   TEMPLE-INLAND INCORPORATED                                                                                1,333,636

                                                                                                                          7,719,285
                                                                                                                      -------------
PERSONAL SERVICES - 0.09%
       28,821   CINTAS CORPORATION                                                                                        1,040,438
       68,428   H & R BLOCK INCORPORATED                                                                                  1,439,725

                                                                                                                          2,480,163
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 6.32%
       11,835   ASHLAND INCORPORATED                                                                                        776,376
      458,119   CHEVRON CORPORATION                                                                                      33,882,481
      349,059   CONOCOPHILLIPS                                                                                           23,858,183
    1,208,767   EXXON MOBIL CORPORATION<<                                                                                91,201,470
       57,361   HESS CORPORATION                                                                                          3,181,815
       73,430   MARATHON OIL CORPORATION                                                                                  7,257,087
       39,837   MURPHY OIL CORPORATION                                                                                    2,127,296
       25,761   SUNOCO INCORPORATED                                                                                       1,814,605
      128,259   VALERO ENERGY CORPORATION<<                                                                               8,271,423

                                                                                                                        172,370,736
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES - 0.56%
      184,611   ALCOA INCORPORATED                                                                                        6,258,313
       21,652   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                     2,310,052
       63,933   NUCOR CORPORATION                                                                                         4,163,956
       25,156   UNITED STATES STEEL CORPORATION<<                                                                         2,494,721

                                                                                                                         15,227,042
                                                                                                                      -------------
 PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.87%
      156,694   CBS CORPORATION CLASS B<<                                                                                 4,793,269
       13,871   DOW JONES & COMPANY INCORPORATED<<                                                                          478,133
       17,721   E.W. SCRIPPS COMPANY CLASS A                                                                                791,774
       49,855   GANNETT COMPANY INCORPORATED                                                                              2,806,338

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
       75,356   MCGRAW-HILL COMPANIES INCORPORATED                                                                    $   4,738,385
        8,264   MEREDITH CORPORATION                                                                                        474,271
       30,556   NEW YORK TIMES COMPANY CLASS A<<                                                                            718,372
       46,368   RR DONNELLEY & SONS COMPANY<<                                                                             1,696,605
       37,737   TRIBUNE COMPANY<<                                                                                         1,211,735
      146,952   VIACOM INCORPORATED CLASS B+<<                                                                            6,041,197

                                                                                                                         23,750,079
                                                                                                                      -------------
RAILROAD TRANSPORTATION - 0.73%
       76,210   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  6,129,570
       92,735   CSX CORPORATION<<                                                                                         3,714,037
       84,284   NORFOLK SOUTHERN CORPORATION                                                                              4,264,770
       57,483   UNION PACIFIC CORPORATION                                                                                 5,837,399

                                                                                                                         19,945,776
                                                                                                                      -------------
REAL ESTATE - 0.10%
       39,657   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              1,355,476
       46,203   REALOGY CORPORATION+                                                                                      1,368,071

                                                                                                                          2,723,547
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.08%
      34,255   SEALED AIR CORPORATION<<                                                                                   1,082,458
      38,270   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                        1,193,641

                                                                                                                          2,276,099
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.15%
       50,785   AMERIPRISE FINANCIAL INCORPORATED                                                                         2,901,855
       25,428   BEAR STEARNS COMPANIES INCORPORATED                                                                       3,823,100
      218,057   CHARLES SCHWAB CORPORATION                                                                                3,988,263
        7,398   CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED<<                                                       3,939,139
       90,691   E*TRADE FINANCIAL CORPORATION+                                                                            1,924,463
       18,908   FEDERATED INVESTORS INCORPORATED CLASS B                                                                    694,302
       35,543   FRANKLIN RESOURCES INCORPORATED                                                                           4,294,661
       87,336   GOLDMAN SACHS GROUP INCORPORATED                                                                         18,046,238
       27,920   LEGG MASON INCORPORATED                                                                                   2,630,343
      111,693   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     7,826,329
      187,753   MERRILL LYNCH & COMPANY INCORPORATED                                                                     15,333,788
      226,018   MORGAN STANLEY                                                                                           17,801,178
       56,327   T. ROWE PRICE GROUP INCORPORATED                                                                          2,658,071

                                                                                                                         85,861,730
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.28%
      333,263   CORNING INCORPORATED+                                                                                     7,578,401
                                                                                                                      -------------
TOBACCO PRODUCTS - 1.59%
      445,552   ALTRIA GROUP INCORPORATED                                                                                39,123,921
       36,403   REYNOLDS AMERICAN INCORPORATED<<                                                                          2,271,911
       34,101   UST INCORPORATED<<                                                                                        1,977,176

                                                                                                                         43,373,008
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR - 0.09%
      167,392   SOUTHWEST AIRLINES COMPANY                                                                            $   2,460,662
                                                                                                                      -------------

TRANSPORTATION EQUIPMENT - 3.02%
      167,569   BOEING COMPANY                                                                                           14,898,560
       19,262   BRUNSWICK CORPORATION<<                                                                                     613,495
      401,805   FORD MOTOR COMPANY<<                                                                                      3,170,241
       86,140   GENERAL DYNAMICS CORPORATION                                                                              6,581,096
      120,085   GENERAL MOTORS CORPORATION<<                                                                              3,679,404
       36,197   GENUINE PARTS COMPANY                                                                                     1,773,653
       26,618   GOODRICH CORPORATION                                                                                      1,370,295
       54,681   HARLEY-DAVIDSON INCORPORATED                                                                              3,212,509
      169,833   HONEYWELL INTERNATIONAL INCORPORATED                                                                      7,822,508
       38,596   ITT CORPORATION                                                                                           2,328,111
       41,717   JOHNSON CONTROLS INCORPORATED<<                                                                           3,947,263
       75,345   LOCKHEED MARTIN CORPORATION                                                                               7,309,972
       74,364   NORTHROP GRUMMAN CORPORATION                                                                              5,519,296
       52,708   PACCAR INCORPORATED                                                                                       3,868,767
       26,598   TEXTRON INCORPORATED                                                                                      2,388,500
      211,415   UNITED TECHNOLOGIES CORPORATION                                                                          13,741,975

                                                                                                                         82,225,645
                                                                                                                      -------------
TRANSPORTATION SERVICES - 0.06%
       36,750   CH ROBINSON WORLDWIDE INCORPORATED                                                                        1,754,813
                                                                                                                      -------------
TRAVEL & RECREATION - 0.20%
       93,927   CARNIVAL CORPORATION                                                                                      4,401,419
       28,407   SABRE HOLDINGS CORPORATION                                                                                  930,329

                                                                                                                          5,331,748
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.68%
       40,225   AMERISOURCEBERGEN CORPORATION                                                                             2,121,869
       16,731   BROWN-FORMAN CORPORATION CLASS B                                                                          1,096,884
       27,377   DEAN FOODS COMPANY+                                                                                       1,279,601
       62,715   MCKESSON CORPORATION                                                                                      3,671,336
       40,126   NIKE INCORPORATED CLASS B<<                                                                               4,263,789
       44,120   SUPERVALU INCORPORATED                                                                                    1,723,768
      130,992   SYSCO CORPORATION                                                                                         4,431,459

                                                                                                                         18,588,706
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 0.33%
       96,909   KIMBERLY-CLARK CORPORATION                                                                                6,637,297
       29,540   PATTERSON COMPANIES INCORPORATED+<<                                                                       1,048,375
       15,203   W.W. GRAINGER INCORPORATED                                                                                1,174,269

                                                                                                                          8,859,941
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $2,062,457,889)                                                                             2,699,738,673
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
RIGHTS - 0.00%
     32,300  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                        $            0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 15.27%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.39%
 10,690,480  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   10,690,480
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 14.88%
$ 1,191,330  AMERICAN GENERAL FINANCE CORPORATION+++/-                                 5.37%        03/14/2008         1,191,485
  6,098,947  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         08/16/2007         6,101,753
  1,158,237  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.37         04/23/2007         1,154,693
  3,309,250  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                         5.30         04/25/2007         3,309,283
  3,309,250  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                        5.39         10/25/2007         3,309,415
  3,309,250  BANCO SANTANDER TOTTA LOAN+++/-SS.                                        5.32         05/16/2008         3,309,581
  9,927,749  BANK OF AMERICA NA SERIES BKNT+/-                                         5.49         06/19/2007         9,928,544
  5,294,800  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $5,297,222)                                               5.49         04/02/2007         5,294,800
  7,280,350  BUCKINGHAM II CDO LLC                                                     5.32         04/26/2007         7,254,868
  1,588,440  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         05/31/2007         1,574,795
  2,647,400  CAIRN HIGH GRADE FUNDING I LLC                                            5.30         06/07/2007         2,621,958
  2,647,400  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/03/2007         2,635,460
  3,309,250  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         05/23/2007         3,284,695
  1,323,700  CAIRN HIGH GRADE FUNDING I LLC                                            5.32         06/04/2007         1,311,562
  3,441,620  CAIRN HIGH GRADE FUNDING I LLC++                                          5.32         06/21/2007         3,401,559
  6,618,500  CEDAR SPRINGS CAPITAL COMPANY++                                           5.30         06/07/2007         6,554,896
  3,784,193  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         05/16/2007         3,759,975
    315,967  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         04/13/2007           315,462
  4,389,389  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         05/21/2007         4,358,093
  2,515,030  CEDAR SPRINGS CAPITAL COMPANY++                                           5.31         06/14/2007         2,488,295
  1,814,396  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/12/2007         1,795,653
    480,106  CEDAR SPRINGS CAPITAL COMPANY++                                           5.32         06/13/2007           475,074
    150,240  CHEYNE FINANCE LLC                                                        5.26         04/18/2007           149,890
  1,323,700  CHEYNE FINANCE LLC                                                        5.31         06/19/2007         1,308,676
    590,370  CHEYNE FINANCE LLC                                                        5.32         05/14/2007           586,763
  8,604,050  CHEYNE FINANCE LLC+++/-                                                   5.34         02/25/2008         8,601,554
  3,309,250  CHEYNE FINANCE LLC SERIES MTN+++/-                                        5.33         07/16/2007         3,309,614
  1,323,700  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007         1,324,534
  1,414,373  CIT GROUP INCORPORATED+/-                                                 5.57         09/20/2007         1,415,717
  1,459,379  CIT GROUP INCORPORATED+/-                                                 5.59         11/23/2007         1,461,160
 46,329,498  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $46,350,693)               5.49         04/02/2007        46,329,498
    661,850  COMERICA BANK+/-                                                          5.32         02/08/2008           659,203
  7,360,963  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                              5.38         04/10/2007         7,352,351
  2,978,325  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.30         04/12/2007         2,973,976
  3,971,100  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32         04/20/2007         3,960,696
  3,309,250  CULLINAN FINANCE CORPORATION+++/-                                         5.32         02/12/2008         3,308,224
  6,618,500  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                             5.28         06/25/2007         6,618,367

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$10,653,137  DEER VALLEY FUNDING LLC++                                                 5.29%        04/19/2007    $   10,626,717
  4,963,875  DEER VALLEY FUNDING LLC++                                                 5.29         05/15/2007         4,932,801
  1,864,564  DEER VALLEY FUNDING LLC++                                                 5.31         04/11/2007         1,862,121
  1,985,550  DEER VALLEY FUNDING LLC                                                   5.34         05/07/2007         1,975,443
 40,996,288  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $41,015,044)            5.49         04/02/2007        40,996,288
  6,618,500  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50         06/13/2007         6,619,426
    863,317  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29         07/06/2007           851,403
  4,104,926  FOX TROT CDO LIMITED++                                                    5.31         04/24/2007         4,091,749
  1,653,963  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007         1,654,509
  2,647,400  GEORGE STREET FINANCE LLC++                                               5.33         04/30/2007         2,636,598
  6,618,500  GREENWICH CAPITAL HOLDINGS                                                5.44         04/03/2007         6,617,507
  3,309,250  HARRIER FINANCE FUNDING LLC+++/-                                          5.31         01/11/2008         3,309,151
    264,740  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54         05/15/2007           264,761
    179,758  HUDSON-THAMES LLC++                                                       5.26         04/04/2007           179,706
    992,510  HUDSON-THAMES LLC                                                         5.29         04/30/2007           988,461
  4,632,950  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007         4,633,691
  8,604,050  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007         8,604,050
  3,309,250  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32         04/24/2008         3,309,415
    794,220  K2 (USA) LLC+++/-                                                         5.30         07/16/2007           794,299
  1,323,700  K2 (USA) LLC+++/-                                                         5.33         09/28/2007         1,323,700
 13,236,999  KEEL CAPITAL INCORPORATED++                                               5.30         04/12/2007        13,217,673
    402,670  KESTREL FUNDING US LLC                                                    5.29         05/21/2007           399,798
  4,276,610  KLIO III FUNDING CORPORATION++                                            5.31         04/24/2007         4,262,882
  1,654,625  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33         06/26/2007         1,654,675
  4,996,570  LIBERTY HARBOUR CDO II LIMITED++                                          5.30         04/27/2007         4,978,333
    463,295  LIBERTY HARBOUR CDO II LIMITED++                                          5.39         04/13/2007           462,554
  2,793,007  METLIFE GLOBAL FUNDING I+++/-                                             5.43         10/05/2007         2,794,375
  3,309,250  MORGAN STANLEY+/-                                                         5.36         07/12/2007         3,309,250
  4,859,302  MORGAN STANLEY+/-                                                         5.48         07/27/2007         4,861,003
  3,309,250  MORGAN STANLEY+/-                                                         5.51         08/07/2007         3,309,250
 29,121,399  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $29,134,722)          5.49         04/02/2007        29,121,399
    612,211  MORGAN STANLEY SERIES EXL+/-SS.                                           5.38         05/15/2008           612,248
    529,480  NATIONAL CITY BANK+/-                                                     5.46         09/04/2007           529,533
  3,794,386  NATIONWIDE BUILDING SOCIETY+++/-                                          5.48         07/20/2007         3,796,359
  2,470,686  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32         05/09/2007         2,457,369
  6,618,500  NORTHERN ROCK PLC+++/-SS.                                                 5.34         05/05/2008         6,619,095
  1,911,909  PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30         04/15/2007         1,911,909
    661,850  PICAROS FUNDING PLC++                                                     5.29         06/22/2007           654,047
  3,772,545  PREMIUM ASSET TRUST+++/-                                                  5.47         12/21/2007         3,777,826
  3,309,250  PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37         12/16/2007         3,309,250
  2,515,030  PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37         08/27/2007         2,515,030
    535,437  RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34         09/24/2007           535,539
  1,664,023  REGENCY MARKETS #1 LLC++                                                  5.28         05/15/2007         1,653,606
  4,632,950  SAINT GERMAIN FUNDING                                                     5.31         04/19/2007         4,621,460
  3,044,510  SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39         04/11/2008         3,044,510
    529,480  SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26         08/20/2007           518,732
  2,647,400  SLM CORPORATION+++/-SS.                                                   5.32         05/12/2008         2,647,665
    264,740  STANFIELD VICTORIA FUNDING LLC++                                          5.27         04/16/2007           264,200

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,509,735  STANFIELD VICTORIA FUNDING LLC++                                          5.31%        04/25/2007    $    2,501,327
  2,351,685  TASMAN FUNDING INCORPORATED++                                             5.29         04/04/2007         2,351,003
    765,231  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008           765,216
  3,309,250  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33         06/15/2007         3,309,515
  3,309,250  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34         05/08/2008         3,309,614
    397,110  VERSAILLES CDS LLC++                                                      5.33         04/16/2007           396,300
  6,618,500  VETRA FINANCE CORPORATION                                                 5.31         06/12/2007         6,550,131
  2,993,283  WHISTLEJACKET CAPITAL LIMITED                                             5.30         04/23/2007         2,984,123
    794,220  WINDMILL FUNDING CORPORATION                                              5.38         04/02/2007           794,220
  2,316,475  WORLD OMNI VEHICLE LEASING++                                              5.30         04/18/2007         2,311,077
  1,323,700  WORLD OMNI VEHICLE LEASING++                                              5.36         04/19/2007         1,320,415

                                                                                                                     405,496,429
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $416,186,909)                                                          416,186,909
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 0.99%
 25,375,468  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                             25,375,468
                                                                                                                  --------------

PRINCIPAL
US TREASURY BILLS - 0.06%
$   185,000  US TREASURY BILL^                                                         4.94         05/10/2007           184,026
    530,000  US TREASURY BILL^                                                         4.96         05/10/2007           527,208
    850,000  US TREASURY BILL^                                                         4.93         08/09/2007           835,161

                                                                                                                       1,546,395
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $26,921,712)                                                                       26,921,863
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,505,566,510)*                         115.28%                                                            $3,142,847,445
OTHER ASSETS AND LIABILITIES, NET              (15.28)                                                              (416,542,616)
                                               ------                                                             --------------

TOTAL NET ASSETS                               100.00%                                                            $2,726,304,829
                                               ======                                                             ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $41,240,718.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 99.25%

AUSTRALIA - 4.67%
         203,002  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                               $  1,185,879
          61,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  1,251,153
          57,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                        1,454,586
          42,690  RIO TINTO LIMITED (METAL MINING)                                                                        2,722,139
          26,258  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         838,980

                                                                                                                          7,452,737
                                                                                                                       ------------
AUSTRIA - 0.53%
          33,800  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                       844,786
                                                                                                                       ------------
BELGIUM - 2.45%
          21,000  BELGACOM SA (COMMUNICATIONS)                                                                              932,754
          15,300  DELHAIZE GROUP (FOOD STORES)                                                                            1,406,368
          34,206  FORTIS (DEPOSITORY INSTITUTIONS)                                                                        1,562,275

                                                                                                                          3,901,397
                                                                                                                       ------------
FINLAND - 1.01%
          20,161  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      1,065,159
          23,729  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               546,161

                                                                                                                          1,611,320
                                                                                                                       ------------
FRANCE - 12.01%
          11,100  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                     1,440,528
          39,344  AXA SA (INSURANCE CARRIERS)                                                                             1,668,193
          20,700  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                  1,599,667
          18,774  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  1,429,261
          15,300  CARREFOUR SA (FOOD STORES)                                                                              1,119,004
          13,713  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)              1,514,385
          16,204  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                 1,797,703
          32,086  PUBLICIS GROUPE (COMMUNICATIONS)                                                                        1,549,887
          18,176  TECHNIP SA (OIL & GAS EXTRACTION)                                                                       1,333,475
          62,600  TOTAL SA (OIL & GAS EXTRACTION)                                                                         4,386,072
          32,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                   1,316,619

                                                                                                                         19,154,794
                                                                                                                       ------------
GERMANY - 8.48%
           8,400  ALLIANZ AG (INSURANCE CARRIERS)                                                                         1,724,795
          46,721  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                2,067,085
          23,400  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                           1,919,288
          11,900  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             1,617,951
          10,300  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                             1,498,652
          34,252  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         948,051
          27,500  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)+                                                         1,013,906
          24,000  METRO AG (FOOD STORES)                                                                                  1,699,515
           9,700  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                          1,036,875

                                                                                                                         13,526,118
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
GREECE - 0.93%
          46,924  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                              $  1,485,591
                                                                                                                       ------------
HONG KONG - 6.24%
         188,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              2,379,625
         197,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                       1,791,368
       2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                        1,323,022
         478,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                              1,336,699
         149,940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           1,734,764
         221,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                         1,381,692

                                                                                                                          9,947,170
                                                                                                                       ------------
ITALY - 2.40%
          76,142  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       2,477,750
         142,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                       1,356,300

                                                                                                                          3,834,050
                                                                                                                       ------------
JAPAN - 21.96%
          47,300  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               943,271
         177,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                      1,320,290
          76,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                               1,246,673
             261  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                  2,033,248
          17,800  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         1,657,043
         254,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,692,040
              36  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       311,609
          83,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           2,429,990
           5,200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              1,173,354
          77,800  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,637,339
             141  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   1,591,395
         116,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                2,165,648
          62,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                            1,820,434
          18,500  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                              1,350,136
          65,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              1,340,377
          98,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             795,044
         248,500  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           2,663,404
          80,200  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              1,670,833
          53,100  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)     1,428,437
          49,800  SONY CORPORATION (ELECTRONIC)                                                                           2,531,415
         317,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                              1,638,264
         151,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                      1,574,839

                                                                                                                         35,015,083
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
NETHERLANDS - 5.85%
          23,173  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                          $  1,759,822
          30,352  ARCELOR MITTAL NV (BASIC MATERIALS)                                                                     1,612,497
          65,100  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                      1,607,955
          46,300  ING GROEP NV (FINANCIAL SERVICES)                                                                       1,957,540
          61,500  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               957,921
          47,500  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            1,425,146

                                                                                                                          9,320,881
                                                                                                                       ------------
NORWAY - 1.15%
          67,232  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   1,830,593
                                                                                                                       ------------
RUSSIA - 0.49%
           9,100  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         787,150
                                                                                                                       ------------
SINGAPORE - 2.46%
         530,000  CAPITALAND LIMITED (REAL ESTATE)                                                                        2,794,714
          82,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  1,135,023

                                                                                                                          3,929,737
                                                                                                                       ------------
SPAIN - 1.11%
          17,148  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                              421,032
          53,179  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              1,340,504

                                                                                                                          1,761,536
                                                                                                                       ------------
SWEDEN - 2.38%
          47,100  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              1,048,870
          34,350  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                   1,202,752
         420,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                1,545,798

                                                                                                                          3,797,420
                                                                                                                       ------------
SWITZERLAND - 7.46%
          19,900  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         1,993,030
          53,100  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               3,045,772
          18,900  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                     3,344,032
          31,000  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    1,841,913
           5,800  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                       1,674,155

                                                                                                                         11,898,902
                                                                                                                       ------------
TAIWAN - 0.59%
          88,100  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    947,075
                                                                                                                       ------------
TURKEY - 0.74%
          89,200  TURKCELL ILETISIM HIZMETLERI AS ADR (COMMUNICATIONS)                                                    1,181,900
                                                                                                                       ------------
UNITED KINGDOM - 16.34%
         129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                          1,900,082
         175,570  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                 1,589,275
         168,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  2,383,611
          52,331  BHP BILLITON PLC (COAL MINING)                                                                          1,166,755

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
UNITED KINGDOM (CONTINUED)
         111,600  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                        $  1,238,609
          91,000  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     1,354,694
          66,930  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                       1,839,959
         644,760  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                          2,017,373
         102,839  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              1,613,910
         165,504  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                              1,609,704
       9,797,836  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                         19,763
          49,500  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                    1,647,175
         110,536  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                      1,308,369
          73,245  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               1,481,706
       1,171,625  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                     3,124,056
          33,499  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          785,117
          83,600  YELL GROUP PLC (COMMUNICATIONS)                                                                           983,779

                                                                                                                         26,063,937
                                                                                                                       ------------

TOTAL COMMON STOCKS (COST $123,810,660)                                                                                 158,292,177
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 3.35%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.35%
       5,336,062  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                        5,336,062

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,336,062)
                                                                                                                          5,336,062
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $129,146,722)*                                             102.60%                                               $163,628,239
OTHER ASSETS AND LIABILITIES, NET                                 (2.60)                                                 (4,141,389)
                                                                 ------                                                ------------

TOTAL NET ASSETS                                                 100.00%                                               $159,486,850
                                                                 ======                                                ============

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 97.20%

AUSTRALIA - 2.08%
         399,307  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         $  6,413,132
                                                                                                                       ------------
AUSTRIA - 0.98%
          42,585  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                      3,020,697
                                                                                                                       ------------
BELGIUM - 1.95%
          37,660  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                      1,123,879
         106,067  FORTIS NA (DEPOSITORY INSTITUTIONS)                                                                     4,842,931
             187  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                         33,249

                                                                                                                          6,000,059
                                                                                                                       ------------
BRAZIL - 0.28%
         241,881  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                849,002
                                                                                                                       ------------
CANADA - 0.93%
         119,800  NORTEL NETWORKS CORPORATION ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)+                                                                             2,881,190
                                                                                                                       ------------
CHINA - 1.45%
       2,333,300  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                    1,334,850
       1,096,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                               3,149,063

                                                                                                                          4,483,913
                                                                                                                       ------------
DENMARK - 0.29%
              86  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                   897,351
                                                                                                                       ------------
FINLAND - 2.12%
         223,500  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                          6,517,593
                                                                                                                       ------------
FRANCE - 11.06%
          29,074  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                     3,773,146
          96,454  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                  7,453,832
          71,241  CARREFOUR SA (FOOD STORES)                                                                              5,210,389
          60,266  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                               5,052,558
          41,428  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                 4,596,101
          49,260  TECHNIP SA (OIL & GAS EXTRACTION)                                                                       3,613,940
          28,270  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               4,381,418

                                                                                                                         34,081,384
                                                                                                                       ------------
GERMANY - 9.63%
          37,248  ALLIANZ AG (INSURANCE CARRIERS)                                                                         7,648,232
          15,778  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              930,969
          37,404  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                           3,067,908
         119,893  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                              3,629,190
          19,336  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             2,628,967
          43,109  FRAPORT AG (TRANSPORTATION SERVICES)                                                                    3,148,853
          22,857  IVG IMMOBILIEN AG (REAL ESTATE)                                                                         1,094,622
           5,767  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              621,313
          31,199  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              3,300,403

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
GERMANY (CONTINUED)
          27,822  UNITED INTERNET AG (COMMUNICATIONS)                                                                  $    540,763
          17,671  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)+                                                         3,068,743

                                                                                                                         29,679,963
                                                                                                                       ------------
HONG KONG - 10.37%
          79,600  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       463,022
         739,400  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)     3,113,363
         386,900  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                       3,518,173
         932,000  CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED (COMMUNICATIONS)                                       2,433,327
         341,000  CHINA RESOURCES ENTERPRISE LIMITED (MISCELLANEOUS RETAIL)                                               1,139,067
       1,159,000  CHINA RESOURCES LAND LIMITED (REAL ESTATE)                                                              1,397,297
       3,582,200  CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                                5,162,292
         164,000  DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                           71,574
         372,000  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                     3,577,884
         526,000  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                               1,316,767
         724,129  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                1,946,210
         349,900  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           4,048,245
         324,294  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                               3,639,929
          40,800  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                 133,154

                                                                                                                         31,960,304
                                                                                                                       ------------

ITALY - 3.69%
         316,050  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                              2,400,171
         134,894  HERA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                              567,622
          98,855  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                2,201,356
         404,917  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                 1,001,217
         545,139  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                       5,188,575

                                                                                                                         11,358,941
                                                                                                                       ------------
JAPAN - 12.69%
         111,300  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     2,814,613
         175,000  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                    5,762,050
             997  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                           4,898,702
           4,333  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                            3,640,249
           4,800  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              1,083,096
          61,300  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               537,363
          89,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                         2,922,862
       1,007,300  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            6,513,600
          80,200  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                            2,354,820
             199  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                           1,281,746
             383  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              1,946,852
          20,500  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                 5,340,716

                                                                                                                         39,096,669
                                                                                                                       ------------
LUXEMBOURG - 0.53%
          13,605  RTL GROUP SA (COMMUNICATIONS)                                                                           1,635,675
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
MEXICO - 2.25%
         155,400  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                               $  4,630,920
         537,300  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                 2,294,109

                                                                                                                          6,925,029
                                                                                                                       ------------
NETHERLANDS - 3.06%
         195,420  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                      4,826,829
          12,000  ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+             297,000
          82,259  ING GROEP NV (FINANCIAL SERVICES)                                                                       3,477,868
          27,938  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                     813,594

                                                                                                                          9,415,291
                                                                                                                       ------------
NORWAY - 1.34%
          44,400  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                    1,004,393
         189,100  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                             3,111,067

                                                                                                                          4,115,460
                                                                                                                       ------------
PORTUGAL - 0.09%
         119,047  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                268,758
                                                                                                                       ------------
RUSSIA - 3.60%
          59,981  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                       5,182,358
          16,850  NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                                   977,300
          31,453  RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                       4,285,471
          18,796  TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                     631,546

                                                                                                                         11,076,675
                                                                                                                       ------------
SINGAPORE - 1.05%
         294,500  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                    3,222,292
                                                                                                                       ------------
SOUTH AFRICA - 0.55%
         125,590  MTN GROUP LIMITED (COMMUNICATIONS)                                                                      1,705,233
                                                                                                                       ------------
SOUTH KOREA - 5.46%
          74,868  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                            3,875,501
          68,623  KOOKMIN BANK (FINANCIAL SERVICES)                                                                       6,156,230
          19,210  NHN CORPORATION (BUSINESS SERVICES)+                                                                    2,817,793
          69,145  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                            3,968,782

                                                                                                                         16,818,306
                                                                                                                       ------------
SPAIN - 2.20%
           2,864  BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                        140,371
          93,425  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                   3,382,115
          52,487  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                              3,262,427

                                                                                                                          6,784,913
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

     INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                            VALUE
SWITZERLAND - 11.44%
          53,505  ADECCO SA (BUSINESS SERVICES)                                                                        $  3,397,038
          19,094  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     7,436,313
          59,686  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               3,423,540
          26,206  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                     4,636,703
           4,174  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                      809,622
          64,620  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                  5,902,827
         161,984  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    9,624,528

                                                                                                                         35,230,571
                                                                                                                       ------------
TAIWAN - 0.57%
         163,322  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                      1,755,712
                                                                                                                       ------------
UNITED KINGDOM - 7.54%
         191,249  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  2,713,472
         119,541  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                           1,326,743
         231,599  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                         2,971,496
          28,338  CARNIVAL PLC (WATER TRANSPORTATION)                                                                     1,365,680
         544,028  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      2,978,841
         303,903  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                          3,348,990
         214,118  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                              3,360,275
          69,661  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       185,746
         818,259  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                             4,971,512

                                                                                                                         23,222,755
                                                                                                                       ------------

TOTAL COMMON STOCKS (COST $233,626,955)                                                                                 299,416,868
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 5.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.50%
      16,952,435  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       16,952,435

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,952,435)                                                               16,952,435
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $250,579,390)*                                             102.70%                                               $316,369,303
OTHER ASSETS AND LIABILITIES, NET                                 (2.70)                                                 (8,323,096)
                                                                 ------                                                ------------

TOTAL NET ASSETS                                                 100.00%                                               $308,046,207
                                                                 ======                                                ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 97.94%

AUSTRALIA - 5.75%
      4,456  ABC LEARNING (SCHOOLS)                                                                               $       26,247
      4,702  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                       61,365
      6,165  ALINTA LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                           72,430
     14,539  ALUMINA LIMITED (METAL MINING)                                                                               85,991
     10,707  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                     65,406
     21,915  AMP LIMITED (INSURANCE CARRIERS)                                                                            184,230
      1,838  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    17,251
      2,926  APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                    13,920
      4,074  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 54,059
     21,495  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                     516,531
      2,098  AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                                                        74,691
     10,709  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                       62,559
      2,867  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        63,722
     40,576  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                             981,291
      1,354  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                   18,295
      8,859  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             75,262
      6,952  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       46,349
     13,462  BRAMBLES LIMITED (BUSINESS SERVICES)                                                                        148,242
      1,446  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                           27,915
     10,070  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                        70,966
      1,104  CENTRO RETAIL GROUP (REAL ESTATE)+                                                                            1,496
     16,721  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                        30,034
        484  CFS RETAIL PROPERTY TRUST (REAL ESTATE)+                                                                        842
      4,085  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                   15,766
      6,470  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                           46,067
        684  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           35,818
     13,304  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                   174,920
     15,079  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                    613,194
     19,747  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                              21,889
      5,623  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                    49,363
      2,135  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                   142,288
     10,789  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 29,767
     35,698  DB RREEF TRUST (REAL ESTATE)                                                                                 49,824
      2,855  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         15,754
     23,690  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                            131,298
      7,653  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         13,375
     22,670  GENERAL PROPERTY TRUST (REAL ESTATE)                                                                         90,611
     13,810  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                           27,264
      4,800  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                  18,331
      3,120  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           14,869
      9,070  ING INDUSTRIAL FUND (REAL ESTATE)                                                                            17,319
     20,609  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                       97,714
     19,028  INVESTA PROPERTY GROUP (REAL ESTATE)                                                                         37,411
      6,056  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          40,963
     10,852  JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                               43,726

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
AUSTRALIA (CONTINUED)
      1,729  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           $       46,892
      4,210  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                 68,092
      3,610  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                25,820
     21,151  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                         25,927
      9,210  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             29,733
      2,932  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                 196,307
      3,606  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                           19,081
     16,489  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                         93,256
     32,465  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                         100,867
      8,482  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                        24,912
     11,093  MIRVAC GROUP (REAL ESTATE)                                                                                   47,031
      6,348  MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              22,959
     19,037  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   622,275
      4,127  NEWCREST MINING LIMITED (METAL MINING)                                                                       79,439
      7,186  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                  30,001
      3,904  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       80,064
     10,204  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                 74,387
      6,738  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                          16,737
      5,600  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                              44,086
      5,565  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                  18,776
        501  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                     31,456
      1,623  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 26,066
     11,728  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                       49,818
      9,886  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            252,281
     10,476  RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               152,994
      3,340  RIO TINTO LIMITED (METAL MINING)                                                                            212,976
      7,434  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        61,051
      3,487  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                   41,615
     17,346  STOCKLAND (REAL ESTATE)                                                                                     114,383
        455  STOCKLAND (REAL ESTATE)+                                                                                      3,000
      7,927  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                            133,405
     11,253  SYDNEY ROADS GROUP (TRANSPORTATION)+                                                                         12,291
      6,136  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   81,867
     13,283  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                       55,350
     33,527  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                126,411
     18,267  TELSTRA CORPORATION LIMITED - INSTALLMENT RECEIPTS (COMMUNICATIONS)                                          47,443
      6,610  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                             109,644
      9,748  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                           61,204
      4,419  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 134,972
     17,604  WESTFIELD GROUP (PROPERTIES)                                                                                292,987
        439  WESTFIELD GROUP (PROPERTIES)+                                                                                 7,214
     21,499  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                       458,355
      5,582  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           178,353
     14,067  WOOLWORTHS LIMITED (FOOD STORES)                                                                            309,466
      1,914  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                    43,036
      5,898  ZINIFEX LIMITED (METAL MINING)                                                                               75,303

                                                                                                                       9,166,208
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
AUSTRIA - 0.61%
         86  ANDRITZ AG (MACHINE-DIVERSIFIED)                                                                     $       21,574
        510  BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 49,052
        266  BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                  12,508
      2,167  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                    168,765
        138  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                   13,514
      3,415  IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                                51,093
      5,231  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                              83,854
         53  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                             11,825
      2,178  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                   60,575
      1,929  OMV AG (OIL & GAS EXTRACTION)                                                                               121,498
        410  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)+                                            57,716
        323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                             15,952
      4,383  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                         109,547
        970  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                  43,486
      1,092  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      79,210
        339  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                           24,046
        866  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          54,082

                                                                                                                         978,297
                                                                                                                  --------------

BELGIUM - 1.24%
      1,296  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     29,241
        150  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   13,854
        165  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 22,432
      2,031  BELGACOM SA (COMMUNICATIONS)                                                                                 90,211
         96  COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         19,993
        194  COLRUYT SA (FOOD STORES)                                                                                     44,396
        205  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                           13,610
         36  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                14,908
        902  DELHAIZE GROUP (FOOD STORES)                                                                                 82,911
      6,715  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          200,394
        231  EURONAV SA (WATER TRANSPORTATION)                                                                             7,773
     13,538  FORTIS (DEPOSITORY INSTITUTIONS)                                                                            618,315
        860  GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                             100,626
      2,144  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                          154,802
      2,142  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                    266,423
        412  MOBISTAR SA (COMMUNICATIONS)                                                                                 34,838
        239  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                                18,409
        780  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                     119,867
      1,796  SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                               24
         75  SUEZ SA (ENERGY)+                                                                                             3,955
      1,178  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                         68,563
        303  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           53,874

                                                                                                                       1,979,419
                                                                                                                  --------------

CAYMAN ISLANDS - 0.02%
     19,000  HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                           38,518
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
DENMARK - 0.84%
         13  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)              $      135,646
        138  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   17,096
        406  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                      44,183
        200  CODAN (INSURANCE CARRIERS)+                                                                                  18,897
        347  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              29,457
        638  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                        50,271
      5,728  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                   266,490
        195  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                         34,191
        209  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                   10,042
        523  FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       35,443
      2,702  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   38,270
        614  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                14,365
        720  JYSKE BANK (BUSINESS SERVICES)+                                                                              57,959
        232  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     18,634
      2,826  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                      257,888
        556  NOVOZYMES A/S (HEALTH SERVICES)                                                                              49,741
        760  SYDBANK (DEPOSITORY INSTITUTIONS)                                                                            40,877
        233  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                         45,115
        257  TRYGVESTA AS (WHOLESALE TRADE-DURABLE GOODS)                                                                 21,264
      2,148  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)+                                                                                         120,344
        320  WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)+                                                                                          28,399

                                                                                                                       1,334,572
                                                                                                                  --------------

FINLAND - 1.50%
        803  AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                  17,603
        500  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                               30,197
      1,857  ELISA CORPORATION (COMMUNICATIONS)                                                                           53,806
      5,187  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              151,261
        732  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       24,544
        838  KESKO OYJ (FOOD STORES)                                                                                      44,699
        963  KONE OYJ (BUSINESS SERVICES)                                                                                 55,020
      1,557  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           82,260
      1,497  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                                 51,585
     47,548  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               1,094,394
      1,380  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                                37,791
        900  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                           15,341
      1,353  ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               5,892
      1,077  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  25,954
      1,238  OUTOKUMPU OYJ (METAL MINING)                                                                                 42,552
      1,000  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                   46,608
      4,961  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              150,568
        840  SANOMAWSOY OYJ (MULTI MEDIA)+                                                                                24,922
      6,760  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                    117,394
      1,021  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     29,733
      6,166  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                   157,076
        730  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        25,803

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FINLAND (CONTINUED)
        789  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                $       48,758
      1,522  YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                     52,455

                                                                                                                       2,386,216
                                                                                                                  --------------
FRANCE - 9.37%
      2,356  ACCOR SA (METAL MINING)                                                                                     225,154
      1,346  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                       61,403
      1,412  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                   344,185
     26,974  ALCATEL SA (COMMUNICATIONS)                                                                                 317,451
      1,293  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         167,802
        790  ATOS ORIGIN (BUSINESS SERVICES)+                                                                             52,903
     19,545  AXA SA (INSURANCE CARRIERS)                                                                                 828,702
      9,720  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  1,015,251
      2,387  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      184,464
      1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                38,695
      1,600  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      121,808
      7,004  CARREFOUR SA (FOOD STORES)                                                                                  512,255
        535  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                   54,015
      1,149  CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING
             INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                               132,000
        555  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                         64,635
      3,689  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          360,577
      1,676  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  185,088
      7,701  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                300,287
        707  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                38,014
      1,137  EURONEXT NV (BUSINESS SERVICES)                                                                             135,862
     19,778  FRANCE TELECOM SA (COMMUNICATIONS)                                                                          522,330
      2,300  GAZ DE FRANCE (GAS DISTRIBUTION)                                                                            106,737
        159  GECINA SA (REAL ESTATE)                                                                                      29,568
      2,772  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     452,872
        749  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              103,637
        357  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           33,144
        231  KLEPIERRE (REAL ESTATE)                                                                                      44,695
      3,364  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                     367,277
      1,751  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         275,284
      1,415  LAGARDERE SCA (COMMUNICATIONS)                                                                              108,952
      2,863  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     317,627
        858  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                     31,428
        393  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          56,174
      1,674  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    36,540
      1,057  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                     214,327
      1,783  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                 125,664
        774  PPR SA (APPAREL & ACCESSORY STORES)                                                                         123,773
      1,626  PUBLICIS GROUPE (COMMUNICATIONS)                                                                             78,543
      2,165  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                       253,204
      2,049  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        50,008

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FRANCE (CONTINUED)
     11,818  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                      $    1,027,735
      2,784  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER                353,416
             EQUIPMENT)
        163  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  20,032
          6  SCOR NON REGROUPE (INSURANCE CARRIERS)+                                                                          17
      1,176  SCOR REGROUPE (INSURANCE CARRIERS)+                                                                          31,765
        362  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              25,315
        225  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                            20,499
      4,311  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  745,019
      1,474  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                              49,344
      1,190  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                                87,129
     11,753  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    619,843
      1,243  TECHNIP SA (OIL & GAS EXTRACTION)                                                                            91,192
      1,026  THALES SA (TRANSPORTATION BY AIR)                                                                            59,565
      3,195  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                     61,502
     25,332  TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,774,888
        537  UNIBAIL (REAL ESTATE)                                                                                       162,752
        812  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                          47,629
        488  VALLOUREC (HEALTH SERVICES)                                                                                 124,890
      3,337  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                    248,116
      2,155  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   333,992
     13,332  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       541,764
        521  ZODIAC SA (TRANSPORTATION BY AIR)                                                                            37,499

                                                                                                                      14,936,238
                                                                                                                  --------------

GERMANY - 7.27%
      2,373  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                              129,746
      5,016  ALLIANZ AG (INSURANCE CARRIERS)                                                                           1,029,949
        898  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  58,324
      5,641  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                       635,092
      8,488  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  542,441
        616  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                   42,008
        442  BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                                40,221
      1,070  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                   67,237
      7,298  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    322,887
      1,535  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   198,408
     10,711  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               878,525
      6,071  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  817,804
      1,192  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            273,084
      2,891  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                78,513
        959  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                               83,616
     32,723  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        541,165
        392  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                              23,014
      7,229  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 982,871
        736  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 107,088
        737  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    33,769
        694  HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                    102,600
        525  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 53,230
      1,567  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        99,933

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
GERMANY (CONTINUED)
        8,739   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)+                                                                                  $     136,001
        1,085   IVG IMMOBILIEN AG (REAL ESTATE)                                                                              51,961
          830   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)+                                                              30,602
        1,284   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                138,333
        1,483   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             172,550
          716   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                     92,318
        1,894   METRO AG (FOOD STORES)                                                                                      134,120
          745   MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                  18,670
        2,415   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                          408,452
           92   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       140,562
          755   PREMIERE AG (ENTERTAINMENT)+                                                                                 16,440
        1,093   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                     38,590
          150   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                    54,845
          432   RHEINMETALL BERLIN (MACHINERY)+                                                                              40,050
        5,200   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  550,085
          489   RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                              48,568
          492   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                    71,849
       10,367   SAP AG (BUSINESS SERVICES)                                                                                  462,131
        9,825   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            1,050,236
          436   SOLARWORLD AG (ENERGY)+                                                                                      33,857
          815   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                      15,569
        4,210   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  208,309
        2,537   TUI AG (TRANSPORTATION BY AIR)                                                                               62,731
        1,993   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                    299,513
        1,230   VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                          126,567
          422   WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   39,326
                                                                                                                         11,583,760
                                                                                                                      -------------

GREECE - 0.65%
        4,649   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     147,185
        1,250   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                             52,599
        1,250   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                            37,437
        2,690   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                          109,959
          200   FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                        7,000
        1,260   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                 17,976
        1,700   HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 24,980
        3,720   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                101,772
        1,610   INTRACOM SA (COMMUNICATIONS)                                                                                  8,603
          558   MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                           15,519
        4,444   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        235,679
        2,610   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                   100,134
        2,675   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                    92,908
        1,400   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                              34,262
        1,510   TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          3,167
          710   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             38,317
          980   VIOHALCO SA (BUSINESS SERVICES)                                                                              15,107

                                                                                                                          1,042,604
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
HONG KONG - 1.66%
        2,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                            $      14,750
       17,219   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         100,160
       43,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    105,444
       13,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       33,076
       18,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  227,836
        6,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                   20,887
       21,000   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                    153,331
       12,000   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 140,756
       25,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                             76,310
       18,000   GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                   8,754
       21,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                   58,725
        8,900   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            126,435
        9,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                     52,582
       42,000   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                 93,853
       12,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                  116,951
       16,000   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                               82,114
        8,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                                              31,126
       25,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                  240,449
        8,159   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                              22,190
       22,500   JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   14,945
        6,244   KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                       32,085
        6,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                   25,226
       24,200   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                        76,036
       27,000   LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                            64,964
       10,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)                                             17,994
       17,192   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                    43,038
       32,546   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               73,810
        2,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 20,442
       48,000   PCCW LIMITED (COMMUNICATIONS)                                                                                28,812
       12,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                 29,702
       12,000   SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                      15,942
       16,833   SINO LAND COMPANY (REAL ESTATE)                                                                              36,236
       32,000   SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    5,037
       16,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               185,116
       11,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                   123,466
       14,000   TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            16,878
        4,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                              25,008
       12,000   TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                             8,094
       15,000   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                   55,673
        2,000   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             24,624
        6,500   YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                    22,045

                                                                                                                          2,650,902
                                                                                                                      -------------

IRELAND - 0.89%
       10,287   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                            305,069
       11,406   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                   246,072
        5,901   BLACKROCK INTERNATIONAL LAND (REAL ESTATE)+                                                                   3,153
        3,873   C&C GROUP PLC (EATING & DRINKING PLACES)                                                                     58,825

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
IRELAND (CONTINUED)
        6,319   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      $     270,118
        1,054   DCC PLC (BUSINESS SERVICES)                                                                                  37,114
        4,126   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                     73,691
        5,449   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                          69,879
        5,901   FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                                8,986
        2,819   GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        42,365
        1,989   GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                12,222
        7,451   INDEPENDENT NEWS & MEDIA PLC (COMMUNICATIONS)                                                                33,841
        3,209   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              88,092
        1,603   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    44,540
        1,565   KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       41,498
        1,332   LAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                               30,961
          591   PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                            15,640
          624   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                            27,949
        5,901   TOTAL PRODUCE PLC (WHOLESALE TRADE NON-DURABLE GOODS)+                                                        6,543
                                                                                                                          1,416,558
                                                                                                                      -------------

ITALY - 3.70%
        5,294   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                              67,573
        1,559   ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                               16,286
       11,199   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                             476,330
        1,355   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                     25,956
        3,345   AUTOSTRADE SPA (SOCIAL SERVICES)                                                                            107,242
       10,900   BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                               81,540
       82,070   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                  623,262
       12,879   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                                80,688
        5,099   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                     78,945
        4,027   BANCHE POPOLARI UNITE SPA (DEPOSITORY INSTITUTIONS)                                                         119,155
        4,387   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                            136,253
          793   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 12,839
        1,997   BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                     28,838
       19,720   CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                     178,209
       50,504   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                540,399
       30,219   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           983,362
        6,384   FIAT SPA (TRANSPORTATION EQUIPMENT)+                                                                        160,924
        3,474   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                    104,458
        2,262   GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)                                                            12,057
          931   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     27,883
          759   LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)+                                                           30,235
        1,613   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)        51,433
        8,975   MEDIASET SPA (COMMUNICATIONS)                                                                                97,652
        5,713   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                    127,220
        3,392   MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                          27,504
       37,499   PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                             41,427
          869   SAI STA ASSICURATRICE INDUSTRI ORD SPA (INSURANCE-MULTI LINE)+                                               39,898
       54,404   SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                                     33,540
       12,305   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                     78,120
       70,440   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                     174,173

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
ITALY (CONTINUED)
      125,127   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                   $     356,865
       14,027   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                52,091
        3,533   TISCALI SPA (COMMUNICATIONS)+                                                                                13,356
       91,319   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           869,165
       10,803   UNIPOL-PREFERRED (INSURANCE COMPANIES)+                                                                      39,469

                                                                                                                          5,894,347
                                                                                                                      -------------

JAPAN - 22.09%
        4,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    26,103
            2   ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                   8,961
          940   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    39,964
          400   ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          9,708
        1,900   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   84,326
        7,400   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 147,573
        1,100   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     18,539
          900   AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       27,877
        2,400   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       84,114
        7,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     80,550
          300   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             19,094
        8,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                   31,432
        2,000   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   23,422
        4,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                          45,723
        1,000   AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   12,211
          700   AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  22,217
          700   ARRK CORPORATION (MANUFACTURING)                                                                              8,453
        4,700   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            75,382
       11,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             154,863
       15,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       109,216
          300   ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                       9,470
        2,000   ASICS CORPORATION (FOOTWEAR)                                                                                 22,386
          300   AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              10,743
        7,000   BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                            56,492
        3,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                              34,445
       14,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          104,430
          800   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                   29,735
        7,100   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE  STATIONS)                                   141,892
       12,500   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      671,461
        1,000   CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                             20,961
        3,000   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      65,682
        2,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            13,527
           18   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     204,684
        9,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 79,430
        2,000   CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                        43,873
        7,800   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               268,075
        3,300   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          83,452
          500   CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  9,335
        4,400   CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                   41,297

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
JAPAN (CONTINUED)
          800   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                        $      17,346
        1,000   COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 10,735
        1,900   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         62,559
          800   CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                                 33,537
        7,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              110,132
        3,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             20,494
        4,000   DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   25,967
        1,000   DAIFUKU COMPANY LIMITED (MACHINERY)                                                                          14,494
        8,200   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                251,205
        2,800   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                97,420
        3,000   DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                            38,875
        8,000   DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                         31,772
        3,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   22,683
        1,000   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                       47,098
        6,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)        98,422
       16,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                    193,211
        6,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                            28,106
        5,700   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                211,864
           23   DENTSU INCORPORATED (BUSINESS SERVICES)                                                                      64,409
        3,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       30,499
           15   E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                            19,094
           14   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      9,302
           40   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      311,609
        5,000   EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   23,719
        1,000   EDION CORPORATION (ELECTRONIC)                                                                               13,960
        2,900   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                         139,044
        1,880   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                               94,606
        1,200   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         46,538
          800   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                      22,267
        2,100   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             195,494
          600   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  46,589
        7,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                DEALERS)                                                                                                     32,493
        5,700   FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            233,147
          400   FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          11,914
            7   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                        16,217
        4,000   FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           28,208
       22,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    146,555
        8,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             48,880
          700   GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       13,633
           18   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       14,175
        4,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 28,344
        2,000   GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                      11,626
          320   HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                        22,376

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
JAPAN (CONTINUED)
        2,000   HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                 $      18,568
       14,800   HANKYU HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                                       89,549
        9,000   HASEKO CORPORATION (RESIDENTIAL)+                                                                            32,841
          300   HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                           13,671
        3,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                               15,988
          400   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   48,099
        2,000   HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     11,388
          400   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              7,994
        1,300   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               30,558
        1,300   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT)                                                                                                   35,192
       39,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    302,495
        2,200   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       58,435
       15,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                              51,680
       18,200   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      634,776
        1,000   HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                            17,057
        4,800   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          159,267
        1,600   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   82,960
           14   INDEX CORPORATION (COMMUNICATIONS)                                                                            7,295
           10   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                          89,328
        2,500   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          43,597
       15,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                62,373
          800   ITO EN LIMITED (EATING & DRINKING PLACES)                                                                    26,069
       18,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                      178,411
          400   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   19,179
          400   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                   22,132
       11,000   JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)                                                          22,870
            6   JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                            26,375
            5   JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                             66,191
            4   JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                             39,375
        4,000   JAPAN STEEL WORKS (MACHINERY)                                                                                48,099
           53   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                               260,412
        6,500   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                        384,462
        2,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             32,824
        8,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  49,966
        2,200   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                50,781
           13   K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                                 13,900
       11,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          56,195
        1,000   KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            8,138
        3,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                           25,815
        4,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             38,153
        9,000   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              258,910
        2,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   17,091
        6,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               175,662
        1,600   KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                          10,061
       16,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   67,753

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
      6,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                    $       56,925
         28  KDDI CORPORATION (COMMUNICATIONS)                                                                              223,591
      5,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                       38,357
      7,000  KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                 48,651
      4,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                               25,832
        400  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           90,258
      2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  25,628
      2,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             17,940
     19,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                                  59,818
      9,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                        129,990
     33,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    133,019
      1,000  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         13,230
     10,500  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       220,978
      1,000  KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   23,294
      1,100  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     29,404
      6,000  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                                78,819
        400  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       11,813
      2,400  KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                           42,057
     13,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    113,960
      4,500  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                                 48,613
      2,200  KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                                41,913
      1,500  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                    36,278
      1,900  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          179,133
      4,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 36,999
      4,400  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 125,085
        800  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                                30,754
      1,500  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                          49,644
        300  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      18,559
      1,300  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            48,209
     19,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                       115,445
      3,800  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                              46,597
      1,700  MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                         14,902
        500  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   11,456
     23,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                463,552
      4,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           45,859
      3,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                             23,549
      4,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                            18,568
        400  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     12,899
      8,400  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                              310,794
      4,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      24,779
     13,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         114,906
     15,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                     366,709
     23,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       236,948
     14,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                                459,776
      5,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      47,946

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
     37,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            $      239,257
      1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                   17,015
     12,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                     56,925
      7,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                        46,631
      3,000  MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             34,267
        100  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        1,128,649
     18,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                       336,049
      8,000  MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                          69,925
      9,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                    38,111
     10,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                   293,618
      7,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                         38,433
     13,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                             144,297
     14,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 175,713
      8,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                    78,887
      5,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                                 22,955
        900  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      29,786
        110  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                                  708,503
      2,400  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                     175,153
      2,600  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                            40,575
     24,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              128,717
        500  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      12,093
          9  NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        10,692
      3,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      61,864
      2,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       37,424
      2,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                           20,078
      2,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  11,694
      1,300  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                               83,842
      9,500  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                          135,680
      3,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             63,264
      1,200  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     348,778
          5  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                       82,739
      3,500  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  61,333
     10,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                     62,712
      2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     16,514
      6,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                               17,006
      2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                      24,457
     10,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                      90,619
     15,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                  121,690
         11  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                       39,112
      3,000  NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          27,088
      5,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          26,222
      2,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   21,589
     72,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                            505,906
         61  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                      322,497

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
     12,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                    $       96,232
      8,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        35,506
      4,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                       12,933
      2,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                25,832
     26,400  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  282,953
        800  NISSEI SANGYO COMPANY (MACHINERY)                                                                               21,860
      2,500  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     25,437
     11,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          47,420
      2,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                       25,068
      1,100  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  40,326
        450  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         22,378
      2,000  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           93,856
      1,400  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                      23,820
     20,700  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     431,250
          3  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                          38,442
      1,500  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      44,170
      5,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                          47,692
      5,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                        43,279
         15  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          76,247
        219  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                       405,143
         15  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                                 35,132
      8,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           51,595
        100  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   19,781
      7,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                               51,146
      9,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                             47,734
      7,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      13,484
      2,000  OKUMA CORPORATION (MACHINERY)                                                                                   23,388
      2,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            10,964
      3,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                               102,597
      2,800  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             75,322
      2,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                      27,817
        300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               14,435
        600  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 35,692
      1,060  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                        276,154
     25,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   96,953
      1,100  OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                                       16,672
        200  OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     19,145
      1,400  PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)                                                                    18,831
      1,700  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            22,217
        900  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    33,910
      1,300  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                        11,793
         85  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                           40,466
         53  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                         142,575
      8,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        180,244
        500  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          13,323
      1,300  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         117,931

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
          4  ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                 $        8,079
        300  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                           18,966
      1,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      10,489
        600  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                      26,375
        900  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             23,142
      3,000  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   18,686
     21,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         35,820
          4  SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                  40,054
      3,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                             21,105
        121  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                                  45,899
      2,500  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     116,047
      2,300  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                              53,674
      1,700  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      50,059
      2,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               18,890
      6,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               47,811
      5,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          77,817
      9,620  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                               293,074
         70  SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                              12,486
     12,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            231,161
        500  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 14,808
        200  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          21,996
        800  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           24,711
      7,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            42,948
      4,500  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               274,567
        800  SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                    18,058
      6,000  SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 30,397
     18,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  86,303
      3,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        53,971
      4,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                           81,297
      7,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 74,550
     13,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                    48,871
      2,400  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                    29,389
        600  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        80,499
      8,600  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                      221,130
      3,700  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                                15,417
     10,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                        124,661
     11,700  SONY CORPORATION (ELECTRONIC)                                                                                  594,730
      2,000  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       40,648
      1,000  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             41,582
      2,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 14,460
     18,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                135,947
     12,400  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             223,082
      8,400  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                               127,739
      7,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      69,739
     48,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                     248,065

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
      6,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)        $      115,835
         76  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                         690,088
      5,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  15,020
      4,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    151,731
      2,000  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                                   21,911
        200  SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                          22,217
     15,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                             156,441
      2,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   26,069
        900  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                        31,925
      2,750  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                                 189,728
     11,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            48,634
     12,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             44,501
      2,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                                36,660
      1,000  TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      20,833
      2,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                         14,121
      3,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        36,940
     10,400  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            682,213
      1,400  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                       56,195
      3,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    40,810
      1,500  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       130,092
     10,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                          56,432
      2,100  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            81,797
      1,600  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    37,678
        600  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     14,257
     10,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                          48,031
      3,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               14,358
      1,900  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                    37,084
        300  TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                                    14,689
      5,000  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 126,867
        600  TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                                    14,231
      3,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              52,444
        500  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                         18,500
     14,200  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                  485,625
      1,900  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     132,858
     26,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  144,959
        400  TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      13,578
      1,400  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                                20,625
      1,000  TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                      10,947
      2,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                            30,177
     13,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                    101,273
      5,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                            56,984
      3,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                                   33,503
      7,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      73,065
     16,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                          115,682
     34,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   227,071

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
      6,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         $       30,906
      3,100  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        67,214
      3,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                   30,066
      2,100  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             42,324
      1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                            19,688
      8,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                                  23,829
        800  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         18,907
      2,400  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                       113,646
     33,500  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                          2,146,342
      2,400  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                                   61,303
      1,000  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               27,325
     10,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                      31,738
        400  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                              25,322
      1,000  UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                       7,756
      2,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                      27,444
      1,500  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                        28,959
        310  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                            20,230
      1,000  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                    12,670
         21  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                            96,945
        189  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                     65,197
      1,300  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                         33,206
      1,050  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   97,836
      2,200  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             49,100
      2,200  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                         61,609
      6,300  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        271,589
      4,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                      64,494
      1,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                        9,123
      2,000  YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      23,625
      2,700  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      41,380
      2,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                  20,655

                                                                                                                         35,208,897
                                                                                                                     --------------
LUXEMBOURG - 0.03%
      2,428  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                            51,829
                                                                                                                     --------------
NETHERLANDS - 4.75%
     21,207  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                                 912,779
     17,073  AEGON NV (INSURANCE CARRIERS)                                                                                  340,282
      3,178  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                    241,346
      8,676  ARCELOR MITTAL NV (BASIC MATERIALS)                                                                            460,926
      5,671  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                             140,072
      1,350  BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)                                                                     18,178
        512  CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                                46,516
      1,770  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                            79,303
      4,007  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                            124,290
        697  FUGRO NV (OIL FIELD SERVICES)+                                                                                  35,381

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
NETHERLANDS (CONTINUED)
      1,551  GETRONICS NV (BUSINESS SERVICES)                                                                        $       14,110
      6,876  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                               32,700
      2,864  HEINEKEN NV (EATING & DRINKING PLACES)                                                                         149,821
     21,908  ING GROEP NV (FINANCIAL SERVICES)                                                                              926,259
     22,611  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                    352,188
     13,651  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                         521,356
     18,183  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                            212,535
        838  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                 15,359
      1,784  QIAGEN NV (HEALTH SERVICES)+                                                                                    30,314
        569  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 44,131
      8,299  REED ELSEVIER NV (COMMUNICATIONS)                                                                              146,781
        629  RODAMCO EUROPE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                       87,428
     43,799  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                      1,456,866
      2,004  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)                                                                      103,360
      1,757  SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                      63,348
      5,103  TNT NV (TRANSPORTATION SERVICES)                                                                               234,021
     20,044  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                          583,710
      2,232  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                            49,554
        248  WERELDHAVE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                           38,181
      3,428  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   102,851

                                                                                                                          7,563,946
                                                                                                                     --------------
NEW ZEALAND - 0.15%
     13,079  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                 22,517
      3,596  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                      23,659
      3,308  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                     8,672
      6,703  FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                                17,382
      5,797  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   45,552
      4,730  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       15,779
      2,448  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                                  9,513
     23,186  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                     78,343
        705  TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                        1,510
      2,464  TOWER LIMITED (BUSINESS SERVICES)+                                                                               3,961
      3,233  VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 6,882
      1,403  WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                             6,765

                                                                                                                            240,535
                                                                                                                     --------------
NORWAY - 0.89%
      1,655  AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                                    37,302
      7,814  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                                  110,301
     10,000  DNO ASA (OIL & GAS EXTRACTION)                                                                                  17,982
        654  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                        23,241
      8,271  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                         274,190
      1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                             30,798
      2,343  OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         15,997
      2,192  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                            154,529

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
NORWAY (CONTINUED)
     32,400  PAN FISH ASA (FISHING, HUNTING & TRAPPING)+                                                             $       38,059
      1,999  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                              52,209
      2,500  PROSAFE ASA (OIL & GAS EXTRACTION)                                                                              38,251
        519  SCHIBSTED ASA (COMMUNICATIONS)                                                                                  22,883
      2,388  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                     39,287
        103  SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                        2,822
      7,612  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          207,260
        400  STOLT-NIELSEN ASA (WATER TRANSPORTATION)                                                                        11,911
      2,564  STOREBRAND ASA (INSURANCE CARRIERS)                                                                             41,086
      1,616  TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  33,765
      8,893  TELENOR ASA (COMMUNICATIONS)                                                                                   158,012
      1,200  TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                         27,738
      1,783  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                                  12,834
      2,600  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                                  71,755

                                                                                                                          1,422,212
                                                                                                                     --------------
PORTUGAL - 0.35%
      4,059  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                          35,244
     25,328  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                          91,691
      2,458  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                               46,912
      3,849  BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                               50,491
      3,086  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         25,889
     23,508  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     126,240
        477  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                            12,425
      9,886  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                      132,458
        990  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                                14,680
     10,497  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                      23,698

                                                                                                                            559,728
                                                                                                                     --------------
SINGAPORE - 0.97%
      7,500  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                        8,651
     11,000  ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                           17,329
     15,000  CAPITALAND LIMITED (REAL ESTATE)                                                                                79,096
     11,300  CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        28,005
     13,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                         12,425
      6,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                         57,740
     23,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                     30,168
      1,000  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             6,427
     13,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                           183,370
     10,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                               33,616
      1,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                                  4,746
      2,052  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                            16,095
      1,400  K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                              2,953
      6,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                                  75,141
      5,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                               31,309
      6,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                             12,813

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
SINGAPORE (CONTINUED)
     29,200  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                    $     173,220
      8,550  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                      18,485
      9,980  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    33,548
      5,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                              11,601
      7,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                            76,591
      9,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                                  38,856
      2,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                            13,974
     12,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                                 8,780
     19,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     55,103
     16,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                       35,013
     84,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                          181,604
     11,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                              10,803
     18,000  STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                     21,593
     12,000  SUNTEC REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                             15,661
     13,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         179,943
      7,000  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                                      23,531
      3,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      28,870
      6,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                         12,576

                                                                                                                          1,539,636
                                                                                                                      -------------

SPAIN - 3.95%
      2,670  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                                   85,779
        334  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                      72,347
      2,296  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                            58,428
      2,887  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                     175,282
          6  AGUAS DE BARCELONA - NEW SHARES (WATER SUPPLY)+                                                                    214
      2,994  ALTADIS SA (TOBACCO PRODUCTS)                                                                                  192,257
      1,040  ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)                                                                      23,262
     41,228  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                 1,012,264
      9,945  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                             205,120
     68,965  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                 1,230,810
      2,483  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)                               46,503
      7,159  CORPORATION MAPFRE SA (INSURANCE CARRIERS)                                                                      36,723
      1,127  EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)                                                                  26,602
      9,153  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  494,948
        570  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                      58,592
      2,075  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                           75,118
      2,217  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                         104,099
        738  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              74,678
      8,958  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                               423,494
      6,349  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                       33,840
      1,502  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      37,861
      2,550  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                     158,500
        863  NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                              19,725
        964  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        21,505
      9,276  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                           312,756

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
SPAIN (CONTINUED)
      1,254  SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                      $      70,272
        664  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                                   23,632
        457  SOGECABLE SA (COMMUNICATIONS)+                                                                                  18,962
     51,772  TELEFONICA SA (COMMUNICATIONS)                                                                               1,141,129
        857  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                             46,216
      2,315  ZELTIA SA (HEALTH SERVICES)+                                                                                    21,029

                                                                                                                          6,301,947
                                                                                                                      -------------

SWEDEN - 2.61%
      1,192  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 61,795
      3,887  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  89,343
      3,914  ATLAS COPCO AB A SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               130,041
      2,606  ATLAS COPCO AB B SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                83,038
        408  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                             16,126
        563  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                                    8,446
      3,500  BOLIDEN AB (METALS-DIVERSIFIED)+                                                                                77,190
      2,096  CASTELLUM AB (REAL ESTATE)                                                                                      30,317
        725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                    15,081
      3,371  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      85,448
      1,078  ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             19,413
      2,081  ENIRO AB (COMMUNICATIONS)                                                                                       26,300
      1,035  FABEGE AB (REAL ESTATE)                                                                                         26,013
      2,233  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                    50,846
      5,530  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)          318,362
        317  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                              8,035
        631  HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                             25,980
      3,276  HUSQVARNA AB B SHARES (COMMUNICATIONS)+                                                                         54,070
      1,743  KUNGSLEDEN (REAL ESTATE)                                                                                        31,326
      2,686  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                     31,831
        532  METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                        697
      1,065  METRO INTERNATIONAL SA B SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                      1,488
        669  MODERN TIMES GROUP MTG B SHARES (MEDIA)+                                                                        39,137
        600  NOBIA AB (HOME FURNISHINGS)                                                                                     24,575
     24,359  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                            388,960
      1,024  OMX AB (BUSINESS SERVICES)                                                                                      21,300
        514  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                              19,801
     11,787  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                 209,313
        903  SAS AB (TRANSPORTATION BY AIR)+                                                                                 16,585
      1,198  SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                            94,017
      3,907  SECURITAS AB (BUSINESS SERVICES)                                                                                59,589
      4,107  SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                               11,410
      4,107  SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)                                                                14,292
      5,412  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                     173,223
      4,340  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                      96,647
      4,740  SKF AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                                 98,597
      1,954  SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          60,303
        900  SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)          25,842

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
SWEDEN (CONTINUED)
      2,159  SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                           $     115,636
      5,914  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                                175,740
      3,625  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                             64,762
      3,989  TELE2 AB (COMMUNICATIONS)                                                                                       65,409
    173,937  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                       640,170
     23,411  TELIASONERA AB (COMMUNICATIONS)                                                                                201,998
        992  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          25,784
      1,095  VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                                    94,245
      2,579  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                                   217,170
        534  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                          11,471

                                                                                                                          4,157,162
                                                                                                                      -------------

SWITZERLAND - 6.71%
     24,230  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                              414,750
      1,543  ADECCO SA (BUSINESS SERVICES)                                                                                   97,965
        870  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                       57,313
      2,828  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                       48,524
      6,102  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                                 341,218
     13,388  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       960,732
         50  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                  76,945
         72  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                          66,599
      2,346  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                234,957
        434  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   15,286
        695  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)+                                                      57,166
         25  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                          14,998
      2,140  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                             59,437
        465  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                    44,696
        502  MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)+                                                                                     10,390
      4,652  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                          1,811,759
        290  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             105,724
     27,025  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                    1,550,132
        597  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             45,691
        633  PSP SWISS PROPERTY AG (REAL ESTATE)+                                                                            38,548
         54  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                                 26,908
      8,154  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                          1,442,711
        629  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        38,305
         54  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                             64,481
         82  SIG HOLDING AG (MACHINERY)+                                                                                     29,287
      7,979  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     153,592
         98  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          28,106
         46  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              64,619
        667  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                    35,651
        378  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                            99,932
      3,939  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                         359,815
        223  SWISSCOM AG (COMMUNICATIONS)                                                                                    80,610
      1,216  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                      232,663

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
SWITZERLAND (CONTINUED)
        570  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                 $      70,362
     23,213  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                         1,379,236
         84  UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      51,016
      1,691  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                              488,103

                                                                                                                         10,698,227
                                                                                                                      -------------
UNITED KINGDOM - 21.94%
      5,436  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              121,520
      9,022  AEGIS GROUP PLC (COMMUNICATIONS)                                                                                26,631
      3,429  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          34,279
      4,465  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                       46,568
      9,212  AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              101,516
     16,613  ANGLO AMERICAN PLC (COAL MINING)                                                                               875,160
     16,512  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              43,541
      2,160  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                              31,624
     17,782  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                                  956,687
     29,951  AVIVA PLC (INSURANCE CARRIERS)                                                                                 441,158
     37,711  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                        341,363
      5,354  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             50,256
     75,549  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                       1,071,901
      2,840  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       61,755
      5,181  BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                     28,649
      1,481  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    46,339
      1,195  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    37,061
     39,360  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                            567,741
     27,459  BHP BILLITON PLC (COAL MINING)                                                                                 612,217
      4,434  BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                                   30,015
      9,613  BOOTS GROUP PLC (HEALTH SERVICES)                                                                              194,184
      1,540  BOVIS HOMES GROUP PLC (BUILDING)                                                                                34,911
    225,766  BP PLC (OIL & GAS EXTRACTION)                                                                                2,452,384
      4,954  BRAMBLES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                      54,300
      8,009  BRITANNIC GROUP PLC (INSURANCE CARRIERS)                                                                        97,794
      7,266  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                    69,490
     17,869  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                                558,747
      6,069  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                         182,487
     13,318  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                  147,812
      3,325  BRIXTON PLC (REAL ESTATE)                                                                                       33,272
     95,819  BT GROUP PLC (COMMUNICATIONS)                                                                                  572,742
      4,331  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                              61,278
      5,341  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                    68,632
     24,476  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                                314,036
      7,602  CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    102,099
      1,999  CARNIVAL PLC (WATER TRANSPORTATION)                                                                             96,337
      4,775  CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                            26,005
      4,043  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                                32,580
     42,798  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                               325,510
      2,022  CHARTER PLC (DIVERSIFIED MANUFACTURING)+                                                                        35,313

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
UNITED KINGDOM (CONTINUED)
      1,663  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                            $      33,151
     13,869  COBHAM PLC (TRANSPORTATION BY AIR)                                                                              57,313
      2,550  COLLINS STEWART PLC (DIVERSIFIED MANUFACTURING)                                                                 12,771
     24,389  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    163,179
      1,844  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      22,554
     11,232  CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       134,169
      1,538  CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                                      19,703
      3,713  DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                                     59,330
      1,962  DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                22,490
      1,894  DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        26,654
      9,807  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                     295,834
     31,403  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                           636,192
     22,875  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                              76,525
      5,811  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      33,105
      2,652  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                             39,480
      9,980  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                                 44,679
      7,323  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                                  96,334
     11,843  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                     136,452
      5,841  FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)                                                                   33,046
      5,086  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                        66,506
      7,649  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                                17,498
     20,802  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                      78,800
      7,677  GALLAHER GROUP PLC (TOBACCO PRODUCTS)                                                                          171,164
      5,001  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              62,541
      8,657  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                              64,991
     66,810  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,836,660
      2,241  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                        34,221
     14,276  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                         56,467
      3,333  HAMMERSON PLC (REAL ESTATE)                                                                                    113,664
      8,326  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            133,941
     18,227  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                             56,223
     43,964  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                             905,805
      5,084  HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                                      11,055
     10,680  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                                  93,314
    134,299  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                  2,350,767
      5,933  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                   61,937
      4,229  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                                48,268
     13,942  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                                 137,178
      7,920  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                                  354,566
      5,448  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                                61,162
      4,152  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                         102,623
     17,426  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    135,966
      2,075  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   37,015
      9,962  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                          56,949
      4,035  INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                               52,247
     47,775  ITV PLC (COMMUNICATIONS)                                                                                       102,475
     17,028  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                      184,129

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
UNITED KINGDOM (CONTINUED)
      2,738  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                        $      84,914
      4,191  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                             77,359
      6,076  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      40,533
     27,543  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             150,812
      8,004  LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                                63,396
      5,479  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                        230,731
     76,317  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                                 238,786
      3,343  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                         82,034
     65,839  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                                 725,541
     13,620  LOGICACMG PLC (BUSINESS SERVICES)                                                                               47,708
      1,286  LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                     31,695
     20,994  MAN GROUP PLC (BUSINESS SERVICES)                                                                              229,287
     19,724  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                         262,575
      5,437  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                             31,937
      7,941  MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              24,339
      4,046  MICHAEL PAGE INTERNATIONAL PLC (BUSINESS SERVICES)                                                              42,636
      6,144  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              28,866
      1,678  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                            41,672
     31,784  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     498,804
      2,654  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                          117,458
     60,945  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                            196,806
      9,419  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         161,626
      3,458  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  95,676
      4,849  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      19,490
      3,063  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    48,461
     28,571  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                            403,407
      3,237  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                    79,433
      4,797  RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         19,282
      7,109  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                            370,160
     14,738  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   176,188
     22,824  RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                           73,210
     15,102  REUTERS GROUP PLC (COMMUNICATIONS)                                                                             138,488
      7,159  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                              77,483
     11,999  RIO TINTO PLC (METAL MINING)                                                                                   685,225
     20,731  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                     201,631
  1,305,596  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                               2,633
     36,683  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                   1,432,179
      4,946   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                          164,584
     32,028  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                         1,065,772
     10,525  SABMILLER PLC (EATING & DRINKING PLACES)                                                                       230,934
     15,901  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         80,808
      1,642  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              40,972
      9,353  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                             110,708
     10,057  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                             304,973
     17,398  SCOTTISH POWER PLC (ELECTRIC INTERGRATED)                                                                      273,887
      5,966  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      54,005

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
UNITED KINGDOM (CONTINUED)
      2,724  SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     $      76,868
     23,111  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                                   57,076
      5,875  SLOUGH ESTATES PLC (REAL ESTATE)                                                                                90,639
     11,007  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                               139,924
      6,656  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      134,647
      2,525  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
             & OPTICAL)                                                                                                      19,888
      9,229  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                                  32,690
     24,616  STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)+                                                       153,072
      6,097  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                       68,988
      7,090  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             68,300
     93,036  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                            813,335
      9,500  TOMKINS PLC (BUSINESS SERVICES)                                                                                 49,914
      1,351  TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                          53,490
      3,378  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                             35,364
      2,550  TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                             24,237
     14,550  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                         438,354
      3,314  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                      51,715
     10,249  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       152,373
    612,094  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                          1,632,105
      2,405  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                        89,305
      4,494  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                              56,245
      7,911  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                               185,410
     13,747  WPP GROUP PLC (BUSINESS SERVICES)                                                                              208,300
      7,166  XSTRATA PLC (DIVERSIFIED MINING)+                                                                              368,333
      9,083  YELL GROUP PLC (COMMUNICATIONS)                                                                                106,887

                                                                                                                         34,983,550
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $102,275,583)                                                                                 156,135,308
                                                                                                                      -------------
RIGHTS - 0.01%
        960  CENTRO RETAIL GROUP RIGHTS+(a)                                                                                       0
      1,035  FABEGE REDEMPTION RIGHTS+(a)                                                                                       797
      2,718  MEGGITT PLC RIGHTS+                                                                                              5,308
        107  NH HOTELES RIGHTS+                                                                                               2,446
        860  SONAE BONUS RIGHTS+(a)                                                                                          10,604

TOTAL RIGHTS (COST $6,297)                                                                                                   19,155
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
WARRANTS - 0.00%
      4,000  DOWA MINING WARRANTS+(a)                                                                                 $           0

TOTAL WARRANTS (COST $0)                                                                                                          0
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING - 5.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.00%
  7,971,550  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                             7,971,550

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,971,550)                                                                 7,971,550
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $110,253,430)*                        102.95%                                                                   $ 164,126,013
OTHER ASSETS AND LIABILITIES, NET           (2.95)                                                                       (4,700,777)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 159,425,236
                                            ======                                                                    =============

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
COMMON STOCKS - 95.86%

AUSTRALIA - 4.05%
    448,500  AWB LIMITED (AGRICULTURAL SERVICES)                                                                    $     1,288,230
    363,600  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             3,088,986
    193,800  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       1,292,063
     66,600  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                     2,708,317
    228,400  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   630,163
    657,900  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                       2,794,615
    127,900  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        1,050,363
    561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                 2,118,594

                                                                                                                         14,971,331
                                                                                                                    ---------------
AUSTRIA - 1.08%
     54,800  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      3,974,993
                                                                                                                    ---------------
BELGIUM - 1.29%
      7,700  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                             229,789
     99,600  FORTIS (DEPOSITORY INSTITUTIONS)                                                                             4,548,984

                                                                                                                          4,778,773
                                                                                                                    ---------------
DENMARK - 0.68%
     44,400  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                    2,065,672
      5,500  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       441,755

                                                                                                                          2,507,427
                                                                                                                    ---------------
FINLAND - 1.86%
      8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                               119,421
     74,200  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                     1,698,911
     51,800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                   2,414,275
    151,500  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                     2,630,946

                                                                                                                          6,863,553
                                                                                                                    ---------------
FRANCE - 8.96%
        730  ARKEMA (OIL & GAS EXTRACTION)+                                                                                  41,854
     11,300  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                          1,892,466
     53,100  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                     5,546,279
     13,200  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                   1,332,714
      7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                           885,088
     32,800  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           3,205,995
     17,400  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   1,921,557
     74,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                 2,912,800
     21,200  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                  1,494,158
     10,500  RALLYE SA (GENERAL MERCHANDISE STORES)                                                                         681,682
     21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                        2,502,799
     17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                   3,041,601
     45,800  TOTAL SA (OIL & GAS EXTRACTION)                                                                              3,208,980
     28,844  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                          1,691,901
     68,000  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                        2,763,275

                                                                                                                         33,123,149
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
GERMANY - 7.71%
     19,900  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            $     1,292,481
     55,400  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                        6,237,209
     50,600  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 2,985,616
     32,000  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                                2,624,668
     71,200  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                1,933,630
     55,000  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    2,520,071
     18,800  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              2,187,419
     11,400  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                           1,928,097
    110,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                   5,482,349
     53,300  TUI AG (TRANSPORTATION BY AIR)                                                                               1,317,922

                                                                                                                         28,509,462
                                                                                                                    ---------------
GREECE - 0.06%
     10,300  DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                   232,059
                                                                                                                    ---------------
HONG KONG - 1.82%
    667,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       1,697,058
    284,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                                 1,050,438
    508,500  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                               2,609,695
    147,000  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 1,365,867

                                                                                                                          6,723,058
                                                                                                                    ---------------
IRELAND - 1.04%
     69,600  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                             2,064,040
     64,700  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              1,776,119

                                                                                                                          3,840,159
                                                                                                                    ---------------
ITALY - 3.69%
    175,000  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                   1,328,999
     70,700  BANCHE POPOLARI UNITE SPA (DEPOSITORY INSTITUTIONS)                                                          2,091,940
     64,900  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 1,050,759
    125,500  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                            4,083,918
    113,800  FIAT SPA (TRANSPORTATION EQUIPMENT)+                                                                         2,868,601
    225,700  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                                2,205,474

                                                                                                                         13,629,691
                                                                                                                    ---------------
JAPAN - 21.45%
     24,200  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    1,028,870
     96,400  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   1,128,921
    102,800  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            1,648,778
    244,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        1,776,578
    180,000  CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                         866,090
    315,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            2,130,474
    179,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                               750,390
    294,900  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                            1,381,411
    350,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       1,817,719
     61,400  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,227,062
     22,100  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                302,506

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
JAPAN (CONTINUED)
     70,100  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                             $     1,861,957
     71,400  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       2,490,275
    111,200  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               3,198,982
    243,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                     1,476,477
    237,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                       2,017,235
     78,200  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                   1,814,978
     97,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                     1,810,930
     55,500  NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                1,436,482
     46,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                          656,976
    139,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                   1,203,933
    376,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                3,050,373
        500  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                    1,777,834
    953,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                          6,696,232
        700  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                    3,700,781
    219,900  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                2,356,871
    104,900  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   2,185,417
     48,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                         457,841
      2,100  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                     3,884,929
    226,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                          1,198,659
    110,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  426,595
     45,700  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 1,721,894
     82,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   1,847,505
     40,000  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   1,028,513
     16,800  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                     738,493
     27,300  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            701,960
     94,500  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                 1,157,192
    177,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              1,279,735
     90,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           1,619,145
     21,400  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                      858,978
    122,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 1,659,589
     63,200  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                2,161,371
    101,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   1,054,226
    137,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     819,628
     76,100  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                          4,875,721

                                                                                                                         79,286,506
                                                                                                                    ---------------
NETHERLANDS - 4.29%
     62,100  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                               2,672,841
    207,100  AEGON NV (INSURANCE CARRIERS)                                                                                4,127,669
     24,900  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                  1,890,975
     98,000  ING GROEP NV (FINANCIAL SERVICES)                                                                            4,143,390
     91,700  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                  1,428,315
     47,800  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                      1,589,949

                                                                                                                         15,853,139
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
NORWAY - 1.32%
     50,000  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                          $       705,789
     63,600  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                       2,108,386
     75,200  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                               2,075,383

                                                                                                                          4,889,558
                                                                                                                    ---------------
PORTUGAL - 0.84%
    445,000  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                       1,610,962
    281,600  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   1,512,219

                                                                                                                          3,123,181
                                                                                                                    ---------------
SINGAPORE - 0.87%
    673,878  MOBILONE LIMITED (COMMUNICATIONS)                                                                              972,740
    358,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                            764,539
    135,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                         1,477,112

                                                                                                                          3,214,391
                                                                                                                    ---------------
SPAIN - 3.08%
     75,800  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                 1,861,104
    293,100  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                 5,230,922
    126,800  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                         4,275,280

                                                                                                                         11,367,306
                                                                                                                    ---------------
SWEDEN - 3.07%
     71,700  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   1,817,451
    270,600  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                          4,320,888
     22,200  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                          777,324
     52,400  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                                 4,412,442

                                                                                                                         11,328,105
                                                                                                                    ---------------
SWITZERLAND - 6.84%
     27,800  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)+                                                    2,894,046
     10,800  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                      711,468
      8,600  CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                      150,747
     90,100  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                     6,465,638
      2,500  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                                  1,810,476
      2,100  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                              1,046,414
      9,000  SWISSCOM AG (COMMUNICATIONS)                                                                                 3,253,302
     19,600  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                    3,750,154
     27,200  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                         1,616,130
      2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                                 571,946
      5,200  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                     1,275,234
      6,000  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                            1,731,885

                                                                                                                         25,277,440
                                                                                                                    ---------------
UNITED KINGDOM - 21.86%
    106,800  ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     931,035
    146,100  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                           3,260,274
    108,600  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                                5,842,776
    114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                               1,686,507

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
UNITED KINGDOM (CONTINUED)
    437,200  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 $     6,203,065
     48,300  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    1,050,269
    534,500  BP PLC (OIL & GAS EXTRACTION)                                                                                5,806,009
    223,700  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  1,999,640
    332,100  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                             2,107,606
    925,000  BT GROUP PLC (COMMUNICATIONS)                                                                                5,529,029
    390,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                       1,717,191
    652,500  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                           2,182,832
     78,300  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             979,193
    414,000  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                           3,108,034
     85,100  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                            2,339,467
     23,900  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            384,482
    241,000  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                           4,965,404
     62,400  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                  1,092,248
    172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                    851,393
    479,900  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                               5,288,465
    237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                   577,388
    297,600  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                            961,020
    315,100  PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                            1,815,249
    962,500  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                                3,068,362
     69,700  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                   2,721,231
    205,400  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                         6,834,946
     97,800  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                    1,106,618
    104,000  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          1,001,791
  2,016,800  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                          5,377,652

                                                                                                                         80,789,176
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $267,238,688)                                                                                 354,282,457
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 4.79%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.79%
 17,698,422  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                            17,698,422

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $17,698,422)                                                               17,698,422
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 1.14%
  4,203,521  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 4,203,521

TOTAL SHORT-TERM INVESTMENTS (COST $4,203,521)                                                                            4,203,521
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $289,140,631)*                    101.79%                                                                     $   376,184,400
OTHER ASSETS AND LIABILITIES, NET        (1.79)                                                                          (6,622,483)
                                                                                                                    ---------------

TOTAL NET ASSETS                        100.00%                                                                     $   369,561,917
                                        ======                                                                      ===============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,203,521.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
COMMON STOCKS - 96.70%

AMUSEMENT & RECREATION SERVICES - 1.05%
     43,170  INTERNATIONAL GAME TECHNOLOGY                                                                          $     1,743,205
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 1.05%
     33,010  NORDSTROM INCORPORATED                                                                                       1,747,549
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 1.09%
     22,070  GENENTECH INCORPORATED+                                                                                      1,812,388
                                                                                                                    ---------------
BUSINESS SERVICES - 8.71%
     65,990  BMC SOFTWARE INCORPORATED+                                                                                   2,031,832
    125,720  CISCO SYSTEMS INCORPORATED+                                                                                  3,209,632
     73,480  ELECTRONIC DATA SYSTEMS CORPORATION                                                                          2,033,926
    107,230  MICROSOFT CORPORATION                                                                                        2,988,500
     19,980  OMNICOM GROUP INCORPORATED                                                                                   2,045,552
    358,170  SUN MICROSYSTEMS INCORPORATED+                                                                               2,152,602

                                                                                                                         14,462,044
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 7.05%
     26,810  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                        1,980,991
     28,900  AVERY DENNISON CORPORATION                                                                                   1,857,114
     39,200  FOREST LABORATORIES INCORPORATED+                                                                            2,016,448
     41,110  MERCK & COMPANY INCORPORATED                                                                                 1,815,829
     36,630  MONSANTO COMPANY                                                                                             2,013,185
     79,320  SCHERING-PLOUGH CORPORATION                                                                                  2,023,453

                                                                                                                         11,707,020
                                                                                                                    ---------------
COMMUNICATIONS - 4.84%
     50,580  AMERICAN TOWER CORPORATION CLASS A<<+                                                                        1,970,091
     54,120  AT&T INCORPORATED                                                                                            2,133,952
     82,770  DIRECTV GROUP INCORPORATED+                                                                                  1,909,504
     53,620  IAC INTERACTIVECORP+                                                                                         2,022,010

                                                                                                                          8,035,557
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 1.21%
     41,430  JPMORGAN CHASE & COMPANY                                                                                     2,004,383
                                                                                                                    ---------------
EATING & DRINKING PLACES - 1.28%
     47,090  MCDONALD'S CORPORATION                                                                                       2,121,405
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 2.68%
     32,910  FIRSTENERGY CORPORATION<<                                                                                    2,179,958
     37,060  FPL GROUP INCORPORATED<<                                                                                     2,266,960

                                                                                                                          4,446,918
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.76%
     48,070  COOPER INDUSTRIES LIMITED CLASS A                                                                            2,162,669
     48,750  EMERSON ELECTRIC COMPANY                                                                                     2,100,638
     39,120  HARRIS CORPORATION                                                                                           1,993,164

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     27,330  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                $     1,655,651
     57,440  NVIDIA CORPORATION+                                                                                          1,653,123

                                                                                                                          9,565,245
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.28%
     45,500  JACOBS ENGINEERING GROUP INCORPORATED+                                                                       2,122,575
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.05%
     70,100  CONAGRA FOODS INCORPORATED                                                                                   1,746,191
                                                                                                                    ---------------
FOOD STORES - 1.38%
     62,710  SAFEWAY INCORPORATED                                                                                         2,297,694
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.17%
     23,680  JC PENNEY COMPANY INCORPORATED<<                                                                             1,945,549
                                                                                                                    ---------------
HEALTH SERVICES - 1.19%
     27,140  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                         1,968,464
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 1.19%
     30,530  PROLOGIS                                                                                                     1,982,317
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.31%
     39,340  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                  1,926,086
     29,460  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                           1,910,481

                                                                                                                          3,836,567
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.68%
     28,000  APPLE INCORPORATED+                                                                                          2,601,480
    106,520  APPLIED MATERIALS INCORPORATED                                                                               1,951,446
    142,540  EMC CORPORATION+                                                                                             1,974,179
     61,110  HEWLETT-PACKARD COMPANY                                                                                      2,452,955
     22,250  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                  2,097,285
     44,550  LAM RESEARCH CORPORATION<<+                                                                                  2,108,997
     25,870  NATIONAL OILWELL VARCO INCORPORATED<<+                                                                       2,012,427
     24,300  PARKER HANNIFIN CORPORATION                                                                                  2,097,333
     29,220  TEREX CORPORATION+                                                                                           2,096,827

                                                                                                                         19,392,929
                                                                                                                    ---------------
INSURANCE CARRIERS - 9.56%
     34,350  ACE LIMITED                                                                                                  1,960,011
     28,760  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                    1,933,247
     38,390  CHUBB CORPORATION                                                                                            1,983,611
     13,950  CIGNA CORPORATION                                                                                            1,990,107
     54,540  GENWORTH FINANCIAL INCORPORATED                                                                              1,905,628
     32,360  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                       1,937,393
     24,320  PRUDENTIAL FINANCIAL INCORPORATED                                                                            2,195,123
     38,130  TRAVELERS COMPANIES INCORPORATED                                                                             1,973,990

                                                                                                                         15,879,110
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
LEATHER & LEATHER PRODUCTS - 1.35%
     44,880  COACH INCORPORATED+                                                                                    $     2,246,244
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.39%
     29,920  BECTON DICKINSON & COMPANY                                                                                   2,300,549
                                                                                                                    ---------------
MEDICAL PRODUCTS - 2.56%
     42,250  BAXTER INTERNATIONAL INCORPORATED                                                                            2,225,308
     23,650  ZIMMER HOLDINGS INCORPORATED+                                                                                2,019,947

                                                                                                                          4,245,255
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 1.34%
     19,160  VULCAN MATERIALS COMPANY                                                                                     2,231,757
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.36%
     81,660  MATTEL INCORPORATED                                                                                          2,251,366
                                                                                                                    ---------------
MOTION PICTURES - 1.29%
     62,070  WALT DISNEY COMPANY                                                                                          2,137,070
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 3.81%
     37,880  ENSCO INTERNATIONAL INCORPORATED                                                                             2,060,672
     31,590  SCHLUMBERGER LIMITED                                                                                         2,182,869
     25,470  TRANSOCEAN INCORPORATED+                                                                                     2,080,899

                                                                                                                          6,324,440
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 1.17%
     53,210  INTERNATIONAL PAPER COMPANY<<                                                                                1,936,844
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.54%
     21,910  MARATHON OIL CORPORATION                                                                                     2,165,365
     31,960  VALERO ENERGY CORPORATION                                                                                    2,061,100

                                                                                                                          4,226,465
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 2.59%
     17,300  PRECISION CASTPARTS CORPORATION                                                                              1,800,065
     25,190  UNITED STATES STEEL CORPORATION                                                                              2,498,092

                                                                                                                          4,298,157
                                                                                                                    ---------------
RAILROAD TRANSPORTATION - 1.20%
     19,580  UNION PACIFIC CORPORATION                                                                                    1,988,349
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.04%
      9,890  GOLDMAN SACHS GROUP INCORPORATED                                                                             2,043,571
     17,540  MERRILL LYNCH & COMPANY INCORPORATED                                                                         1,432,492
     20,010  MORGAN STANLEY                                                                                               1,575,988

                                                                                                                          5,052,051
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.52%
    111,350  CORNING INCORPORATED+                                                                                        2,532,099
                                                                                                                    ---------------
TOBACCO PRODUCTS - 1.32%
     28,970  LOEWS CORPORATION - CAROLINA GROUP                                                                           2,190,422
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
TRANSPORTATION BY AIR - 0.90%
     49,350  AMR CORPORATION<<                                                                                      $     1,502,708
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 2.44%
     23,350  BOEING COMPANY                                                                                               2,076,049
     20,390  LOCKHEED MARTIN CORPORATION                                                                                  1,978,238

                                                                                                                          4,054,287
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.35%
     38,440  MCKESSON CORPORATION                                                                                         2,250,280
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $145,485,734)                                                                                 160,585,453
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 6.66%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.17%
    284,258  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                        284,258
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.49%
$    31,677  AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.37%       03/14/2008            31,681
    162,170  AMERICAN GENERAL FINANCE CORPORATION+/-                                       5.47        08/16/2007           162,245
     30,797  ATLANTIC ASSET SECURITIZATION CORPORATION++                                   5.37        04/23/2007            30,703
     87,992  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.30        04/25/2007            87,993
     87,992  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                            5.39        10/25/2007            87,997
     87,992  BANCO SANTANDER TOTTA LOAN+/-++SS.                                            5.32        05/16/2008            88,001
    263,977  BANK OF AMERICA NA SERIES BKNT+/-                                             5.49        06/19/2007           263,998
    140,788  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $140,852)                                                     5.49        04/02/2007           140,788
    193,583  BUCKINGHAM II CDO LLC                                                         5.32        04/26/2007           192,906
     42,236  CAIRN HIGH GRADE FUNDING I LLC++                                              5.30        05/31/2007            41,874
     70,394  CAIRN HIGH GRADE FUNDING I LLC                                                5.30        06/07/2007            69,717
     70,394  CAIRN HIGH GRADE FUNDING I LLC++                                              5.31        05/03/2007            70,076
     87,992  CAIRN HIGH GRADE FUNDING I LLC++                                              5.31        05/23/2007            87,340
     35,197  CAIRN HIGH GRADE FUNDING I LLC                                                5.32        06/04/2007            34,874
     91,512  CAIRN HIGH GRADE FUNDING I LLC++                                              5.32        06/21/2007            90,447
    175,985  CEDAR SPRINGS CAPITAL COMPANY++                                               5.30        06/07/2007           174,294
    100,621  CEDAR SPRINGS CAPITAL COMPANY++                                               5.31        05/16/2007            99,977
      8,402  CEDAR SPRINGS CAPITAL COMPANY                                                 5.31        04/13/2007             8,388
    116,713  CEDAR SPRINGS CAPITAL COMPANY                                                 5.31        05/21/2007           115,881
     66,874  CEDAR SPRINGS CAPITAL COMPANY++                                               5.31        06/14/2007            66,163
     48,244  CEDAR SPRINGS CAPITAL COMPANY++                                               5.32        06/12/2007            47,746
     12,766  CEDAR SPRINGS CAPITAL COMPANY++                                               5.32        06/13/2007            12,632
      3,995  CHEYNE FINANCE LLC                                                            5.26        04/18/2007             3,986
     35,197  CHEYNE FINANCE LLC                                                            5.31        06/19/2007            34,797
     15,698  CHEYNE FINANCE LLC                                                            5.32        05/14/2007            15,602
    228,780  CHEYNE FINANCE LLC+/-++                                                       5.34        02/25/2008           228,714
     87,992  CHEYNE FINANCE LLC SERIES MTN+/-++                                            5.33        07/16/2007            88,002
     35,197  CIT GROUP INCORPORATED+/-                                                     5.42        12/19/2007            35,219
     37,608  CIT GROUP INCORPORATED+/-                                                     5.57        09/20/2007            37,644

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    38,805  CIT GROUP INCORPORATED+/-                                                     5.59%       11/23/2007   $        38,852
  1,231,894  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,232,458)                    5.49        04/02/2007         1,231,894
     17,598  COMERICA BANK+/-                                                              5.32        02/08/2008            17,528
    195,727  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                                  5.38        04/10/2007           195,498
     79,193  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.30        04/12/2007            79,078
    105,591  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.32        04/20/2007           105,314
     87,992  CULLINAN FINANCE CORPORATION+/-++                                             5.32        02/12/2008            87,965
    175,985  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                                 5.28        06/25/2007           175,981
    283,265  DEER VALLEY FUNDING LLC++                                                     5.29        04/19/2007           282,563
    131,989  DEER VALLEY FUNDING LLC++                                                     5.29        05/15/2007           131,162
     49,578  DEER VALLEY FUNDING LLC++                                                     5.31        04/11/2007            49,513
     52,795  DEER VALLEY FUNDING LLC                                                       5.34        05/07/2007            52,527
  1,090,085  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,090,584)                 5.49        04/02/2007         1,090,085
    175,985  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                     5.50        06/13/2007           176,009
     22,955  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                              5.29        07/06/2007            22,639
    109,149  FOX TROT CDO LIMITED++                                                        5.31        04/24/2007           108,799
     43,979  GENWORTH FINANCIAL INCORPORATED+/-                                            5.50        06/15/2007            43,993
     70,394  GEORGE STREET FINANCE LLC++                                                   5.33        04/30/2007            70,107
    175,985  GREENWICH CAPITAL HOLDINGS                                                    5.44        04/03/2007           175,958
     87,992  HARRIER FINANCE FUNDING LLC+/-++                                              5.31        01/11/2008            87,990
      7,039  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                   5.54        05/15/2007             7,040
      4,780  HUDSON-THAMES LLC++                                                           5.26        04/04/2007             4,778
     26,391  HUDSON-THAMES LLC                                                             5.29        04/30/2007            26,283
    123,189  IBM CORPORATION SERIES MTN+/-                                                 5.35        06/28/2007           123,209
    228,780  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                 5.39        09/17/2007           228,780
     87,992  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                    5.32        04/24/2008            87,997
     21,118  K2 (USA) LLC+/-++                                                             5.30        07/16/2007            21,120
     35,197  K2 (USA) LLC+/-++                                                             5.33        09/28/2007            35,197
    351,970  KEEL CAPITAL INCORPORATED++                                                   5.30        04/12/2007           351,456
     10,707  KESTREL FUNDING US LLC                                                        5.29        05/21/2007            10,631
    113,714  KLIO III FUNDING CORPORATION++                                                5.31        04/24/2007           113,349
     43,996  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                      5.33        06/26/2007            43,998
    132,858  LIBERTY HARBOUR CDO II LIMITED++                                              5.30        04/27/2007           132,373
     12,319  LIBERTY HARBOUR CDO II LIMITED++                                              5.39        04/13/2007            12,299
     74,266  METLIFE GLOBAL FUNDING I+/-++                                                 5.43        10/05/2007            74,302
     87,992  MORGAN STANLEY+/-                                                             5.36        07/12/2007            87,992
    129,208  MORGAN STANLEY+/-                                                             5.48        07/27/2007           129,253
     87,992  MORGAN STANLEY+/-                                                             5.51        08/07/2007            87,992
    774,333  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $774,687)                 5.49        04/02/2007           774,333
     16,279  MORGAN STANLEY SERIES EXL+/-SS.                                               5.38        05/15/2008            16,280
     14,079  NATIONAL CITY BANK+/-                                                         5.46        09/04/2007            14,080
    100,892  NATIONWIDE BUILDING SOCIETY+/-++                                              5.48        07/20/2007           100,945
     65,695  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     5.32        05/09/2007            65,341
    175,985  NORTHERN ROCK PLC+/-++SS.                                                     5.34        05/05/2008           176,001

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    50,837  PARAGON MORTGAGES PLC SERIES 12A+/-++                                         5.30%       05/15/2007   $        50,837
     17,598  PICAROS FUNDING PLC++                                                         5.29        06/22/2007            17,391
    100,311  PREMIUM ASSET TRUST+/-++                                                      5.47        12/21/2007           100,452
     87,992  PREMIUM ASSET TRUST SERIES 06-B+/-++                                          5.37        12/16/2007            87,992
     66,874  PYXIS MASTER TRUST SERIES 2007-3+/-++                                         5.37        08/27/2007            66,874
     14,237  RACERS TRUST SERIES 2004-6-MM+/-++                                            5.34        09/24/2007            14,240
     44,246  REGENCY MARKETS #1 LLC++                                                      5.28        05/15/2007            43,969
    123,189  SAINT GERMAIN FUNDING                                                         5.31        04/19/2007           122,884
     80,953  SHIPROCK FINANCE SERIES 2007-4A+/-++                                          5.39        04/11/2008            80,953
     14,079  SKANDINAVISKA ENSKILDA BANKEN AB                                              5.26        08/20/2007            13,793
     70,394  SLM CORPORATION+/-++SS.                                                       5.32        05/12/2008            70,401
     66,733  STANFIELD VICTORIA FUNDING++                                                  5.31        04/25/2007            66,510
      7,039  STANFIELD VICTORIA FUNDING LLC++                                              5.27        04/16/2007             7,025
     62,531  TASMAN FUNDING INCORPORATED++                                                 5.29        04/04/2007            62,513
     20,347  TRAVELERS INSURANCE COMPANY+/-                                                5.39        02/08/2008            20,347
     87,992  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                            5.33        06/15/2007            87,999
     87,992  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                         5.34        05/08/2008            88,002
     10,559  VERSAILLES CDS LLC++                                                          5.33        04/16/2007            10,538
    175,985  VETRA FINANCE CORPORATION                                                     5.31        06/12/2007           174,167
     79,591  WHISTLEJACKET CAPITAL LIMITED                                                 5.30        04/23/2007            79,347
     21,118  WINDMILL FUNDING CORPORATION                                                  5.38        04/02/2007            21,118
     61,595  WORLD OMNI VEHICLE LEASING++                                                  5.30        04/18/2007            61,451
     35,197  WORLD OMNI VEHICLE LEASING++                                                  5.36        04/19/2007            35,111

                                                                                                                         10,782,083
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,066,341)                                                               11,066,341
                                                                                                                    ---------------
SHARES

SHORT-TERM INVESTMENTS - 2.92%
  4,852,808  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 4,852,808

TOTAL SHORT-TERM INVESTMENTS (COST $4,852,808)                                                                            4,852,808
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $161,404,883)*                        106.28%                                                                 $   176,504,602

OTHER ASSETS AND LIABILITIES, NET            (6.28)                                                                     (10,428,360)
                                                                                                                    ---------------
TOTAL NET ASSETS                            100.00%                                                                 $   166,076,242
                                            ======                                                                  ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,852,808.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.44%

APPAREL & ACCESSORY STORES - 2.38%
      841,600   KOHL'S CORPORATION<<+                                                                               $    64,474,976
                                                                                                                    ---------------

BIOPHARMACEUTICALS - 4.66%
    1,120,900   GENENTECH INCORPORATED+                                                                                  92,048,308
      571,640   GENZYME CORPORATION+                                                                                     34,309,833

                                                                                                                        126,358,141
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 5.93%
    1,484,800   FASTENAL COMPANY<<                                                                                       52,042,240
    1,078,417   HOME DEPOT INCORPORATED                                                                                  39,621,041
    2,195,000   LOWE'S COMPANIES INCORPORATED<<                                                                          69,120,550

                                                                                                                        160,783,831
                                                                                                                    ---------------
BUSINESS SERVICES - 26.86%
      847,400   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   41,014,160
    5,148,043   CISCO SYSTEMS INCORPORATED+                                                                             131,429,538
    5,690,570   EBAY INCORPORATED<<+                                                                                    188,642,396
    1,282,400   FIRST DATA CORPORATION                                                                                   34,496,560
      228,000   GOOGLE INCORPORATED CLASS A<<+                                                                          104,460,480
    7,116,198   MICROSOFT CORPORATION                                                                                   198,328,438
      949,090   YAHOO! INCORPORATED<<+                                                                                   29,697,026

                                                                                                                        728,068,598
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 2.65%
    1,287,900   AMGEN INCORPORATED<<+                                                                                    71,967,852
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 1.05%
    1,298,700   WESTERN UNION COMPANY<<                                                                                  28,506,465
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.38%
    1,335,800   LINEAR TECHNOLOGY CORPORATION<<                                                                          42,197,922
    4,140,800   NOKIA OYJ ADR                                                                                            94,907,136
    2,096,400   TEXAS INSTRUMENTS INCORPORATED<<                                                                         63,101,640

                                                                                                                        200,206,698
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 4.24%
    3,035,700   PAYCHEX INCORPORATED<<                                                                                  114,961,959
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 4.98%
    1,601,360   TARGET CORPORATION<<                                                                                     94,896,594
      854,600   WAL-MART STORES INCORPORATED<<                                                                           40,123,470

                                                                                                                        135,020,064
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.42%
    2,110,900   EMC CORPORATION<<+                                                                                       29,235,965
    3,317,770   INTEL CORPORATION                                                                                        63,468,940

                                                                                                                         92,704,905
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS - 3.89%
    1,568,566   AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                                         $   105,439,007
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 6.52%
    3,602,210   MEDTRONIC INCORPORATED                                                                                  176,724,423
                                                                                                                    ---------------
PERSONAL SERVICES - 1.82%
    1,367,350   CINTAS CORPORATION                                                                                       49,361,335
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 21.24%
    6,486,337   CHARLES SCHWAB CORPORATION                                                                              118,635,104
      926,800   FRANKLIN RESOURCES INCORPORATED                                                                         111,985,244
    1,298,140   GOLDMAN SACHS GROUP INCORPORATED                                                                        268,234,668
      815,800   LEGG MASON INCORPORATED<<                                                                                76,856,518

                                                                                                                        575,711,534
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 1.42%
      803,400   CH ROBINSON WORLDWIDE INCORPORATED                                                                       38,362,348
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,048,919,380)                                                                             2,668,652,136
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 12.81%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.33%
    8,920,262   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    8,920,262
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.48%
$     994,060   AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.37%       03/14/2008   $       994,189
    5,089,033   AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        08/16/2007         5,091,374
      966,447   ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.37        04/23/2007           963,490
    2,761,277   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                          5.30        04/25/2007         2,761,305
    2,761,277   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.39        10/25/2007         2,761,415
    2,761,277   BANCO SANTANDER TOTTA LOAN+/-++SS.                                         5.32        05/16/2008         2,761,553
    8,283,831   BANK OF AMERICA NA SERIES BKNT+/-                                          5.49        06/19/2007         8,284,494
    4,418,043   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                VALUE $4,420,064)                                                          5.49        04/02/2007         4,418,043
    6,074,809   BUCKINGHAM II CDO LLC                                                      5.32        04/26/2007         6,053,547
    1,325,413   CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        05/31/2007         1,314,028
    2,209,022   CAIRN HIGH GRADE FUNDING I LLC                                             5.30        06/07/2007         2,187,793
    2,209,022   CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/03/2007         2,199,059
    2,761,277   CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        05/23/2007         2,740,788
    1,104,511   CAIRN HIGH GRADE FUNDING I LLC                                             5.32        06/04/2007         1,094,382
    2,871,728   CAIRN HIGH GRADE FUNDING I LLC++                                           5.32        06/21/2007         2,838,301
    5,522,554   CEDAR SPRINGS CAPITAL COMPANY++                                            5.30        06/07/2007         5,469,482
    3,157,575   CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        05/16/2007         3,137,367
      263,647   CEDAR SPRINGS CAPITAL COMPANY                                              5.31        04/13/2007           263,225
    3,662,558   CEDAR SPRINGS CAPITAL COMPANY                                              5.31        05/21/2007         3,636,444
    2,098,570   CEDAR SPRINGS CAPITAL COMPANY++                                            5.31        06/14/2007         2,076,263
    1,513,953   CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/12/2007         1,498,314
      400,606   CEDAR SPRINGS CAPITAL COMPANY++                                            5.32        06/13/2007           396,408
      125,362   CHEYNE FINANCE LLC                                                         5.26        04/18/2007           125,070

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS S (CONTINUED)
$   1,104,511   CHEYNE FINANCE LLC                                                         5.31%       06/19/2007   $     1,091,975
      492,612   CHEYNE FINANCE LLC                                                         5.32        05/14/2007           489,602
    7,179,320   CHEYNE FINANCE LLC+/-++                                                    5.34        02/25/2008         7,177,238
    2,761,277   CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.33        07/16/2007         2,761,581
    1,104,511   CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007         1,105,207
    1,180,170   CIT GROUP INCORPORATED+/-                                                  5.57        09/20/2007         1,181,291
    1,217,723   CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007         1,219,209
   38,657,877   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $38,675,563)                5.49        04/02/2007        38,657,877
      552,255   COMERICA BANK+/-                                                           5.32        02/08/2008           550,046
    6,142,074   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                               5.38        04/10/2007         6,134,888
    2,485,149   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.30        04/12/2007         2,481,521
    3,313,532   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                 5.32        04/20/2007         3,304,851
    2,761,277   CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008         2,760,421
    5,522,554   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28        06/25/2007         5,522,443
    8,889,103   DEER VALLEY FUNDING LLC++                                                  5.29        04/19/2007         8,867,058
    4,141,915   DEER VALLEY FUNDING LLC++                                                  5.29        05/15/2007         4,115,987
    1,555,814   DEER VALLEY FUNDING LLC++                                                  5.31        04/11/2007         1,553,776
    1,656,766   DEER VALLEY FUNDING LLC                                                    5.34        05/07/2007         1,648,333
   34,207,784   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $34,223,434)             5.49        04/02/2007        34,207,784
    5,522,554   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.50        06/13/2007         5,523,327
      720,362   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.29        07/06/2007           710,421
    3,425,198   FOX TROT CDO LIMITED++                                                     5.31        04/24/2007         3,414,203
    1,380,086   GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007         1,380,542
    2,209,022   GEORGE STREET FINANCE LLC++                                                5.33        04/30/2007         2,200,009
    5,522,554   GREENWICH CAPITAL HOLDINGS                                                 5.44        04/03/2007         5,521,725
    2,761,277   HARRIER FINANCE FUNDING LLC+/-++                                           5.31        01/11/2008         2,761,194
      220,902   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                5.54        05/15/2007           220,920
      149,993   HUDSON-THAMES LLC++                                                        5.26        04/04/2007           149,949
      828,162   HUDSON-THAMES LLC                                                          5.29        04/30/2007           824,783
    3,865,788   IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007         3,866,406
    7,179,320   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         7,179,320
    2,761,277   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        04/24/2008         2,761,415
      662,706   K2 (USA) LLC+/-++                                                          5.30        07/16/2007           662,773
    1,104,511   K2 (USA) LLC+/-++                                                          5.33        09/28/2007         1,104,511
   11,045,108   KEEL CAPITAL INCORPORATED++                                                5.30        04/12/2007        11,028,982
      335,992   KESTREL FUNDING US LLC                                                     5.29        05/21/2007           333,597
    3,568,453   KLIO III FUNDING CORPORATION++                                             5.31        04/24/2007         3,556,999
    1,380,638   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007         1,380,680
    4,169,197   LIBERTY HARBOUR CDO II LIMITED++                                           5.30        04/27/2007         4,153,979
      386,579   LIBERTY HARBOUR CDO II LIMITED++                                           5.39        04/13/2007           385,960
    2,330,518   METLIFE GLOBAL FUNDING I+/-++                                              5.43        10/05/2007         2,331,660
    2,761,277   MORGAN STANLEY+/-                                                          5.36        07/12/2007         2,761,277
    4,054,659   MORGAN STANLEY+/-                                                          5.48        07/27/2007         4,056,078
    2,761,277   MORGAN STANLEY+/-                                                          5.51        08/07/2007         2,761,277
   24,299,237   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $24,310,354)           5.49        04/02/2007        24,299,237

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS S (CONTINUED)
$     510,836   MORGAN STANLEY SERIES EXL+/-SS.                                            5.38%       05/15/2008   $       510,867
      441,804   NATIONAL CITY BANK+/-                                                      5.46        09/04/2007           441,848
    3,166,080   NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007         3,167,727
    2,061,569   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.32        05/09/2007         2,050,458
    5,522,554   NORTHERN ROCK PLC+/-++SS.                                                  5.34        05/05/2008         5,523,051
    1,595,320   PARAGON MORTGAGES PLC SERIES 12A+/-++                                      5.30        04/15/2007         1,595,320
      552,255   PICAROS FUNDING PLC++                                                      5.29        06/22/2007           545,744
    3,147,856   PREMIUM ASSET TRUST+/-++                                                   5.47        12/21/2007         3,152,263
    2,761,277   PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37        12/16/2007         2,761,277
    2,098,570   PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        08/27/2007         2,098,570
      446,775   RACERS TRUST SERIES 2004-6-MM+/-++                                         5.34        09/24/2007           446,860
    1,388,481   REGENCY MARKETS #1 LLC++                                                   5.28        05/15/2007         1,379,789
    3,865,788   SAINT GERMAIN FUNDING                                                      5.31        04/19/2007         3,856,201
    2,540,375   SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008         2,540,375
      441,804   SKANDINAVISKA ENSKILDA BANKEN AB                                           5.26        08/20/2007           432,836
    2,209,022   SLM CORPORATION+/-++SS.                                                    5.32        05/12/2008         2,209,242
    2,094,152   STANFIELD VICTORIA FUNDING++                                               5.31        04/25/2007         2,087,137
      220,902   STANFIELD VICTORIA FUNDING LLC++                                           5.27        04/16/2007           220,452
    1,962,274   TASMAN FUNDING INCORPORATED++                                              5.29        04/04/2007         1,961,705
      638,518   TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           638,505
    2,761,277   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        06/15/2007         2,761,498
    2,761,277   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                      5.34        05/08/2008         2,761,581
      331,353   VERSAILLES CDS LLC++                                                       5.33        04/16/2007           330,677
    5,522,554   VETRA FINANCE CORPORATION                                                  5.31        06/12/2007         5,465,506
    2,497,630   WHISTLEJACKET CAPITAL LIMITED                                              5.30        04/23/2007         2,489,987
      662,706   WINDMILL FUNDING CORPORATION                                               5.38        04/02/2007           662,701
    1,932,894   WORLD OMNI VEHICLE LEASING++                                               5.30        04/18/2007         1,928,390
    1,104,511   WORLD OMNI VEHICLE LEASING++                                               5.36        04/19/2007         1,101,772

                                                                                                                        338,350,985
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $347,271,247)                                                             347,271,247
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 0.76%
$  20,693,392   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $    20,693,392

TOTAL SHORT-TERM INVESTMENTS (COST $20,693,392)                                                                          20,693,392
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,416,884,019)*                  112.01%                                                                     $ 3,036,616,775

OTHER ASSETS AND LIABILITIES, NET       (12.01)                                                                        (325,542,192)
                                        ------                                                                      ---------------
TOTAL NET ASSETS                        100.00%                                                                     $ 2,711,074,583
                                        ======                                                                      ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $20,693,392.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.68%

AGRICULTURAL PRODUCTION CROPS - 0.25%
         26,712    DELTA & PINE LAND COMPANY                                                                        $      1,100,534
                                                                                                                    ----------------
AMUSEMENT & RECREATION SERVICES - 0.50%
         20,193    MULTIMEDIA GAMES INCORPORATED<<+                                                                          240,297
         43,644    PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                  1,268,731
         17,452    WMS INDUSTRIES INCORPORATED+                                                                              684,816

                                                                                                                           2,193,844
                                                                                                                    ----------------
APPAREL & ACCESSORY STORES - 1.28%
         10,618    ASHWORTH INCORPORATED+                                                                                     80,378
         17,061    CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                              951,321
         27,226    CHRISTOPHER & BANKS CORPORATION                                                                           530,090
         33,716    DRESS BARN INCORPORATED<<+                                                                                701,630
         30,637    FINISH LINE INCORPORATED CLASS A                                                                          386,026
         32,321    HOT TOPIC INCORPORATED<<+                                                                                 358,763
         13,175    JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                    465,736
         31,946    STAGE STORES INCORPORATED                                                                                 744,661
         23,050    THE CATO CORPORATION CLASS A                                                                              539,140
         23,378    TWEEN BRANDS INCORPORATED<<+                                                                              835,062

                                                                                                                           5,592,807
                                                                                                                    ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.72%
         23,126    GYMBOREE CORPORATION+                                                                                     926,659
         18,400    KELLWOOD COMPANY                                                                                          539,672
         89,316    QUIKSILVER INCORPORATED<<+                                                                              1,036,066
         19,939    SKECHERS U.S.A. INCORPORATED CLASS A+                                                                     669,352

                                                                                                                           3,171,749
                                                                                                                    ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.21%
         13,642    MARINEMAX INCORPORATED<<+                                                                                 316,222
         21,985    SONIC AUTOMOTIVE INCORPORATED                                                                             626,573

                                                                                                                             942,795
                                                                                                                    ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.10%
         12,024    CENTRAL PARKING CORPORATION                                                                               266,692
          8,632    MIDAS INCORPORATED+                                                                                       186,192

                                                                                                                             452,884
                                                                                                                    ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.82%
          8,857    M I HOMES INCORPORATED                                                                                    235,153
          3,529    NVR INCORPORATED<<+                                                                                     2,346,785
         47,340    STANDARD-PACIFIC CORPORATION<<                                                                            987,986

                                                                                                                           3,569,924
                                                                                                                    ----------------
BUSINESS SERVICES - 8.84%
         35,648    AARON RENTS INCORPORATED                                                                                  942,533
         31,859    ABM INDUSTRIES INCORPORATED<<                                                                             840,759
         17,776    ADMINISTAFF INCORPORATED                                                                                  625,715

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES - 8.84%
         35,652    ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                  $        955,830
         17,692    ALTIRIS INCORPORATED+                                                                                     582,244
         25,356    AMN HEALTHCARE SERVICES INCORPORATED+                                                                     573,553
         28,328    ANSYS INCORPORATED+                                                                                     1,438,213
         21,748    ARBITRON INCORPORATED                                                                                   1,021,069
          8,346    BANKRATE INCORPORATED<<+                                                                                  294,113
         32,418    BLACKBAUD INCORPORATED                                                                                    791,648
         10,579    BLUE COAT SYSTEMS INCORPORATED<<+                                                                         388,567
         39,452    BRADY CORPORATION CLASS A                                                                               1,230,902
         19,151    BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                            722,950
         22,498    CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                              1,054,256
         19,769    CAPTARIS INCORPORATED+                                                                                    114,463
         14,810    CARREKER CORPORATION+                                                                                     118,776
         39,519    CIBER INCORPORATED+                                                                                       311,015
         32,517    COGNEX CORPORATION                                                                                        704,643
         20,439    CONCUR TECHNOLOGIES INCORPORATED<<+                                                                       356,865
         32,015    DENDRITE INTERNATIONAL INCORPORATED+                                                                      501,355
         34,501    EFUNDS CORPORATION+                                                                                       919,797
         42,285    EPICOR SOFTWARE CORPORATION+                                                                              588,184
         27,581    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                   1,733,466
         16,905    GERBER SCIENTIFIC INCORPORATED+                                                                           179,362
         18,416    GEVITY HR INCORPORATED<<                                                                                  363,532
         20,199    HEALTHCARE SERVICES GROUP                                                                                 578,687
         12,819    HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                          621,081
         43,133    HYPERION SOLUTIONS CORPORATION+                                                                         2,235,583
         23,013    INFOSPACE INCORPORATED+                                                                                   590,744
         21,447    JDA SOFTWARE GROUP INCORPORATED+                                                                          322,348
         32,598    KEANE INCORPORATED+                                                                                       442,681
         23,156    KRONOS INCORPORATED+                                                                                    1,238,846
         37,069    LABOR READY INCORPORATED<<+                                                                               703,940
         13,744    LOJACK CORPORATION+                                                                                       260,861
         19,924    MANHATTAN ASSOCIATES INCORPORATED<<+                                                                      546,515
         15,786    MAPINFO CORPORATION+                                                                                      317,772
         20,497    MIVA INCORPORATED+                                                                                         78,708
         32,908    NAPSTER INCORPORATED+                                                                                     136,239
         14,619    NEOWARE INCORPORATED<<+                                                                                   147,213
         18,479    NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                179,246
         24,110    ON ASSIGNMENT INCORPORATED+                                                                               299,205
         16,326    PCTEL INCORPORATED+                                                                                       166,035
         18,759    PHOENIX TECHNOLOGIES LIMITED+                                                                             117,244
         11,694    PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                             522,137
         29,828    PROGRESS SOFTWARE CORPORATION+                                                                            930,634
         12,428    QUALITY SYSTEMS INCORPORATED<<                                                                            497,120
         19,007    RADIANT SYSTEMS INCORPORATED+                                                                             247,661
         16,052    RADISYS CORPORATION+                                                                                      262,290
         47,175    SECURE COMPUTING CORPORATION+                                                                             363,248
         41,377    SPHERION CORPORATION+                                                                                     364,945
         14,489    SPSS INCORPORATED+                                                                                        523,053

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
          8,275    STARTEK INCORPORATED                                                                             $         81,012
         21,679    SYKES ENTERPRISES INCORPORATED+                                                                           395,425
         53,331    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                           1,074,086
         23,026    TALX CORPORATION                                                                                          762,851
         47,973    THQ INCORPORATED<<+                                                                                     1,640,197
         18,669    TRADESTATION GROUP INCORPORATED+                                                                          235,043
         48,488    UNITED ONLINE INCORPORATED                                                                                680,287
          7,091    VERTRUE INCORPORATED+                                                                                     341,148
         15,545    VIAD CORPORATION                                                                                          600,037
          9,443    VOLT INFORMATION SCIENCE INCORPORATED<<+                                                                  247,312
         32,184    WEBEX COMMUNICATIONS INCORPORATED+                                                                      1,829,982
         32,777    WEBSENSE INCORPORATED<<+                                                                                  753,543

                                                                                                                          38,688,769
                                                                                                                    ----------------
CHEMICALS & ALLIED PRODUCTS - 4.03%
         24,625    ALPHARMA INCORPORATED CLASS A                                                                             592,970
         17,724    ARCH CHEMICALS INCORPORATED                                                                               553,343
         20,699    ARQULE INCORPORATED+                                                                                      154,415
         12,013    BRADLEY PHARMACEUTICALS INCORPORATED<<+                                                                   230,529
         19,565    CAMBREX CORPORATION                                                                                       481,299
         13,654    CHATTEM INCORPORATED<<+                                                                                   804,767
         17,558    DIGENE CORPORATION<<+                                                                                     744,635
         25,025    GEORGIA GULF CORPORATION<<                                                                                405,655
         44,288    HB FULLER COMPANY                                                                                       1,207,734
         22,771    IDEXX LABORATORIES INCORPORATED+                                                                        1,995,423
         50,333    IMMUCOR INCORPORATED<<+                                                                                 1,481,300
         18,298    MACDERMID INCORPORATED                                                                                    638,051
         11,584    MANNATECH INCORPORATED<<                                                                                  186,039
         58,144    MGI PHARMA INCORPORATED+                                                                                1,306,496
         41,291    NBTY INCORPORATED<<+                                                                                    2,190,075
         18,106    NOVEN PHARMACEUTICALS INCORPORATED+                                                                       420,059
         21,756    OM GROUP INCORPORATED+                                                                                    972,058
         30,721    OMNOVA SOLUTIONS INCORPORATED+                                                                            167,737
         19,999    PAREXEL INTERNATIONAL CORPORATION+                                                                        719,364
          6,548    PENFORD CORPORATION                                                                                       131,877
         67,892    POLYONE CORPORATION+                                                                                      414,141
          7,328    QUAKER CHEMICAL CORPORATION                                                                               174,480
         21,604    SCIELE PHARMA INCORPORATED<<+                                                                             511,583
         11,433    SURMODICS INCORPORATED<<+                                                                                 411,588
         30,163    TRONOX INCORPORATED CLASS B                                                                               421,679
          6,697    USANA HEALTH SCIENCES INCORPORATED<<+                                                                     313,888

                                                                                                                          17,631,185
                                                                                                                    ----------------
COAL MINING - 0.55%
         59,285    MASSEY ENERGY COMPANY                                                                                   1,422,247
         13,742    PENN VIRGINIA CORPORATION                                                                               1,008,663

                                                                                                                           2,430,910
                                                                                                                    ----------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS - 1.31%
         23,033    ANIXTER INTERNATIONAL INCORPORATED<<+                                                            $      1,518,796
         13,270    AUDIOVOX CORPORATION CLASS A+                                                                             195,467
         37,089    BRIGHTPOINT INCORPORATED+                                                                                 424,300
         14,755    CT COMMUNICATIONS INCORPORATED                                                                            355,596
         32,720    GENERAL COMMUNICATION INCORPORATED CLASS A+                                                               458,080
         35,811    J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                  992,681
         47,924    LIVE NATION INCORPORATED<<+                                                                             1,057,203
         21,916    NOVATEL WIRELESS INCORPORATED+                                                                            351,533
         56,305    RADIO ONE INCORPORATED CLASS D+                                                                           363,730

                                                                                                                           5,717,386
                                                                                                                    ----------------
COMPUTERS-INTERGRATED SYSTEMS - 0.12%
         22,554    AGILYSYS INCORPORATED                                                                                     506,788
                                                                                                                    ----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.63%
         19,482    CHEMED CORPORATION                                                                                        953,839
         23,284    EMCOR GROUP INCORPORATED+                                                                               1,373,290
         19,926    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                             414,262

                                                                                                                           2,741,391
                                                                                                                    ----------------
DEPOSITORY INSTITUTIONS - 7.31%
         13,277    ANCHOR BANCORP WISCONSIN INCORPORATED                                                                     376,403
         44,102    BANK MUTUAL CORPORATION                                                                                   501,443
         33,510    BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                 367,270
         23,368    BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                495,635
         26,872    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          750,266
         45,022    BROOKLINE BANCORP INCORPORATED                                                                            570,429
         20,692    CASCADE BANCORP<<                                                                                         536,750
         22,473    CENTRAL PACIFIC FINANCIAL CORPORATION                                                                     821,838
         33,112    CHITTENDEN CORPORATION<<                                                                                  999,644
         21,888    COMMUNITY BANK SYSTEM INCORPORATED                                                                        457,897
         24,268    CORUS BANKSHARES INCORPORATED<<                                                                           414,012
         20,072    DIME COMMUNITY BANCSHARES                                                                                 265,553
         14,258    DOWNEY FINANCIAL CORPORATION<<                                                                            920,211
         44,982    EAST WEST BANCORP INCORPORATED                                                                          1,653,988
         60,883    FIRST BANCORP PUERTO RICO                                                                                 807,309
         45,960    FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                540,030
         23,449    FIRST FINANCIAL BANCORP                                                                                   354,314
          9,421    FIRST INDIANA CORPORATION                                                                                 205,849
         36,511    FIRST MIDWEST BANCORP INCORPORATED                                                                      1,341,779
         22,596    FIRST REPUBLIC BANK                                                                                     1,213,405
         12,118    FIRSTFED FINANCIAL CORPORATION<<+                                                                         688,666
         28,383    FLAGSTAR BANCORP INCORPORATED                                                                             339,177
         17,230    FRANKLIN BANK CORPORATION+                                                                                307,900
         38,464    GLACIER BANCORP INCORPORATED                                                                              924,675
         30,219    HANMI FINANCIAL CORPORATION                                                                               575,974
         14,886    INDEPENDENT BANK CORPORATION                                                                              303,228
         13,733    IRWIN FINANCIAL CORPORATION                                                                               255,983
         17,711    JPMORGAN CHASE & COMPANY                                                                                  209,875

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         20,467    MAF BANCORP INCORPORATED                                                                         $        846,106
         15,328    NARA BANK NATIONAL ASSOCIATION                                                                            268,393
         13,532    PRIVATEBANCORP INCORPORATED<<                                                                             494,730
         25,166    PROSPERITY BANCSHARES INCORPORATED<<                                                                      874,267
         23,556    PROVIDENT BANKSHARES CORPORATION                                                                          774,050
         54,498    SOUTH FINANCIAL GROUP INCORPORATED                                                                      1,347,191
         13,684    STERLING BANCORPORATION (NEW YORK)                                                                        247,680
         52,700    STERLING BANCSHARES INCORPORATED (TEXAS)                                                                  589,186
         37,312    STERLING FINANCIAL CORPORATION                                                                          1,163,761
         38,104    SUSQUEHANNA BANCSHARES INCORPORATED                                                                       883,632
         54,796    TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                524,946
         72,848    UCBH HOLDINGS INCORPORATED                                                                              1,356,430
         42,530    UMPQUA HOLDINGS CORPORATION                                                                             1,138,528
         26,672    UNITED BANKSHARES INCORPORATED                                                                            934,320
         26,426    UNITED COMMUNITY BANKS INCORPORATED<<                                                                     866,509
         48,245    WHITNEY HOLDING CORPORATION                                                                             1,475,332
         11,305    WILSHIRE BANCORP INCORPORATED                                                                             185,402
         18,289    WINTRUST FINANCIAL CORPORATION                                                                            815,872

                                                                                                                          31,985,838
                                                                                                                    ----------------
DURABLE GOODS - CONSUMER - 0.04%
         13,410    STURM, RUGER & COMPANY INCORPORATED                                                                       180,365
                                                                                                                    ----------------
EATING & DRINKING PLACES - 2.39%
         13,990    CALIFORNIA PIZZA KITCHEN INCORPORATED<<+                                                                  460,131
         24,344    CEC ENTERTAINMENT INCORPORATED+                                                                         1,011,250
         50,925    CKE RESTAURANTS INCORPORATED                                                                              960,446
         11,506    IHOP CORPORATION                                                                                          674,827
         24,986    JACK IN THE BOX INCORPORATED+                                                                           1,727,282
         12,401    LANDRY'S RESTAURANTS INCORPORATED                                                                         367,070
         17,073    O'CHARLEYS INCORPORATED+                                                                                  329,338
         18,645    P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                 780,853
         16,411    PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                    482,483
         22,283    RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                              670,495
         12,149    RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                 471,624
         12,737    RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                    259,325
         49,737    SONIC CORPORATION+                                                                                      1,108,140
         20,628    STEAK N SHAKE COMPANY+                                                                                    345,932
         47,409    TRIARC COMPANIES INCORPORATED CLASS B                                                                     814,961

                                                                                                                          10,464,157
                                                                                                                    ----------------
EDUCATIONAL SERVICES - 0.09%
         16,905    UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                             390,167
                                                                                                                    ----------------
ELECTRIC, GAS & SANITARY SERVICES - 5.39%
         22,265    ALLETE INCORPORATED                                                                                     1,037,994
         12,459    AMERICAN STATES WATER COMPANY                                                                             459,363
         64,776    ATMOS ENERGY CORPORATION                                                                                2,026,193
         38,521    AVISTA CORPORATION                                                                                        933,364

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
          8,415    CASCADE NATURAL GAS CORPORATION                                                                  $        221,735
          7,405    CENTRAL VERMONT PUBLIC SERVICE                                                                            213,412
          9,912    CH ENERGY GROUP INCORPORATED                                                                              482,615
         42,171    CLECO CORPORATION                                                                                       1,089,277
         33,739    EL PASO ELECTRIC COMPANY+                                                                                 889,023
         52,425    ENERGEN CORPORATION<<                                                                                   2,667,908
          3,871    GREEN MOUNTAIN POWER CORPORATION                                                                          134,982
         15,771    LACLEDE GROUP INCORPORATED                                                                                490,163
         20,354    NEW JERSEY RESOURCES                                                                                    1,018,718
         19,932    NORTHWEST NATURAL GAS COMPANY                                                                             910,294
         54,554    PIEDMONT NATURAL GAS COMPANY<<                                                                          1,439,135
         21,337    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                      811,873
         78,830    SOUTHERN UNION COMPANY                                                                                  2,395,634
         30,712    SOUTHWEST GAS CORPORATION                                                                               1,193,775
         77,548    UGI CORPORATION                                                                                         2,071,307
         18,324    UIL HOLDINGS CORPORATION                                                                                  635,843
         25,782    UNISOURCE ENERGY CORPORATION                                                                              968,114
         49,998    WASTE CONNECTIONS INCORPORATED+                                                                         1,496,940

                                                                                                                          23,587,662
                                                                                                                    ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.99%
         19,049    ACTEL CORPORATION+                                                                                        314,689
         31,725    ACUITY BRANDS INCORPORATED                                                                              1,727,109
         86,544    ADAPTEC INCORPORATED+                                                                                     334,925
         25,943    ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                  545,841
         53,853    AEROFLEX INCORPORATED+                                                                                    708,167
         16,620    AO SMITH CORPORATION<<                                                                                    635,216
          8,876    APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                    159,147
         25,769    ATMI INCORPORATED+                                                                                        787,758
         30,107    BALDOR ELECTRIC COMPANY                                                                                 1,136,238
          8,667    BEL FUSE INCORPORATED CLASS B                                                                             335,500
         52,640    BENCHMARK ELECTRONICS INCORPORATED<<+                                                                   1,087,542
         18,755    C&D TECHNOLOGIES INCORPORATED<<                                                                            94,338
         35,694    C-COR INCORPORATED+                                                                                       494,719
          7,280    CATAPULT COMMUNICATIONS CORPORATION+                                                                       70,907
         19,848    CERADYNE INCORPORATED<<+                                                                                1,086,480
         28,712    CHECKPOINT SYSTEMS INCORPORATED+                                                                          679,326
         16,931    COMTECH TELECOMMUNICATIONS CORPORATION+                                                                   655,738
         26,184    CTS CORPORATION                                                                                           361,863
         11,333    CUBIC CORPORATION                                                                                         245,246
         27,262    CYMER INCORPORATED<<+                                                                                   1,132,736
         14,660    DIODES INCORPORATED<<+                                                                                    510,901
         13,965    DIONEX CORPORATION+                                                                                       951,156
         24,118    DITECH NETWORKS INCORPORATED+                                                                             195,838
         21,244    DSP GROUP INCORPORATED+                                                                                   403,636
         21,322    ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                               410,235
         26,564    EXAR CORPORATION+                                                                                         351,707
         16,171    GREATBATCH INCORPORATED+                                                                                  412,361

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         54,614    HARMONIC INCORPORATED+                                                                           $        536,309
         19,003    HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                     443,720
         15,634    INTER-TEL INCORPORATED                                                                                    369,588
         16,444    LITTELFUSE INCORPORATED+                                                                                  667,626
         21,820    MAGNETEK INCORPORATED+                                                                                    109,973
         16,257    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    225,485
         26,735    METHODE ELECTRONICS INCORPORATED                                                                          394,876
         55,142    MICROSEMI CORPORATION<<                                                                                 1,147,505
         31,035    MOOG INCORPORATED CLASS A+                                                                              1,292,587
          3,445    NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                   212,350
         14,767    PARK ELECTROCHEMICAL CORPORATION                                                                          400,481
         19,205    PERICOM SEMICONDUCTOR+                                                                                    187,825
         30,563    PHOTRONICS INCORPORATED<<+                                                                                475,255
         33,844    PLEXUS CORPORATION                                                                                        580,425
         22,790    REGAL-BELOIT CORPORATION                                                                                1,057,000
         12,908    ROGERS CORPORATION+                                                                                       572,470
        119,352    SKYWORKS SOLUTIONS INCORPORATED+                                                                          686,274
         16,540    STANDARD MICROSYSTEMS CORPORATION+                                                                        505,132
         10,086    SUPERTEX INCORPORATED<<+                                                                                  334,956
         33,973    SYMMETRICOM INCORPORATED+                                                                                 281,976
         19,054    SYNAPTICS INCORPORATED+                                                                                   487,401
         29,801    TECHNITROL INCORPORATED                                                                                   780,488
          9,687    TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                    121,669
         40,116    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                 2,141,392
         18,010    VIASAT INCORPORATED+                                                                                      593,790
         14,285    VICOR CORPORATION                                                                                         143,136

                                                                                                                          30,579,008
                                                                                                                    ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.41%
          9,509    CDI CORPORATION                                                                                           275,000
         15,879    MAXMUS INCORPORATED                                                                                       547,508
         13,469    PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                                 350,194
         47,995    REGENERON PHARMACEUTICAL INCORPORATED+                                                                  1,037,652
         42,388    TETRA TECH INCORPORATED+                                                                                  807,915
         38,396    URS CORPORATION+                                                                                        1,635,286
         30,983    WATSON WYATT & COMPANY HOLDINGS                                                                         1,507,323

                                                                                                                           6,160,878
                                                                                                                    ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.81%
         25,365    APTARGROUP INCORPORATED                                                                                 1,697,679
         19,207    GRIFFON CORPORATION<<+                                                                                    475,373
          9,291    MATERIAL SCIENCES CORPORATION+                                                                             92,724
         26,252    MOBILE MINI INCORPORATED<<+                                                                               703,029
         14,746    NCI BUILDING SYSTEMS INCORPORATED<<+                                                                      703,974
         59,058    SHAW GROUP INCORPORATED+                                                                                1,846,744
         26,900    SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                829,596
         12,574    VALMONT INDUSTRIES INCORPORATED                                                                           727,154
         21,699    WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                   825,213

                                                                                                                           7,901,486
                                                                                                                    ----------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FINANCE COMPANIES - 0.02%
         19,442    REWARDS NETWORK INCORPORATED+                                                                    $        103,043
                                                                                                                    ----------------
FOOD & KINDRED PRODUCTS - 1.51%
         54,417    CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                1,936,701
         37,819    FLOWERS FOODS INCORPORATED<<                                                                            1,140,999
         10,033    J & J SNACK FOODS CORPORATION                                                                             396,203
         22,576    LANCE INCORPORATED                                                                                        456,938
         10,120    PEET'S COFFEE & TEA INCORPORATED+                                                                         279,514
         19,605    RALCORP HOLDINGS INCORPORATED+                                                                          1,260,602
         11,617    SANDERSON FARMS INCORPORATED<<                                                                            430,526
         22,817    TREEHOUSE FOODS INCORPORATED+                                                                             695,234

                                                                                                                           6,596,717
                                                                                                                    ----------------
FOOD STORES - 0.42%
         14,267    GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<                                                       473,379
         23,247    PANERA BREAD COMPANY<<+                                                                                 1,372,968

                                                                                                                           1,846,347
                                                                                                                    ----------------
FOOTWEAR - 0.39%
         24,541    CROCS INCORPORATED<<+                                                                                   1,159,562
          7,992    DECKERS OUTDOOR CORPORATION<<+                                                                            567,592

                                                                                                                           1,727,154
                                                                                                                    ----------------
FURNITURE & FIXTURES - 0.47%
          8,638    BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                 127,151
         23,209    ETHAN ALLEN INTERIORS INCORPORATED                                                                        820,206
         37,568    LA-Z-BOY INCORPORATED<<                                                                                   465,092
         36,544    SELECT COMFORT CORPORATION<<+                                                                             650,483

                                                                                                                           2,062,932
                                                                                                                    ----------------
GENERAL MERCHANDISE STORES - 0.38%
         36,948    CASEY'S GENERAL STORES INCORPORATED                                                                       924,069
         29,264    FRED'S INCORPORATED                                                                                       430,181
         19,752    STEIN MART INCORPORATED                                                                                   322,353

                                                                                                                           1,676,603
                                                                                                                    ----------------
HEALTH SERVICES - 3.12%
         18,887    AMEDISYS INCORPORATED<<+                                                                                  612,505
         21,969    AMSURG CORPORATION+                                                                                       538,021
         15,914    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                    290,112
         16,446    CRYOLIFE INCORPORATED+                                                                                    138,311
         22,781    ENZO BIOCHEM INCORPORATED<<+                                                                              343,537
         14,462    GENESIS HEALTHCARE CORPORATION+                                                                           912,697
         19,959    GENTIVA HEALTH SERVICES INCORPORATED+                                                                     402,573
         25,537    HEALTHWAYS INCORPORATED<<+                                                                              1,193,855
         49,467    HOOPER HOLMES INCORPORATED                                                                                221,117
         22,038    INVENTIV HEALTH INCORPORATED+                                                                             843,835
         14,546    LCA-VISION INCORPORATED<<                                                                                 599,129
         15,680    MATRIA HEALTHCARE INCORPORATED<<+                                                                         413,325

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (CONTINUED)
         23,016    NAUTILUS GROUP INCORPORATED<<                                                                    $        355,137
         24,638    ODYSSEY HEALTHCARE INCORPORATED+                                                                          323,497
         19,348    OPTION CARE INCORPORATED                                                                                  257,328
         35,467    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                   2,023,747
         12,579    REHABCARE GROUP INCORPORATED+                                                                             199,629
         40,773    SIERRA HEALTH SERVICES INCORPORATED<<+                                                                  1,678,624
         32,758    SUNRISE SENIOR LIVING INCORPORATED+                                                                     1,294,596
         32,741    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                    1,008,750

                                                                                                                          13,650,325
                                                                                                                    ----------------
HOLDING & OTHER INVESTMENT OFFICES - 3.35%
          9,604    4KIDS ENTERTAINMENT INCORPORATED+                                                                         181,708
         23,498    ACADIA REALTY TRUST<<                                                                                     612,593
         33,834    COLONIAL PROPERTIES TRUST<<                                                                             1,545,199
         17,334    EASTGROUP PROPERTIES INCORPORATED                                                                         884,554
         19,349    ENTERTAINMENT PROPERTIES TRUST                                                                          1,165,777
         17,701    ESSEX PROPERTY TRUST INCORPORATED                                                                       2,291,925
         47,606    INLAND REAL ESTATE CORPORATION                                                                            873,094
         23,912    KILROY REALTY CORPORATION                                                                               1,763,510
         15,180    LTC PROPERTIES INCORPORATED                                                                               393,314
         35,976    MEDICAL PROPERTIES TRUST INCORPORATED                                                                     528,487
         18,525    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                        1,042,217
         47,733    NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                               1,154,661
         10,881    PARKWAY PROPERTIES INCORPORATED                                                                           568,532
         11,692    PS BUSINESS PARKS INCORPORATED                                                                            824,520
         14,993    SOVRAN SELF STORAGE INCORPORATED                                                                          830,762

                                                                                                                          14,660,853
                                                                                                                    ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.42%
         22,236    BELL MICROPRODUCTS INCORPORATED+                                                                          142,310
         16,149    COST PLUS INCORPORATED<<+                                                                                 161,490
         21,574    GUITAR CENTER INCORPORATED<<+                                                                             973,419
         16,591    HAVERTY FURNITURE COMPANIES INCORPORATED                                                                  232,274
         21,799    TUESDAY MORNING CORPORATION                                                                               323,497

                                                                                                                           1,832,990
                                                                                                                    ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.13%
         15,613    MARCUS CORPORATION                                                                                        363,158
          7,666    MONARCH CASINO & RESORT INCORPORATED+                                                                     199,316

                                                                                                                             562,474
                                                                                                                    ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.06%
         15,024    A.S.V. INCORPORATED<<+                                                                                    229,266
         13,771    ASTEC INDUSTRIES INCORPORATED+                                                                            554,283
         74,078    AXCELIS TECHNOLOGIES INCORPORATED+                                                                        565,956
         12,693    BLACK BOX CORPORATION                                                                                     463,802
         36,129    BRIGGS & STRATTON CORPORATION<<                                                                         1,114,580
         55,342    BROOKS AUTOMATION INCORPORATED<<+                                                                         949,115

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
          7,729    CASCADE CORPORATION                                                                              $        462,271
         17,715    DRIL-QUIP INCORPORATED+                                                                                   766,705
         15,600    ENPRO INDUSTRIES INCORPORATED+                                                                            562,380
         38,630    GARDNER DENVER INCORPORATED+                                                                            1,346,256
         36,798    GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                      717,561
         13,302    HYDRIL COMPANY+                                                                                         1,280,184
         39,361    IDEX CORPORATION                                                                                        2,002,688
         15,467    INTEVAC INCORPORATED+                                                                                     407,865
         20,586    KAYDON CORPORATION                                                                                        876,140
         22,785    KOMAG INCORPORATED<<+                                                                                     745,753
         42,054    KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                  389,000
         41,974    LENNOX INTERNATIONAL INCORPORATED                                                                       1,498,472
          8,504    LINDSAY MANUFACTURING COMPANY<<                                                                           270,342
         10,927    LUFKIN INDUSTRIES INCORPORATED                                                                            613,879
         45,442    MANITOWOC COMPANY INCORPORATED                                                                          2,886,930
         29,700    MICROS SYSTEMS INCORPORATED<<+                                                                          1,603,503
         25,101    NETGEAR INCORPORATED+                                                                                     716,132
         30,350    PAXAR CORPORATION+                                                                                        871,045
         12,674    PLANAR SYSTEMS INCORPORATED+                                                                              109,884
         12,448    ROBBINS & MYERS INCORPORATED                                                                              464,186
         18,812    SCANSOURCE INCORPORATED+                                                                                  504,914
         29,472    TORO COMPANY                                                                                            1,510,145
         16,997    ULTRATECH INCORPORATED+                                                                                   231,329
         17,922    WATSCO INCORPORATED<<                                                                                     915,277
         21,542    WOODWARD GOVERNOR COMPANY                                                                                 886,884

                                                                                                                          26,516,727
                                                                                                                    ----------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.30%
         26,449    HILB, ROGAL & HAMILTON COMPANY                                                                          1,297,323
                                                                                                                    ----------------
INSURANCE CARRIERS - 3.26%
         38,256    AMERIGROUP CORPORATION<<+                                                                               1,162,982
         31,716    CENTENE CORPORATION+                                                                                      665,719
         31,628    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                             1,272,394
         49,538    FREMONT GENERAL CORPORATION<<                                                                             343,298
         21,833    HEALTHEXTRAS INCORPORATED+                                                                                628,354
         14,255    INFINITY PROPERTY & CASUALTY CORPORATION                                                                  667,989
         12,800    LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                                946,048
         41,969    PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                          1,846,216
         15,731    PRESIDENTIAL LIFE CORPORATION                                                                             310,215
         24,338    PROASSURANCE CORPORATION+                                                                               1,244,889
         14,618    RLI CORPORATION                                                                                           802,967
         10,478    SAFETY INSURANCE GROUP INCORPORATED                                                                       420,377
          7,342    SCPIE HOLDINGS INCORPORATED+                                                                              166,663
         41,681    SELECTIVE INSURANCE GROUP INCORPORATED                                                                  1,061,198
         13,332    STEWART INFORMATION SERVICES CORPORATION                                                                  557,144
          8,928    TRIAD GUARANTY INCORPORATED+                                                                              369,708

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
         15,368    UNITED FIRE & CASUALTY COMPANY                                                                   $        539,878
         27,080    ZENITH NATIONAL INSURANCE CORPORATION                                                                   1,280,072

                                                                                                                          14,286,111
                                                                                                                    ----------------
LEATHER & LEATHER PRODUCTS - 0.48%
         21,013    BROWN SHOE COMPANY INCORPORATED                                                                           882,546
         16,438    GENESCO INCORPORATED<<+                                                                                   682,670
         19,487    K-SWISS INCORPORATED                                                                                      526,539

                                                                                                                           2,091,755
                                                                                                                    ----------------
LEGAL SERVICES - 0.07%
          6,574    PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                    329,423
                                                                                                                    ----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.42%
         56,014    CHAMPION ENTERPRISES INCORPORATED<<+                                                                      492,923
         11,495    COACHMEN INDUSTRIES INCORPORATED                                                                          121,042
          7,465    DELTIC TIMBER CORPORATION                                                                                 358,021
          4,970    SKYLINE CORPORATION+                                                                                      167,688
         13,811    UNIVERSAL FOREST PRODUCTS                                                                                 684,335

                                                                                                                           1,824,009
                                                                                                                    ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.82%
         52,588    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                       1,113,288
         10,207    ANALOGIC CORPORATION                                                                                      641,816
         22,097    ARMOR HOLDINGS INCORPORATED+                                                                            1,487,791
         20,060    ARTHROCARE CORPORATION<<+                                                                                 722,962
         17,314    BIOLASE TECHNOLOGY INCORPORATED<<                                                                         168,465
         11,681    BIOSITE INCORPORATED+                                                                                     980,854
         22,855    COHERENT INCORPORATED+                                                                                    725,418
         16,614    COHU INCORPORATED                                                                                         312,343
         20,495    CONMED CORPORATION<<+                                                                                     599,069
         32,895    COOPER COMPANIES INCORPORATED                                                                           1,599,355
         16,170    CYBERONICS INCORPORATED<<+                                                                                303,673
          9,259    DATASCOPE CORPORATION                                                                                     335,083
         17,141    DJ ORTHOPEDICS INCORPORATED+                                                                              649,644
         12,025    EDO CORPORATION<<                                                                                         315,055
         18,700    ESTERLINE TECHNOLOGIES CORPORATION+                                                                       768,009
         19,026    FEI COMPANY<<+                                                                                            686,078
         47,923    FLIR SYSTEMS INCORPORATED<<+                                                                            1,709,413
         33,052    FOSSIL INCORPORATED<<+                                                                                    874,886
         19,319    HAEMONETICS CORPORATION+                                                                                  903,163
         38,929    HOLOGIC INCORPORATED<<+                                                                                 2,243,868
         10,704    ICU MEDICAL INCORPORATED+                                                                                 419,597
         51,413    INPUT OUTPUT INCORPORATED<<+                                                                              708,471
         14,419    INTEGRA LIFESCIENCES HOLDINGS<<+                                                                          657,218
         23,383    INVACARE CORPORATION                                                                                      407,800
         18,829    ITRON INCORPORATED<<+                                                                                   1,224,638
         10,293    KEITHLEY INSTRUMENTS INCORPORATED                                                                         157,380

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
          8,659    KENSEY NASH CORPORATION+                                                                         $        264,100
         49,639    KOPIN CORPORATION+                                                                                        167,780
         31,064    MENTOR CORPORATION                                                                                      1,428,944
         15,763    MERIDIAN DIAGNOSTICS INCORPORATED                                                                         437,581
         20,061    MERIT MEDICAL SYSTEMS INCORPORATED+                                                                       251,766
         27,136    MKS INSTRUMENTS INCORPORATED+                                                                             692,511
         13,361    MTS SYSTEMS CORPORATION<<                                                                                 518,941
         12,679    OSTEOTECH INCORPORATED+                                                                                    96,868
         13,280    PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                              530,536
         12,132    PHOTON DYNAMICS INCORPORATED+                                                                             152,985
         16,530    POLYMEDICA CORPORATION                                                                                    699,715
         12,594    POSSIS MEDICAL INCORPORATED+                                                                              163,848
         53,502    RESPIRONICS INCORPORATED+                                                                               2,246,549
         18,234    RUDOLPH TECHNOLOGIES INCORPORATED+                                                                        318,001
         19,019    SONIC SOLUTIONS<<+                                                                                        268,168
         25,483    TELEDYNE TECHNOLOGIES INCORPORATED+                                                                       954,084
         24,309    THERAGENICS CORPORATION+                                                                                  152,174
         86,380    TRIMBLE NAVIGATION LIMITED+                                                                             2,318,439
         22,778    VEECO INSTRUMENTS INCORPORATED<<+                                                                         444,171
         24,182    VIASYS HEALTHCARE INCORPORATED+                                                                           821,946
          5,703    VITAL SIGNS INCORPORATED                                                                                  296,442
         20,956    X-RITE INCORPORATED                                                                                       271,380

                                                                                                                          34,212,266
                                                                                                                    ----------------
METAL MINING - 0.44%
         30,122    CLEVELAND CLIFFS INCORPORATED<<                                                                         1,928,109
                                                                                                                    ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
         15,974    AMCOL INTERNATIONAL CORPORATION<<                                                                         473,629
                                                                                                                    ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.91%
         52,224    CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                   767,693
         23,301    DAKTRONICS INCORPORATED<<                                                                                 639,379
         20,308    JAKKS PACIFIC INCORPORATED+                                                                               485,361
         36,075    K2 INCORPORATED+                                                                                          436,147
         11,945    LYDALL INCORPORATED+                                                                                      189,806
         15,438    RC2 CORPORATION+                                                                                          623,541
          8,411    RUSS BERRIE & COMPANY INCORPORATED                                                                        118,595
         25,612    SHUFFLE MASTER INCORPORATED<<+                                                                            467,419
          9,099    STANDEX INTERNATIONAL CORPORATION                                                                         259,412

                                                                                                                           3,987,353
                                                                                                                    ----------------
MISCELLANEOUS RETAIL - 1.21%
         10,194    BLUE NILE INCORPORATED<<+                                                                                 414,488
         21,746    CASH AMERICA INTERNATIONAL INCORPORATED                                                                   891,586
         23,207    HIBBETT SPORTS INCORPORATED+                                                                              663,488
         17,854    JO ANN STORES INCORPORATED<<+                                                                             486,522
         20,765    LONGS DRUG STORES CORPORATION<<                                                                         1,072,305

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL (CONTINUED)
         14,867    NORTH AMERICAN WATCH CORPORATION<<                                                               $        437,833
         28,388    SPECTRUM BRANDS INCORPORATED<<+                                                                           179,696
         13,990    STAMPS.COM INCORPORATED+                                                                                  201,036
         35,813    ZALE CORPORATION<<+                                                                                       944,747

                                                                                                                           5,291,701
                                                                                                                    ----------------
MOTION PICTURES - 0.24%
         30,098    AVID TECHNOLOGY INCORPORATED<<+                                                                         1,049,818
                                                                                                                    ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.04%
         18,392    ARKANSAS BEST CORPORATION<<                                                                               653,836
         22,236    FORWARD AIR CORPORATION                                                                                   731,120
         43,110    HEARTLAND EXPRESS INCORPORATED                                                                            684,587
         40,991    LANDSTAR SYSTEM INCORPORATED                                                                            1,879,027
         20,449    OLD DOMINION FREIGHT LINE+                                                                                589,136

                                                                                                                           4,537,706
                                                                                                                    ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.34%
         20,112    FINANCIAL FEDERAL CORPORATION                                                                             529,348
         20,064    FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                               447,026
         12,870    WORLD ACCEPTANCE CORPORATION+                                                                             514,157

                                                                                                                           1,490,531
                                                                                                                    ----------------
OIL & GAS EXTRACTION - 3.91%
         19,782    ATWOOD OCEANICS INCORPORATED+                                                                           1,161,006
         35,344    CABOT OIL & GAS CORPORATION                                                                             2,379,324
         66,714    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                              2,487,765
         40,546    OCEANEERING INTERNATIONAL INCORPORATED+                                                                 1,707,798
         10,802    PETROLEUM DEVELOPMENT CORPORATION+                                                                        578,663
         15,607    SEACOR HOLDINGS INCORPORATED<<+                                                                         1,535,729
         45,849    ST. MARY LAND & EXPLORATION COMPANY                                                                     1,681,741
         20,439    STONE ENERGY CORPORATION+                                                                                 606,834
         21,795    SWIFT ENERGY COMPANY+                                                                                     910,377
         52,921    TETRA TECHNOLOGIES INCORPORATED+                                                                        1,307,678
         33,852    UNIT CORPORATION+                                                                                       1,712,573
         22,132    W-H ENERGY SERVICES INCORPORATED+                                                                       1,034,450

                                                                                                                          17,103,938
                                                                                                                    ----------------
PAPER & ALLIED PRODUCTS - 0.79%
         27,653    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        358,936
         21,267    CARAUSTAR INDUSTRIES INCORPORATED+                                                                        133,557
         14,549    CHESAPEAKE CORPORATION                                                                                    219,690
         10,811    NEENAH PAPER INCORPORATED                                                                                 429,629
         40,754    PLAYTEX PRODUCTS INCORPORATED+                                                                            553,032
         11,943    POPE & TALBOT INCORPORATED<<                                                                               80,615
         25,127    ROCK-TENN COMPANY CLASS A                                                                                 834,216
         11,419    SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                             283,762

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
          8,999    STANDARD REGISTER COMPANY                                                                        $        113,837
         32,694    WAUSAU PAPER CORPORATION                                                                                  469,486

                                                                                                                           3,476,760
                                                                                                                    ----------------
PERSONAL SERVICES - 0.46%
          6,942    ANGELICA CORPORATION                                                                                      191,183
         20,349    COINSTAR INCORPORATED+                                                                                    636,924
          3,810    CPI CORPORATION                                                                                           200,063
         15,729    G & K SERVICES INCORPORATED CLASS A                                                                       570,648
         10,418    UNIFIRST CORPORATION                                                                                      399,739

                                                                                                                           1,998,557
                                                                                                                    ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.46%
         30,966    HEADWATERS INCORPORATED<<+                                                                                676,607
         12,460    WD-40 COMPANY                                                                                             395,107
         20,848    WORLD FUEL SERVICES CORPORATION                                                                           964,428

                                                                                                                           2,036,142
                                                                                                                    ----------------
PHARMACEUTICALS - 0.34%
          8,949    KENDLE INTERNATIONAL, INCORPORATED+                                                                       317,868
         33,906    SAVIENT PHARMACEUTICALS INCORPORATED+                                                                     407,550
         51,037    VIROPHARMA INCORPORATED<<+                                                                                732,381

                                                                                                                           1,457,799
                                                                                                                    ----------------
PRIMARY METAL INDUSTRIES - 3.71%
         32,622    BELDEN CDT INCORPORATED<<                                                                               1,748,213
         14,723    BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                  713,624
         18,739    CARPENTER TECHNOLOGY CORPORATION                                                                        2,262,922
         16,886    CENTURY ALUMINUM COMPANY<<+                                                                               791,616
         33,924    CHAPARRAL STEEL COMPANY                                                                                 1,973,359
         32,312    CURTISS-WRIGHT CORPORATION                                                                              1,245,304
         21,822    GIBRALTAR INDUSTRIES INCORPORATED                                                                         493,614
         22,425    LONE STAR TECHNOLOGIES INCORPORATED+                                                                    1,480,723
         27,082    MUELLER INDUSTRIES INCORPORATED                                                                           815,168
         27,093    QUANEX CORPORATION                                                                                      1,147,389
         16,802    RTI INTERNATIONAL METALS INCORPORATED+                                                                  1,529,150
          8,404    STEEL TECHNOLOGIES INCORPORATED                                                                           248,590
         17,577    TEXAS INDUSTRIES INCORPORATED                                                                           1,327,591
         20,736    TREDEGAR CORPORATION                                                                                      472,573

                                                                                                                          16,249,836
                                                                                                                    ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.44%
         21,229    BOWNE & COMPANY INCORPORATED                                                                              333,932
          8,606    CONSOLIDATED GRAPHICS INCORPORATED+                                                                       637,274
         18,855    JOHN H. HARLAND COMPANY                                                                                   965,942

                                                                                                                           1,937,148
                                                                                                                    ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RAILROAD TRANSPORTATION - 0.46%
         56,104    KANSAS CITY SOUTHERN<<+                                                                          $      1,996,180
                                                                                                                    ----------------
REAL ESTATE - 0.12%
         16,065    MERITAGE CORPORATION<<+                                                                                   516,008
                                                                                                                    ----------------
REAL ESTATE INVESTMENT TRUST (REIT) - 0.54%
         51,360    LEXINGTON CORPORATE PROPERTIES TRUST                                                                    1,085,237
         54,419    SENIOR HOUSING PROPERTIES TRUST                                                                         1,300,614

                                                                                                                           2,385,851
                                                                                                                    ----------------
RETAIL, TRADE & SERVICES - 0.51%
         38,683    MEN'S WEARHOUSE INCORPORATED                                                                            1,820,035
         26,662    STRIDE RITE CORPORATION                                                                                   410,328

                                                                                                                           2,230,363
                                                                                                                    ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
         17,735    A. SCHULMAN INCORPORATED                                                                                  417,837
                                                                                                                    ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.66%
         32,314    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                               1,266,709
         39,024    LABRANCHE & COMPANY INCORPORATED<<+                                                                       318,436
         13,511    PIPER JAFFRAY COMPANIES INCORPORATED<<+                                                                   836,871
         18,028    SWS GROUP INCORPORATED                                                                                    447,275

                                                                                                                           2,869,291
                                                                                                                    ----------------
SOFTWARE - 0.15%
         10,550    EPIQ SYSTEMS INCORPORATED<<+                                                                              215,009
         13,358    MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                446,291

                                                                                                                             661,300
                                                                                                                    ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.42%
         20,741    APOGEE ENTERPRISES INCORPORATED                                                                           415,650
         17,483    CABOT MICROELECTRONICS CORPORATION<<+                                                                     585,855
         14,832    CARBO CERAMICS INCORPORATED<<                                                                             690,430
         10,459    LIBBEY INCORPORATED<<                                                                                     146,635

                                                                                                                           1,838,570
                                                                                                                    ----------------
TEXTILE MILL PRODUCTS - 0.71%
         21,310    ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                                765,881
         38,066    INTERFACE INCORPORATED                                                                                    608,675
         11,181    OXFORD INDUSTRIES INCORPORATED                                                                            552,789
         40,633    WOLVERINE WORLD WIDE INCORPORATED                                                                       1,160,885

                                                                                                                           3,088,230
                                                                                                                    ----------------
TOBACCO PRODUCTS - 0.13%
         64,218    ALLIANCE ONE INTERNATIONAL INCORPORATED                                                                   592,732
                                                                                                                    ----------------
TRANSPORTATION BY AIR - 0.72%
         17,211    BRISTOW GROUP INCORPORATED<<+                                                                             627,341
         23,243    EGL INCORPORATED+                                                                                         921,120
         26,785    FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                                160,978

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
TRANSPORTATION BY AIR (CONTINUED)
       24,236   MESA AIR GROUP INCORPORATED+                                                                        $        182,497
       47,056   SKYWEST INCORPORATED                                                                                       1,262,512

                                                                                                                           3,154,448
                                                                                                                    ----------------

TRANSPORTATION EQUIPMENT - 1.84%
       27,040   AAR CORPORATION+                                                                                             745,222
        8,727   ARCTIC CAT INCORPORATED                                                                                      170,089
       37,443   CLARCOR INCORPORATED                                                                                       1,190,687
       46,842   FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                        370,520
       40,879   GENCORP INCORPORATED<<+                                                                                      565,765
       17,744   GROUP 1 AUTOMOTIVE INCORPORATED                                                                              705,679
       16,986   HORNBECK OFFSHORE+                                                                                           486,649
       19,583   MONACO COACH CORPORATION                                                                                     311,957
       25,976   POLARIS INDUSTRIES INCORPORATED<<                                                                          1,246,328
        8,691   STANDARD MOTOR PRODUCTS INCORPORATED                                                                         148,355
       16,735   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                             348,590
       11,984   TRIUMPH GROUP INCORPORATED<<                                                                                 663,195
       22,327   WABASH NATIONAL CORPORATION                                                                                  344,282
       22,959   WINNEBAGO INDUSTRIES INCORPORATED<<                                                                          772,111

                                                                                                                           8,069,429
                                                                                                                    ----------------

TRANSPORTATION SERVICES - 0.19%
       29,130   HUB GROUP INCORPORATED CLASS A+                                                                              844,479
                                                                                                                    ----------------
WATER TRANSPORTATION - 0.31%
       38,886   KIRBY CORPORATION+                                                                                         1,360,232
                                                                                                                    ----------------
Wholesale Trade Non-Durable Goods - 1.56%
       28,844   HAIN CELESTIAL GROUP INCORPORATED+                                                                           867,339
       19,743   MYERS INDUSTRIES INCORPORATED                                                                                368,799
        9,800   NASH FINCH COMPANY<<                                                                                         337,708
       25,592   PERFORMANCE FOOD GROUP COMPANY+                                                                              790,025
       13,625   SCHOOL SPECIALTY INCORPORATED<<+                                                                             491,999
       15,811   SPARTAN STORES INCORPORATED                                                                                  423,735
       25,346   TRACTOR SUPPLY COMPANY<<+                                                                                  1,305,319
       31,300   UNITED NATURAL FOODS INCORPORATED<<+                                                                         959,032
       21,712   UNITED STATIONERS INCORPORATED+                                                                            1,300,983

                                                                                                                           6,844,939
                                                                                                                    ----------------

WHOLESALE TRADE-DURABLE GOODS - 2.45%
        9,206   AM CASTLE & COMPANY                                                                                          270,288
       27,618   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED<<                                                               677,470
       29,244   BARNES GROUP INCORPORATED<<                                                                                  672,904
       21,327   BUILDING MATERIALS HOLDINGS CORPORATION                                                                      386,232
       18,390   DIGI INTERNATIONAL INCORPORATED+                                                                             233,553
       13,662   DREW INDUSTRIES INCORPORATED<<+                                                                              391,826
       35,354   INSIGHT ENTERPRISES INCORPORATED+                                                                            635,665
       17,665   KAMAN CORPORATION CLASS A                                                                                    411,771
       11,943   KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                                 402,479

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
       42,218   KNIGHT TRANSPORTATION INCORPORATED<<                                                                  $     752,325
        3,049   LAWSON PRODUCTS INCORPORATED                                                                                115,496
       10,329   LENOX GROUP INCORPORATED<<+                                                                                  67,965
       33,138   LKQ CORPORATION+                                                                                            724,397
       29,462   OWENS & MINOR INCORPORATED                                                                                1,082,139
       39,778   PEP BOYS-MANNY, MOE & JACK                                                                                  759,362
       36,765   POOL CORPORATION<<                                                                                        1,316,169
       49,275   PSS WORLD MEDICAL INCORPORATED<<+                                                                         1,041,674
       19,200   RYERSON INCORPORATED<<                                                                                      760,708

                                                                                                                         10,702,423
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $320,251,025)                                                                                 431,858,918
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING - 25.23%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.65%
    2,835,736   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    2,835,736
                                                                                                                      -------------

PRINCIPAL                                                                               INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 24.58%
$     316,010   AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.37%       03/14/2008        316,051
    1,617,795   AMERICAN GENERAL FINANCE CORPORATION+/-                                       5.47        08/16/2007      1,618,539
      307,232   ATLANTIC ASSET SECURITIZATION CORPORATION++                                   5.37        04/23/2007        306,292
      877,805   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.30        04/25/2007        877,814
      877,805   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                            5.39        10/25/2007        877,849
      877,805   BANCO SANTANDER TOTTA LOAN+/-++SS.                                            5.32        05/16/2008        877,893
    2,633,416   BANK OF AMERICA NA SERIES BKNT+/-                                             5.49        06/19/2007      2,633,626
    1,404,488   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                (MATURITY VALUE $1,405,131)                                                   5.49        04/02/2007      1,404,488
    1,931,171   BUCKINGHAM II CDO LLC                                                         5.32        04/26/2007      1,924,412
      421,346   CAIRN HIGH GRADE FUNDING I LLC++                                              5.30        05/31/2007        417,727
      702,244   CAIRN HIGH GRADE FUNDING I LLC                                                5.30        06/07/2007        695,496
      702,244   CAIRN HIGH GRADE FUNDING I LLC++                                              5.31        05/03/2007        699,077
      877,805   CAIRN HIGH GRADE FUNDING I LLC++                                              5.31        05/23/2007        871,292
      351,122   CAIRN HIGH GRADE FUNDING I LLC                                                5.32        06/04/2007        347,902
      912,917   CAIRN HIGH GRADE FUNDING I LLC++                                              5.32        06/21/2007        902,291
    1,755,610   CEDAR SPRINGS CAPITAL COMPANY++                                               5.30        06/07/2007      1,738,739
    1,003,788   CEDAR SPRINGS CAPITAL COMPANY++                                               5.31        05/16/2007        997,364
       83,813   CEDAR SPRINGS CAPITAL COMPANY                                                 5.31        04/13/2007         83,679
    1,164,321   CEDAR SPRINGS CAPITAL COMPANY                                                 5.31        05/21/2007      1,156,019
      667,132   CEDAR SPRINGS CAPITAL COMPANY++                                               5.31        06/14/2007        660,040
      481,283   CEDAR SPRINGS CAPITAL COMPANY++                                               5.32        06/12/2007        476,311
      127,352   CEDAR SPRINGS CAPITAL COMPANY++                                               5.32        06/13/2007        126,017
       39,852   CHEYNE FINANCE LLC                                                            5.26        04/18/2007         39,759
      351,122   CHEYNE FINANCE LLC                                                            5.31        06/19/2007        347,137
      156,600   CHEYNE FINANCE LLC                                                            5.32        05/14/2007        155,644
    2,282,293   CHEYNE FINANCE LLC+/-++                                                       5.34        02/25/2008      2,281,632
      877,805   CHEYNE FINANCE LLC SERIES MTN+/-++                                            5.33        07/16/2007        877,902
      351,122   CIT GROUP INCORPORATED+/-                                                     5.42        12/19/2007        351,343

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     375,174   CIT GROUP INCORPORATED+/-                                                     5.57%       09/20/2007  $     375,530
      387,112   CIT GROUP INCORPORATED+/-                                                     5.59        11/23/2007        387,584
   12,289,273   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $12,294,895)                   5.49        04/02/2007     12,289,273
      175,561   COMERICA BANK+/-                                                              5.32        02/08/2008        174,859
    1,952,555   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                                  5.38        04/10/2007      1,950,270
      790,025   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.30        04/12/2007        788,871
    1,053,366   CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.32        04/20/2007      1,050,606
      877,805   CULLINAN FINANCE CORPORATION+/-++                                             5.32        02/12/2008        877,533
    1,755,610   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                                 5.28        06/25/2007      1,755,575
    2,825,830   DEER VALLEY FUNDING LLC++                                                     5.29        04/19/2007      2,818,822
    1,316,708   DEER VALLEY FUNDING LLC++                                                     5.29        05/15/2007      1,308,465
      494,591   DEER VALLEY FUNDING LLC++                                                     5.31        04/11/2007        493,943
      526,683   DEER VALLEY FUNDING LLC                                                       5.34        05/07/2007        524,002
   10,874,596   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $10,879,571)                5.49        04/02/2007     10,874,596
    1,755,610   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                     5.50        06/13/2007      1,755,856
      229,002   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                              5.29        07/06/2007        225,842
    1,088,865   FOX TROT CDO LIMITED++                                                        5.31        04/24/2007      1,085,369
      438,727   GENWORTH FINANCIAL INCORPORATED+/-                                            5.50        06/15/2007        438,872
      702,244   GEORGE STREET FINANCE LLC++                                                   5.33        04/30/2007        699,379
    1,755,610   GREENWICH CAPITAL HOLDINGS                                                    5.44        04/03/2007      1,755,347
      877,805   HARRIER FINANCE FUNDING LLC+/-++                                              5.31        01/11/2008        877,779
       70,224   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                   5.54        05/15/2007         70,230
       47,682   HUDSON-THAMES LLC++                                                           5.26        04/04/2007         47,669
      263,271   HUDSON-THAMES LLC                                                             5.29        04/30/2007        262,197
    1,228,927   IBM CORPORATION SERIES MTN+/-                                                 5.35        06/28/2007      1,229,124
    2,282,293   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                 5.39        09/17/2007      2,282,293
      877,805   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                    5.32        04/24/2008        877,849
      210,673   K2 (USA) LLC+/-++                                                             5.30        07/16/2007        210,694
      351,122   K2 (USA) LLC+/-++                                                             5.33        09/28/2007        351,122
    3,511,221   KEEL CAPITAL INCORPORATED++                                                   5.30        04/12/2007      3,506,094
      106,811   KESTREL FUNDING US LLC                                                        5.29        05/21/2007        106,050
    1,134,405   KLIO III FUNDING CORPORATION++                                                5.31        04/24/2007      1,130,764
      438,903   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                      5.33        06/26/2007        438,916
    1,325,381   LIBERTY HARBOUR CDO II LIMITED++                                              5.30        04/27/2007      1,320,543
      122,893   LIBERTY HARBOUR CDO II LIMITED++                                              5.39        04/13/2007        122,696
      740,868   METLIFE GLOBAL FUNDING I+/-++                                                 5.43        10/05/2007        741,231
      877,805   MORGAN STANLEY+/-                                                             5.36        07/12/2007        877,805
    1,288,969   MORGAN STANLEY+/-                                                             5.48        07/27/2007      1,289,420
      877,805   MORGAN STANLEY+/-                                                             5.51        08/07/2007        877,805
    7,724,686   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $7,728,220)               5.49        04/02/2007      7,724,686
      162,394   MORGAN STANLEY SERIES EXL+/-SS.                                               5.38        05/15/2008        162,404
      140,449   NATIONAL CITY BANK+/-                                                         5.46        09/04/2007        140,463
    1,006,491   NATIONWIDE BUILDING SOCIETY+/-++                                              5.48        07/20/2007      1,007,015
      655,369   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     5.32        05/09/2007        651,837

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   1,755,610   NORTHERN ROCK PLC+/-++SS.                                                     5.34%       05/05/2008  $   1,755,768
      507,149   PARAGON MORTGAGES PLC SERIES 12A+/-++                                         5.30        04/15/2007        507,149
      175,561   PICAROS FUNDING PLC++                                                         5.29        06/22/2007        173,491
    1,000,698   PREMIUM ASSET TRUST+/-++                                                      5.47        12/21/2007      1,002,099
      877,805   PREMIUM ASSET TRUST SERIES 06-B+/-++                                          5.37        12/16/2007        877,805
      667,132   PYXIS MASTER TRUST SERIES 2007-3+/-++                                         5.37        08/27/2007        667,132
      142,029   RACERS TRUST SERIES 2004-6-MM+/-++                                            5.34        09/24/2007        142,056
      441,396   REGENCY MARKETS #1 LLC++                                                      5.28        05/15/2007        438,632
    1,228,927   SAINT GERMAIN FUNDING                                                         5.31        04/19/2007      1,225,880
      807,581   SHIPROCK FINANCE SERIES 2007-4A+/-++                                          5.39        04/11/2008        807,581
      140,449   SKANDINAVISKA ENSKILDA BANKEN AB                                              5.26        08/20/2007        137,598
      702,244   SLM CORPORATION+/-++SS.                                                       5.32        05/12/2008        702,314
       70,224   STANFIELD VICTORIA FUNDING LLC++                                              5.27        04/16/2007         70,081
      665,727   STANFIELD VICTORIA FUNDING LLC++                                              5.31        04/25/2007        663,497
      623,803   TASMAN FUNDING INCORPORATED++                                                 5.29        04/04/2007        623,623
      202,984   TRAVELERS INSURANCE COMPANY+/-                                                5.39        02/08/2008        202,980
      877,805   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                            5.33        06/15/2007        877,875
      877,805   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                         5.34        05/08/2008        877,902
      105,337   VERSAILLES CDS LLC++                                                          5.33        04/16/2007        105,122
    1,755,610   VETRA FINANCE CORPORATION                                                     5.31        06/12/2007      1,737,475
      793,992   WHISTLEJACKET CAPITAL LIMITED                                                 5.30        04/23/2007        791,563
      210,673   WINDMILL FUNDING CORPORATION                                                  5.38        04/02/2007        210,673
      614,464   WORLD OMNI VEHICLE LEASING++                                                  5.30        04/18/2007        613,032
      351,122   WORLD OMNI VEHICLE LEASING++                                                  5.36        04/19/2007        350,253

                                                                                                                        107,561,196
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $110,396,932)                                                             110,396,932
                                                                                                                      -------------

SHARES

SHORT-TERM INVESTMENTS - 1.00%
    4,074,814   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              4,074,814
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
US TREASURY BILLS - 0.07%
$     155,000   US TREASURY BILL^##                                                           4.90%       05/10/2007  $     154,184
       45,000   US TREASURY BILL^##                                                           4.96        05/10/2007         44,763
      100,000   US TREASURY BILL^##                                                           4.95        08/09/2007         98,254

                                                                                                                            297,201
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,372,002)                                                                            4,372,015
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $435,019,959)*                             124.91%                                                              $ 546,627,865

OTHER ASSETS AND LIABILITIES, NET                (24.91)                                                               (109,008,819)
                                                 ------                                                               -------------

TOTAL NET ASSETS                                 100.00%                                                              $ 437,619,046
                                                 ======                                                               =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,074,814.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
COMMON STOCKS - 98.55%

APPAREL & ACCESSORY STORES - 1.25%
  1,748,300  WET SEAL INCORPORATED CLASS A<<+                                                                          $ 11,451,365
                                                                                                                       ------------
BIOPHARMACEUTICALS - 3.69%
    961,700  HUMAN GENOME SCIENCES INCORPORATED+                                                                         10,213,254
    702,200  PDL BIOPHARMA INCORPORATED<<+                                                                               15,237,740
    535,000  ZYMOGENETICS INCORPORATED+                                                                                   8,324,600

                                                                                                                         33,775,594
                                                                                                                       ------------
BUSINESS SERVICES - 19.29%
    402,700  ACCESS INTEGRATED TECHNOLOGIES INCORPORATED+                                                                 2,186,661
    353,800  AMN HEALTHCARE SERVICES INCORPORATED<<+                                                                      8,002,956
    514,600  AQUANTIVE INCORPORATED+                                                                                     14,362,486
  2,081,700  ART TECHNOLOGY GROUP INCORPORATED+                                                                           4,829,544
     97,000  CAPELLA EDUCATION COMPANY+                                                                                   3,253,380
    404,400  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                          7,060,824
    644,000  EPICOR SOFTWARE CORPORATION+                                                                                 8,958,040
    392,800  FTD GROUP INCORPORATED                                                                                       6,492,984
    549,900  GERBER SCIENTIFIC INCORPORATED+                                                                              5,834,439
    445,500  HUDSON HIGHLAND GROUP INCORPORATED+                                                                          6,945,345
     99,700  ICT GROUP INCORPORATED+                                                                                      1,744,750
    268,500  INNOVATIVE SOLUTIONS & SUPPORT INCORPORATED+                                                                 6,798,420
    765,700  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                        3,897,413
    557,400  MARCHEX INCORPORATED CLASS B                                                                                 8,539,368
    496,200  OMNICELL INCORPORATED+                                                                                      10,380,504
  2,479,000  OPENTV CORPORATION CLASS A+                                                                                  6,073,550
    702,300  OPSWARE INCORPORATED+                                                                                        5,091,675
    619,640  PARAMETRIC TECHNOLOGY CORPORATION+                                                                          11,828,928
    276,800  PERFICIENT INCORPORATED+                                                                                     5,475,104
    573,100  PHASE FORWARD INCORPORATED+                                                                                  7,524,803
    500,000  QUEST SOFTWARE INCORPORATED+                                                                                 8,135,000
  1,443,500  S1 CORPORATION+                                                                                              8,661,000
    445,000  SYKES ENTERPRISES INCORPORATED+                                                                              8,116,800
  1,051,700  TIBCO SOFTWARE INCORPORATED+                                                                                 8,960,484
    288,400  ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                        7,553,196

                                                                                                                        176,707,654
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 7.32%
    348,300  ALKERMES INCORPORATED+                                                                                       5,377,752
    226,500  ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                        4,077,000
    295,200  ANIMAL HEALTH INTERNATIONAL INCORPORATED+                                                                    3,568,968
    783,600  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                                  11,127,120
    528,900  ARENA PHARMACEUTICALS INCORPORATED+                                                                          5,743,854
    614,100  CALGON CARBON CORPORATION<<+                                                                                 5,103,171
    535,500  CARDIOME PHARMA CORPORATION<<+                                                                               5,435,325
  2,361,200  ENDEAVOR INTERNATIONAL CORPORATION<<+                                                                        4,840,460
  1,147,300  INDEVUS PHARMACEUTICALS INCORPORATED+                                                                        8,111,411
    513,300  LA JOLLA PHARMACEUTICAL COMPANY+                                                                             3,105,465

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
    355,065  PENWEST PHARMACEUTICALS COMPANY+                                                                          $  3,579,055
    997,600  SANTARUS INCORPORATED+                                                                                       7,023,104

                                                                                                                         67,092,685
                                                                                                                       ------------
COMMUNICATIONS - 0.95%
    270,700  GLOBALSTAR INCORPORATED+                                                                                     2,869,420
    122,467  SAVVIS INCORPORATED+                                                                                         5,863,704

                                                                                                                          8,733,124
                                                                                                                       ------------
COMPUTER SOFTWARE & SERVICES - 1.24%
    396,700  NESS TECHNOLOGIES INCORPORATED+                                                                              5,069,826
  1,571,600  VA SOFTWARE CORPORATION+                                                                                     6,333,548

                                                                                                                         11,403,374
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.94%
    198,400  ITC HOLDINGS CORPORATION                                                                                     8,588,736
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.98%
  2,022,500  APPLIED MICRO CIRCUITS CORPORATION+                                                                          7,382,125
    191,600  CYMER INCORPORATED<<+                                                                                        7,960,980
    421,200  DSP GROUP INCORPORATED+                                                                                      8,002,800
     81,400  FIRST SOLAR INCORPORATED<<+                                                                                  4,233,614
    561,100  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                   8,652,162
    970,400  MATTSON TECHNOLOGY INCORPORATED+                                                                             8,830,640
    282,100  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                          7,509,502
    387,500  OPNEXT INCORPORATED+                                                                                         5,731,125
    156,700  OPTIUM CORPORATION+                                                                                          3,041,547
    376,300  OSI SYSTEMS INCORPORATED+                                                                                    9,949,372
    675,800  PLX TECHNOLOGY INCORPORATED+                                                                                 6,582,292
  1,007,300  PMC-SIERRA INCORPORATED<<+                                                                                   7,061,173
    302,800  SILICON LABORATORIES INCORPORATED+                                                                           9,059,776
    332,800  TESSERA TECHNOLOGIES INCORPORATED+                                                                          13,225,472
    404,200  TRIDENT MICROSYSTEMS INCORPORATED<<+                                                                         8,108,252
    278,000  ULTRA CLEAN HOLDINGS INCORPORATED<<+                                                                         4,809,400
    149,000  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                      7,953,620

                                                                                                                        128,093,852
                                                                                                                       ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.92%
    122,800  GEN-PROBE INCORPORATED+                                                                                      5,781,424
  1,020,900  ISIS PHARMACEUTICALS INCORPORATED<<+                                                                         9,463,743
    480,100  KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                       5,050,652
    250,300  LIFECELL CORPORATION+                                                                                        6,249,991
    650,900  REGENERATION TECHNOLOGIES INCORPORATED+                                                                      4,719,025
    259,600  SYMYX TECHNOLOGIES INCORPORATED+                                                                             4,600,112

                                                                                                                         35,864,947
                                                                                                                       ------------
FURNITURE & FIXTURES - 0.78%
    426,700  LSI INDUSTRIES INCORPORATED                                                                                  7,142,958
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
GENERAL MERCHANDISE STORES - 1.25%
    778,700  99 CENTS ONLY STORES+                                                                                     $ 11,470,251
                                                                                                                       ------------
HEALTH SERVICES - 0.73%
    341,100  SYMBION INCORPORATED+                                                                                        6,688,971
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.22%
    606,400  CAPITAL LEASE FUNDING INCORPORATED                                                                           6,494,544
    258,300  NIGHTHAWK RADIOLOGY HOLDINGS INCORPORATED<<+                                                                 4,698,477

                                                                                                                         11,193,021
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.44%
    500,000  ALTRA HOLDINGS INCORPORATED+                                                                                 6,855,000
    937,500  ASYST TECHNOLOGIES INCORPORATED+                                                                             6,590,625
  1,397,600  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                13,305,152
    619,300  FLOW INTERNATIONAL CORPORATION<<+                                                                            6,651,282
    138,500  NDS GROUP PLC ADR+                                                                                           6,916,690
    338,200  NUANCE COMMUNICATIONS INCORPORATED<<+                                                                        5,177,842
  2,552,800  QUANTUM CORPORATION<<+                                                                                       6,892,560
    391,400  RACKABLE SYSTEMS INCORPORATED<<+                                                                             6,642,058

                                                                                                                         59,031,209
                                                                                                                       ------------
INSURANCE CARRIERS - 2.11%
    260,200  AXIS CAPITAL HOLDINGS LIMITED                                                                                8,810,372
    526,300  EMPLOYERS HOLDINGS INCORPORATED+                                                                            10,536,526

                                                                                                                         19,346,898
                                                                                                                       ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.21%
    929,300  SUNOPTA INCORPORATED+                                                                                       11,058,670
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.61%
    284,900  ANGIODYNAMICS INCORPORATED+                                                                                  4,811,961
    237,500  COHERENT INCORPORATED+                                                                                       7,538,250
    387,900  DEXCOM INCORPORATED<<+                                                                                       3,048,894
    212,300  FORMFACTOR INCORPORATED+                                                                                     9,500,425
    240,500  INTEGRA LIFESCIENCES HOLDINGS+                                                                              10,961,990
    445,200  NATUS MEDICAL INCORPORATED+                                                                                  7,911,204
    324,400  NXSTAGE MEDICAL INCORPORATED+                                                                                4,321,008
  1,183,300  ORTHOVITA INCORPORATED<<+                                                                                    3,455,236
    244,200  POLYMEDICA CORPORATION                                                                                      10,336,986
    385,700  SONOSITE INCORPORATED+                                                                                      10,899,882
    730,500  THORATEC LABS CORPORATION+                                                                                  15,267,450

                                                                                                                         88,053,286
                                                                                                                       ------------
METAL MINING - 0.97%
    521,900  NOVAGOLD RESOURCES INCORPORATED<<+                                                                           8,846,205
                                                                                                                       ------------
MISCELLANEOUS RETAIL - 2.91%
    249,000  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                         5,313,660
    497,200  COLDWATER CREEK INCORPORATED<<+                                                                             10,083,216
    294,700  DOLLAR TREE STORES INCORPORATED+                                                                            11,269,328

                                                                                                                         26,666,204
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
MOTION PICTURES - 0.60%
    349,400  GAIAM INCORPORATED+                                                                                       $  5,499,556
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.25%
    456,311  CAPITALSOURCE INCORPORATED                                                                                  11,467,095
                                                                                                                       ------------
OIL & GAS EXTRACTION - 7.78%
    286,200  ATWOOD OCEANICS INCORPORATED+                                                                               16,797,078
    421,100  GULFPORT ENERGY CORPORATION<<+                                                                               5,625,896
    526,000  HORIZON OFFSHORE INCORPORATED+                                                                               7,605,960
    892,300  PETROHAWK ENERGY CORPORATION<<+                                                                             11,751,591
    204,000  PIONEER NATURAL RESOURCES COMPANY                                                                            8,794,440
    451,100  TESCO CORPORATION+                                                                                          11,976,705
    352,500  TETRA TECHNOLOGIES INCORPORATED+                                                                             8,710,275

                                                                                                                         71,261,945
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES - 0.90%
    112,700  HAYNES INTERNATIONAL INCORPORATED+                                                                           8,219,211
                                                                                                                       ------------
SOCIAL SERVICES - 0.81%
    313,200  PROVIDENCE SERVICE CORPORATION+                                                                              7,429,104
                                                                                                                       ------------
TEXTILE MILL PRODUCTS - 0.51%
    292,900  INTERFACE INCORPORATED                                                                                       4,683,471
                                                                                                                       ------------
TRANSPORTATION BY AIR - 2.54%
  1,020,000  AIRTRAN HOLDINGS INCORPORATED+                                                                              10,475,400
    476,500  SKYWEST INCORPORATED                                                                                        12,784,495

                                                                                                                         23,259,895
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT - 0.73%
    242,900  AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                       6,643,315
                                                                                                                       ------------
WATER TRANSPORTATION - 0.69%
    374,900  AEGEAN MARINE PETROLEUM NETWORK INCORPORATED<<                                                               6,313,316
                                                                                                                       ------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.01%
    268,100  NASH FINCH COMPANY                                                                                           9,238,726
                                                                                                                       ------------
WHOLESALE TRADE-DURABLE GOODS - 1.92%
    284,100  CYTYC CORPORATION<<+                                                                                         9,719,061
    358,400  LKQ CORPORATION+                                                                                             7,834,624

                                                                                                                         17,553,685
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $843,409,840)
                                                                                                                        902,778,323
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 8.25%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.21%
  1,942,382  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       1,942,382
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 8.04%
$   216,456  AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.37%        03/14/2008     $    216,484
  1,108,134  AMERICAN GENERAL FINANCE CORPORATION+/-                                       5.47         08/16/2007        1,108,644
    210,443  ATLANTIC ASSET SECURITIZATION CORPORATION++                                   5.37         04/23/2007          209,799
    601,267  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.30         04/25/2007          601,273
    601,267  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                            5.39         10/25/2007          601,297
    601,267  BANCO SANTANDER TOTTA LOAN+/-++SS.                                            5.32         05/16/2008          601,327
  1,803,800  BANK OF AMERICA NA SERIES BKNT+/-                                             5.49         06/19/2007        1,803,944
    962,026  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $962,466)                                                               5.49         04/02/2007          962,026
  1,322,786  BUCKINGHAM II CDO LLC                                                         5.32         04/26/2007        1,318,157
    288,608  CAIRN HIGH GRADE FUNDING I LLC++                                              5.30         05/31/2007          286,129
    481,013  CAIRN HIGH GRADE FUNDING I LLC                                                5.30         06/07/2007          476,391
    481,013  CAIRN HIGH GRADE FUNDING I LLC++                                              5.31         05/03/2007          478,844
    601,267  CAIRN HIGH GRADE FUNDING I LLC++                                              5.31         05/23/2007          596,805
    240,507  CAIRN HIGH GRADE FUNDING I LLC                                                5.32         06/04/2007          238,301
    625,317  CAIRN HIGH GRADE FUNDING I LLC++                                              5.32         06/21/2007          618,038
  1,202,533  CEDAR SPRINGS CAPITAL COMPANY++                                               5.30         06/07/2007        1,190,977
    687,560  CEDAR SPRINGS CAPITAL COMPANY++                                               5.31         05/16/2007          683,160
     57,409  CEDAR SPRINGS CAPITAL COMPANY                                                 5.31         04/13/2007           57,317
    797,520  CEDAR SPRINGS CAPITAL COMPANY                                                 5.31         05/21/2007          791,834
    456,963  CEDAR SPRINGS CAPITAL COMPANY++                                               5.31         06/14/2007          452,105
    329,662  CEDAR SPRINGS CAPITAL COMPANY++                                               5.32         06/12/2007          326,257
     87,232  CEDAR SPRINGS CAPITAL COMPANY++                                               5.32         06/13/2007           86,318
     27,298  CHEYNE FINANCE LLC                                                            5.26         04/18/2007           27,234
    240,507  CHEYNE FINANCE LLC                                                            5.31         06/19/2007          237,777
    107,266  CHEYNE FINANCE LLC                                                            5.32         05/14/2007          106,611
  1,563,293  CHEYNE FINANCE LLC+/-++                                                       5.34         02/25/2008        1,562,840
    601,267  CHEYNE FINANCE LLC SERIES MTN+/-++                                            5.33         07/16/2007          601,333
    240,507  CIT GROUP INCORPORATED+/-                                                     5.42         12/19/2007          240,658
    256,981  CIT GROUP INCORPORATED+/-                                                     5.57         09/20/2007          257,225
    265,159  CIT GROUP INCORPORATED+/-                                                     5.59         11/23/2007          265,482
  8,417,731  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $8,421,582)                    5.49         04/02/2007        8,417,731
    120,253  COMERICA BANK+/-                                                              5.32         02/08/2008          119,772
  1,337,433  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                                  5.38         04/10/2007        1,335,868
    541,140  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.30         04/12/2007          540,350
    721,520  CORPORATE ASSET SECURITIZATION AUSTRALIA++                                    5.32         04/20/2007          719,629
    601,267  CULLINAN FINANCE CORPORATION+/-++                                             5.32         02/12/2008          601,080
  1,202,533  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                                 5.28         06/25/2007        1,202,509
  1,935,597  DEER VALLEY FUNDING LLC++                                                     5.29         04/19/2007        1,930,797
    901,900  DEER VALLEY FUNDING LLC++                                                     5.29         05/15/2007          896,254
    338,778  DEER VALLEY FUNDING LLC++                                                     5.31         04/11/2007          338,334
    360,760  DEER VALLEY FUNDING LLC                                                       5.34         05/07/2007          358,924
  7,448,726  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $7,452,134)                 5.49         04/02/2007        7,448,726
  1,202,533  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                     5.50         06/13/2007        1,202,701

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   156,858  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                              5.29%        07/06/2007     $    154,694
    745,835  FOX TROT CDO LIMITED++                                                        5.31         04/24/2007          743,441
    300,513  GENWORTH FINANCIAL INCORPORATED+/-                                            5.50         06/15/2007          300,612
    481,013  GEORGE STREET FINANCE LLC++                                                   5.33         04/30/2007          479,051
  1,202,533  GREENWICH CAPITAL HOLDINGS                                                    5.44         04/03/2007        1,202,353
    601,267  HARRIER FINANCE FUNDING LLC+/-++                                              5.31         01/11/2008          601,248
     48,101  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                   5.54         05/15/2007           48,105
     32,661  HUDSON-THAMES LLC++                                                           5.26         04/04/2007           32,651
    180,332  HUDSON-THAMES LLC                                                             5.29         04/30/2007          179,596
    841,773  IBM CORPORATION SERIES MTN+/-                                                 5.35         06/28/2007          841,908
  1,563,293  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                 5.39         09/17/2007        1,563,293
    601,267  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                    5.32         04/24/2008          601,297
    144,304  K2 (USA) LLC+/-++                                                             5.30         07/16/2007          144,318
    240,507  K2 (USA) LLC+/-++                                                             5.33         09/28/2007          240,507
  2,405,066  KEEL CAPITAL INCORPORATED++                                                   5.30         04/12/2007        2,401,555
     73,162  KESTREL FUNDING US LLC                                                        5.29         05/21/2007           72,640
    777,029  KLIO III FUNDING CORPORATION++                                                5.31         04/24/2007          774,534
    300,633  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                      5.33         06/26/2007          300,642
    907,840  LIBERTY HARBOUR CDO II LIMITED++                                              5.30         04/27/2007          904,527
     84,177  LIBERTY HARBOUR CDO II LIMITED++                                              5.39         04/13/2007           84,043
    507,469  METLIFE GLOBAL FUNDING I+/-++                                                 5.43         10/05/2007          507,718
    601,267  MORGAN STANLEY+/-                                                             5.36         07/12/2007          601,267
    882,900  MORGAN STANLEY+/-                                                             5.48         07/27/2007          883,209
    601,267  MORGAN STANLEY+/-                                                             5.51         08/07/2007          601,267
  5,291,145  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $5,293,566)               5.49         04/02/2007        5,291,145
    111,234  MORGAN STANLEY SERIES EXL+/-SS.                                               5.38         05/15/2008          111,241
     96,203  NATIONAL CITY BANK+/-                                                         5.46         09/04/2007           96,212
    689,412  NATIONWIDE BUILDING SOCIETY+/-++                                              5.48         07/20/2007          689,771
    448,906  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                     5.32         05/09/2007          446,486
  1,202,533  NORTHERN ROCK PLC+/-++SS.                                                     5.34         05/05/2008        1,202,641
    347,380  PARAGON MORTGAGES PLC SERIES 12A+/-++                                         5.30         05/15/2007          347,380
    120,253  PICAROS FUNDING PLC++                                                         5.29         06/22/2007          118,836
    685,444  PREMIUM ASSET TRUST+/-++                                                      5.47         12/21/2007          686,403
    601,267  PREMIUM ASSET TRUST SERIES 06-B+/-++                                          5.37         12/16/2007          601,267
    456,963  PYXIS MASTER TRUST SERIES 2007-3+/-++                                         5.37         08/27/2007          456,963
     97,285  RACERS TRUST SERIES 2004-6-MM+/-++                                            5.34         09/24/2007           97,304
    302,341  REGENCY MARKETS #1 LLC++                                                      5.28         05/15/2007          300,448
    841,773  SAINT GERMAIN FUNDING                                                         5.31         04/19/2007          839,686
    553,165  SHIPROCK FINANCE SERIES 2007-4A+/-++                                          5.39         04/11/2008          553,165
     96,203  SKANDINAVISKA ENSKILDA BANKEN AB                                              5.26         08/20/2007           94,250
    481,013  SLM CORPORATION+/-++SS.                                                       5.32         05/12/2008          481,061
     48,101  STANFIELD VICTORIA FUNDING LLC++                                              5.27         04/16/2007           48,003
    456,001  STANFIELD VICTORIA FUNDING LLC++                                              5.31         04/25/2007          454,473
    427,284  TASMAN FUNDING INCORPORATED++                                                 5.29         04/04/2007          427,160
    139,037  TRAVELERS INSURANCE COMPANY+/-                                                5.39         02/08/2008          139,034

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   601,267  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                            5.33%        06/15/2007     $    601,315
    601,267  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                         5.34         05/08/2008          601,333
     72,152  VERSAILLES CDS LLC++                                                          5.33         04/16/2007           72,005
  1,202,533  VETRA FINANCE CORPORATION                                                     5.31         06/12/2007        1,190,111
    543,858  WHISTLEJACKET CAPITAL LIMITED                                                 5.30         04/23/2007          542,193
    144,304  WINDMILL FUNDING CORPORATION                                                  5.38         04/02/2007          144,304
    420,887  WORLD OMNI VEHICLE LEASING++                                                  5.30         04/18/2007          419,906
    240,507  WORLD OMNI VEHICLE LEASING++                                                  5.36         04/19/2007          239,903

                                                                                                                         73,675,737
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $75,618,119)                                                               75,618,119
                                                                                                                       ------------

SHARES
WARRANTS - 0.00%
     36,152  TIMCO AVIATION SERVICES INCORPORATED+(a)                                                                             4

TOTAL WARRANTS (COST $0)                                                                                                          4
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 2.00%
 18,331,267  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                18,331,267

TOTAL SHORT-TERM INVESTMENTS (COST $18,331,267)                                                                          18,331,267
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $937,359,226)*                         108.80%                                                                   $996,727,713
OTHER ASSETS AND LIABILITIES, NET             (8.80)                                                                    (80,633,044)
                                             ------                                                                    ------------

TOTAL NET ASSETS                             100.00%                                                                   $916,094,669
                                             ======                                                                    ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY. (a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,331,267.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS - 97.95%

APPAREL & ACCESSORY STORES - 3.57%
         134,800   AEROPOSTALE INCORPORATED<<+                                                                    $      5,423,004
         158,500   CACHE INCORPORATED+                                                                                   2,813,375
         188,260   CARTER'S INCORPORATED<<+                                                                              4,770,508
         132,150   TWEEN BRANDS INCORPORATED+                                                                            4,720,398

                                                                                                                        17,727,285
                                                                                                                  ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.99%
         212,280   MARINEMAX INCORPORATED<<+                                                                             4,920,650
                                                                                                                  ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.61%
         156,236   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                         7,974,285
                                                                                                                  ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.69%
         176,400   PERINI CORPORATION+                                                                                   6,502,104
          44,540   RYLAND GROUP INCORPORATED<<                                                                           1,879,143

                                                                                                                         8,381,247
                                                                                                                  ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.51%
         156,290   BUILDERS FIRSTSOURCE INCORPORATED+                                                                    2,511,580
                                                                                                                  ----------------
BUSINESS SERVICES - 3.43%
         213,720   AVOCENT CORPORATION+                                                                                  5,764,028
         116,430   I2 TECHNOLOGIES INCORPORATED<<+                                                                       2,794,320
         164,200   RENT-A-CENTER INCORPORATED+                                                                           4,594,316
         162,100   TAL INTERNATIONAL GROUP INCORPORATED                                                                  3,890,400

                                                                                                                        17,043,064
                                                                                                                  ----------------
CHEMICALS & ALLIED PRODUCTS - 4.96%
         112,170   CF INDUSTRIES HOLDINGS INCORPORATED<<                                                                 4,324,154
         399,740   CHEMTURA CORPORATION                                                                                  4,369,158
          97,410   CYTEC INDUSTRIES INCORPORATED                                                                         5,478,338
         225,900   ELIZABETH ARDEN INCORPORATED+                                                                         4,929,138
         199,090   ROCKWOOD HOLDINGS INCORPORATED<<+                                                                     5,510,811

                                                                                                                        24,611,599
                                                                                                                  ----------------
COMMUNICATIONS - 1.80%
       1,006,580   CINCINNATI BELL INCORPORATED<<+                                                                       4,730,926
         210,990   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                         4,219,800

                                                                                                                         8,950,726
                                                                                                                  ----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.69%
         171,300   CHEMED CORPORATION                                                                                    8,386,848
                                                                                                                  ----------------
DEPOSITORY INSTITUTIONS - 13.22%
         399,340   BANKATLANTIC BANCORP INCORPORATED CLASS A                                                             4,376,766
         263,860   BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                            5,596,471
         176,990   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                      4,941,561
         248,550   DIME COMMUNITY BANCSHARES                                                                             3,288,317
         243,290   FIRSTMERIT CORPORATION                                                                                5,135,852

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         230,340   FRANKLIN BANK CORPORATION+                                                                     $      4,116,176
          87,960   IBERIABANK CORPORATION                                                                                4,895,854
         140,890   PACIFIC CAPITAL BANCORP                                                                               4,525,387
         123,340   PFF BANCORP INCORPORATED                                                                              3,740,902
         266,430   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                             4,649,204
         208,330   SOUTH FINANCIAL GROUP INCORPORATED                                                                    5,149,918
         286,240   UCBH HOLDINGS INCORPORATED                                                                            5,329,789
         174,280   UMPQUA HOLDINGS CORPORATION                                                                           4,665,476
         167,770   WESTERN ALLIANCE BANCORP<<+                                                                           5,207,581

                                                                                                                        65,619,254
                                                                                                                  ----------------
EATING & DRINKING PLACES - 2.59%
         380,310   CKE RESTAURANTS INCORPORATED                                                                          7,172,647
         193,000   LANDRY'S RESTAURANTS INCORPORATED<<                                                                   5,712,800

                                                                                                                        12,885,447
                                                                                                                  ----------------
ELECTRIC, GAS & SANITARY SERVICES - 1.19%
         157,640   UNISOURCE ENERGY CORPORATION                                                                          5,919,382
                                                                                                                  ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.61%
         383,800   AMIS HOLDINGS INCORPORATED+                                                                           4,202,610
         404,900   ANDREW CORPORATION+                                                                                   4,287,891
         105,800   AO SMITH CORPORATION                                                                                  4,043,676
         169,200   COMTECH TELECOMMUNICATIONS CORPORATION+                                                               6,553,116
         273,450   MERCURY COMPUTER SYSTEMS INCORPORATED<<+                                                              3,792,752
         715,800   ON SEMICONDUCTOR CORPORATION<<+                                                                       6,384,936
         303,700   PHOTRONICS INCORPORATED<<+                                                                            4,722,535
         680,050   POWERWAVE TECHNOLOGIES<<+                                                                             3,869,485
         348,170   TTM TECHNOLOGIES INCORPORATED+                                                                        3,321,542
         236,570   WESTAR ENERGY INCORPORATED                                                                            6,510,406

                                                                                                                        47,688,949
                                                                                                                  ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.52%
         179,050   LECG CORPORATION+                                                                                     2,592,644
                                                                                                                  ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.16%
          79,350   DAYTON SUPERIOR CORPORATION+                                                                            820,479
                                                                                                                  ----------------
FOOD & KINDRED PRODUCTS - 1.12%
         284,240   HERCULES INCORPORATED+                                                                                5,554,050
                                                                                                                  ----------------
FURNITURE & FIXTURES - 2.18%
         342,300   FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                         5,401,494
         310,000   SEALY CORPORATION<<                                                                                   5,418,800

                                                                                                                        10,820,294
                                                                                                                  ----------------
GENERAL MERCHANDISE STORES - 0.75%
         253,520   FRED'S INCORPORATED                                                                                   3,726,744
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
HEALTH SERVICES - 2.76%
         157,000   AMSURG CORPORATION+                                                                            $      3,844,930
         149,250   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                6,268,500
         225,140   REHABCARE GROUP INCORPORATED+                                                                         3,572,972

                                                                                                                        13,686,402
                                                                                                                  ----------------
HOLDING & OTHER INVESTMENT OFFICES - 8.31%
         190,870   AMERICAN CAMPUS COMMUNITIES                                                                           5,781,452
         205,260   BIOMED REALTY TRUST INCORPORATED                                                                      5,398,338
         247,420   CEDAR SHOPPING CENTERS INCORPORATED                                                                   4,008,204
         204,350   EQUITY ONE INCORPORATED<<                                                                             5,415,275
         208,600   FELCOR LODGING TRUST INCORPORATED                                                                     5,417,342
         194,350   FIRST POTOMAC REALTY TRUST<<                                                                          5,552,580
         166,420   SUNSTONE HOTEL INVESTORS INCORPORATED                                                                 4,536,609
         256,890   U-STORE-IT TRUST                                                                                      5,168,627

                                                                                                                        41,278,427
                                                                                                                  ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.90%
          98,680   GUITAR CENTER INCORPORATED<<+                                                                         4,452,442
                                                                                                                  ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.32%
         123,610   GAYLORD ENTERTAINMENT COMPANY<<+                                                                      6,535,261
                                                                                                                  ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.77%
          95,400   BLACK BOX CORPORATION                                                                                 3,485,916
         231,220   GOODMAN GLOBAL INCORPORATED+                                                                          4,074,096
         123,490   TIMKEN COMPANY<<                                                                                      3,742,982
         104,380   VERIGY LIMITED+                                                                                       2,449,799

                                                                                                                        13,752,793
                                                                                                                  ----------------
INSURANCE CARRIERS - 5.96%
         296,950   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                       3,898,954
         117,860   ARGONAUT GROUP INCORPORATED+                                                                          3,813,950
         135,350   ASSURED GUARANTY LIMITED                                                                              3,697,762
         290,480   HEALTHSPRING INCORPORATED+                                                                            6,840,804
         173,460   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                5,564,597
         163,890   UNITED FIRE & CASUALTY COMPANY                                                                        5,757,456

                                                                                                                        29,573,523
                                                                                                                  ----------------
LEATHER & LEATHER PRODUCTS - 0.95%
         113,350   GENESCO INCORPORATED<<+                                                                               4,707,426
                                                                                                                  ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.48%
         106,030   ANAREN INCORPORATED+                                                                                  1,867,188
         126,700   ARMOR HOLDINGS INCORPORATED<<+                                                                        8,530,711
          76,740   COOPER COMPANIES INCORPORATED                                                                         3,731,099
          92,690   DRS TECHNOLOGIES INCORPORATED                                                                         4,835,637
         187,900   MKS INSTRUMENTS INCORPORATED+                                                                         4,795,208
         211,000   SYMMETRY MEDICAL INCORPORATED+                                                                        3,445,630

                                                                                                                        27,205,473
                                                                                                                  ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
MOTION PICTURES - 1.05%
         148,830   AVID TECHNOLOGY INCORPORATED<<+                                                                $      5,191,190
                                                                                                                  ----------------
OIL & GAS - 0.74%
         365,300   COMPTON PETROLEUM CORPORATION<<+                                                                      3,678,571
                                                                                                                  ----------------
OIL & GAS EXTRACTION - 4.40%
         515,760   BRIGHAM EXPLORATION COMPANY+                                                                          3,208,027
         274,810   EDGE PETROLEUM CORPORATION<<+                                                                         3,440,621
         128,040   GOODRICH PETROLEUM CORPORATION<<+                                                                     4,305,985
         305,370   KEY ENERGY SERVICES INCORPORATED+                                                                     4,992,800
         307,290   MARINER ENERGY INCORPORATED+                                                                          5,878,458

                                                                                                                        21,825,891
                                                                                                                  ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.14%
         259,400   HEADWATERS INCORPORATED<<+                                                                            5,667,890
                                                                                                                  ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.07%
         180,990   GATEHOUSE MEDIA INCORPORATED                                                                          3,674,097
         125,260   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                           1,642,159

                                                                                                                         5,316,256
                                                                                                                  ----------------
REAL ESTATE - 0.39%
          60,420   MERITAGE CORPORATION<<+                                                                               1,940,690
                                                                                                                  ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.93%
         137,660   CABOT MICROELECTRONICS CORPORATION<<+                                                                 4,612,987
                                                                                                                  ----------------
TRANSPORTATION BY AIR - 0.95%
         460,870   AIRTRAN HOLDINGS INCORPORATED<<+                                                                      4,733,135
                                                                                                                  ----------------
TRANSPORTATION EQUIPMENT - 4.75%
         214,620   AFTERMARKET TECHNOLOGY CORPORATION+                                                                   5,210,974
         294,190   ARVIN INDUSTRIES INCORPORATED<<                                                                       5,368,968
         433,830   FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                 3,431,595
         227,940   MARTEN TRANSPORT LIMITED+                                                                             3,619,687
         234,510   TENNECO AUTOMOTIVE INCORPORATED+                                                                      5,970,625

                                                                                                                        23,601,849
                                                                                                                  ----------------
TRANSPORTATION SERVICES - 1.12%
         116,670   GATX CORPORATION                                                                                      5,576,826
                                                                                                                  ----------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.37%
         220,010   PERFORMANCE FOOD GROUP COMPANY<<+                                                                     6,791,702
                                                                                                                  ----------------
TOTAL COMMON STOCKS (COST $437,475,277)                                                                                486,263,261
                                                                                                                  ----------------
COLLATERAL FOR SECURITIES LENDING - 28.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.73%
       3,624,123   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                3,624,123
                                                                                                                  ----------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 27.69%
$        403,866   AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.37%       03/14/2008    $        403,919
       2,067,572   AMERICAN GENERAL FINANCE CORPORATION+/-                              5.47        08/16/2007           2,068,523
         392,648   ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.37        04/23/2007             391,446
       1,121,851   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.30        04/25/2007           1,121,863
       1,121,851   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.39        10/25/2007           1,121,907
       1,121,851   BANCO SANTANDER TOTTA LOAN+/-++SS.                                   5.32        05/16/2008           1,121,964
       3,365,554   BANK OF AMERICA NA SERIES BKNT+/-                                    5.49        06/19/2007           3,365,823
       1,794,962   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,795,783)                                          5.49        04/02/2007           1,794,962
       2,468,073   BUCKINGHAM II CDO LLC                                                5.32        04/26/2007           2,459,435
         538,489   CAIRN HIGH GRADE FUNDING I LLC++                                     5.30        05/31/2007             533,863
         897,481   CAIRN HIGH GRADE FUNDING I LLC                                       5.30        06/07/2007             888,856
         897,481   CAIRN HIGH GRADE FUNDING I LLC++                                     5.31        05/03/2007             893,433
       1,121,851   CAIRN HIGH GRADE FUNDING I LLC++                                     5.31        05/23/2007           1,113,527
         448,741   CAIRN HIGH GRADE FUNDING I LLC                                       5.32        06/04/2007             444,626
       1,166,725   CAIRN HIGH GRADE FUNDING I LLC++                                     5.32        06/21/2007           1,153,145
       2,243,703   CEDAR SPRINGS CAPITAL COMPANY++                                      5.30        06/07/2007           2,222,141
       1,282,859   CEDAR SPRINGS CAPITAL COMPANY++                                      5.31        05/16/2007           1,274,649
         107,114   CEDAR SPRINGS CAPITAL COMPANY                                        5.31        04/13/2007             106,943
       1,488,024   CEDAR SPRINGS CAPITAL COMPANY                                        5.31        05/21/2007           1,477,414
         852,607   CEDAR SPRINGS CAPITAL COMPANY++                                      5.31        06/14/2007             843,544
         615,089   CEDAR SPRINGS CAPITAL COMPANY++                                      5.32        06/12/2007             608,735
         162,758   CEDAR SPRINGS CAPITAL COMPANY++                                      5.32        06/13/2007             161,052
          50,932   CHEYNE FINANCE LLC                                                   5.26        04/18/2007              50,813
         448,741   CHEYNE FINANCE LLC                                                   5.31        06/19/2007             443,647
         200,138   CHEYNE FINANCE LLC                                                   5.32        05/14/2007             198,915
       2,916,813   CHEYNE FINANCE LLC+/-++                                              5.34        02/25/2008           2,915,968
       1,121,851   CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.33        07/16/2007           1,121,975
         448,741   CIT GROUP INCORPORATED+/-                                            5.42        12/19/2007             449,023
         479,479   CIT GROUP INCORPORATED+/-                                            5.57        09/20/2007             479,935
         494,736   CIT GROUP INCORPORATED+/-                                            5.59        11/23/2007             495,340
      15,705,919   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $15,713,104)          5.49        04/02/2007          15,705,919
         224,370   COMERICA BANK+/-                                                     5.32        02/08/2008             223,473
       2,495,401   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                         5.38        04/10/2007           2,492,482
       1,009,666   CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.30        04/12/2007           1,008,192
       1,346,222   CORPORATE ASSET SECURITIZATION AUSTRALIA++                           5.32        04/20/2007           1,342,694
       1,121,851   CULLINAN FINANCE CORPORATION+/-++                                    5.32        02/12/2008           1,121,504
       2,243,703   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.28        06/25/2007           2,243,658
       3,611,464   DEER VALLEY FUNDING LLC++                                            5.29        04/19/2007           3,602,507
       1,682,777   DEER VALLEY FUNDING LLC++                                            5.29        05/15/2007           1,672,243
         632,096   DEER VALLEY FUNDING LLC++                                            5.31        04/11/2007             631,268
         673,111   DEER VALLEY FUNDING LLC                                              5.34        05/07/2007             669,685
      13,897,935   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $13,904,293)       5.49        04/02/2007          13,897,935
       2,243,703   FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.50        06/13/2007           2,244,017
         292,669   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.29        07/06/2007             288,630

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      1,391,589   FOX TROT CDO LIMITED++                                               5.31%       04/24/2007    $      1,387,122
         560,701   GENWORTH FINANCIAL INCORPORATED+/-                                   5.50        06/15/2007             560,886
         897,481   GEORGE STREET FINANCE LLC++                                          5.33        04/30/2007             893,819
       2,243,703   GREENWICH CAPITAL HOLDINGS                                           5.44        04/03/2007           2,243,366
       1,121,851   HARRIER FINANCE FUNDING LLC+/-++                                     5.31        01/11/2008           1,121,818
          89,748   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.54        05/15/2007              89,755
          60,939   HUDSON-THAMES LLC++                                                  5.26        04/04/2007              60,921
         336,466   HUDSON-THAMES LLC                                                    5.29        04/30/2007             335,093
       1,570,592   IBM CORPORATION SERIES MTN+/-                                        5.35        06/28/2007           1,570,843
       2,916,813   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.39        09/17/2007           2,916,813
       1,121,851   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.32        04/24/2008           1,121,907
         269,244   K2 (USA) LLC+/-++                                                    5.30        07/16/2007             269,271
         448,741   K2 (USA) LLC+/-++                                                    5.33        09/28/2007             448,741
       4,487,405   KEEL CAPITAL INCORPORATED++                                          5.30        04/12/2007           4,480,854
         136,507   KESTREL FUNDING US LLC                                               5.29        05/21/2007             135,534
       1,449,791   KLIO III FUNDING CORPORATION++                                       5.31        04/24/2007           1,445,137
         560,926   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             5.33        06/26/2007             560,942
       1,693,861   LIBERTY HARBOUR CDO II LIMITED++                                     5.30        04/27/2007           1,687,678
         157,059   LIBERTY HARBOUR CDO II LIMITED++                                     5.39        04/13/2007             156,808
         946,843   METLIFE GLOBAL FUNDING I+/-++                                        5.43        10/05/2007             947,306
       1,121,851   MORGAN STANLEY+/-                                                    5.36        07/12/2007           1,121,851
       1,647,326   MORGAN STANLEY+/-                                                    5.48        07/27/2007           1,647,903
       1,121,851   MORGAN STANLEY+/-                                                    5.51        08/07/2007           1,121,851
       9,872,292   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $9,876,809)      5.49        04/02/2007           9,872,292
         207,543   MORGAN STANLEY SERIES EXL+/-SS.                                      5.38        05/15/2008             207,555
         179,496   NATIONAL CITY BANK+/-                                                5.46        09/04/2007             179,514
       1,286,315   NATIONWIDE BUILDING SOCIETY+/-++                                     5.48        07/20/2007           1,286,984
         837,574   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.32        05/09/2007             833,060
       2,243,703   NORTHERN ROCK PLC+/-++SS.                                            5.34        05/05/2008           2,243,905
         648,146   PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.30        05/15/2007             648,146
         224,370   PICAROS FUNDING PLC++                                                5.29        06/22/2007             221,725
       1,278,911   PREMIUM ASSET TRUST+/-++                                             5.47        12/21/2007           1,280,701
       1,121,851   PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.37        12/16/2007           1,121,851
         852,607   PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.37        08/27/2007             852,607
         181,516   RACERS TRUST SERIES 2004-6-MM+/-++                                   5.34        09/24/2007             181,550
         564,112   REGENCY MARKETS #1 LLC++                                             5.28        05/15/2007             560,580
       1,570,592   SAINT GERMAIN FUNDING                                                5.31        04/19/2007           1,566,697
       1,032,103   SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.39        04/11/2008           1,032,103
         179,496   SKANDINAVISKA ENSKILDA BANKEN AB                                     5.26        08/20/2007             175,852
         897,481   SLM CORPORATION+/-++SS.                                              5.32        05/12/2008             897,571
          89,748   STANFIELD VICTORIA FUNDING LLC++                                     5.27        04/16/2007              89,565
         850,812   STANFIELD VICTORIA FUNDING LLC++                                     5.31        04/25/2007             847,962
         797,232   TASMAN FUNDING INCORPORATED++                                        5.29        04/04/2007             797,001
         259,417   TRAVELERS INSURANCE COMPANY+/-                                       5.39        02/08/2008             259,412
       1,121,851   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.33        06/15/2007           1,121,941
       1,121,851   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                5.34        05/08/2008           1,121,975

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        134,622   VERSAILLES CDS LLC++                                                 5.33%       04/16/2007    $        134,348
       2,243,703   VETRA FINANCE CORPORATION                                            5.31        06/12/2007           2,220,525
       1,014,737   WHISTLEJACKET CAPITAL LIMITED                                        5.30        04/23/2007           1,011,632
         269,244   WINDMILL FUNDING CORPORATION                                         5.38        04/02/2007             269,244
         785,296   WORLD OMNI VEHICLE LEASING++                                         5.30        04/18/2007             783,468
         448,741   WORLD OMNI VEHICLE LEASING++                                         5.36        04/19/2007             447,628

                                                                                                                       137,465,206
                                                                                                                  ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $141,089,329)                                                            141,089,329
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS - 2.13%
      10,600,495   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         10,600,495

TOTAL SHORT-TERM INVESTMENTS (COST $10,600,495)                                                                         10,600,495
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $589,165,101)*                                         128.50%                                              $    637,953,085
OTHER ASSETS AND LIABILITIES, NET                            (28.50)                                                  (141,491,805)
                                                             ------                                               ----------------

TOTAL NET ASSETS                                             100.00%                                              $    496,461,280
                                                             ======                                               ================

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,600,495.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
COMMON STOCKS - 96.70%

ADVERTISING - 0.58%
     94,000  CENVEO INCORPORATED+                                                                                  $      2,284,200
                                                                                                                   ----------------
AGRICULTURAL PRODUCTION CROPS - 1.15%
    110,000  DELTA & PINE LAND COMPANY                                                                                    4,532,000
                                                                                                                   ----------------

AMUSEMENT & RECREATION SERVICES - 1.44%
    103,110  CENTURY CASINOS INCORPORATED+                                                                                  850,658
    432,000  LAKES ENTERTAINMENT INCORPORATED+                                                                            4,816,800

                                                                                                                          5,667,458
                                                                                                                   ----------------

APPAREL & ACCESSORY STORES - 1.44%
     53,300  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                        1,538,771
     23,800  CHRISTOPHER & BANKS CORPORATION                                                                                463,386
      7,200  CLAIRE'S STORES INCORPORATED                                                                                   231,264
     42,100  FINISH LINE INCORPORATED CLASS A                                                                               530,460
     21,000  PAYLESS SHOESOURCE INCORPORATED+                                                                               697,200
     43,600  THE CATO CORPORATION CLASS A                                                                                 1,019,804
     45,100  UNITED RETAIL GROUP INCORPORATED+                                                                              542,102
    100,000  WET SEAL INCORPORATED CLASS A+                                                                                 655,000

                                                                                                                          5,677,987
                                                                                                                   ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.99%
     65,000  CUTTER & BUCK INCORPORATED                                                                                     770,250
     14,380  HANESBRANDS INCORPORATED+                                                                                      422,628
     18,000  KELLWOOD COMPANY                                                                                               527,940
     60,800  MAIDENFORM BRANDS INCORPORATED+                                                                              1,402,656
     10,800  MOTHERS WORK INCORPORATED+                                                                                     357,912
     34,000  QUIKSILVER INCORPORATED+                                                                                       394,400
      2,600  TEFRON LIMITED                                                                                                  25,428

                                                                                                                          3,901,214
                                                                                                                   ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.43%
     48,350  MONRO MUFFLER BRAKE INCORPORATED                                                                             1,697,085
                                                                                                                   ----------------

BIOPHARMACEUTICALS - 0.63%
      6,600  CEPHALON INCORPORATED+                                                                                         469,986
     77,130  CV THERAPEUTICS INCORPORATED+                                                                                  607,013
     64,100  PDL BIOPHARMA INCORPORATED+                                                                                  1,390,970

                                                                                                                          2,467,969
                                                                                                                   ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.41%
     19,400  LEVITT CORPORATION CLASS A                                                                                     180,614
     38,400  PERINI CORPORATION+                                                                                          1,415,424

                                                                                                                          1,596,038
                                                                                                                   ----------------

BUSINESS SERVICES - 8.60%
    468,700  3COM CORPORATION+                                                                                            1,832,617
     48,090  ABM INDUSTRIES INCORPORATED                                                                                  1,269,095
      5,800  AMERICAN SOFTWARE INCORPORATED CLASS A                                                                          46,690

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
BUSINESS SERVICES (CONTINUED)
     60,500  ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                            $        197,835
    238,300  APAC CUSTOMER SERVICES INCORPORATED+                                                                         1,117,627
    419,700  BEA SYSTEMS INCORPORATED+                                                                                    4,864,323
     69,000  BISYS GROUP INCORPORATED+                                                                                      790,740
    316,000  BORLAND SOFTWARE CORPORATION+                                                                                1,665,320
     22,900  COREL CORPORATION+                                                                                             294,265
     23,200  ELECTRO RENT CORPORATION+                                                                                      334,080
     25,455  ELECTRONICS FOR IMAGING INCORPORATED+                                                                          596,920
    149,775  EMBARCADERO TECHNOLOGIES INCORPORATED+                                                                       1,034,945
     43,000  GERBER SCIENTIFIC INCORPORATED+                                                                                456,230
     86,800  GSE SYSTEMS INCORPORATED+                                                                                      551,180
     96,235  HEALTHCARE SERVICES GROUP                                                                                    2,757,133
    204,410  HILL INTERNATIONAL INCORPORATED+                                                                             1,455,399
     14,400  HMS HOLDINGS CORPORATION+                                                                                      315,360
     64,900  I2 TECHNOLOGIES INCORPORATED+                                                                                1,557,600
     87,700  INFOUSA INCORPORATED                                                                                           843,674
     99,100  JDA SOFTWARE GROUP INCORPORATED+                                                                             1,489,473
     11,000  KRONOS INCORPORATED+                                                                                           588,500
    172,800  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                          879,552
    210,600  MIDWAY GAMES INCORPORATED+                                                                                   1,316,250
     29,105  MPS GROUP INCORPORATED+                                                                                        411,836
     34,600  MSC SOFTWARE CORPORATION                                                                                       475,750
     43,500  NOVELL INCORPORATED+                                                                                           314,070
     31,300  PEROT SYSTEMS CORPORATION CLASS A+                                                                             559,331
     55,700  PLATO LEARNING INCORPORATED+                                                                                   233,940
     12,900  SILICON GRAPHICS INCORPORATED+                                                                                 388,806
     55,500  SPSS INCORPORATED+                                                                                           2,003,550
    103,900  SUPPORTSOFT INCORPORATED+                                                                                      585,996
     11,800  SYBASE INCORPORATED+                                                                                           298,304
      4,700  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                                     94,658
    142,545  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                      1,254,396
     21,000  TRADESTATION GROUP INCORPORATED+                                                                               264,390
     38,575  VIGNETTE CORPORATION+                                                                                          716,338

                                                                                                                         33,856,173
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 2.79%
     33,730  ALPHARMA INCORPORATED CLASS A                                                                                  812,218
     10,300  CHATTEM INCORPORATED+                                                                                          607,082
     42,955  COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                       580,322
     52,200  ELIZABETH ARDEN INCORPORATED+                                                                                1,139,004
     64,700  ICO INCORPORATED+                                                                                              397,258
     68,600  LANDEC CORPORATION+                                                                                            972,748
    120,255  ORASURE TECHNOLOGIES INCORPORATED+                                                                             883,874
     10,500  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                     263,760
     61,910  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                         733,634
     12,200  ROCKWOOD HOLDINGS INCORPORATED+                                                                                337,696
     34,253  SERACARE LIFE SCIENCES INCORPORATED+                                                                           239,771

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
    107,640  WELLMAN INCORPORATED                                                                                  $        387,504
  1,261,400  XOMA LIMITED+                                                                                                3,645,446

                                                                                                                         11,000,317
                                                                                                                   ----------------

COMMUNICATIONS - 1.76%
     43,150  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                        481,986
    158,615  CINCINNATI BELL INCORPORATED+                                                                                  745,491
     35,750  ESCHELON TELECOM INCORPORATED+                                                                               1,033,175
     27,200  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                                  544,000
     68,920  LIGHTBRIDGE INCORPORATED+                                                                                    1,210,924
    110,335  MASTEC INCORPORATED+                                                                                         1,214,788
    151,200  PREMIERE GLOBAL SERVICES INCORPORATED+                                                                       1,696,464

                                                                                                                          6,926,828
                                                                                                                   ----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.37%
     57,970  COMFORT SYSTEMS USA INCORPORATED                                                                               694,481
     37,200  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                                  773,388

                                                                                                                          1,467,869
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 1.64%
     18,000  ASTORIA FINANCIAL CORPORATION                                                                                  478,620
      9,030  COMMUNITY BANCORP+                                                                                             277,673
    267,500  FIRST FINANCIAL BANCORP                                                                                      4,041,925
     45,453  FIRST SECURITY GROUP INCORPORATED                                                                              517,255
     29,240  MIDWEST BANC HOLDINGS INCORPORATED                                                                             517,840
     27,000  WASHINGTON FEDERAL INCORPORATED                                                                                633,420

                                                                                                                          6,466,733
                                                                                                                   ----------------

EATING & DRINKING PLACES - 0.41%
     68,600  BUCA INCORPORATED+                                                                                             377,300
      9,710  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                         319,362
     16,500  CEC ENTERTAINMENT INCORPORATED+                                                                                685,410
     19,400  RUBIO'S RESTAURANTS INCORPORATED+                                                                              221,548

                                                                                                                          1,603,620
                                                                                                                   ----------------

EDUCATIONAL SERVICES - 1.38%
    359,100  CORINTHIAN COLLEGES INCORPORATED+                                                                            4,937,625
     44,000  LEARNING TREE INTERNATIONAL INCORPORATED+                                                                      495,000

                                                                                                                          5,432,625
                                                                                                                   ----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.14%
    331,600  CASELLA WASTE SYSTEMS INCORPORATED CLASS A+                                                                  3,236,416
    154,100  CLEAN HARBORS INCORPORATED+                                                                                  6,968,402
        500  IDACORP INCORPORATED                                                                                            16,920
     49,900  PNM RESOURCES INCORPORATED                                                                                   1,611,770
     14,000  UNISOURCE ENERGY CORPORATION                                                                                   525,700

                                                                                                                         12,359,208
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.94%
     53,200  ACTEL CORPORATION+                                                                                    $        878,864
    110,300  ADAPTEC INCORPORATED+                                                                                          426,861
    218,500  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                 1,437,730
     79,750  ANDREW CORPORATION+                                                                                            844,553
    239,500  C-COR INCORPORATED+                                                                                          3,319,470
     32,100  DIODES INCORPORATED+                                                                                         1,118,685
     28,100  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                    540,644
    142,943  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                       450,270
     55,900  EXAR CORPORATION+                                                                                              740,116
    466,000  FUELCELL ENERGY INCORPORATED+                                                                                3,662,760
     67,395  GRAFTECH INTERNATIONAL LIMITED+                                                                                611,947
     26,900  HOUSTON WIRE & CABLE COMPANY+                                                                                  753,738
     12,600  IMATION CORPORATION                                                                                            508,788
     20,580  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                   508,943
     57,300  INTER-TEL INCORPORATED                                                                                       1,354,572
    243,700  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                       3,380,119
     25,800  METHODE ELECTRONICS INCORPORATED                                                                               381,066
    427,485  MRV COMMUNICATIONS INCORPORATED+                                                                             1,517,572
     22,190  OSI SYSTEMS INCORPORATED+                                                                                      586,704
    144,610  POWER-ONE INCORPORATED+                                                                                        827,169
    112,145  RICHARDSON ELECTRONICS LIMITED                                                                               1,047,434
     83,000  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                       409,190
    100,150  STATS CHIPPAC LIMITED ADR+                                                                                   1,203,803
     28,900  UNIVERSAL ELECTRONICS INCORPORATED+                                                                            805,154

                                                                                                                         27,316,152
                                                                                                                   ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.52%
     10,210  CDI CORPORATION                                                                                                295,273
     85,800  SYMYX TECHNOLOGIES INCORPORATED+                                                                             1,520,376
     11,400  TETRA TECH INCORPORATED+                                                                                       217,284
      3,100  TRIMERIS INCORPORATED+                                                                                          21,328

                                                                                                                          2,054,261
                                                                                                                   ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.48%
      9,450  CRANE COMPANY                                                                                                  381,969
     19,400  CROWN HOLDINGS INCORPORATED+                                                                                   474,524
     43,100  MATERIAL SCIENCES CORPORATION+                                                                                 430,138
     18,300  SUN HYDRAULICS CORPORATION                                                                                     489,159
      2,200  VALMONT INDUSTRIES INCORPORATED                                                                                127,226

                                                                                                                          1,903,016
                                                                                                                   ----------------

FOOD & KINDRED PRODUCTS - 3.51%
    518,185  DEL MONTE FOODS COMPANY                                                                                      5,948,764
     22,300  FLOWERS FOODS INCORPORATED                                                                                     672,791
    125,700  HERCULES INCORPORATED+                                                                                       2,456,178
    157,836  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                         4,730,345

                                                                                                                         13,808,078
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FOOD STORES - 0.92%
     23,200  INGLES MARKETS INCORPORATED CLASS A                                                                  $      947,488
    146,500  WILD OATS MARKETS INCORPORATED+                                                                           2,666,300

                                                                                                                       3,613,788
                                                                                                                  --------------
FURNITURE & FIXTURES - 0.57%
     17,900  DOREL INDUSTRIES INCORPORATED                                                                               583,540
     58,800  LSI INDUSTRIES INCORPORATED                                                                                 984,312
     37,800  SEALY CORPORATION                                                                                           660,744

                                                                                                                       2,228,596
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.43%
     57,700  GANDER MOUNTAIN COMPANY+                                                                                    643,932
     49,000  RETAIL VENTURES INCORPORATED+                                                                             1,031,450

                                                                                                                       1,675,382
                                                                                                                  --------------
HEALTH SERVICES - 4.14%
    115,800  ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                               353,190
     33,000  AMERICA SERVICE GROUP INCORPORATED+                                                                         550,110
     73,100  CARDIAC SCIENCE CORPORATION+                                                                                668,865
     46,075  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      839,947
     72,500  FIVE STAR QUALITY CARE INCORPORATED+                                                                        745,300
     10,455  GENESIS HEALTHCARE CORPORATION+                                                                             659,815
     37,770  GENTIVA HEALTH SERVICES INCORPORATED+                                                                       761,821
     24,440  HEALTHSOUTH REHABILITATION CORPORATION+                                                                     513,484
  1,169,600  HOOPER HOLMES INCORPORATED                                                                                5,228,112
     12,000  MATRIA HEALTHCARE INCORPORATED+                                                                             316,320
     58,000  NAUTILUS GROUP INCORPORATED                                                                                 894,940
    263,900  NEKTAR THERAPEUTICS+                                                                                      3,446,534
     53,400  OPTION CARE INCORPORATED                                                                                    710,220
     38,400  REHABCARE GROUP INCORPORATED+                                                                               609,408

                                                                                                                      16,298,066
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 3.84%
    158,565  AFFORDABLE RESIDENTIAL COMMUNITIES INCORPORATED+                                                          1,923,393
     22,400  AGREE REALTY CORPORATION                                                                                    764,736
      7,700  AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                               207,823
    130,175  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   2,015,109
    172,800  ANTHRACITE CAPITAL INCORPORATED                                                                           2,073,600
    174,300  ANWORTH MORTGAGE ASSET CORPORATION                                                                        1,702,911
     62,900  FELDMAN MALL PROPERTIES INCORPORATED                                                                        763,606
     34,755  GOVERNMENT PROPERTIES TRUST INCORPORATED                                                                    371,879
      9,700  HIGHLAND HOSPITALITY CORPORATION                                                                            172,660
     71,600  JER INVESTORS TRUST INCORPORATED                                                                          1,361,832
     90,100  LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                      805,494
     58,700  MEDICAL PROPERTIES TRUST INCORPORATED                                                                       862,303
    124,585  ORIGEN FINANCIAL INCORPORATED                                                                               867,112

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
     43,090  UMH PROPERTIES INCORPORATED                                                                          $      654,968
     38,300  WINSTON HOTELS INCORPORATED                                                                                 575,649

                                                                                                                      15,123,075
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
    152,400  BELL MICROPRODUCTS INCORPORATED+                                                                            975,360
     43,700  PIER 1 IMPORTS INCORPORATED                                                                                 301,967
     79,200  THE BOMBAY COMPANY INCORPORATED+                                                                             96,624

                                                                                                                       1,373,951
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.38%
      5,010  BOYD GAMING CORPORATION                                                                                     238,676
     45,955  EMPIRE RESORTS INCORPORATED+                                                                                431,517
     17,200  MTR GAMING GROUP INCORPORATED+                                                                              224,976
     55,510  OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                      567,312
      1,400  RED LION HOTELS CORPORATION+                                                                                 17,416

                                                                                                                       1,479,897
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.66%
     26,900  BLOUNT INTERNATIONAL INCORPORATED+                                                                          334,905
      9,000  BRIGGS & STRATTON CORPORATION                                                                               277,650
     42,300  COLUMBUS MCKINNON CORPORATION+                                                                              947,097
    109,700  CRAY INCORPORATED+                                                                                        1,512,763
     79,800  DOT HILL SYSTEMS CORPORATION+                                                                               291,270
    216,400  ENTEGRIS INCORPORATED+                                                                                    2,315,480
     45,000  FLANDER CORPORATION+                                                                                        326,250
     10,500  GARDNER DENVER INCORPORATED+                                                                                365,925
    596,900  INFOCUS CORPORATION+                                                                                      1,671,320
    297,055  INTERMEC INCORPORATED+                                                                                    6,636,209
      9,300  KADANT INCORPORATED+                                                                                        235,848
     12,800  KOMAG INCORPORATED+                                                                                         418,944
     96,100  NN INCORPORATED                                                                                           1,200,289
    155,700  PALL CORPORATION                                                                                          5,916,600
        200  PLANAR SYSTEMS INCORPORATED+                                                                                  1,734
     92,590  PROQUEST COMPANY+                                                                                           833,310
     91,200  QUALSTAR CORPORATION+                                                                                       281,808
     20,000  RACKABLE SYSTEMS INCORPORATED+                                                                              339,400
     22,900  RIMAGE CORPORATION+                                                                                         593,339
     45,400  ROBBINS & MYERS INCORPORATED                                                                              1,692,966
     27,200  SIMPLETECH INCORPORATED+                                                                                    191,488
        400  TENNANT COMPANY                                                                                              12,596
     14,100  TIMKEN COMPANY                                                                                              427,371
    243,000  ULTRATECH INCORPORATED+                                                                                   3,307,230

                                                                                                                      30,131,792
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.61%
    325,300  CRAWFORD & COMPANY CLASS A                                                                           $    1,805,415
     23,500  ONEBEACON INSURANCE GROUP LIMITED                                                                           587,500

                                                                                                                       2,392,915
                                                                                                                  --------------
INSURANCE CARRIERS - 5.89%
     41,300  AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                 714,490
     81,500  AMCOMP INCORPORATED+                                                                                        787,290
     87,500  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                           1,148,875
     44,000  AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                    838,640
     69,750  AMERISAFE INCORPORATED+                                                                                   1,314,788
     24,145  ARGONAUT GROUP INCORPORATED+                                                                                781,332
     14,950  CASTLEPOINT HOLDINGS LIMITED                                                                                244,433
    123,500  CONSECO INCORPORATED+                                                                                     2,136,550
     87,300  CRM HOLDINGS LIMITED+                                                                                       759,510
     77,500  DONEGAL GROUP INCORPORATED CLASS A                                                                        1,315,950
     21,900  EMC INSURANCE GROUP INCORPORATED                                                                            565,020
    199,200  FREMONT GENERAL CORPORATION                                                                               1,380,456
     14,400  HARLEYSVILLE GROUP INCORPORATED                                                                             467,856
    200,545  KMG AMERICA CORPORATION+                                                                                    928,523
     72,600  MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                   797,874
     11,215  MERCURY GENERAL CORPORATION                                                                                 594,844
     74,365  NORTH POINTE HOLDINGS CORPORATION+                                                                          899,073
     12,440  NYMAGIC INCORPORATED                                                                                        508,174
     13,000  OHIO CASUALTY CORPORATION                                                                                   389,350
     67,000  PMA CAPITAL CORPORATION CLASS A+                                                                            629,130
     11,425  PRA INTERNATIONAL+                                                                                          246,323
     75,900  PROCENTURY CORPORATION                                                                                    1,760,880
     34,800  SCOTTISH RE GROUP LIMITED+                                                                                  139,896
     55,965  SEABRIGHT INSURANCE HOLDINGS+                                                                             1,029,756
     89,200  SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                              689,516
     13,900  STANCORP FINANCIAL GROUP INCORPORATED                                                                       683,463
     28,600  STATE AUTO FINANCIAL CORPORATION                                                                            918,918
     12,300  TRIAD GUARANTY INCORPORATED+                                                                                509,343

                                                                                                                      23,180,253
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.39%
     33,967  GEO GROUP INCORPORATED+                                                                                   1,539,384
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS - 0.45%
     91,200  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         828,096
     28,500  SHOE CARNIVAL INCORPORATED+                                                                                 949,050

                                                                                                                       1,777,146
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.53%
    152,510  CHAMPION ENTERPRISES INCORPORATED+                                                                        1,342,088
     19,200  LOUISIANA-PACIFIC CORPORATION                                                                               385,152
     10,935  SKYLINE CORPORATION+                                                                                        368,947

                                                                                                                       2,096,187
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.34%
    202,644  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                             $    1,215,864
     11,815  ARMOR HOLDINGS INCORPORATED+                                                                                795,504
     40,300  CANTEL INDUSTRIES+                                                                                          620,217
     25,010  COHERENT INCORPORATED+                                                                                      793,817
    108,180  CREDENCE SYSTEMS CORPORATION+                                                                               358,076
     24,500  DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                         50,225
      7,200  DRS TECHNOLOGIES INCORPORATED                                                                               375,624
     64,300  EDAP TMS SA ADR+                                                                                            416,021
     92,800  HEALTHTRONICS INCORPORATED+                                                                                 500,192
     43,600  INPUT OUTPUT INCORPORATED+                                                                                  600,808
     62,600  MILLIPORE CORPORATION+                                                                                    4,536,622
    253,600  NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                     248,528
    171,000  ORTHOLOGIC CORPORATION+                                                                                     266,760
    228,000  PERKINELMER INCORPORATED                                                                                  5,522,160
     91,147  VITAL SIGNS INCORPORATED                                                                                  4,737,821

                                                                                                                      21,038,239
                                                                                                                  --------------
METAL MINING - 4.34%
    282,215  APEX SILVER MINES LIMITED+                                                                                3,643,396
    271,500  GAMMON LAKE RESOURCES INCORPORATED+                                                                       4,797,405
        200  GOLD FIELDS LIMITED ADR                                                                                       3,696
     24,985  GOLDCORP INCORPORATED                                                                                       600,140
    122,700  KINROSS GOLD CORPORATION+                                                                                 1,692,033
     16,700  MERIDIAN GOLD INCORPORATED+                                                                                 426,351
    213,900  MINEFINDERS CORPORATION LIMITED+                                                                          2,547,549
     61,490  NOVAGOLD RESOURCES INCORPORATED+                                                                          1,042,256
     97,625  RANDGOLD RESOURCES LIMITED ADR                                                                            2,334,214

                                                                                                                      17,087,040
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
    283,400  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           847,366
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.14%
     49,275  ACCO BRANDS CORPORATION+                                                                                  1,187,035
     47,600  K2 INCORPORATED+                                                                                            575,484
    134,500  LEAPFROG ENTERPRISES INCORPORATED+                                                                        1,439,150
     21,200  LYDALL INCORPORATED+                                                                                        336,868
     10,300  RC2 CORPORATION+                                                                                            416,017
     37,600  RUSS BERRIE & COMPANY INCORPORATED                                                                          530,160

                                                                                                                       4,484,714
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 0.69%
     54,100  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                      1,154,494
     69,400  FINLAY ENTERPRISES INCORPORATED+                                                                            403,214
     34,700  PC MALL INCORPORATED+                                                                                       345,959
     74,530  SHARPER IMAGE CORPORATION+                                                                                  823,557

                                                                                                                       2,727,224
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
MISCELLANEOUS SERVICES - 0.07%
     17,000  BANKFINANCIAL CORPORATION                                                                                $     276,590
                                                                                                                      -------------
MOTION PICTURES - 0.10%
     80,500  WPT ENTERPRISES INCORPORATED+                                                                                  413,770
                                                                                                                      -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.04%
      8,100  WERNER ENTERPRISES INCORPORATED                                                                                147,177
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.85%
     17,843  ACCREDITED HOME LENDERS HOLDING COMPANY+                                                                       165,405
     21,900  ASTA FUNDING INCORPORATED                                                                                      945,642
    120,200  MCG CAPITAL CORPORATION                                                                                      2,254,952

                                                                                                                          3,365,999
                                                                                                                      -------------
OIL & GAS EXTRACTION - 5.50%
      5,400  ATWOOD OCEANICS INCORPORATED+                                                                                  316,926
     53,600  BRIGHAM EXPLORATION COMPANY+                                                                                   333,392
      9,400  CARRIZO OIL & GAS INCORPORATED+                                                                                328,624
     31,500  COMSTOCK RESOURCES INCORPORATED+                                                                               862,470
     28,620  FOREST OIL CORPORATION+                                                                                        955,049
    242,990  GLOBAL INDUSTRIES LIMITED+                                                                                   4,444,287
     32,990  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                   1,230,197
     43,900  HELMERICH & PAYNE INCORPORATED                                                                               1,331,926
     69,565  KEY ENERGY SERVICES INCORPORATED+                                                                            1,137,388
     64,635  MCMORAN EXPLORATION COMPANY+                                                                                   886,146
    314,055  NEWPARK RESOURCES INCORPORATED+                                                                              2,214,088
     21,770  OCEANEERING INTERNATIONAL INCORPORATED+                                                                        916,952
     11,320  PRIDE INTERNATIONAL INCORPORATED+                                                                              340,732
     41,285  RANGE RESOURCES CORPORATION                                                                                  1,378,919
     24,000  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                         827,280
    264,900  SYNTROLEUM CORPORATION+                                                                                        826,488
     56,420  TRILOGY ENERGY TRUST                                                                                           497,004
      7,500  UNIT CORPORATION+                                                                                              379,425
     28,800  WARREN RESOURCES INCORPORATED+                                                                                 375,264
     91,135  WILLBROS GROUP INCORPORATED+                                                                                 2,054,183

                                                                                                                         21,636,740
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS - 1.92%
    106,500  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                           1,382,370
     83,685  CHESAPEAKE CORPORATION                                                                                       1,263,644
    147,800  MEADWESTVACO CORPORATION                                                                                     4,558,152
     25,445  WAUSAU PAPER CORPORATION                                                                                       365,390

                                                                                                                          7,569,556
                                                                                                                      -------------
PERSONAL SERVICES - 0.20%
     19,600  REGIS CORPORATION                                                                                              791,252
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 0.40%
     20,275  INTEROIL CORPORATION+                                                                                    $     539,315
     32,100  WD-40 COMPANY                                                                                                1,017,891

                                                                                                                          1,557,206
                                                                                                                      -------------
PIPELINES, EXCEPT NATURAL GAS - 0.14%
     10,000  ENBRIDGE ENERGY PARTNERS LP                                                                                    558,900
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES - 0.64%
     14,700  MUELLER INDUSTRIES INCORPORATED                                                                                442,470
     39,900  NORTHWEST PIPE COMPANY+                                                                                      1,589,217
     11,200  NOVAMERICAN STEEL INCORPORATED+                                                                                495,264

                                                                                                                          2,526,951
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.36%
     27,400  AMERICAN GREETINGS CORPORATION CLASS A                                                                         635,954
     41,300  ENNIS INCORPORATED                                                                                           1,105,188
     79,690  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                  1,044,736
     20,165  MCCLATCHY COMPANY CLASS A                                                                                      637,416
    458,200  PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                    4,714,878
     52,400  PRESSTEK INCORPORATED+                                                                                         317,020
     11,560  R.H. DONNELLEY CORPORATION+                                                                                    819,488

                                                                                                                          9,274,680
                                                                                                                      -------------
REAL ESTATE - 0.13%
     33,100  THOMAS PROPERTIES GROUP INCORPORATED                                                                           513,712
                                                                                                                      -------------
REAL ESTATE INVESTMENT TRUST (REIT) - 0.30%
     55,300  LEXINGTON CORPORATE PROPERTIES TRUST                                                                         1,168,489
                                                                                                                      -------------
RETAIL, TRADE & SERVICES - 0.37%
     61,500  STRIDE RITE CORPORATION                                                                                        946,485
     92,000  TRANSPORT WORLD MUSIC CORPORATION+                                                                             522,560

                                                                                                                          1,469,045
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.36%
    159,760  INTERTAPE POLYMER GROUP INCORPORATED+                                                                          658,211
     31,100  TUPPERWARE CORPORATION                                                                                         775,323

                                                                                                                          1,433,534
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.27%
     62,470  MARKETAXESS HOLDINGS INCORPORATED+                                                                           1,045,748
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.59%
     96,520  GENTEX CORPORATION                                                                                           1,568,450
     95,085  US CONCRETE INCORPORATED+                                                                                      743,565

                                                                                                                          2,312,015
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                 VALUE
TRANSPORTATION BY AIR - 0.37%
     76,405  AIRTRAN HOLDINGS INCORPORATED+                                                                           $     784,679
     50,285  JETBLUE AIRWAYS CORPORATION+                                                                                   578,780
      3,300  PHI INCORPORATED+                                                                                               86,724

                                                                                                                          1,450,183
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 1.88%
     40,600  AFTERMARKET TECHNOLOGY CORPORATION+                                                                            985,768
     25,600  ARCTIC CAT INCORPORATED                                                                                        498,944
    221,090  EXIDE TECHNOLOGIES+                                                                                          1,923,483
    152,785  FLEETWOOD ENTERPRISES INCORPORATED+                                                                          1,208,529
      4,500  K & F INDUSTRIES HOLDINGS INCORPORATED+                                                                        121,185
     26,500  MONACO COACH CORPORATION                                                                                       422,145
     53,300  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                    1,697,605
     15,400  WABTEC CORPORATION                                                                                             531,146

                                                                                                                          7,388,805
                                                                                                                      -------------
TRANSPORTATION SERVICES - 0.42%
     45,900  DYNAMEX INCORPORATED+                                                                                        1,167,696
     10,400  GATX CORPORATION                                                                                               497,120

                                                                                                                          1,664,816
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.12%
    113,100  BIOSCRIP INCORPORATED+                                                                                         354,003
     43,000  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                                1,103,810
     27,400  SCHOOL SPECIALTY INCORPORATED+                                                                                 989,414
    186,350  SOURCE INTERLINK COMPANIES INCORPORATED+                                                                     1,250,409
     11,700  UNITED STATIONERS INCORPORATED+                                                                                701,064

                                                                                                                          4,398,700
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS - 2.17%
    104,331  DELIAS INCORPORATED+                                                                                           957,759
     67,500  INTERLINE BRANDS INCORPORATED+                                                                               1,479,600
     47,200  KAMAN CORPORATION CLASS A                                                                                    1,100,232
     66,600  KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                                 2,244,420
     45,900  LENOX GROUP INCORPORATED+                                                                                      302,022
     21,800  LKQ CORPORATION+                                                                                               476,548
     91,000  MICROTECK MEDICAL HOLDING INCORPORATED+                                                                        433,160
     78,900  NAVARRE CORPORATION+                                                                                           295,875
      5,600  OWENS & MINOR INCORPORATED                                                                                     205,688
     81,700  POMEROY IT SOLUTIONS INCORPORATED+                                                                             736,934
     30,400  WILLIS LEASE FINANCE CORPORATION+                                                                              306,128

                                                                                                                          8,538,366
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $356,471,572)                                                                                 380,616,080
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                                VALUE
RIGHTS - 0.00%
     24,500  DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                     $       4,900

TOTAL RIGHTS (COST $27,063)                                                                                                   4,900
                                                                                                                      -------------
WARRANTS - 0.17%
    170,570  HILL INTERNATIONAL INCORPORATED+                                                                               399,134
    519,855  OAKMONT ACQUISITION CORPORATION+                                                                               259,928

TOTAL WARRANTS (COST $592,597)                                                                                              659,062
                                                                                                                      -------------
PREFERRED STOCKS - 0.06%
      8,900  ANWORTH MORTGAGE                                                                                               232,732

TOTAL PREFERRED STOCKS (COST $223,725)                                                                                      232,732
                                                                                                                      -------------
SHORT-TERM INVESTMENTS - 2.22%
  8,725,469  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 8,725,469

TOTAL SHORT-TERM INVESTMENTS (COST $8,725,469)                                                                            8,725,469
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $366,040,426)*                                                       99.15%                                     $ 390,238,243
OTHER ASSETS AND LIABILITIES, NET                                           0.85                                          3,343,380
                                                                          ------                                      -------------

TOTAL NET ASSETS                                                          100.00%                                     $ 393,581,623
                                                                          ======                                      =============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,725,469.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              C&B LARGE    DISCIPLINED     EMERGING           EQUITY
                                                                              CAP VALUE         GROWTH       GROWTH           INCOME
                                                                              PORTFOLIO      PORTFOLIO    PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ....................................   $1,091,188,435  $ 180,461,796  $44,646,659  $   799,523,739
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .........................       93,392,192     15,719,397   15,599,113      101,576,156
   INVESTMENTS IN AFFILIATES .........................................      117,775,852      6,637,065            0        7,754,418
                                                                         -----------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................    1,302,356,479    202,818,258   60,245,772      908,854,313
                                                                         -----------------------------------------------------------
   FOREIGN CURRENCY, AT VALUE ........................................                0              0            0                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..................                0              0            0                0
   RECEIVABLE FOR INVESTMENTS SOLD ...................................                0              0      983,143       32,389,750
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................        2,230,125        188,505        7,343          923,666
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS .....                0              0            0                0
   PREPAID EXPENSES AND OTHER ASSETS .................................                0              0            0                0
                                                                         -----------------------------------------------------------
TOTAL ASSETS .........................................................    1,304,586,604    203,006,763   61,236,258      942,167,729
                                                                         -----------------------------------------------------------
LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ...............................                0              0       84,739                0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...........                0              0            0                0
   FOREIGN TAXES PAYABLE .............................................              390              0            0                0
   PAYABLE FOR INVESTMENTS PURCHASED .................................       24,725,864      3,706,786      812,116       27,596,677
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............          628,992        124,054       35,739          380,832
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ............................       93,392,192     15,719,397   15,599,113      101,576,156
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................           14,005         27,267        8,299           43,881
                                                                         -----------------------------------------------------------
TOTAL LIABILITIES ....................................................      118,761,443     19,577,504   16,540,006      129,597,546
                                                                         ===========================================================
TOTAL NET ASSETS .....................................................   $1,185,825,161  $ 183,429,259  $44,696,252  $   812,570,183
                                                                         ===========================================================
INVESTMENTS AT COST ..................................................   $1,224,811,205  $ 180,169,105  $57,891,496  $   685,022,789
                                                                         ===========================================================
FOREIGN CURRENCIES AT COST ...........................................   $            0  $           0  $         0  $             0
                                                                         ===========================================================
SECURITIES ON LOAN, AT MARKET VALUE ..................................   $   90,449,954  $  15,292,416  $15,143,175  $    98,001,119
                                                                         ===========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                              EQUITY                   INTERNATIONAL  INTERNATIONAL
                                                                               VALUE            INDEX           CORE         GROWTH
                                                                           PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ....................................  $584,060,870  $ 2,676,587,913  $ 158,292,177  $ 299,416,868
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .........................    32,858,543      416,186,909      5,336,062     16,952,435
   INVESTMENTS IN AFFILIATES .........................................     9,876,985       50,072,623              0              0
                                                                        -----------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................   626,796,398    3,142,847,445    163,628,239    316,369,303
                                                                        -----------------------------------------------------------
   FOREIGN CURRENCY, AT VALUE ........................................             0                0              0             97
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..................             0                0              0              0
   RECEIVABLE FOR INVESTMENTS SOLD ...................................     4,687,283           59,285      6,098,387     11,323,111
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................       690,493        3,348,146      1,092,857      1,068,375
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS .....             0                0              0              0
   PREPAID EXPENSES AND OTHER ASSETS .................................             0                0            442          4,851
                                                                        -----------------------------------------------------------
TOTAL ASSETS .........................................................   632,174,174    3,146,254,876    170,819,925    328,765,737
                                                                        -----------------------------------------------------------
LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ...............................             0                0      4,184,367      1,146,304
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...........             0            5,100              0              0
   FOREIGN TAXES PAYABLE .............................................             0                0         11,974              0
   PAYABLE FOR INVESTMENTS PURCHASED .................................     9,583,111        3,502,642      1,654,020      2,351,173
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............       339,186          212,869        146,652        268,586
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ............................    32,858,543      416,186,909      5,336,062     16,952,435
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................        34,281           42,527              0          1,032
                                                                        -----------------------------------------------------------
TOTAL LIABILITIES ....................................................    42,815,121      419,950,047     11,333,075     20,719,530
                                                                        ===========================================================
TOTAL NET ASSETS .....................................................  $589,359,053  $ 2,726,304,829  $ 159,486,850  $ 308,046,207
                                                                        ===========================================================
INVESTMENTS AT COST ..................................................  $554,027,713  $ 2,505,566,510  $ 129,146,722  $ 250,579,390
                                                                        ===========================================================
FOREIGN CURRENCIES AT COST ...........................................  $          0  $             0  $           0  $         100
                                                                        ===========================================================
SECURITIES ON LOAN, AT MARKET VALUE ..................................  $ 31,878,159  $   401,928,899  $   5,120,332  $  16,125,788
                                                                        ===========================================================

                                                                        INTERNATIONAL  INTERNATIONAL      LARGE CAP   LARGE COMPANY
                                                                                INDEX          VALUE   APPRECIATION          GROWTH
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ....................................  $ 156,154,463  $ 354,282,457  $ 160,585,453  $2,668,652,136
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .........................      7,971,550     17,698,422     11,066,341     347,271,247
   INVESTMENTS IN AFFILIATES .........................................              0      4,203,521      4,852,808      20,693,392
                                                                        -----------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................    164,126,013    376,184,400    176,504,602   3,036,616,775
                                                                        -----------------------------------------------------------
   FOREIGN CURRENCY, AT VALUE ........................................        725,791      9,415,521              0               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..................        386,685              0              0               0
   RECEIVABLE FOR INVESTMENTS SOLD ...................................      7,185,783         82,042        676,043      22,609,751
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................        786,815      2,168,606        120,626       1,001,736
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS .....          5,230              0              0               0
   PREPAID EXPENSES AND OTHER ASSETS .................................              0              0              0               0
                                                                        -----------------------------------------------------------
TOTAL ASSETS .........................................................    173,216,317    387,850,569    177,301,271   3,060,228,262
                                                                        -----------------------------------------------------------
LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ...............................      5,656,794              0              0               0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...........              0              0              0               0
   FOREIGN TAXES PAYABLE .............................................              0              0            423               0
   PAYABLE FOR INVESTMENTS PURCHASED .................................         32,466        229,816              0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............         62,614        322,266         97,783       1,582,118
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ............................      7,971,550     17,698,422     11,066,341     347,271,247
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................         67,657         38,148         60,482         300,314
                                                                        -----------------------------------------------------------
TOTAL LIABILITIES ....................................................     13,791,081     18,288,652     11,225,029     349,153,679
                                                                        ===========================================================
TOTAL NET ASSETS .....................................................  $ 159,425,236  $ 369,561,917  $ 166,076,242  $2,711,074,583
                                                                        ===========================================================
INVESTMENTS AT COST ..................................................  $ 110,253,430  $ 289,140,631  $ 161,404,883  $2,416,884,019
                                                                        ===========================================================
FOREIGN CURRENCIES AT COST ...........................................  $     716,028  $   9,291,904  $           0  $            0
                                                                        ===========================================================
SECURITIES ON LOAN, AT MARKET VALUE ..................................  $   7,559,544  $  16,786,462  $  10,769,367  $  336,070,411
                                                                        ===========================================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      SMALL CAP    SMALL COMPANY    SMALL COMPANY         STRATEGIC
                                                                          INDEX           GROWTH            VALUE         SMALL CAP
                                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO   VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...........................   $   432,156,119   $  902,778,327    $ 486,263,261   $   381,512,774
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................       110,396,932       75,618,119      141,089,329                 0
   INVESTMENTS IN AFFILIATES ................................         4,074,814       18,331,267       10,600,495         8,725,469
                                                                -------------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........       546,627,865      996,727,713      637,953,085       390,238,243
                                                                -------------------------------------------------------------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .........            22,200                0                0                 0
   RECEIVABLE FOR INVESTMENTS SOLD ..........................         3,143,755       10,099,078        1,736,085         5,396,368
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...................           367,664          326,430          489,332           384,827
                                                                -------------------------------------------------------------------
TOTAL ASSETS ................................................       550,161,484    1,007,153,221      640,178,502       396,019,438
                                                                -------------------------------------------------------------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ........................         2,062,698       14,702,734        2,216,114         2,115,638
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....            60,985          704,593          387,515           317,812
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................       110,396,932       75,618,119      141,089,329                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................            21,823           33,106           24,264             4,365
                                                                -------------------------------------------------------------------
TOTAL LIABILITIES ...........................................       112,542,438       91,058,552      143,717,222         2,437,815
                                                                -------------------------------------------------------------------
TOTAL NET ASSETS ............................................   $   437,619,046   $  916,094,669    $ 496,461,280   $   393,581,623
                                                                ===================================================================
INVESTMENTS AT COST .........................................   $   435,019,959   $  937,359,226    $ 589,165,101   $   366,040,426
                                                                ===================================================================
SECURITIES ON LOAN, AT MARKET VALUE .........................   $   106,513,181   $   71,636,784    $ 136,005,948   $             0
                                                                ===================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                      STATEMENTS OF OPERATIONS--
                                 FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           C&B LARGE   DISCIPLINED        EMERGING           EQUITY
                                                                           CAP VALUE        GROWTH          GROWTH           INCOME
                                                                           PORTFOLIO     PORTFOLIO       PORTFOLIO(2)     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................  $ 8,374,277     $ 811,512   $       5,141     $ 11,382,219
   INTEREST ...........................................................          214             0               0            3,972
   INCOME FROM AFFILIATED SECURITIES ..................................    1,695,481       116,022          43,724          178,253
   SECURITIES LENDING INCOME, NET .....................................       42,945         4,836           7,210           25,635
                                                                         -----------------------------------------------------------
TOTAL INVESTMENT INCOME ...............................................   10,112,917       932,370          56,075       11,590,079
                                                                         -----------------------------------------------------------
EXPENSES
   ADVISORY FEES ......................................................    3,441,520       714,553          67,628        3,402,318
   CUSTODY FEES .......................................................       94,888        19,055           1,503           93,666
   ACCOUNTING FEES ....................................................            0             0               0                0
   PROFESSIONAL FEES ..................................................       12,579        10,683           4,487           15,856
   SHAREHOLDER REPORTS ................................................            0             0           1,671                0
   TRUSTEES' FEES .....................................................        3,137         3,283           1,437            1,904
   OTHER FEES AND EXPENSES ............................................       10,389         2,358             918           13,743
                                                                         -----------------------------------------------------------
TOTAL EXPENSES ........................................................    3,562,513       749,932          77,644        3,527,487
                                                                         -----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................     (340,841)         (537)         (5,339)        (767,684)
   NET EXPENSES .......................................................    3,221,672       749,395          72,305        2,759,803
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................    6,891,245       182,975         (16,230)       8,830,276
                                                                         -----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   37,193,983    14,969,611      (1,346,048)     103,785,551
   FORWARD FOREIGN CURRENCY CONTRACTS .................................            0             0               0                0
   FUTURES TRANSACTIONS ...............................................            0             0               0                0
                                                                         -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................   37,193,983    14,969,611      (1,346,048)     103,785,551
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   10,573,007    (2,728,749)      2,354,276      (39,140,605)
   FORWARD FOREIGN CURRENCY CONTRACTS .................................            0             0               0                0
   FUTURES TRANSACTIONS ...............................................            0             0               0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...........            0             0               0        3,048,704
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .....................................................   10,573,007    (2,728,749)      2,354,276      (36,091,901)
                                                                         -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................   47,766,990    12,240,862       1,008,228       67,693,650
                                                                         -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......  $54,658,235   $12,423,837   $     991,998     $ 76,523,926
                                                                         ===========================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................  $         0   $         0   $           0     $          0

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                              EQUITY                  INTERNATIONAL   INTERNATIONAL
                                                                               VALUE          INDEX            CORE          GROWTH
                                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................  $ 5,273,402   $ 26,681,824   $   1,246,900   $   1,763,152
   INTEREST ...........................................................            0         31,453               0               0
   INCOME FROM AFFILIATED SECURITIES ..................................      264,744        516,222          49,445         178,119
   SECURITIES LENDING INCOME, NET .....................................       39,209        162,544          18,666          24,265
                                                                         -----------------------------------------------------------
TOTAL INVESTMENT INCOME ...............................................    5,577,355     27,392,043       1,315,011       1,965,536
                                                                         -----------------------------------------------------------
EXPENSES
   ADVISORY FEES ......................................................    2,022,926      1,145,503         782,835       1,456,942
   CUSTODY FEES .......................................................       54,239        272,226          82,404         153,362
   ACCOUNTING FEES ....................................................            0              0          10,776           3,039
   PROFESSIONAL FEES ..................................................       13,425         21,431           7,878           1,979
   SHAREHOLDER REPORTS ................................................            0              0               0             358
   TRUSTEES' FEES .....................................................        3,334          3,559           4,553           3,620
   OTHER FEES AND EXPENSES ............................................        5,668         28,281           3,019             707
                                                                         -----------------------------------------------------------
TOTAL EXPENSES ........................................................    2,099,592      1,471,000         891,465       1,620,007
                                                                         -----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................     (253,699)      (266,551)         (4,702)        (60,378)
   NET EXPENSES .......................................................    1,845,893      1,204,449         886,763       1,559,629
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................    3,731,462     26,187,594         428,248         405,907
                                                                         -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   29,315,347     49,316,947      13,487,648      23,754,540
   FORWARD FOREIGN CURRENCY CONTRACTS .................................            0              0               0               0
   FUTURES TRANSACTIONS ...............................................            0       (110,281)              0               0
                                                                         -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................   29,315,347     49,206,666      13,487,648      23,754,540
                                                                         -----------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   22,981,880    112,618,629       5,610,082      19,945,680
   FORWARD FOREIGN CURRENCY CONTRACTS .................................            0              0          (3,933)         (3,277)
   FUTURES TRANSACTIONS ...............................................            0        200,575               0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...........            0              0               0               0
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .....................................................   22,981,880    112,819,204       5,606,149      19,942,403
                                                                         -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................   52,297,227    162,025,870      19,093,797      43,696,943
                                                                         -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......  $56,028,689   $188,213,464   $  19,522,045   $  44,102,850
                                                                         ===========================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................  $     4,248   $          0   $      81,626   $     192,345

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

                                                                         INTERNATIONAL  INTERNATIONAL     LARGE CAP   LARGE COMPANY
                                                                                 INDEX          VALUE  APPRECIATION          GROWTH
                                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................  $   1,505,038  $   3,557,959  $  1,039,344  $   11,924,876
   INTEREST ...........................................................          7,222         13,793             0               0
   INCOME FROM AFFILIATED SECURITIES ..................................         25,806        284,985       124,529         936,803
   SECURITIES LENDING INCOME, NET .....................................         20,589         42,647         5,865          81,480
                                                                         -----------------------------------------------------------
TOTAL INVESTMENT INCOME ...............................................      1,558,655      3,899,384     1,169,738      12,943,159
                                                                         -----------------------------------------------------------
EXPENSES
   ADVISORY FEES ......................................................        288,803      1,603,158       593,356      10,155,736
   CUSTODY FEES .......................................................         82,515        168,753        16,953         301,225
   ACCOUNTING FEES ....................................................          3,593         13,712             0               0
   PROFESSIONAL FEES ..................................................         15,862         10,346         9,108          19,389
   SHAREHOLDER REPORTS ................................................          1,167          2,698             0         238,000
   TRUSTEES' FEES .....................................................          4,485          4,481         3,197           1,806
   OTHER FEES AND EXPENSES ............................................          4,010          2,783         2,817          35,652
                                                                         -----------------------------------------------------------
TOTAL EXPENSES ........................................................        400,435      1,805,931       625,431      10,751,808
                                                                         -----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................         (5,322)       (24,737)      (37,500)       (627,037)
   NET EXPENSES .......................................................        395,113      1,781,194       587,931      10,124,771
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................      1,163,542      2,118,190       581,807       2,818,388
                                                                         -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....      8,168,110      8,493,190     6,342,079     133,242,937
   FORWARD FOREIGN CURRENCY CONTRACTS .................................         32,255              0             0               0
   FUTURES TRANSACTIONS ...............................................        101,438              0             0               0
                                                                         -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................      8,301,803      8,493,190     6,342,079     133,242,937
                                                                         -----------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....     13,246,191     41,673,380     4,437,705      32,152,936
   FORWARD FOREIGN CURRENCY CONTRACTS .................................          9,219              0             0               0
   FUTURES TRANSACTIONS ...............................................         80,867              0             0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...........              0              0             0               0
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .....................................................     13,336,277     41,673,380     4,437,705      32,152,936

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................     21,638,080     50,166,570    10,779,784     165,395,873
                                                                         -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......  $  22,801,622  $  52,284,760  $ 11,361,591  $  168,214,261
                                                                         ===========================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................  $      97,632  $     174,249  $          0  $            0

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                      STATEMENTS OF OPERATIONS--
                                 FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           SMALL CAP  SMALL COMPANY  SMALL COMPANY        STRATEGIC
                                                                               INDEX         GROWTH          VALUE        SMALL CAP
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO  VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................  $ 1,934,796  $   1,513,319  $   2,660,292  $     1,627,246
   INTEREST ...........................................................        6,412              0              0              541
   INCOME FROM AFFILIATED SECURITIES ..................................      124,920        581,001        264,718          410,979
   SECURITIES LENDING INCOME,  NET ....................................      182,617         59,584        162,488                0
                                                                         -----------------------------------------------------------
TOTAL INVESTMENT INCOME ...............................................    2,248,745      2,153,904      3,087,498        2,038,766
                                                                         -----------------------------------------------------------
EXPENSES
   ADVISORY FEES ......................................................      423,769      4,116,992      2,176,260        1,716,762
   CUSTODY FEES .......................................................       42,377         93,937         48,367           38,150
   ACCOUNTING FEES ....................................................            0              0              0            1,644
   PROFESSIONAL FEES ..................................................       13,777         15,014         11,345           10,252
   REGISTRATION FEES ..................................................            0              0              0               27
   SHAREHOLDER REPORTS ................................................            0              0              0            1,402
   TRUSTEES' FEES .....................................................        2,936          1,928          2,893            4,370
   OTHER FEES AND EXPENSES ............................................        4,282         11,118          4,467            3,569
                                                                         -----------------------------------------------------------
TOTAL EXPENSES ........................................................      487,141      4,238,989      2,243,332        1,776,176
                                                                         -----------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................      (41,280)        (5,764)       (22,202)         (18,504)
   NET EXPENSES .......................................................      445,861      4,233,225      2,221,130        1,757,672
                                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................................    1,802,884     (2,079,321)       866,368          281,094
                                                                         -----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   22,822,589     61,968,038     26,997,210       14,368,826
   FUTURES TRANSACTIONS ...............................................     (131,278)             0              0                0
                                                                         -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................   22,691,311     61,968,038     26,997,210       14,368,826
                                                                         -----------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....   19,586,227     19,801,504     18,859,861       25,210,750
   FUTURES TRANSACTIONS ...............................................      132,578              0              0                0
                                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .....................................................   19,718,805     19,801,504     18,859,861       25,210,750
                                                                         -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................   42,410,116     81,769,542     45,857,071       39,579,576
                                                                         -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......  $44,213,000  $  79,690,221  $  46,723,439  $    39,860,670
                                                                         ===========================================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................  $       396  $           0  $           0  $         6,398

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             C&B LARGE CAP VALUE PORTFOLIO         DISCIPLINED GROWTH PORTFOLIO
                                                         ------------------------------------  ------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    841,546,047  $      774,696,069  $    187,057,301  $      184,902,166

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         6,891,245          14,179,146           182,975             216,903
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        37,193,983          36,879,416        14,969,611           6,997,204
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        10,573,007          67,028,509        (2,728,749)         (4,599,455)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        54,658,235         118,087,071        12,423,837           2,614,652
                                                         ---------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................       355,996,454          56,382,255         2,615,322          10,644,735
   WITHDRAWALS ........................................       (66,375,575)       (107,619,350)      (18,667,201)        (11,104,252)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       289,620,879         (51,237,095)      (16,051,879)           (459,517)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................       344,279,114          66,849,976        (3,628,042)          2,155,135
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $  1,185,825,161  $      841,546,045  $    183,429,259  $      187,057,301
                                                         ===========================================================================


(1)   THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                            EMERGING
                                                             GROWTH
                                                          PORTFOLIO(1)          EQUITY INCOME PORTFOLIO
                                                         --------------  -------------------------------------
                                                                FOR THE           FOR THE
                                                           PERIOD ENDED  SIX MONTHS ENDED             FOR THE
                                                         MARCH 31, 2007    MARCH 31, 2007          YEAR ENDED
                                                            (UNAUDITED)       (UNAUDITED)  SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $            0  $  1,015,722,285  $    1,273,196,285

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         (16,230)        8,830,276          19,887,451
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............      (1,346,048)      103,785,551         123,786,012
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................       2,354,276       (36,091,901)        (31,413,024)
                                                         -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................         991,998        76,523,926         112,260,439
                                                         -----------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................      46,176,674        12,783,773          34,802,222
   WITHDRAWALS ........................................      (2,472,420)     (292,459,801)       (404,536,661)
                                                         -----------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................      43,704,254      (279,676,028)       (369,734,439)
                                                         -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................      44,696,252      (203,152,102)       (257,474,000)
                                                         =====================================================
ENDING NET ASSETS .....................................  $   44,696,252  $    812,570,183  $    1,015,722,285
                                                         =====================================================

                                                                EQUITY VALUE PORTFOLIO                   INDEX PORTFOLIO
                                                         ------------------------------------  ------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    490,515,385  $      438,219,988  $  2,548,093,616  $    2,151,037,408

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         3,731,462           5,440,295        26,187,594          43,311,188
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        29,315,347          27,936,911        49,206,666          73,306,134
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        22,981,880          14,109,152       112,819,204         122,263,467
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        56,028,689          47,486,358       188,213,464         238,880,789
                                                         ---------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................        81,402,732          63,991,943       171,426,315         501,457,635
   WITHDRAWALS ........................................       (38,587,753)        (59,182,904)     (181,428,566)       (343,282,216)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................        42,814,979           4,809,039       (10,002,251)        158,175,419
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................        98,843,668          52,295,397       178,211,213         397,056,208
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $    589,359,053  $      490,515,385  $  2,726,304,829  $    2,548,093,616
                                                         ===========================================================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             INTERNATIONAL CORE PORTFOLIO         INTERNATIONAL GROWTH PORTFOLIO
                                                         ------------------------------------  -------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    161,638,942  $      160,473,368  $    301,162,819  $      251,828,302

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................           428,248           3,202,167           405,907           2,355,509
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        13,487,648          12,330,457        23,754,540          27,546,438
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................         5,606,149           7,217,415        19,942,403          19,723,089
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        19,522,045          22,750,039        44,102,850          49,625,036
                                                         ---------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................         3,217,118           9,573,177        33,228,492          44,376,075
   WITHDRAWALS ........................................       (24,891,255)        (31,157,642)      (70,447,954)        (44,666,594)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       (21,674,137)        (21,584,465)      (37,219,462)           (290,519)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................        (2,152,092)          1,165,574         6,883,388          49,334,517
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $    159,486,850  $      161,638,942  $    308,046,207  $      301,162,819
                                                         ===========================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             INTERNATIONAL INDEX PORTFOLIO         INTERNATIONAL VALUE PORTFOLIO
                                                         ------------------------------------  ------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    161,960,014  $      161,372,219  $    303,207,650  $      162,175,581

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         1,163,542           4,192,841         2,118,190           4,152,778
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............         8,301,803           9,015,257         8,493,190          20,144,518
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        13,336,277          16,305,976        41,673,380           7,633,526
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        22,801,622          29,514,074        52,284,760          31,930,822
                                                         ---------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................         2,691,456           7,996,182        45,858,777         146,254,390
   WITHDRAWALS ........................................       (28,027,856)        (36,922,461)      (31,789,270)        (37,153,143)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       (25,336,400)        (28,926,279)       14,069,507         109,101,247
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................        (2,534,778)            587,795        66,354,267         141,032,069
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $    159,425,236  $      161,960,014  $    369,561,917  $      303,207,650
                                                         ===========================================================================

                                                            LARGE CAP APPRECIATION PORTFOLIO
                                                          -------------------------------------
                                                                   FOR THE
                                                          SIX MONTHS ENDED             FOR THE
                                                            MARCH 31, 2007          YEAR ENDED
                                                               (UNAUDITED)  SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................   $    170,740,349  $      132,789,757

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................            581,807             918,625
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............          6,342,079          15,327,327
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................          4,437,705         (10,204,382)
                                                         --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................         11,361,591           6,041,570
                                                         --------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................          4,310,498          46,259,962
   WITHDRAWALS ........................................        (20,336,196)        (14,350,940)
                                                         --------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................        (16,025,698)         31,909,022
                                                         --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................         (4,664,107)         37,950,592
                                                         ======================================
ENDING NET ASSETS .....................................   $    166,076,242  $      170,740,349
                                                         ======================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            LARGE COMPANY GROWTH PORTFOLIO           SMALL CAP INDEX PORTFOLIO
                                                         ------------------------------------  -------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $  3,092,485,051  $    3,563,533,543  $    396,054,239  $      359,172,109

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         2,818,388           4,683,732         1,802,884           3,641,023
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............       133,242,937          69,056,359        22,691,311          28,835,980
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        32,152,936         (13,237,773)       19,718,805          (6,775,651)
                                                         --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................       168,214,261          60,502,318        44,213,000          25,701,352
                                                         --------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................        36,691,858         146,833,445        43,590,039          56,571,421
   WITHDRAWALS ........................................      (586,316,587)       (678,384,255)      (46,238,232)        (45,390,643)
                                                         --------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................      (549,624,729)       (531,550,810)       (2,648,193)         11,180,778
                                                         --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................      (381,410,468)       (471,048,492)       41,564,807          36,882,130
                                                         ==========================================================================
ENDING NET ASSETS .....................................  $  2,711,074,583  $    3,092,485,051  $    437,619,046  $      396,054,239
                                                         ==========================================================================

(2)   THIS PORTFOLIO COMMENCED OPERATIONS ON JANUARY 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                            SMALL COMPANY GROWTH PORTFOLIO         SMALL COMPANY VALUE PORTFOLIO
                                                         ------------------------------------  ------------------------------------
                                                                  FOR THE                               FOR THE
                                                         SIX MONTHS ENDED             FOR THE  SIX MONTHS ENDED             FOR THE
                                                           MARCH 31, 2007          YEAR ENDED    MARCH 31, 2007          YEAR ENDED
                                                              (UNAUDITED)  SEPTEMBER 30, 2006       (UNAUDITED)  SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    927,550,765  $      889,007,735  $    456,421,037  $      620,229,304

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................        (2,079,321)         (3,086,201)          866,368           3,682,087
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        61,968,038         122,082,548        26,997,210          89,362,303
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        19,801,504         (55,941,786)       18,859,861         (44,240,821)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        79,690,221          63,054,561        46,723,439          48,803,569
                                                         ---------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................        50,889,556         111,424,354        25,354,099         193,013,661
   WITHDRAWALS ........................................      (142,035,873)       (135,935,885)      (32,037,295)       (405,625,497)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................       (91,146,317)        (24,511,531)       (6,683,196)       (212,611,836)
                                                         ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................       (11,456,096)         38,543,030        40,040,243        (163,808,267)
                                                         ===========================================================================
ENDING NET ASSETS .....................................  $    916,094,669  $      927,550,765  $    496,461,280  $      456,421,037
                                                         ===========================================================================

                                                         STRATEGIC SMALL CAP VALUE PORTFOLIO(2)
                                                         ---------------------------------------
                                                                  FOR THE
                                                         SIX MONTHS ENDED               FOR THE
                                                           MARCH 31, 2007          PERIOD ENDED
                                                              (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................  $    359,375,258    $                0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................           281,094             1,364,265
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............        14,368,826             3,250,792
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................        25,210,750            (1,012,915)
                                                         ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................        39,860,670             3,602,142
                                                         ---------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ......................................        40,625,176           380,740,890
   WITHDRAWALS ........................................       (46,279,481)          (24,967,774)
                                                         ---------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ....................        (5,654,305)          355,773,116
                                                         ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................        34,206,365           359,375,258
                                                         =======================================
ENDING NET ASSETS .....................................  $    393,581,623    $      359,375,258
                                                         =======================================

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          ------------------------------------------------               PORTFOLIO
                                                          NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL    TURNOVER
                                                           INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)        RATE
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.46%      0.75%     (0.07)%      0.68%       6.52%         14%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              1.77%      0.76%     (0.10)%      0.66%      15.30%         29%
DECEMBER 6, 2004(3) TO SEPTEMBER 30, 2005 ............              0.98%      0.77%     (0.06)%      0.71%       1.51%         19%

DISCIPLINED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.19%      0.79%      0.00%       0.79%       6.74%         48%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.12%      0.79%     (0.01)%      0.78%       1.41%         90%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              0.44%      0.79%     (0.01)%      0.78%      11.76%         45%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              0.28%      0.80%     (0.26)%      0.54%       9.88%         87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              0.28%      0.88%     (0.15)%      0.73%      25.65%        117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              0.27%      0.91%     (0.18)%      0.73%     (12.57)%       156%

EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 31, 2007(3) TO MARCH 31, 2007 (UNAUDITED) ....             (0.07)%     1.03%     (0.07)%      0.96%       2.20%         38%

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.88%      0.75%     (0.16)%      0.59%       7.87%          6%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              1.84%      0.75%     (0.05)%      0.70%      11.21%          7%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              2.04%      0.73%     (0.13)%      0.60%      13.30%         20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              1.86%      0.77%     (0.21)%      0.56%      17.04%         11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              2.01%      0.78%     (0.11)%      0.67%      20.66%          9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              1.61%      0.78%     (0.10)%      0.68%     (19.49)%        12%

EQUITY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.38%      0.77%     (0.09)%      0.68%      11.10%         60%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              1.18%      0.78%     (0.01)%      0.77%      10.73%        107%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              1.22%      0.78%     (0.02)%      0.76%      21.61%        145%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              1.25%      0.80%     (0.18)%      0.62%      17.82%        122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .............              0.64%      0.86%     (0.32)%      0.54%      (1.80)%         3%

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.92%      0.11%     (0.02)%      0.09%       7.32%          6%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              1.86%      0.11%      0.00%       0.11%      10.70%          9%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              2.08%      0.12%     (0.08)%      0.04%      12.23%          8%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              1.71%      0.17%     (0.14)%      0.03%      13.87%          2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              1.70%      0.18%     (0.05)%      0.13%      24.42%          3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              1.40%      0.18%     (0.05)%      0.13%     (20.52)%         4%

INTERNATIONAL CORE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.52%      1.09%     (0.01)%      1.08%      12.53%         35%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              1.99%      1.09%     (0.06)%      1.03%      14.58%         39%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              1.51%      1.09%     (0.01)%      1.08%      18.69%        108%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              0.86%      1.11%     (0.15)%      0.96%      13.84%         33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              0.81%      1.12%     (0.03)%      1.09%      18.39%         75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              0.54%      1.26%     (0.02)%      1.24%     (19.04)%        38%

INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.26%      1.06%     (0.04)%      1.02%      15.06%         36%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.87%      1.07%     (0.09)%      0.98%      19.95%         62%
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 .............              1.02%      1.08%     (0.02)%      1.06%      22.30%         67%

INTERNATIONAL INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.41%      0.49%     (0.01)%      0.48%      14.77%          1%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              2.59%      0.49%     (0.12)%      0.37%      19.44%          7%
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 .............              2.41%      0.49%     (0.03)%      0.46%      21.90%         21%

INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              1.26%      1.07%     (0.01)%      1.06%      16.86%          7%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              2.34%      1.09%      0.00%       1.09%      19.32%         31%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              2.21%      1.11%     (0.01)%      1.10%      25.92%         14%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 ............              2.61%      1.02%     (0.18)%      0.84%      20.00%         24%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          ------------------------------------------------               PORTFOLIO
                                                          NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL    TURNOVER
                                                           INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)        RATE
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.69%      0.73%     (0.04)%      0.69%       6.91%         85%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.65%      0.75%     (0.03)%      0.72%       3.34%        155%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              0.83%      0.74%      0.00%       0.74%      20.02%        133%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              0.50%      0.76%     (0.14)%      0.62%      10.56%        149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              0.29%      0.81%     (0.09)%      0.72%      18.50%        153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              0.37%      0.88%     (0.16)%      0.72%     (20.04)%       123%

LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.19%      0.71%     (0.04)%      0.67%       5.22%          4%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.14%      0.70%     (0.09)%      0.61%       1.41%          6%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              0.69%      0.69%     (0.01)%      0.68%      11.03%         18%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................             (0.09)%     0.76%     (0.08)%      0.68%       2.96%         14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................             (0.24)%     0.78%     (0.02)%      0.76%      27.90%         13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................             (0.34)%     0.78%      0.00%       0.78%     (22.32)%        18%

SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.85%      0.23%     (0.02)%      0.21%      11.16%         15%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.95%      0.24%     (0.01)%      0.23%       6.89%         20%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              1.00%      0.23%     (0.05)%      0.18%      21.03%         14%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              0.93%      0.28%     (0.19)%      0.09%      23.97%         17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              0.74%      0.31%     (0.02)%      0.29%      27.79%         11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              0.57%      0.33%     (0.01)%      0.32%      (2.60)%        17%

SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........             (0.44)%     0.90%      0.00%       0.90%       8.81%         72%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................             (0.33)%     0.91%     (0.01)%      0.90%       7.02%        125%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................             (0.45)%     0.91%      0.00%       0.91%      16.51%        142%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................             (0.63)%     0.93%     (0.07)%      0.86%      12.70%        145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................             (0.35)%     0.94%     (0.02)%      0.92%      37.90%        163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................             (0.40)%     0.94%      0.00%       0.94%     (19.95)%       169%

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.36%      0.93%     (0.01)%      0.92%      10.36%         33%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ................              0.64%      0.92%     (0.13)%      0.79%       6.70%        114%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ................              0.61%      0.92%     (0.10)%      0.82%      24.77%         70%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................              0.54%      0.93%     (0.13)%      0.80%      23.72%         64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................              0.70%      0.95%     (0.16)%      0.79%      38.33%         80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................              0.68%      0.98%     (0.19)%      0.79%      (2.16)%        98%

STRATEGIC SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ........              0.15%      0.93%     (0.01)%      0.92%      11.23%         31%
JANUARY 31, 2006(3) TO SEPTEMBER 30, 2006 ............              0.75%      0.94%     (0.19)%      0.75%       0.60%         37%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

      As of March 31, 2007, outstanding forward contracts were as follows:

                                  Currency                                            Currency     Net Unrealized
                                Amount to be                                        Amount to be    Appreciation
Portfolio                         Received     Type of Currency   Settlement Date    Delivered     (Depreciation)
-----------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO       250,000     British Pound        6/29/2007        $490,428         $1,315
                                    375,000         Euro             6/29/2007         499,163          3,561
                                 59,000,000      Japanese Yen        6/29/2007         504,757          1,881
-----------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2007, the following Funds held futures contracts:

                                                                                  Notional    Net Unrealized
                                                                                  Contract     Appreciation
Portfolio                       Contracts        Type         Expiration Date      Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                  68 Long       S&P 500           June 2007      $23,889,125      $441,275
------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO    14 Long    DJ Eurostoxx 50      June 2007          722,806        43,883
                                  7 Long    FTSE 100 Index       June 2007          833,080        35,450
                                  6 Long         TOPIX           June 2007          846,390        25,852
------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO        12 Long     Russell 2000        June 2007        4,724,972       123,028
------------------------------------------------------------------------------------------------------------

SECURITY LOANS

      The Funds may loan securities in retur n for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                 Advisory Fees                                                  Subadvisory Fees
                             Average Daily       (% of Average                                 Average Daily     (% of Average
Portfolio                      Net Assets      Daily Net Assets)       Subadviser                Net Assets     Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP              First $500 million        0.750           Cooke & Bieler LP      First $250 million        0.450
VALUE PORTFOLIO             Next $500 million        0.700                                   Next $250 million        0.400
                              Next $2 billion        0.650                                   Next $250 million        0.350
                              Next $2 billion        0.625                                   Over $750 million        0.300
                              Over $5 billion        0.600
---------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED                First $500 million        0.750              Smith Asset         First $200 million        0.300
GROWTH PORTFOLIO            Next $500 million        0.700               Management          Next $300 million        0.200
                              Next $2 billion        0.650                Group LP           Over $500 million        0.150
                              Next $2 billion        0.625
                              Over $5 billion        0.600
---------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO   First 500 million        0.900        Wells Capital Management   First 100 million        0.550
                             Next 500 million        0.850              Incorporated          Next 100 million        0.500
                               Next 2 billion        0.800                                    Over 200 million        0.400
                               Next 2 billion        0.775
                               Next 5 billion        0.750
---------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME              First $500 million        0.750             Wells Capital        First $100 million        0.350
PORTFOLIO                   Next $500 million        0.700               Management          Next $100 million        0.300
                              Next $2 billion        0.650              Incorporated         Next $300 million        0.200
                              Next $2 billion        0.625                                   Over $500 million        0.150
                              Over $5 billion        0.600
---------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE               First $500 million        0.750          Systematic Financial    First $150 million        0.300
PORTFOLIO                   Next $500 million        0.700             Management LP         Next $200 million        0.200
                              Next $2 billion        0.650                                   Next $400 million        0.150
                              Next $2 billion        0.625                                   Next $250 million        0.130
                              Over $5 billion        0.600                                     Over $1 billion        0.100
---------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO            First $500 million        0.100             Wells Capital        First $100 million        0.050
                            Next $500 million        0.100               Management          Next $100 million        0.030
                              Next $2 billion        0.075              Incorporated         Over $200 million        0.020
                              Next $2 billion        0.075
                              Over $5 billion        0.050
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL              First $500 million        0.950                New Star           First $50 million        0.350
CORE PORTFOLIO              Next $500 million        0.900             Institutional         Next $500 million        0.290
                              Next $2 billion        0.850                Managers           Over $550 million        0.200
                              Next $2 billion        0.825                Limited
                              Over $5 billion        0.800
---------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                 Advisory Fees                                                  Subadvisory Fees
                             Average Daily       (% of Average                                 Average Daily     (% of Average
Portfolio                      Net Assets      Daily Net Assets)           Subadviser            Net Assets     Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL              First $500 million        0.950            Artisan Partners LP   First $250 million        0.700
GROWTH PORTFOLIO            Next $500 million        0.900                                   Over $250 million        0.500
                              Next $2 billion        0.850
                              Next $2 billion        0.825
                              Over $5 billion        0.800
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL              First $500 million        0.350                SSgA Funds        First $100 million        0.080
INDEX PORTFOLIO             Next $500 million        0.350                Management         Over $100 million        0.060
                              Next $2 billion        0.325
                              Next $2 billion        0.325
                              Over $5 billion        0.300
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL              First $500 million        0.950                LSV Asset         First $150 million        0.350
VALUE PORTFOLIO             Next $500 million        0.900                Management         Next $350 million        0.400
                              Next $2 billion        0.850                                   Next $250 million        0.350
                              Next $2 billion        0.825                                   Next $250 million        0.325
                              Over $5 billion        0.800                                     Over $1 billion        0.300
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP                  First $500 million        0.700             Cadence Capital      First $250 million        0.300
APPRECIATION                Next $500 million        0.700              Management LLC       Next $250 million        0.200
PORTFOLIO                     Next $2 billion        0.650                                   Next $500 million        0.150
                              Next $2 billion        0.625                                     Over $1 billion        0.100
                              Over $5 billion
---------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY              First $500 million        0.750             Peregrine Capital     First $25 million        0.560
GROWTH PORTFOLIO            Next $500 million        0.700                Management          Next $25 million        0.450
                              Next $2 billion        0.650               Incorporated        Next $225 million        0.375
                              Next $2 billion        0.625                                   Over $275 million        0.225
                              Over $5 billion        0.600
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX            First $500 million        0.200              Wells Capital       First $100 million        0.050
PORTFOLIO                   Next $500 million        0.200                Management         Next $100 million        0.030
                              Next $2 billion        0.175               Incorporated        Over $200 million        0.020
                              Next $2 billion        0.175
                              Over $5 billion        0.150
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY              First $500 million        0.900             Peregrine Capital     First $50 million        0.900
GROWTH PORTFOLIO            Next $500 million        0.850                Management         Next $130 million        0.750
                              Next $2 billion        0.800               Incorporated        Next $160 million        0.650
                              Next $2 billion        0.775                                   Next $345 million        0.500
                              Over $5 billion        0.750                                    Next $50 million        0.520
                                                                                             Over $735 million        0.550
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY              First $500 million        0.900             Peregrine Capital    First $175 million        0.500
VALUE PORTFOLIO             Next $500 million        0.850                Management         Over $175 million        0.750
                              Next $2 billion        0.800               Incorporated
                              Next $2 billion        0.775
                              Over $5 billion        0.750
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP        First $500 million        0.900              Wells Capital       First $200 million        0.450
VALUE PORTFOLIO             Next $500 million        0.850                Management         Over $200 million        0.400
                              Next $2 billion        0.800               Incorporated
                              Next $2 billion        0.775
                              Over $5 billion        0.750
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
Portfolio                                                       Daily Net Assets
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                                          0.10
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                                        0.10
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
ALL OTHER FUNDS                                                       0.02
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

      For the period ended March 31, 2007, there were no brokerage commissions paid to an affiliated broker-dealer.

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended March 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2007, were as follows:

Portfolio                                  Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                 $356,374,568         $124,417,059
--------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                    88,724,839          103,533,756
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                       60,309,748           16,671,316
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                         54,022,281          326,987,098
--------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                         374,437,921          318,737,200
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                152,689,092          148,654,903
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                    54,863,966           72,307,997
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                 104,221,430          139,194,846
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                    1,103,322           24,008,273
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                   40,299,802           21,199,286
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO               137,411,676          150,829,474
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                 116,505,687          676,932,613
--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                       62,267,855           63,037,239
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                 658,088,041          729,282,674
--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                  155,388,068          163,757,375
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO            114,273,284          118,683,417

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. IN-KIND TRANSACTIONS
--------------------------------------------------------------------------------

      Prior to its April 8, 2005 merger into the Wells Fargo Advantage Index Fund, the Strong Index 500 Fund invested all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end 1940 Act management investment company advised by Barclays Global Fund Advisors pursuant to a "master-feeder" investment partnership arrangement. To facilitate the merger with the Wells Fargo Index Fund, the Strong Index 500 Fund received in-kind its pro-rata ownership share of $156,000,305 in securities held by the Master Portfolio on the merger date. Simultaneously, the securities received in-kind were recontributed by the acquiring Wells Fargo Advantage Index Fund in an in-kind subscription into the Wells Fargo Index Portfolio. Under Section 732(b) of the Tax Code, the Strong Index 500 Fund partnership cost basis ("outside basis") in the Master Portfolio as of the in-kind receipt date must be allocated in total to the securities received from the Master Portfolio. Accordingly, outside basis of $149,347,507 was allocated to securities received by the Strong Index 500 Fund and this value was recorded as the financial statement cost basis of securities held in the Wells Fargo Index Portfolio.

6. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of March 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------
                        POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE         LENGTH OF SERVICE **    PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
   Thomas S. Goho       Trustee, since 1987     Wake Forest University, Calloway     None
   64                                           School of Business and Accountancy
                                                - The Thomas Goho Chair of Finance
                                                since January 2006. Associate
                                                Professor of Finance from
                                                1999-2005.
--------------------------------------------------------------------------------------------------------
   Peter G. Gordon      Trustee, since 1998     Chairman, CEO and Co-Founder of      None
   64                   (Chairman since 2005)   Crystal Geyser Water Company and
                        (Lead Trustee since     President of Crystal Geyser Roxane
                        2001)                   Water Company.
--------------------------------------------------------------------------------------------------------
   Richard M. Leach     Trustee, since 1987     Retired. Prior thereto, President    None
   73                                           of Richard M. Leach Associates (a
                                                financial consulting firm).
--------------------------------------------------------------------------------------------------------
   Olivia S. Mitchell   Trustee, since 2006     Professor of Insurance and Risk      None
   54                                           Management, Wharton School,
                                                University of Pennsylvania.
                                                Director of the Boettner Center on
                                                Pensions and Retirement Research.
                                                Research Associate and Board
                                                Member, Penn Aging Research
                                                Center. Research Associate,
                                                National Bureau of Economic
                                                Research.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

--------------------------------------------------------------------------------------------------------
                        POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE         LENGTH OF SERVICE**     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
   Timothy J. Penny     Trustee, since 1996     Senior Counselor to the public       None
   55                                           relations firm of Himle-Horner and
                                                Senior Fellow at the Humphrey
                                                Institute, Minneapolis, Minnesota
                                                (a public policy organization).
--------------------------------------------------------------------------------------------------------
   Donald C. Willeke    Trustee, since 1996     Principal of the law firm of         None
   66                                           Willeke & Daniels.
--------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

--------------------------------------------------------------------------------------------------------
                        POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE         LENGTH OF SERVICE**     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
   J. Tucker Morse      Trustee, since 1987     Private Investor/Real Estate         None
   62                                           Developer. Prior thereto, Chairman
                                                of Whitepoint Capital, LLC until
                                                2004.
--------------------------------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------
                        POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE         LENGTH OF SERVICE       PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
   Karla M. Rabusch     President, since 2003   Executive Vice President of Wells    None
   47                                           Fargo Bank, N.A. and President of
                                                Wells Fargo Funds Management, LLC
                                                since 2003. Senior Vice President
                                                and Chief Administrative Officer
                                                of Wells Fargo Funds Management,
                                                LLC from 2001 to 2003.
--------------------------------------------------------------------------------------------------------
   C. David Messman     Secretary, since 2000;  Senior Vice President and            None
   46                   Chief Legal Counsel     Secretary of Wells Fargo Funds
                        since 2003              Management, LLC since 2001. Vice
                                                President and Managing Senior
                                                Counsel of Wells Fargo Bank, N.A.
                                                since 1996.
--------------------------------------------------------------------------------------------------------
   A. Erdem Cimen       Treasurer, since 2006   Vice President of Financial          None
   33                                           Operations for Wells Fargo Funds
                                                Management, LLC since 2006. From
                                                2001 to 2006, Vice President of
                                                Wells Fargo Bank, N.A. and Vice
                                                President of Wells Fargo Bank,
                                                N.A. Auto Finance Group. Vice
                                                President of Portfolio Risk
                                                Management for Wells Fargo Bank,
                                                N.A. Auto Finance Group from 2004
                                                to 2006.

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

OFFICERS (continued)

--------------------------------------------------------------------------------------------------------
                        POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE         LENGTH OF SERVICE       PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
   Dorothy A. Peters    Chief Compliance        Chief Compliance Officer of Wells    None
   45                   Officer, since 2004     Fargo Funds Management, LLC since
                                                2004. Chief Compliance Officer for
                                                Wells Fargo Funds Management, LLC
                                                from 1997 to 2002. In 2002, Ms.
                                                Peters left Wells Fargo Funds
                                                Management, LLC to pursue personal
                                                goals.
--------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of March 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

C&B LARGE CAP VALUE FUND, DIVERSIFIED EQUITY FUND, DIVERSIFIED SMALL CAP FUND, EMERGING GROWTH FUND, EQUITY INCOME FUND, EQUITY VALUE FUND, GROWTH EQUITY FUND, INTERNATIONAL VALUE FUND, LARGE CAP APPRECIATION FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, SMALL COMPANY VALUE FUND, STRATEGIC SMALL CAP VALUE FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EMERGING GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will approve the terms of any new investment advisory and sub-advisory agreements and annually review and consider the continuation of existing investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Emerging Growth Fund and Emerging Growth Portfolio and (ii) and investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Emerging Growth Fund and Emerging Growth Portfolio. Also, during this period, the Boards reviewed and re-approved: (i) investment advisory agreements with Funds Management for the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Strategic Small Cap Value Fund, C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management for the Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Growth Equity Fund, Strategic Small Cap Value Fund, Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio and Strategic Small Cap Value Portfolio; (iii) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio; (iv) an investment sub-advisory agreement with Cadence Capital Management, LLC ("Cadence") for the Large Cap Appreciation Portfolio; (v) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (vi) investment sub-advisory agreements with LSV Asset Management ("LSV") for the International Value Fund and International Value Portfolio; (vii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Portfolio; (viii) investment sub-advisory agreements with Peregrine Capital Management, Inc. ("Peregrine") for the Diversified Equity Fund, Diversified Small Cap Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (ix) investment sub-advisory agreements with Smith Asset Management Group ("Smith") for the Diversified Equity Fund, Growth Equity Fund and Disciplined Growth Portfolio;
(x) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (xi) investment sub-advisory agreements with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Fund and Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, LSV, New Star, Peregrine, Smith, SSgA and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at meetings held on November 8, 2006, and March 30, 2007, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of and continuation of the Advisory Agreements. Prior to the March 30, 2007, meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about the continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

      Because the Diversified Equity Fund, Diversified Small Cap Fund and Growth Equity Fund are gateway blended funds that invest all of their assets in the portfolios identified above and the C&B Large Cap Value Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund and Strategic Small Cap Value Fund are gateway feeder funds that invest all of their assets in one of the portfolios identified above, which has a substantially similar investment objective and substantially similar investment strategies to the respective Fund, information provided to the Boards regarding these Funds is also applicable to the portfolios identified above, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to (or that would be devoted to) the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Boards reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided, or anticipated to be provided, to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

      Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for each of the Funds, except for the Emerging Growth Fund, which commenced operations on January 31, 2007, over various time periods ended December 31, 2006. They also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Boards noted that the performance of each Fund, except the C&B Large Cap Value Fund and Large Company Growth Fund, was better than, or not appreciably below, the median performance of each Fund's Peer Group for most time periods. The Boards noted that the performance of the Large Company Growth Fund was lower than the median performance of the Fund's Peer Group for most time periods and required further review. The Boards also noted that the performance of the C&B Large Cap Value Fund was lower than the median performance of its Peer Group for the three-year period and that the Fund required further review. Upon further review, the Boards noted that the performance of the C&B Large Cap Value Fund had significantly improved in 2006, ranking in the top decile over the past year. As part of its further review, the Boards received an analysis of, and discussed factors contributing to, the underperformance of the Large Company Growth Fund. The Board of Wells Fargo Master Trust noted that the performance of the International Core Portfolio, in which the Diversified Equity Fund and Growth Equity Fund invest, was lower than the median performance of its Peer Group for all time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the International Core Fund. The Boards requested continued reports on the performance of the C&B Large Cap Value Fund and Large Company Growth Fund and the Board of Master Trust requested continued reports on the performance of the International Core Portfolio.

      The Boards received and considered information regarding the Funds' net operating expense ratios and their various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Boards noted that the net

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

operating expense ratios for each Fund were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Boards also considered and noted Funds Management's recommendation to reduce the net operating expense ratio for the Class Z shares of the Large Company Growth Fund and requested that Funds Management further reduce the net operating expense ratio in coming to its conclusion.

      Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the approval and re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group and certain advisory fee reductions proposed by Funds Management. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Boards did not consider a separate profitability analysis of Wells Capital Management, Peregrine and Smith, as their separate profitability from their relationships with the Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund Small Company Value Fund, Strategic Small Cap Value Fund, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Index Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio was not a material factor in determining whether to renew the agreements or determining to approve the initial agreements with Wells Capital Management with respect to the Emerging Growth Fund and Emerging Growth Portfolio. The Boards did not consider profitability information with respect to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA and Systematic, which are not affiliated with Funds Management. The Boards considered that the sub-advisory fees paid to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA and Systematic, had been negotiated by Funds Management on an arm's length basis and that Artisan's, Cadence's, Cooke & Bieler's, LSV's, New Star's, SSgA's and Systematic's separate profitability from their relationships with the Equity Value Fund, International Value Fund, C&B Large Cap Value Portfolio, Equity Value Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio and Large Cap Appreciation Portfolio, was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are, or would be, sought and how any such credits are, or would be, utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are, or will be, made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management and the Sub-Advisers at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that the initial approval and the approval of the continuation of the Advisory Agreements, as applicable, for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the Advisory Agreements for the Emerging Growth Fund and Emerging Growth Portfolio and the continuation of the Advisory Agreements for all of the Funds for an additional one-year period.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                 LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG          --Association of Bay Area Governments
ADR           --American Depositary Receipt
AMBAC         --American Municipal Bond Assurance Corporation
AMT           --Alternative Minimum Tax
ARM           --Adjustable Rate Mortgages
BART          --Bay Area Rapid Transit
CDA           --Community Development Authority
CDO           --Collateralized Debt Obligation
CDSC          --Contingent Deferred Sales Charge
CGIC          --Capital Guaranty Insurance Company
CGY           --Capital Guaranty Corporation
COP           --Certificate of Participation
CP            --Commercial Paper
CTF           --Common Trust Fund
DW&P          --Department of Water & Power
DWR           --Department of Water Resources
ECFA          --Educational & Cultural Facilities Authority
EDFA          --Economic Development Finance Authority
ETET          --Eagle Tax-Exempt Trust
FFCB          --Federal Farm Credit Bank
FGIC          --Financial Guaranty Insurance Corporation
FHA           --Federal Housing Authority
FHAG          --Federal Housing Agency
FHLB          --Federal Home Loan Bank
FHLMC         --Federal Home Loan Mortgage Corporation
FNMA          --Federal National Mortgage Association
GDR           --Global Depositary Receipt
GNMA          --Government National Mortgage Association
GO            --General Obligation
HCFR          --Healthcare Facilities Revenue
HEFA          --Health & Educational Facilities Authority
HEFAR         --Higher Education Facilities Authority Revenue
HFA           --Housing Finance Authority
HFFA          --Health Facilities Financing Authority
IDA           --Industrial Development Authority
IDAG          --Industrial Development Agency
IDR           --Industrial Development Revenue
LIBOR         --London Interbank Offered Rate
LLC           --Limited Liability Corporation
LOC           --Letter of Credit
LP            --Limited Partnership
MBIA          --Municipal Bond Insurance Association
MFHR          --Multi-Family Housing Revenue
MTN           --Medium Term Note
MUD           --Municipal Utility District
PCFA          --Pollution Control Finance Authority
PCR           --Pollution Control Revenue
PFA           --Public Finance Authority
PFFA          --Public Facilities Financing Authority
plc           --Public Limited Company
PSFG          --Public School Fund Guaranty
R&D           --Research & Development
RDA           --Redevelopment Authority
RDFA          --Redevelopment Finance Authority
REITS         --Real Estate Investment Trusts
SFHR          --Single Family Housing Revenue
SFMR          --Single Family Mortgage Revenue
SLMA          --Student Loan Marketing Association
TBA           --To Be Announced
TRAN          --Tax Revenue Anticipation Notes
USD           --Unified School District
XLCA          --XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

       ----------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       ----------------

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo      www.wellsfargo.com/advantagefunds         103750 05-07
Funds Management, LLC.                                         SEGF/SAR111 03-07
All rights reserved.

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                          Semi-Annual Report

                          MARCH 31, 2007

                          WELLS FARGO ADVANTAGE INDEX FUND

                                                WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Index Fund .............................................................    2
Fund Expenses .............................................................    4
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Index Fund .............................................................    5
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................    6
   Statement of Operations ................................................    7
   Statements of Changes in Net Assets ....................................    8
   Financial Highlights ...................................................   10
Notes to Financial Statements .............................................   12
--------------------------------------------------------------------------------
                               Master Portfolios
Portfolio of Investments
--------------------------------------------------------------------------------
   Index Portfolio ........................................................   16
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   33
   Statement of Operations ................................................   34
   Statements of Changes in Net Assets ....................................   35
   Financial Highlights ...................................................   36
Notes to Financial Statements .............................................   37
--------------------------------------------------------------------------------
Other Information .........................................................   40
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   46
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                          WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      In this semi-annual report for the Wells Fargo Advantage Index Fund, which covers the six-month period that ended March 31, 2007, you may notice a few changes compared with the semi-annual report you received last year at this time. We've abbreviated the content in the semi-annual reports to include Fund and benchmark performance, allocation percentages, a list of the ten largest holdings in the Fund, along with the usual information in the financial section.

      We will continue to provide you with a general review of the economy and summary information on the stock and bond markets in our letter to you. In the next annual report, which will cover the 12-month period that will end on September 30, 2007, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment.

REVIEW OF THE ECONOMY
--------------------------------------------------------------------------------

      The economy weathered several stops and starts during the period. On August 8, 2006, the Fed decided to leave the Federal funds rate unchanged at 5.25%. This decision signaled a stop to 17 consecutive interest rate hikes that began in June 2004. The Fed's pause in raising interest rates continued throughout the six-month period and helped to keep mortgage interest rates near historic lows. During the second half of the reporting period, the economy continued to slow down, with growth in real GDP holding at around 2% by the end of the period.

      Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. However, on February 27, 2007, the global equity market experienced a significant correction triggered by an approximately 9% drop in China's stock market. The Dow Jones Industrial Average (DJIA) lost 3.3% of its value in a single day. The U.S. market continued to struggle in early March. Then on March 21, 2007, the Fed announced its intention to keep the federal funds rate at 5.25%. In addition, the Fed excluded its earlier statement that further tightening might be needed by raising interest rates. Both the equity and bond markets rallied on the Fed's news.

      Business spending moved from being a strength in the economy during the fourth quarter of 2006 to being a disappointment by the first quarter of 2007. New orders for capital equipment declined sharply in January and recovered only partially in February. This has been somewhat perplexing because corporate cash flow, profits, and balance sheets all suggested a positive outlook for capital spending.

      Information on mortgage applications and housing sales suggested that the housing slump may have neared its bottom during the fourth quarter of 2006. Sales of existing homes increased in January and February. New home sales reported a strong December with declines following in January and February, which may have been linked to severe winter weather in the northern United States.

STOCKS EXPERIENCED RECORD HIGHS, PLUS CORRECTION
--------------------------------------------------------------------------------

      Even though the DJIA declined 3.3% on February 27, 2007, to 12,216.96 in response to a sell-off in China's stock market that ended the day with an approximately 9% decline, the DJIA still ended the period higher than when it began in October. In fact, on October 19, 2006, the DJIA broke through the 12,000 barrier to end the day at a then all-time record high of 12,011.73. The DJIA high for the period was on February 20, 2007, when it reached 12,845.76. And, while February's sell-off in China and the United States had a negative effect on some international stocks, particularly in emerging markets, the DJIA reached 12,354.35 by the end of the six-month period and began reclaiming some of its loss.

PLANNING AHEAD
--------------------------------------------------------------------------------

      The uncertainty of future Fed action combined with other market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of more than 120 mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results, offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE INDEX FUND                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INDEX FUND (the Fund) seeks to replicate the total rate of return of the S&P 500 Index 2, before fees and expenses.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION
   Gregory T. Genung, CFA                  01/31/1987

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

                                                                Gross      Net
                                                               Expense   Expense
                        6-Month*   1-Year   5-Year   10-Year    Ratio     Ratio
--------------------------------------------------------------------------------
   Administrator Class    7.23     11.53     6.06     7.99      0.38%     0.25%
--------------------------------------------------------------------------------
   Investor Class         7.10     11.30     5.84     7.78      0.88%     0.45%
--------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------
      S&P 500 Index 2     7.38     11.82     6.26     8.20

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

TEN LARGEST EQUITY HOLDINGS 3, 4 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                3.38%
--------------------------------------------------------------------------------
   General Electric Company                                               2.86%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                 1.98%
--------------------------------------------------------------------------------
   AT&T Incorporated                                                      1.94%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                  1.89%
--------------------------------------------------------------------------------
   Bank of America Corporation                                            1.80%
--------------------------------------------------------------------------------
   Procter & Gamble Company                                               1.57%
--------------------------------------------------------------------------------
   Altria Group Incorporated                                              1.45%
--------------------------------------------------------------------------------
   Pfizer Incorporated                                                    1.41%
--------------------------------------------------------------------------------
   American International Group Incorporated                              1.38%

SECTOR DISTRIBUTION 3 (AS OF MARCH 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                (10%)
Consumer Staples                       (9%)
Energy                                (10%)
Financials                            (22%)
Health Care                           (12%)
Industrials                           (11%)
Information Technology                (15%)
Materials                              (3%)
Telecommunication Services             (4%)
Utilities                              (4%)

--------------------------------------------------------------------------------

1 The Investment Adviser has contractually committed through January 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. This gross expense ratio as stated in the February 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

      The Fund is a gateway feeder Fund that invests substantially all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INDEX FUND - Administrator Class was named the WELLS FARGO INDEX FUND - Institutional Class. Performance shown for the Administrator Class shares for periods prior to November 8, 1999, reflects the performance of the Institutional Class shares of Norwest Advantage Index Fund, its predecessor fund. Performance shown for the Investor Class shares for periods prior to April 11, 2005, reflects the performance of the Administrator Class shares of the Fund, and includes expenses that are not applicable to and are lower than those of the Investor Class shares.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

WELLS FARGO ADVANTAGE INDEX FUND                                   FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning     Ending
                                               Account      Account       Expenses    Net Annual
                                                Value        Value      Paid During    Expense
   Index Fund                                 10/01/2006   03/31/2007     Period(1)     Ratio
-------------------------------------------------------------------------------------------------
   Index Fund - Administrator Class
   Actual                                     $1,000.00    $1,072.30       $1.29        0.25%
-------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)   $1,000.00    $1,023.68       $1.26        0.25%
-------------------------------------------------------------------------------------------------
   Index Fund - Investor Class
   Actual                                     $1,000.00    $1,071.00       $2.32        0.45%
-------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)   $1,000.00    $1,022.69       $2.27        0.45%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                                WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

   INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.99%
        N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                  $1,945,678,965

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,339,674,955)              1,945,678,965
                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,339,674,955)                     99.99%                                    $1,945,678,965

OTHER ASSETS AND LIABILITIES, NET          0.01                                            112,280
                                         ------                                     --------------
TOTAL NET ASSETS                         100.00%                                    $1,945,791,245
                                         ======                                     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INDEX FUND

                 STATEMENT OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             INDEX FUND
-------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .....................................   $  1,945,678,965
                                                                                       ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................................      1,945,678,965
                                                                                       ----------------
   CASH ............................................................................             25,000
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................            396,390
                                                                                       ----------------
TOTAL ASSETS .......................................................................      1,946,100,355
                                                                                       ----------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ................................................              7,237
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................             10,593
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................            291,280
                                                                                       ----------------
TOTAL LIABILITIES ..................................................................            309,110
                                                                                       ----------------
TOTAL NET ASSETS ...................................................................   $  1,945,791,245
                                                                                       ================
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------

   PAID-IN CAPITAL .................................................................   $  1,335,394,222
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................          8,439,451
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................         (4,046,438)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES .......        606,004,010
                                                                                       ----------------
TOTAL NET ASSETS ...................................................................   $  1,945,791,245
                                                                                       ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------

   NET ASSETS - ADMINISTRATOR CLASS ................................................   $  1,797,456,488
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................................         32,065,852
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..............   $          56.06
   NET ASSETS - INVESTOR CLASS .....................................................   $    148,334,757
   SHARES OUTSTANDING - INVESTOR CLASS .............................................          2,648,640
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...................   $          56.00
                                                                                       ----------------
INVESTMENTS AT COST ................................................................   $  1,339,674,955
                                                                                       ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS--
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

                                                WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

                                                                                                  INDEX FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .................................   $    19,236,811
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........................            21,051
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..................................        (1,033,875)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...................................           185,371
                                                                                             ---------------
TOTAL INVESTMENT INCOME ..................................................................        18,409,358
                                                                                             ---------------
EXPENSES
   ADMINISTRATION FEES
     FUND LEVEL ..........................................................................           478,212
     ADMINISTRATOR CLASS .................................................................           882,921
     INVESTOR CLASS ......................................................................           330,763
   SHAREHOLDER SERVICING FEES ............................................................         1,066,678
   ACCOUNTING FEES .......................................................................            77,916
   PROFESSIONAL FEES .....................................................................            25,478
   REGISTRATION FEES .....................................................................            26,111
   SHAREHOLDER REPORTS ...................................................................           111,076
   TRUSTEES' FEES ........................................................................             4,485
   OTHER FEES AND EXPENSES ...............................................................            18,606
                                                                                             ---------------
TOTAL EXPENSES ...........................................................................         3,022,246
                                                                                             ---------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................................        (1,331,649)
   NET EXPENSES ..........................................................................         1,690,597
                                                                                             ---------------
NET INVESTMENT INCOME (LOSS) .............................................................        16,718,761
                                                                                             ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................             1,918
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..............................        28,229,216
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .................................          (232,675)
                                                                                             ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................................        27,998,459
                                                                                             ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------

   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..............................        84,122,830
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER PORTFOLIOS ....           212,753
                                                                                             ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................        84,335,583
                                                                                             ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................................       112,334,042
                                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $   129,052,803
                                                                                             ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INDEX FUND             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                           INDEX FUND
                                                                                              -------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED              FOR THE
                                                                                                MARCH 31, 2007           YEAR ENDED
                                                                                                   (UNAUDITED)   SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................   $  1,730,217,897   $    1,361,417,613

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................         16,718,761           26,186,134
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................         27,998,459           38,165,083
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................         84,335,583           92,056,191
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................        129,052,803          156,407,408
                                                                                              -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      ADMINISTRATOR CLASS .................................................................        (26,351,986)         (18,753,683)
      INVESTOR CLASS ......................................................................         (1,876,799)          (2,046,348)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      ADMINISTRATOR CLASS .................................................................        (39,206,299)                   0
      INVESTOR CLASS ......................................................................         (3,232,846)                   0
                                                                                              -------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................        (70,667,930)         (20,800,031)
                                                                                              -------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...............................        269,991,684        1,441,912,689
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...........................         57,560,508           17,015,034
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .................................       (173,685,846)      (1,204,379,053)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................        153,866,346          254,548,670
                                                                                              -------------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS (NOTE 1) ....................................         16,227,614           27,256,306
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS (NOTE 1) ................................          4,971,359            1,993,846
   COST OF SHARES REDEEMED - INVESTOR CLASS (NOTE 1) ......................................        (17,876,844)         (50,605,915)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS .........................................................................          3,322,129          (21,355,763)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........        157,188,475          233,192,907
                                                                                              =====================================
NET INCREASE (DECREASE) IN NET ASSETS .....................................................        215,573,348          368,800,284
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $  1,945,791,245   $    1,730,217,897
                                                                                              =====================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............................................          4,832,140           27,996,194
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........          1,019,618              336,133
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........................................         (3,104,262)         (23,348,035)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................          2,747,496            4,984,292
                                                                                              -------------------------------------
   SHARES SOLD - INVESTOR CLASS (NOTE 1) ..................................................            289,528              530,062
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS (NOTE 1) ...............             88,177               39,396
   SHARES REDEEMED - INVESTOR CLASS (NOTE 1) ..............................................           (318,644)            (984,706)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ............................             59,061             (415,248)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN SHARES RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............          2,806,557            4,569,044
                                                                                              =====================================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................   $      8,439,451   $       19,949,475
                                                                                              =====================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE INDEX FUND                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                    BEGINNING          NET              AND   DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                                    VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                        SHARE       (LOSS)      INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------
INDEX FUND
------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   54.23         0.44             3.48           (0.83)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   49.80         0.88             4.31           (0.76)
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........   $   45.21         0.89             4.50           (0.80)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........   $   40.33         0.65             4.81           (0.58)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........   $   32.98         0.55             7.37           (0.57)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........   $   42.00         0.51            (8.99)          (0.54)

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...   $   54.13         0.44             3.41           (0.72)
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........   $   49.75         0.78             4.30           (0.70)
APRIL 11, 2005(5) TO SEPTEMBER 30, 2005 .........   $   47.52         0.34             1.89            0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3) PORTFOLIO TURNOVER RATE REPRESENTS THE ACTIVITY FROM THE FUND'S INVESTMENT IN A SINGLE PORTFOLIO.

(4)   INCLUDES NET EXPENSES ALLOCATED FROM THE PORTFOLIO IN WHICH THE FUND
      INVESTS.

(5)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                            WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

                                                                                  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   DISTRIBUTIONS      ENDING   -------------------------------------------------
                                                        FROM NET   NET ASSET             NET
                                                        REALIZED   VALUE PER      INVESTMENT      GROSS     EXPENSES         NET
                                                           GAINS       SHARE   INCOME (LOSS)   EXPENSES(4)    WAIVED    EXPENSES(4)
-----------------------------------------------------------------------------------------------------------------------------------
INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...          (1.26)     $56.06            0.88%      0.37%       (0.12)%      0.25%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00      $54.23            1.72%      0.38%       (0.13)%      0.25%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........           0.00      $49.80            1.87%      0.31%       (0.06)%      0.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........           0.00      $45.21            1.49%      0.31%       (0.06)%      0.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........           0.00      $40.33            1.58%      0.44%       (0.19)%      0.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........           0.00      $32.98            1.28%      0.39%       (0.14)%      0.25%

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...          (1.26)     $56.00            0.78%      0.87%       (0.42)%      0.45%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........           0.00      $54.13            1.53%      0.88%       (0.43)%      0.45%
APRIL 11, 2005(5) TO SEPTEMBER 30, 2005 .........           0.00      $49.75            1.36%      0.82%       (0.37)%      0.45%

                                                                 PORTFOLIO       NET ASSETS AT
                                                       TOTAL      TURNOVER       END OF PERIOD
                                                      RETURN(2)       RATE(3)  (000'S OMITTED)
----------------------------------------------------------------------------------------------
INDEX FUND
----------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...       7.23%            6%         $1,797,456
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........      10.52%            9%         $1,590,045
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...........      11.99%            8%         $1,211,916
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...........      13.57%            3%         $1,087,212
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...........      24.22%            3%         $  839,581
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...........     (20.54)%           4%         $  596,168

INVESTOR CLASS
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ...       7.10%            6%         $  148,335
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ...........      10.31%            9%         $  140,173
APRIL 11, 2005(5) TO SEPTEMBER 30, 2005 .........       4.69%            8%         $  149,501

WELLS FARGO ADVANTAGE INDEX FUND      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at March 31, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Index Fund. The Fund is a diversified series of the Trust.

      Effective April 11, 2005, the Wells Fargo Index Fund changed its name to the Wells Fargo Advantage Index Fund. Also at this time, the Institutional Class changed its name to the Administrator Class, and the Investor Class commenced operations.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                   (Before Reorganization)             (After Reorganization)
                                          ------------------------------------------   ----------------------
                                            (Target Fund)       (Acquiring Fund*)      WELLS FARGO ADVANTAGE
Fund                                      Strong Index Fund   Wells Fargo Index Fund         INDEX FUND
-------------------------------------------------------------------------------------------------------------
Shares:
-------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS(1)                             N/A             23,429,078                      N/A
-------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                              11,405,812                    N/A                3,296,293
-------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                N/A                    N/A               23,429,078
-------------------------------------------------------------------------------------------------------------
Net Assets:
-------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS(1)                             N/A        $ 1,113,282,168                      N/A
-------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                           $ 156,630,345                    N/A          $   156,630,345
-------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                N/A                    N/A            1,113,282,168
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)      $ (18,667,798)       $   358,573,035          $   339,905,237
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gains (losses)     $ (19,464,953)       $   (26,546,066)         $   (46,011,019)

*     Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, the Institutional Class of the Wells Fargo Index Fund was renamed the Administrator Class of the Wells Fargo Advantage Index Fund.

      The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

      The Index Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolio in which the Index Fund invests are in this report and should be read in conjunction with the Fund's financial statements. The Fund owns the following percentage of the Master Portfolio in which it invests:

                                                                     Index
                                                                     Fund
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                                       71%
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)       WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2007.

      At September 30, 2006, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                    Capital Loss
Fund                                             Expiration Year   Carryforwards
--------------------------------------------------------------------------------
INDEX FUND                                            2008         $   1,128,849
                                                      2009            12,137,615
                                                      2010             2,154,234
                                                      2011               649,101
                                                      2012             2,439,923
--------------------------------------------------------------------------------

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding subadviser, if any) may receive an investment advisory fee for the direct management of those assets.

WELLS FARGO ADVANTAGE INDEX FUND       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                  Admin Fees
                                            Average Daily        (% of Average
                                              Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                                 First $5 billion          0.05
                                            Next $5 billion          0.04
                                           Over $10 billion          0.03
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS                        All asset levels          0.10
--------------------------------------------------------------------------------
INVESTOR CLASS                             All asset levels          0.45
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Transfer agent fees are paid by Funds Management and not by the Fund.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                                                  % of Average
Share Class                                                     Daily Net Assets
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS                                                   0.10
--------------------------------------------------------------------------------
INVESTOR CLASS                                                        0.25

For the period ended March 31, 2007, shareholder servicing fees paid were as follows:

                              Administrator                             Investor
Fund                              Class                                  Class
--------------------------------------------------------------------------------
INDEX FUND                       $882,921                               $183,757
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. Net operating expense ratios in effect for the period ended March 31, 2007, were as follows:

                                         Net Operating Expense Ratios
                                         ----------------------------
                         Administrator                                  Investor
Fund                         Class                                       Class
--------------------------------------------------------------------------------
INDEX FUND                   0.25%                                       0.45%
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2007, were as follows:

Fund                     Purchases at Cost                        Sales Proceeds
--------------------------------------------------------------------------------
INDEX FUND*                 $108,970,510                           $106,091,407
--------------------------------------------------------------------------------

* The Fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)       WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended March 31, 2007, there were no borrowings under the agreement by the Index Fund.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of March 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 99.02%

AMUSEMENT & RECREATION SERVICES - 0.23%
       39,574   HARRAH'S ENTERTAINMENT INCORPORATED                                                                 $     3,342,024
       71,818   INTERNATIONAL GAME TECHNOLOGY                                                                             2,900,011

                                                                                                                          6,242,035
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 0.48%
       18,736   ABERCROMBIE & FITCH COMPANY CLASS A                                                                       1,417,940
      111,867   GAP INCORPORATED                                                                                          1,925,231
       69,429   KOHL'S CORPORATION+                                                                                       5,318,956
       72,616   LIMITED BRANDS INCORPORATED<<                                                                             1,892,373
       48,569   NORDSTROM INCORPORATED                                                                                    2,571,243

                                                                                                                         13,125,743
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.16%
       23,033   JONES APPAREL GROUP INCORPORATED                                                                            707,804
       21,963   LIZ CLAIBORNE INCORPORATED                                                                                  941,115
       13,009   POLO RALPH LAUREN CORPORATION                                                                             1,146,743
       19,117   VF CORPORATION                                                                                            1,579,447

                                                                                                                          4,375,109
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
       31,959   AUTONATION INCORPORATED+<<                                                                                  678,809
       10,546   AUTOZONE INCORPORATED+                                                                                    1,351,364

                                                                                                                          2,030,173
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
       12,891   RYDER SYSTEM INCORPORATED                                                                                   636,042
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 0.55%
       80,158   CELGENE CORPORATION+<<                                                                                    4,205,089
       55,933   GENZYME CORPORATION+                                                                                      3,357,099
       98,653   GILEAD SCIENCES INCORPORATED+                                                                             7,546,955

                                                                                                                         15,109,143
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
       25,358   CENTEX CORPORATION<<                                                                                      1,059,457
       57,966   D.R. HORTON INCORPORATED                                                                                  1,275,252
       16,318   KB HOME                                                                                                     696,289
       29,283   LENNAR CORPORATION CLASS A<<                                                                              1,236,035
       45,114   PULTE HOMES INCORPORATED<<                                                                                1,193,716

                                                                                                                          5,460,749
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.02%
      433,298   HOME DEPOT INCORPORATED                                                                                  15,919,369
      323,303   LOWE'S COMPANIES INCORPORATED                                                                            10,180,811
       23,692   SHERWIN-WILLIAMS COMPANY                                                                                  1,564,620

                                                                                                                         27,664,800
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES - 7.39%
      124,935   ADOBE SYSTEMS INCORPORATED+                                                                         $     5,209,790
       21,000   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        1,236,480
       49,192   AUTODESK INCORPORATED+                                                                                    1,849,619
      116,831   AUTOMATIC DATA PROCESSING INCORPORATED                                                                    5,654,620
       43,303   BMC SOFTWARE INCORPORATED+                                                                                1,333,299
       87,331   CA INCORPORATED                                                                                           2,262,746
    1,282,362   CISCO SYSTEMS INCORPORATED+                                                                              32,738,702
       38,340   CITRIX SYSTEMS INCORPORATED+                                                                              1,228,030
       30,293   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       2,673,963
       36,775   COMPUTER SCIENCES CORPORATION+                                                                            1,917,081
       68,839   COMPUWARE CORPORATION+                                                                                      653,282
       29,013   CONVERGYS CORPORATION+                                                                                      737,220
      241,237   EBAY INCORPORATED+                                                                                        7,997,007
       65,825   ELECTRONIC ARTS INCORPORATED+                                                                             3,314,947
      109,220   ELECTRONIC DATA SYSTEMS CORPORATION                                                                       3,023,210
       26,508   EQUIFAX INCORPORATED                                                                                        966,217
       34,560   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       1,571,098
      159,868   FIRST DATA CORPORATION                                                                                    4,300,449
       36,217   FISERV INCORPORATED+                                                                                      1,921,674
       46,213   GOOGLE INCORPORATED CLASS A+                                                                             21,172,948
       41,431   IMS HEALTH INCORPORATED                                                                                   1,228,843
       99,512   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            1,224,993
       72,730   INTUIT INCORPORATED+<<                                                                                    1,989,893
      120,854   JUNIPER NETWORKS INCORPORATED+<<                                                                          2,378,407
    1,829,529   MICROSOFT CORPORATION                                                                                    50,988,973
       27,278   MONSTER WORLDWIDE INCORPORATED+                                                                           1,292,159
       38,003   NCR CORPORATION+                                                                                          1,815,403
       71,975   NOVELL INCORPORATED+                                                                                        519,660
       35,477   OMNICOM GROUP INCORPORATED                                                                                3,632,135
      847,179   ORACLE CORPORATION+<<                                                                                    15,359,355
            1   PARAMETRIC TECHNOLOGY CORPORATION+                                                                                4
       35,662   ROBERT HALF INTERNATIONAL INCORPORATED                                                                    1,319,851
      764,477   SUN MICROSYSTEMS INCORPORATED+                                                                            4,594,507
      196,297   SYMANTEC CORPORATION+<<                                                                                   3,395,938
       73,301   UNISYS CORPORATION+<<                                                                                       617,927
       52,045   VERISIGN INCORPORATED+                                                                                    1,307,370
      259,206   YAHOO! INCORPORATED+<<                                                                                    8,110,556

                                                                                                                        201,538,356
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 10.47%
      327,610   ABBOTT LABORATORIES                                                                                      18,280,638
       45,954   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     3,395,541
      247,863   AMGEN INCORPORATED+                                                                                      13,850,584
       19,454   AVERY DENNISON CORPORATION                                                                                1,250,114
       93,646   AVON PRODUCTS INCORPORATED                                                                                3,489,250
       22,642   BARR PHARMACEUTICALS INCORPORATED+                                                                        1,049,457
       72,702   BIOGEN IDEC INCORPORATED+                                                                                 3,226,515
      428,756   BRISTOL-MYERS SQUIBB COMPANY                                                                             11,902,267

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
       32,113   CLOROX COMPANY                                                                                      $     2,045,277
      109,003   COLGATE-PALMOLIVE COMPANY                                                                                 7,280,310
      203,641   DOW CHEMICAL COMPANY                                                                                      9,338,976
      196,201   E.I. DU PONT DE NEMOURS & COMPANY                                                                         9,698,215
       17,757   EASTMAN CHEMICAL COMPANY                                                                                  1,124,551
       37,780   ECOLAB INCORPORATED                                                                                       1,624,540
      209,467   ELI LILLY & COMPANY                                                                                      11,250,473
       24,686   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               1,205,911
       67,484   FOREST LABORATORIES INCORPORATED+<<                                                                       3,471,377
       33,110   HOSPIRA INCORPORATED+                                                                                     1,354,199
       16,581   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             782,955
      614,443   JOHNSON & JOHNSON                                                                                        37,026,335
       51,633   KING PHARMACEUTICALS INCORPORATED+<<                                                                      1,015,621
       50,476   MEDIMMUNE INCORPORATED+<<                                                                                 1,836,822
      459,966   MERCK & COMPANY INCORPORATED                                                                             20,316,698
      115,392   MONSANTO COMPANY                                                                                          6,341,944
       51,965   MYLAN LABORATORIES INCORPORATED                                                                           1,098,540
    1,504,626   PFIZER INCORPORATED                                                                                      38,006,853
       34,814   PPG INDUSTRIES INCORPORATED                                                                               2,447,772
       68,017   PRAXAIR INCORPORATED                                                                                      4,282,350
      669,920   PROCTER & GAMBLE COMPANY                                                                                 42,312,147
       30,218   ROHM & HAAS COMPANY                                                                                       1,562,875
      315,863   SCHERING-PLOUGH CORPORATION                                                                               8,057,665
       28,038   SIGMA-ALDRICH CORPORATION                                                                                 1,164,138
      285,805   WYETH                                                                                                    14,298,824

                                                                                                                        285,389,734
                                                                                                                    ---------------
COAL MINING - 0.14%
       38,751   CONSOL ENERGY INCORPORATED                                                                                1,516,327
       56,195   PEABODY ENERGY CORPORATION                                                                                2,261,287

                                                                                                                          3,777,614
                                                                                                                    ---------------
COMMUNICATIONS - 4.66%
       76,482   ALLTEL CORPORATION                                                                                        4,741,884
    1,325,697   AT&T INCORPORATED                                                                                        52,272,233
       96,248   AVAYA INCORPORATED+                                                                                       1,136,689
       23,645   CENTURYTEL INCORPORATED                                                                                   1,068,518
      105,347   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 3,691,359
      660,303   COMCAST CORPORATION CLASS A+<<                                                                           17,134,863
      164,465   DIRECTV GROUP INCORPORATED+<<                                                                             3,794,208
       31,959   EMBARQ CORPORATION                                                                                        1,800,890
       46,103   IAC INTERACTIVECORP+                                                                                      1,738,544
      333,016   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                        2,993,814
      616,234   SPRINT NEXTEL CORPORATION<<                                                                              11,683,797
      617,800   VERIZON COMMUNICATIONS INCORPORATED                                                                      23,426,976
      101,216   WINDSTREAM CORPORATION                                                                                    1,486,863

                                                                                                                        126,970,638
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS - 10.26%
      949,519   BANK OF AMERICA CORPORATION                                                                         $    48,444,459
      160,498   BANK OF NEW YORK COMPANY INCORPORATED                                                                     6,508,194
      115,069   BB&T CORPORATION                                                                                          4,720,130
    1,040,852   CITIGROUP INCORPORATED                                                                                   53,437,342
       33,471   COMERICA INCORPORATED                                                                                     1,978,806
       39,816   COMMERCE BANCORP INCORPORATED                                                                             1,329,058
       27,671   COMPASS BANCSHARES INCORPORATED                                                                           1,903,765
      118,098   FIFTH THIRD BANCORP                                                                                       4,569,212
       26,608   FIRST HORIZON NATIONAL CORPORATION<<                                                                      1,105,030
      105,075   HUDSON CITY BANCORP INCORPORATED                                                                          1,437,426
       50,000   HUNTINGTON BANCSHARES INCORPORATED<<                                                                      1,092,500
      737,428   JPMORGAN CHASE & COMPANY                                                                                 35,676,767
       84,052   KEYCORP                                                                                                   3,149,428
       16,310   M&T BANK CORPORATION<<                                                                                    1,889,187
       54,292   MARSHALL & ILSLEY CORPORATION                                                                             2,514,263
       88,315   MELLON FINANCIAL CORPORATION<<                                                                            3,809,909
      125,790   NATIONAL CITY CORPORATION<<                                                                               4,685,678
       40,037   NORTHERN TRUST CORPORATION                                                                                2,407,825
       73,494   PNC FINANCIAL SERVICES GROUP                                                                              5,289,363
      155,357   REGIONS FINANCIAL CORPORATION                                                                             5,494,977
       76,666   SOVEREIGN BANCORP INCORPORATED                                                                            1,950,389
       70,878   STATE STREET CORPORATION                                                                                  4,589,351
       75,426   SUNTRUST BANKS INCORPORATED                                                                               6,263,375
       69,342   SYNOVUS FINANCIAL CORPORATION                                                                             2,242,520
      376,046   US BANCORP                                                                                               13,150,329
      404,608   WACHOVIA CORPORATION                                                                                     22,273,670
      188,752   WASHINGTON MUTUAL INCORPORATED<<                                                                          7,621,806
      717,315   WELLS FARGO & COMPANY+++                                                                                 24,697,155
      163,895   WESTERN UNION COMPANY                                                                                     3,597,495
       23,353   ZIONS BANCORPORATION                                                                                      1,973,796

                                                                                                                        279,803,205
                                                                                                                    ---------------
EATING & DRINKING PLACES - 0.61%
       30,825   DARDEN RESTAURANTS INCORPORATED                                                                           1,269,682
      255,511   MCDONALD'S CORPORATION                                                                                   11,510,771
       18,412   WENDY'S INTERNATIONAL INCORPORATED                                                                          576,296
       55,970   YUM! BRANDS INCORPORATED                                                                                  3,232,827

                                                                                                                         16,589,576
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 0.05%
       29,711   APOLLO GROUP INCORPORATED CLASS A+                                                                        1,304,313
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 4.33%
      141,014   AES CORPORATION+                                                                                          3,034,621
       34,913   ALLEGHENY ENERGY INCORPORATED+                                                                            1,715,625
       54,138   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                       681,597
       43,863   AMEREN CORPORATION<<                                                                                      2,206,309
       84,218   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              4,105,628
       67,956   CENTERPOINT ENERGY INCORPORATED<<                                                                         1,219,131

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
       71,919   CITIZENS COMMUNICATIONS COMPANY<<                                                                   $     1,075,189
       47,399   CMS ENERGY CORPORATION<<                                                                                    843,702
       54,701   CONSOLIDATED EDISON INCORPORATED                                                                          2,793,033
       38,360   CONSTELLATION ENERGY GROUP INCORPORATED                                                                   3,335,402
       74,090   DOMINION RESOURCES INCORPORATED<<                                                                         6,576,969
       37,605   DTE ENERGY COMPANY<<                                                                                      1,801,280
      266,898   DUKE ENERGY CORPORATION                                                                                   5,415,360
       80,371   DYNEGY INCORPORATED CLASS A+<<                                                                              744,235
       69,173   EDISON INTERNATIONAL                                                                                      3,398,469
      148,263   EL PASO CORPORATION                                                                                       2,145,366
       42,103   ENTERGY CORPORATION                                                                                       4,417,447
      142,281   EXELON CORPORATION                                                                                        9,776,128
       67,770   FIRSTENERGY CORPORATION<<                                                                                 4,489,085
       86,110   FPL GROUP INCORPORATED<<                                                                                  5,267,349
       15,957   INTEGRYS ENERGY GROUP INCORPORATED                                                                          885,773
       37,279   KEYSPAN CORPORATION                                                                                       1,534,031
       22,791   KINDER MORGAN INCORPORATED                                                                                2,426,102
        9,535   NICOR INCORPORATED                                                                                          461,685
       58,141   NISOURCE INCORPORATED                                                                                     1,420,966
       74,482   PG&E CORPORATION                                                                                          3,595,246
       21,233   PINNACLE WEST CAPITAL CORPORATION                                                                         1,024,492
       81,759   PPL CORPORATION                                                                                           3,343,943
       54,586   PROGRESS ENERGY INCORPORATED                                                                              2,753,318
       53,665   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,456,342
       18,247   QUESTAR CORPORATION                                                                                       1,627,815
       55,820   SEMPRA ENERGY                                                                                             3,405,578
      133,301   SPECTRA ENERGY CORPORATION                                                                                3,501,817
       44,497   TECO ENERGY INCORPORATED                                                                                    765,793
      158,934   THE SOUTHERN COMPANY<<                                                                                    5,824,931
       97,501   TXU CORPORATION                                                                                           6,249,814
      113,178   WASTE MANAGEMENT INCORPORATED                                                                             3,894,438
      126,932   WILLIAMS COMPANIES INCORPORATED                                                                           3,612,485
       86,569   XCEL ENERGY INCORPORATED                                                                                  2,137,389

                                                                                                                        117,963,883
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.88%
       24,897   ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                      416,776
      117,817   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                    1,538,690
       75,696   ALTERA CORPORATION                                                                                        1,513,163
       70,852   ANALOG DEVICES INCORPORATED<<                                                                             2,443,685
      100,112   BROADCOM CORPORATION CLASS A+<<                                                                           3,210,592
       18,071   CIENA CORPORATION+                                                                                          505,084
       38,744   COOPER INDUSTRIES LIMITED CLASS A                                                                         1,743,093
      169,400   EMERSON ELECTRIC COMPANY                                                                                  7,299,446
    2,183,215   GENERAL ELECTRIC COMPANY                                                                                 77,198,482
       13,906   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              1,336,088
       39,211   JABIL CIRCUIT INCORPORATED                                                                                  839,508
       44,837   JDS UNIPHASE CORPORATION+<<                                                                                 682,868

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
       42,403   KLA-TENCOR CORPORATION<<                                                                            $     2,260,928
       26,436   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  2,312,357
       63,544   LINEAR TECHNOLOGY CORPORATION<<                                                                           2,007,355
      163,516   LSI LOGIC CORPORATION+<<                                                                                  1,707,107
       68,085   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    2,001,699
      160,251   MICRON TECHNOLOGY INCORPORATED+                                                                           1,935,832
       30,100   MOLEX INCORPORATED                                                                                          848,820
      507,508   MOTOROLA INCORPORATED<<                                                                                   8,967,666
       60,215   NATIONAL SEMICONDUCTOR CORPORATION                                                                        1,453,590
       78,779   NETWORK APPLIANCE INCORPORATED+                                                                           2,877,009
       26,698   NOVELLUS SYSTEMS INCORPORATED+<<                                                                            854,870
       75,485   NVIDIA CORPORATION+<<                                                                                     2,172,458
       45,092   PMC-SIERRA INCORPORATED+<<                                                                                  316,095
       33,769   QLOGIC CORPORATION+                                                                                         574,073
      351,696   QUALCOMM INCORPORATED                                                                                    15,003,351
       35,717   ROCKWELL COLLINS INCORPORATED                                                                             2,390,539
      112,536   SANMINA-SCI CORPORATION+                                                                                    407,380
       92,847   TELLABS INCORPORATED+                                                                                       919,185
      306,454   TEXAS INSTRUMENTS INCORPORATED                                                                            9,224,265
       16,708   WHIRLPOOL CORPORATION<<                                                                                   1,418,676
       70,458   XILINX INCORPORATED<<                                                                                     1,812,884

                                                                                                                        160,193,614
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.28%
       18,669   FLUOR CORPORATION<<                                                                                       1,674,983
       49,667   MOODY'S CORPORATION                                                                                       3,082,334
       72,012   PAYCHEX INCORPORATED                                                                                      2,727,094

                                                                                                                          7,484,411
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.32%
       21,886   BALL CORPORATION                                                                                          1,003,473
       32,368   FORTUNE BRANDS INCORPORATED                                                                               2,551,246
       87,796   ILLINOIS TOOL WORKS INCORPORATED                                                                          4,530,274
       12,505   SNAP-ON INCORPORATED                                                                                        601,491

                                                                                                                          8,686,484
                                                                                                                    ---------------
FINANCIAL SERVICES - 0.03%
       40,282   JANUS CAPITAL GROUP INCORPORATED                                                                            842,297
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 3.13%
      161,968   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     8,172,905
      138,581   ARCHER DANIELS MIDLAND COMPANY                                                                            5,085,923
       46,368   CAMPBELL SOUP COMPANY                                                                                     1,806,034
       59,089   COCA-COLA ENTERPRISES INCORPORATED                                                                        1,196,552
      107,252   CONAGRA FOODS INCORPORATED                                                                                2,671,647
       44,786   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                  948,567
       73,278   GENERAL MILLS INCORPORATED                                                                                4,266,245
       68,968   H.J. HEINZ COMPANY                                                                                        3,249,772
       24,716   HERCULES INCORPORATED+                                                                                      482,951

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
       53,230   KELLOGG COMPANY<<                                                                                   $     2,737,619
       39,828   KRAFT FOODS INCORPORATED CLASS A                                                                          1,260,954
       27,640   MCCORMICK & COMPANY INCORPORATED                                                                          1,064,693
        9,965   MOLSON COORS BREWING COMPANY                                                                                942,888
       27,911   PEPSI BOTTLING GROUP INCORPORATED                                                                           890,082
      347,714   PEPSICO INCORPORATED                                                                                     22,100,702
      155,723   SARA LEE CORPORATION                                                                                      2,634,833
      427,657   THE COCA-COLA COMPANY                                                                                    20,527,536
       36,744   THE HERSHEY COMPANY                                                                                       2,008,427
       53,558   TYSON FOODS INCORPORATED CLASS A                                                                          1,039,561
       46,315   WM. WRIGLEY JR. COMPANY                                                                                   2,358,823

                                                                                                                         85,446,714
                                                                                                                    ---------------
FOOD STORES - 0.51%
      150,307   KROGER COMPANY                                                                                            4,246,173
       93,522   SAFEWAY INCORPORATED                                                                                      3,426,646
      159,435   STARBUCKS CORPORATION+                                                                                    4,999,882
       29,846   WHOLE FOODS MARKET INCORPORATED                                                                           1,338,593

                                                                                                                         14,011,294
                                                                                                                    ---------------
FORESTRY - 0.12%
       44,841   WEYERHAEUSER COMPANY<<                                                                                    3,351,416
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.18%
       37,661   LEGGETT & PLATT INCORPORATED                                                                                853,775
       83,140   MASCO CORPORATION                                                                                         2,278,036
       58,937   NEWELL RUBBERMAID INCORPORATED                                                                            1,832,351

                                                                                                                          4,964,162
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.95%
       23,246   BIG LOTS INCORPORATED+<<                                                                                    727,135
       66,247   DOLLAR GENERAL CORPORATION                                                                                1,401,124
       32,193   FAMILY DOLLAR STORES INCORPORATED                                                                           953,557
      111,498   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                                5,022,985
       47,765   JC PENNEY COMPANY INCORPORATED<<                                                                          3,924,372
       17,644   SEARS HOLDINGS CORPORATION+<<                                                                             3,178,743
      182,350   TARGET CORPORATION                                                                                       10,806,061
       96,622   TJX COMPANIES INCORPORATED                                                                                2,604,929
      522,099   WAL-MART STORES INCORPORATED                                                                             24,512,548

                                                                                                                         53,131,454
                                                                                                                    ---------------
HEALTH SERVICES - 0.54%
       84,986   CARDINAL HEALTH INCORPORATED                                                                              6,199,729
       25,986   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                             1,887,363
       15,472   MANOR CARE INCORPORATED                                                                                     841,058
       61,156   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      4,435,645
      100,126   TENET HEALTHCARE CORPORATION+                                                                               643,810
       21,761   WATSON PHARMACEUTICALS INCORPORATED+                                                                        575,143

                                                                                                                         14,582,748
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES - 1.28%
       20,716   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                   $     1,195,106
       46,788   ARCHSTONE-SMITH TRUST                                                                                     2,539,653
       16,845   AVALONBAY COMMUNITIES INCORPORATED                                                                        2,189,850
       25,253   BOSTON PROPERTIES INCORPORATED                                                                            2,964,702
       26,916   DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                               1,693,016
       62,422   EQUITY RESIDENTIAL                                                                                        3,010,613
      110,569   HOST HOTELS & RESORTS INCORPORATED                                                                        2,909,070
       47,992   KIMCO REALTY CORPORATION                                                                                  2,339,130
       37,643   PLUM CREEK TIMBER COMPANY                                                                                 1,483,887
       54,401   PROLOGIS                                                                                                  3,532,257
       26,046   PUBLIC STORAGE INCORPORATED                                                                               2,465,775
       47,045   SIMON PROPERTY GROUP INCORPORATED<<                                                                       5,233,756
       27,680   VORNADO REALTY TRUST<<                                                                                    3,303,331

                                                                                                                         34,860,146
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.26%
       60,164   BED BATH & BEYOND INCORPORATED+                                                                           2,416,788
       85,947   BEST BUY COMPANY INCORPORATED<<                                                                           4,187,338
       30,219   CIRCUIT CITY STORES INCORPORATED                                                                            559,958

                                                                                                                          7,164,084
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.39%
       82,578   HILTON HOTELS CORPORATION<<                                                                               2,969,505
       70,011   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               3,427,739
       45,614   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                        2,958,068
       40,104   WYNDHAM WORLDWIDE CORPORATION+                                                                            1,369,552

                                                                                                                         10,724,864
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.45%
      155,811   3M COMPANY<<                                                                                             11,908,635
       37,091   AMERICAN STANDARD COMPANIES INCORPORATED                                                                  1,966,565
      182,985   APPLE INCORPORATED+                                                                                      17,001,136
      296,570   APPLIED MATERIALS INCORPORATED<<                                                                          5,433,162
       67,990   BAKER HUGHES INCORPORATED                                                                                 4,496,179
       13,927   BLACK & DECKER CORPORATION                                                                                1,136,722
      137,111   CATERPILLAR INCORPORATED                                                                                  9,190,550
       11,061   CUMMINS INCORPORATED                                                                                      1,600,748
       48,163   DEERE & COMPANY                                                                                           5,232,428
      482,287   DELL INCORPORATED+<<                                                                                     11,193,881
       43,460   DOVER CORPORATION                                                                                         2,121,283
       31,039   EATON CORPORATION                                                                                         2,593,619
      447,576   EMC CORPORATION+                                                                                          6,198,928
      568,237   HEWLETT-PACKARD COMPANY                                                                                  22,809,033
       65,349   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                    2,834,186
    1,224,394   INTEL CORPORATION                                                                                        23,422,657
      319,639   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            30,129,172
       20,383   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                     1,191,590
       37,325   NATIONAL OILWELL VARCO INCORPORATED+<<                                                                    2,903,512

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
       26,114   PALL CORPORATION                                                                                    $       992,332
       24,579   PARKER HANNIFIN CORPORATION                                                                               2,121,413
       46,771   PITNEY BOWES INCORPORATED                                                                                 2,122,936
       48,271   SANDISK CORPORATION+<<                                                                                    2,114,270
       42,331   SMITH INTERNATIONAL INCORPORATED<<                                                                        2,034,005
      191,937   SOLECTRON CORPORATION+                                                                                      604,602
       17,582   STANLEY WORKS                                                                                               973,340
       21,783   TEREX CORPORATION+<<                                                                                      1,563,148

                                                                                                                        175,890,032
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
       63,348   AON CORPORATION<<                                                                                         2,404,690
       35,396   HUMANA INCORPORATED+                                                                                      2,053,676
      117,360   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   3,437,474
       72,749   UNUMPROVIDENT CORPORATION<<                                                                               1,675,409

                                                                                                                          9,571,249
                                                                                                                    ---------------
INSURANCE CARRIERS - 5.70%
       69,367   ACE LIMITED                                                                                               3,958,081
      109,637   AETNA INCORPORATED                                                                                        4,801,004
      104,430   AFLAC INCORPORATED                                                                                        4,914,476
      131,364   ALLSTATE CORPORATION                                                                                      7,889,722
       21,731   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                      1,877,341
      552,343   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                37,128,496
       86,747   CHUBB CORPORATION                                                                                         4,482,217
       20,694   CIGNA CORPORATION                                                                                         2,952,206
       36,694   CINCINNATI FINANCIAL CORPORATION                                                                          1,555,826
       93,583   GENWORTH FINANCIAL INCORPORATED                                                                           3,269,790
       67,985   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            6,498,006
       58,769   LINCOLN NATIONAL CORPORATION                                                                              3,983,951
       95,767   LOEWS CORPORATION                                                                                         4,350,695
       28,606   MBIA INCORPORATED<<                                                                                       1,873,407
      159,799   METLIFE INCORPORATED                                                                                     10,091,307
       17,630   MGIC INVESTMENT CORPORATION<<                                                                             1,038,760
       56,873   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    3,404,987
      158,060   PROGRESSIVE CORPORATION                                                                                   3,448,869
       99,573   PRUDENTIAL FINANCIAL INCORPORATED                                                                         8,987,459
       22,413   SAFECO CORPORATION                                                                                        1,488,896
       20,803   TORCHMARK CORPORATION                                                                                     1,364,469
      143,436   TRAVELERS COMPANIES INCORPORATED                                                                          7,425,682
      287,536   UNITEDHEALTH GROUP INCORPORATED                                                                          15,230,782
      130,024   WELLPOINT INCORPORATED+                                                                                  10,544,946
       38,439   XL CAPITAL LIMITED CLASS A                                                                                2,689,192

                                                                                                                        155,250,567
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
LEATHER & LEATHER PRODUCTS - 0.14%
       78,591   COACH INCORPORATED+                                                                                 $     3,933,480
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.44%
       85,699   AGILENT TECHNOLOGIES INCORPORATED+                                                                        2,887,199
       38,970   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              1,152,343
       11,536   BAUSCH & LOMB INCORPORATED                                                                                  590,182
       51,929   BECTON DICKINSON & COMPANY                                                                                3,992,821
      251,433   BOSTON SCIENTIFIC CORPORATION+                                                                            3,655,840
       21,925   C.R. BARD INCORPORATED                                                                                    1,743,257
       50,531   DANAHER CORPORATION                                                                                       3,610,440
       61,042   EASTMAN KODAK COMPANY<<                                                                                   1,377,108
       11,450   MILLIPORE CORPORATION+<<                                                                                    829,782
       25,865   PERKINELMER INCORPORATED                                                                                    626,450
       33,708   QUEST DIAGNOSTICS INCORPORATED                                                                            1,681,018
       94,731   RAYTHEON COMPANY                                                                                          4,969,588
       35,173   ROCKWELL AUTOMATION INCORPORATED                                                                          2,105,808
       17,349   TEKTRONIX INCORPORATED                                                                                      488,548
       40,288   TERADYNE INCORPORATED+                                                                                      666,364
       89,176   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                  4,168,978
       21,556   WATERS CORPORATION+                                                                                       1,250,248
      201,476   XEROX CORPORATION+                                                                                        3,402,930

                                                                                                                         39,198,904
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 0.59%
      244,489   MEDTRONIC INCORPORATED                                                                                   11,994,630
       73,085   ST. JUDE MEDICAL INCORPORATED+                                                                            2,748,727
       27,270   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      1,300,506

                                                                                                                         16,043,863
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES - 0.07%
       33,858   COVENTRY HEALTH CARE INCORPORATED+<<                                                                      1,897,741
                                                                                                                    ---------------
MEDICAL PRODUCTS - 0.79%
       32,643   ALLERGAN INCORPORATED                                                                                     3,617,497
      137,962   BAXTER INTERNATIONAL INCORPORATED                                                                         7,266,459
       51,998   BIOMET INCORPORATED                                                                                       2,209,395
       63,304   STRYKER CORPORATION<<                                                                                     4,198,321
       50,352   ZIMMER HOLDINGS INCORPORATED+<<                                                                           4,300,564

                                                                                                                         21,592,236
                                                                                                                    ---------------
METAL MINING - 0.34%
       79,580   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                     5,267,421
       95,741   NEWMONT MINING CORPORATION                                                                                4,020,165

                                                                                                                          9,287,586
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
       20,171   VULCAN MATERIALS COMPANY                                                                                  2,349,518
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
       34,151   HASBRO INCORPORATED                                                                                 $       977,402
       83,474   MATTEL INCORPORATED                                                                                       2,301,378
       28,735   TIFFANY & COMPANY<<                                                                                       1,306,868
      419,786   TYCO INTERNATIONAL LIMITED                                                                               13,244,248

                                                                                                                         17,829,896
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 1.43%
       66,030   AMAZON.COM INCORPORATED+                                                                                  2,627,334
       96,030   COSTCO WHOLESALE CORPORATION                                                                              5,170,255
      327,013   CVS CORPORATION<<                                                                                        11,164,224
       12,924   DILLARD'S INCORPORATED CLASS A                                                                              423,003
       28,796   EXPRESS SCRIPTS INCORPORATED+                                                                             2,324,413
       58,701   OFFICE DEPOT INCORPORATED+                                                                                2,062,753
       15,919   OFFICEMAX INCORPORATED                                                                                      839,568
       28,916   RADIOSHACK CORPORATION<<                                                                                    781,599
      152,226   STAPLES INCORPORATED                                                                                      3,933,520
      212,486   WALGREEN COMPANY                                                                                          9,750,983

                                                                                                                         39,077,652
                                                                                                                    ---------------
MOTION PICTURES - 1.56%
      498,127   NEWS CORPORATION CLASS A                                                                                 11,516,696
      810,085   TIME WARNER INCORPORATED                                                                                 15,974,876
      434,902   WALT DISNEY COMPANY                                                                                      14,973,676

                                                                                                                         42,465,248
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.84%
       65,204   FEDEX CORPORATION                                                                                         7,004,866
      226,419   UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             15,871,972

                                                                                                                         22,876,838
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.86%
      253,146   AMERICAN EXPRESS COMPANY                                                                                 14,277,434
       87,173   CAPITAL ONE FINANCIAL CORPORATION<<                                                                       6,578,075
       41,081   CIT GROUP INCORPORATED                                                                                    2,174,007
      125,225   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       4,212,569
      205,496   FANNIE MAE                                                                                               11,215,972
      147,131   FREDDIE MAC<<                                                                                             8,752,823
       87,148   SLM CORPORATION                                                                                           3,564,353

                                                                                                                         50,775,233
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 2.78%
       98,320   ANADARKO PETROLEUM CORPORATION                                                                            4,225,794
       70,265   APACHE CORPORATION                                                                                        4,967,736
       62,256   BJ SERVICES COMPANY                                                                                       1,736,942
       86,932   CHESAPEAKE ENERGY CORPORATION                                                                             2,684,460
       94,363   DEVON ENERGY CORPORATION                                                                                  6,531,807
       32,034   ENSCO INTERNATIONAL INCORPORATED<<                                                                        1,742,650

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (CONTINUED)
       51,803   EOG RESOURCES INCORPORATED                                                                          $     3,695,626
      212,134   HALLIBURTON COMPANY<<                                                                                     6,733,133
       59,125   NABORS INDUSTRIES LIMITED+<<                                                                              1,754,239
       28,556   NOBLE CORPORATION                                                                                         2,246,786
      177,937   OCCIDENTAL PETROLEUM CORPORATION                                                                          8,774,073
       23,460   ROWAN COMPANIES INCORPORATED<<                                                                              761,746
      250,217   SCHLUMBERGER LIMITED                                                                                     17,289,995
       62,200   TRANSOCEAN INCORPORATED+                                                                                  5,081,740
       71,794   WEATHERFORD INTERNATIONAL LIMITED+<<                                                                      3,237,909
       78,121   XTO ENERGY INCORPORATED                                                                                   4,281,812

                                                                                                                         75,746,448
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.28%
       22,205   BEMIS COMPANY INCORPORATED                                                                                  741,425
       96,089   INTERNATIONAL PAPER COMPANY<<                                                                             3,497,640
       38,739   MEADWESTVACO CORPORATION                                                                                  1,194,711
       28,212   PACTIV CORPORATION+                                                                                         951,873
       22,324   TEMPLE-INLAND INCORPORATED                                                                                1,333,636

                                                                                                                          7,719,285
                                                                                                                    ---------------
PERSONAL SERVICES - 0.09%
       28,821   CINTAS CORPORATION                                                                                        1,040,438
       68,428   H & R BLOCK INCORPORATED                                                                                  1,439,725

                                                                                                                          2,480,163
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 6.32%
       11,835   ASHLAND INCORPORATED                                                                                        776,376
      458,119   CHEVRON CORPORATION                                                                                      33,882,481
      349,059   CONOCOPHILLIPS                                                                                           23,858,183
    1,208,767   EXXON MOBIL CORPORATION<<                                                                                91,201,470
       57,361   HESS CORPORATION                                                                                          3,181,815
       73,430   MARATHON OIL CORPORATION                                                                                  7,257,087
       39,837   MURPHY OIL CORPORATION                                                                                    2,127,296
       25,761   SUNOCO INCORPORATED                                                                                       1,814,605
      128,259   VALERO ENERGY CORPORATION<<                                                                               8,271,423

                                                                                                                        172,370,736
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.56%
      184,611   ALCOA INCORPORATED                                                                                        6,258,313
       21,652   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                     2,310,052
       63,933   NUCOR CORPORATION                                                                                         4,163,956
       25,156   UNITED STATES STEEL CORPORATION<<                                                                         2,494,721

                                                                                                                         15,227,042
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.87%
      156,694   CBS CORPORATION CLASS B<<                                                                                 4,793,269
       13,871   DOW JONES & COMPANY INCORPORATED<<                                                                          478,133
       17,721   E.W. SCRIPPS COMPANY CLASS A                                                                                791,774
       49,855   GANNETT COMPANY INCORPORATED                                                                              2,806,338

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (CONTINUED)
       75,356   MCGRAW-HILL COMPANIES INCORPORATED                                                                  $     4,738,385
        8,264   MEREDITH CORPORATION                                                                                        474,271
       30,556   NEW YORK TIMES COMPANY CLASS A<<                                                                            718,372
       46,368   RR DONNELLEY & SONS COMPANY<<                                                                             1,696,605
       37,737   TRIBUNE COMPANY<<                                                                                         1,211,735
      146,952   VIACOM INCORPORATED CLASS B+<<                                                                            6,041,197

                                                                                                                         23,750,079
                                                                                                                    ---------------
RAILROAD TRANSPORTATION - 0.73%
       76,210   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  6,129,570
       92,735   CSX CORPORATION<<                                                                                         3,714,037
       84,284   NORFOLK SOUTHERN CORPORATION                                                                              4,264,770
       57,483   UNION PACIFIC CORPORATION                                                                                 5,837,399

                                                                                                                         19,945,776
                                                                                                                    ---------------
REAL ESTATE - 0.10%
       39,657   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              1,355,476
       46,203   REALOGY CORPORATION+                                                                                      1,368,071

                                                                                                                          2,723,547
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.08%
       34,255   SEALED AIR CORPORATION<<                                                                                  1,082,458
       38,270   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                       1,193,641

                                                                                                                          2,276,099
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.15%
       50,785   AMERIPRISE FINANCIAL INCORPORATED                                                                         2,901,855
       25,428   BEAR STEARNS COMPANIES INCORPORATED                                                                       3,823,100
      218,057   CHARLES SCHWAB CORPORATION                                                                                3,988,263
        7,398   CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED<<                                                       3,939,139
       90,691   E*TRADE FINANCIAL CORPORATION+                                                                            1,924,463
       18,908   FEDERATED INVESTORS INCORPORATED CLASS B                                                                    694,302
       35,543   FRANKLIN RESOURCES INCORPORATED                                                                           4,294,661
       87,336   GOLDMAN SACHS GROUP INCORPORATED                                                                         18,046,238
       27,920   LEGG MASON INCORPORATED                                                                                   2,630,343
      111,693   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     7,826,329
      187,753   MERRILL LYNCH & COMPANY INCORPORATED                                                                     15,333,788
      226,018   MORGAN STANLEY                                                                                           17,801,178
       56,327   T. ROWE PRICE GROUP INCORPORATED                                                                          2,658,071

                                                                                                                         85,861,730
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.28%
      333,263   CORNING INCORPORATED+                                                                                     7,578,401
                                                                                                                    ---------------
TOBACCO PRODUCTS - 1.59%
      445,552   ALTRIA GROUP INCORPORATED                                                                                39,123,921
       36,403   REYNOLDS AMERICAN INCORPORATED<<                                                                          2,271,911
       34,101   UST INCORPORATED<<                                                                                        1,977,176

                                                                                                                         43,373,008
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
TRANSPORTATION BY AIR - 0.09%
      167,392   SOUTHWEST AIRLINES COMPANY                                                                          $     2,460,662
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 3.02%
      167,569   BOEING COMPANY                                                                                           14,898,560
       19,262   BRUNSWICK CORPORATION<<                                                                                     613,495
      401,805   FORD MOTOR COMPANY<<                                                                                      3,170,241
       86,140   GENERAL DYNAMICS CORPORATION                                                                              6,581,096
      120,085   GENERAL MOTORS CORPORATION<<                                                                              3,679,404
       36,197   GENUINE PARTS COMPANY                                                                                     1,773,653
       26,618   GOODRICH CORPORATION                                                                                      1,370,295
       54,681   HARLEY-DAVIDSON INCORPORATED                                                                              3,212,509
      169,833   HONEYWELL INTERNATIONAL INCORPORATED                                                                      7,822,508
       38,596   ITT CORPORATION                                                                                           2,328,111
       41,717   JOHNSON CONTROLS INCORPORATED<<                                                                           3,947,263
       75,345   LOCKHEED MARTIN CORPORATION                                                                               7,309,972
       74,364   NORTHROP GRUMMAN CORPORATION                                                                              5,519,296
       52,708   PACCAR INCORPORATED                                                                                       3,868,767
       26,598   TEXTRON INCORPORATED                                                                                      2,388,500
      211,415   UNITED TECHNOLOGIES CORPORATION                                                                          13,741,975

                                                                                                                         82,225,645
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.06%
       36,750   CH ROBINSON WORLDWIDE INCORPORATED                                                                        1,754,813
                                                                                                                    ---------------
TRAVEL & RECREATION - 0.20%
       93,927   CARNIVAL CORPORATION                                                                                      4,401,419
       28,407   SABRE HOLDINGS CORPORATION                                                                                  930,329

                                                                                                                          5,331,748
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.68%
       40,225   AMERISOURCEBERGEN CORPORATION                                                                             2,121,869
       16,731   BROWN-FORMAN CORPORATION CLASS B                                                                          1,096,884
       27,377   DEAN FOODS COMPANY+                                                                                       1,279,601
       62,715   MCKESSON CORPORATION                                                                                      3,671,336
       40,126   NIKE INCORPORATED CLASS B<<                                                                               4,263,789
       44,120   SUPERVALU INCORPORATED                                                                                    1,723,768
      130,992   SYSCO CORPORATION                                                                                         4,431,459

                                                                                                                         18,588,706
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.33%
       96,909   KIMBERLY-CLARK CORPORATION                                                                                6,637,297
       29,540   PATTERSON COMPANIES INCORPORATED+<<                                                                       1,048,375
       15,203   W.W. GRAINGER INCORPORATED                                                                                1,174,269

                                                                                                                          8,859,941
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,062,457,889)                                                                             2,699,738,673
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
RIGHTS - 0.00%
     32,300   SEAGATE TECHNOLOGY RIGHTS+(a)                                                                       $            0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 15.27%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.39%
 10,690,480   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  10,690,480
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 14.88%
$ 1,191,330   AMERICAN GENERAL FINANCE CORPORATION+++/-                                5.37%        03/14/2008         1,191,485
  6,098,947   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47         08/16/2007         6,101,753
  1,158,237   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.37         04/23/2007         1,154,693
  3,309,250   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                        5.30         04/25/2007         3,309,283
  3,309,250   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                       5.39         10/25/2007         3,309,415
  3,309,250   BANCO SANTANDER TOTTA LOAN+++/-SS.                                       5.32         05/16/2008         3,309,581
  9,927,749   BANK OF AMERICA NA SERIES BKNT+/-                                        5.49         06/19/2007         9,928,544
  5,294,800   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
              (MATURITY VALUE $5,297,222)                                              5.49         04/02/2007         5,294,800
  7,280,350   BUCKINGHAM II CDO LLC                                                    5.32         04/26/2007         7,254,868
  1,588,440   CAIRN HIGH GRADE FUNDING I LLC++                                         5.30         05/31/2007         1,574,795
  2,647,400   CAIRN HIGH GRADE FUNDING I LLC                                           5.30         06/07/2007         2,621,958
  2,647,400   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/03/2007         2,635,460
  3,309,250   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/23/2007         3,284,695
  1,323,700   CAIRN HIGH GRADE FUNDING I LLC                                           5.32         06/04/2007         1,311,562
  3,441,620   CAIRN HIGH GRADE FUNDING I LLC++                                         5.32         06/21/2007         3,401,559
  6,618,500   CEDAR SPRINGS CAPITAL COMPANY++                                          5.30         06/07/2007         6,554,896
  3,784,193   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         05/16/2007         3,759,975
    315,967   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         04/13/2007           315,462
  4,389,389   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         05/21/2007         4,358,093
  2,515,030   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/14/2007         2,488,295
  1,814,396   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/12/2007         1,795,653
    480,106   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/13/2007           475,074
    150,240   CHEYNE FINANCE LLC                                                       5.26         04/18/2007           149,890
  1,323,700   CHEYNE FINANCE LLC                                                       5.31         06/19/2007         1,308,676
    590,370   CHEYNE FINANCE LLC                                                       5.32         05/14/2007           586,763
  8,604,050   CHEYNE FINANCE LLC+++/-                                                  5.34         02/25/2008         8,601,554
  3,309,250   CHEYNE FINANCE LLC SERIES MTN+++/-                                       5.33         07/16/2007         3,309,614
  1,323,700   CIT GROUP INCORPORATED+/-                                                5.42         12/19/2007         1,324,534
  1,414,373   CIT GROUP INCORPORATED+/-                                                5.57         09/20/2007         1,415,717
  1,459,379   CIT GROUP INCORPORATED+/-                                                5.59         11/23/2007         1,461,160
 46,329,498   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $46,350,693)              5.49         04/02/2007        46,329,498
    661,850   COMERICA BANK+/-                                                         5.32         02/08/2008           659,203
  7,360,963   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.38         04/10/2007         7,352,351
  2,978,325   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.30         04/12/2007         2,973,976
  3,971,100   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32         04/20/2007         3,960,696
  3,309,250   CULLINAN FINANCE CORPORATION+++/-                                        5.32         02/12/2008         3,308,224
  6,618,500   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                            5.28         06/25/2007         6,618,367

PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$10,653,137   DEER VALLEY FUNDING LLC++                                                 5.29%       04/19/2007    $   10,626,717
  4,963,875   DEER VALLEY FUNDING LLC++                                                 5.29        05/15/2007         4,932,801
  1,864,564   DEER VALLEY FUNDING LLC++                                                 5.31        04/11/2007         1,862,121
  1,985,550   DEER VALLEY FUNDING LLC                                                   5.34        05/07/2007         1,975,443
 40,996,288   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $41,015,044)            5.49        04/02/2007        40,996,288
  6,618,500   FIVE FINANCE INCORPORATED SERIES MTN+++/-                                 5.50        06/13/2007         6,619,426
    863,317   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.29        07/06/2007           851,403
  4,104,926   FOX TROT CDO LIMITED++                                                    5.31        04/24/2007         4,091,749
  1,653,963   GENWORTH FINANCIAL INCORPORATED+/-                                        5.50        06/15/2007         1,654,509
  2,647,400   GEORGE STREET FINANCE LLC++                                               5.33        04/30/2007         2,636,598
  6,618,500   GREENWICH CAPITAL HOLDINGS                                                5.44        04/03/2007         6,617,507
  3,309,250   HARRIER FINANCE FUNDING LLC+++/-                                          5.31        01/11/2008         3,309,151
    264,740   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                               5.54        05/15/2007           264,761
    179,758   HUDSON-THAMES LLC++                                                       5.26        04/04/2007           179,706
    992,510   HUDSON-THAMES LLC                                                         5.29        04/30/2007           988,461
  4,632,950   IBM CORPORATION SERIES MTN+/-                                             5.35        06/28/2007         4,633,691
  8,604,050   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39        09/17/2007         8,604,050
  3,309,250   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                5.32        04/24/2008         3,309,415
    794,220   K2 (USA) LLC+++/-                                                         5.30        07/16/2007           794,299
  1,323,700   K2 (USA) LLC+++/-                                                         5.33        09/28/2007         1,323,700
 13,236,999   KEEL CAPITAL INCORPORATED++                                               5.30        04/12/2007        13,217,673
    402,670   KESTREL FUNDING US LLC                                                    5.29        05/21/2007           399,798
  4,276,610   KLIO III FUNDING CORPORATION++                                            5.31        04/24/2007         4,262,882
  1,654,625   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.33        06/26/2007         1,654,675
  4,996,570   LIBERTY HARBOUR CDO II LIMITED++                                          5.30        04/27/2007         4,978,333
    463,295   LIBERTY HARBOUR CDO II LIMITED++                                          5.39        04/13/2007           462,554
  2,793,007   METLIFE GLOBAL FUNDING I+++/-                                             5.43        10/05/2007         2,794,375
  3,309,250   MORGAN STANLEY+/-                                                         5.36        07/12/2007         3,309,250
  4,859,302   MORGAN STANLEY+/-                                                         5.48        07/27/2007         4,861,003
  3,309,250   MORGAN STANLEY+/-                                                         5.51        08/07/2007         3,309,250
 29,121,399   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $29,134,722)          5.49        04/02/2007        29,121,399
    612,211   MORGAN STANLEY SERIES EXL+/-SS.                                           5.38        05/15/2008           612,248
    529,480   NATIONAL CITY BANK+/-                                                     5.46        09/04/2007           529,533
  3,794,386   NATIONWIDE BUILDING SOCIETY+++/-                                          5.48        07/20/2007         3,796,359
  2,470,686   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.32        05/09/2007         2,457,369
  6,618,500   NORTHERN ROCK PLC+++/-SS.                                                 5.34        05/05/2008         6,619,095
  1,911,909   PARAGON MORTGAGES PLC SERIES 12A+++/-                                     5.30        04/15/2007         1,911,909
    661,850   PICAROS FUNDING PLC++                                                     5.29        06/22/2007           654,047
  3,772,545   PREMIUM ASSET TRUST+++/-                                                  5.47        12/21/2007         3,777,826
  3,309,250   PREMIUM ASSET TRUST SERIES 06-B+++/-                                      5.37        12/16/2007         3,309,250
  2,515,030   PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.37        08/27/2007         2,515,030
    535,437   RACERS TRUST SERIES 2004-6-MM+++/-                                        5.34        09/24/2007           535,539
  1,664,023   REGENCY MARKETS #1 LLC++                                                  5.28        05/15/2007         1,653,606
  4,632,950   SAINT GERMAIN FUNDING                                                     5.31        04/19/2007         4,621,460
  3,044,510   SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.39        04/11/2008         3,044,510
    529,480   SKANDINAVISKA ENSKILDA BANKEN AB                                          5.26        08/20/2007           518,732
  2,647,400   SLM CORPORATION+++/-SS.                                                   5.32        05/12/2008         2,647,665
    264,740   STANFIELD VICTORIA FUNDING LLC++                                          5.27        04/16/2007           264,200

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS--MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,509,735   STANFIELD VICTORIA FUNDING LLC++                                          5.31%       04/25/2007    $    2,501,327
  2,351,685   TASMAN FUNDING INCORPORATED++                                             5.29        04/04/2007         2,351,003
    765,231   TRAVELERS INSURANCE COMPANY+/-                                            5.39        02/08/2008           765,216
  3,309,250   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        5.33        06/15/2007         3,309,515
  3,309,250   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                     5.34        05/08/2008         3,309,614
    397,110   VERSAILLES CDS LLC++                                                      5.33        04/16/2007           396,300
  6,618,500   VETRA FINANCE CORPORATION                                                 5.31        06/12/2007         6,550,131
  2,993,283   WHISTLEJACKET CAPITAL LIMITED                                             5.30        04/23/2007         2,984,123
    794,220   WINDMILL FUNDING CORPORATION                                              5.38        04/02/2007           794,220
  2,316,475   WORLD OMNI VEHICLE LEASING++                                              5.30        04/18/2007         2,311,077
  1,323,700   WORLD OMNI VEHICLE LEASING++                                              5.36        04/19/2007         1,320,415

                                                                                                                     405,496,429
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $416,186,909)                                                          416,186,909
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 0.99%
 25,375,468   WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                            25,375,468
                                                                                                                  --------------

PRINCIPAL
US TREASURY BILLS - 0.06%
$   185,000   US TREASURY BILL^                                                         4.94        05/10/2007           184,026
    530,000   US TREASURY BILL^                                                         4.96        05/10/2007           527,208
    850,000   US TREASURY BILL^                                                         4.93        08/09/2007           835,161

                                                                                                                       1,546,395
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $26,921,712)                                                                       26,921,863
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,505,566,510)*                    115.28%                                                                 $3,142,847,445

OTHER ASSETS AND LIABILITIES, NET         (15.28)                                                                   (416,542,616)
                                          ------                                                                  --------------

TOTAL NET ASSETS                          100.00%                                                                 $2,726,304,829
                                          ======                                                                  ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $41,240,718.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES--MARCH 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                                    INDEX
                                                                                                                PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .....................................................................    $2,676,587,913
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..........................................................       416,186,909
   INVESTMENTS IN AFFILIATES ..........................................................................        50,072,623
                                                                                                           --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ....................................................     3,142,847,445
                                                                                                           --------------
   RECEIVABLE FOR INVESTMENTS SOLD ....................................................................            59,285
   RECEIVABLES FOR DIVIDENDS AND INTEREST .............................................................         3,348,146
                                                                                                           --------------
TOTAL ASSETS ..........................................................................................     3,146,254,876
                                                                                                           --------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ............................................             5,100
   PAYABLE FOR INVESTMENTS PURCHASED ..................................................................         3,502,642
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..............................................           212,869
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .............................................................       416,186,909
   ACCRUED EXPENSES AND OTHER LIABILITIES .............................................................            42,527
                                                                                                           --------------
TOTAL LIABILITIES .....................................................................................       419,950,047
                                                                                                           --------------
TOTAL NET ASSETS ......................................................................................    $2,726,304,829
                                                                                                           ==============
INVESTMENTS AT COST ...................................................................................    $2,505,566,510
                                                                                                           ==============
SECURITIES ON LOAN, AT MARKET VALUE ...................................................................    $  401,928,899
                                                                                                           ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                       STATEMENT OF OPERATIONS--
                                 FOR THE PERIOD ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                    INDEX
                                                                                                                PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ..........................................................................................    $   26,681,824
   INTEREST ...........................................................................................            31,453
   INCOME FROM AFFILIATED SECURITIES ..................................................................           516,222
   SECURITIES LENDING INCOME, NET .....................................................................           162,544
                                                                                                           --------------
TOTAL INVESTMENT INCOME ...............................................................................        27,392,043
                                                                                                           --------------
EXPENSES
   ADVISORY FEES ......................................................................................         1,145,503
   CUSTODY FEES .......................................................................................           272,226
   PROFESSIONAL FEES ..................................................................................            21,431
   TRUSTEES' FEES .....................................................................................             3,559
   OTHER FEES AND EXPENSES ............................................................................            28,281
                                                                                                           --------------
TOTAL EXPENSES ........................................................................................         1,471,000
                                                                                                           --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................................................          (266,551)
   NET EXPENSES .......................................................................................         1,204,449
                                                                                                           --------------
NET INVESTMENT INCOME (LOSS) ..........................................................................        26,187,594
                                                                                                           --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
-------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....................................        49,316,947
   FUTURES TRANSACTIONS ...............................................................................          (110,281)
                                                                                                           --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................................................        49,206,666
                                                                                                           --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
-------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....................................       112,618,629
   FUTURES TRANSACTIONS ...............................................................................           200,575
                                                                                                           --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................................       112,819,204
                                                                                                           --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................................................       162,025,870
                                                                                                           --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................................    $  188,213,464
                                                                                                           ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                             INDEX PORTFOLIO
                                                                                -----------------------------------------
                                                                                           FOR THE
                                                                                  SIX MONTHS ENDED                FOR THE
                                                                                    MARCH 31, 2007             YEAR ENDED
                                                                                       (UNAUDITED)     SEPTEMBER 30, 2006
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................   $    2,548,093,616     $    2,151,037,408

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................           26,187,594             43,311,188
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................           49,206,666             73,306,134
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......          112,819,204            122,263,467
                                                                                -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............          188,213,464            238,880,789
                                                                                -----------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ............................................................          171,426,315            501,457,635
   WITHDRAWALS ..............................................................         (181,428,566)          (343,282,216)
                                                                                -----------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS ................................................................          (10,002,251)           158,175,419
                                                                                -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................          178,211,213            397,056,208
                                                                                =========================================
ENDING NET ASSETS ...........................................................   $    2,726,304,829     $    2,548,093,616
                                                                                =========================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         ------------------------------------------------               PORTFOLIO
                                                         NET INVESTMENT      GROSS   EXPENSES         NET       TOTAL    TURNOVER
                                                          INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES   RETURN(2)        RATE
---------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2006 TO MARCH 31, 2007 (UNAUDITED) ......               1.92%      0.11%     (0.02)%      0.09%       7.32%        6%
OCTOBER 1, 2005 TO SEPTEMBER 30, 2006 ..............               1.86%      0.11%      0.00%       0.11%      10.70%        9%
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............               2.08%      0.12%     (0.08)%      0.04%      12.23%        8%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............               1.71%      0.17%     (0.14)%      0.03%      13.87%        2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............               1.70%      0.18%     (0.05)%      0.13%      24.42%        3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............               1.40%      0.18%     (0.05)%      0.13%     (20.52)%       4%

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios (each, a "Fund" and collectively, the "Funds"). These financial statements are for the Index Portfolio.

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2007, the Fund held futures contracts:

                                                            Notional    Net Unrealized
                                                            Contract     Appreciation
Portfolio         Contracts    Type     Expiration Date      Amount     (Depreciation)
--------------------------------------------------------------------------------------
INDEX PORTFOLIO    68 Long    S&P 500      June 2007      $23,889,125      $441,275
--------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY LOANS

      The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at March 31, 2007, are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------
ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                         Advisory Fees                                           Subadvisory Fees
                     Average Daily       (% of Average                        Average Daily       (% of Average
Portfolio             Net Assets       Daily Net Assets)    Subadviser         Net Assets       Daily Net Assets)
-----------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO   First $500 million         0.100         Wells Capital   First $100 million         0.050
                   Next $500 million         0.100          Management      Next $100 million         0.030
                     Next $2 billion         0.075         Incorporated     Over $200 million         0.020
                     Next $2 billion         0.075
                     Over $5 billion         0.050
-----------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
Portfolio                                                       Daily Net Assets
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                                       0.02
--------------------------------------------------------------------------------
OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Fund.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2007, were as follows:

Portfolio                                     Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                 $152,689,092       $148,654,903
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

5. IN-KIND TRANSACTIONS
--------------------------------------------------------------------------------
      Prior to its April 8, 2005 merger into the Wells Fargo Advantage Index Fund, the Strong Index 500 Fund invested all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end 1940 Act management investment company advised by Barclays Global Fund Advisors pursuant to a "master-feeder" investment partnership arrangement. To facilitate the merger with the Wells Fargo Index Fund, the Strong Index 500 Fund received in-kind its pro-rata ownership share of $156,000,305 in securities held by the Master Portfolio on the merger date. Simultaneously, the securities received in-kind were recontributed by the acquiring Wells Fargo Advantage Index Fund in an in-kind subscription into the Wells Fargo Index Portfolio. Under Section 732(b) of the Tax Code, the Strong Index 500 Fund partnership cost basis ("outside basis") in the Master Portfolio as of the in-kind receipt date must be allocated in total to the securities received from the Master Portfolio. Accordingly, outside basis of $149,347,507 was allocated to securities received by the Strong Index 500 Fund and this value was recorded as the financial statement cost basis of securities held in the Wells Fargo Index Portfolio.

6. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------
      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of March 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE INDEX FUND                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE **       PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Wake Forest University, Calloway     None
64                                                  School of Business and
                                                    Accountancy - The Thomas Goho
                                                    Chair of Finance since January
                                                    2006. Associate Professor of
                                                    Finance from 1999-2005.
--------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998        Chairman, CEO and Co-Founder of      None
64                       (Chairman since 2005)      Crystal Geyser Water Company and
                         (Lead Trustee since        President of Crystal Geyser
                         2001)                      Roxane Water Company.
--------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987        Retired. Prior thereto, President    None
73                                                  of Richard M. Leach Associates (a
                                                    financial consulting firm).
--------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk      None
54                                                  Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center
                                                    on Pensions and Retirement
                                                    Research. Research Associate and
                                                    Board Member, Penn Aging Research
                                                    Center. Research Associate,
                                                    National Bureau of Economic
                                                    Research.

OTHER INFORMATION (UNAUDITED)                   WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public       None
55                                                  relations firm of Himle-Horner
                                                    and Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota
                                                    (a public policy organization).
--------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of         None
66                                                  Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate         None
62                                                  Developer. Prior thereto,
                                                    Chairman of Whitepoint Capital,
                                                    LLC until 2004.
--------------------------------------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells    None
47                                                  Fargo Bank, N.A. and President of
                                                    Wells Fargo Funds Management, LLC
                                                    since 2003. Senior Vice President
                                                    and Chief Administrative Officer
                                                    of Wells Fargo Funds Management,
                                                    LLC from 2001 to 2003.
--------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;     Senior Vice President and            None
46                       Chief Legal Counsel        Secretary of Wells Fargo Funds
                         since 2003                 Management, LLC since 2001. Vice
                                                    President and Managing Senior
                                                    Counsel of Wells Fargo Bank, N.A.
                                                    since 1996.
--------------------------------------------------------------------------------------------------------------
A. Erdem Cimen           Treasurer, since 2006      Vice President of Financial          None
33                                                  Operations for Wells Fargo Funds
                                                    Management, LLC since 2006. From
                                                    2001 to 2006, Vice President of
                                                    Wells Fargo Bank, N.A. and Vice
                                                    President of Wells Fargo Bank,
                                                    N.A. Auto Finance Group. Vice
                                                    President of Portfolio Risk
                                                    Management for Wells Fargo Bank,
                                                    N.A. Auto Finance Group from 2004
                                                    to 2006.

WELLS FARGO ADVANTAGE INDEX FUND                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS (continued)

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance           Chief Compliance Officer of Wells    None
45                       Officer, since 2004        Fargo Funds Management, LLC since
                                                    2004. Chief Compliance Officer
                                                    for Wells Fargo Funds Management,
                                                    LLC from 1997 to 2002. In 2002,
                                                    Ms. Peters left Wells Fargo Funds
                                                    Management, LLC to pursue
                                                    personal goals.
--------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of March 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

OTHER INFORMATION (UNAUDITED)                   WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

INDEX FUND AND INDEX PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Index Fund and Index Portfolio (the "Funds"); and (ii) investment sub-advisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Index Fund and Index Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at meetings held on March 30, 2007, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

      Because the Index Fund is a gateway feeder fund that invests all of its assets in the Index Portfolio, which has a substantially similar investment objective and substantially similar investment strategies as the Index Fund, information provided to the Boards regarding the Index Fund is also applicable to the Index Portfolio.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Boards reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Boards evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Boards further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for the Funds over various time periods ended December 31, 2006. They also considered these results in comparison to the median performance results of the groups of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Funds (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Funds' benchmark index. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Funds' Peer Group and Universe. The Boards noted that the performance of the Funds was better than or not appreciably below the median performance of the Peer Group for all time periods.

WELLS FARGO ADVANTAGE INDEX FUND                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The Boards received and considered information regarding the Funds' net operating expense ratios and their various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for the Funds' Peer Group, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios of the Funds were lower than the Funds' Peer Group's median net operating expense ratios.

      Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of the Funds' Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Funds' Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Boards did not consider profitability information with respect to Wells Capital Management, as its separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by Wells Capital Management to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER INFORMATION (UNAUDITED)                   WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards review detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management and Wells Capital Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and its shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

WELLS FARGO ADVANTAGE INDEX FUND                           LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --Association of Bay Area Governments
ADR            --American Depositary Receipt
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
ARM            --Adjustable Rate Mortgages
BART           --Bay Area Rapid Transit
CDA            --Community Development Authority
CDO            --Collateralized Debt Obligation
CDSC           --Contingent Deferred Sales Charge
CGIC           --Capital Guaranty Insurance Company
CGY            --Capital Guaranty Corporation
COP            --Certificate of Participation
CP             --Commercial Paper
CTF            --Common Trust Fund
DW&P           --Department of Water & Power
DWR            --Department of Water Resources
ECFA           --Educational & Cultural Facilities Authority
EDFA           --Economic Development Finance Authority
ETET           --Eagle Tax-Exempt Trust
FFCB           --Federal Farm Credit Bank
FGIC           --Financial Guaranty Insurance Corporation
FHA            --Federal Housing Authority
FHAG           --Federal Housing Agency
FHLB           --Federal Home Loan Bank
FHLMC          --Federal Home Loan Mortgage Corporation
FNMA           --Federal National Mortgage Association
GDR            --Global Depositary Receipt
GNMA           --Government National Mortgage Association
GO             --General Obligation
HCFR           --Healthcare Facilities Revenue
HEFA           --Health & Educational Facilities Authority
HEFAR          --Higher Education Facilities Authority Revenue
HFA            --Housing Finance Authority
HFFA           --Health Facilities Financing Authority
IDA            --Industrial Development Authority
IDAG           --Industrial Development Agency
IDR            --Industrial Development Revenue
LIBOR          --London Interbank Offered Rate
LLC            --Limited Liability Corporation
LOC            --Letter of Credit
LP             --Limited Partnership
MBIA           --Municipal Bond Insurance Association
MFHR           --Multi-Family Housing Revenue
MTN            --Medium Term Note
MUD            --Municipal Utility District
PCFA           --Pollution Control Finance Authority
PCR            --Pollution Control Revenue
PFA            --Public Finance Authority
PFFA           --Public Facilities Financing Authority
plc            --Public Limited Company
PSFG           --Public School Fund Guaranty
R&D            --Research & Development
RDA            --Redevelopment Authority
RDFA           --Redevelopment Finance Authority
REITS          --Real Estate Investment Trusts
SFHR           --Single Family Housing Revenue
SFMR           --Single Family Mortgage Revenue
SLMA           --Student Loan Marketing Association
TBA            --To Be Announced
TRAN           --Tax Revenue Anticipation Notes
USD            --Unified School District
XLCA           --XL Capital Assurance

       ----------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       ----------------

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo    www.wellsfargo.com/advantagefunds           103752 05-07
Funds Management, LLC.                                      SEGFNLD/SAR112 03-07
All rights reserved.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
               INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By:  /s/ Karla M. Rabusch


                                                            Karla M. Rabusch
                                                            President

                                                     Date: May 21, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                     By:    /s/ Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President

                                                     Date: May 21, 2007


                                                     By:   /s/ A. Erdem Cimen


                                                            A. Erdem Cimen
                                                            Treasurer

                                                     Date: May 7, 2007

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund, and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;


4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

              a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              c) evaluated the effectiveness of the registrant's disclosure controls and
                 procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

              d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)
         any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: May 21, 2007

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund, and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;


4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

              a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

              d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

               a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

               b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: May 7, 2007

/s/ A. Erdem Cimen

-----------------------
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: May 21, 2007
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: May 7, 2007
                                                     /s/ A. Erdem Cimen




                                                     A. Erdem Cimen
                                                     Treasurer
                                                     Wells Fargo Funds Trust